UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.9% (t)
	Arizona — 87.6%
	Certificate of Participation/Lease — 10.6%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23	1,157
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,337
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,144
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	2,091
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,385
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,503
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,097

		11,714

	Education — 4.3%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,141
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,595

		4,736

	General Obligation — 12.1%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,174
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,814
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,253
1,265	Maricopa County, School District No. 38- Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,392
1,000	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, GO, 5.000%, 07/01/19	1,236
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,074
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,670
1,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	1,153
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,562

		13,328

	Hospital — 2.6%
1,225	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/14	1,287
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,086
475	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	477

		2,850

	Other Revenue — 13.9%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	3,017
1,000	Arizona State University, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,230
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	3,014
1,000	City of Glendale, Water & Sewer Revenue, Rev., 5.000%, 07/01/28	1,222
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,095
1,000	Navajo County, Pollution Control Corp., Series A, Rev., VAR, 1.250%, 05/30/14	1,001
1,000	Peoria Municipal Development Authority, Inc., Rev., 5.000%, 07/01/18	1,202
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,351
1,000	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,219

		15,351

	Prerefunded — 6.7%
1,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	1,013
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	6,379

		7,392

	Special Tax — 9.9%
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,298
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,327

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,683
3,000	Rev., 5.000%, 07/01/17	3,576

		10,884

	Transportation — 3.9%
2,000	Arizona Transportation Board, Series A, Rev., 5.000%, 07/01/24	2,398
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,859

		4,257

	Utility — 8.4%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,773
	Salt River Project Agricultural Improvement & Power District,
3,600	Series A, Rev., 5.000%, 01/01/23	4,248
1,000	Series A, Rev., 5.000%, 12/01/28	1,248

		9,269

	Water & Sewer — 15.2%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,397
2,025	Series A, Rev., 5.000%, 10/01/24	2,443
2,020	Series A, Rev., 5.000%, 10/01/29	2,512
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,895
1,875	Rev., 5.250%, 07/01/23	2,521
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,451
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,486

		16,705

	Total Arizona	96,486

	Illinois — 1.0%
	Other Revenue — 1.0%
1,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series B, Rev., 5.000%, 12/15/19	1,108

	Minnesota — 1.1%
	Other Revenue — 1.1%
1,000	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,170

	Pennsylvania — 2.0%
	Hospital — 1.0%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,077

	Other Revenue — 1.0%
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/23	1,125

	Total Pennsylvania	2,202

	Texas — 1.8%
	General Obligation — 1.8%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	2,035

	Washington — 3.4%
	General Obligation — 1.2%
1,000	State of Washington, Motor Vehicle Fuel Tax, Series B-1, GO, 5.000%, 08/01/24	1,263

	Other Revenue — 2.2%
1,000	Central Puget Sound, Regional Transportation Authority, Series P-1, Rev., 5.000%, 02/01/18	1,210
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,236

		2,446

	Total Washington	3,709

	Total Municipal Bonds (Cost $96,242)	106,710

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.9%
	Investment Company — 0.9%
949	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $949)	949

	Total Investments — 97.8% (Cost $97,191)	107,659
	Other Assets in Excess of Liabilities — 2.2%	2,454

	NET ASSETS — 100.0%	$110,113

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,468
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$10,468

Federal income tax cost of investments	$97,191

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$949	$106,710	$—	$107,659

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.6%
11,283	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	11,432
19,018	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.007%, 12/27/22 (e)	19,152
	AH Mortgage,
16,088	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	16,149
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,850
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,630
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	7,012
	AH Mortgage Advance Co., Ltd., (Cayman Islands),
16,471	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	16,555
32,446	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	32,933
	Ally Auto Receivables Trust,
532	Series 2010-1, Class A3, 1.450%, 05/15/14	533
5,177	Series 2010-3, Class A3, 1.110%, 10/15/14	5,190
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,875
2,658	Series 2010-4, Class A3, 0.910%, 11/17/14	2,664
2,798	Series 2011-1, Class A3, 1.380%, 01/15/15	2,812
9,057	Series 2012-1, Class A3, 0.930%, 02/16/16	9,116
2,222	Series 2012-1, Class A4, 1.210%, 07/15/16	2,257
12,813	Series 2012-2, Class A3, 0.740%, 04/15/16	12,870
20,000	Series 2012-3, Class A2, 0.700%, 01/15/15	20,041
9,709	Series 2012-3, Class A3, 0.850%, 08/15/16	9,765
20,742	Series 2012-4, Class A2, 0.480%, 05/15/15	20,743
21,797	Series 2012-5, Class A2, 0.450%, 07/15/15	21,791
	American Credit Acceptance Receivables Trust,
7,528	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	7,537
20,309	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	20,400
2,164	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	2,177
14,161	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	14,160
3,220	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	3,220
	AmeriCredit Automobile Receivables Trust,
4,579	Series 2010-3, Class A3, 1.140%, 04/08/15	4,589
2,735	Series 2010-4, Class A3, 1.270%, 04/08/15	2,741
3,109	Series 2011-1, Class A3, 1.390%, 09/08/15	3,124
3,772	Series 2011-3, Class A2, 0.840%, 11/10/14	3,775
1,515	Series 2011-4, Class A2, 0.920%, 03/09/15	1,517
11,311	Series 2011-4, Class A3, 1.170%, 05/09/16	11,380
12,349	Series 2011-5, Class A3, 1.550%, 07/08/16	12,511
7,604	Series 2012-1, Class A2, 0.910%, 10/08/15	7,623
2,353	Series 2012-1, Class A3, 1.230%, 09/08/16	2,378
4,959	Series 2012-2, Class A2, 0.760%, 10/08/15	4,967
2,533	Series 2012-2, Class A3, 1.050%, 10/11/16	2,554
7,500	Series 2012-3, Class A2, 0.710%, 12/08/15	7,513
3,857	Series 2012-3, Class A3, 0.960%, 01/09/17	3,881
4,655	Series 2012-4, Class A2, 0.490%, 04/08/16	4,657
4,500	Series 2012-5, Class A1, 0.270%, 12/09/13	4,500
12,825	Series 2012-5, Class A2, 0.510%, 01/08/16	12,824
3,289	Series 2012-5, Class A3, 0.620%, 06/08/17	3,288
300	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	299
10,243	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	10,242
	Bank of America Auto Trust,
619	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	621
3,449	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	3,470
628	Series 2010-2, Class A3, 1.310%, 07/15/14	628
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,881
7,661	Series 2012-1, Class A3, 0.780%, 06/15/16	7,692
1,199	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	1,051
7,779	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	7,808

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
10,488	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	10,584
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,808
22,128	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	22,123
	CarMax Auto Owner Trust,
578	Series 2010-1, Class A3, 1.560%, 07/15/14	579
8,607	Series 2011-1, Class A3, 1.290%, 09/15/15	8,654
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,445
10,801	Series 2011-3, Class A3, 1.070%, 06/15/16	10,890
9,121	Series 2012-3, Class A2, 0.430%, 09/15/15	9,122
2,075	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	2,076
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,262	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,429
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,980
10,310	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	9,947
4,316	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.650%, 11/08/13	4,319
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,298
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,288
	Citigroup Mortgage Loan Trust,
1,353	Series 2003-HE3, Class A, VAR, 0.587%, 12/25/33	1,233
12,180	Series 2011-5, Class 1A1, VAR, 0.398%, 02/25/46 (e) (i)	11,276
	CNH Equipment Trust,
5,088	Series 2010-C, Class A3, 1.170%, 05/15/15	5,108
5,131	Series 2011-A, Class A3, 1.200%, 05/16/16	5,158
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,937
10,872	Series 2012-A, Class A2, 0.650%, 07/15/15	10,890
8,277	Series 2012-A, Class A3, 0.940%, 05/15/17	8,342
16,613	Series 2012-C, Class A2, 0.440%, 02/16/16	16,616
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	653
11	Series 2004-1, Class 3A, VAR, 0.767%, 04/25/34	10
1,290	Series 2004-1, Class M1, VAR, 0.957%, 03/25/34	1,164
502	Series 2004-1, Class M2, VAR, 1.033%, 03/25/34	476
1,065	Series 2004-6, Class M1, VAR, 0.808%, 10/25/34	855
	CPS Auto Receivables Trust,
3,085	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	3,173
10,736	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	11,219
5,907	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	5,924
24,522	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	24,613
18,313	CPS Auto Trust, Series 2012-C, Class A, 1.820%, 12/16/19 (e)	18,320
	Credit Acceptance Auto Loan Trust,
9,207	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,324
4,711	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,740
10,891	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	10,898
900	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.223%, 01/25/36	558
363	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.518%, 11/25/35	343
	Discover Card Master Trust,
2,400	Series 2008-A4, Class A4, 5.650%, 12/15/15	2,469
5,078	Series 2012-A1, Class A1, 0.810%, 08/15/17	5,119
8,207	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	8,212
13,141	Exeter Automobile Receivables Trust, Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	13,181
841	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.308%, 12/25/36	823
13,500	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	13,526
5,535	Flagship Credit Auto Trust, Series 2012-1, Class A, 1.860%, 01/15/15 (e)	5,538
2,161	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	2,163
	Ford Credit Auto Owner Trust,
2,887	Series 2009-B, Class A4, 4.500%, 07/15/14	2,919

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
108	Series 2011-B, Class A2, 0.680%, 01/15/14	107
14,025	Series 2012-A, Class A3, 0.840%, 08/15/16	14,116
8,800	Series 2012-B, Class A3, 0.720%, 12/15/16	8,835
7,107	Series 2012-D, Class A2, 0.400%, 09/15/15	7,105
5,279	Series 2012-D, Class A3, 0.510%, 04/15/17	5,278
16,318	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	16,766
	Freedom Trust,
3,588	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	3,516
10,467	Series 2011-2, Class A11, VAR, 3.703%, 08/01/46 (e)	10,579
9,357	Series 2012-1, Class A19, VAR, 4.822%, 09/25/41 (e) (i)	9,544
	GE Equipment Midticket LLC,
6,695	Series 2012-1, Class A1, 0.230%, 08/22/13	6,695
9,695	Series 2012-1, Class A2, 0.470%, 01/22/15	9,697
12,400	Series 2012-1, Class A3, 0.600%, 05/23/16	12,414
4,200	Series 2012-1, Class A4, 0.780%, 09/22/20	4,214
6,652	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	6,652
918	GE Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	851
196	GSAA Trust, Series 2006-3, Class A1, VAR, 0.287%, 03/25/36	104
2,621	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	2,626
	HLSS Servicer Advance Receivables Backed Notes,
13,904	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	13,939
12,161	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	12,275
	Honda Auto Receivables Owner Trust,
1,983	Series 2009-3, Class A4, 3.300%, 09/15/15	1,989
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,294
5,399	Series 2012-1, Class A3, 0.770%, 01/15/16	5,423
3,377	Series 2012-1, Class A4, 0.970%, 04/16/18	3,411
5,781	Series 2012-2, Class A3, 0.700%, 02/16/16	5,813
	HSBC Home Equity Loan Trust,
2,474	Series 2005-2, Class A1, VAR, 0.478%, 01/20/35	2,405
2,016	Series 2005-2, Class M2, VAR, 0.698%, 01/20/35	1,865
	HSBC Home Equity Loan Trust USA,
4,360	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	4,295
1,891	Series 2006-2, Class A1, VAR, 0.358%, 03/20/36	1,863
2,724	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	2,734
803	Series 2007-1, Class AS, VAR, 0.407%, 03/20/36	771
9,900	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	9,742
	Huntington Auto Trust,
2,328	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	2,329
8,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	8,040
8,600	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,732
6,432	Series 2012-1, Class A3, 0.810%, 09/15/16	6,463
10,303	Series 2012-2, Class A2, 0.380%, 09/15/15	10,303
	Hyundai Auto Receivables Trust,
2,369	Series 2010-B, Class A3, 0.970%, 04/15/15	2,377
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,426
4,817	Series 2011-A, Class A3, 1.160%, 04/15/15	4,837
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,769
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,904
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,919
8,655	Series 2012-A, Class A3, 0.720%, 03/15/16	8,685
9,512	Series 2012-B, Class A2, 0.540%, 01/15/15	9,526
5,084	Series 2012-B, Class A3, 0.620%, 09/15/16	5,093
1,264	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.407%, 03/25/36	764
	John Deere Owner Trust,
4,811	Series 2011-A, Class A3, 1.290%, 01/15/16	4,838
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	4,006
9,146	Series 2012-B, Class A2, 0.430%, 02/17/15	9,154

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
6,541	Series 2012-B, Class A4, 0.690%, 01/15/19	6,559
	KGS- Alpha Capital Markets LP,
99,121	Series 2012-3, 1.151%, 09/25/26	3,252
233,420	Series 2012-4, VAR, 09/25/37	12,401
3,243	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	3,244
10,183	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.557%, 07/25/34 (e)	10,041
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.957%, 02/25/34	4,758
1,500	Series 2004-3, Class M1, VAR, 1.063%, 07/25/34	1,308
1,229	Series 2006-8, Class 2A2, VAR, 0.298%, 09/25/36	530
1,473	Series 2006-WL2, Class 2A3, VAR, 0.407%, 01/25/36	1,219
25,000	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	24,993
8,666	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.458%, 03/25/32	8,092
	Mercedes-Benz Auto Receivables Trust,
221	Series 2009-1, Class A3, 1.670%, 01/15/14	222
1,527	Series 2010-1, Class A3, 1.420%, 08/15/14	1,532
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,282
8,013	Series 2012-1, Class A2, 0.370%, 03/16/15	8,015
11,993	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	11,955
	Mid-State Capital Trust,
6,433	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,640
11,577	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	11,958
21,300	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,565
351	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.957%, 01/25/35	350
9,360	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.559%, 12/07/20	9,390
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	4,105
4,059	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	4,108
7,815	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	7,813
	Nissan Auto Receivables Owner Trust,
3,344	Series 2010-A, Class A3, 0.870%, 07/15/14	3,350
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,784
6,594	Series 2012-A, Class A3, 0.730%, 05/16/16	6,628
3,329	Series 2012-A, Class A4, 1.000%, 07/16/18	3,369
229	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.047%, 02/25/33	195
15,530	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.833%, 10/25/34	15,178
	PennyMac Loan Trust,
5,251	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	5,248
12,797	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	12,797
	RAMP Trust,
6,462	Series 2004-RS11, Class M1, VAR, 0.827%, 11/25/34	6,314
10,000	Series 2005-EFC5, Class A3, VAR, 0.547%, 10/25/35	9,279
26,339	Series 2006-RZ1, Class A3, VAR, 0.507%, 03/25/36	23,257
	RASC Trust,
66	Series 2002-KS4, Class AIIB, VAR, 0.708%, 07/25/32	50
87	Series 2003-KS5, Class AIIB, VAR, 0.788%, 07/25/33	67
105	Series 2003-KS9, Class A2B, VAR, 0.848%, 11/25/33	72
1,634	Series 2005-KS9, Class A3, VAR, 0.578%, 10/25/35	1,595
4,021	RBSSP Resecuritization Trust, Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,100
	Real Estate Asset Trust,
1,940	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	1,940
3,292	Series 2012-2A, Class A1, VAR, 4.460%, 08/25/42 (e) (i)	3,294
3,500	Series 2012-2A, Class A2, VAR, 6.660%, 08/25/42 (e) (i)	3,502
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	49
14,949	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	14,981
	Resort Finance Timeshare Receivables Trust,
32,268	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	32,268
24,694	Series 2012-2, 5.750%, 09/05/18 (i)	24,694

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	RMAT,
19,092	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	19,271
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,037
1,159	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,142
	Santander Drive Auto Receivables Trust,
1,357	Series 2010-3, Class A3, 1.200%, 06/16/14	1,358
910	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	916
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,706
2,168	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	2,178
3,125	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	3,142
9,008	Series 2012-1, Class A2, 1.250%, 04/15/15	9,047
2,753	Series 2012-1, Class A3, 1.490%, 10/15/15	2,783
6,621	Series 2012-2, Class A2, 0.910%, 05/15/15	6,639
3,667	Series 2012-2, Class A3, 1.220%, 12/15/15	3,698
6,801	Series 2012-3, Class A2, 0.830%, 04/15/15	6,816
3,965	Series 2012-3, Class A3, 1.080%, 04/15/16	3,992
6,300	Series 2012-5, Class A2, 0.570%, 12/15/15	6,305
4,080	Series 2012-5, Class A3, 0.830%, 12/15/16	4,102
15,000	Series 2012-6, Class A2, 0.470%, 09/15/15	15,000
4,334	Series 2012-6, Class A3, 0.620%, 07/15/16	4,335
3,713	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	3,712
4,987	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	4,996
	Stanwich Mortgage Loan Trust,
3,972	Series 2012-NPL3, Class A, 4.213%, 05/15/42 (e)	3,985
33,765	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	33,784
57,108	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	57,197
3,343	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	3,324
	Structured Asset Securities Corp.,
2,270	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,296
975	Series 2002-AL1, Class A2, 3.450%, 02/25/32	959
2,791	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,766
4,234	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,260
3,387	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,409
	Toyota Auto Receivables Owner Trust,
4,260	Series 2010-C, Class A3, 0.770%, 04/15/14	4,265
8,653	Series 2011-A, Class A3, 0.980%, 10/15/14	8,674
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,649
24,890	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	25,279
314	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	350
5,825	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	5,826
	USAA Auto Owner Trust,
2,219	Series 2009-2, Class A4, 2.530%, 07/15/15	2,234
3,995	Series 2012-1, Class A2, 0.380%, 06/15/15	3,996
	Volkswagen Auto Lease Trust,
18,400	Series 2012-A, Class A2, 0.660%, 11/20/14	18,443
11,550	Series 2012-A, Class A3, 0.870%, 07/20/15	11,633
17,021	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	17,125
	VOLT LLC,
44,752	Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	44,752
36,000	Series 2012-RLF1, Class A, 3.475%, 12/25/17 (e) (i)	36,000
21,564	Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	21,998
2,250	Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	2,340
13,164	Series 2012-RP3A, Class A1, VAR, 3.475%, 11/27/17	13,187
	Westgate Resorts LLC,
25,955	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	26,344
19,656	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	19,754
2,751	Westlake Automobile Receivables Trust, Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	2,759

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		World Omni Auto Receivables Trust,
6,108		Series 2010-A, Class A4, 2.210%, 05/15/15	6,168
7,216		Series 2012-A, Class A2, 0.520%, 06/15/15	7,226
4,739		Series 2012-A, Class A3, 0.640%, 02/15/17	4,763
10,246		Series 2012-B, Class A2, 0.430%, 11/16/15	10,244
		World Omni Automobile Lease Securitization Trust,
4,875		Series 2012-A, Class A2, 0.710%, 01/15/15	4,883
2,231		Series 2012-A, Class A3, 0.930%, 11/16/15	2,246

		Total Asset-Backed Securities (Cost $1,940,244)	1,956,419

Collateralized Mortgage Obligations — 29.3%
		Agency CMO — 20.2%
		Federal Home Loan Bank,
754		Series 2000-0606, Class Y, 5.270%, 12/28/12	756
7,308		Series TQ-2015, Class A, 5.065%, 10/20/15	7,839
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
420		Series 8, Class ZA, 7.000%, 03/25/23	476
264		Series 24, Class ZE, 6.250%, 11/25/23	298
1,934		Series 29, Class L, 7.500%, 04/25/24	2,238
		Federal Home Loan Mortgage Corp. Reference REMIC,
15,274		Series R006, Class ZA, 6.000%, 04/15/36	17,560
20,658		Series R007, Class ZA, 6.000%, 05/15/36	23,909
		Federal Home Loan Mortgage Corp. REMICS,
53		Series 11, Class D, 9.500%, 07/15/19	56
20		Series 22, Class C, 9.500%, 04/15/20	22
31		Series 23, Class F, 9.600%, 04/15/20	34
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
11		Series 46, Class B, 7.800%, 09/15/20	12
5		Series 47, Class F, 10.000%, 06/15/20	6
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
18		Series 99, Class Z, 9.500%, 01/15/21	20
60		Series 114, Class H, 6.950%, 01/15/21	67
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	14
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
13		Series 1065, Class J, 9.000%, 04/15/21	15
6		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	10
12		Series 1084, Class F, VAR, 1.200%, 05/15/21	12
9		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	16
17		Series 1116, Class I, 5.500%, 08/15/21	19
61		Series 1144, Class KB, 8.500%, 09/15/21	70
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	21
39		Series 1206, Class IA, 7.000%, 03/15/22	45
52		Series 1250, Class J, 7.000%, 05/15/22	62
126		Series 1343, Class LA, 8.000%, 08/15/22	150
50		Series 1343, Class LB, 7.500%, 08/15/22	60
85		Series 1370, Class JA, VAR, 1.400%, 09/15/22	85
87		Series 1455, Class WB, IF, 4.550%, 12/15/22	95
773		Series 1466, Class PZ, 7.500%, 02/15/23	889
12		Series 1470, Class F, VAR, 2.038%, 02/15/23	12
135		Series 1491, Class I, 7.500%, 04/15/23	155
437		Series 1498, Class I, VAR, 1.400%, 04/15/23	438
608		Series 1502, Class PX, 7.000%, 04/15/23	697
80		Series 1505, Class Q, 7.000%, 05/15/23	92
316		Series 1518, Class G, IF, 8.794%, 05/15/23	396
61		Series 1541, Class M, HB, IF, 23.397%, 07/15/23	94
290		Series 1541, Class O, VAR, 1.040%, 07/15/23	295
17		Series 1570, Class F, VAR, 2.538%, 08/15/23	18
580		Series 1573, Class PZ, 7.000%, 09/15/23	664
359		Series 1591, Class PV, 6.250%, 10/15/23	400
6		Series 1595, Class D, 7.000%, 10/15/13	6
25		Series 1596, Class D, 6.500%, 10/15/13	25
51		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	90
6		Series 1607, Class SA, HB, IF, 20.965%, 10/15/13	6
2,070		Series 1608, Class L, 6.500%, 09/15/23	2,333
542		Series 1609, Class LG, IF, 16.792%, 11/15/23	634
740		Series 1642, Class PJ, 6.000%, 11/15/23	846
314		Series 1658, Class GZ, 7.000%, 01/15/24	364
16		Series 1671, Class L, 7.000%, 02/15/24	19
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
24	Series 1686, Class SH, IF, 18.675%, 02/15/24	37
258	Series 1695, Class EB, 7.000%, 03/15/24	297
51	Series 1699, Class FC, VAR, 0.850%, 03/15/24	52
339	Series 1700, Class GA, PO, 02/15/24	313
1,408	Series 1706, Class K, 7.000%, 03/15/24	1,624
24	Series 1709, Class FA, VAR, 0.940%, 03/15/24	24
952	Series 1720, Class PL, 7.500%, 04/15/24	1,107
940	Series 1737, Class L, 6.000%, 06/15/24	1,030
151	Series 1745, Class D, 7.500%, 08/15/24	177
713	Series 1798, Class F, 5.000%, 05/15/23	777
17	Series 1807, Class G, 9.000%, 10/15/20	19
162	Series 1829, Class ZB, 6.500%, 03/15/26	183
6	Series 1844, Class E, 6.500%, 10/15/13	6
1,012	Series 1863, Class Z, 6.500%, 07/15/26	1,140
58	Series 1865, Class D, PO, 02/15/24	46
114	Series 1890, Class H, 7.500%, 09/15/26	133
292	Series 1899, Class ZE, 8.000%, 09/15/26	342
703	Series 1927, Class PH, 7.500%, 01/15/27	825
653	Series 1927, Class ZA, 6.500%, 01/15/27	657
18	Series 1935, Class FL, VAR, 0.950%, 02/15/27	18
241	Series 1963, Class Z, 7.500%, 01/15/27	282
36	Series 1970, Class PG, 7.250%, 07/15/27	41
661	Series 1981, Class Z, 6.000%, 05/15/27	724
420	Series 1983, Class Z, 6.500%, 12/15/23	474
272	Series 1987, Class PE, 7.500%, 09/15/27	321
417	Series 2019, Class Z, 6.500%, 12/15/27	471
3	Series 2025, Class PE, 6.300%, 01/15/13	3
1,434	Series 2033, Class J, 5.600%, 06/15/23	1,572
170	Series 2033, Class SN, HB, IF, 26.769%, 03/15/24	112
455	Series 2038, Class PN, IO, 7.000%, 03/15/28	102
1,303	Series 2040, Class PE, 7.500%, 03/15/28	1,531
531	Series 2054, Class PV, 7.500%, 05/15/28	625
19	Series 2055, Class OE, 6.500%, 05/15/13	19
150	Series 2056, Class TD, 6.500%, 05/15/18	163
743	Series 2063, Class PG, 6.500%, 06/15/28	850
116	Series 2064, Class TE, 7.000%, 06/15/28	136
421	Series 2070, Class C, 6.000%, 07/15/28	457
1,522	Series 2075, Class PH, 6.500%, 08/15/28	1,742
1,629	Series 2075, Class PM, 6.250%, 08/15/28	1,681
332	Series 2086, Class GB, 6.000%, 09/15/28	360
565	Series 2089, Class PJ, IO, 7.000%, 10/15/28	124
1,504	Series 2095, Class PE, 6.000%, 11/15/28	1,697
132	Series 2102, Class TC, 6.000%, 12/15/13	134
75	Series 2102, Class TU, 6.000%, 12/15/13	77
2,330	Series 2106, Class ZD, 6.000%, 12/15/28	2,687
3,892	Series 2110, Class PG, 6.000%, 01/15/29	4,326
311	Series 2115, Class PE, 6.000%, 01/15/14	317
818	Series 2125, Class JZ, 6.000%, 02/15/29	909
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,808
110	Series 2132, Class SB, HB, IF, 29.631%, 03/15/29	204
67	Series 2134, Class PI, IO, 6.500%, 03/15/19	9
9	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
57	Series 2141, Class IO, IO, 7.000%, 04/15/29	11
205	Series 2163, Class PC, IO, 7.500%, 06/15/29	41
3,183	Series 2169, Class TB, 7.000%, 06/15/29	3,725
1,137	Series 2172, Class QC, 7.000%, 07/15/29	1,330
693	Series 2176, Class OJ, 7.000%, 08/15/29	800
4	Series 2196, Class TL, 7.500%, 11/15/29	4
606	Series 2201, Class C, 8.000%, 11/15/29	721
1,553	Series 2208, Class PG, 7.000%, 01/15/30	1,820
321	Series 2209, Class TC, 8.000%, 01/15/30	379
1,085	Series 2210, Class Z, 8.000%, 01/15/30	1,295
305	Series 2224, Class CB, 8.000%, 03/15/30	366
337	Series 2230, Class Z, 8.000%, 04/15/30	398
287	Series 2234, Class PZ, 7.500%, 05/15/30	339
236	Series 2247, Class Z, 7.500%, 08/15/30	279
613	Series 2256, Class MC, 7.250%, 09/15/30	721
1,056	Series 2259, Class ZM, 7.000%, 10/15/30	1,240
15	Series 2261, Class ZY, 7.500%, 10/15/30	17
81	Series 2262, Class Z, 7.500%, 10/15/30	95
1,039	Series 2271, Class PC, 7.250%, 12/15/30	1,222
1,446	Series 2283, Class K, 6.500%, 12/15/23	1,619
497	Series 2296, Class PD, 7.000%, 03/15/31	583
482	Series 2301, Class PA, 6.000%, 10/15/13	487
189	Series 2306, Class K, PO, 05/15/24	172
452	Series 2306, Class SE, IF, IO, 8.810%, 05/15/24	98
344	Series 2313, Class LA, 6.500%, 05/15/31	395

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
698	Series 2325, Class PM, 7.000%, 06/15/31	763
1,311	Series 2332, Class ZH, 7.000%, 07/15/31	1,394
268	Series 2333, Class HC, 6.000%, 07/15/31	271
1,070	Series 2344, Class QG, 6.000%, 08/15/16	1,134
7,192	Series 2344, Class ZD, 6.500%, 08/15/31	7,911
831	Series 2344, Class ZJ, 6.500%, 08/15/31	914
576	Series 2345, Class NE, 6.500%, 08/15/31	597
553	Series 2345, Class PQ, 6.500%, 08/15/16	568
245	Series 2347, Class VP, 6.500%, 03/15/20	245
781	Series 2351, Class PZ, 6.500%, 08/15/31	877
1,421	Series 2353, Class TD, 6.000%, 09/15/16	1,521
481	Series 2355, Class BP, 6.000%, 09/15/16	510
156	Series 2359, Class PM, 6.000%, 09/15/16	166
1,441	Series 2359, Class ZB, 8.500%, 06/15/31	1,698
782	Series 2360, Class PG, 6.000%, 09/15/16	832
131	Series 2363, Class PF, 6.000%, 09/15/16	139
398	Series 2366, Class MD, 6.000%, 10/15/16	423
629	Series 2367, Class ME, 6.500%, 10/15/31	683
700	Series 2388, Class FB, VAR, 0.808%, 01/15/29	707
1,173	Series 2391, Class QR, 5.500%, 12/15/16	1,241
337	Series 2394, Class MC, 6.000%, 12/15/16	359
750	Series 2399, Class OH, 6.500%, 01/15/32	826
1,305	Series 2399, Class TH, 6.500%, 01/15/32	1,438
1,377	Series 2410, Class NG, 6.500%, 02/15/32	1,527
809	Series 2410, Class OE, 6.375%, 02/15/32	887
1,618	Series 2410, Class QS, IF, 18.959%, 02/15/32	2,423
523	Series 2410, Class QX, IF, IO, 8.442%, 02/15/32	145
1,566	Series 2412, Class SP, IF, 15.684%, 02/15/32	2,221
3,569	Series 2418, Class FO, VAR, 1.108%, 02/15/32	3,639
1,487	Series 2420, Class XK, 6.500%, 02/15/32	1,631
951	Series 2423, Class MC, 7.000%, 03/15/32	1,121
1,265	Series 2423, Class MT, 7.000%, 03/15/32	1,416
1,377	Series 2423, Class TB, 6.500%, 03/15/32	1,511
330	Series 2425, Class OB, 6.000%, 03/15/17	353
1,890	Series 2430, Class WF, 6.500%, 03/15/32	2,183
2,446	Series 2434, Class TC, 7.000%, 04/15/32	2,800
4,872	Series 2434, Class ZA, 6.500%, 04/15/32	5,586
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,069
898	Series 2436, Class MC, 7.000%, 04/15/32	1,048
476	Series 2441, Class GF, 6.500%, 04/15/32	549
1,130	Series 2444, Class ES, IF, IO, 7.742%, 03/15/32	260
975	Series 2450, Class GZ, 7.000%, 05/15/32	1,147
737	Series 2450, Class SW, IF, IO, 7.792%, 03/15/32	171
1,734	Series 2455, Class GK, 6.500%, 05/15/32	1,999
222	Series 2458, Class QE, 5.500%, 06/15/17	234
1,418	Series 2458, Class ZM, 6.500%, 06/15/32	1,623
1,134	Series 2463, Class CE, 6.000%, 06/15/17	1,205
1,127	Series 2466, Class DH, 6.500%, 06/15/32	1,251
891	Series 2466, Class PG, 6.500%, 04/15/32	918
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,590
1,478	Series 2474, Class NR, 6.500%, 07/15/32	1,662
3,496	Series 2475, Class S, IF, IO, 7.792%, 02/15/32	701
2,240	Series 2484, Class LZ, 6.500%, 07/15/32	2,583
153	Series 2488, Class WS, IF, 16.262%, 08/15/17	190
3,439	Series 2500, Class MC, 6.000%, 09/15/32	3,825
417	Series 2508, Class AQ, 5.500%, 10/15/17	448
3,351	Series 2512, Class PG, 5.500%, 10/15/22	3,702
302	Series 2515, Class DE, 4.000%, 03/15/32	304
644	Series 2515, Class MG, 4.000%, 09/15/17	659
1,056	Series 2535, Class BK, 5.500%, 12/15/22	1,170
1,869	Series 2537, Class TE, 5.500%, 12/15/17	2,004
1,022	Series 2543, Class LX, 5.000%, 12/15/17	1,091
4,568	Series 2543, Class YX, 6.000%, 12/15/32	5,170

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,231	Series 2544, Class HC, 6.000%, 12/15/32	2,522
1,861	Series 2549, Class ZG, 5.000%, 01/15/18	1,991
2,960	Series 2552, Class ME, 6.000%, 01/15/33	3,349
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,148
11,553	Series 2568, Class KG, 5.500%, 02/15/23	12,663
1,620	Series 2571, Class FY, VAR, 0.958%, 12/15/32	1,652
252	Series 2571, Class SK, HB, IF, 33.603%, 09/15/23	482
955	Series 2571, Class SY, IF, 18.101%, 12/15/32	1,474
1,294	Series 2574, Class HP, 5.000%, 02/15/18	1,384
8,791	Series 2575, Class ME, 6.000%, 02/15/33	10,022
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,679
1,058	Series 2586, Class WI, IO, 6.500%, 03/15/33	212
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,743
1,858	Series 2596, Class QG, 6.000%, 03/15/33	2,077
39	Series 2597, Class AD, 6.500%, 03/15/32	39
110	Series 2597, Class DS, IF, IO, 7.342%, 02/15/33	3
116	Series 2599, Class DS, IF, IO, 6.792%, 02/15/33	2
139	Series 2610, Class DS, IF, IO, 6.892%, 03/15/33	3
869	Series 2611, Class UH, 4.500%, 05/15/18	911
2,221	Series 2617, Class GR, 4.500%, 05/15/18	2,364
34	Series 2619, Class HR, 3.500%, 11/15/31	34
2,053	Series 2626, Class NS, IF, IO, 6.342%, 06/15/23	149
1,034	Series 2629, Class BY, IO, 4.500%, 03/15/18	50
4,488	Series 2631, Class LC, 4.500%, 06/15/18	4,754
4,055	Series 2631, Class SA, IF, 14.469%, 06/15/33	5,107
7,276	Series 2636, Class Z, 4.500%, 06/15/18	7,688
1,033	Series 2637, Class SA, IF, IO, 5.892%, 06/15/18	106
404	Series 2638, Class DS, IF, 8.392%, 07/15/23	451
487	Series 2640, Class UG, IO, 5.000%, 01/15/32	13
1,567	Series 2640, Class UP, IO, 5.000%, 01/15/32	34
1	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
235	Series 2640, Class VE, 3.250%, 07/15/22	236
265	Series 2642, Class SL, IF, 6.694%, 07/15/33	282
491	Series 2650, Class PO, PO, 12/15/32	482
2,302	Series 2650, Class SO, PO, 12/15/32	2,259
6,882	Series 2651, Class VZ, 4.500%, 07/15/18	7,281
8,125	Series 2653, Class PZ, 5.000%, 07/15/33	9,773
2,453	Series 2655, Class EO, PO, 02/15/33	2,420
1,277	Series 2671, Class S, IF, 14.377%, 09/15/33	1,655
2,700	Series 2672, Class ME, 5.000%, 11/15/22	2,824
7,526	Series 2675, Class CK, 4.000%, 09/15/18	7,925
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,652
83	Series 2682, Class YS, IF, 8.682%, 10/15/33	83
10,606	Series 2684, Class PO, PO, 01/15/33	10,493
2,579	Series 2690, Class SJ, IF, 8.838%, 10/15/33	2,618
1,258	Series 2692, Class SC, IF, 12.871%, 07/15/33	1,485
59	Series 2695, Class OB, PO, 10/15/33	59
204	Series 2696, Class CO, PO, 10/15/18	202
495	Series 2700, Class S, IF, 8.688%, 11/15/33	499
1,120	Series 2702, Class PC, 5.000%, 01/15/23	1,175
7,400	Series 2707, Class QE, 4.500%, 11/15/18	7,976
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,753
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,265
1,769	Series 2715, Class OG, 5.000%, 01/15/23	1,836
2,753	Series 2716, Class UN, 4.500%, 12/15/23	2,997
1,244	Series 2720, Class PC, 5.000%, 12/15/23	1,361
5,000	Series 2722, Class PF, VAR, 0.808%, 12/15/33	5,037
217	Series 2725, Class OP, PO, 10/15/33	216
10,505	Series 2733, Class SB, IF, 7.823%, 10/15/33	12,498
334	Series 2743, Class HD, 4.500%, 08/15/17	336
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,351
1,655	Series 2744, Class PE, 5.500%, 02/15/34	1,779

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,098	Series 2744, Class TU, 5.500%, 05/15/32	3,290
1,749	Series 2748, Class KO, PO, 10/15/23	1,682
87	Series 2755, Class PA, PO, 02/15/29	87
824	Series 2755, Class SA, IF, 13.784%, 05/15/30	878
2,762	Series 2758, Class AO, PO, 03/15/19	2,651
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,590
2,532	Series 2777, Class KO, PO, 02/15/33	2,496
143	Series 2780, Class JG, 4.500%, 04/15/19	147
658	Series 2780, Class SY, IF, 16.042%, 11/15/33	863
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,594
1,801	Series 2809, Class UC, 4.000%, 06/15/19	1,898
226	Series 2812, Class AB, 4.500%, 10/15/18	229
119	Series 2812, Class NO, PO, 10/15/33	119
2,622	Series 2827, Class QE, 5.500%, 03/15/33	2,696
1,706	Series 2835, Class BO, PO, 12/15/28	1,665
348	Series 2835, Class QO, PO, 12/15/32	326
222	Series 2840, Class JO, PO, 06/15/23	216
112	Series 2863, Class JA, 4.500%, 09/15/19	113
1,065	Series 2864, Class GB, 4.000%, 09/15/19	1,131
2,969	Series 2903, Class Z, 5.000%, 12/15/24	3,311
3,093	Series 2921, Class MD, 5.000%, 06/15/33	3,129
5,244	Series 2922, Class JN, 4.500%, 02/15/20	5,426
1,554	Series 2929, Class MS, HB, IF, 27.245%, 02/15/35	2,457
9,033	Series 2934, Class EC, PO, 02/15/20	8,717
224	Series 2934, Class EN, PO, 02/15/18	220
2,691	Series 2934, Class HI, IO, 5.000%, 02/15/20	277
1,910	Series 2934, Class KI, IO, 5.000%, 02/15/20	155
989	Series 2945, Class SA, IF, 11.920%, 03/15/20	1,212
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,522
881	Series 2967, Class S, HB, IF, 32.681%, 04/15/25	1,519
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,656
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,342
2,766	Series 2981, Class FA, VAR, 0.608%, 05/15/35	2,780
2,642	Series 2988, Class AF, VAR, 0.508%, 06/15/35	2,656
322	Series 2988, Class GS, IF, 16.105%, 06/15/35	328
305	Series 2989, Class PO, PO, 06/15/23	296
1,587	Series 2990, Class GO, PO, 02/15/35	1,489
4,194	Series 2990, Class LK, VAR, 0.578%, 10/15/34	4,210
3,269	Series 2990, Class SL, HB, IF, 23.731%, 06/15/34	4,620
939	Series 2990, Class WP, IF, 16.491%, 06/15/35	1,118
2,133	Series 2991, Class EG, 5.500%, 11/15/34	2,201
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,619
6,501	Series 2995, Class FK, VAR, 0.458%, 05/15/34	6,504
1,875	Series 2999, Class NC, 4.500%, 12/15/18	1,891
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,867
242	Series 3007, Class AI, IO, 5.500%, 07/15/24	11
6,893	Series 3013, Class AF, VAR, 0.458%, 05/15/35	6,905
205	Series 3014, Class OD, PO, 08/15/35	198
507	Series 3022, Class SX, IF, 16.355%, 08/15/25	693
1,474	Series 3029, Class SO, PO, 09/15/35	1,381
3	Series 3034, Class FB, VAR, 09/15/35	3
3,506	Series 3042, Class PF, VAR, 0.458%, 08/15/35	3,514
961	Series 3047, Class OB, 5.500%, 12/15/33	998
14,267	Series 3049, Class XF, VAR, 0.558%, 05/15/33	14,326
976	Series 3051, Class DP, HB, IF, 27.113%, 10/15/25	1,544
1,344	Series 3064, Class SG, IF, 19.307%, 11/15/35	1,838
5,058	Series 3065, Class DF, VAR, 0.588%, 04/15/35	5,081
517	Series 3068, Class AO, PO, 01/15/35	505
2,952	Series 3077, Class TO, PO, 04/15/35	2,890
4,087	Series 3085, Class WF, VAR, 1.008%, 08/15/35	4,132
146	Series 3100, Class MA, VAR, 0.285%, 12/15/35	143
8,279	Series 3101, Class UZ, 6.000%, 01/15/36	9,329
5,282	Series 3102, Class FB, VAR, 0.508%, 01/15/36	5,303
576	Series 3102, Class HS, HB, IF, 23.804%, 01/15/36	842
6,238	Series 3117, Class AO, PO, 02/15/36	5,916
1,320	Series 3117, Class EO, PO, 02/15/36	1,272
2,005	Series 3117, Class OG, PO, 02/15/36	1,897

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,164	Series 3117, Class OK, PO, 02/15/36	1,136
3,837	Series 3122, Class OH, PO, 03/15/36	3,537
3,578	Series 3122, Class OP, PO, 03/15/36	3,281
137	Series 3122, Class ZB, 6.000%, 03/15/36	145
463	Series 3134, Class PO, PO, 03/15/36	439
3,645	Series 3137, Class XP, 6.000%, 04/15/36	4,097
2,422	Series 3138, Class PO, PO, 04/15/36	2,329
3,611	Series 3147, Class PF, VAR, 0.508%, 04/15/36	3,626
7,221	Series 3147, Class PO, PO, 04/15/36	6,831
319	Series 3149, Class SO, PO, 05/15/36	289
1,432	Series 3151, Class PO, PO, 05/15/36	1,379
2,968	Series 3153, Class EO, PO, 05/15/36	2,822
1,481	Series 3164, Class MG, 6.000%, 06/15/36	1,659
5,482	Series 3171, Class MO, PO, 06/15/36	5,181
966	Series 3174, Class PX, 5.000%, 06/15/17	1,026
1,956	Series 3179, Class OA, PO, 07/15/36	1,881
4,146	Series 3181, Class AZ, 6.500%, 07/15/36	4,944
4,025	Series 3184, Class OA, PO, 02/15/33	3,974
6,665	Series 3189, Class PC, 6.000%, 08/15/35	7,020
1,685	Series 3194, Class SA, IF, IO, 6.892%, 07/15/36	230
4,880	Series 3195, Class PD, 6.500%, 07/15/36	5,481
12,085	Series 3200, Class AY, 5.500%, 08/15/36	13,274
2,095	Series 3200, Class PO, PO, 08/15/36	2,046
23,890	Series 3202, Class HI, IF, IO, 6.442%, 08/15/36	4,041
1,129	Series 3213, Class OA, PO, 09/15/36	1,061
827	Series 3218, Class AO, PO, 09/15/36	779
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,578
6,090	Series 3219, Class DI, IO, 6.000%, 04/15/36	858
2,336	Series 3225, Class EO, PO, 10/15/36	2,281
3,055	Series 3232, Class ST, IF, IO, 6.492%, 10/15/36	509
823	Series 3233, Class OP, PO, 05/15/36	784
159	Series 3253, Class A, 5.000%, 08/15/20	161
11,261	Series 3253, Class PO, PO, 12/15/21	10,806
962	Series 3256, Class PO, PO, 12/15/36	898
1,705	Series 3260, Class CS, IF, IO, 5.932%, 01/15/37	265
863	Series 3261, Class OA, PO, 01/15/37	819
9,000	Series 3266, Class D, 5.000%, 01/15/22	9,876
8,200	Series 3274, Class B, 6.000%, 02/15/37	8,988
984	Series 3274, Class JO, PO, 02/15/37	946
3,357	Series 3275, Class FL, VAR, 0.648%, 02/15/37	3,377
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,356
1,665	Series 3286, Class PO, PO, 03/15/37	1,587
3,633	Series 3290, Class SB, IF, IO, 6.242%, 03/15/37	573
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,413
2,552	Series 3305, Class MG, IF, 2.428%, 07/15/34	2,641
6,949	Series 3315, Class HZ, 6.000%, 05/15/37	8,067
2,410	Series 3316, Class PO, PO, 05/15/37	2,350
172	Series 3318, Class AO, PO, 05/15/37	167
1,090	Series 3326, Class JO, PO, 06/15/37	1,049
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,544
239	Series 3329, Class WK, 6.000%, 12/15/31	240
1,462	Series 3331, Class PO, PO, 06/15/37	1,412
5,532	Series 3344, Class FT, VAR, 0.558%, 07/15/34	5,555
2,759	Series 3344, Class SL, IF, IO, 6.392%, 07/15/37	421
1,310	Series 3365, Class PO, PO, 09/15/37	1,227
2,684	Series 3369, Class VA, 6.000%, 07/15/18	2,745
1,015	Series 3371, Class FA, VAR, 0.808%, 09/15/37	1,024
1,408	Series 3373, Class TO, PO, 04/15/37	1,377
11,097	Series 3383, Class SA, IF, IO, 6.242%, 11/15/37	1,562
15,436	Series 3387, Class SA, IF, IO, 6.212%, 11/15/37	2,348
1,354	Series 3389, Class DQ, 5.750%, 10/15/35	1,425
4,116	Series 3393, Class JO, PO, 09/15/32	3,684
3,558	Series 3398, Class PO, PO, 01/15/36	3,502
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,454
15,886	Series 3404, Class SC, IF, IO, 5.792%, 01/15/38	2,128
833	Series 3422, Class SE, IF, 16.930%, 02/15/38	1,068
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,327
7,507	Series 3424, Class PI, IF, IO, 6.592%, 04/15/38	1,134
407	Series 3443, Class SY, IF, 9.000%, 03/15/37	466
11,988	Series 3453, Class B, 5.500%, 05/15/38	13,242
5,348	Series 3455, Class SE, IF, IO, 5.992%, 06/15/38	923
1,918	Series 3461, Class LZ, 6.000%, 06/15/38	2,133
7,815	Series 3461, Class Z, 6.000%, 06/15/38	9,326
10,432	Series 3481, Class SJ, IF, IO, 5.642%, 08/15/38	1,536

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,263
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,108
7,504	Series 3505, Class SA, IF, IO, 5.792%, 01/15/39	1,074
2,276	Series 3510, Class OD, PO, 02/15/37	2,111
7,266	Series 3511, Class SA, IF, IO, 5.792%, 02/15/39	1,047
1,304	Series 3515, Class PI, IO, 5.500%, 07/15/37	95
1,820	Series 3523, Class SD, IF, 19.090%, 06/15/36	2,533
9,601	Series 3531, Class SA, IF, IO, 6.092%, 05/15/39	1,286
6,788	Series 3531, Class SM, IF, IO, 5.892%, 05/15/39	887
2,447	Series 3546, Class A, VAR, 3.228%, 02/15/39	2,602
7,189	Series 3549, Class FA, VAR, 1.408%, 07/15/39	7,314
3,653	Series 3564, Class JA, 4.000%, 01/15/18	3,843
5,163	Series 3607, Class AO, PO, 04/15/36	4,912
9,462	Series 3607, Class BO, PO, 04/15/36	9,002
3,264	Series 3607, Class EO, PO, 02/15/33	3,219
5,954	Series 3607, Class OP, PO, 07/15/37	5,558
9,738	Series 3607, Class PO, PO, 05/15/37	9,493
4,262	Series 3607, Class TO, PO, 10/15/39	3,822
12,423	Series 3608, Class SC, IF, IO, 6.042%, 12/15/39	1,898
7,357	Series 3611, Class PO, PO, 07/15/34	6,961
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,218
5,668	Series 3621, Class BO, PO, 01/15/40	5,476
4,600	Series 3632, Class BS, IF, 16.807%, 02/15/40	6,882
3,010	Series 3645, Class KZ, 5.500%, 08/15/36	3,428
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,868
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,442
3,625	Series 3659, Class VE, 5.000%, 03/15/26	4,055
11,069	Series 3666, Class VA, 5.500%, 12/15/22	11,774
21,703	Series 3680, Class MA, 4.500%, 07/15/39	24,313
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,984
15,879	Series 3687, Class MA, 4.500%, 02/15/37	17,789
6,364	Series 3688, Class CU, VAR, 6.783%, 11/15/21	6,838
27,043	Series 3688, Class GT, VAR, 7.164%, 11/15/46	33,171
71,502	Series 3704, Class CT, 7.000%, 12/15/36	86,602
31,413	Series 3704, Class DT, 7.500%, 11/15/36	36,529
29,648	Series 3704, Class ET, 7.500%, 12/15/36	36,321
15,361	Series 3710, Class FL, VAR, 0.708%, 05/15/36	15,573
6,166	Series 3720, Class A, 4.500%, 09/15/25	6,645
20,341	Series 3740, Class SB, IF, IO, 5.792%, 10/15/40	4,340
20,180	Series 3740, Class SC, IF, IO, 5.792%, 10/15/40	5,007
44,694	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,314
21,591	Series 3756, Class IP, IO, 4.000%, 08/15/35	693
35,341	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,357
26,479	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,822
19,832	Series 3760, Class NI, IO, 4.000%, 10/15/37	1,110
16,124	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,111
13,361	Series 3795, Class EI, IO, 5.000%, 10/15/39	2,012
4,124	Series 3798, Class BF, VAR, 0.508%, 06/15/24	4,132
9,482	Series 3800, Class AI, IO, 4.000%, 11/15/29	817
49,608	Series 3802, Class LS, IF, IO, 4.106%, 01/15/40	3,021
27,389	Series 3804, Class FN, VAR, 0.658%, 03/15/39	27,530
33,147	Series 3819, Class ZQ, 6.000%, 04/15/36	38,732
9,263	Series 3852, Class QN, IF, 5.500%, 05/15/41	10,048
22,806	Series 3852, Class TP, IF, 5.500%, 05/15/41	24,015
8,861	Series 3860, Class PZ, 5.000%, 05/15/41	10,244
7,264	Series 3895, Class WA, VAR, 5.696%, 10/15/38	8,000
9,200	Series 3920, Class LP, 5.000%, 01/15/34	10,367
27,686	Series 3925, Class FL, VAR, 0.658%, 01/15/41	27,864
23,792	Series 3957, Class B, 4.000%, 11/15/41	25,606
6,534	Series 3966, Class BF, VAR, 0.708%, 10/15/40	6,578
10,256	Series 3966, Class NA, 4.000%, 12/15/41	11,151
20,643	Series 3997, Class PF, VAR, 0.658%, 11/15/39	20,751

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19,234	Series 3998, Class GF, VAR, 0.658%, 05/15/36	19,324
13,725	Series 4001, Class NF, VAR, 0.708%, 01/15/39	13,798
19,175	Series 4012, Class FN, VAR, 0.708%, 03/15/42	19,350
9,595	Series 4012, Class NF, VAR, 0.658%, 12/15/38	9,641
22,968	Series 4048, Class FB, VAR, 0.608%, 10/15/41	23,085
40,118	Series 4048, Class FJ, VAR, 0.612%, 07/15/37	40,306
9,890	Series 4077, Class FB, VAR, 0.708%, 07/15/42	9,967
17,433	Series 4087, Class FA, VAR, 0.658%, 05/15/39	17,510
11,920	Series 4095, Class FB, VAR, 0.608%, 04/15/39	11,967
	Federal Home Loan Mortgage Corp. STRIPS,
5	Series 134, Class B, IO, 9.000%, 04/01/22	1
3,134	Series 197, Class PO, PO, 04/01/28	2,897
8,490	Series 233, Class 11, IO, 5.000%, 09/15/35	994
6,991	Series 233, Class 12, IO, 5.000%, 09/15/35	841
13,386	Series 233, Class 13, IO, 5.000%, 09/15/35	1,617
33,818	Series 239, Class S30, IF, IO, 7.492%, 08/15/36	4,906
3,912	Series 243, Class 16, IO, 4.500%, 11/15/20	324
2,495	Series 243, Class 17, IO, 4.500%, 12/15/20	210
116,139	Series 262, Class 35, 3.500%, 07/15/42	125,634
54,519	Series 264, Class F1, VAR, 0.758%, 07/15/42	54,701
67,318	Series 267, Class F5, VAR, 0.708%, 08/15/42	67,674
14,936	Series 270, Class F1, VAR, 0.708%, 08/15/42	15,066
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,179	Series T-41, Class 3A, VAR, 6.804%, 07/25/32	1,363
4,784	Series T-42, Class A5, 7.500%, 02/25/42	5,704
3,436	Series T-48, Class 1A, VAR, 6.142%, 07/25/33	3,971
743	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	891
4,519	Series T-54, Class 2A, 6.500%, 02/25/43	5,378
1,563	Series T-54, Class 3A, 7.000%, 02/25/43	1,877
10,982	Series T-56, Class A5, 5.231%, 05/25/43	12,312
1,222	Series T-57, Class 1A3, 7.500%, 07/25/43	1,417
471	Series T-57, Class 1AP, PO, 07/25/43	411
6,283	Series T-58, Class 4A, 7.500%, 09/25/43	7,479
577	Series T-58, Class APO, PO, 09/25/43	539
5,915	Series T-59, Class 1A2, 7.000%, 10/25/43	6,738
639	Series T-59, Class 1AP, PO, 10/25/43	547
9,186	Series T-62, Class 1A1, VAR, 1.360%, 10/25/44	9,222
29,615	Series T-76, Class 2A, VAR, 3.445%, 10/25/37	30,216
	Federal National Mortgage Association,
17,197	12/01/22	17,821
11,000	12/01/22	11,254
7,000	09/15/42	7,761
5,000	0.000%, 12/01/22	5,113
10,000	0.000%, 01/25/53	11,025
30,000	0.000%, 01/20/63	29,981
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	24,682
8,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	9,326
6,910	Series 2010-M7, Class A2, 3.655%, 11/25/20	7,715
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	11,175
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,704
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	66,088
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	36,527
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	7,393
37,616	Series 2012-M11, Class FA, VAR, 0.712%, 08/25/19	37,956
7,576	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	7,777
7,200	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	7,428
	Federal National Mortgage Association Grantor Trust,
2,091	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,364
2,599	Series 2001-T10, Class A2, 7.500%, 12/25/41	3,188
2,462	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,805
2,770	Series 2002-T16, Class A2, 7.000%, 07/25/42	3,268

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
845		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	993
6,242		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	7,321
3,491		Series 2004-T2, Class 2A, VAR, 3.379%, 07/25/43	3,758
8,714		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	10,197
3,447		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,026
876		Series 2004-T3, Class PT1, VAR, 8.290%, 01/25/44	1,012
		Federal National Mortgage Association REMIC Trust,
2,444		Series 2003-W1, Class 1A1, VAR, 6.189%, 12/25/42	2,841
594		Series 2003-W1, Class 2A, VAR, 6.965%, 12/25/42	699
491		Series 2003-W4, Class 2A, VAR, 6.468%, 10/25/42	554
6,800		Series 2004-W10, Class A6, 5.750%, 08/25/34	7,617
1,991		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,454
3,752		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,435
4,739		Series 2006-W3, Class 2A, 6.000%, 09/25/46	5,329
2,911		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	3,200
1,968		Series 2007-W5, Class PO, PO, 06/25/37	1,783
2,344		Series 2007-W7, Class 1A4, HB, IF, 37.935%, 07/25/37	4,065
25,117		Series 2009-W1, Class A, 6.000%, 12/25/49	28,793
		Federal National Mortgage Association REMICS,
14		Series 1988-7, Class Z, 9.250%, 04/25/18	15
64		Series 1989-70, Class G, 8.000%, 10/25/19	71
24		Series 1989-78, Class H, 9.400%, 11/25/19	27
29		Series 1989-83, Class H, 8.500%, 11/25/19	33
25		Series 1989-89, Class H, 9.000%, 11/25/19	30
17		Series 1990-1, Class D, 8.800%, 01/25/20	20
7		Series 1990-7, Class B, 8.500%, 01/25/20	8
8		Series 1990-60, Class K, 5.500%, 06/25/20	9
14		Series 1990-63, Class H, 9.500%, 06/25/20	16
10		Series 1990-93, Class G, 5.500%, 08/25/20	11
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
76		Series 1990-102, Class J, 6.500%, 08/25/20	83
58		Series 1990-120, Class H, 9.000%, 10/25/20	67
8		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	14
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
18		Series 1991-24, Class Z, 5.000%, 03/25/21	19
17		Series 1991-42, Class S, IF, 17.292%, 05/25/21	24
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
476		Series 1992-117, Class MA, 8.000%, 07/25/22	547
81		Series 1992-136, Class PK, 6.000%, 08/25/22	90
90		Series 1992-143, Class MA, 5.500%, 09/25/22	98
566		Series 1992-150, Class M, 8.000%, 09/25/22	652
202		Series 1992-163, Class M, 7.750%, 09/25/22	232
271		Series 1992-188, Class PZ, 7.500%, 10/25/22	311
132		Series 1993-21, Class KA, 7.700%, 03/25/23	152
329		Series 1993-25, Class J, 7.500%, 03/25/23	379
53		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	74
837		Series 1993-37, Class PX, 7.000%, 03/25/23	953
295		Series 1993-54, Class Z, 7.000%, 04/25/23	336
3,176		Series 1993-56, Class PZ, 7.000%, 05/25/23	3,636
142		Series 1993-62, Class SA, IF, 18.111%, 04/25/23	200
1,621		Series 1993-99, Class Z, 7.000%, 07/25/23	1,846
77		Series 1993-122, Class M, 6.500%, 07/25/23	86
1,599		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,808
2,528		Series 1993-141, Class Z, 7.000%, 08/25/23	2,871

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
71	Series 1993-165, Class SD, IF, 12.654%, 09/25/23	92
89	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	111
128	Series 1993-178, Class PK, 6.500%, 09/25/23	143
60	Series 1993-179, Class SB, HB, IF, 25.209%, 10/25/23	95
40	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	48
2,228	Series 1993-183, Class KA, 6.500%, 10/25/23	2,502
953	Series 1993-189, Class PL, 6.500%, 10/25/23	1,093
139	Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	140
113	Series 1993-205, Class H, PO, 09/25/23	104
46	Series 1993-220, Class SG, IF, 15.563%, 11/25/13	49
35	Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	39
182	Series 1993-225, Class UB, 6.500%, 12/25/23	200
52	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	53
167	Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	170
204	Series 1993-247, Class SA, HB, IF, 26.414%, 12/25/23	344
77	Series 1993-247, Class SU, IF, 11.912%, 12/25/23	105
517	Series 1993-250, Class Z, 7.000%, 12/25/23	541
139	Series 1993-257, Class C, PO, 06/25/23	139
13	Series 1994-9, Class E, PO, 11/25/23	12
676	Series 1994-37, Class L, 6.500%, 03/25/24	779
3,173	Series 1994-40, Class Z, 6.500%, 03/25/24	3,543
5,179	Series 1994-62, Class PK, 7.000%, 04/25/24	5,953
2,329	Series 1994-63, Class PK, 7.000%, 04/25/24	2,648
104	Series 1995-2, Class Z, 8.500%, 01/25/25	121
373	Series 1995-19, Class Z, 6.500%, 11/25/23	444
1,229	Series 1996-14, Class SE, IF, IO, 8.940%, 08/25/23	265
48	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	48
1,031	Series 1996-48, Class Z, 7.000%, 11/25/26	1,188
126	Series 1996-59, Class J, 6.500%, 08/25/22	139
283	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	13
960	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	43
202	Series 1997-27, Class J, 7.500%, 04/18/27	228
236	Series 1997-29, Class J, 7.500%, 04/20/27	270
647	Series 1997-32, Class PG, 6.500%, 04/25/27	749
866	Series 1997-39, Class PD, 7.500%, 05/20/27	1,016
71	Series 1997-42, Class EN, 7.250%, 07/18/27	72
67	Series 1997-42, Class ZC, 6.500%, 07/18/27	76
1,188	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,351
309	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	61
35	Series 1998-4, Class C, PO, 04/25/23	32
585	Series 1998-36, Class ZB, 6.000%, 07/18/28	649
234	Series 1998-43, Class SA, IF, IO, 19.430%, 04/25/23	105
400	Series 1998-66, Class SB, IF, IO, 7.943%, 12/25/28	86
235	Series 1999-17, Class C, 6.350%, 04/25/29	269
1,177	Series 1999-18, Class Z, 5.500%, 04/18/29	1,306
330	Series 1999-38, Class SK, IF, IO, 7.842%, 08/25/23	49
112	Series 1999-52, Class NS, HB, IF, 22.799%, 10/25/23	177
308	Series 1999-62, Class PB, 7.500%, 12/18/29	362
1,664	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,955
486	Series 2000-20, Class SA, IF, IO, 8.893%, 07/25/30	134
74	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	17
572	Series 2001-4, Class PC, 7.000%, 03/25/21	625
82	Series 2001-5, Class OW, 6.000%, 03/25/16	83
230	Series 2001-7, Class PF, 7.000%, 03/25/31	269
341	Series 2001-7, Class PR, 6.000%, 03/25/16	349
308	Series 2001-10, Class PR, 6.000%, 04/25/16	315
677	Series 2001-30, Class PM, 7.000%, 07/25/31	795

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,442	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	302
1,275	Series 2001-36, Class DE, 7.000%, 08/25/31	1,497
1,550	Series 2001-44, Class MY, 7.000%, 09/25/31	1,818
408	Series 2001-44, Class PD, 7.000%, 09/25/31	479
308	Series 2001-44, Class PU, 7.000%, 09/25/31	362
3,627	Series 2001-48, Class Z, 6.500%, 09/25/21	4,056
366	Series 2001-49, Class Z, 6.500%, 09/25/31	422
196	Series 2001-52, Class KB, 6.500%, 10/25/31	226
366	Series 2001-52, Class XN, 6.500%, 11/25/15	386
2,860	Series 2001-60, Class PX, 6.000%, 11/25/31	3,246
916	Series 2001-60, Class QS, HB, IF, 23.774%, 09/25/31	1,526
2,293	Series 2001-61, Class Z, 7.000%, 11/25/31	2,693
542	Series 2001-71, Class MB, 6.000%, 12/25/16	577
916	Series 2001-71, Class QE, 6.000%, 12/25/16	971
126	Series 2001-72, Class SX, IF, 16.983%, 12/25/31	175
3,017	Series 2001-74, Class MB, 6.000%, 12/25/16	3,209
111	Series 2001-81, Class LO, PO, 01/25/32	98
1,090	Series 2002-1, Class G, 7.000%, 07/25/23	1,248
511	Series 2002-1, Class HC, 6.500%, 02/25/22	572
368	Series 2002-1, Class SA, HB, IF, 24.513%, 02/25/32	589
167	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	259
808	Series 2002-2, Class UC, 6.000%, 02/25/17	860
2,029	Series 2002-3, Class OG, 6.000%, 02/25/17	2,152
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,224
357	Series 2002-7, Class OG, 6.000%, 03/25/17	379
1,140	Series 2002-7, Class TG, 6.000%, 03/25/17	1,208
361	Series 2002-11, Class QG, 5.500%, 03/25/17	380
2,160	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	130
36	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	42
6,500	Series 2002-15, Class ZA, 6.000%, 04/25/32	7,334
1,961	Series 2002-16, Class PG, 6.000%, 04/25/17	2,102
1,251	Series 2002-18, Class PC, 5.500%, 04/25/17	1,274
358	Series 2002-19, Class PE, 6.000%, 04/25/17	380
82	Series 2002-21, Class LO, PO, 04/25/32	78
1,179	Series 2002-21, Class PE, 6.500%, 04/25/32	1,311
1,460	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,571
2,364	Series 2002-28, Class PK, 6.500%, 05/25/32	2,722
743	Series 2002-31, Class S, IF, 18.822%, 05/25/17	910
979	Series 2002-37, Class Z, 6.500%, 06/25/32	1,078
4,159	Series 2002-38, Class QE, 6.000%, 06/25/17	4,409
586	Series 2002-42, Class C, 6.000%, 07/25/17	629
2,753	Series 2002-48, Class GH, 6.500%, 08/25/32	3,179
4,409	Series 2002-54, Class PG, 6.000%, 09/25/22	4,881
273	Series 2002-55, Class QE, 5.500%, 09/25/17	291
3,884	Series 2002-56, Class UC, 5.500%, 09/25/17	4,143
1,657	Series 2002-57, Class AE, 5.500%, 09/25/17	1,763
358	Series 2002-63, Class KC, 5.000%, 10/25/17	381
551	Series 2002-71, Class AP, 5.000%, 11/25/32	605
3,294	Series 2002-71, Class KM, 5.000%, 11/25/17	3,512
511	Series 2002-77, Class S, IF, 14.103%, 12/25/32	654
8,719	Series 2002-78, Class Z, 5.500%, 12/25/32	9,669
1,926	Series 2002-81, Class JO, PO, 04/25/32	1,913
1,352	Series 2002-83, Class CS, 6.881%, 08/25/23	1,541
983	Series 2002-84, Class VB, 5.500%, 04/25/15	984
1,226	Series 2002-90, Class A1, 6.500%, 06/25/42	1,444
31	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
3,823	Series 2002-94, Class BK, 5.500%, 01/25/18	4,070

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
890	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,025
1,183	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	187
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,826
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	5,127
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,337
994	Series 2003-23, Class PG, 5.500%, 01/25/32	1,001
26	Series 2003-27, Class DW, 4.500%, 04/25/17	26
1,013	Series 2003-32, Class KC, 5.000%, 05/25/18	1,087
4,075	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	828
1,922	Series 2003-34, Class AX, 6.000%, 05/25/33	2,165
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,766
640	Series 2003-34, Class GB, 6.000%, 03/25/33	745
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,474
417	Series 2003-35, Class EA, PO, 05/25/33	398
465	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	89
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,230
2,650	Series 2003-41, Class PE, 5.500%, 05/25/23	2,926
691	Series 2003-42, Class GB, 4.000%, 05/25/33	751
328	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	14
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,070
807	Series 2003-52, Class SX, HB, IF, 22.327%, 10/25/31	1,308
1,717	Series 2003-56, Class AZ, 5.500%, 08/25/31	1,742
1,120	Series 2003-64, Class SX, IF, 13.220%, 07/25/33	1,301
4,725	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,038
34	Series 2003-68, Class QP, 3.000%, 07/25/22	34
2,312	Series 2003-71, Class DS, IF, 7.184%, 08/25/33	2,454
10,971	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,546
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,609
223	Series 2003-74, Class SH, IF, 9.797%, 08/25/33	244
1,557	Series 2003-76, Class SH, IF, 13.785%, 09/25/31	1,819
3,368	Series 2003-80, Class SY, IF, IO, 7.442%, 06/25/23	407
4,767	Series 2003-81, Class HC, 4.750%, 09/25/18	5,092
1,262	Series 2003-81, Class LC, 4.500%, 09/25/18	1,347
1,768	Series 2003-82, Class VB, 5.500%, 08/25/33	1,922
4,924	Series 2003-83, Class PG, 5.000%, 06/25/23	5,259
858	Series 2003-91, Class SD, IF, 12.154%, 09/25/33	1,034
19,844	Series 2003-105, Class AZ, 5.500%, 10/25/33	22,456
4,789	Series 2003-116, Class SB, IF, IO, 7.392%, 11/25/33	1,021
4,327	Series 2003-117, Class JB, 3.500%, 06/25/33	4,557
1,877	Series 2003-122, Class TE, 5.000%, 12/25/22	1,962
226	Series 2003-128, Class KE, 4.500%, 01/25/14	229
2,991	Series 2003-128, Class NG, 4.000%, 01/25/19	3,155
1,578	Series 2003-130, Class CS, IF, 13.685%, 12/25/33	1,961
673	Series 2003-130, Class SX, IF, 11.209%, 01/25/34	792
767	Series 2003-131, Class SK, IF, 15.785%, 01/25/34	1,034
369	Series 2003-132, Class OA, PO, 08/25/33	355
5,764	Series 2004-3, Class BE, 4.000%, 02/25/19	6,066
3,275	Series 2004-4, Class QI, IF, IO, 6.892%, 06/25/33	597
2,436	Series 2004-4, Class QM, IF, 13.785%, 06/25/33	3,077
2,147	Series 2004-10, Class SC, HB, IF, 27.770%, 02/25/34	3,061
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	5,203
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,058
123	Series 2004-21, Class CO, PO, 04/25/34	123
67	Series 2004-22, Class A, 4.000%, 04/25/19	67
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,575
3,041	Series 2004-25, Class SA, IF, 18.954%, 04/25/34	4,474

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,647
5,130	Series 2004-28, Class PF, VAR, 0.608%, 03/25/34	5,151
8,386	Series 2004-36, Class FA, VAR, 0.608%, 05/25/34	8,434
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,359
3,586	Series 2004-36, Class SA, IF, 18.954%, 05/25/34	5,283
1,215	Series 2004-36, Class SN, IF, 13.785%, 07/25/33	1,487
5,592	Series 2004-46, Class EP, PO, 03/25/34	5,366
624	Series 2004-46, Class HS, IF, IO, 5.793%, 05/25/30	7
867	Series 2004-46, Class QB, HB, IF, 23.170%, 05/25/34	1,253
721	Series 2004-46, Class SK, IF, 15.929%, 05/25/34	933
9,522	Series 2004-50, Class VZ, 5.500%, 07/25/34	11,151
766	Series 2004-51, Class SY, IF, 13.825%, 07/25/34	1,024
832	Series 2004-53, Class NC, 5.500%, 07/25/24	919
622	Series 2004-59, Class BG, PO, 12/25/32	584
9,926	Series 2004-61, Class FH, VAR, 1.007%, 11/25/32	10,069
216	Series 2004-61, Class SH, HB, IF, 23.158%, 11/25/32	335
649	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	745
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,642
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,807
711	Series 2004-74, Class SW, IF, 15.085%, 11/25/31	1,035
1,554	Series 2004-76, Class CL, 4.000%, 10/25/19	1,636
2,976	Series 2004-79, Class S, IF, 19.229%, 08/25/32	3,721
1,011	Series 2004-79, Class SP, IF, 19.229%, 11/25/34	1,438
1,285	Series 2004-81, Class AC, 4.000%, 11/25/19	1,354
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,747
7,213	Series 2004-87, Class F, VAR, 0.957%, 01/25/34	7,282
436	Series 2004-89, Class EA, IF, 12.844%, 01/25/34	496
1,003	Series 2004-92, Class BX, 5.500%, 09/25/34	1,096
43	Series 2004-92, Class JO, PO, 12/25/34	42
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,314
354	Series 2005-14, Class BA, 4.500%, 04/25/19	359
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	5,971
3,762	Series 2005-25, Class PF, VAR, 0.557%, 04/25/35	3,781
157	Series 2005-27, Class TH, 5.500%, 07/25/31	158
643	Series 2005-42, Class PS, IF, 16.481%, 05/25/35	874
190	Series 2005-52, Class PA, 6.500%, 06/25/35	206
3,185	Series 2005-56, Class S, IF, IO, 6.503%, 07/25/35	536
1,570	Series 2005-56, Class TP, IF, 17.528%, 08/25/33	2,208
923	Series 2005-57, Class CD, HB, IF, 24.347%, 01/25/35	1,276
246	Series 2005-57, Class DC, HB, IF, 21.101%, 12/25/34	302
5,196	Series 2005-57, Class EG, VAR, 0.507%, 03/25/35	5,204
1,000	Series 2005-59, Class SU, HB, IF, 24.463%, 06/25/35	1,669
965	Series 2005-66, Class SG, IF, 16.856%, 07/25/35	1,406
6,862	Series 2005-67, Class EY, 5.500%, 08/25/25	7,609
1,076	Series 2005-68, Class BC, 5.250%, 06/25/35	1,191
4,672	Series 2005-68, Class PG, 5.500%, 08/25/35	5,286
1,793	Series 2005-68, Class UC, 5.000%, 06/25/35	1,972
4,392	Series 2005-72, Class SB, IF, 16.356%, 08/25/35	5,528
1,445	Series 2005-73, Class PS, IF, 16.181%, 08/25/35	1,959
10,216	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,856
1,232	Series 2005-74, Class CP, HB, IF, 23.989%, 05/25/35	2,029
5,366	Series 2005-74, Class CS, IF, 19.449%, 05/25/35	7,748
3,689	Series 2005-74, Class SK, IF, 19.559%, 05/25/35	5,338
735	Series 2005-75, Class SV, HB, IF, 23.370%, 09/25/35	1,078
5,415	Series 2005-84, Class XM, 5.750%, 10/25/35	6,097
1,856	Series 2005-90, Class ES, IF, 16.356%, 10/25/35	2,485
1,063	Series 2005-90, Class PO, PO, 09/25/35	996

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,667	Series 2005-93, Class MF, VAR, 0.457%, 08/25/34	4,670
9,736	Series 2005-106, Class US, HB, IF, 23.806%, 11/25/35	14,918
1,307	Series 2005-109, Class PB, 6.000%, 01/25/34	1,325
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,151
6,250	Series 2005-110, Class GJ, 5.500%, 11/25/30	6,314
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	18,800
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,793
889	Series 2005-110, Class MJ, 5.500%, 01/25/33	902
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,150
824	Series 2005-116, Class PB, 6.000%, 04/25/34	888
10,350	Series 2005-118, Class PN, 6.000%, 01/25/32	10,603
3,350	Series 2005-121, Class DX, 5.500%, 01/25/26	3,784
92	Series 2005-123, Class FG, VAR, 0.658%, 07/25/34	92
1,702	Series 2006-7, Class TC, 6.000%, 09/25/33	1,731
7,242	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,331
21,561	Series 2006-8, Class WN, IF, IO, 6.492%, 03/25/36	4,456
5,880	Series 2006-8, Class WQ, PO, 03/25/36	5,453
832	Series 2006-11, Class PS, HB, IF, 23.806%, 03/25/36	1,176
7,242	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,298
1,020	Series 2006-15, Class OT, PO, 01/25/36	967
3,347	Series 2006-16, Class FC, VAR, 0.507%, 03/25/36	3,363
7,242	Series 2006-16, Class HZ, 5.500%, 03/25/36	8,070
791	Series 2006-16, Class OA, PO, 03/25/36	746
1,984	Series 2006-22, Class AO, PO, 04/25/36	1,850
2,782	Series 2006-23, Class FK, VAR, 0.457%, 04/25/36	2,784
1,394	Series 2006-23, Class KO, PO, 04/25/36	1,315
3,632	Series 2006-27, Class OH, PO, 04/25/36	3,345
815	Series 2006-33, Class LS, HB, IF, 29.216%, 05/25/36	1,455
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	17,792
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,198
1,380	Series 2006-42, Class CF, VAR, 0.658%, 06/25/36	1,390
2,943	Series 2006-43, Class DO, PO, 06/25/36	2,874
912	Series 2006-43, Class PO, PO, 06/25/36	885
9,039	Series 2006-44, Class FP, VAR, 0.608%, 06/25/36	9,101
1,746	Series 2006-44, Class GO, PO, 06/25/36	1,648
4,552	Series 2006-44, Class P, PO, 12/25/33	4,351
2,129	Series 2006-46, Class FW, VAR, 0.608%, 06/25/36	2,142
341	Series 2006-46, Class SW, HB, IF, 23.438%, 06/25/36	479
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,240
5,930	Series 2006-50, Class JO, PO, 06/25/36	5,598
7,622	Series 2006-50, Class PS, PO, 06/25/36	7,208
7,596	Series 2006-53, Class US, IF, IO, 6.373%, 06/25/36	1,084
13,730	Series 2006-56, Class FC, VAR, 0.497%, 07/25/36	13,774
5,021	Series 2006-56, Class PF, VAR, 0.557%, 07/25/36	5,059
677	Series 2006-58, Class AP, PO, 07/25/36	639
1,681	Series 2006-58, Class FL, VAR, 0.668%, 07/25/36	1,697
5,526	Series 2006-58, Class IG, IF, IO, 6.312%, 07/25/36	764
1,040	Series 2006-58, Class PO, PO, 07/25/36	982
2,501	Series 2006-59, Class QO, PO, 01/25/33	2,459
823	Series 2006-60, Class AK, HB, IF, 27.970%, 07/25/36	1,355
4,542	Series 2006-60, Class DO, PO, 04/25/35	4,304
861	Series 2006-62, Class PS, HB, IF, 38.655%, 07/25/36	1,676
10,611	Series 2006-63, Class ZH, 6.500%, 07/25/36	12,330
2,039	Series 2006-65, Class QO, PO, 07/25/36	1,922
67	Series 2006-66, Class NV, 6.500%, 02/25/24	67
16,800	Series 2006-71, Class ZL, 6.000%, 07/25/36	19,591
3,485	Series 2006-72, Class GO, PO, 08/25/36	3,233
976	Series 2006-72, Class TO, PO, 08/25/36	925
7,986	Series 2006-77, Class PC, 6.500%, 08/25/36	9,167
3,015	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,554
6,100	Series 2006-79, Class DF, VAR, 0.557%, 08/25/36	6,122
1,444	Series 2006-79, Class DO, PO, 08/25/36	1,357
1,517	Series 2006-79, Class OP, PO, 08/25/36	1,444
1,500	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,755

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,691	Series 2006-86, Class OB, PO, 09/25/36	1,649
1,561	Series 2006-90, Class AO, PO, 09/25/36	1,372
839	Series 2006-94, Class GK, HB, IF, 32.213%, 10/25/26	1,466
1,317	Series 2006-95, Class SG, HB, IF, 25.370%, 10/25/36	1,913
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	4,916
447	Series 2006-109, Class PO, PO, 11/25/36	421
3,854	Series 2006-110, Class PO, PO, 11/25/36	3,705
1,352	Series 2006-111, Class EO, PO, 11/25/36	1,304
2,188	Series 2006-113, Class PO, PO, 07/25/36	2,066
384	Series 2006-115, Class ES, HB, IF, 25.730%, 12/25/36	585
1,410	Series 2006-115, Class OK, PO, 12/25/36	1,377
9,265	Series 2006-117, Class GS, IF, IO, 6.442%, 12/25/36	1,380
3,588	Series 2006-118, Class A1, VAR, 0.268%, 12/25/36	3,556
12,487	Series 2006-118, Class A2, VAR, 0.268%, 12/25/36	11,914
1,207	Series 2006-119, Class PO, PO, 12/25/36	1,148
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,551
1,136	Series 2006-128, Class PO, PO, 01/25/37	1,059
4,493	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	764
724	Series 2007-1, Class SD, HB, IF, 37.755%, 02/25/37	1,039
108	Series 2007-2, Class FA, VAR, 0.407%, 02/25/37	108
1,207	Series 2007-2, Class HF, VAR, 0.557%, 08/25/36	1,210
3,750	Series 2007-7, Class SG, IF, IO, 6.293%, 08/25/36	617
5,686	Series 2007-10, Class FD, VAR, 0.457%, 02/25/37	5,704
17,386	Series 2007-14, Class ES, IF, IO, 6.233%, 03/25/37	2,767
1,772	Series 2007-14, Class OP, PO, 03/25/37	1,688
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,321
1,423	Series 2007-15, Class NO, PO, 03/25/22	1,347
9,449	Series 2007-16, Class FC, VAR, 0.957%, 03/25/37	9,413
2,822	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,372
1,237	Series 2007-22, Class SC, IF, IO, 5.873%, 03/25/37	177
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,811
3,784	Series 2007-28, Class EO, PO, 04/25/37	3,698
3,217	Series 2007-29, Class SG, HB, IF, 21.975%, 04/25/37	4,494
10,760	Series 2007-35, Class SI, IF, IO, 5.893%, 04/25/37	1,544
1,377	Series 2007-42, Class AO, PO, 05/25/37	1,295
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,922
3,566	Series 2007-43, Class FL, VAR, 0.507%, 05/25/37	3,576
15,300	Series 2007-53, Class SH, IF, IO, 5.893%, 06/25/37	2,412
22,177	Series 2007-54, Class FA, VAR, 0.608%, 06/25/37	22,336
5,499	Series 2007-54, Class PF, VAR, 0.428%, 06/25/37	5,508
3,277	Series 2007-54, Class WI, IF, IO, 5.893%, 06/25/37	478
30,464	Series 2007-60, Class AX, IF, IO, 6.942%, 07/25/37	6,146
2,192	Series 2007-62, Class SE, IF, 15.981%, 07/25/37	2,883
3,457	Series 2007-64, Class FB, VAR, 0.578%, 07/25/37	3,469
19,145	Series 2007-65, Class KI, IF, IO, 6.413%, 07/25/37	2,614
4,169	Series 2007-67, Class PO, PO, 07/25/37	3,936
4,038	Series 2007-70, Class Z, 5.500%, 07/25/37	4,646
28,401	Series 2007-72, Class EK, IF, IO, 6.193%, 07/25/37	4,167
756	Series 2007-75, Class EO, PO, 01/25/36	751
6,030	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,598
4,128	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,881
4,848	Series 2007-77, Class FG, VAR, 0.708%, 03/25/37	4,895
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,155
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,386
3,020	Series 2007-79, Class SB, HB, IF, 23.256%, 08/25/37	4,212
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,834
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	4,857
1,073	Series 2007-85, Class SL, IF, 15.631%, 09/25/37	1,399
8,194	Series 2007-88, Class VI, IF, IO, 6.333%, 09/25/37	1,540
7,978	Series 2007-91, Class ES, IF, IO, 6.253%, 10/25/37	1,507

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,129	Series 2007-92, Class YA, 6.500%, 06/25/37	2,377
3,548	Series 2007-92, Class YS, IF, IO, 5.573%, 06/25/37	454
2,551	Series 2007-97, Class FC, VAR, 0.708%, 07/25/37	2,575
5,519	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,186
1,524	Series 2007-98, Class FB, VAR, 0.658%, 06/25/37	1,491
796	Series 2007-98, Class VA, 6.000%, 11/25/17	796
13,328	Series 2007-100, Class SM, IF, IO, 6.243%, 10/25/37	2,164
46,698	Series 2007-101, Class A2, VAR, 0.457%, 06/27/36	46,523
3,993	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	4,460
7,283	Series 2007-108, Class AN, VAR, 8.453%, 11/25/37	8,694
1,535	Series 2007-108, Class SA, IF, IO, 6.153%, 12/25/37	220
17,846	Series 2007-109, Class AI, IF, IO, 6.193%, 12/25/37	2,737
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,422
9,367	Series 2007-112, Class SA, IF, IO, 6.243%, 12/25/37	1,690
44,000	Series 2007-114, Class A6, VAR, 0.407%, 10/27/37	43,764
15,145	Series 2007-116, Class HI, IO, VAR, 2.276%, 01/25/38	1,103
310	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	25
15,652	Series 2008-1, Class BI, IF, IO, 5.703%, 02/25/38	2,036
17,818	Series 2008-4, Class SD, IF, IO, 5.793%, 02/25/38	2,485
4,466	Series 2008-10, Class XI, IF, IO, 6.023%, 03/25/38	739
6,565	Series 2008-16, Class IS, IF, IO, 5.992%, 03/25/38	1,016
1,483	Series 2008-18, Class SP, IF, 13.585%, 03/25/38	1,863
6,107	Series 2008-20, Class SA, IF, IO, 6.783%, 03/25/38	1,104
14,130	Series 2008-24, Class PF, VAR, 0.857%, 02/25/38	14,326
5,921	Series 2008-27, Class SN, IF, IO, 6.693%, 04/25/38	1,047
2,008	Series 2008-28, Class QS, IF, 20.077%, 04/25/38	2,907
7,491	Series 2008-32, Class SA, IF, IO, 6.643%, 04/25/38	980
22,367	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	232
1,434	Series 2008-42, Class AO, PO, 09/25/36	1,383
222	Series 2008-44, Class PO, PO, 05/25/38	213
5,706	Series 2008-46, Class HI, IO, VAR, 4.358%, 06/25/38	377
3,026	Series 2008-47, Class SI, IF, IO, 6.293%, 06/25/23	365
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,896
3,817	Series 2008-53, Class CI, IF, IO, 6.992%, 07/25/38	705
16,606	Series 2008-55, Class S, IF, IO, 7.392%, 07/25/28	2,737
3,773	Series 2008-56, Class AC, 5.000%, 07/25/38	4,150
93	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	—	(h)
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,733
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,074
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,291
30	Series 2008-66, Class GD, 6.000%, 06/25/30	30
4,513	Series 2008-76, Class GF, VAR, 0.857%, 09/25/23	4,566
12,302	Series 2008-80, Class SA, IF, IO, 5.642%, 09/25/38	1,701
6,435	Series 2008-81, Class SB, IF, IO, 5.642%, 09/25/38	1,013
928	Series 2009-4, Class BD, 4.500%, 02/25/39	1,003
8,351	Series 2009-6, Class GS, IF, IO, 6.343%, 02/25/39	1,451
4,627	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	455
8,000	Series 2009-11, Class NB, 5.000%, 03/25/29	9,100
5,581	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	464
9,391	Series 2009-17, Class QS, IF, IO, 6.442%, 03/25/39	1,304
2,272	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	206
4,000	Series 2009-19, Class PW, 4.500%, 10/25/36	4,552
600	Series 2009-47, Class MT, 7.000%, 07/25/39	668
5,553	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	701
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,297

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
21,002	Series 2009-60, Class HT, 6.000%, 08/25/39	24,166
629	Series 2009-63, Class P, 5.000%, 03/25/37	700
14,134	Series 2009-65, Class MT, 5.000%, 09/25/39	15,691
6,759	Series 2009-69, Class WA, VAR, 6.029%, 09/25/39	7,556
5,179	Series 2009-70, Class CO, PO, 01/25/37	5,066
10,130	Series 2009-84, Class WS, IF, IO, 5.693%, 10/25/39	1,188
18,685	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	2,665
24,835	Series 2009-86, Class OT, PO, 10/25/37	22,906
18,304	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	788
9,272	Series 2009-99, Class SC, IF, IO, 5.973%, 12/25/39	1,024
7,901	Series 2009-99, Class WA, VAR, 6.312%, 12/25/39	8,959
11,179	Series 2009-103, Class MB, VAR, 3.247%, 12/25/39	12,015
12,562	Series 2009-112, Class ST, IF, IO, 6.042%, 01/25/40	1,623
2,389	Series 2009-113, Class AO, PO, 01/25/40	2,238
2,424	Series 2010-1, Class WA, VAR, 6.160%, 02/25/40	2,680
6,866	Series 2010-14, Class FJ, VAR, 0.808%, 03/25/40	6,930
6,377	Series 2010-16, Class WA, VAR, 6.450%, 03/25/40	7,325
5,963	Series 2010-16, Class WB, VAR, 6.201%, 03/25/40	6,836
11,937	Series 2010-35, Class SB, IF, IO, 6.212%, 04/25/40	1,670
3,000	Series 2010-35, Class SJ, IF, 16.975%, 04/25/40	4,449
1,237	Series 2010-39, Class OT, PO, 10/25/35	1,154
5,387	Series 2010-40, Class FJ, VAR, 0.808%, 04/25/40	5,442
8,752	Series 2010-42, Class S, IF, IO, 6.193%, 05/25/40	1,137
4,069	Series 2010-43, Class FD, VAR, 0.808%, 05/25/40	4,119
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,262
2,432	Series 2010-47, Class AV, 5.000%, 05/25/21	2,613
13,720	Series 2010-49, Class SC, IF, 12.245%, 03/25/40	17,571
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	11,757
4,639	Series 2010-63, Class AP, PO, 06/25/40	4,391
44,553	Series 2010-64, Class DM, 5.000%, 06/25/40	49,660
16,952	Series 2010-71, Class HJ, 5.500%, 07/25/40	18,921
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,438
8,639	Series 2010-103, Class SB, IF, IO, 5.893%, 11/25/49	1,042
51,602	Series 2010-111, Class AE, 5.500%, 04/25/38	56,467
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	23,749
32,356	Series 2010-125, Class SA, IF, IO, 4.232%, 11/25/40	3,879
38,698	Series 2010-133, Class A, 5.500%, 05/25/38	41,908
17,006	Series 2010-148, Class MA, 4.000%, 02/25/39	17,685
9,340	Series 2011-2, Class WA, VAR, 5.764%, 02/25/51	10,156
3,725	Series 2011-17, Class EF, VAR, 0.507%, 07/25/25	3,734
14,060	Series 2011-19, Class ZY, 6.500%, 07/25/36	16,166
2,386	Series 2011-22, Class MA, 6.500%, 04/25/38	2,663
63,218	Series 2011-30, Class LS, IO, VAR, 4.478%, 04/25/41	4,775
18,162	Series 2011-39, Class ZA, 6.000%, 11/25/32	20,382
10,858	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,340
2,728	Series 2011-58, Class WA, VAR, 5.409%, 07/25/51	2,824
9,316	Series 2011-75, Class FA, VAR, 0.758%, 08/25/41	9,411
9,069	Series 2011-101, Class FM, VAR, 0.758%, 01/25/41	9,144
5,716	Series 2011-111, Class DF, VAR, 0.608%, 12/25/38	5,718
45,533	Series 2011-118, Class LB, 7.000%, 11/25/41	53,956
62,941	Series 2011-118, Class MT, 7.000%, 11/25/41	77,563
59,404	Series 2011-118, Class NT, 7.000%, 11/25/41	69,323
17,474	Series 2011-124, Class JF, VAR, 0.608%, 02/25/41	17,557
2,797	Series 2011-149, Class EF, VAR, 0.708%, 07/25/41	2,816
9,999	Series 2011-149, Class MF, VAR, 0.708%, 11/25/41	10,068
18,804	Series 2012-3, Class PF, VAR, 0.608%, 04/25/40	18,890
10,176	Series 2012-14, Class FB, VAR, 0.658%, 08/25/37	10,222
14,064	Series 2012-14, Class FG, VAR, 0.608%, 07/25/40	14,121

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,799		Series 2012-14, Class FL, VAR, 0.658%, 12/25/40	4,833
91,922		Series 2012-47, Class HF, VAR, 0.608%, 05/25/27	92,649
9,745		Series 2012-66, Class HF, VAR, 0.507%, 03/25/41	9,756
12,358		Series 2012-87, Class KF, VAR, 0.658%, 09/25/37	12,416
8,879		Series 2012-89, Class FD, VAR, 0.658%, 04/25/39	8,925
14,442		Series 2012-97, Class FB, VAR, 0.708%, 09/25/42	14,550
11,433		Series 2012-101, Class FC, VAR, 0.708%, 09/25/42	11,524
29,306		Series 2012-137, Class CF, VAR, 0.540%, 08/25/41	29,288
14		Series G-14, Class L, 8.500%, 06/25/21	16
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	18
63		Series G-18, Class Z, 8.750%, 06/25/21	74
13		Series G-22, Class G, 6.000%, 12/25/16	14
52		Series G-28, Class S, IF, 14.881%, 09/25/21	71
103		Series G-35, Class M, 8.750%, 10/25/21	117
19		Series G-51, Class SA, HB, IF, 26.547%, 12/25/21	30
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	46
468		Series G92-35, Class E, 7.500%, 07/25/22	525
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
42		Series G92-42, Class Z, 7.000%, 07/25/22	48
1,145		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,276
502		Series G92-45, Class Z, 6.000%, 08/25/22	534
41		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	41
533		Series G92-54, Class ZQ, 7.500%, 09/25/22	600
42		Series G92-59, Class F, VAR, 1.738%, 10/25/22	43
83		Series G92-61, Class Z, 7.000%, 10/25/22	97
62		Series G92-62, Class B, PO, 10/25/22	56
289		Series G93-1, Class KA, 7.900%, 01/25/23	333
111		Series G93-5, Class Z, 6.500%, 02/25/23	128
82		Series G93-14, Class J, 6.500%, 03/25/23	90
196		Series G93-17, Class SI, IF, 6.000%, 04/25/23	213
183		Series G93-27, Class FD, VAR, 1.099%, 08/25/23	186
46		Series G93-37, Class H, PO, 09/25/23	42
150		Series G95-1, Class C, 8.800%, 01/25/25	174
		Federal National Mortgage Association STRIPS,
4		Series 23, Class 2, IO, 10.000%, 09/01/17	1
3		Series 50, Class 2, IO, 10.500%, 03/01/19	1
41		Series 218, Class 2, IO, 7.500%, 04/01/23	9
27		Series 265, Class 2, 9.000%, 03/01/24	32
3,591		Series 300, Class 1, PO, 09/01/24	3,300
561		Series 329, Class 1, PO, 01/01/33	527
1,811		Series 339, Class 18, IO, 4.500%, 07/01/18	127
2,508		Series 339, Class 21, IO, 4.500%, 08/25/18	180
1,396		Series 339, Class 28, IO, 5.500%, 07/01/18	121
705		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	91
3,405		Series 365, Class 8, IO, 5.500%, 05/01/36	430
366		Series 368, Class 3, IO, 4.500%, 11/01/20	27
2,249		Series 374, Class 5, IO, 5.500%, 08/01/36	285
2,911		Series 383, Class 33, IO, 6.000%, 01/01/38	400
712		Series 393, Class 6, IO, 5.500%, 04/25/37	83
43,656		Series 411, Class F1, VAR, 0.758%, 08/25/42	43,804
14,774		Series 412, Class F2, VAR, 0.708%, 08/25/42	14,899
		Federal National Mortgage Association Trust,
2,130		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,574
1,257		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,466
8,823		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	9,881
3,974		Series 2003-W6, Class 3A, 6.500%, 09/25/42	4,778
4,701		Series 2003-W8, Class 2A, 7.000%, 10/25/42	5,481
962		Series 2003-W8, Class 3F1, VAR, 0.608%, 05/25/42	956
11,372		Series 2004-W1, Class 1A6, 5.040%, 11/25/43	12,051
6,410		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	7,745

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,863	Series 2004-W15, Class 2AF, VAR, 0.457%, 08/25/44	5,833
2,033	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,346
1,925	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,277
44,301	Series 2005-W3, Class 2AF, VAR, 0.428%, 03/25/45	44,141
2,639	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,960
20,912	Series 2006-W2, Class 1AF1, VAR, 0.428%, 02/25/36	20,808
5,152	Series 2006-W2, Class 2A, VAR, 2.259%, 11/25/35	5,328
741	Series 2007-W10, Class 2A, VAR, 6.233%, 08/25/47	867
42,445	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.467%, 11/25/46	42,277
	Government National Mortgage Association,
1,180	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,424
4,076	Series 1994-7, Class PQ, 6.500%, 10/16/24	4,785
278	Series 1995-3, Class DQ, 8.050%, 06/16/25	324
66	Series 1995-7, Class CQ, 7.500%, 09/16/25	77
504	Series 1998-26, Class K, 7.500%, 09/17/25	582
3,620	Series 1999-4, Class ZB, 6.000%, 02/20/29	4,135
3,464	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,082
385	Series 1999-30, Class S, IF, IO, 8.393%, 08/16/29	79
27	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	34
383	Series 1999-40, Class ZW, 7.500%, 11/20/29	457
706	Series 1999-41, Class Z, 8.000%, 11/16/29	830
336	Series 1999-44, Class PC, 7.500%, 12/20/29	391
3,895	Series 1999-44, Class ZC, 8.500%, 12/16/29	4,803
627	Series 1999-44, Class ZG, 8.000%, 12/20/29	779
324	Series 2000-9, Class Z, 8.000%, 06/20/30	399
3,840	Series 2000-9, Class ZJ, 8.500%, 02/16/30	4,800
449	Series 2000-12, Class ST, HB, IF, 38.440%, 02/16/30	1,047
1,000	Series 2000-14, Class PD, 7.000%, 02/16/30	1,184
272	Series 2000-16, Class ZN, 7.500%, 02/16/30	286
3,504	Series 2000-21, Class Z, 9.000%, 03/16/30	4,158
635	Series 2000-26, Class TZ, 8.500%, 09/20/30	753
156	Series 2000-26, Class Z, 7.750%, 09/20/30	182
29	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	35
498	Series 2000-31, Class Z, 9.000%, 10/20/30	591
297	Series 2000-35, Class ZA, 9.000%, 11/20/30	327
48	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	12
245	Series 2001-4, Class SJ, IF, IO, 7.943%, 01/19/30	66
231	Series 2001-6, Class SD, IF, IO, 8.342%, 03/16/31	70
842	Series 2001-7, Class PK, 6.500%, 03/20/31	900
1,872	Series 2001-22, Class PS, HB, IF, 20.468%, 03/17/31	3,019
49	Series 2001-32, Class WA, IF, 19.606%, 07/20/31	79
361	Series 2001-35, Class SA, IF, IO, 8.043%, 08/16/31	100
299	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	82
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,623
2,465	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,617
391	Series 2002-3, Class SP, IF, IO, 7.183%, 01/16/32	116
687	Series 2002-7, Class PG, 6.500%, 01/20/32	817
1,592	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	392
142	Series 2002-24, Class SB, IF, 11.614%, 04/16/32	201
233	Series 2002-31, Class S, IF, IO, 8.493%, 01/16/31	73
3,559	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	783
1,649	Series 2002-40, Class UK, 6.500%, 06/20/32	1,957
57	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	68
6,429	Series 2002-45, Class QE, 6.500%, 06/20/32	7,506
1,942	Series 2002-47, Class PG, 6.500%, 07/16/32	2,298

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
723	Series 2002-47, Class PY, 6.000%, 07/20/32	834
3,227	Series 2002-47, Class ZA, 6.500%, 07/20/32	3,838
132	Series 2002-51, Class SG, HB, IF, 31.601%, 04/20/31	278
2,199	Series 2002-52, Class GH, 6.500%, 07/20/32	2,535
975	Series 2002-54, Class GB, 6.500%, 08/20/32	1,126
1,039	Series 2002-69, Class PO, PO, 02/20/32	1,023
1,461	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	167
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,779
358	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	7
470	Series 2003-4, Class NY, 5.500%, 12/20/13	480
262	Series 2003-8, Class PO, PO, 01/16/32	260
1,782	Series 2003-11, Class SK, IF, IO, 7.493%, 02/16/33	394
738	Series 2003-12, Class SP, IF, IO, 7.493%, 02/20/33	170
283	Series 2003-24, Class PO, PO, 03/16/33	256
5,922	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,911
215	Series 2003-34, Class TO, PO, 02/16/32	214
527	Series 2003-40, Class TC, 7.500%, 03/20/33	537
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,962
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,423
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,438
1,244	Series 2003-52, Class AP, PO, 06/16/33	1,164
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,851
52	Series 2003-60, Class NS, IF, 16.044%, 07/16/33	53
4,846	Series 2003-75, Class ZX, 6.000%, 09/16/33	5,609
703	Series 2003-76, Class LS, IF, IO, 6.992%, 09/20/31	30
199	Series 2003-90, Class PO, PO, 10/20/33	174
2,807	Series 2003-97, Class SA, IF, IO, 6.343%, 11/16/33	603
2,469	Series 2003-112, Class SA, IF, IO, 6.343%, 12/16/33	488
16,076	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	1,374
636	Series 2003-114, Class SH, IF, 14.323%, 11/17/32	842
7,456	Series 2004-11, Class SW, IF, IO, 5.293%, 02/20/34	1,083
2,608	Series 2004-15, Class SA, IF, 19.092%, 12/20/32	3,017
970	Series 2004-28, Class S, IF, 19.092%, 04/16/34	1,524
1,461	Series 2004-34, Class JO, PO, 02/20/34	1,452
2,688	Series 2004-46, Class PO, PO, 06/20/34	2,451
5,956	Series 2004-49, Class Z, 6.000%, 06/20/34	7,071
1,011	Series 2004-68, Class PO, PO, 05/20/31	994
1,368	Series 2004-71, Class SB, HB, IF, 28.445%, 09/20/34	2,272
1,368	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,493
1,342	Series 2004-73, Class AE, IF, 14.427%, 08/17/34	1,745
7,745	Series 2004-73, Class JL, IF, IO, 6.343%, 09/16/34	1,717
688	Series 2004-83, Class AP, IF, 13.808%, 10/16/34	870
336	Series 2004-85, Class PO, PO, 01/17/33	327
758	Series 2004-87, Class SB, IF, 7.434%, 03/17/33	848
894	Series 2004-89, Class LS, HB, IF, 23.623%, 10/16/34	1,386
15,956	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	2,599
7,221	Series 2004-96, Class SC, IF, IO, 5.873%, 11/20/34	1,150
7,624	Series 2005-3, Class SB, IF, IO, 5.893%, 01/20/35	1,197
11,413	Series 2005-3, Class SK, IF, IO, 6.542%, 01/20/35	1,873
1,155	Series 2005-6, Class GS, IF, 13.085%, 12/20/32	1,276
2,843	Series 2005-7, Class JM, IF, 16.264%, 05/18/34	3,466
11,837	Series 2005-17, Class SL, IF, IO, 6.492%, 07/20/34	1,998
1,759	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	1,766
1,041	Series 2005-44, Class SP, IF, 11.785%, 10/20/34	1,273
1,262	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	191
128	Series 2005-65, Class SA, HB, IF, 21.946%, 08/20/35	170
481	Series 2005-66, Class SP, HB, IF, 20.141%, 08/16/35	700
5,541	Series 2005-68, Class DP, IF, 15.934%, 06/17/35	7,217
25,357	Series 2005-68, Class KI, IF, IO, 6.092%, 09/20/35	4,038

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,977	Series 2005-69, Class SY, IF, IO, 6.542%, 11/20/33	785
2,964	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,621
1,183	Series 2005-82, Class PO, PO, 10/20/35	1,103
2,204	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	381
78	Series 2005-93, Class JO, PO, 03/20/31	78
2,148	Series 2006-16, Class OP, PO, 03/20/36	2,016
2,476	Series 2006-20, Class QA, 5.750%, 02/20/36	2,753
3,151	Series 2006-22, Class AO, PO, 05/20/36	2,962
6,031	Series 2006-33, Class Z, 6.500%, 07/20/36	7,387
489	Series 2006-34, Class PO, PO, 07/20/36	459
622	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	78
6,298	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,835
2,390	Series 2006-40, Class VB, 6.000%, 11/20/26	2,418
2,103	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,567
4,059	Series 2006-59, Class SD, IF, IO, 6.492%, 10/20/36	819
7,440	Series 2006-65, Class SA, IF, IO, 6.593%, 11/20/36	1,173
5,770	Series 2007-9, Class CI, IF, IO, 5.992%, 03/20/37	815
9,737	Series 2007-9, Class DI, IF, IO, 6.302%, 03/20/37	1,450
14,314	Series 2007-17, Class AF, VAR, 0.407%, 04/16/37	14,357
8,825	Series 2007-17, Class JI, IF, IO, 6.603%, 04/16/37	1,659
3,424	Series 2007-17, Class JO, PO, 04/16/37	3,187
4,183	Series 2007-19, Class SD, IF, IO, 5.992%, 04/20/37	625
2,748	Series 2007-25, Class FN, VAR, 0.507%, 05/16/37	2,752
9,633	Series 2007-26, Class SC, IF, IO, 5.992%, 05/20/37	1,304
21,647	Series 2007-26, Class SW, IF, IO, 5.992%, 05/20/37	3,242
7,184	Series 2007-27, Class SD, IF, IO, 5.992%, 05/20/37	1,117
751	Series 2007-28, Class BO, PO, 05/20/37	706
9,638	Series 2007-35, Class PO, PO, 06/16/37	8,960
206	Series 2007-35, Class TO, PO, 04/20/35	205
1,302	Series 2007-36, Class HO, PO, 06/16/37	1,263
5,581	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	817
7,450	Series 2007-36, Class SJ, IF, IO, 6.042%, 06/20/37	1,141
6,024	Series 2007-40, Class SD, IF, IO, 6.542%, 07/20/37	1,016
10,032	Series 2007-40, Class SN, IF, IO, 6.473%, 07/20/37	1,557
14,666	Series 2007-42, Class SC, IF, IO, 6.542%, 07/20/37	2,371
8,972	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	1,444
984	Series 2007-49, Class NO, PO, 12/20/35	975
2,876	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	440
5,728	Series 2007-53, Class ES, IF, IO, 6.343%, 09/20/37	1,024
2,023	Series 2007-53, Class SW, IF, 19.582%, 09/20/37	3,108
9,104	Series 2007-57, Class PO, PO, 03/20/37	8,726
7,803	Series 2007-57, Class QA, IF, IO, 6.293%, 10/20/37	1,226
8,043	Series 2007-67, Class SI, IF, IO, 6.302%, 11/20/37	1,203
3,337	Series 2007-70, Class TA, 5.750%, 08/20/36	3,472
5,906	Series 2007-71, Class SB, IF, IO, 6.492%, 07/20/36	624
6,850	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	992
7,541	Series 2007-73, Class MI, IF, IO, 5.793%, 11/20/37	1,069
5,114	Series 2007-74, Class SL, IF, IO, 6.333%, 11/16/37	925
14,666	Series 2007-76, Class SB, IF, IO, 6.293%, 11/20/37	2,302
11,145	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	1,699
8,577	Series 2007-82, Class SA, IF, IO, 6.323%, 12/20/37	1,374
565	Series 2008-1, Class PO, PO, 01/20/38	527
799	Series 2008-7, Class SK, IF, 19.328%, 11/20/37	1,135
1,122	Series 2008-7, Class SP, IF, 12.985%, 10/20/37	1,397
2,160	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	284
2,133	Series 2008-20, Class PO, PO, 09/20/37	2,051
867	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	58
5,179	Series 2008-25, Class SB, IF, IO, 6.693%, 03/20/38	912
2,187	Series 2008-29, Class PO, PO, 02/17/33	2,135
12,237	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,458
3,362	Series 2008-33, Class XS, IF, IO, 7.493%, 04/16/38	625
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	7,002

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,723	Series 2008-36, Class SH, IF, IO, 6.092%, 04/20/38	1,560
22,017	Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	4,749
8,126	Series 2008-41, Class SA, IF, IO, 6.132%, 05/20/38	1,256
905	Series 2008-43, Class NA, 5.500%, 11/20/37	972
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,091
2,923	Series 2008-55, Class SA, IF, IO, 5.992%, 06/20/38	448
11,501	Series 2008-60, Class CS, IF, IO, 5.942%, 07/20/38	1,675
1,995	Series 2008-60, Class PO, PO, 01/20/38	1,954
1,303	Series 2008-64, Class ED, 6.500%, 04/20/28	1,429
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	10,746
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,101
4,356	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	583
11,875	Series 2008-76, Class US, IF, IO, 5.693%, 09/20/38	1,567
6,691	Series 2008-79, Class CS, IF, 6.593%, 06/20/35	7,541
23,104	Series 2008-81, Class S, IF, IO, 5.992%, 09/20/38	3,576
10,520	Series 2008-93, Class AS, IF, IO, 5.492%, 12/20/38	1,504
22,843	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	3,898
6,539	Series 2008-96, Class SL, IF, IO, 5.793%, 12/20/38	930
7,160	Series 2009-6, Class SA, IF, IO, 5.893%, 02/16/39	1,081
6,678	Series 2009-6, Class SH, IF, IO, 5.833%, 02/20/39	894
10,706	Series 2009-10, Class SA, IF, IO, 5.743%, 02/20/39	1,482
4,111	Series 2009-10, Class SL, IF, IO, 6.293%, 03/16/34	409
8,253	Series 2009-11, Class SC, IF, IO, 5.942%, 02/16/39	1,352
3,039	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	574
6,224	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,184
19,399	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	2,707
9,301	Series 2009-24, Class DS, IF, IO, 6.092%, 03/20/39	985
5,221	Series 2009-25, Class SE, IF, IO, 7.392%, 09/20/38	910
10,329	Series 2009-31, Class ST, IF, IO, 6.143%, 03/20/39	1,386
12,433	Series 2009-31, Class TS, IF, IO, 6.092%, 03/20/39	1,650
2,881	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	345
3,166	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	499
7,339	Series 2009-35, Class SN, IF, IO, 6.193%, 12/16/38	791
15,779	Series 2009-42, Class SC, IF, IO, 5.873%, 06/20/39	2,177
10,908	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	1,659
9,528	Series 2009-44, Class MV, 6.000%, 04/20/20	10,767
3,421	Series 2009-44, Class VA, 5.500%, 05/16/20	3,650
21,003	Series 2009-64, Class SN, IF, IO, 5.893%, 07/16/39	2,406
4,183	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	579
14,326	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	2,067
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,772
11,434	Series 2009-79, Class OK, PO, 11/16/37	10,919
22,268	Series 2009-81, Class SB, IF, IO, 5.883%, 09/20/39	3,875
9,684	Series 2009-83, Class TS, IF, IO, 5.893%, 08/20/39	1,161
4,025	Series 2009-89, Class VA, 5.000%, 07/20/20	4,568
32,523	Series 2009-102, Class SM, IF, IO, 6.193%, 06/16/39	3,703
3,329	Series 2009-104, Class AB, 7.000%, 08/16/39	4,035
15,846	Series 2009-106, Class AS, IF, IO, 6.193%, 11/16/39	2,756
58,375	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	8,933
5,512	Series 2009-121, Class VA, 5.500%, 11/20/20	6,302
5,265	Series 2010-14, Class AO, PO, 12/20/32	5,102
2,132	Series 2010-14, Class BO, PO, 11/20/35	1,989
4,499	Series 2010-14, Class CO, PO, 08/20/35	3,938
479	Series 2010-14, Class EO, PO, 06/16/33	473
22,787	Series 2010-14, Class QP, 6.000%, 12/20/39	25,043
4,329	Series 2010-41, Class WA, VAR, 5.847%, 10/20/33	4,930
2,608	Series 2010-103, Class WA, VAR, 5.759%, 08/20/34	2,975
3,432	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	3,945

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
21,260	Series 2010-130, Class CP, 7.000%, 10/16/40	25,113
19,890	Series 2010-157, Class OP, PO, 12/20/40	17,264
25,312	Series 2010-H17, Class XQ, VAR, 5.246%, 07/20/60	30,021
4,296	Series 2011-17, Class FP, VAR, 0.608%, 09/20/40	4,322
1,572	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,781
6,027	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,251
17,699	Series 2011-75, Class SM, IF, IO, 6.392%, 05/20/41	3,180
6,109	Series 2011-97, Class WA, VAR, 6.064%, 11/20/38	7,043
8,516	Series 2011-137, Class WA, VAR, 5.536%, 07/20/40	9,747
22,003	Series 2011-163, Class WA, VAR, 5.790%, 12/20/38	24,538
11,077	Series 2012-59, Class WA, VAR, 5.587%, 08/20/38	12,258
30,686	Series 2012-61, Class FM, VAR, 0.608%, 05/16/42	30,868
97,221	Series 2012-H10, Class FA, VAR, 0.764%, 12/20/61	97,531
19,698	Series 2012-H15, Class FA, VAR, 0.664%, 05/20/62	19,678
39,192	Series 2012-H21, Class CF, VAR, 0.915%, 05/20/61	39,498
39,973	Series 2012-H21, Class DF, VAR, 0.865%, 05/20/61	40,270
44,982	Series 2012-H22, Class FD, VAR, 0.685%, 01/20/61	45,033
19,982	Series 2012-H24, Class FA, VAR, 0.664%, 03/20/60	19,987
12,934	Series 2012-H24, Class FD, VAR, 0.804%, 09/20/62	13,008
5,615	Series 2012-H24, Class FE, VAR, 0.815%, 10/20/62	5,659
38,843	Series 2012-H24, Class FG, VAR, 0.645%, 04/20/60	38,832
19,461	Series 2012-H26, Class JA, VAR, 0.760%, 10/20/61	19,446
29,285	Series 2012-H26, Class MA, VAR, 0.760%, 07/20/62	29,285
14,953	Series 2012-H27, Class FB, VAR, 0.716%, 10/20/62	14,939
50,063	Series 2012-H28, Class FA, VAR, 0.810%, 09/20/62	50,063
	NCUA Guaranteed Notes Trust,
68,630	Series 2010-C1, Class APT, 2.650%, 10/29/20	72,676
28,984	Series 2010-R3, Class 1A, VAR, 0.769%, 12/08/20	29,117
7,369	Series 2010-R3, Class 3A, 2.400%, 12/08/20	7,599
	Vendee Mortgage Trust,
10,115	Series 1993-1, Class ZB, 7.250%, 02/15/23	11,973
2,048	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	2,326
7,226	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	8,200
2,971	Series 1996-1, Class 1Z, 6.750%, 02/15/26	3,476
1,408	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,669
4,214	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,002
2,795	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,354

		6,014,666

	Non-Agency CMO — 9.1%
3,701	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	3,581
	American General Mortgage Loan Trust,
3,059	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	3,196
16,246	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	16,320
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,702
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	34,715
6,745	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	6,963
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,765
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	10,070
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,796
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.152%, 09/25/35	4,464
	ASG Resecuritization Trust,
4,737	Series 2009-1, Class A60, VAR, 2.467%, 06/26/37 (e)	4,701
12,076	Series 2009-2, Class A55, VAR, 5.171%, 05/24/36 (e)	12,292
5,300	Series 2009-2, Class G60, VAR, 5.171%, 05/24/36 (e)	5,431
29,909	Series 2009-3, Class A65, VAR, 2.571%, 03/26/37 (e)	29,893
14,899	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	15,310
3,516	Series 2009-5, Class A50, VAR, 3.548%, 02/28/37 (e)	3,543

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,962	Series 2010-1, Class A85, VAR, 0.609%, 02/27/36 (e)	5,783
12,017	Series 2010-2, Class A60, VAR, 2.105%, 01/28/37 (e)	11,741
6,577	Series 2010-3, Class 2A22, VAR, 0.400%, 10/28/36 (e)	6,528
3,431	Series 2010-4, Class 1A22, VAR, 0.392%, 07/30/36 (e) (i)	3,397
2,150	Series 2010-4, Class 2A20, VAR, 0.380%, 11/28/36 (e)	2,118
3,674	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	3,686
8,627	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	8,972
8,271	Series 2011-1, Class 3A50, VAR, 2.730%, 11/28/35 (e) (i)	8,072
1,621	Series 2011-2, Class A48S, HB, IF, 23.419%, 02/28/36 (e)	2,221
	Banc of America Alternative Loan Trust,
310	Series 2003-1, Class APO, PO, 02/25/33	225
6,969	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	7,094
4,655	Series 2003-7, Class 2A4, 5.000%, 09/25/18	4,767
5,007	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	5,128
7,434	Series 2003-11, Class 1A1, 6.000%, 01/25/34	7,742
5,927	Series 2003-11, Class 2A1, 6.000%, 01/25/34	6,193
790	Series 2003-11, Class PO, PO, 01/25/34	612
2,136	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,191
1,814	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,848
374	Series 2004-6, Class 15PO, PO, 07/25/19	328
598	Series 2004-6, Class 3A2, 6.000%, 07/25/34	606
2,755	Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,790
1,237	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,164
3,432	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	781
	Banc of America Funding Corp.,
1,017	Series 2004-1, Class PO, PO, 03/25/34	799
1,263	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,331
2,693	Series 2004-C, Class 1A1, VAR, 5.056%, 12/20/34	2,715
1,451	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,485
1,218	Series 2005-7, Class 30PO, PO, 11/25/35	954
511	Series 2005-8, Class 30PO, PO, 01/25/36	384
2,882	Series 2005-E, Class 4A1, VAR, 2.668%, 03/20/35	2,845
1,173	Series 2006-1, Class XPO, PO, 01/25/36	880
13,492	Series 2010-R11A, Class 1A6, VAR, 5.364%, 08/26/35 (e)	14,298
1,801	Series 2010-R4, Class 5A1, VAR, 0.358%, 07/26/36 (e)	1,773
4,889	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	5,095
32,263	Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	32,263
	Banc of America Mortgage Trust,
6,217	Series 2003-3, Class 1A7, 5.500%, 05/25/33	6,412
2,317	Series 2003-3, Class 2A1, VAR, 0.758%, 05/25/18	2,212
891	Series 2003-5, Class 3A1, 7.500%, 02/25/31	953
970	Series 2003-6, Class 2A1, VAR, 0.658%, 08/25/18	929
137	Series 2003-7, Class A2, 4.750%, 09/25/18	142
515	Series 2003-8, Class APO, PO, 11/25/33	433
1,193	Series 2003-C, Class 3A1, VAR, 3.089%, 04/25/33	1,220
3,672	Series 2003-E, Class 2A2, VAR, 3.133%, 06/25/33	3,699
240	Series 2004-1, Class APO, PO, 02/25/34	218
2,777	Series 2004-3, Class 15IO, IO, VAR, 0.263%, 04/25/19	13
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,854
168	Series 2004-4, Class APO, PO, 05/25/34	145
3,279	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,386
992	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,031
15,300	Series 2004-6, Class 1A3, 5.500%, 05/25/34	15,924
506	Series 2004-6, Class 2A7, 5.500%, 07/25/34	529
912	Series 2004-6, Class APO, PO, 07/25/34	850
77	Series 2004-8, Class 5PO, PO, 05/25/32	71
334	Series 2004-8, Class XPO, PO, 10/25/34	306
1,353	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,428
84	Series 2004-9, Class 3PO, PO, 09/25/32	76
2,235	Series 2004-J, Class 3A1, VAR, 3.230%, 11/25/34	2,147
3,099	Series 2005-1, Class 2A1, 5.000%, 02/25/20	3,280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	BCAP LLC Trust,
8,158	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	8,357
11,628	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	11,439
6,912	Series 2009-RR14, Class 3A2, VAR, 2.916%, 08/26/35 (e)	6,704
1,750	Series 2009-RR14, Class 4A1, VAR, 2.806%, 03/26/36 (e)	1,748
6,986	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	7,196
2,166	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,204
7,283	Series 2010-RR12, Class 4A5, VAR, 3.097%, 10/26/36 (e)	7,371
2,404	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	2,401
1,117	Series 2010-RR4, Class 2A1, VAR, 0.957%, 06/26/37 (e)	1,109
1,237	Series 2010-RR5, Class 1A4, VAR, 2.141%, 11/26/37 (e)	1,223
9,715	Series 2010-RR5, Class 2A5, VAR, 5.254%, 04/26/37 (e)	9,764
5,440	Series 2010-RR6, Class 22A3, VAR, 4.897%, 06/26/36 (e)	5,534
1,921	Series 2010-RR6, Class 5A1, VAR, 3.926%, 11/26/37 (e)	1,917
4,129	Series 2010-RR7, Class 15A1, VAR, 1.007%, 01/26/36 (e)	3,943
8,183	Series 2010-RR7, Class 16A1, VAR, 0.860%, 02/26/47 (e)	7,870
8,896	Series 2010-RR7, Class 1A5, VAR, 5.001%, 04/26/35 (e)	8,713
23,189	Series 2010-RR7, Class 2A1, VAR, 2.521%, 07/26/45 (e)	21,979
5,073	Series 2010-RR8, Class 3A3, VAR, 5.062%, 05/26/35 (e)	5,133
10,000	Series 2010-RR8, Class 3A4, VAR, 5.062%, 05/26/35 (e)	9,212
6,857	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	6,921
7,804	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	7,926
20,740	Series 2011-RR10, Class 2A1, VAR, 3.223%, 09/26/37 (e)	18,423
4,975	Series 2011-RR2, Class 3A3, VAR, 3.091%, 11/21/35 (e)	4,979
15,270	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	14,877
19,309	Series 2011-RR5, Class 11A3, VAR, 0.358%, 05/28/36 (e)	17,235
10,243	Series 2011-RR5, Class 14A3, VAR, 2.917%, 07/26/36 (e) (i)	9,928
7,454	Series 2012-RR1, Class 5A1, VAR, 6.529%, 07/26/37 (e) (i)	7,710
9,790	Series 2012-RR10, Class 1A1, VAR, 02/26/37 (i)	9,032
29,224	Series 2012-RR10, Class 3A105/26/36 (i)	27,032
19,620	Series 2012-RR2, Class 1A1, VAR, 0.377%, 08/26/36 (e) (i)	18,733
33,633	Series 2012-RR3, Class 2A5, 4.930%, 05/26/37 (e)	33,184
15,250	Series 2012-RR4, Class 8A3, VAR, 0.438%, 06/26/47 (e)	14,014
5,890	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.708%, 03/25/35	5,672
	Bear Stearns ARM Trust,
391	Series 2003-7, Class 3A, VAR, 2.732%, 10/25/33	394
4,364	Series 2004-2, Class 14A, VAR, 5.095%, 05/25/34	4,487
12,094	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	12,166
9,657	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	9,227
3,619	Bear Sterns ARM Trust, Series 2003-2, Class A5, VAR, 2.487%, 01/25/33 (e)	3,431
	Cendant Mortgage Corp.,
594	Series 2003-8, Class 1P, PO, 10/25/33	557
241	Series 2004-1, Class P, PO, 02/25/34	217
	Chase Mortgage Finance Corp.,
1,847	Series 2003-S10, Class A1, 4.750%, 11/25/18	1,902
1,016	Series 2003-S9, Class AP, PO, 10/25/18	969
2,211	Series 2007-A1, Class 1A3, VAR, 3.031%, 02/25/37	2,212
4,825	Series 2007-A1, Class 2A1, VAR, 2.992%, 02/25/37	4,912
766	Series 2007-A1, Class 7A1, VAR, 2.936%, 02/25/37	769
2,260	Series 2007-A1, Class 9A1, VAR, 2.981%, 02/25/37	2,307
2,058	Series 2007-A2, Class 1A1, VAR, 3.080%, 07/25/37	2,044
2,958	Series 2007-A2, Class 2A1, VAR, 3.014%, 07/25/37	2,953
	Citicorp Mortgage Securities, Inc.,
1,583	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,607
5,871	Series 2004-4, Class A4, 5.500%, 06/25/34	6,149
453	Series 2004-5, Class 2A5, 4.500%, 08/25/34	468
919	Series 2006-1, Class 2A1, 5.000%, 02/25/21	963
3,696	Series 2006-4, Class 1A2, 6.000%, 08/25/36	3,794

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citigroup Mortgage Loan Trust,
17,887	Series 2008-AR4, Class 1A1A, VAR, 3.023%, 11/25/38 (e)	18,217
3,741	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	3,975
11,761	Series 2009-10, Class 1A1, VAR, 2.444%, 09/25/33 (e)	11,915
9,238	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	9,723
11,938	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	12,506
2,476	Series 2010-3, Class 4A1, VAR, 2.520%, 02/25/36 (e)	2,463
4,638	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	4,712
68,795	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	71,461
69,988	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	73,242
7,638	Series 2010-12, Class 4A1, VAR, 0.428%, 07/20/36 (e)	7,331
2,784	Series 2011-3, Class 1A1, VAR, 0.287%, 02/25/47 (e)	2,763
5,437	Series 2011-10, Class 4A1, VAR, 0.401%, 02/25/46 (e) (i)	5,184
	Citigroup Mortgage Loan Trust, Inc.,
2,388	Series 2003-1, Class 2A5, 5.250%, 10/25/33	2,440
374	Series 2003-1, Class 2A6, PO, 10/25/33	337
354	Series 2003-1, Class PO2, PO, 10/25/33	331
265	Series 2003-1, Class PO3, PO, 09/25/33	240
7	Series 2003-1, Class WPO1, PO, 06/25/16	7
314	Series 2003-UP3, Class A3, 7.000%, 09/25/33	326
1,193	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,248
216	Series 2003-UST1, Class PO1, PO, 12/25/18	205
130	Series 2003-UST1, Class PO3, PO, 12/25/18	123
1,224	Series 2004-UST1, Class A6, VAR, 5.085%, 08/25/34	1,244
568	Series 2005-1, Class 2A1A, VAR, 2.889%, 04/25/35	378
3,647	Series 2005-2, Class 2A11, 5.500%, 05/25/35	3,737
1,567	Series 2005-5, Class 1A2, VAR, 2.960%, 08/25/35	978
4,200	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,417
5,113	Series 2010-10, Class 2A1, VAR, 2.674%, 02/25/36 (e)	5,126
	Countrywide Alternative Loan Trust,
1,588	Series 2002-8, Class A4, 6.500%, 07/25/32	1,658
282	Series 2002-12, Class PO, PO, 11/25/32	233
2,840	Series 2002-18, Class M, 6.000%, 02/25/33	2,743
440	Series 2003-6T2, Class A6, 5.500%, 06/25/33	420
11,786	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,607
2,078	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,096
4,772	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	4,865
572	Series 2005-5R, Class A1, 5.250%, 12/25/18	576
6,948	Series 2005-1CB, Class 1A6, IF, IO, 6.892%, 03/25/35	1,750
16,957	Series 2005-20CB, Class 3A8, IF, IO, 4.543%, 07/25/35	1,968
16,190	Series 2005-22T1, Class A2, IF, IO, 4.862%, 06/25/35	2,648
7,200	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,794
218	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	192
54,473	Series 2005-37T1, Class A2, IF, IO, 4.843%, 09/25/35	8,728
8,452	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,385
33,683	Series 2005-54CB, Class 1A2, IF, IO, 4.642%, 11/25/35	5,266
99	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	102
3,175	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,727
12,079	Series 2005-J1, Class 1A4, IF, IO, 4.893%, 02/25/35	1,670
	Countrywide Home Loan Mortgage Pass-Through Trust,
312	Series 2002-18, Class PO, PO, 11/25/32	265
1,443	Series 2002-22, Class A20, 6.250%, 10/25/32	1,507
2,900	Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,897
1,000	Series 2003-29, Class A1, 5.500%, 08/25/33	1,038
7,921	Series 2003-39, Class A6, 5.000%, 10/25/33	8,198
676	Series 2003-44, Class A9, PO, 10/25/33	660
7,055	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	7,291
168	Series 2003-J13, Class PO, PO, 01/25/34	152
1,054	Series 2003-J7, Class 4A3, IF, 9.505%, 08/25/18	1,111

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,598	Series 2004-3, Class A26, 5.500%, 04/25/34	1,642
1,085	Series 2004-3, Class A4, 5.750%, 04/25/34	1,123
6,655	Series 2004-5, Class 1A4, 5.500%, 06/25/34	6,927
333	Series 2004-7, Class 2A1, VAR, 2.992%, 06/25/34	328
4,272	Series 2004-8, Class 2A1, 4.500%, 06/25/19	4,420
568	Series 2004-HYB1, Class 2A, VAR, 2.900%, 05/20/34	557
2,436	Series 2004-HYB3, Class 2A, VAR, 2.824%, 06/20/34	2,295
1,507	Series 2004-HYB6, Class A3, VAR, 2.933%, 11/20/34	1,351
305	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	308
384	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	395
938	Series 2005-14, Class A2, 5.500%, 07/25/35	960
879	Series 2005-16, Class A23, 5.500%, 09/25/35	873
5,957	Series 2005-22, Class 2A1, VAR, 3.012%, 11/25/35	4,663
288	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	217
297	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-25, Class 2A1, 4.500%, 10/25/18	307
	Credit Suisse Mortgage Capital Certificates,
8,040	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	8,209
139	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	139
	CS First Boston Mortgage Securities Corp.,
51	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	53
1,839	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,918
3,563	Series 2003-21, Class 1A4, 5.250%, 09/25/33	3,715
1,969	Series 2003-23, Class 1P, PO, 10/25/33	1,827
1,422	Series 2003-23, Class 2A5, 5.000%, 10/25/18	1,462
5,709	Series 2003-27, Class 5A3, 5.250%, 11/25/33	5,880
1,864	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,938
1,231	Series 2003-AR15, Class 3A1, VAR, 2.996%, 06/25/33	1,184
3,053	Series 2004-4, Class 2A4, 5.500%, 09/25/34	3,267
2,575	Series 2004-5, Class 3A1, 5.250%, 08/25/19	2,645
78	Series 2004-5, Class 5P, PO, 08/25/19	74
4,648	Series 2004-8, Class 1A4, 5.500%, 12/25/34	4,888
1,432	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,469
184	Series 2005-4, Class 3A24, IF, 18.254%, 06/25/35	188
629	Series 2005-9, Class AP, PO, 10/25/35	380
6,617	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,487
390	Series 2005-10, Class AP, PO, 11/25/35	220
	CSMC,
7,500	Series 2010-16, Class A3, VAR, 3.819%, 06/25/50 (e)	7,221
3,148	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,934
3,491	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	3,491
3,600	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	3,739
89,954	Series 2010-11R, Class A6, VAR, 1.209%, 06/28/47 (e)	85,568
4,697	Series 2010-12R, Class 14A1, VAR, 2.911%, 09/26/46 (e)	4,686
3,829	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	3,822
1,033	Series 2010-15R, Class 7A1, VAR, 1.464%, 10/26/37 (e)	1,024
3,010	Series 2010-15R, Class 7A2, VAR, 1.464%, 10/26/37 (e)	2,919
5,929	Series 2010-17R, Class 1A1, VAR, 2.724%, 06/26/36 (e)	6,113
4,198	Series 2010-17R, Class 5A1, VAR, 2.962%, 07/26/36 (e)	4,179
34,065	Series 2011-1R, Class A1, VAR, 1.216%, 02/27/47 (e)	33,724
6,036	Series 2011-6R, Class 3A1, VAR, 2.962%, 07/28/36 (e)	5,795
30,364	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	30,068
42,842	Series 2011-9R, Class A1, VAR, 2.216%, 03/27/46 (e)	42,922
24,171	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	24,735
7,026	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (i)	6,780
23,557	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	23,809
	Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
1,910	Series 2005-1, Class 2A1, VAR, 5.628%, 02/25/20	1,967
2,751	Series 2005-3, Class 1A1, VAR, 5.325%, 06/25/20	2,809

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Deutsche Mortgage Securities, Inc.,
137	Series 2004-1, Class 2APO, PO, 10/25/18	124
3,144	Series 2009-RS2, Class 4A1, VAR, 0.341%, 04/26/37 (e)	3,063
995	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	995
2,833	Series 2010-RS2, Class A1, VAR, 1.462%, 06/28/47 (e)	2,834
	First Boston Mortgage Securities Corp. 1987 STRIPS,
29	Series C, Class IO, IO, 10.965%, 04/25/17	4
16	Series C, Class PO, PO, 04/25/17	15
	First Horizon Alternative Mortgage Securities,
3,308	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,926
21,837	Series 2007-FA4, Class 1A2, IF, IO, 5.443%, 08/25/37	4,000
	First Horizon Mortgage Pass-Through Trust,
132	Series 2003-7, Class 2A1, 4.500%, 09/25/18	136
1,604	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,651
3,473	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,591
1,881	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	1,861
203	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35	203
798	Series 2004-AR7, Class 2A2, VAR, 2.565%, 02/25/35	766
5,357	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	5,381
	Freedom Trust,
2,222	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	2,255
10,175	Series 2011-4, Class A18, VAR, 3.813%, 03/25/37 (e)	10,251
	GMAC Mortgage Corp. Loan Trust,
11,179	Series 2003-AR1, Class A4, VAR, 3.425%, 10/19/33	11,506
7,249	Series 2003-AR2, Class 2A4, VAR, 3.457%, 12/19/33	7,350
701	Series 2003-J7, Class A10, 5.500%, 11/25/33	741
7,919	Series 2003-J7, Class A7, 5.000%, 11/25/33	8,263
451	Series 2003-J8, Class A, 5.250%, 12/25/33	468
5,411	Series 2004-J5, Class A7, 6.500%, 01/25/35	5,584
2,552	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	2,621
565	Series 2005-AR3, Class 3A3, VAR, 3.560%, 06/19/35	569
5,000	Series 2005-AR3, Class 3A4, VAR, 3.560%, 06/19/35	4,847
	GSMPS Mortgage Loan Trust,
1,157	Series 2004-4, Class 1AF, VAR, 0.608%, 06/25/34 (e)	989
2,144	Series 2005-RP2, Class 1AF, VAR, 0.557%, 03/25/35 (e)	1,796
12,879	Series 2005-RP3, Class 1AF, VAR, 0.557%, 09/25/35 (e)	10,786
9,494	Series 2005-RP3, Class 1AS, IO, VAR, 5.022%, 09/25/35 (e)	1,430
	GSR Mortgage Loan Trust,
1,349	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,428
569	Series 2003-6F, Class A2, VAR, 0.608%, 09/25/32	536
5,569	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	5,858
2,352	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	2,507
48	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	48
1,081	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,068
57	Series 2004-15F, Class AP, PO, 12/25/34	53
3,086	Series 2005-5F, Class 8A3, VAR, 0.708%, 06/25/35	2,922
8,061	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	8,193
420	Series 2005-AR6, Class 3A1, VAR, 2.614%, 09/25/35	411
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,820
12,585	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	11,883
12,054	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,391
3,780	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.507%, 05/25/35	3,721
	Impac Secured Assets CMN Owner Trust,
1,886	Series 2003-2, Class A1, 5.500%, 08/25/33	1,980
90	Series 2004-3, Class 1A4, VAR, 1.007%, 11/25/34	86
	Impac Secured Assets Trust,
9,354	Series 2006-1, Class 2A1, VAR, 0.557%, 05/25/36	9,242
18,903	Series 2006-2, Class 2A1, VAR, 0.557%, 08/25/36	18,911

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
26,126	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
7,299	Jefferies & Co., Inc., Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	7,372
	JP Morgan Mortgage Trust,
1,372	Series 2004-A3, Class 4A1, VAR, 3.047%, 07/25/34	1,383
2,510	Series 2004-A4, Class 1A1, VAR, 3.035%, 09/25/34	2,571
1,588	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	1,633
6,581	Series 2005-A1, Class 3A4, VAR, 4.995%, 02/25/35	6,746
33,890	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	34,186
19,049	Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	19,288
4,371	Series 2006-A3, Class 6A1, VAR, 3.001%, 08/25/34	4,314
3,212	Series 2007-A1, Class 5A1, VAR, 3.016%, 07/25/35	3,205
1,285	Series 2007-A1, Class 5A2, VAR, 3.016%, 07/25/35	1,306
	JP Morgan Resecuritization Trust,
5,421	Series 2009-6, Class 4A1, VAR, 5.410%, 09/26/36 (e)	5,364
5,212	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	5,154
	Lehman Mortgage Trust,
1,841	Series 2006-2, Class 1A1, VAR, 6.465%, 04/25/36	1,785
1,723	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,455
8,914	Series 2008-2, Class 1A6, 6.000%, 03/25/38	8,602
	LVII Resecuritization Trust,
5,977	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	6,004
12,557	Series 2009-2, Class M3, VAR, 5.407%, 09/27/37 (e)	13,232
8,000	Series 2009-3, Class M3, VAR, 5.566%, 11/27/37 (e)	8,510
10,000	Series 2009-3, Class M4, VAR, 5.566%, 11/27/37 (e)	10,613
	MASTR Adjustable Rate Mortgages Trust,
1,323	Series 2004-3, Class 4A2, VAR, 2.605%, 04/25/34	1,321
9,077	Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	9,162
2,491	Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	2,499
687	Series 2004-15, Class 3A1, VAR, 3.269%, 12/25/34	652
	MASTR Alternative Loans Trust,
3,059	Series 2003-9, Class 2A1, 6.000%, 12/25/33	3,235
567	Series 2003-9, Class 8A1, 6.000%, 01/25/34	603
1,527	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,560
4,757	Series 2004-3, Class 3A1, 6.000%, 04/25/34	4,894
941	Series 2004-6, Class 30PO, PO, 07/25/34	830
526	Series 2004-6, Class 7A1, 6.000%, 07/25/34	535
829	Series 2004-7, Class 30PO, PO, 08/25/34	624
2,249	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,368
690	Series 2004-10, Class 1A1, 4.500%, 09/25/19	707
2,345	Series 2005-6, Class 3A1, 5.500%, 11/25/20	2,332
	MASTR Asset Securitization Trust,
451	Series 2003-2, Class 1A1, 5.000%, 03/25/18	465
265	Series 2003-2, Class 2A1, 4.500%, 03/25/18	270
842	Series 2003-2, Class 2A10, 4.500%, 03/25/18	857
265	Series 2003-8, Class 1A1, 5.500%, 09/25/33	276
527	Series 2003-9, Class 15PO, PO, 10/25/18	499
480	Series 2003-9, Class 2A7, 5.500%, 10/25/33	489
293	Series 2003-11, Class 3A1, 4.500%, 12/25/18	301
315	Series 2003-12, Class 30PO, PO, 12/25/33	293
687	Series 2003-12, Class 6A1, 5.000%, 12/25/33	705
205	Series 2004-1, Class 30PO, PO, 02/25/34	164
5,365	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,458
82	Series 2004-4, Class 3A1, 4.500%, 04/25/19	84
299	Series 2004-6, Class 15PO, PO, 07/25/19	281
958	Series 2004-8, Class 1A1, 4.750%, 08/25/19	993
198	Series 2004-8, Class PO, PO, 08/25/19	187
721	Series 2004-9, Class 5A1, 5.250%, 09/25/19	746
3,000	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	3,163

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
2,244		Series 2006-2, Class 1A30, 6.000%, 06/25/36	2,154
		MASTR Reperforming Loan Trust,
17,540		Series 2005-2, Class 1A1F, VAR, 0.557%, 05/25/35 (e)	13,839
2,102		Series 2006-2, Class 1A1, VAR, 5.125%, 05/25/36 (e)	2,004
3,825		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,060
		Mellon Residential Funding Corp.,
7,564		Series 2000-TBC2, Class A1, VAR, 0.688%, 06/15/30	7,591
1,698		Series 2000-TBC3, Class A1, VAR, 0.648%, 12/15/30	1,689
		Merrill Lynch Mortgage Investors Trust,
2,779		Series 2003-E, Class A1, VAR, 0.827%, 10/25/28	2,669
5,117		Series 2003-F, Class A1, VAR, 0.848%, 10/25/28	4,938
3,709		Series 2004-1, Class 2A1, VAR, 2.515%, 12/25/34	3,752
4,114		Series 2004-C, Class A2, VAR, 1.337%, 07/25/29	4,051
		Merrill Lynch Mortgage Investors, Inc.,
1,924		Series 2003-A5, Class 2A6, VAR, 2.686%, 08/25/33	1,952
3,392		Series 2004-A4, Class A2, VAR, 2.581%, 08/25/34	3,438
6,454		Series 2005-A2, Class A1, VAR, 2.548%, 02/25/35	6,144
5,273		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.461%, 06/25/37	5,167
80		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	88
		Morgan Stanley Mortgage Loan Trust,
7,525		Series 2004-3, Class 4A, VAR, 5.669%, 04/25/34	7,867
2,152		Series 2004-9, Class 4A, VAR, 5.453%, 11/25/19	2,205
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,262.250%, 04/20/21	13
2,196		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.528%, 02/25/35	2,065
		Nomura Asset Acceptance Corp.,
929		Series 2003-A1, Class A1, 5.500%, 05/25/33	938
292		Series 2003-A1, Class A2, 6.000%, 05/25/33	308
141		Series 2003-A1, Class A5, 7.000%, 04/25/33	149
13		Series 2003-A1, Class A7, 5.000%, 04/25/18	14
1,235		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,247
2,911		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.520%, 03/26/36 (e)	2,924
		Paine Webber CMO Trust,
4		Series H, Class 4, 8.750%, 04/01/18	4
16		Series P, Class 4, 8.500%, 08/01/19	18
3,400		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	3,740
1,676		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.855%, 05/25/35	1,689
		RALI Trust,
1,028		Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,048
462		Series 2002-QS16, Class A3, IF, 16.189%, 10/25/17	520
1,952		Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,002
3,352		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,467
1,730		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,705
496		Series 2003-QS1, Class A6, 4.250%, 01/25/33	502
1,496		Series 2003-QS12, Class A2A, IF, IO, 7.392%, 06/25/18	207
455		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	40
8,710		Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,212
3,433		Series 2003-QS14, Class A1, 5.000%, 07/25/18	3,510
8,306		Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,571
1,101		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,136
9,744		Series 2003-QS19, Class A1, 5.750%, 10/25/33	10,133
1,001		Series 2003-QS3, Class A2, IF, 16.044%, 02/25/18	1,111
848		Series 2003-QS3, Class A8, IF, IO, 7.392%, 02/25/18	67
2,854		Series 2003-QS9, Class A3, IF, IO, 7.342%, 05/25/18	393
12,158		Series 2004-QS7, Class A4, 5.500%, 05/25/34	11,249
78		Series 2004-QS8, Class A2, 5.000%, 06/25/34	78
2,954		Series 2005-QA6, Class A32, VAR, 3.875%, 05/25/35	1,710
450		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	347
		RBSSP Resecuritization Trust,
6,521		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	6,988

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,786	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	2,934
2,661	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,706
5,459	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	5,552
1,053	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	1,051
4,686	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	4,830
15,362	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	16,278
1,885	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	1,886
7,387	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	7,579
20,519	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	20,555
2,117	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	2,132
15,355	Series 2012-3, Class 3A1, VAR, 0.358%, 09/26/36 (e) (i)	14,002
	Residential Asset Securitization Trust,
816	Series 2003-A13, Class A3, 5.500%, 01/25/34	818
96	Series 2003-A14, Class A1, 4.750%, 02/25/19	99
1,982	Series 2003-A8, Class A5, 4.250%, 10/25/18	2,034
18,872	Series 2005-A2, Class A4, IF, IO, 4.843%, 03/25/35	3,438
2,028	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,500
	RFMSI Trust,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,714
355	Series 2003-S14, Class A4, PO, 07/25/18	337
949	Series 2003-S16, Class A3, 5.000%, 09/25/18	979
1,472	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,507
2,486	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	2,490
205	Series 2004-S6, Class 2A6, PO, 06/25/34	177
935	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	962
1,691	Series 2005-SA4, Class 1A1, VAR, 3.133%, 09/25/35	1,422
53	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	42
19,066	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	19,439
	Salomon Brothers Mortgage Securities VII, Inc.,
6,461	Series 2003-HYB1, Class A, VAR, 3.099%, 09/25/33	6,557
164	Series 2003-UP2, Class PO1, PO, 12/25/18	149
	Sequoia Mortgage Trust,
2,873	Series 2004-8, Class A1, VAR, 0.557%, 09/20/34	2,714
4,410	Series 2004-8, Class A2, VAR, 1.088%, 09/20/34	4,393
1,305	Series 2004-10, Class A1A, VAR, 0.518%, 11/20/34	1,241
5,212	Series 2004-12, Class A3, VAR, 1.057%, 01/20/35	4,210
	Springleaf Mortgage Loan Trust,
15,371	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	15,833
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,999
8,626	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	8,730
18,150	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,932
32,856	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	33,185
16,750	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	16,772
40,525	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	40,626
9,652	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	9,671
5,656	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,663
4,807	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,819
2,138	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	2,143
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.891%, 06/25/34	4,233
	Structured Asset Mortgage Investments, Inc.,
3,527	Series 2004-AR5, Class 1A1, VAR, 0.867%, 10/19/34	3,386
15,577	Series 2005-AR5, Class A3, VAR, 0.457%, 07/19/35	15,145
	Structured Asset Securities Corp.,
681	Series 2002-17, Class B1, VAR, 6.079%, 09/25/32	678
102	Series 2002-10H, Class 1AP, PO, 05/25/32	82
394	Series 2003-8, Class 1A2, 5.000%, 04/25/18	402
3,071	Series 2003-16, Class A3, VAR, 0.708%, 06/25/33	2,970

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,577	Series 2003-29, Class 1A1, 4.750%, 09/25/18	2,646
885	Series 2003-30, Class 1A1, 5.500%, 10/25/33	919
742	Series 2003-32, Class 1A1, VAR, 5.356%, 11/25/33	787
1,390	Series 2003-31A, Class B1, VAR, 2.823%, 10/25/33	575
6,127	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	6,196
1,771	Series 2003-34A, Class 3A3, VAR, 2.810%, 11/25/33	1,778
6,260	Series 2003-37A, Class 2A, VAR, 4.983%, 12/25/33	6,396
13,277	Series 2004-5H, Class A4, 5.540%, 12/25/33	13,239
5,237	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,342
2,035	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,065
1,696	Series 2005-RF3, Class 1A, VAR, 0.557%, 06/25/35 (e)	1,366
2,964	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.848%, 09/25/43	2,946
	Vericrest Opportunity Loan Transferee,
15,694	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	15,731
1,982	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	2,000
40,950	Series 2012-NL3A, Class A, 2.734%, 11/25/60 (e)	40,950
	Vericrest Opportunity Loan Trust,
2,030	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	2,035
2,307	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (i)	2,337
	WaMu Mortgage Pass-Through Certificates,
9,981	Series 2003-AR11, Class A6, VAR, 2.480%, 10/25/33	10,219
3,341	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	3,346
17,287	Series 2003-AR9, Class 1A6, VAR, 2.444%, 09/25/33	17,629
3,673	Series 2003-AR9, Class 2A, VAR, 2.546%, 09/25/33	3,688
3,500	Series 2003-S1, Class A5, 5.500%, 04/25/33	3,685
462	Series 2003-S10, Class A2, 5.000%, 10/25/18	478
515	Series 2003-S11, Class 2A5, IF, 16.479%, 11/25/33	521
1,093	Series 2003-S13, Class 23A1, VAR, 0.758%, 12/25/18	1,062
1,112	Series 2003-S4, Class 2A10, IF, 16.892%, 06/25/33	1,368
493	Series 2003-S8, Class A4, 4.500%, 09/25/18	494
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,969
793	Series 2003-S8, Class A6, 4.500%, 09/25/18	822
16,326	Series 2003-S9, Class A8, 5.250%, 10/25/33	17,126
370	Series 2003-S9, Class P, PO, 10/25/33	345
4,444	Series 2004-AR3, Class A1, VAR, 2.572%, 06/25/34	4,522
5,711	Series 2004-AR3, Class A2, VAR, 2.572%, 06/25/34	5,811
2,168	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,235
2,455	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	2,563
1,535	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,532
406	Series 2004-S1, Class 1A3, VAR, 0.608%, 03/25/34	399
10,840	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	11,447
3,508	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	3,619
434	Series 2006-AR10, Class 2P, VAR, 09/25/36	260
1,832	Series 2006-AR8, Class 1A2, VAR, 2.717%, 08/25/46	1,443
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
4,893	Series 2005-1, Class 1A1, 5.500%, 03/25/35	4,962
376	Series 2005-1, Class CP, PO, 03/25/35	210
21,277	Series 2005-2, Class 1A4, IF, IO, 4.843%, 04/25/35	3,733
5,033	Series 2005-2, Class 2A3, IF, IO, 4.793%, 04/25/35	720
6,914	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,615
7,020	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,870
1,669	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,482
696	Series 2006-1, Class 3A2, 5.750%, 02/25/36	561
	Washington Mutual MSC Mortgage Pass-Through Certificates,
468	Series 2003-MS5, Class 1A4, VAR, 0.708%, 03/25/18	459
57	Series 2003-MS7, Class P, PO, 03/25/33	51
	Wells Fargo Alternative Loan Trust,
309	Series 2003-1, Class APO, PO, 09/25/33	287

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
937	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	815
15,606	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	15,684
	Wells Fargo Mortgage-Backed Securities Trust,
367	Series 2003-11, Class 1APO, PO, 10/25/18	349
1,405	Series 2003-13, Class A7, 4.500%, 11/25/18	1,430
5,982	Series 2003-15, Class 1A1, 4.750%, 12/25/18	6,188
133	Series 2003-15, Class APO, PO, 12/25/18	118
416	Series 2003-16, Class 2A1, 4.500%, 12/25/18	427
253	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	255
8,170	Series 2003-K, Class 1A1, VAR, 4.434%, 11/25/33	8,377
313	Series 2003-K, Class 1A2, VAR, 4.434%, 11/25/33	323
1,340	Series 2003-L, Class 2A1, VAR, 4.498%, 11/25/33	1,321
1,698	Series 2004-4, Class A9, 5.500%, 05/25/34	1,752
476	Series 2004-7, Class 2A1, 4.500%, 07/25/19	488
559	Series 2004-7, Class 2A2, 5.000%, 07/25/19	578
687	Series 2004-8, Class APO, PO, 08/25/19	648
2,438	Series 2004-B, Class A1, VAR, 4.966%, 02/25/34	2,497
1,678	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	1,692
6,335	Series 2004-EE, Class 2A1, VAR, 2.626%, 12/25/34	6,523
4,309	Series 2004-EE, Class 2A2, VAR, 2.626%, 12/25/34	4,436
6,007	Series 2004-EE, Class 3A1, VAR, 3.049%, 12/25/34	6,225
1,961	Series 2004-EE, Class 3A2, VAR, 3.049%, 12/25/34	2,039
8,484	Series 2004-I, Class 1A1, VAR, 2.791%, 07/25/34	8,571
26,239	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	26,508
4,309	Series 2004-V, Class 1A1, VAR, 2.652%, 10/25/34	4,406
5,527	Series 2004-V, Class 1A2, VAR, 2.652%, 10/25/34	5,686
3,751	Series 2005-1, Class 2A1, 5.000%, 01/25/20	3,947
2,329	Series 2005-13, Class A1, 5.000%, 11/25/20	2,464
2,750	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,960
787	Series 2005-14, Class 2APO, PO, 12/25/35	562
5,666	Series 2005-AR8, Class 2A1, VAR, 2.733%, 06/25/35	5,778
1,469	Series 2007-7, Class A7, 6.000%, 06/25/37	1,478
10,540	Series 2007-9, Class 1A8, 5.500%, 07/25/37	11,006
7,872	Series 2007-11, Class A14, 6.000%, 08/25/37	7,808

		2,696,839

	Total Collateralized Mortgage Obligations (Cost $8,246,223)	8,711,505

Commercial Mortgage-Backed Securities — 3.2%
25,668	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	25,796
	Banc of America Commercial Mortgage Trust,
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,210
17,655	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	20,269
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	13,213
9,400	Series 2006-5, Class A4, 5.414%, 09/10/47	10,684
249,158	Series 2006-5, Class XC, IO, VAR, 0.346%, 09/10/47 (e)	4,174
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.362%, 11/10/42	5,260
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,454
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	11,298
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,791
573,949	Series 2005-5, Class XC, IO, VAR, 0.223%, 10/10/45 (e)	1,840
6,456	Series 2005-6, Class ASB, VAR, 5.363%, 09/10/47	6,652
	Banc of America Re-REMIC Trust,
9,500	Series 2009-UB1, Class A4A, VAR, 5.690%, 06/24/50 (e)	10,812
7,835	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	8,070
28,500	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	29,232
	Bear Stearns Commercial Mortgage Securities,
7,872	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	8,316

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,868	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,947
8,560	Series 2006-PW11, Class A4, VAR, 5.619%, 03/11/39	9,686
250,877	Series 2006-PW14, Class X1, IO, VAR, 0.211%, 12/11/38 (e)	3,402
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	3,124
698,211	Series 2007-T26, Class X1, IO, VAR, 0.087%, 01/12/45 (e)	3,816
	CD Commercial Mortgage Trust,
6,000	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	6,320
254,697	Series 2007-CD4, Class XC, IO, VAR, 0.198%, 12/11/49 (e)	1,965
152,345	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.137%, 10/15/48 (e)	2,138
7,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,716
	COBALT CMBS Commercial Mortgage Trust,
6,005	Series 2006-C1, Class A4, 5.223%, 08/15/48	6,817
5,600	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,757
231,177	Series 2006-C1, Class IO, IO, VAR, 0.956%, 08/15/48	5,381
	COMM Mortgage Trust,
6,300	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,907
10,000	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	10,514
33,909	Series 2012-CR2, Class XA, IO, VAR, 2.137%, 08/15/45	4,345
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,918
	Commercial Mortgage Pass-Through Certificates,
7,150	Series 2006-C2, Class A3, VAR, 5.855%, 03/15/39	8,086
243,897	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	1,156
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,830
5,765	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	5,785
44,240	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.612%, 07/10/44 (e)	3,098
14,573	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	14,573
25,908	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	27,244
20,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	21,002
	GE Capital Commercial Mortgage Corp.,
11,500	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	12,140
10,800	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	11,194
14,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,501
	Greenwich Capital Commercial Funding Corp.,
3,500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,699
3,000	Series 2006-GG7, Class AM, VAR, 6.064%, 07/10/38	3,340
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,813
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	8,246
154,273	Series 2006-GG8, Class X, IO, VAR, 0.808%, 11/10/39 (e)	2,894
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	6,175
75,518	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	5,894
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,609
6,000	Series 2004-CB9, Class A4, VAR, 5.771%, 06/12/41	6,404
5,150	Series 2005-CB11, Class AJ, VAR, 5.540%, 08/12/37	5,526
610,391	Series 2005-CB11, Class X1, IO, VAR, 0.253%, 08/12/37 (e)	1,817
616,683	Series 2005-LDP5, Class X1, IO, VAR, 0.091%, 12/15/44 (e)	1,745
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,286
422,490	Series 2006-CB15, Class X1, IO, VAR, 0.122%, 06/12/43	2,930
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,522
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,845
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.363%, 05/15/47	5,733
4,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	4,005
407,741	Series 2007-LD12, Class X, IO, VAR, 0.206%, 02/15/51	1,418

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	11,990
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,592
1,470	Series 2006-C4, Class A4, VAR, 6.063%, 06/15/38	1,697
4,750	Series 2007-C1, Class AM, 5.455%, 02/15/40	5,281
181,711	Series 2007-C2, Class XW, IO, VAR, 0.693%, 02/15/40	3,335
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,784
3,325	Series 2005-LC1, Class AJ, VAR, 5.563%, 01/12/44	3,612
3,355	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,367
2,200	Series 2006-C1, Class A4, VAR, 5.874%, 05/12/39	2,522
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.666%, 02/12/39	5,599
418,990	Series 2006-4, Class XC, IO, VAR, 0.237%, 12/12/49 (e)	5,232
6,190	Series 2007-9, Class A4, 5.700%, 09/12/49	7,250
	Morgan Stanley Capital I Trust,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,904
223,473	Series 2006-IQ12, Class X1, IO, VAR, 0.160%, 12/15/43 (e)	3,145
441,489	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	2,717
107,447	Series 2007-HQ13, Class X1, IO, VAR, 0.553%, 12/15/44 (e)	1,675
335,885	Series 2007-IQ13, Class X, IO, VAR, 0.609%, 03/15/44 (e)	4,997
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,905
8,000	Series 2012-C4, Class A3, 2.991%, 03/15/45	8,530
1,046	Morgan Stanley Reremic Trust, Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	1,048
	Morgan Stanley Re-REMIC Trust,
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,731
14,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	12,477
3,710	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,706
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,375
20,091	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	20,292
67,137	Series 2012-XA, Class A, 2.000%, 07/27/49	67,955
10,650	Series 2012-XA, Class B, 0.250%, 07/28/49	7,948
999	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,004
21,517	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	21,409
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	6,380
18,646	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	18,748
26,364	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.585%, 08/15/39	27,929
19,880	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.551%, 05/10/45 (e)	3,031
17,314	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	18,490
	UBS-Barclays Commercial Mortgage Trust,
10,400	Series 2012-C2, Class A4, 3.525%, 05/10/63	11,276
76,167	Series 2012-C2, Class XA, IO, VAR, 1.987%, 05/10/63 (e)	8,101
12,431	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	12,742
	Wachovia Bank Commercial Mortgage Trust,
6,353	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	6,557
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,330
8,000	Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	8,958
967,664	Series 2006-C24, Class XC, IO, VAR, 0.089%, 03/15/45 (e)	4,082
40,314	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	40,263
10,400	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	11,286
	WF-RBS Commercial Mortgage Trust,
10,265	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	11,725
2,958	Series 2012-C6, Class A1, 1.081%, 04/15/45	2,982

	Total Commercial Mortgage-Backed Securities (Cost $906,011)	941,293

Corporate Bonds — 16.9%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,933
3,335	4.250%, 03/01/21	3,687

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Auto Components — Continued
7,000	5.250%, 12/01/41	8,061

		16,681

	Automobiles — 0.1%
	Daimler Finance North America LLC,
11,520	1.650%, 04/10/15 (e)	11,674
5,248	2.625%, 09/15/16 (e)	5,479
9,800	2.950%, 01/11/17 (e)	10,322
1,500	8.500%, 01/18/31	2,351

		29,826

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,000	3.800%, 03/15/22	6,124
5,600	4.600%, 02/15/21	6,070
4,322	5.000%, 03/01/21	4,827
12,465	6.000%, 08/15/40	13,589

		30,610

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,044

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,347

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	825
1,426	5.750%, 04/15/20	1,712
1,250	7.875%, 09/01/23	1,600
6,025	7.875%, 07/30/30	8,419
1,750	8.875%, 05/15/19	2,385
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	6,557
5,250	9.455%, 11/15/22	7,859
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,275
1,000	8.875%, 05/01/17	1,300
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,654
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,503
3,000	6.450%, 03/15/37	3,896
1,000	6.500%, 01/15/17	1,214
13,000	6.500%, 11/15/35	16,829
	COX Communications, Inc.,
3,375	3.250%, 12/15/22 (e)	3,416
2,600	5.450%, 12/15/14	2,845
1,300	8.375%, 03/01/39 (e)	1,979
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,388
	Discovery Communications LLC,
6,674	4.375%, 06/15/21	7,555
2,530	4.950%, 05/15/42	2,750
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,939
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,542
2,780	5.150%, 04/30/20	3,309
5,102	5.950%, 04/01/41	6,242
3,605	6.400%, 04/30/40	4,623
	News America, Inc.,
2,500	6.200%, 12/15/34	3,054
3,000	6.650%, 11/15/37	3,859
1,500	6.900%, 08/15/39	2,002
1,965	7.250%, 05/18/18	2,494
4,400	7.300%, 04/30/28	5,649
3,000	7.625%, 11/30/28	3,923
1,100	8.000%, 10/17/16	1,366
1,050	8.875%, 04/26/23	1,406
1,700	9.500%, 07/15/24	2,447
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,787
426	8.750%, 08/01/15	513
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	10,001
2,150	4.700%, 10/15/19	2,446
1,125	5.950%, 07/15/13	1,161
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	4,153
1,700	5.850%, 05/01/17	2,015
4,600	5.875%, 11/15/40	5,325
2,595	6.550%, 05/01/37	3,235
4,550	6.750%, 07/01/18	5,697
2,000	6.750%, 06/15/39	2,553
2,450	7.300%, 07/01/38	3,271
1,590	8.250%, 02/14/14	1,730
2,150	8.250%, 04/01/19	2,868
1,785	8.750%, 02/14/19	2,420
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,887
6,500	8.375%, 07/15/33	9,475
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,555
1,754	5.375%, 10/15/41	1,982
3,125	6.200%, 03/15/40	3,914
4,139	6.250%, 03/29/41	5,198
3,825	7.625%, 04/15/31	5,249
1,255	7.700%, 05/01/32	1,751
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,689

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
2,175	3.125%, 06/15/22	2,234
5,627	3.875%, 12/15/21	6,208
6,961	4.375%, 03/15/43 (e)	6,740
600	4.500%, 03/01/21	682
2,022	4.500%, 02/27/42	2,022
2,808	Walt Disney Co. (The), 0.450%, 12/01/15	2,795

		239,372

	Multiline Retail — 0.1%
7,685	Costco Wholesale Corp., 0.650%, 12/07/15	7,696
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	3,011
1,000	6.250%, 12/15/17	1,223
	Macy’s Retail Holdings, Inc.,
4,083	2.875%, 02/15/23	4,054
978	5.125%, 01/15/42	1,078
1,300	7.450%, 07/15/17	1,623
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,348
	Target Corp.,
2,100	6.000%, 01/15/18	2,602
1,900	7.000%, 01/15/38	2,806

		28,441

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	4,321
4,600	Home Depot, Inc. (The), 5.400%, 03/01/16	5,284
	Lowe’s Cos., Inc.,
4,350	4.650%, 04/15/42	4,863
2,305	5.125%, 11/15/41	2,715
3,500	7.110%, 05/15/37	4,813
1,775	Staples, Inc., 9.750%, 01/15/14	1,941

		23,937

	Total Consumer Discretionary	374,258

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,207
1,100	5.750%, 04/01/36	1,422
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,670
7,050	7.750%, 01/15/19	9,474
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,612
1,550	4.875%, 03/15/19	1,840
	Diageo Capital plc, (United Kingdom),
3,929	1.500%, 05/11/17	3,998
2,780	4.828%, 07/15/20	3,305
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,422
3,600	5.500%, 04/01/13	3,657
5,000	Diageo Investment Corp., 8.000%, 09/15/22	7,293
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,383
2,900	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,906
	PepsiCo, Inc.,
935	0.800%, 08/25/14	940
11,385	1.250%, 08/13/17	11,524
2,503	3.000%, 08/25/21	2,680
231	7.900%, 11/01/18	316
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,857
4,660	3.750%, 01/15/22 (e)	5,058
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	1,960
4,600	5.700%, 01/15/14 (e)	4,855
850	6.500%, 07/01/16 (e)	1,005

		79,384

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	8,389
2,000	6.125%, 09/15/39	2,562
7,087	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	8,619
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,990
13,900	5.000%, 04/15/42	15,016
924	5.400%, 07/15/40	1,048
2,000	6.150%, 01/15/20	2,457
600	6.400%, 08/15/17	729
2,225	7.500%, 01/15/14	2,391
12,320	7.500%, 04/01/31	16,181
8,438	Walgreen Co., 3.100%, 09/15/22	8,583
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,851
1,200	5.250%, 09/01/35	1,482
1,050	6.200%, 04/15/38	1,454
700	7.550%, 02/15/30	1,046

		75,798

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,172
7,760	8.500%, 06/15/19	10,051
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	687
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	8,072
2,724	4.307%, 05/14/21 (e)	3,023
1,550	6.000%, 11/27/17 (e)	1,867
2,850	7.350%, 03/06/19 (e)	3,607
2,307	ConAgra Foods, Inc., 2.100%, 03/15/18	2,318
1,900	H.J. Heinz Co., 6.375%, 07/15/28	2,299

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Kellogg Co.,
2,540	1.750%, 05/17/17	2,606
4,239	3.125%, 05/17/22	4,448
2,270	3.250%, 05/21/18	2,492
1,500	4.250%, 03/06/13	1,514
2,600	5.125%, 12/03/12	2,601
	Kraft Foods Group, Inc.,
5,701	3.500%, 06/06/22 (e)	6,088
4,897	5.000%, 06/04/42 (e)	5,493
3,083	5.375%, 02/10/20 (e)	3,731
5,143	6.125%, 08/23/18 (e)	6,339
3,000	6.500%, 02/09/40 (e)	3,969
10,166	6.875%, 01/26/39 (e)	13,777
	Mondelez International, Inc.,
2,805	5.375%, 02/10/20	3,413
1,107	6.125%, 02/01/18	1,355
9,705	6.500%, 08/11/17	11,925

		103,847

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,388
500	7.500%, 11/01/18	670
2,043	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,711
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,299

		6,068

	Total Consumer Staples	265,097

	Energy — 1.1%
	Energy Equipment & Services — 0.1%
1,711	Cameron International Corp., 1.600%, 04/30/15	1,729
	Halliburton Co.,
750	6.150%, 09/15/19	951
5,050	7.450%, 09/15/39	7,629
2,500	7.600%, 08/15/96 (e)	3,884
3,375	Nabors Industries, Inc., 9.250%, 01/15/19	4,497
1,573	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,592
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	923
621	5.250%, 03/15/42	674
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,519
	Transocean, Inc., (Cayman Islands),
2,778	3.800%, 10/15/22	2,836
1,888	6.375%, 12/15/21	2,281
6,750	6.500%, 11/15/20	8,130
1,487	7.350%, 12/15/41	1,953
500	7.500%, 04/15/31	622
	Weatherford International Ltd., (Bermuda),
2,411	4.500%, 04/15/22	2,468
941	5.950%, 04/15/42	949
2,665	9.875%, 03/01/39	3,669

		48,306

	Oil, Gas & Consumable Fuels — 1.0%
2,655	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,428
2,000	Anadarko Finance Co., (Canada), 7.500%, 05/01/31	2,673
1,650	Anadarko Holding Co., 7.150%, 05/15/28	1,991
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	432
8,500	7.625%, 03/15/14	9,181
3,597	8.700%, 03/15/19	4,909
	Apache Corp.,
5,155	2.625%, 01/15/23	5,177
1,314	3.250%, 04/15/22	1,404
4,027	4.750%, 04/15/43	4,409
2,500	6.900%, 09/15/18	3,173
	BP Capital Markets plc, (United Kingdom),
2,216	1.375%, 11/06/17	2,225
6,680	1.846%, 05/05/17	6,832
2,535	3.245%, 05/06/22	2,665
5,500	3.875%, 03/10/15	5,876
6,200	4.742%, 03/11/21	7,280
9,100	5.250%, 11/07/13	9,497
2,000	Burlington Resources, Inc., 8.200%, 03/15/25	2,831
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	485
1,450	6.450%, 06/30/33	1,875
2,000	6.750%, 02/01/39	2,749
400	7.200%, 01/15/32	547
	Cenovus Energy, Inc., (Canada),
1,783	3.000%, 08/15/22	1,829
4,135	4.450%, 09/15/42	4,302
5,100	Chevron Corp., 4.950%, 03/03/19	6,113
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,560
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,789
2,000	5.750%, 02/01/19	2,484
1,450	6.000%, 01/15/20	1,860
1,450	6.500%, 02/01/39	2,061
	Devon Energy Corp.,
1,500	1.875%, 05/15/17	1,535
5,776	3.250%, 05/15/22	6,035

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,130	4.750%, 05/15/42	3,367
1,930	6.300%, 01/15/19	2,415
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,888
1,145	6.500%, 08/15/34	1,402
5,400	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,720
	EOG Resources, Inc.,
2,413	2.625%, 03/15/23	2,450
5,300	4.100%, 02/01/21	6,109
1,800	6.875%, 10/01/18	2,308
1,680	Hess Corp., 7.875%, 10/01/29	2,359
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,420
	Kerr-McGee Corp.,
1,230	6.950%, 07/01/24	1,589
5,200	7.875%, 09/15/31	7,014
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,436
2,800	6.000%, 10/01/17	3,405
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,504
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,244
7,202	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	8,099
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	3,111
3,200	6.800%, 05/15/38	4,314
	Phillips 66,
2,340	2.950%, 05/01/17 (e)	2,494
1,317	4.300%, 04/01/22 (e)	1,459
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,339
	Shell International Finance B.V., (Netherlands),
4,885	1.125%, 08/21/17	4,920
2,330	1.875%, 03/25/13	2,341
994	3.100%, 06/28/15	1,056
2,330	4.000%, 03/21/14	2,435
3,000	4.300%, 09/22/19	3,491
8,580	4.375%, 03/25/20	10,056
6,000	6.375%, 12/15/38	8,616
	Statoil ASA, (Norway),
2,138	1.200%, 01/17/18	2,148
2,710	2.450%, 01/17/23	2,704
2,950	3.125%, 08/17/17	3,207
2,301	3.150%, 01/23/22	2,454
1,866	4.250%, 11/23/41	2,030
3,700	5.250%, 04/15/19	4,475
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,944
1,900	6.100%, 06/01/18	2,324
900	6.850%, 06/01/39	1,234
	Talisman Energy, Inc., (Canada),
8,330	5.500%, 05/15/42	9,430
2,770	5.850%, 02/01/37	3,175
5,355	7.750%, 06/01/19	6,908
	Tosco Corp.,
300	7.800%, 01/01/27	445
3,500	8.125%, 02/15/30	5,260
	Total Capital International S.A., (France),
2,483	0.750%, 01/25/16	2,485
2,112	1.500%, 02/17/17	2,146
5,625	1.550%, 06/28/17	5,744
1,400	2.875%, 02/17/22	1,463
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,480
2,218	4.125%, 01/28/21	2,528
2,800	XTO Energy, Inc., 5.750%, 12/15/13	2,958

		290,110

	Total Energy	338,416

	Financials — 8.6%
	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,889
9,791	2.400%, 01/17/17	10,331
8,000	2.950%, 06/18/15	8,441
2,500	3.100%, 01/15/15	2,621
3,444	3.550%, 09/23/21	3,775
3,750	4.600%, 01/15/20	4,351
1,000	5.125%, 08/27/13	1,034
	BlackRock, Inc.,
8,700	3.375%, 06/01/22	9,335
3,245	3.500%, 12/10/14	3,432
9,294	5.000%, 12/10/19	11,072
	Blackstone Holdings Finance Co. LLC,
14,000	5.875%, 03/15/21 (e)	15,785
6,381	6.250%, 08/15/42 (e)	7,037
1,600	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	1,619
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,297
3,353	5.125%, 08/15/15	3,722
2,500	FMR LLC, 6.450%, 11/15/39 (e)	3,124
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	2,158
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,015
	Goldman Sachs Group, Inc. (The),
3,755	3.300%, 05/03/15	3,911
6,465	3.625%, 02/07/16	6,851

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
4,020	3.700%, 08/01/15	4,244
2,694	4.750%, 07/15/13	2,759
12,876	5.150%, 01/15/14	13,446
6,727	5.250%, 07/27/21	7,692
9,757	5.375%, 03/15/20	11,175
5,300	5.750%, 01/24/22	6,291
12,900	5.950%, 01/18/18	14,930
14,670	6.000%, 06/15/20	17,392
2,200	6.150%, 04/01/18	2,570
7,470	6.250%, 09/01/17	8,720
1,600	6.750%, 10/01/37	1,780
32,760	7.500%, 02/15/19	41,128
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	3,144
2,750	5.125%, 04/13/18	2,870
5,600	6.450%, 06/08/27	5,908
9,250	8.500%, 07/15/19	10,846
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	4,995
10,015	6.250%, 01/14/21 (e)	11,001
6,992	7.300%, 08/01/14 (e)	7,576
745	7.625%, 08/13/19 (e)	880
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	748
3,723	5.450%, 07/15/14	3,971
6,929	6.150%, 04/25/13	7,074
21,186	6.400%, 08/28/17	24,818
6,348	6.875%, 04/25/18	7,636
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,931
4,263	4.200%, 11/20/14	4,459
9,078	5.300%, 03/01/13	9,178
5,200	5.450%, 01/09/17	5,729
7,503	5.500%, 07/24/20	8,471
3,600	5.500%, 07/28/21	4,117
14,220	5.625%, 09/23/19	16,037
3,245	5.750%, 01/25/21	3,707
5,800	6.000%, 05/13/14	6,149
3,294	6.000%, 04/28/15	3,589
1,070	6.250%, 08/28/17	1,205
4,425	6.625%, 04/01/18	5,153
8,400	7.300%, 05/13/19	10,196
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,817
2,828	5.000%, 03/04/15	2,997
6,114	6.700%, 03/04/20	7,208
887	Northern Trust Corp., 5.500%, 08/15/13	919
1,250	State Street Corp., 4.300%, 05/30/14	1,320
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,960
13,050	3.875%, 01/15/15	13,797
2,000	4.875%, 08/04/20	2,336
3,755	5.750%, 04/25/18	4,483
1,025	5.875%, 12/20/17	1,220

		458,372

	Commercial Banks — 3.2%
2,930	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	3,080
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,506
6,200	3.250%, 03/01/16 (e)	6,619
2,867	4.875%, 01/12/21 (e)	3,366
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,530
5,500	4.900%, 05/01/13	5,592
12,895	5.000%, 05/13/21	14,788
6,500	5.625%, 10/14/16	7,396
17,700	5.625%, 07/01/20	20,897
7,980	5.650%, 05/01/18	9,246
4,635	5.750%, 12/01/17	5,360
3,300	5.875%, 01/05/21	3,944
5,000	6.500%, 08/01/16	5,808
3,000	7.375%, 05/15/14	3,258
3,500	7.625%, 06/01/19	4,475
7,420	Bank of America N.A., 5.300%, 03/15/17	8,295
	Bank of Montreal, (Canada),
7,402	1.300%, 10/31/14 (e)	7,523
13,717	1.400%, 09/11/17	13,785
8,510	2.550%, 11/06/22	8,491
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,461
8,400	2.550%, 01/12/17	8,872
7,071	3.400%, 01/22/15	7,479
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
9,498	2.350%, 02/23/17 (e)	9,917
4,367	3.850%, 01/22/15 (e)	4,630
	Barclays Bank plc, (United Kingdom),
2,667	2.250%, 05/10/17 (e)	2,766
2,400	2.500%, 01/23/13	2,407
8,375	2.500%, 09/21/15 (e)	8,734
11,558	2.750%, 02/23/15	11,956
1,100	5.000%, 09/22/16	1,237
9,300	5.200%, 07/10/14	9,906
3,700	6.050%, 12/04/17 (e)	4,054
	BB&T Corp.,
3,718	1.600%, 08/15/17	3,771

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
4,855	3.375%, 09/25/13	4,967
6,250	3.950%, 04/29/16	6,851
2,750	4.900%, 06/30/17	3,128
7,358	5.700%, 04/30/14	7,879
1,650	6.850%, 04/30/19	2,100
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	601
4,650	5.625%, 09/15/16	5,287
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (i)	1,537
	Canadian Imperial Bank of Commerce, (Canada),
2,483	0.900%, 10/01/15	2,499
37,250	2.600%, 07/02/15 (e)	39,232
1,250	Comerica Bank, 5.200%, 08/22/17	1,448
1,960	Comerica, Inc., 3.000%, 09/16/15	2,074
8,100	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	8,492
	Credit Suisse, (Switzerland),
2,700	5.000%, 05/15/13	2,755
4,995	5.500%, 05/01/14	5,323
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	8,280
3,520	3.875%, 08/18/14	3,706
3,300	6.000%, 09/01/17	3,971
14,418	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,969
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,637
	HSBC Bank plc, (United Kingdom),
16,761	1.625%, 07/07/14 (e)	17,098
9,146	3.100%, 05/24/16 (e)	9,728
4,624	3.500%, 06/28/15 (e)	4,911
5,961	4.125%, 08/12/20 (e)	6,654
10,000	4.750%, 01/19/21 (e)	11,639
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,124
	HSBC Holdings plc, (United Kingdom),
9,802	4.000%, 03/30/22	10,772
7,200	4.875%, 01/14/22	8,396
4,669	5.100%, 04/05/21	5,548
7,200	6.100%, 01/14/42	9,619
10,000	HSBC USA, Inc., 2.375%, 02/13/15	10,296
	ING Bank N.V., (Netherlands),
2,481	2.000%, 09/25/15 (e)	2,497
11,028	3.750%, 03/07/17 (e)	11,717
3,750	KeyCorp, 6.500%, 05/14/13	3,851
26,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	28,742
4,500	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	5,472
	National Australia Bank Ltd., (Australia),
20,000	2.000%, 06/20/17 (e)	20,750
8,650	2.500%, 01/08/13 (e)	8,668
7,800	2.750%, 09/28/15 (e)	8,162
7,000	3.000%, 07/27/16 (e)	7,435
3,455	3.750%, 03/02/15 (e)	3,668
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,804
4,000	National City Bank, 5.800%, 06/07/17	4,738
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	5,045
15,350	3.125%, 03/20/17 (e)	16,348
6,198	4.875%, 05/13/21 (e)	6,580
6,571	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	6,667
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,518
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,363
1,015	3.000%, 05/19/14	1,050
5,575	3.300%, 03/08/22	5,950
4,534	4.375%, 08/11/20	5,226
5,700	5.125%, 02/08/20	6,819
1,200	5.250%, 11/15/15	1,343
1,230	5.625%, 02/01/17	1,428
4,100	6.700%, 06/10/19	5,273
	Rabobank Nederland N.V., (Netherlands),
2,340	2.125%, 10/13/15	2,414
12,700	3.200%, 03/11/15 (e)	13,318
2,501	3.375%, 01/19/17	2,689
5,921	3.875%, 02/08/22	6,430
6,900	4.500%, 01/11/21	7,811
3,500	5.800%, 09/30/10 (e)	4,145
	Royal Bank of Canada, (Canada),
7,042	1.200%, 09/19/17	7,088
8,400	2.300%, 07/20/16	8,793
2,450	SouthTrust Bank, 7.690%, 05/15/25	3,173
11,823	Sparebank 1 Boligkreditt AS, (Norway), 1.750%, 11/15/19 (e)	11,746
	SunTrust Banks, Inc.,
1,000	6.000%, 09/11/17	1,194
505	7.250%, 03/15/18	620
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	7,108
	Toronto-Dominion Bank (The), (Canada),
14,000	1.500%, 03/13/17 (e)	14,386
9,045	2.200%, 07/29/15 (e)	9,445
5,384	2.500%, 07/14/16	5,675
	U.S. Bancorp,
5,615	1.650%, 05/15/17	5,745
4,680	2.450%, 07/27/15	4,906
4,299	2.875%, 11/20/14	4,491
3,667	3.000%, 03/15/22	3,877
3,558	4.125%, 05/24/21	4,113
1,400	7.500%, 06/01/26	1,854

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
690	U.S. Bank N.A., 6.300%, 02/04/14	735
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,151
15,190	6.000%, 11/15/17	18,304
2,700	6.600%, 01/15/38	3,747
4,430	VAR, 0.719%, 03/15/16	4,363
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,222
8,400	5.500%, 05/01/13	8,577
3,050	5.750%, 06/15/17	3,625
18,075	5.750%, 02/01/18	21,779
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	16,225
9,000	3.500%, 03/08/22	9,696
8,500	4.600%, 04/01/21	9,864
9,185	5.625%, 12/11/17	11,018
16,700	SUB, 3.676%, 06/15/16	18,183
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,247
2,000	5.750%, 05/16/16	2,294
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,921
4,800	4.200%, 02/27/15	5,158
10,711	4.875%, 11/19/19	12,534

		934,448

	Consumer Finance — 0.7%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,949
2,750	American Express Co., 7.000%, 03/19/18	3,514
	American Express Credit Corp.,
2,777	2.375%, 03/24/17	2,919
8,055	2.800%, 09/19/16	8,561
4,500	5.125%, 08/25/14	4,838
4,600	5.875%, 05/02/13	4,701
5,650	7.300%, 08/20/13	5,920
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,132
3,407	1.500%, 09/11/17 (e)	3,424
4,121	2.125%, 02/28/17 (e)	4,238
2,060	2.375%, 03/18/13 (e)	2,071
11,476	2.600%, 09/20/16 (e)	12,090
1,335	7.625%, 10/01/18 (e)	1,746
17,474	Capital One Bank USA N.A., 8.800%, 07/15/19	23,665
	Capital One Financial Corp.,
2,047	1.000%, 11/06/15	2,039
2,535	2.150%, 03/23/15	2,592
2,502	4.750%, 07/15/21	2,892
8,300	6.750%, 09/15/17	10,236
6,075	7.375%, 05/23/14	6,642
	Ford Motor Credit Co. LLC,
8,765	3.000%, 06/12/17	8,931
12,102	3.984%, 06/15/16	12,788
3,346	4.207%, 04/15/16	3,556
3,843	4.250%, 09/20/22	3,991
	HSBC Finance Corp.,
311	4.750%, 07/15/13	319
6,500	5.000%, 06/30/15	7,064
1,600	5.250%, 01/15/14	1,673
200	5.500%, 01/19/16	222
308	7.350%, 11/27/32	372
1,700	VAR, 0.590%, 01/15/14	1,694
	John Deere Capital Corp.,
5,429	1.200%, 10/10/17	5,459
1,196	1.700%, 01/15/20	1,191
3,250	2.250%, 04/17/19	3,369
3,610	2.800%, 01/27/23	3,731
2,491	3.150%, 10/15/21	2,661
450	4.500%, 04/03/13	456
3,943	PACCAR Financial Corp., 1.600%, 03/15/17	4,025
2,437	SLM Corp., 5.375%, 01/15/13	2,443
	Toyota Motor Credit Corp.,
8,000	1.000%, 02/17/15	8,070
5,000	1.750%, 05/22/17	5,143
15,500	2.000%, 09/15/16	16,071
3,900	2.050%, 01/12/17	4,057
5,538	3.200%, 06/17/15	5,882
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,018

		221,355

	Diversified Financial Services — 1.5%
8,271	Associates Corp. of North America, 6.950%, 11/01/18	10,020
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,825
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,414
	Caterpillar Financial Services Corp.,
4,319	2.850%, 06/01/22	4,466
1,900	4.900%, 08/15/13	1,959
1,000	5.450%, 04/15/18	1,204
900	5.500%, 03/15/16	1,037
4,800	6.200%, 09/30/13	5,023
3,500	7.050%, 10/01/18	4,538
600	7.150%, 02/15/19	791
8,570	Citigroup Mortgage Loan Trust, 5.375%, 08/09/20	10,113

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Citigroup, Inc.,
13,000	2.250%, 08/07/15	13,340
8,500	4.450%, 01/10/17	9,431
1,666	4.500%, 01/14/22	1,874
11,602	4.587%, 12/15/15	12,686
1,500	4.700%, 05/29/15	1,620
11,320	4.750%, 05/19/15	12,231
5,286	5.000%, 09/15/14	5,566
1,000	5.500%, 02/15/17	1,110
2,054	5.875%, 01/30/42	2,561
1,280	6.000%, 12/13/13	1,347
13,500	6.000%, 08/15/17	15,879
7,525	6.010%, 01/15/15	8,244
5,350	6.125%, 11/21/17	6,359
3,675	6.375%, 08/12/14	3,982
2,400	6.500%, 08/19/13	2,495
3,750	6.625%, 01/15/28	4,589
700	6.875%, 03/05/38	937
2,850	8.125%, 07/15/39	4,306
14,375	8.500%, 05/22/19	19,233
	CME Group, Inc.,
11,000	3.000%, 09/15/22	11,276
4,050	5.400%, 08/01/13	4,182
3,850	5.750%, 02/15/14	4,082
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,453
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,758
2,663	2.750%, 03/15/17 (e)	2,794
3,874	4.500%, 08/16/21 (e)	4,267
3,461	5.625%, 03/15/42 (e)	3,890
400	6.375%, 10/15/17 (e)	489
4,925	6.700%, 06/01/34 (e)	6,065
	General Electric Capital Corp.,
3,182	1.600%, 11/20/17	3,181
11,500	1.625%, 07/02/15	11,664
4,131	2.250%, 11/09/15	4,271
7,653	2.300%, 04/27/17	7,908
18,750	3.150%, 09/07/22	19,184
14,400	4.375%, 09/16/20	16,151
6,050	4.625%, 01/07/21	6,865
13,000	4.650%, 10/17/21	14,771
1,787	5.300%, 02/11/21	2,070
1,500	5.400%, 02/15/17	1,733
2,000	5.500%, 06/04/14	2,144
10,250	5.500%, 01/08/20	12,254
7,400	5.625%, 09/15/17	8,734
32,425	5.625%, 05/01/18	38,633
1,900	5.875%, 01/14/38	2,304
4,700	5.900%, 05/13/14	5,049
5,300	6.000%, 08/07/19	6,482
9,241	6.750%, 03/15/32	12,057
900	6.875%, 01/10/39	1,221
3,500	VAR, 0.480%, 02/15/17	3,396
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	11,188
4,357	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	4,410
	National Rural Utilities Cooperative Finance Corp.,
3,550	4.750%, 03/01/14	3,732
2,155	10.375%, 11/01/18	3,201
9,398	Private Export Funding Corp., 4.375%, 03/15/19	11,289
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,441

		432,769

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,808
2,000	5.600%, 05/15/15	2,229
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,192
2,371	4.000%, 02/15/22	2,595
2,118	6.450%, 08/15/40	2,639
1,500	8.500%, 05/15/19	2,048
9,250	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	12,394
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,100
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,332
2,800	5.450%, 05/18/17	3,208
	Aon Corp.,
2,483	3.125%, 05/27/16	2,628
2,012	3.500%, 09/30/15	2,126
1,668	6.250%, 09/30/40	2,216
16,966	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	17,040
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,158
2,594	3.000%, 05/15/22	2,726
14,765	4.400%, 05/15/42	15,440
3,800	4.600%, 05/15/13	3,871
750	5.000%, 08/15/13	774
11,700	5.400%, 05/15/18	14,143
1,300	5.750%, 01/15/40	1,622
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	12,503
5,859	3.750%, 08/15/21	6,517
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,400

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,393
5,063	5.875%, 08/15/20	5,959
	Jackson National Life Global Funding,
3,000	4.700%, 06/01/18 (e)	3,310
3,400	5.375%, 05/08/13 (e)	3,472
3,099	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	3,364
	Lincoln National Corp.,
2,569	4.200%, 03/15/22	2,734
1,625	4.850%, 06/24/21	1,807
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,323
	MassMutual Global Funding II,
16,000	2.000%, 04/05/17 (e)	16,571
2,714	2.300%, 09/28/15 (e)	2,823
3,732	2.500%, 10/17/22 (e)	3,714
1,628	2.875%, 04/21/14 (e)	1,677
7,358	MetLife Institutional Funding II, VAR, 1.254%, 04/04/14 (e)	7,426
3,200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	3,441
815	MetLife, Inc., 6.817%, 08/15/18	1,028
	Metropolitan Life Global Funding I,
8,875	1.700%, 06/29/15 (e)	9,073
2,500	2.000%, 01/10/14 (e)	2,538
17,335	2.500%, 01/11/13 (e)	17,373
10,000	2.500%, 09/29/15 (e)	10,452
3,235	3.125%, 01/11/16 (e)	3,437
13,300	3.650%, 06/14/18 (e)	14,660
14,338	3.875%, 04/11/22 (e)	15,590
2,410	5.125%, 04/10/13 (e)	2,449
590	5.125%, 06/10/14 (e)	629
2,497	5.200%, 09/18/13 (e)	2,583
1,000	Monumental Global Funding III, 5.500%, 04/22/13 (e)	1,019
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	1,010
12,430	9.375%, 08/15/39 (e)	17,889
	New York Life Global Funding,
5,635	0.750%, 07/24/15 (e)	5,642
6,200	1.300%, 01/12/15 (e)	6,291
6,300	3.000%, 05/04/15 (e)	6,647
5,910	4.650%, 05/09/13 (e)	6,019
5,914	5.375%, 09/15/13 (e)	6,140
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,277
2,500	5.150%, 04/15/13 (e)	2,542
5,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,251
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,859
1,439	Principal Financial Group, Inc., 1.850%, 11/15/17	1,447
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,749
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,243
2,215	5.300%, 12/14/12	2,219
2,900	5.300%, 04/24/13	2,954
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	15,694
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,306
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	902

		375,635

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,515
2,800	6.250%, 08/15/16	3,070
3,890	6.650%, 01/15/18	4,390
4,209	ERP Operating LP, 4.625%, 12/15/21	4,749
	HCP, Inc.,
3,154	2.625%, 02/01/20	3,143
1,445	3.750%, 02/01/19	1,530
6,185	5.375%, 02/01/21	7,117
	Simon Property Group LP,
9,167	2.150%, 09/15/17	9,487
4,280	4.125%, 12/01/21	4,819
450	4.200%, 02/01/15	478
2,400	4.375%, 03/01/21	2,732
1,775	5.625%, 08/15/14	1,917
1,100	5.650%, 02/01/20	1,326
2,120	6.100%, 05/01/16	2,464
3,675	6.125%, 05/30/18	4,521
1,645	6.750%, 05/15/14	1,762
2,600	WEA Finance LLC, 7.125%, 04/15/18 (e)	3,210
4,052	WEA Finance LLC/WT Finance Aust Pty Ltd., 3.375%, 10/03/22 (e)	4,126
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	12,474

		80,830

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	9,492
	Stadshypotek AB, (Sweden),
24,170	1.450%, 09/30/13 (e)	24,361
6,621	1.875%, 10/02/19 (e)	6,662

		40,515

	Total Financials	2,543,924

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,710
1,188	4.500%, 03/15/20	1,353
4,500	4.950%, 10/01/41	4,949
14,500	5.150%, 11/15/41	16,538
2,348	5.650%, 06/15/42	2,848
1,975	5.700%, 02/01/19	2,385
3,541	5.750%, 03/15/40	4,270
9,885	Celgene Corp., 3.250%, 08/15/22	10,153

		50,206

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,198
500	4.625%, 03/15/15	544
700	Becton Dickinson and Co., 5.000%, 05/15/19	838

		2,580

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
1,982	4.500%, 05/15/42	2,085
3,300	6.750%, 12/15/37	4,557
1,397	McKesson Corp., 0.950%, 12/04/15	1,400
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,254
	UnitedHealth Group, Inc.,
1,801	2.750%, 02/15/23	1,828
6,640	3.375%, 11/15/21	7,153
5,450	6.625%, 11/15/37	7,387
	WellPoint, Inc.,
4,694	3.125%, 05/15/22	4,778
2,625	3.300%, 01/15/23	2,701
3,877	4.625%, 05/15/42	4,047
3,785	4.650%, 01/15/43	3,973
492	5.875%, 06/15/17	584
340	7.000%, 02/15/19	427

		43,174

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
8,392	1.750%, 11/06/17 (e)	8,510
5,565	2.900%, 11/06/22 (e)	5,683
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,430
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,053
3,100	5.650%, 05/15/18	3,802
2,100	6.375%, 05/15/38	2,947
	Merck & Co., Inc.,
3,644	2.400%, 09/15/22	3,689
1,040	6.000%, 09/15/17	1,284
2,625	Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	2,700
790	Wyeth, 6.450%, 02/01/24	1,087

		34,185

	Total Health Care	130,145

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
2,350	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,829
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	6,550
	Boeing Co. (The),
250	3.500%, 02/15/15	266
500	4.875%, 02/15/20	609
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,811
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,211
1,000	4.250%, 11/15/19	1,138
1,750	4.850%, 09/15/41	1,980
3,993	5.720%, 06/01/40	5,164
	United Technologies Corp.,
1,982	1.800%, 06/01/17	2,050
5,076	3.100%, 06/01/22	5,463
6,715	4.500%, 06/01/42	7,635
8,400	6.125%, 02/01/19	10,571

		49,277

	Airlines — 0.1%
1,592	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,665
5,512	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	5,622
538	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	586
3,891	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,349
2,126	Continental Airlines, 2012-2 Class A Pass-Through Certificates, 4.000%, 10/29/24	2,222
3,955	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,311
1,317	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,442
3,928	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	4,173

		24,370

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
3,788	3.500%, 07/15/22 (e)	3,801
3,132	4.875%, 07/15/42 (e)	3,164
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,487
7,170	5.000%, 03/15/15	7,455

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
1,700	5.600%, 03/15/18	1,803
4,805	Republic Services, Inc., 3.550%, 06/01/22	5,068
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,175
1,365	7.375%, 03/11/19	1,753
800	7.750%, 05/15/32	1,148

		30,854

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,677	1.625%, 05/08/17	1,702
2,333	2.875%, 05/08/22	2,411
1,035	4.375%, 05/08/42	1,158
5,475	Fluor Corp., 3.375%, 09/15/21	5,910

		11,181

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	4,233
3,393	General Electric Co., 2.700%, 10/09/22	3,459
	Koninklijke Philips Electronics N.V., (Netherlands),
7,272	3.750%, 03/15/22	8,020
1,666	5.750%, 03/11/18	2,028
550	7.200%, 06/01/26	741
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,584
	Turlock Corp.,
1,581	1.500%, 11/02/17 (e)	1,588
1,390	4.000%, 11/02/32 (e)	1,415

		23,068

	Machinery — 0.1%
	Caterpillar, Inc.,
1,869	1.500%, 06/26/17	1,903
2,133	2.600%, 06/26/22	2,167
	Deere & Co.,
6,001	2.600%, 06/08/22	6,137
2,661	3.900%, 06/09/42	2,751
	Eaton Corp.,
2,650	5.600%, 05/15/18	3,157
2,000	7.625%, 04/01/24	2,643
17,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	17,728
775	Ingersoll-Rand Co., 6.391%, 11/15/27	947
775	Parker Hannifin Corp., 5.500%, 05/15/18	936

		38,369

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
4,261	3.050%, 03/15/22	4,465
2,080	3.450%, 09/15/21	2,258
1,418	3.600%, 09/01/20	1,552
4,480	4.375%, 09/01/42	4,816
5,250	5.400%, 06/01/41	6,381
3,660	5.650%, 05/01/17	4,351
1,675	5.750%, 03/15/18	2,042
3,617	5.750%, 05/01/40	4,552
600	6.700%, 08/01/28	749
1,300	7.000%, 02/01/14	1,394
1,300	7.290%, 06/01/36	1,783
	CSX Corp.,
1,691	4.100%, 03/15/44	1,673
1,986	4.250%, 06/01/21	2,249
3,900	5.500%, 04/15/41	4,736
1,700	6.250%, 04/01/15	1,908
700	7.375%, 02/01/19	897
4,000	7.900%, 05/01/17	5,042
2,420	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,904
	Norfolk Southern Corp.,
2,852	2.903%, 02/15/23 (e)	2,906
5,527	3.250%, 12/01/21	5,848
3,220	3.950%, 10/01/42	3,259
57	5.590%, 05/17/25	71
3,400	6.000%, 03/15/05	4,179
12,345	6.000%, 05/23/11	15,153
135	7.700%, 05/15/17	171
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,267
2,690	3.600%, 03/01/16	2,850
	Union Pacific Corp.,
1,446	2.950%, 01/15/23	1,504
4,388	4.163%, 07/15/22	5,003
1,600	4.300%, 06/15/42	1,728
175	4.875%, 01/15/15	190
1,484	5.650%, 05/01/17	1,754
1,000	5.780%, 07/15/40	1,286
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,258
800	SUB, 8.375%, 04/01/30	1,225
1,807	United Parcel Service, Inc., 2.450%, 10/01/22	1,834

		109,238

	Total Industrials	286,357

	Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,723
4,660	5.500%, 01/15/40	5,937
4,990	5.900%, 02/15/39	6,579

		14,239

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — 0.2%
1,900	Dell, Inc., 7.100%, 04/15/28	2,320
	Hewlett-Packard Co.,
7,503	2.600%, 09/15/17	7,143
7,667	4.300%, 06/01/21	7,230
4,687	4.375%, 09/15/21	4,431
6,079	4.650%, 12/09/21	5,881
1,900	4.750%, 06/02/14	1,961
2,525	5.400%, 03/01/17	2,681
20,000	6.000%, 09/15/41	18,802
5,400	6.125%, 03/01/14	5,651

		56,100

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
3,260	3.375%, 11/01/15	3,389
4,635	6.000%, 04/01/20	5,263
4,265	6.875%, 07/01/13	4,409
3,600	7.500%, 01/15/27	4,492

		17,553

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,289	2.600%, 07/15/22	2,326
2,064	4.000%, 07/15/42	2,011

		4,337

	IT Services — 0.1%
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,023
2,420	7.450%, 10/15/29	2,863
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,599
8,500	1.875%, 05/15/19	8,825
5,151	1.950%, 07/22/16	5,353
762	4.000%, 06/20/42	807
3,950	5.700%, 09/14/17	4,786
660	6.220%, 08/01/27	904
4,500	7.625%, 10/15/18	6,055

		38,215

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,961	2.950%, 03/15/17	2,008
1,770	4.500%, 05/15/21	1,855
5,050	5.625%, 12/15/19	5,695
3,200	6.750%, 02/01/17	3,719
310	8.250%, 05/15/14	340

		13,617

	Semiconductors & Semiconductor Equipment — 0.1%
4,883	Intel Corp., 3.300%, 10/01/21	5,276
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,295
	Texas Instruments, Inc.,
5,000	1.375%, 05/15/14	5,070
4,203	1.650%, 08/03/19	4,231

		24,872

	Software — 0.1%
3,480	Intuit, Inc., 5.750%, 03/15/17	4,041
	Microsoft Corp.,
2,307	0.875%, 11/15/17	2,307
7,590	1.625%, 09/25/15	7,812
3,387	2.125%, 11/15/22	3,381
1,214	4.500%, 10/01/40	1,379
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,377
2,320	5.250%, 01/15/16	2,636
3,400	5.750%, 04/15/18	4,167
2,565	6.125%, 07/08/39	3,478
1,950	6.500%, 04/15/38	2,746

		38,324

	Total Information Technology	207,257

	Materials — 0.4%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	855
	Dow Chemical Co. (The),
4,340	3.000%, 11/15/22	4,330
3,156	4.125%, 11/15/21	3,437
4,831	4.250%, 11/15/20	5,343
1,926	5.250%, 11/15/41	2,143
1,345	7.375%, 11/01/29	1,801
6,770	7.600%, 05/15/14	7,420
2,044	8.550%, 05/15/19	2,766
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,836
125	4.125%, 03/06/13	126
500	4.875%, 04/30/14	530
2,150	4.900%, 01/15/41	2,603
1,500	5.600%, 12/15/36	1,954
5,000	6.000%, 07/15/18	6,236
1,000	Ecolab, Inc., 5.500%, 12/08/41	1,200
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,366
501	4.875%, 11/15/41	569
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,465
3,800	6.500%, 05/15/19	4,809
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,358
2,150	5.750%, 03/15/13	2,181

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
6,250	6.650%, 03/15/18	7,822
2,100	9.000%, 05/01/21	2,933
	Praxair, Inc.,
850	4.375%, 03/31/14	893
1,900	4.625%, 03/30/15	2,076
480	5.200%, 03/15/17	565
1,295	5.250%, 11/15/14	1,407
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,471
6,600	7.750%, 10/01/96	8,059

		88,554

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,875

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,890
1,600	5.400%, 03/29/17	1,876
1,150	5.500%, 04/01/14	1,226
2,750	6.500%, 04/01/19	3,543
9,702	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	9,919
1,970	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,390
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,373
3,755	3.750%, 09/20/21	4,066
1,585	8.950%, 05/01/14	1,767
2,000	9.000%, 05/01/19	2,750
4,468	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,525

		35,325

	Total Materials	125,754

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	420
	AT&T, Inc.,
7,000	4.450%, 05/15/21	8,157
1,120	5.100%, 09/15/14	1,208
10,603	5.350%, 09/01/40	12,339
2,925	5.500%, 02/01/18	3,508
1,300	5.600%, 05/15/18	1,576
2,295	5.625%, 06/15/16	2,653
7,200	6.300%, 01/15/38	9,240
500	6.800%, 05/15/36	675
4,941	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	6,302
	BellSouth Corp.,
5,850	5.200%, 09/15/14	6,314
1,000	6.550%, 06/15/34	1,219
3,840	6.875%, 10/15/31	4,745
	BellSouth Telecommunications, Inc.,
1,074	6.300%, 12/15/15	1,136
1,200	6.375%, 06/01/28	1,446
1,200	7.000%, 10/01/25	1,539
3,609	7.000%, 12/01/95	4,526
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,863
5,000	5.150%, 01/15/13	5,027
2,800	5.950%, 01/15/18	3,366
300	9.625%, 12/15/30	482
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,388
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	10,333
6,000	7.600%, 09/15/39	6,216
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,628
4,200	4.875%, 07/08/14	4,456
2,327	4.875%, 03/06/42 (e)	2,504
785	5.250%, 07/22/13	807
2,025	6.000%, 07/08/19	2,494
5,800	8.750%, 06/15/30	8,730
	France Telecom S.A., (France),
4,236	2.750%, 09/14/16	4,453
6,350	8.500%, 03/01/31	9,415
	GTE Corp.,
18,000	6.840%, 04/15/18	22,771
3,400	6.940%, 04/15/28	4,590
1,000	8.750%, 11/01/21	1,422
2,300	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,332
8,149	Qwest Corp., 6.750%, 12/01/21	9,561
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,524
2,300	5.250%, 11/15/13	2,360
2,650	6.175%, 06/18/14	2,783
2,125	6.999%, 06/04/18	2,393
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,292
4,000	5.855%, 02/04/13	4,020
1,500	5.877%, 07/15/19	1,575
3,250	6.221%, 07/03/17	3,510
2,400	6.421%, 06/20/16	2,592
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,626
250	5.550%, 02/15/16	286
1,443	5.850%, 09/15/35	1,824
1,100	6.400%, 02/15/38	1,491

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
4,400	7.350%, 04/01/39	6,632
1,500	8.750%, 11/01/18	2,097
17,610	Verizon Global Funding Corp., 7.750%, 12/01/30	25,906
	Verizon Maryland, Inc.,
1,000	Series B, 5.125%, 06/15/33	1,064
3,100	7.150%, 05/01/23	3,164
900	Verizon New England, Inc., 4.750%, 10/01/13	931
880	Verizon New York, Inc., 7.375%, 04/01/32	1,158
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	7,267
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,820

		259,156

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
4,274	2.375%, 09/08/16	4,455
3,624	3.125%, 07/16/22	3,711
2,740	6.125%, 03/30/40	3,581
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,579
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,904
	Vodafone Group plc, (United Kingdom),
8,300	1.625%, 03/20/17	8,446
5,125	5.000%, 09/15/15	5,706
753	5.450%, 06/10/19	921

		31,303

	Total Telecommunication Services	290,459

	Utilities — 1.5%
	Electric Utilities — 1.1%
	Alabama Power Co.,
858	6.000%, 03/01/39	1,147
2,123	6.125%, 05/15/38	2,868
2,380	American Electric Power Co., Inc., 1.650%, 12/15/17	2,387
4,170	Appalachian Power Co., 6.700%, 08/15/37	5,537
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,293
1,110	4.650%, 05/15/15	1,207
3,385	5.050%, 09/01/41	3,931
4,928	Baltimore Gas & Electric Co., 2.800%, 08/15/22	5,048
	Carolina Power & Light Co.,
3,246	2.800%, 05/15/22	3,376
3,602	3.000%, 09/15/21	3,829
2,103	4.100%, 05/15/42	2,218
2,177	5.125%, 09/15/13	2,257
2,000	5.300%, 01/15/19	2,428
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,347
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	6,036
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,102
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,996
	Consumers Energy Co.,
1,498	2.850%, 05/15/22	1,567
1,400	5.650%, 04/15/20	1,753
1,881	Detroit Edison Co. (The), 2.650%, 06/15/22	1,926
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,454
1,991	4.300%, 06/15/20	2,301
1,400	5.100%, 04/15/18	1,687
1,558	6.000%, 01/15/38	2,067
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,417
2,966	3.550%, 09/15/21	3,163
1,875	3.950%, 09/15/14	1,979
	Duke Energy Indiana, Inc.,
3,860	3.750%, 07/15/20	4,304
3,100	6.350%, 08/15/38	4,208
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	6,279
1,000	6.000%, 10/07/39 (e)	963
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	6,413
1,857	5.750%, 10/01/41	2,056
	Florida Power & Light Co.,
550	5.625%, 04/01/34	701
3,900	5.950%, 10/01/33	5,173
1,000	5.950%, 02/01/38	1,350
	Florida Power Corp.,
500	4.800%, 03/01/13	505
1,125	5.650%, 06/15/18	1,372
700	6.400%, 06/15/38	962
	Georgia Power Co.,
400	5.950%, 02/01/39	527
1,100	6.000%, 11/01/13	1,153
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,678
	Hydro-Quebec, (Canada),
8,000	8.400%, 01/15/22	11,576
1,800	9.400%, 02/01/21	2,690
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,385
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	389
4,687	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	5,374

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
10,000	Kansas City Power & Light Co., 5.300%, 10/01/41	11,753
94	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	94
700	MidAmerican Energy Co., 5.300%, 03/15/18	842
	Nevada Power Co.,
367	5.375%, 09/15/40	455
3,740	5.450%, 05/15/41	4,739
2,250	6.500%, 08/01/18	2,830
700	6.650%, 04/01/36	961
1,825	7.125%, 03/15/19	2,386
	NextEra Energy Capital Holdings, Inc.,
1,627	1.200%, 06/01/15	1,636
900	5.350%, 06/15/13	922
1,200	6.000%, 03/01/19	1,429
1,600	7.875%, 12/15/15	1,918
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,916
	Nisource Finance Corp.,
2,740	3.850%, 02/15/23	2,842
1,800	4.450%, 12/01/21	2,006
7,500	5.800%, 02/01/42	8,545
1,164	6.150%, 03/01/13	1,178
2,500	Northern States Power Co., 6.250%, 06/01/36	3,524
	Ohio Power Co.,
2,400	5.750%, 09/01/13	2,489
1,550	6.050%, 05/01/18	1,879
	Oncor Electric Delivery Co. LLC,
6,150	6.800%, 09/01/18	7,621
1,200	7.000%, 09/01/22	1,526
	Pacific Gas & Electric Co.,
5,628	2.450%, 08/15/22	5,673
1,411	3.250%, 09/15/21	1,516
1,875	4.450%, 04/15/42	2,058
7,260	4.500%, 12/15/41	7,986
1,980	5.625%, 11/30/17	2,418
750	8.250%, 10/15/18	1,025
	PacifiCorp,
1,000	3.850%, 06/15/21	1,127
250	5.500%, 01/15/19	306
2,850	5.650%, 07/15/18	3,510
	Peco Energy Co.,
5,600	2.375%, 09/15/22	5,717
900	5.350%, 03/01/18	1,092
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,059
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,921
1,721	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,750
	Progress Energy, Inc.,
3,769	3.150%, 04/01/22	3,853
3,778	4.400%, 01/15/21	4,241
730	6.050%, 03/15/14	778
1,480	7.750%, 03/01/31	2,076
	PSEG Power LLC,
800	4.150%, 09/15/21	873
2,411	5.125%, 04/15/20	2,780
2,190	5.500%, 12/01/15	2,454
1,255	8.625%, 04/15/31	1,869
	Public Service Co. of Colorado,
2,031	2.250%, 09/15/22	2,040
1,160	3.200%, 11/15/20	1,279
275	5.800%, 08/01/18	340
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,253
3,350	6.625%, 11/15/37	4,356
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	994
1,138	5.375%, 11/01/39	1,441
5,300	6.330%, 11/01/13	5,576
	San Diego Gas & Electric Co.,
3,000	3.950%, 11/15/41	3,193
2,065	6.000%, 06/01/26	2,844
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,132
3,800	3.900%, 12/01/41	3,907
1,200	4.150%, 09/15/14	1,272
1,400	5.500%, 08/15/18	1,721
1,650	5.750%, 03/15/14	1,759
645	5.950%, 02/01/38	876
2,450	6.050%, 03/15/39	3,392
	Southern Co.,
2,973	1.950%, 09/01/16	3,078
580	4.150%, 05/15/14	609
1,417	Southern Power Co., 5.150%, 09/15/41	1,630
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,654
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,048
350	5.668%, 08/15/14	377
3,645	6.250%, 02/15/13	3,683
2,490	7.500%, 09/15/38	3,483
3,850	8.000%, 10/01/19	5,069
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	827
4,600	5.400%, 04/30/18	5,607

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
800	5.950%, 09/15/17	985

		326,377

	Gas Utilities — 0.2%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,624
1,700	4.450%, 04/15/13	1,724
11,728	5.875%, 03/15/41	15,576
6,700	6.375%, 07/15/16	7,934
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,901
690	Atmos Energy Corp., 8.500%, 03/15/19	933
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,632
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,146
530	6.125%, 11/01/17	641
6,923	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	7,007
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,544
1,500	6.200%, 10/15/37	2,002
1,900	6.500%, 08/15/18	2,413
2,650	7.125%, 01/15/19	3,421
2,100	7.250%, 08/15/38	3,083

		60,581

	Independent Power Producers & Energy Traders — 0.0% (g)
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	10,414

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,636
1,648	Delmarva Power & Light Co., 4.000%, 06/01/42	1,755
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,377
5,650	5.250%, 08/01/33	6,601
590	6.000%, 11/30/17	723
1,200	7.000%, 06/15/38	1,735
1,600	8.875%, 01/15/19	2,185
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,967
1,550	PG&E Corp., 5.750%, 04/01/14	1,649
	Sempra Energy,
3,500	2.875%, 10/01/22	3,523
1,500	6.000%, 10/15/39	1,941
2,300	6.150%, 06/15/18	2,831
900	6.500%, 06/01/16	1,064
2,760	8.900%, 11/15/13	2,969
8,150	9.800%, 02/15/19	11,426
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	275
1,400	6.000%, 04/01/14	1,501
1,295	6.250%, 12/01/15	1,505
	Xcel Energy, Inc.,
601	4.700%, 05/15/20	710
924	4.800%, 09/15/41	1,069

		52,442

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,495
3,740	6.593%, 10/15/37	4,891

		10,386

	Total Utilities	460,200

	Total Corporate Bonds (Cost $4,599,194)	5,021,867

Foreign Government Securities — 0.6%
	Israel Government AID Bond, (Israel),
12,000	Zero Coupon, 08/15/17	11,436
10,000	Zero Coupon, 03/15/18	9,413
33,638	Zero Coupon, 08/15/18	31,361
3,345	Zero Coupon, 11/01/19	3,014
5,010	Zero Coupon, 08/15/20	4,398
4,000	Zero Coupon, 11/01/23	3,055
24,700	Zero Coupon, 11/01/24	17,913
2,500	Zero Coupon, 11/15/26	1,662
6,000	5.500%, 09/18/33	8,250
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,062
	Province of Ontario, (Canada),
16,000	0.950%, 05/26/15	16,203
12,742	1.650%, 09/27/19	12,816
5,500	2.700%, 06/16/15	5,802
12,250	2.950%, 02/05/15	12,898
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	821
10,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	9,946
	United Mexican States, (Mexico),
4,356	4.750%, 03/08/44	4,955
5,706	5.750%, 10/12/10	6,876
2,035	5.875%, 01/15/14	2,137
3,398	6.375%, 01/16/13	3,411
850	6.625%, 03/03/15	954
4,881	7.500%, 04/08/33	7,456
2,925	8.300%, 08/15/31	4,731

	Total Foreign Government Securities (Cost $170,405)	182,570

Mortgage Pass-Through Securities — 13.7%
	Federal Home Loan Mortgage Corp.,
72	ARM, 2.078%, 07/01/19	76
179	ARM, 2.171%, 01/01/27	189
58	ARM, 2.250%, 07/01/26	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
683	ARM, 2.300%, 04/01/37	730
2,090	ARM, 2.306%, 05/01/37	2,232
70	ARM, 2.310%, 04/01/30	75
805	ARM, 2.355%, 12/01/33	838
4,175	ARM, 2.370%, 05/01/36	4,440
3,620	ARM, 2.375%, 01/01/35 - 08/01/36	3,838
4,091	ARM, 2.385%, 05/01/33	4,306
598	ARM, 2.415%, 01/01/37	637
1,431	ARM, 2.467%, 07/01/36	1,527
5,164	ARM, 2.470%, 10/01/36	5,528
1,843	ARM, 2.471%, 08/01/36	1,966
9,966	ARM, 2.488%, 08/01/36	10,635
3,333	ARM, 2.498%, 10/01/36	3,569
3,046	ARM, 2.508%, 09/01/34	3,248
3,246	ARM, 2.532%, 11/01/36	3,455
2,066	ARM, 2.540%, 10/01/36	2,213
7,353	ARM, 2.572%, 12/01/36	7,861
2,341	ARM, 2.590%, 10/01/36	2,501
132	ARM, 2.614%, 09/01/32	141
7,872	ARM, 2.671%, 12/01/36	8,440
752	ARM, 2.686%, 11/01/36	802
8,128	ARM, 2.704%, 03/01/37	8,778
1,778	ARM, 2.714%, 10/01/36	1,908
830	ARM, 2.732%, 02/01/36	870
509	ARM, 2.758%, 08/01/35	545
4,400	ARM, 2.760%, 05/01/37	4,715
482	ARM, 2.785%, 10/01/36	507
274	ARM, 2.858%, 02/01/37	292
4,696	ARM, 2.860%, 02/01/37	5,023
1,523	ARM, 2.868%, 04/01/34	1,626
696	ARM, 2.870%, 05/01/37	746
3,119	ARM, 2.871%, 09/01/36	3,323
2,146	ARM, 2.881%, 12/01/35	2,285
1,250	ARM, 2.899%, 07/01/37	1,346
1,899	ARM, 2.925%, 01/01/37	2,016
4,373	ARM, 2.935%, 09/01/36	4,699
4,866	ARM, 2.940%, 12/01/36	5,179
2,980	ARM, 2.983%, 02/01/37	3,176
5,578	ARM, 3.111%, 05/01/37	5,952
2,242	ARM, 3.140%, 05/01/38	2,395
4,279	ARM, 3.159%, 03/01/36	4,560
1,992	ARM, 3.169%, 04/01/37	2,131
1,334	ARM, 3.220%, 03/01/37	1,414
2,635	ARM, 3.224%, 10/01/36	2,822
450	ARM, 3.225%, 12/01/36	481
559	ARM, 3.282%, 02/01/37	596
870	ARM, 3.283%, 03/01/37	922
1,876	ARM, 3.286%, 11/01/36	2,004
2,905	ARM, 3.292%, 05/01/37	3,111
1,074	ARM, 3.427%, 05/01/36	1,149
3,172	ARM, 3.479%, 04/01/38	3,372
5,248	ARM, 3.511%, 03/01/36	5,688
4,737	ARM, 4.894%, 02/01/36	5,095
7,306	ARM, 5.029%, 01/01/35	7,890
2,707	ARM, 5.067%, 07/01/36	2,924
2,639	ARM, 5.618%, 05/01/36	2,837
3,332	ARM, 5.639%, 06/01/37	3,610
2,417	ARM, 5.720%, 06/01/36	2,592
546	ARM, 5.830%, 04/01/37	590
7,482	ARM, 6.037%, 11/01/36	8,112
9,559	ARM, 6.045%, 06/01/36	10,249
889	ARM, 6.367%, 11/01/37	973
442	ARM, 6.386%, 12/01/36	478
509	ARM, 6.440%, 02/01/37	552
1,826	ARM, 6.489%, 11/01/36	1,959
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,946	4.000%, 06/01/18 - 05/01/19	2,066
1,930	4.500%, 08/01/18 - 10/01/18	2,051
8,719	5.000%, 10/01/17 - 12/01/18	9,372
41,051	5.500%, 06/01/17 - 02/01/24	44,494
19,949	6.000%, 04/01/17 - 03/01/22	21,365
3,091	6.500%, 07/01/16 - 03/01/22	3,303
30	7.000%, 04/01/17	32
1	7.500%, 10/01/14	1
5	8.500%, 11/01/15	5
14	12.000%, 08/01/15 - 07/01/19	15
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17,803	3.500%, 01/01/32	19,033
3,548	5.500%, 01/01/23 - 11/01/23	3,838
287	6.000%, 12/01/22	313
2,291	6.500%, 12/01/13 - 01/01/28	2,566
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
67,222	4.500%, 05/01/41	72,208
98,512	5.000%, 01/01/34 - 08/01/40	108,290
24,197	5.500%, 01/01/33 - 03/01/40	26,273
2,663	6.000%, 10/01/29 - 12/01/36	2,931
14,877	6.500%, 08/01/29 - 03/01/38	17,088
3,871	7.000%, 04/01/26 - 02/01/37	4,565
6,985	7.500%, 08/01/25 - 09/01/38	8,654
37	8.000%, 07/01/20 - 11/01/24	44
107	8.500%, 07/01/28	132
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
13,605	7.500%, 01/01/32 - 12/01/36	16,034
7,498	10.000%, 10/01/30	8,863
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
56,308	3.500%, 06/01/42	61,068

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
50,824	4.000%, 06/01/42 - 10/01/42	56,367
8,836	5.500%, 04/01/18	9,428
8,908	6.000%, 02/01/33 - 11/01/36	9,740
34,206	6.500%, 12/01/35 - 06/01/37	38,248
609	7.000%, 07/01/29 - 08/01/47	685
1,493	10.000%, 03/17/26	1,629
	Federal National Mortgage Association,
48	ARM, 1.879%, 03/01/19	49
711	ARM, 1.931%, 08/01/34	746
1,723	ARM, 2.065%, 07/01/37	1,845
426	ARM, 2.128%, 11/01/34	451
3,867	ARM, 2.144%, 01/01/36	4,084
1,141	ARM, 2.163%, 09/01/33	1,198
195	ARM, 2.170%, 07/01/34	208
1,647	ARM, 2.180%, 01/01/37	1,740
4,854	ARM, 2.184%, 09/01/36	5,130
2,378	ARM, 2.213%, 02/01/37	2,507
9,116	ARM, 2.220%, 01/01/35	9,710
1,708	ARM, 2.223%, 07/01/35	1,823
1,421	ARM, 2.242%, 08/01/36	1,532
608	ARM, 2.286%, 02/01/35	647
1,490	ARM, 2.300%, 11/01/37	1,595
1,017	ARM, 2.350%, 09/01/36	1,062
7,575	ARM, 2.360%, 12/01/37	8,163
1,730	ARM, 2.365%, 01/01/36	1,841
1,878	ARM, 2.366%, 04/01/35	1,998
10	ARM, 2.381%, 01/01/19	11
1,257	ARM, 2.384%, 05/01/35	1,336
1,620	ARM, 2.420%, 06/01/34	1,724
771	ARM, 2.460%, 01/01/35 - 08/01/35	817
900	ARM, 2.500%, 11/01/33	955
1,246	ARM, 2.529%, 10/01/34	1,331
5,443	ARM, 2.552%, 11/01/37	5,822
748	ARM, 2.598%, 10/01/34	793
1,861	ARM, 2.606%, 10/01/35	1,993
1,870	ARM, 2.621%, 11/01/34 - 03/01/35	1,991
5	ARM, 2.624%, 08/01/19	5
296	ARM, 2.642%, 01/01/34	315
788	ARM, 2.655%, 09/01/35	844
948	ARM, 2.664%, 08/01/33	1,008
718	ARM, 2.685%, 04/01/34	766
2,136	ARM, 2.695%, 10/01/36	2,288
191	ARM, 2.720%, 05/01/35	201
175	ARM, 2.726%, 09/01/34	187
549	ARM, 2.747%, 08/01/34	588
1,315	ARM, 2.753%, 09/01/36	1,398
2,272	ARM, 2.780%, 02/01/37	2,405
1,193	ARM, 2.795%, 06/01/36	1,277
6,904	ARM, 2.806%, 12/01/36	7,414
4,377	ARM, 2.825%, 04/01/37	4,686
5,479	ARM, 2.835%, 06/01/36	5,869
7,364	ARM, 2.846%, 07/01/37	7,897
593	ARM, 2.864%, 09/01/37	635
336	ARM, 2.872%, 07/01/37	358
1,803	ARM, 2.879%, 07/01/36	1,926
2,871	ARM, 2.884%, 01/01/37 - 07/01/37	3,076
1,653	ARM, 2.901%, 11/01/36	1,777
4,035	ARM, 2.922%, 08/01/36	4,329
2,650	ARM, 2.935%, 09/01/33 - 12/01/36	2,829
1,638	ARM, 2.940%, 06/01/36	1,762
215	ARM, 2.942%, 09/01/27	226
1,922	ARM, 2.945%, 09/01/36	2,063
998	ARM, 2.978%, 05/01/36	1,066
2,378	ARM, 3.188%, 10/01/36	2,539
1,992	ARM, 3.189%, 11/01/36	2,130
5,433	ARM, 3.192%, 10/01/36	5,818
681	ARM, 3.217%, 02/01/36	725
16,959	ARM, 3.217%, 03/01/36	18,090
143	ARM, 3.375%, 01/01/36	153
5,327	ARM, 3.769%, 08/01/37	5,755
5,861	ARM, 3.800%, 03/01/18	6,573
184	ARM, 3.821%, 03/01/29	197
1,871	ARM, 3.911%, 09/01/37	2,012
351	ARM, 5.072%, 01/01/34	379
2,488	ARM, 5.096%, 01/01/38	2,653
9,786	ARM, 5.575%, 01/01/23	10,727
611	ARM, 5.612%, 08/01/36	657
1,931	ARM, 5.877%, 09/01/37	2,095
1,422	ARM, 5.961%, 09/01/37	1,554
4,796	ARM, 6.100%, 09/01/36	5,157
871	ARM, 6.144%, 09/01/37	949
3,445	ARM, 6.171%, 08/01/36	3,756
88,760	12/01/19 - 01/25/43	91,134
4,000	2.320%, 12/01/22	4,090
24,500	2.340%, 01/01/23	24,959
15,810	2.400%, 12/01/22	16,047
7,057	4.130%, 07/01/20	8,128
9,836	4.317%, 07/01/21	11,582
8,948	5.414%, 05/01/17	10,105
	Federal National Mortgage Association, 15 Year, Single Family,
577	3.500%, 04/01/19	612
3,240	4.000%, 07/01/18 - 12/01/20	3,474
20,315	4.500%, 05/01/18 - 12/01/19	22,009
25,718	5.000%, 12/01/16 - 08/01/24	28,163
24,123	5.500%, 02/01/18 - 07/01/20	26,157
50,679	6.000%, 06/01/16 - 07/01/24	55,071
6,529	6.500%, 05/01/13 - 02/01/24	7,275
700	7.000%, 03/01/17 - 11/01/17	746
13	7.500%, 03/01/17	14
5	8.000%, 11/01/15	6

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 20 Year, Single Family,
26,302	3.500%, 07/01/32 - 08/01/32	28,159
929	5.000%, 10/01/25	1,020
3,230	5.500%, 07/01/25	3,540
31,334	6.000%, 04/01/24 - 09/01/29	34,412
6,446	6.500%, 05/01/22 - 08/01/26	7,214
	Federal National Mortgage Association, 30 Year, FHA/VA,
257	6.000%, 09/01/33	288
422	6.500%, 03/01/29	495
70	7.000%, 02/01/33	84
86	8.000%, 06/01/28	104
60	8.500%, 02/01/30	70
103	9.000%, 05/01/18 - 12/01/30	108
32	9.500%, 12/01/18	37
	Federal National Mortgage Association, 30 Year, Single Family,
1,367	4.000%, 12/01/33	1,474
2,131	4.500%, 11/01/33 - 09/01/34	2,308
75,551	5.000%, 06/01/33 - 08/01/40	83,918
96,264	5.500%, 11/01/32 - 12/01/39	105,606
47,511	6.000%, 12/01/28 - 11/01/38	52,995
89,116	6.500%, 11/01/29 - 10/01/38	102,467
46,452	7.000%, 01/01/24 - 01/01/39	54,327
26,843	7.500%, 11/01/22 - 04/01/39	32,175
1,431	8.000%, 03/01/21 - 01/01/38	1,758
38	8.500%, 07/01/24 - 06/01/25	45
3	9.000%, 04/01/26	3
23	9.500%, 07/01/28	27
17	10.000%, 02/01/24	17
12	12.500%, 01/01/16	13
	Federal National Mortgage Association, Other,
13,000	VAR, 0.482%, 11/01/22	13,008
12,000	VAR, 0.502%, 11/01/22	12,008
9,000	VAR, 0.608%, 10/01/22	9,023
12,000	VAR, 0.654%, 09/01/22	12,026
14,974	VAR, 0.657%, 10/01/22	15,006
14,924	VAR, 0.764%, 08/01/22	14,963
7,000	VAR, 0.814%, 03/01/22	7,023
12,000	VAR, 0.824%, 04/01/22	12,040
15,895	VAR, 0.834%, 12/01/20	16,204
13,839	VAR, 0.954%, 01/01/19	13,908
18,012	VAR, 0.984%, 04/01/22	18,047
9,867	VAR, 1.014%, 03/01/22	10,024
548	VAR, 2.875%, 08/01/34	585
5,902	VAR, 6.070%, 11/01/18	6,388
16,525	0.608%, 10/01/22	16,546
18,000	1.446%, 07/01/17	18,446
22,837	2.004%, 01/01/17 - 07/01/19	23,404
10,000	2.056%, 01/01/17	10,172
47,701	2.097%, 08/01/19	49,615
7,000	2.170%, 06/01/19	7,341
20,000	2.211%, 04/01/19	21,046
9,937	2.263%, 05/01/19	10,470
7,463	2.273%, 07/01/19	7,862
14,993	2.370%, 11/01/22	15,446
9,000	2.380%, 11/01/22	9,295
6,790	2.390%, 10/01/22	7,028
6,250	2.410%, 11/01/22	6,422
12,000	2.420%, 12/01/22	12,330
8,600	2.440%, 11/01/22	8,880
15,000	2.449%, 07/01/19	15,941
5,000	2.470%, 11/01/22	5,146
4,713	2.490%, 10/01/17	5,029
16,000	2.531%, 06/01/19	17,074
3,988	2.552%, 09/01/22	4,156
6,000	2.570%, 10/01/22	6,284
10,000	2.604%, 10/01/22	10,451
6,625	2.635%, 10/01/22	6,970
10,000	2.650%, 08/01/22	10,463
6,050	2.670%, 07/01/22	6,344
8,929	2.686%, 06/01/22	9,401
3,995	2.690%, 10/01/17	4,287
5,800	2.707%, 10/01/17	6,225
12,427	2.759%, 07/01/22	13,133
10,000	2.779%, 07/01/22	10,579
17,231	2.790%, 04/01/22	18,294
11,888	2.831%, 05/01/22	12,632
9,894	2.841%, 03/01/22	10,355
15,550	2.852%, 06/01/22	16,515
11,431	2.914%, 07/01/22	12,198
14,884	2.955%, 05/01/22	15,928
14,501	2.970%, 11/01/18	15,756
9,922	2.996%, 05/01/22	10,643
10,914	3.038%, 05/01/22	11,738
19,240	3.069%, 01/01/22 - 03/01/22	20,723
2,954	3.089%, 02/01/22	3,190
5,000	3.100%, 02/01/22	5,403
6,848	3.120%, 05/01/22	7,403
19,220	3.131%, 12/01/21 - 01/01/22	20,833
12,000	3.141%, 12/01/18	13,142
8,360	3.162%, 02/01/22	9,033
14,298	3.182%, 03/01/22 - 04/01/22	15,509
25,140	3.193%, 01/01/22 - 02/01/22	27,335
7,791	3.203%, 05/01/22	8,463
21,924	3.224%, 01/01/22 - 05/01/22	23,863
6,000	3.230%, 11/01/20	6,582
28,007	3.244%, 02/01/22 - 03/01/22	30,448
8,000	3.290%, 10/01/20	8,803

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
8,000	3.306%, 01/01/22	8,757
3,000	3.317%, 03/01/22	3,274
7,880	3.379%, 11/01/20	8,658
3,949	3.420%, 12/01/21	4,350
6,500	3.461%, 11/01/20	7,171
8,000	3.472%, 10/01/20	8,835
10,000	3.492%, 01/01/18	11,067
2,655	3.503%, 08/01/17	2,917
3,591	3.513%, 10/01/21	3,979
6,425	3.520%, 01/01/18	7,125
19,689	3.544%, 09/01/20 - 11/01/21	21,823
15,150	3.590%, 10/01/20	16,952
8,500	3.596%, 12/01/20	9,451
1,944	3.600%, 09/01/20	2,174
19,934	3.616%, 09/01/20 - 10/01/20	22,167
28,983	3.621%, 09/01/20	32,243
9,995	3.638%, 12/01/20	11,183
24,187	3.658%, 01/01/18 - 10/01/20	26,906
10,000	3.709%, 10/01/21	11,217
19,779	3.730%, 06/01/18	22,510
18,834	3.740%, 07/01/20 - 08/01/20	21,252
3,000	3.751%, 01/01/18	3,339
12,750	3.761%, 06/01/18 - 01/01/25	14,234
3,634	3.802%, 09/01/20	4,085
3,880	3.823%, 12/01/20	4,375
38,987	3.895%, 01/01/21 - 09/01/21	44,332
7,474	3.906%, 09/01/21	8,495
10,000	3.926%, 08/01/20	11,342
14,937	3.930%, 07/01/20	17,035
10,000	3.940%, 07/01/21	11,513
14,447	3.947%, 06/01/17	16,016
24,232	3.957%, 12/01/20 - 12/01/21	27,619
9,968	3.960%, 08/01/20	11,394
26,126	3.978%, 09/01/20 - 09/01/21	29,729
10,000	3.980%, 11/01/16	10,575
9,814	3.988%, 07/01/21	11,203
11,400	3.999%, 01/01/21	12,993
33,880	4.000%, 04/01/20 - 07/01/42	37,220
17,708	4.009%, 09/01/21	20,321
35,245	4.019%, 08/01/20 - 09/01/21	40,253
7,000	4.045%, 10/01/20	7,989
6,689	4.050%, 09/01/21	7,669
4,000	4.061%, 01/01/21	4,580
15,000	4.081%, 07/01/20	17,140
6,403	4.102%, 06/01/21	7,350
5,487	4.123%, 07/01/21	6,312
6,700	4.154%, 06/01/21	7,728
6,786	4.185%, 01/01/21 - 08/01/21	7,835
9,667	4.195%, 07/01/21	11,168
31,859	4.201%, 07/01/20	36,723
18,000	4.205%, 10/01/21	20,833
6,937	4.236%, 06/01/21	8,024
10,000	4.250%, 04/01/21	11,706
16,476	4.267%, 11/01/19 - 08/01/21	19,018
9,878	4.291%, 06/01/21	11,623
17,583	4.298%, 03/01/21	20,400
19,087	4.319%, 12/01/19 - 09/01/23	22,141
5,500	4.329%, 06/01/21	6,402
5,000	4.330%, 02/01/21	5,856
14,901	4.350%, 04/01/20	17,377
24,431	4.380%, 01/01/21	28,676
20,725	4.381%, 11/01/19 - 06/01/21	24,156
7,600	4.390%, 05/01/21	8,947
7,600	4.391%, 04/01/21	8,897
61,500	4.399%, 02/01/20	71,778
21,826	4.402%, 07/01/21	25,523
19,186	4.424%, 01/01/20	22,177
7,846	4.443%, 08/01/20 - 04/01/21	9,104
8,809	4.444%, 01/01/21	10,374
7,362	4.474%, 04/01/21	8,624
18,000	4.484%, 06/01/21	21,210
2,860	4.500%, 03/01/20	3,320
15,000	4.505%, 05/01/21	17,626
23,081	4.514%, 04/01/20	27,017
11,643	4.515%, 02/01/20	13,599
21,398	4.530%, 12/01/19	25,408
3,375	4.540%, 01/01/20	3,962
2,800	4.546%, 02/01/20	3,275
11,581	4.552%, 08/01/26	13,657
4,301	4.598%, 01/01/21	5,068
9,000	4.629%, 06/01/21	10,698
27,500	4.650%, 08/01/21	32,766
10,826	4.762%, 08/01/26	13,218
6,889	4.766%, 08/01/26	8,412
12,755	4.794%, 01/01/21	15,137
11,762	4.821%, 12/01/26	13,756
3,904	5.000%, 04/01/31 - 12/01/32	4,343
10,630	5.500%, 03/01/17 - 06/01/39	11,358
15,419	6.000%, 02/01/36 - 11/01/48	16,659
5,722	6.500%, 04/01/36 - 05/01/37	6,317
4,318	7.000%, 02/01/36 - 01/01/38	4,929
245	7.500%, 10/01/37	282
974	8.000%, 11/01/37	1,127
132	10.890%, 04/15/19	145
14,500	Government National Mortgage Association 10/20/62	14,498
	Government National Mortgage Association II, 30 Year, Single Family,
7,199	5.500%, 09/20/39	7,948
50,164	6.000%, 03/20/28 - 08/20/39	56,322
2,620	6.500%, 07/20/29	3,034
1,427	7.000%, 08/20/38	1,649

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
170	7.500%, 02/20/28 - 09/20/28	207
335	8.000%, 12/20/25 - 09/20/28	411
157	8.500%, 03/20/25 - 05/20/25	192
660	Government National Mortgage Association II, Other, 6.000%, 11/20/38	714
	Government National Mortgage Association, 15 Year, Single Family,
137	6.000%, 10/15/17	148
135	6.500%, 06/15/17	146
202	8.000%, 01/15/16	211
	Government National Mortgage Association, 30 Year, Single Family,
9,633	5.500%, 04/15/33 - 09/15/34	10,746
392	6.000%, 11/15/28	443
6,259	6.500%, 01/15/24 - 12/15/35	7,326
10,752	7.000%, 08/15/23 - 04/15/37	12,617
2,307	7.500%, 11/15/22 - 10/15/37	2,714
57	8.000%, 05/15/22 - 08/15/28	62
24	8.500%, 03/15/17 - 11/15/17	26
50	9.000%, 08/15/16 - 11/15/24	55
2,949	9.500%, 09/15/18 - 12/15/25	3,400
14	12.000%, 11/15/19	15

	Total Mortgage Pass-Through Securities (Cost $3,861,846)	4,079,166

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,410	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	4,503
2,675	State of California, Build America Bonds, GO, 7.300%, 10/01/39	3,698

		8,201

	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	5,530

	New York — 0.2%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	3,165
24,205	Port Authority of New York & New Jersey, Rev., 4.458%, 10/01/62	24,275
12,225	Port Authority of New York & New Jersey, Taxable Construction 164, Rev., 5.647%, 11/01/40	15,001

		42,441

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	18,084
10,678	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	12,409

		30,493

	Total Municipal Bonds (Cost $75,697)	86,665

Supranational — 0.2%
26,360	African Development Bank, 8.800%, 09/01/19	35,603
	Corp. Andina de Fomento,
9,103	3.750%, 01/15/16	9,558
720	5.200%, 05/21/13	733
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,231

	Total Supranational (Cost $54,451)	55,125

U.S. Government Agency Securities — 2.4%
	Federal Farm Credit Banks,
5,000	1.875%, 12/07/12	5,002
6,455	5.125%, 11/15/18	7,947
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	15,452
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	38,586
4,000	5.125%, 11/17/17	4,855
20,000	5.500%, 08/23/17	24,489
	Federal National Mortgage Association,
45,000	Zero Coupon, 07/05/14	44,416
26,500	Zero Coupon, 06/01/17	25,471
10,000	2.700%, 03/28/22	10,067
23,700	5.000%, 05/11/17	28,220
33,400	5.375%, 06/12/17	40,425
	Federal National Mortgage Association STRIPS,
11,500	11/15/21	9,479
5,000	05/15/30	2,887
	Financing Corp. Fico,
3,910	Zero Coupon, 11/30/17	3,680
1,882	Zero Coupon, 04/06/18	1,757
19,000	Zero Coupon, 05/11/18	17,690
3,606	Zero Coupon, 08/03/18	3,338
2,675	Zero Coupon, 08/03/18	2,476
2,000	Zero Coupon, 03/07/19	1,823
26,800	Zero Coupon, 04/05/19	24,374
30,760	Zero Coupon, 09/26/19	27,590
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,332
5,741	Zero Coupon, 04/01/16	5,499
13,319	Zero Coupon, 04/01/19	12,202
	Residual Funding Corp. STRIPS,
74,650	Zero Coupon, 10/15/19	68,192

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
179,250	Zero Coupon, 07/15/20	159,644
22,000	Zero Coupon, 01/15/21	19,230
48,750	Zero Coupon, 10/15/20	43,023
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,626
1,195	5.250%, 09/15/39	1,607
9,500	5.500%, 07/18/17	11,573
6,000	5.880%, 04/01/36	8,554
	Tennessee Valley Authority STRIPS,
4,138	12/15/17	3,864
7,506	01/15/19	6,879
12,000	05/01/19	10,780
13,000	11/01/25	8,927

	Total U.S. Government Agency Securities (Cost $675,610)	707,956

U.S. Treasury Obligations — 24.4%
	U.S. Treasury Bonds,
87,600	4.500%, 02/15/36	117,740
5,650	4.500%, 05/15/38	7,636
2,000	4.500%, 08/15/39	2,712
28,925	4.750%, 02/15/37	40,323
650	5.250%, 11/15/28	917
4,000	5.250%, 02/15/29	5,653
6,900	5.375%, 02/15/31	10,063
12,350	5.500%, 08/15/28	17,803
4,300	6.000%, 02/15/26	6,326
4,550	6.125%, 11/15/27	6,888
2,500	6.125%, 08/15/29	3,866
7,650	6.250%, 05/15/30	12,075
4,750	6.375%, 08/15/27	7,331
7,550	6.500%, 11/15/26	11,668
7,300	6.625%, 02/15/27	11,431
7,800	6.750%, 08/15/26	12,259
6,620	7.125%, 02/15/23	10,108
19,490	7.250%, 08/15/22 (m)	29,704
56,392	7.500%, 11/15/16 (m)	71,917
8,717	7.875%, 02/15/21 (m)	13,266
8,000	8.000%, 11/15/21	12,504
16,650	8.125%, 05/15/21	25,849
48,180	8.500%, 02/15/20	73,260
25,150	8.750%, 05/15/20	39,030
73,089	8.750%, 08/15/20	114,379
196,750	8.875%, 08/15/17 (m)	272,637
30,200	11.250%, 02/15/15	37,455
	U.S. Treasury Bonds STRIPS,
29,374	08/15/13	29,337
11,132	05/15/14 (m)	11,093
48,062	08/15/14 (m)	47,849
33,961	11/15/14	33,777
40,209	02/15/15 (m)	39,945
9,895	05/15/15	9,820
4,941	08/15/15	4,896
38,361	11/15/15	37,949
7,010	11/15/15	6,950
94,812	02/15/16 (m)	93,640
42,950	05/15/16	42,344
90,980	11/15/17	88,004
35,450	02/15/18	34,132
29,500	05/15/18	28,288
56,581	08/15/18	54,004
11,897	02/15/19	11,238
105,365	05/15/19 (m)	98,945
18,000	02/15/20	16,576
4,550	05/15/20	4,176
13,125	11/15/20	11,849
37,925	02/15/21	33,927
90,000	05/15/21	79,871
55,600	11/15/21	48,542
17,208	02/15/22	14,885
7,869	02/15/23	6,562
22,000	05/15/23	18,188
1,200	02/15/24	965
7,000	05/15/24	5,575
12,925	08/15/24	10,194
20,400	11/15/24	15,936
5,800	02/15/25	4,487
2,700	05/15/25	2,069
13,100	02/15/26	9,756
22,300	05/15/26	16,449
34,900	08/15/26	25,487
99,050	11/15/26	71,639
173,600	02/15/27	124,289
22,925	05/15/27	16,265
36,800	08/15/27	25,864
75,650	11/15/27	52,628
56,650	02/15/28	39,066
9,300	05/15/28	6,356
5,900	08/15/28	3,994
34,300	11/15/28	23,030
41,115	02/15/29	27,332
3,200	05/15/29	2,108
21,200	08/15/29	13,849
16,120	11/15/29	10,440
102,900	02/15/30	66,053
44,000	05/15/30	28,000
33,550	08/15/30	21,149
20,000	11/15/30	12,501
12,100	02/15/31	7,503
23,375	05/15/31	14,352
15,400	11/15/31	9,285
14,925	02/15/32	8,918

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
7,750	05/15/32	4,588
1,700	08/15/32	997
42,750	11/15/32	24,842
49,850	05/15/33	28,442
23,375	08/15/33	13,213
32,500	11/15/33	18,196
28,675	02/15/34	15,914
14,050	05/15/34	7,724
28,050	08/15/34	15,278
24,100	11/15/34	13,001
42,000	02/15/35	22,445
8,600	05/15/35	4,554
1,700	08/15/35	892
1,175	05/15/36	601
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	6,228
10,109	3.625%, 04/15/28 (m)	23,190
	U.S. Treasury Inflation Indexed Notes,
4,000	0.125%, 04/15/16	4,418
31,300	0.500%, 04/15/15	34,843
15,000	0.625%, 04/15/13	16,411
4,750	1.125%, 01/15/21	5,944
26,000	1.250%, 04/15/14	29,287
18,000	2.000%, 01/15/14	23,272
2,000	2.000%, 07/15/14	2,588
	U.S. Treasury Notes,
10,000	0.250%, 10/31/13	10,005
16,000	0.500%, 10/15/13	16,042
7,000	0.625%, 12/31/12	7,003
15,000	0.625%, 01/31/13	15,013
10,000	0.750%, 08/15/13	10,040
10,000	1.250%, 02/15/14	10,122
28,500	1.375%, 01/15/13	28,544
2,700	1.375%, 02/15/13	2,707
189,040	1.375%, 11/30/18	195,125
7,000	1.375%, 12/31/18	7,223
44,200	1.500%, 08/31/18	45,978
56,500	1.750%, 04/15/13	56,836
10,000	1.750%, 01/31/14	10,177
20,500	1.750%, 03/31/14	20,910
18,700	1.750%, 10/31/18	19,718
34,000	1.875%, 02/28/14	34,693
24,000	1.875%, 04/30/14	24,553
25,000	2.000%, 04/30/16	26,373
35,980	2.125%, 12/31/15	37,928
7,290	2.250%, 01/31/15	7,600
5,475	2.250%, 11/30/17	5,914
20,000	2.375%, 10/31/14	20,803
46,000	2.375%, 02/28/15	48,145
1,710	2.500%, 03/31/15	1,798
10,000	2.500%, 06/30/17	10,882
72,900	2.625%, 07/31/14	75,770
221,500	2.625%, 12/31/14	232,350
19,000	2.625%, 02/29/16	20,385
44,325	2.625%, 04/30/16	47,677
26,000	2.625%, 01/31/18	28,600
84,000	2.625%, 08/15/20	93,056
14,000	2.625%, 11/15/20	15,501
42,500	2.750%, 10/31/13	43,483
2,500	2.750%, 11/30/16	2,726
218,675	2.750%, 05/31/17	240,252
34,140	2.750%, 12/31/17	37,757
20,000	2.875%, 01/31/13	20,090
30,610	2.875%, 03/31/18	34,118
54,800	3.125%, 04/30/13	55,470
169,500	3.125%, 10/31/16	187,033
20,000	3.125%, 01/31/17	22,172
143,855	3.125%, 04/30/17	160,117
216,292	3.125%, 05/15/19	246,556
247,500	3.250%, 12/31/16	275,208
77,000	3.250%, 03/31/17	86,005
43,000	3.375%, 07/31/13	43,909
19,650	3.375%, 11/15/19	22,788
10,000	3.500%, 05/31/13	10,164
29,000	3.500%, 02/15/18	33,189
83,000	3.500%, 05/15/20	97,266
29,850	3.875%, 02/15/13	30,076
22,000	4.000%, 02/15/15	23,793
13,500	4.250%, 08/15/13	13,885
70,800	4.250%, 11/15/17	83,345
5,400	4.500%, 11/15/15	6,058
3,000	4.500%, 02/15/16	3,395
55,060	4.500%, 05/15/17	64,657
9,500	4.625%, 02/15/17	11,130
142,865	4.750%, 08/15/17	170,579
	U.S. Treasury STRIPS,
38,855	02/15/14 (m)	38,750
18,535	02/15/15	18,415
68,427	08/15/16	67,281
55,981	11/15/16	54,885
118,866	02/15/17	116,192
40,461	08/15/17	39,290
182,720	08/15/19	170,657
476,096	05/15/20 (m)	435,561
196,150	08/15/20 (m)	178,272
46,300	08/15/21	40,763
14,125	08/15/31	8,595

	Total U.S. Treasury Obligations (Cost $6,563,166)	7,255,347

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.0%
	Investment Company — 3.0%
879,338	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $879,338)	879,338

	Total Investments — 100.6% (Cost $27,972,185)	29,877,251
	Liabilities in Excess of Other Assets — (0.6)%	(180,722)

	NET ASSETS — 100.0%	$29,696,529

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated,this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,970,220
Aggregate gross unrealized depreciation	(65,154)

Net unrealized appreciation/depreciation	$1,905,066

Federal income tax cost of investments	$27,972,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,445,306	$511,113		$1,956,419
Collateralized Mortgage Obligations
Agency CMO	—	5,786,162	228,504		6,014,666
Non-Agency CMO	—	2,277,017	419,822		2,696,839
Total Collateralized Mortgage Obligations	—	8,063,179	648,326		8,711,505
Commercial Mortgage-Backed Securities	—	707,782	233,511		941,293
Corporate Bonds
Consumer Discretionary	—	374,258	—		374,258
Consumer Staples	—	265,097	—		265,097
Energy	—	338,416	—		338,416
Financials	—	2,542,387	1,537		2,543,924
Health Care	—	130,145	—		130,145
Industrials	—	259,082	27,275		286,357
Information Technology	—	207,257	—		207,257
Materials	—	125,754	—		125,754
Telecommunication Services	—	290,459	—		290,459
Utilities	—	460,200	—		460,200

Total Corporate Bonds	—	4,993,055	28,812		5,021,867

Foreign Government Securities	—	182,570	—		182,570
Mortgage Pass-Through Securities	—	4,052,142	27,024		4,079,166
Municipal Bonds	—	86,665	—		86,665
Supranational	—	55,125	—		55,125
U.S. Government Agency Securities	—	707,956	—		707,956
U.S. Treasury Obligations	—	7,255,347	—		7,255,347
Short-Term Investments
Investment Companies	879,338	—	—		879,338

Total Investments in Securities	$879,338	$27,549,127	$1,448,786	*	$29,877,251

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $1,448,786,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$91,313	$—	$2,228	$296	$520,891	$(175,612)	$71,997	$—	$511,113
Collateralized Mortgage Obligation
Agency CMO	—	—	107	1	191,704	(2,344)	39,036	—	228,504
Non-Agency CMO	146,340	1	4,365	124	278,742	(120,243)	110,493	—	419,822
Commercial Mortgage-Backed Securities	—	—	1,462	91	190,190	(31,560)	73,328	—	233,511
Corporate Bond									—
Financials	1,564	—	(27)	—	—	—	—	—	1,537
Industrials	—	—	63	(25)	6,054	(777)	21,960	—	27,275
Mortgage Pass-Through Securities	—	—	20	—	27,004	—	—	—	27,024

Total	$239,217	$1	$8,218	$487	$1,214,585	$(330,536)	$316,814	$—	$1,448,786

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $7,952,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.0%
2,525	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.007%, 12/27/22 (e)	2,542
	Accredited Mortgage Loan Trust,
1,417	Series 2006-1, Class A3, VAR, 0.388%, 04/25/36	1,268
1,272	Series 2006-2, Class A3, VAR, 0.358%, 09/25/36	1,159
	AH Mortgage,
1,941	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	1,948
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,583
787	AH Mortgage Advance Co., Ltd., Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	799
	Ally Auto Receivables Trust,
139	Series 2010-1, Class A3, 1.450%, 05/15/14	139
565	Series 2010-3, Class A4, 1.550%, 08/17/15	572
242	Series 2011-1, Class A3, 1.380%, 01/15/15	244
444	Series 2012-1, Class A4, 1.210%, 07/15/16	451
6,242	Series 2012-3, Class A3, 0.850%, 08/15/16	6,278
7,016	Series 2012-4, Class A3, 0.590%, 01/17/17	7,012
	American Credit Acceptance Receivables Trust,
4,064	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	4,083
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	951
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,709
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,000
	AmeriCredit Automobile Receivables Trust,
353	Series 2012-1, Class A3, 1.230%, 09/08/16	357
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,252
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,188
	Ameriquest Mortgage Securities, Inc.,
917	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	891
293	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	292
14	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	14
	Bear Stearns Asset-Backed Securities Trust,
758	Series 2003-SD2, Class 2A, VAR, 2.999%, 06/25/43	769
1,049	Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	920
1,578	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,592
5,269	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	5,268
259	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	260
	Centex Home Equity,
366	Series 2001-B, Class A6, 6.360%, 07/25/32	369
435	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	436
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	126
915	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	930
	Chase Funding Mortgage Loan Asset-Backed Certificates,
277	Series 2003-5, Class 1A4, 4.396%, 02/25/30	278
374	Series 2003-6, Class 1A4, 4.499%, 11/25/34	380
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,874
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	947
	CNH Equipment Trust,
791	Series 2011-B, Class A3, 0.910%, 08/15/16	794
2,232	Series 2012-B, Class A3, 0.860%, 09/15/17	2,245
1,896	Series 2012-C, Class A3, 0.570%, 12/15/17	1,897
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.767%, 04/25/34	7
590	Series 2004-1, Class M1, VAR, 0.957%, 03/25/34	532

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
227	Series 2004-1, Class M2, VAR, 1.033%, 03/25/34	216
1,539	Series 2004-6, Class M1, VAR, 0.808%, 10/25/34	1,235
230	Series 2004-13, Class MV8, VAR, 1.907%, 01/25/35 (i)	6
3,207	Series 2006-20, Class 2A2, VAR, 0.327%, 04/25/47	3,159
5,703	Series 2006-23, Class 2A2, VAR, 0.317%, 05/25/37	5,673
	CPS Auto Receivables Trust,
519	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	521
5,944	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	5,966
1,895	CPS Auto Trust, Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,896
	Credit Acceptance Auto Loan Trust,
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,753
293	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.223%, 01/25/36	181
99	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	98
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	653
701	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (i)	780
1,689	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	1,690
945	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	887
2,090	Exeter Automobile Receivables Trust, Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,122
	Federal National Mortgage Association REMIC Trust,
40	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	42
88	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	88
566	First Frankin Mortgage Loan Trust, Series 2005-FF9, Class A3, VAR, 0.488%, 10/25/35	565
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	507
544	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	559
1,210	GE Capital Mortgage Services Inc 1999-HE1 Trust, Class A6, VAR, 6.700%, 04/25/29	1,242
	HLSS Servicer Advance Receivables Backed Notes,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,028
1,296	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	1,300
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,304
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,269
1,000	Series 2012-T2, Class D1, 3.960%, 10/15/43 (e)	1,005
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	85
	HSBC Home Equity Loan Trust,
183	Series 2005-2, Class A1, VAR, 0.478%, 01/20/35	178
733	Series 2005-2, Class M1, VAR, 0.668%, 01/20/35	696
733	Series 2005-2, Class M2, VAR, 0.698%, 01/20/35	678
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,546
	HSBC Home Equity Loan Trust USA,
275	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	271
648	Series 2006-2, Class A1, VAR, 0.358%, 03/20/36	639
765	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	773
76	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	76
808	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	795
582	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	585
	Hyundai Auto Receivables Trust,
272	Series 2012-A, Class A4, 0.950%, 12/15/16	275
3,051	Series 2012-B, Class A3, 0.620%, 09/15/16	3,056
6,365	John Deere Owner Trust, Series 2012-B, Class A3, 0.530%, 07/15/16	6,370

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	KGS- Alpha Capital Markets LP,
49,736	VAR, 0.718%, 08/27/37	2,145
49,469	Series 2012-4, VAR, 0.000% 09/25/37	2,628
874	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.557%, 07/25/34 (e)	862
	Long Beach Mortgage Loan Trust,
141	Series 2004-1, Class M3, VAR, 1.258%, 02/25/34	121
45	Series 2004-5, Class M6, VAR, 2.707%, 09/25/34 (i)	5
	Mid-State Capital Corp. Trust,
217	Series 2005-1, Class A, 5.745%, 01/15/40	229
2,144	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,273
3,001	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,992
1,199	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,163
801	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.458%, 03/25/33	498
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,026
610	Series 2005-1, Class M1, VAR, 0.658%, 03/25/35	550
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.888%, 09/25/34	2,354
1,844	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	1,844
1,511	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.637%, 09/25/35	1,506
	Real Estate Asset Trust,
1,059	Series 2012-2A, Class A1, VAR, 4.460%, 08/25/42 (e) (i)	1,060
1,460	Series 2012-2A, Class A2, VAR, 6.660%, 08/25/42 (e) (i)	1,461
451	Residential Funding Mortgage Securities II Home Loan Trust, Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	440
	Resort Finance Timeshare Receivables Trust,
2,445	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	2,444
4,410	Series 2012-2, 5.750%, 09/05/18 (i)	4,410
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,523
813	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	801
1,233	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.660%, 08/15/16 (e)	1,243
	Santander Drive Auto Receivables Trust,
360	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	362
431	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	433
411	Series 2012-1, Class A3, 1.490%, 10/15/15	416
533	Series 2012-2, Class A3, 1.220%, 12/15/15	537
536	Series 2012-3, Class A3, 1.080%, 04/15/16	540
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,921
2,078	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	2,081
2,883	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.287%, 06/25/37	2,677
	Stanwich Mortgage Loan Trust,
3,544	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	3,546
4,533	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	4,540
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.208%, 10/25/33	2,145
1,003	Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	997
30	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.298%, 06/25/37	25
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	1,362
197	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	219
1,500	Unipac IX LLC, 13.000%, 04/11/13 (i)	1,441
	United Auto Credit Securitization Trust,
1,100	Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	1,100
2,500	Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,501

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	USAA Auto Owner Trust,
213	Series 2009-2, Class A4, 2.530%, 07/15/15	214
1,560	Series 2012-1, Class A3, 0.430%, 08/15/16	1,559
3,300	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	3,324
1,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A4, 1.150%, 07/20/18	1,015
	VOLT LLC,
2,887	Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	2,887
4,828	Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	4,925
1,250	Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	1,300
2,877	Series 2012-RP3A, Class A1, VAR, 3.475%, 11/27/17	2,883
	Westgate Resorts LLC,
986	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,001
3,641	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,659
2,633	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,646
1,508	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,518

	Total Asset-Backed Securities (Cost $204,873)	207,044

Collateralized Mortgage Obligations — 17.6%
	Agency CMO — 11.6%
377	Federal Home Loan Bank, Series 2000-0606, Class Y, 5.270%, 12/28/12	378
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
160	Series 23, Class KZ, 6.500%, 11/25/23	185
1,113	Series 24, Class J, 6.250%, 11/25/23	1,165
199	Series 31, Class Z, 8.000%, 04/25/24	229
	Federal Home Loan Mortgage Corp. REMICS,
19	Series 11, Class D, 9.500%, 07/15/19	20
12	Series 38, Class D, 9.500%, 05/15/20	14
6	Series 81, Class A, 8.125%, 11/15/20	6
15	Series 84, Class F, 9.200%, 10/15/20	17
7	Series 109, Class I, 9.100%, 01/15/21	8
2	Series 198, Class Z, 8.500%, 09/15/22	3
110	Series 1316, Class Z, 8.000%, 06/15/22	126
36	Series 1343, Class LB, 7.500%, 08/15/22	43
1	Series 1351, Class TF, HB, IO, 1,010.000%, 08/15/22	30
77	Series 1456, Class Z, 7.500%, 01/15/23	88
523	Series 1543, Class VN, 7.000%, 07/15/23	600
2	Series 1556, Class H, 6.500%, 08/15/13	2
377	Series 1577, Class PV, 6.500%, 09/15/23	395
9	Series 1595, Class D, 7.000%, 10/15/13	9
959	Series 1608, Class L, 6.500%, 09/15/23	1,081
874	Series 1611, Class Z, 6.500%, 11/15/23	976
855	Series 1628, Class LZ, 6.500%, 12/15/23	956
385	Series 1630, Class PK, 6.000%, 11/15/23	431
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,150
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
75	Series 1695, Class G, HB, IF , 26.769%, 03/15/24	123
50	Series 1710, Class GB, HB, IF, 40.331%, 04/15/24	106
192	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	52
97	Series 2022, Class PE, 6.500%, 01/15/28	111
740	Series 2033, Class K, 6.050%, 08/15/23	812
594	Series 2036, Class PG, 6.500%, 01/15/28	672
33	Series 2055, Class OE, 6.500%, 05/15/13	33
95	Series 2089, Class PJ, IO, 7.000%, 10/15/28	21
1,949	Series 2091, Class PG, 6.000%, 11/15/28	2,196
1,326	Series 2113, Class MW, 6.500%, 01/15/29	1,503
427	Series 2116, Class ZA, 6.000%, 01/15/29	481
130	Series 2148, Class ZA, 6.000%, 04/15/29	146
276	Series 2201, Class C, 8.000%, 11/15/29	328
47	Series 2261, Class ZY, 7.500%, 10/15/30	56
676	Series 2293, Class ZA, 6.000%, 03/15/31	762
38	Series 2297, Class NB, 6.000%, 03/15/16	40
106	Series 2310, Class Z, 6.000%, 04/15/31	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
46	Series 2313, Class LA, 6.500%, 05/15/31	53
378	Series 2325, Class JO, PO, 06/15/31	327
992	Series 2330, Class PE, 6.500%, 06/15/31	1,029
222	Series 2344, Class QG, 6.000%, 08/15/16	235
275	Series 2345, Class PQ, 6.500%, 08/15/16	283
199	Series 2368, Class TG, 6.000%, 10/15/16	210
441	Series 2394, Class MC, 6.000%, 12/15/16	469
162	Series 2399, Class PG, 6.000%, 01/15/17	173
300	Series 2410, Class QB, 6.250%, 02/15/32	344
3,989	Series 2427, Class GE, 6.000%, 03/15/32	4,516
2,436	Series 2430, Class WF, 6.500%, 03/15/32	2,813
565	Series 2466, Class DH, 6.500%, 06/15/32	628
1,693	Series 2530, Class SK, IF, IO, 7.892%, 06/15/29	360
194	Series 2534, Class SI, HB, IF , 20.519%, 02/15/32	296
1,673	Series 2543, Class YX, 6.000%, 12/15/32	1,893
817	Series 2557, Class HL, 5.300%, 01/15/33	899
1,314	Series 2586, Class IO, IO, 6.500%, 03/15/33	259
213	Series 2587, Class XS, IF, IO, 7.442%, 09/15/17	3
381	Series 2594, Class IV, IO, 7.000%, 03/15/32	76
55	Series 2602, Class BX, 3.500%, 12/15/22	57
1,076	Series 2610, Class UI, IO, 6.500%, 05/15/33	215
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,602
1,158	Series 2617, Class GR, 4.500%, 05/15/18	1,233
2,196	Series 2636, Class Z, 4.500%, 06/15/18	2,320
1,254	Series 2641, Class SK, IF, IO, 6.942%, 01/15/18	64
102	Series 2643, Class SA, HB, IF , 44.148%, 03/15/32	225
115	Series 2650, Class PO, PO, 12/15/32	112
115	Series 2650, Class SO, PO, 12/15/32	113
435	Series 2656, Class AC, 6.000%, 08/15/33	491
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,498
114	Series 2658, Class A, 4.500%, 08/15/18	115
19	Series 2695, Class OB, PO, 10/15/33	19
1,557	Series 2699, Class W, 5.500%, 11/15/33	1,682
891	Series 2707, Class KA, 4.500%, 11/15/18	949
194	Series 2707, Class KJ, 5.000%, 11/15/18	203
3,235	Series 2708, Class N, 4.000%, 11/15/18	3,406
705	Series 2733, Class SB, IF, 7.823%, 10/15/33	839
333	Series 2736, Class PD, 5.000%, 03/15/32	337
100	Series 2755, Class SA, IF, 13.784%, 05/15/30	106
823	Series 2756, Class NA, 5.000%, 02/15/24	910
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,165
210	Series 2764, Class S, IF, 13.230%, 07/15/33	244
226	Series 2779, Class SM, IF, IO, 6.942%, 10/15/18	12
1,039	Series 2801, Class JN, 5.000%, 06/15/33	1,106
2,000	Series 2843, Class BC, 5.000%, 08/15/19	2,178
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,124
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,719
1,865	Series 2864, Class NS, IF, IO, 6.892%, 09/15/34	158
312	Series 2888, Class IN, IO, 5.000%, 10/15/18	4
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,766
652	Series 2934, Class CI, 5.000%, 01/15/34	681
1,304	Series 2980, Class QA, 6.000%, 05/15/35	1,471
105	Series 2980, Class QB, 6.500%, 05/15/35	121
1,302	Series 2989, Class TG, 5.000%, 06/15/25	1,424
245	Series 2990, Class SL, HB, IF , 23.731%, 06/15/34	347
2,936	Series 2994, Class SC, IF, IO, 5.392%, 02/15/33	282

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
528	Series 2995, Class FT, VAR, 0.458%, 05/15/29	528
2,000	Series 3005, Class ED, 5.000%, 07/15/25	2,236
200	Series 3005, Class PV, IF, 12.402%, 10/15/33	243
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,379
448	Series 3031, Class BN, HB, IF , 21.063%, 08/15/35	559
982	Series 3059, Class B, 5.000%, 02/15/35	1,087
1,000	Series 3062, Class HE, 5.000%, 01/15/34	1,048
971	Series 3064, Class OG, 5.500%, 06/15/34	1,018
86	Series 3068, Class AO, PO, 01/15/35	84
660	Series 3117, Class EO, PO, 02/15/36	636
285	Series 3134, Class PO, PO, 03/15/36	270
319	Series 3138, Class PO, PO, 04/15/36	306
833	Series 3151, Class PD, 6.000%, 11/15/34	860
970	Series 3152, Class MO, PO, 03/15/36	907
1,076	Series 3184, Class YO, PO, 03/15/36	1,030
1,643	Series 3189, Class PC, 6.000%, 08/15/35	1,731
4,035	Series 3201, Class IN, IF, IO, 6.042%, 08/15/36	570
4,479	Series 3202, Class HI, IF, IO, 6.442%, 08/15/36	758
678	Series 3219, Class OD, 6.000%, 06/15/33	691
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,729
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,192
603	Series 3292, Class DO, PO, 03/15/37	576
3,115	Series 3305, Class IW, IF, IO, 6.242%, 04/15/37	498
121	Series 3306, Class TB, IF, 2.958%, 04/15/37	126
106	Series 3306, Class TC, IF, 2.418%, 04/15/37	110
365	Series 3331, Class PO, PO, 06/15/37	353
231	Series 3336, Class GD, 5.000%, 04/15/36	234
702	Series 3383, Class OP, PO, 11/15/37	686
1,358	Series 3531, Class SM, IF, IO, 5.892%, 05/15/39	177
252	Series 3542, Class TN, IF, 6.000%, 07/15/36	261
334	Series 3546, Class A, VAR, 3.228%, 02/15/39	355
972	Series 3572, Class JS, IF, IO, 6.592%, 09/15/39	168
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,317
2,367	Series 3609, Class SA, IF, IO, 6.132%, 12/15/39	630
882	Series 3610, Class CA, 4.500%, 12/15/39	969
492	Series 3611, Class PO, PO, 07/15/34	465
1,198	Series 3620, Class TV, 5.500%, 12/15/20	1,217
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,770
917	Series 3653, Class HJ, 5.000%, 04/15/40	993
1,810	Series 3662, Class PJ, 5.000%, 04/15/40	2,055
7,220	Series 3677, Class PB, 4.500%, 05/15/40	8,198
842	Series 3688, Class GT, VAR, 7.164%, 11/15/46	1,033
1,848	Series 3737, Class DG, 5.000%, 10/15/30	2,030
2,385	Series 3747, Class HI, IO, 4.500%, 07/15/37	177
1,409	Series 3819, Class ZQ, 6.000%, 04/15/36	1,646
1,567	Series 3827, Class BD, 4.000%, 08/15/39	1,660
1,108	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,167
1,173	Series 3855, Class AM, 6.500%, 11/15/36	1,345
1,315	Series 3890, Class ET, 5.500%, 11/15/23	1,451
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,881
7,768	Series 4030, Class IL, IO, 3.500%, 04/15/27	898
	Federal Home Loan Mortgage Corp. STRIPS,
537	Series 186, Class PO, PO, 08/01/27	461
9,926	Series 262, Class 35, 3.500%, 07/15/42	10,738
4,223	Series 279, Class 35, 3.500%, 09/15/42	4,540
774	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.445%, 10/25/37	789
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,543

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,906
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	681
3,505	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	3,598
	Federal National Mortgage Association Grantor Trust,
45,770	Series 2001-T12, Class IO, IO, VAR, 0.537%, 08/25/41	667
1,354	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,598
1,084	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,273
945	Series 2002-T4, Class A2, 7.000%, 12/25/41	1,070
1,846	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,245
87,767	Series 2002-T4, Class IO, IO, VAR, 0.435%, 12/25/41	964
859	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	976
602	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	700
709	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	832
10,705	Series 2004-T3, Class 1IO4, IO, VAR, 0.604%, 02/25/44	214
	Federal National Mortgage Association REMIC Trust,
819	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	943
11,167	Series 2002-W10, Class IO, IO, VAR, 0.983%, 08/25/42	351
16,782	Series 2002-W7, Class IO1, IO, VAR, 0.949%, 06/25/29	627
348	Series 2003-W4, Class 2A, VAR, 6.468%, 10/25/42	392
32,870	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	357
1,180	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,324
7,934	Series 2009-W1, Class A, 6.000%, 12/25/49	9,095
	Federal National Mortgage Association REMICS,
10	Series 1988-13, Class C, 9.300%, 05/25/18	12
92	Series 1989-72, Class E, 9.350%, 10/25/19	106
4	Series 1989-98, Class H, 11.500%, 12/25/19	5
6	Series 1990-1, Class D, 8.800%, 01/25/20	7
8	Series 1990-110, Class H, 8.750%, 09/25/20	9
6	Series 1990-117, Class E, 8.950%, 10/25/20	7
59	Series 1991-141, Class PZ, 8.000%, 10/25/21	68
31	Series 1992-31, Class M, 7.750%, 03/25/22	36
32	Series 1992-79, Class Z, 9.000%, 06/25/22	37
19	Series 1992-101, Class J, 7.500%, 06/25/22	20
292	Series 1992-188, Class PZ, 7.500%, 10/25/22	335
353	Series 1992-200, Class SK, HB, IF , 22.986%, 11/25/22	577
26	Series 1993-23, Class PZ, 7.500%, 03/25/23	30
200	Series 1993-56, Class PZ, 7.000%, 05/25/23	230
113	Series 1993-60, Class Z, 7.000%, 05/25/23	129
228	Series 1993-79, Class PL, 7.000%, 06/25/23	262
379	Series 1993-141, Class Z, 7.000%, 08/25/23	431
182	Series 1993-149, Class M, 7.000%, 08/25/23	211
608	Series 1993-160, Class ZA, 6.500%, 09/25/23	681
64	Series 1993-165, Class SA, IF, 19.321%, 09/25/23	90
7	Series 1993-205, Class H, PO, 09/25/23	6
60	Series 1993-247, Class SM, HB, IF , 26.248%, 12/25/23	100
68	Series 1993-255, Class E, 7.100%, 12/25/23	77
11	Series 1993-257, Class C, PO, 06/25/23	11
50	Series 1994-1, Class L, 6.500%, 01/25/14	51
833	Series 1994-23, Class PX, 6.000%, 08/25/23	855
661	Series 1994-29, Class Z, 6.500%, 02/25/24	765
94	Series 1994-65, Class PK, PO, 04/25/24	85

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
428	Series 1995-4, Class Z, 7.500%, 10/25/22	495
649	Series 1995-19, Class Z, 6.500%, 11/25/23	772
106	Series 1997-11, Class E, 7.000%, 03/18/27	124
395	Series 1997-20, Class D, 7.000%, 03/17/27	455
47	Series 1997-27, Class J, 7.500%, 04/18/27	53
1,108	Series 1997-37, Class SM, IF, IO, 7.781%, 12/25/22	215
500	Series 1997-42, Class EG, 8.000%, 07/18/27	602
547	Series 1997-63, Class ZA, 6.500%, 09/18/27	618
572	Series 1998-66, Class FB, VAR, 0.557%, 12/25/28	574
1,020	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,233
329	Series 2000-8, Class Z, 7.500%, 02/20/30	389
427	Series 2001-4, Class PC, 7.000%, 03/25/21	467
33	Series 2001-5, Class OW, 6.000%, 03/25/16	33
594	Series 2001-14, Class Z, 6.000%, 05/25/31	669
712	Series 2001-16, Class Z, 6.000%, 05/25/31	802
553	Series 2001-36, Class ST, IF, IO, 8.292%, 11/25/30	140
1,710	Series 2001-72, Class SB, IF, IO, 7.292%, 12/25/31	353
2,958	Series 2001-81, Class HE, 6.500%, 01/25/32	3,350
280	Series 2002-11, Class QG, 5.500%, 03/25/17	295
164	Series 2002-19, Class SC, IF, 13.812%, 03/17/32	233
271	Series 2002-55, Class QE, 5.500%, 09/25/17	289
3,723	Series 2002-56, Class PE, 6.000%, 09/25/32	4,212
298	Series 2002-63, Class KC, 5.000%, 10/25/17	318
132	Series 2002-73, Class AN, 5.000%, 11/25/17	140
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,938
965	Series 2003-14, Class EH, IF, IO, 7.392%, 03/25/18	105
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,282
883	Series 2003-18, Class GT, 5.000%, 03/25/18	944
2,053	Series 2003-22, Class Z, 6.000%, 04/25/33	2,350
698	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	20
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,261
1,050	Series 2003-58, Class TB, 5.000%, 03/25/32	1,096
703	Series 2003-64, Class KS, IF, 9.370%, 07/25/18	800
150	Series 2003-64, Class SX, IF, 13.220%, 07/25/33	174
113	Series 2003-73, Class GA, 3.500%, 05/25/31	114
1,110	Series 2003-83, Class PG, 5.000%, 06/25/23	1,185
41	Series 2003-91, Class SD, IF, 12.154%, 09/25/33	50
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,072
1,450	Series 2003-106, Class WE, 4.500%, 11/25/22	1,496
720	Series 2003-109, Class TS, IF, IO, 6.892%, 08/25/22	19
91	Series 2003-128, Class KE, 4.500%, 01/25/14	92
8,381	Series 2003-128, Class NG, 4.000%, 01/25/19	8,840
863	Series 2004-8, Class GD, 4.500%, 10/25/32	890
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,058
15	Series 2004-22, Class A, 4.000%, 04/25/19	15
595	Series 2004-53, Class NC, 5.500%, 07/25/24	657
493	Series 2004-72, Class F, VAR, 0.708%, 09/25/34	499
109	Series 2005-42, Class PS, IF, 16.481%, 05/25/35	148
587	Series 2005-51, Class MO, PO, 06/25/35	570
2,961	Series 2005-53, Class CS, IF, IO, 6.492%, 06/25/35	632

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
965	Series 2005-59, Class PC, 5.500%, 03/25/31	972
392	Series 2005-65, Class KO, PO, 08/25/35	368
4,878	Series 2005-68, Class BC, 5.250%, 06/25/35	5,397
3,842	Series 2005-72, Class WS, IF, IO, 6.542%, 08/25/35	479
902	Series 2005-84, Class XM, 5.750%, 10/25/35	1,016
2,260	Series 2005-87, Class PE, 5.000%, 12/25/33	2,371
302	Series 2005-90, Class ES, IF, 16.356%, 10/25/35	404
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,251
326	Series 2005-106, Class US, HB, IF , 23.806%, 11/25/35	499
330	Series 2005-116, Class PB, 6.000%, 04/25/34	355
1,408	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,620
1,747	Series 2006-20, Class IB, IF, IO, 6.383%, 04/25/36	258
551	Series 2006-22, Class AO, PO, 04/25/36	514
514	Series 2006-27, Class OH, PO, 04/25/36	474
82	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	–	(h)
691	Series 2006-59, Class QO, PO, 01/25/33	679
641	Series 2006-61, Class AP, 6.000%, 08/25/35	692
1,901	Series 2006-77, Class PC, 6.500%, 08/25/36	2,183
1,044	Series 2006-110, Class PO, PO, 11/25/36	1,004
247	Series 2006-114, Class DS, VAR, 12/25/36	244
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	1,993
516	Series 2006-128, Class PO, PO, 01/25/37	481
950	Series 2007-10, Class Z, 6.000%, 02/25/37	1,075
1,484	Series 2007-22, Class SC, IF, IO, 5.873%, 03/25/37	212
531	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	76
1,037	Series 2007-71, Class GZ, 6.000%, 07/25/47	1,225
505	Series 2007-100, Class ND, 5.750%, 10/25/35	531
351	Series 2007-100, Class SM, IF, IO, 6.243%, 10/25/37	57
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,243
4,466	Series 2008-62, Class SM, IF, IO, 5.992%, 07/25/38	671
852	Series 2008-68, Class VK, 5.500%, 03/25/27	911
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,116
9,959	Series 2008-91, Class SI, IF, IO, 5.793%, 03/25/38	973
1,308	Series 2008-93, Class AM, 5.500%, 06/25/37	1,410
773	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	59
2,982	Series 2009-3, Class PA, 5.000%, 01/25/37	3,317
791	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	70
1,940	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	149
1,232	Series 2009-29, Class LA, VAR, 3.445%, 05/25/39	1,187
2,177	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	275
4,749	Series 2009-89, Class A1, 5.410%, 05/25/35	5,173
1,372	Series 2009-108, Class VN, 5.000%, 09/25/39	1,464
4,843	Series 2009-112, Class ST, IF, IO, 6.042%, 01/25/40	626
3,184	Series 2009-112, Class SW, IF, IO, 6.042%, 01/25/40	411
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,634
1,594	Series 2010-19, Class VA, 5.000%, 02/25/21	1,677
6,879	Series 2010-35, Class SB, IF, IO, 6.212%, 04/25/40	962
1,364	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	95
1,205	Series 2010-49, Class SC, IF, 12.245%, 03/25/40	1,543
754	Series 2010-64, Class DM, 5.000%, 06/25/40	840
6,202	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	976

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,516	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,692
1,206	Series 2010-111, Class AE, 5.500%, 04/25/38	1,319
1,484	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,706
1,575	Series 2011-22, Class MA, 6.500%, 04/25/38	1,757
9,400	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,316
27	Series G-29, Class O, 8.500%, 09/25/21	31
14	Series G92-30, Class Z, 7.000%, 06/25/22	16
33	Series G92-62, Class B, PO, 10/25/22	30
	Federal National Mortgage Association STRIPS,
3,175	Series 203, Class 2, IO, 8.000%, 02/01/23	646
542	Series 266, Class 2, IO, 7.500%, 08/01/24	113
843	Series 348, Class 30, IO, 5.500%, 12/01/18	87
810	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	79
702	Series 356, Class 42, IO, 5.500%, 12/01/19	75
1,469	Series 380, Class S36, IF, IO, 7.693%, 07/25/37	229
918	Series 383, Class 68, IO, 6.500%, 09/01/37	145
1,421	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	230
425	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	77
	Federal National Mortgage Association Trust,
34	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	39
455	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	504
1,019	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,143
130	Series 2004-W2, Class 1A3F, VAR, 0.557%, 02/25/44	129
273	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	316
647	Series 2004-W8, Class 3A, 7.500%, 06/25/44	766
1,079	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,200
1,136	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,274
	Government National Mortgage Association,
139	Series 1997-7, Class ZA, 9.000%, 05/16/27	164
32	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	37
421	Series 1999-44, Class ZG, 8.000%, 12/20/29	523
270	Series 2000-9, Class Z, 8.000%, 06/20/30	332
183	Series 2000-26, Class Z, 7.750%, 09/20/30	214
2,269	Series 2002-4, Class TD, 7.000%, 01/20/32	2,632
1,531	Series 2002-13, Class QA, IF, IO, 7.842%, 02/16/32	363
847	Series 2002-45, Class QE, 6.500%, 06/20/32	989
47	Series 2002-47, Class HM, 6.000%, 07/16/32	54
5,162	Series 2002-68, Class SC, IF, IO, 5.492%, 10/16/32	1,000
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,237
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,422
257	Series 2003-52, Class SB, IF, 11.187%, 06/16/33	328
823	Series 2003-79, Class PV, 5.500%, 10/20/23	909
4,276	Series 2003-101, Class SK, IF, IO, 6.352%, 10/17/33	903
240	Series 2004-2, Class SA, IF, 19.756%, 01/16/34	410
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,500
5,717	Series 2004-59, Class SG, IF, IO, 6.293%, 07/20/34	902
46	Series 2004-73, Class AE, IF, 14.427%, 08/17/34	59
2,787	Series 2004-86, Class SP, IF, IO, 5.893%, 09/20/34	456
1,915	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	312
3,664	Series 2004-105, Class SN, IF, IO, 5.893%, 12/20/34	654

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,088	Series 2005-3, Class SD, IF, IO, 5.893%, 01/20/31	36
2,488	Series 2005-48, Class CS, IF, IO, 6.092%, 04/20/33	110
339	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	51
5,548	Series 2006-23, Class S, IF, IO, 6.293%, 01/20/36	595
4,221	Series 2006-26, Class S, IF, IO, 6.293%, 06/20/36	657
785	Series 2006-33, Class PK, 6.000%, 07/20/36	904
711	Series 2006-59, Class PC, 5.500%, 04/20/35	740
5,722	Series 2007-7, Class EI, IF, IO, 5.992%, 02/20/37	865
2,472	Series 2007-9, Class CI, IF, IO, 5.992%, 03/20/37	349
4,278	Series 2007-16, Class KU, IF, IO, 6.442%, 04/20/37	679
319	Series 2007-17, Class JO, PO, 04/16/37	297
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,358
5,169	Series 2007-24, Class SA, IF, IO, 6.302%, 05/20/37	832
1,510	Series 2007-26, Class SC, IF, IO, 5.992%, 05/20/37	204
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,247
1,126	Series 2007-67, Class SI, IF, IO, 6.302%, 11/20/37	168
304	Series 2008-29, Class PO, PO, 02/17/33	297
226	Series 2008-34, Class OC, PO, 06/20/37	167
1,599	Series 2008-40, Class PS, IF, IO, 6.293%, 05/16/38	266
2,912	Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	628
326	Series 2008-43, Class NA, 5.500%, 11/20/37	350
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,973
7,827	Series 2008-50, Class SA, IF, IO, 6.023%, 06/20/38	1,231
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,898
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	412
4,982	Series 2009-16, Class SJ, IF, IO, 6.593%, 05/20/37	873
2,503	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	361
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	99
3,880	Series 2009-77, Class CS, IF, IO, 6.793%, 06/16/38	599
833	Series 2009-79, Class OK, PO, 11/16/37	796
732	Series 2009-81, Class A, 5.750%, 09/20/36	827
1,556	Series 2009-83, Class TS, IF, IO, 5.893%, 08/20/39	187
2,710	Series 2009-106, Class XL, IF, IO, 6.542%, 06/20/37	387
3,938	Series 2010-4, Class SB, IF, IO, 6.293%, 08/16/39	520
459	Series 2010-14, Class DO, PO, 03/20/36	448
617	Series 2010-14, Class QP, 6.000%, 12/20/39	678
1,149	Series 2010-31, Class SK, IF, IO, 5.893%, 11/20/34	195
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	6,149
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,671
1,454	Series 2010-157, Class OP, PO, 12/20/40	1,262
	NCUA Guaranteed Notes Trust,
3,665	Series 2010-C1, Class APT, 2.650%, 10/29/20	3,881
344	Series 2010-R3, Class 3A, 2.400%, 12/08/20	355
	Vendee Mortgage Trust,
1,015	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,203
2,594	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,114
362	Series 1999-1, Class 2Z, 6.500%, 01/15/29	433

		345,103

	Non-Agency CMO — 6.0%
646	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	659
251	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.438%, 09/25/35	231
	American General Mortgage Loan Trust,
1,224	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,278

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,685	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	1,693
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,127
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	806
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	320
152	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.171%, 05/24/36 (e)	155
	Banc of America Alternative Loan Trust,
536	Series 2003-11, Class 2A1, 6.000%, 01/25/34	559
853	Series 2004-1, Class 1A1, 6.000%, 02/25/34	875
493	Series 2004-6, Class 4A1, 5.000%, 07/25/19	504
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,388
315	Series 2005-7, Class 30PO, PO, 11/25/35	247
1,630	Series 2005-E, Class 4A1, VAR, 2.668%, 03/20/35	1,609
	Banc of America Mortgage Trust,
1,262	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,302
583	Series 2003-4, Class 1B1, 5.500%, 06/25/33	549
245	Series 2003-7, Class A2, 4.750%, 09/25/18	254
230	Series 2004-2, Class 2A4, 5.500%, 03/25/34	219
1,562	Series 2004-3, Class 2A1, 5.500%, 04/25/34	1,617
662	Series 2004-5, Class 3A3, 5.000%, 06/25/19	688
255	Series 2004-5, Class 4A1, 4.750%, 06/25/19	265
472	Series 2004-7, Class 2A2, 5.750%, 08/25/34	485
146	Series 2004-8, Class XPO, PO, 10/25/34	134
2	Series 2004-11, Class 15PO, PO, 01/25/20	2
644	Series 2004-F, Class 1A1, VAR, 2.998%, 07/25/34	631
109	Series 2005-1, Class 15PO, PO, 02/25/20	96
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	459
760	Series 2005-1, Class 2A1, 5.000%, 02/25/20	804
91	Series 2005-10, Class 15PO, PO, 11/25/20	80
155	Series 2005-11, Class 15PO, PO, 12/25/20	133
	BCAP LLC Trust,
282	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	290
796	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	811
1,378	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,463
1,023	Series 2010-RR7, Class 16A1, VAR, 0.860%, 02/26/47 (e)	984
893	Series 2010-RR8, Class 3A3, VAR, 5.062%, 05/26/35 (e)	903
1,678	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	1,635
261	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.732%, 10/25/33	262
7	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.221%, 03/25/31	7
	Chase Mortgage Finance Corp.,
229	Series 2003-S10, Class A1, 4.750%, 11/25/18	235
359	Series 2003-S13, Class A2, 5.000%, 11/25/33	378
691	Series 2004-S1, Class M, VAR, 5.098%, 02/25/19	625
5,031	Series 2007-A2, Class 2A1, VAR, 3.014%, 07/25/37	5,023
	Citicorp Mortgage Securities, Inc.,
344	Series 2004-1, Class 3A1, 4.750%, 01/25/34	349
719	Series 2004-4, Class A4, 5.500%, 06/25/34	753
408	Series 2006-1, Class 2A1, 5.000%, 02/25/21	428
	Citigroup Mortgage Loan Trust,
1,139	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,184
1,029	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,077

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citigroup Mortgage Loan Trust, Inc.,
36	Series 2003-UST1, Class PO3, PO, 12/25/18	34
209	Series 2004-HYB4, Class AA, VAR, 0.538%, 12/25/34	191
567	Series 2004-UST1, Class A3, VAR, 2.580%, 08/25/34	573
	Countrywide Alternative Loan Trust,
266	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	276
708	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	716
239	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	243
1,237	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,284
426	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	430
256	Series 2005-5R, Class A1, 5.250%, 12/25/18	258
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	756
4,998	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,368
1,652	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,304
178	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	180
86	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	13
421	Series 2006-26CB, Class A9, 6.500%, 09/25/36	300
	Countrywide Home Loan Mortgage Pass-Through Trust,
187	Series 2002-22, Class A20, 6.250%, 10/25/32	195
555	Series 2003-40, Class A3, 4.500%, 10/25/18	567
629	Series 2003-50, Class A1, 5.000%, 11/25/18	648
122	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	118
877	Series 2004-3, Class A25, 5.750%, 04/25/34	845
1,615	Series 2004-4, Class A13, 5.250%, 05/25/34	1,655
1,048	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,075
1,143	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,183
764	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	784
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,137
1	Series 2005-13, Class A2, 5.500%, 06/25/35	1
1,166	Series 2005-22, Class 2A1, VAR, 3.012%, 11/25/35	913
558	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	570
	CS First Boston Mortgage Securities Corp.,
268	Series 2003-29, Class 8A1, 6.000%, 11/25/18	274
2,522	Series 2004-4, Class 5A4, IF, IO, 7.342%, 08/25/34	388
984	Series 2005-1, Class 1A16, 5.500%, 02/25/35	920
345	Series 2005-7, Class 5A1, 4.750%, 08/25/20	361
420	Series 2005-10, Class 10A4, 6.000%, 11/25/35	282
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	807
	CSMC,
1,500	Series 2010-16, Class A3, VAR, 3.819%, 06/25/50 (e)	1,444
5,437	Series 2010-11R, Class A6, VAR, 1.209%, 06/28/47 (e)	5,172
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	900
1,112	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	1,101
129	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	82
669	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	678
1,120	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.556%, 09/25/34	1,097
	First Horizon Mortgage Pass-Through Trust,
96	Series 2003-8, Class 1A43, PO, 10/25/33	86
1,090	Series 2004-AR6, Class 2A1, VAR, 2.680%, 12/25/34	1,070
26	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35	26

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
400	Series 2004-AR7, Class 2A2, VAR, 2.565%, 02/25/35	384
	GMAC Mortgage Corp. Loan Trust,
1,153	Series 2003-J10, Class A1, 4.750%, 01/25/19	1,191
454	Series 2004-J5, Class A7, 6.500%, 01/25/35	469
325	Series 2005-AR3, Class 3A4, VAR, 3.560%, 06/19/35	315
	GSR Mortgage Loan Trust,
613	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	611
1,010	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,062
656	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	700
694	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	726
2,772	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	2,792
319	Series 2005-5F, Class 8A1, VAR, 0.708%, 06/25/35	302
185	Series 2005-5F, Class 8A3, VAR, 0.708%, 06/25/35	175
813	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	820
	Impac CMB Trust,
1,384	Series 2004-10, Class 3A1, VAR, 0.907%, 03/25/35	1,286
847	Series 2004-10, Class 3A2, VAR, 1.007%, 03/25/35	633
23	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	24
	JP Morgan Mortgage Trust,
1,534	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,597
1,148	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,137
1,006	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,022
1,401	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	1,413
1,036	Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	1,049
321	Series 2007-A1, Class 5A2, VAR, 3.016%, 07/25/35	327
629	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	622
	MASTR Adjustable Rate Mortgages Trust,
338	Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	341
65	Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	66
	MASTR Alternative Loans Trust,
432	Series 2003-7, Class 4A3, 8.000%, 11/25/18	461
253	Series 2003-8, Class 3A1, 5.500%, 12/25/33	262
633	Series 2003-9, Class 5A1, 4.500%, 12/25/18	653
1,107	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,166
1,051	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,070
159	Series 2004-7, Class 30PO, PO, 08/25/34	120
90	Series 2004-7, Class 3A1, 6.500%, 08/25/34	92
675	Series 2004-8, Class 6A1, 5.500%, 09/25/19	710
967	Series 2004-10, Class 1A1, 4.500%, 09/25/19	990
300	Series 2004-11, Class 8A3, 5.500%, 11/25/19	302
53	Series 2005-1, Class 5A1, 5.500%, 01/25/20	54
	MASTR Asset Securitization Trust,
52	Series 2003-6, Class 8A1, 5.500%, 07/25/33	54
286	Series 2003-10, Class 3A1, 5.500%, 11/25/33	302
112	Series 2003-11, Class 10A1, 5.000%, 12/25/18	116
196	Series 2003-11, Class 3A1, 4.500%, 12/25/18	200
71	Series 2004-6, Class 15PO, PO, 07/25/19	66
540	Series 2004-6, Class 3A1, 5.250%, 07/25/19	555
265	Series 2004-6, Class 4A1, 5.000%, 07/25/19	276
100	Series 2004-8, Class PO, PO, 08/25/19	95
182	Series 2004-10, Class 1A1, 4.500%, 10/25/19	190

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,250	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,318
429	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	343
	Merrill Lynch Mortgage Investors Trust,
939	Series 2004-C, Class A2, VAR, 1.337%, 07/25/29	925
673	Series 2004-D, Class A3, VAR, 2.492%, 09/25/29	666
	Morgan Stanley Mortgage Loan Trust,
1,204	Series 2004-3, Class 4A, VAR, 5.669%, 04/25/34	1,258
480	Series 2004-7AR, Class 2A6, VAR, 2.780%, 09/25/34	472
388	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.528%, 02/25/35	365
	Nomura Asset Acceptance Corp.,
305	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	308
1,052	Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	1,037
	Paine Webber CMO Trust,
6	Series H, Class 4, 8.750%, 04/01/18	6
4	Series L, Class 4, 8.950%, 07/01/18	4
1,603	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,723
618	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	680
	RALI Trust,
602	Series 2003-QS14, Class A1, 5.000%, 07/25/18	616
1,564	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,488
1,127	Series 2004-QS3, Class CB, 5.000%, 03/25/19	1,173
49	Series 2004-QS8, Class A2, 5.000%, 06/25/34	49
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,260
	Residential Asset Securitization Trust,
1,160	Series 2003-A8, Class A1, 3.750%, 10/25/18	1,180
349	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	298
	RFMSI Trust,
469	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	489
423	Series 2005-SA4, Class 1A1, VAR, 3.133%, 09/25/35	355
4,140	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,802
193	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	200
1,694	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,727
77	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	78
1,499	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.088%, 09/20/34	1,494
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,582
575	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	582
3,178	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	3,209
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,804
811	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	813
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,268
1,214	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	1,217
	Structured Adjustable Rate Mortgage Loan Trust,
594	Series 2004-14, Class 1A, VAR, 2.881%, 10/25/34	556
486	Series 2005-5, Class A1, VAR, 0.438%, 05/25/35	476
226	Series 2005-5, Class A2, VAR, 0.438%, 05/25/35	224
	Structured Asset Securities Corp.,
5,896	Series 2003-26A, Class 3A5, VAR, 2.807%, 09/25/33	5,819
925	Series 2003-31A, Class B1, VAR, 2.823%, 10/25/33	383
549	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	555
509	Series 2003-37A, Class 2A, VAR, 4.983%, 12/25/33	521
438	Series 2004-7, Class 2A1, VAR, 5.442%, 05/25/24	456
568	Series 2005-5, Class 2A1, 5.500%, 04/25/35	569

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Vericrest Opportunity Loan Transferee,
929	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	931
589	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	594
3,500	Series 2012-NL3A, Class A, 2.734%, 11/25/60 (e)	3,500
	Vericrest Opportunity Loan Trust,
560	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	561
923	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (i)	935
	WaMu Mortgage Pass-Through Certificates,
81	Series 2002-S4, Class A4, 6.500%, 10/19/29	85
194	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	200
731	Series 2003-AR8, Class A, VAR, 2.460%, 08/25/33	748
513	Series 2003-AR9, Class 1A6, VAR, 2.444%, 09/25/33	523
120	Series 2003-S4, Class 3A, 5.500%, 06/25/33	125
222	Series 2004-AR3, Class A1, VAR, 2.572%, 06/25/34	226
2,052	Series 2004-AR3, Class A2, VAR, 2.572%, 06/25/34	2,088
516	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	538
489	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	509
1,953	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,062
168	Series 2005-AR2, Class 2A21, VAR, 0.538%, 01/25/45	159
1,642	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,571
1,416	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,494
1,027	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,032
	Wells Fargo Mortgage-Backed Securities Trust,
69	Series 2003-10, Class A1, 4.500%, 09/25/18	71
324	Series 2003-12, Class A2, 4.500%, 11/25/18	334
593	Series 2003-15, Class 1A1, 4.750%, 12/25/18	614
385	Series 2003-17, Class 2A9, PO, 01/25/34	307
206	Series 2003-18, Class A1, 5.500%, 12/25/33	216
692	Series 2003-D, Class A1, VAR, 2.493%, 02/25/33	711
361	Series 2003-F, Class A1, VAR, 4.860%, 06/25/33	368
57	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	58
463	Series 2003-M, Class A1, VAR, 4.678%, 12/25/33	478
292	Series 2004-B, Class A1, VAR, 4.966%, 02/25/34	299
320	Series 2004-DD, Class 2A8, VAR, 2.617%, 01/25/35	279
327	Series 2004-EE, Class 3A1, VAR, 3.049%, 12/25/34	339
451	Series 2004-EE, Class 3A2, VAR, 3.049%, 12/25/34	469
1,003	Series 2004-K, Class 1A2, VAR, 2.614%, 07/25/34	1,027
100	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	102
364	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	347
1,182	Series 2004-U, Class A1, VAR, 2.820%, 10/25/34	1,194
276	Series 2005-1, Class 1A1, 4.750%, 01/25/20	290
759	Series 2005-1, Class B1, VAR, 4.927%, 01/25/20	725
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,186
359	Series 2005-13, Class A1, 5.000%, 11/25/20	380
29	Series 2005-AR13, Class A1, VAR, 5.235%, 05/25/35	29
1,279	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	1,263

		175,994

	Total Collateralized Mortgage Obligations (Cost $494,906)	521,097

Commercial Mortgage-Backed Securities — 6.5%
1,711	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,720

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	545
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,645
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,155
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	4,053
3,032	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e)	3,023
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.362%, 11/10/42	1,820
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,145
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,063
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,172
1,331	Series 2005-6, Class ASB, VAR, 5.363%, 09/10/47	1,372
	Banc of America Re-REMIC Trust,
500	Series 2009-UB1, Class A4A, VAR, 5.690%, 06/24/50 (e)	569
2,985	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,074
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,246
	Bear Stearns Commercial Mortgage Securities,
1,425	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,505
47	Series 2004-T14, Class A3, 4.800%, 01/12/41	47
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	698
2,570	Series 2006-PW11, Class A4, VAR, 5.619%, 03/11/39	2,908
75	Series 2006-PW12, Class A4, VAR, 5.894%, 09/11/38	86
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	289
4,000	Series 2007-PW16, Class AM, VAR, 5.907%, 06/11/40	4,495
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	2,115
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
5,000	Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	5,267
500	Series 2005-CD1, Class AM, VAR, 5.393%, 07/15/44	549
90,326	Series 2007-CD4, Class XC, IO, VAR, 0.198%, 12/11/49 (e)	697
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,178
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,596
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,626
2,045	Series 2012-CR2, Class XA, IO, VAR, 2.137%, 08/15/45	262
	Commercial Mortgage Pass-Through Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.855%, 03/15/39	1,696
129,717	Series 2007-C2, Class AX, IO, VAR, 0.229%, 01/15/49 (e)	615
	CS First Boston Mortgage Securities Corp.,
3,000	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	3,206
2,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	2,041
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,501
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,498
1,988	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,995
20,343	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.612%, 07/10/44 (e)	1,425
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,513
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,644
51,567	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.091%, 05/15/35	1,163
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	714

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Greenwich Capital Commercial Funding Corp.,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,463
7,402	Series 2006-GG7, Class AM, VAR, 6.064%, 07/10/38	8,240
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,288
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	525
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	891
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,561
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.540%, 08/12/37	2,683
195,772	Series 2005-CB11, Class X1, IO, VAR, 0.253%, 08/12/37 (e)	583
2,000	Series 2005-CB13, Class A4, VAR, 5.465%, 01/12/43	2,206
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	215
625	Series 2005-LDP4, Class AM, VAR, 4.999%, 10/15/42	680
266,093	Series 2005-LDP5, Class X1, IO, VAR, 0.091%, 12/15/44 (e)	753
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,126
84,498	Series 2006-CB15, Class X1, IO, VAR, 0.122%, 06/12/43	586
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,367
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,470
609	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	691
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	1,020
1,160	Series 2006-LDP7, Class A4, VAR, 6.065%, 04/15/45	1,341
25,049	Series 2006-LDP8, Class X, IO, VAR, 0.729%, 05/15/45	410
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,002
11,515	Series 2010-C2, Class XA, IO, VAR, 2.126%, 11/15/43 (e)	1,049
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,260
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,098
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	453
1,060	Series 2006-C4, Class A4, VAR, 6.063%, 06/15/38	1,224
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	648
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,368
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.438%, 11/12/37	669
1,425	Series 2005-CKI1, Class AM, VAR, 5.438%, 11/12/37	1,568
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,949
1,750	Series 2005-LC1, Class AJ, VAR, 5.563%, 01/12/44	1,901
2,000	Series 2005-LC1, Class AM, VAR, 5.504%, 01/12/44	2,212
1,755	Series 2006-C1, Class A4, VAR, 5.874%, 05/12/39	2,012
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.666%, 02/12/39	1,951
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	284
113,346	Series 2006-4, Class XC, IO, VAR, 0.237%, 12/12/49 (e)	1,415
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	13,024
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,966
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	721
1,575	Series 2006-T23, Class AM, VAR, 5.995%, 08/12/41	1,796
93,180	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	574
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	790
269	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	269

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Morgan Stanley Re-REMIC Trust,
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,159
289	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	292
849	Series 2012-XA, Class A, 2.000%, 07/27/49	859
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49	1,119
1,894	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	1,885
2,696	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,711
1,217	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.585%, 08/15/39	1,289
9,314	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.551%, 05/10/45 (e)	1,420
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,340
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,692
17,876	Series 2012-C2, Class XA, IO, VAR, 1.987%, 05/10/63 (e)	1,901
5,291	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,423
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	985
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	204
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	185
250	Series 2006-C25, Class A4, VAR, 5.922%, 05/15/43	286
2,090	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,087
2,500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,855

	Total Commercial Mortgage-Backed Securities (Cost $184,080)	191,925

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Diversified Consumer Services — 0.0% (g)
165	Stewart Enterprises, Inc., 3.125%, 07/15/14	167
	Hotels, Restaurants & Leisure — 0.0% (g)
192	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	192

	Total Consumer Discretionary	359

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	735

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
285	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	285

	Total Convertible Bonds (Cost $1,275)	1,379

Corporate Bonds — 32.8%
	Consumer Discretionary — 3.7%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	50
890	Johnson Controls, Inc., 5.700%, 03/01/41	1,091
720	Lear Corp., 8.125%, 03/15/20	805

		1,946

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,721	1.300%, 07/31/15 (e)	1,733
560	8.500%, 01/18/31	878
	Ford Motor Co.,
130	7.450%, 07/16/31	163
400	9.215%, 09/15/21	516
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		3,290

	Broadcasting & Cable TV — 0.7%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,750	5.250%, 09/30/22	1,763
960	6.500%, 04/30/21	1,036
653	6.625%, 01/31/22	710
765	7.000%, 01/15/19	828
1,625	7.375%, 06/01/20	1,808
330	8.125%, 04/30/20	371
478	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	510
	CSC Holdings LLC,
75	6.750%, 11/15/21 (e)	83
1,500	8.625%, 02/15/19	1,770
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	592
580	6.000%, 08/15/40	632
	DISH DBS Corp.,
433	4.625%, 07/15/17	447
680	5.875%, 07/15/22	728
1,010	6.750%, 06/01/21	1,141
5	7.125%, 02/01/16	6
1,675	7.875%, 09/01/19	1,981
200	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	202
	Mediacom LLC/Mediacom Capital Corp.,
160	7.250%, 02/15/22	172
872	9.125%, 08/15/19	963
600	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19 (e)	614
561	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	561
1,040	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,115
884	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	968
526	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	568
	Virgin Media Finance plc, (United Kingdom),
780	4.875%, 02/15/22	802
401	8.375%, 10/15/19	459

		20,845

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,323	7.625%, 10/01/18	1,578
270	8.000%, 11/15/21	333
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	661

		2,572

	Gaming — 0.5%
390	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	401
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (i)	1,323
1,116	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17	1,203
711	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	805
	MGM Resorts International,
1,650	9.000%, 03/15/20	1,835
675	10.000%, 11/01/16	771
825	11.375%, 03/01/18	980
875	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	914
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	939
500	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e)	497
775	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	808
2,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	2,599
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
360	5.375%, 03/15/22	382
1,000	7.875%, 05/01/20	1,147

		14,604

	Hotels, Restaurants & Leisure — 0.3%
713	Cinemark USA, Inc., 8.625%, 06/15/19	788
	Host Hotels & Resorts LP,
450	4.750%, 03/01/23	477
700	5.250%, 03/15/22	768
2,625	6.000%, 11/01/20	2,888
250	6.000%, 10/01/21	287
	Real Mex Restaurants, Inc.,
232	11.000%, 03/15/14 (i)	232
385	12.000%, 03/15/14 (i)	385
175	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	183
	Speedway Motorsports, Inc.,
900	6.750%, 02/01/19	945
15	8.750%, 06/01/16	16
910	Vail Resorts, Inc., 6.500%, 05/01/19	979

		7,948

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Household Durables — 0.3%
	100	American Standard Americas, 10.750%, 01/15/16 (e)	97
		D.R. Horton, Inc.,
	373	4.375%, 09/15/22	374
	1,570	5.625%, 01/15/16	1,703
	192	KB Home, 7.500%, 09/15/22	208
		Lennar Corp.,
	160	4.750%, 12/15/17 (e)	165
	1,150	6.950%, 06/01/18	1,294
	315	12.250%, 06/01/17	422
	106	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	113
CAD	920	Mattamy Group Corp., (Canada), 6.875%, 11/15/20 (e)	927

	420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	469
		PulteGroup, Inc.,
	400	7.625%, 10/15/17	467
	69	7.875%, 06/15/32	74
		Standard Pacific Corp.,
	1,085	8.375%, 05/15/18	1,253
	375	10.750%, 09/15/16	460
	240	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	252
		Toll Brothers Finance Corp.,
	375	5.875%, 02/15/22	425
	750	6.750%, 11/01/19	885

			9,588

		Leisure Equipment & Products — 0.0% (g)
	968	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	917

		Media — 1.1%
		Cablevision Systems Corp.,
	160	5.875%, 09/15/22	157
	300	7.750%, 04/15/18	328
	480	8.000%, 04/15/20	530
		CBS Corp.,
	200	7.875%, 07/30/30	280
	160	8.875%, 05/15/19	218
		Clear Channel Communications, Inc.,
	340	9.000%, 12/15/19 (e)	308
	1,500	9.000%, 03/01/21	1,324
		Clear Channel Worldwide Holdings, Inc.,
	216	6.500%, 11/15/22 (e)	215
	584	6.500%, 11/15/22 (e)	587
	240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	359
		Comcast Corp.,
	850	5.900%, 03/15/16	983
	240	6.300%, 11/15/17	296
	435	6.500%, 11/15/35	563
	177	6.550%, 07/01/39	235
	281	Discovery Communications LLC, 4.950%, 05/15/42	305
	750	Gannett Co., Inc., 7.125%, 09/01/18	816
	1,000	Historic TW, Inc., 9.150%, 02/01/23	1,468
		Intelsat Jackson Holdings S.A., (Luxembourg),
	300	7.250%, 04/01/19	320
	225	8.500%, 11/01/19	251
	808	Lamar Media Corp., 5.000%, 05/01/23 (e)	810
	630	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	696
	810	NBCUniversal Media LLC, 5.950%, 04/01/41	991
		News America, Inc.,
	600	6.750%, 01/09/38	742
	800	7.750%, 01/20/24	1,019
	200	7.850%, 03/01/39	286
	147	8.875%, 04/26/23	197
	2,555	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	2,549
	2,091	Radio One, Inc., 12.500%, 05/24/16	1,871
	525	Regal Cinemas Corp., 8.625%, 07/15/19	576
	2,080	Sirius XM Radio, Inc., 5.250%, 08/15/22 (e)	2,075
	385	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	402
		Thomson Reuters Corp., (Canada),
	1,960	3.950%, 09/30/21	2,166
	280	4.700%, 10/15/19	319
	410	5.950%, 07/15/13	423
	200	6.500%, 07/15/18	251
	335	Time Warner Cable, Inc., 7.300%, 07/01/38	447
		Time Warner Entertainment Co. LP,
	415	8.375%, 03/15/23	593
	1,445	8.375%, 07/15/33	2,106
	182	Time Warner, Inc., 5.375%, 10/15/41	206
	1,000	Univision Communications, Inc., 7.875%, 11/01/20 (e)	1,068
	852	Valassis Communications, Inc., 6.625%, 02/01/21	880

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
50	Viacom, Inc., 6.875%, 04/30/36	68
	Walt Disney Co. (The),
646	0.450%, 12/01/15	643
500	0.875%, 12/01/14	504
500	5.875%, 12/15/17	615
	WMG Acquisition Corp.,
795	6.000%, 01/15/21 (e)	815
50	11.500%, 10/01/18	56

		32,917

	Multiline Retail — 0.1%
328	Dollar General Corp., 4.125%, 07/15/17	344
200	Kohl’s Corp., 4.000%, 11/01/21	215
	QVC, Inc.,
170	5.125%, 07/02/22 (e)	180
75	7.125%, 04/15/17 (e)	79
75	7.375%, 10/15/20 (e)	83
2,050	7.500%, 10/01/19 (e)	2,258
310	Target Corp., 7.000%, 01/15/38	458

		3,617

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	235
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,281
	Limited Brands, Inc.,
400	5.625%, 02/15/22	432
1,600	8.500%, 06/15/19	1,952
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	137
951	7.110%, 05/15/37	1,308
651	Neebo, Inc., 15.000%, 06/30/16 (e)	488
1,571	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	1,701
200	Staples, Inc., 9.750%, 01/15/14	219
1,000	Toys R Us-Delaware, Inc., 7.375%, 09/01/16 (e)	1,025
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,868

		10,646

	Total Consumer Discretionary	108,890

	Consumer Staples — 1.7%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	392
550	5.750%, 04/01/36	711
280	7.550%, 10/01/30	404
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	544
275	7.750%, 01/15/19	370
	Constellation Brands, Inc.,
290	6.000%, 05/01/22	332
1,340	7.250%, 09/01/16	1,548
175	7.250%, 05/15/17	205
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	648
325	5.500%, 04/01/13	330
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,533
365	8.000%, 09/15/22	532
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	678
	PepsiCo, Inc.,
1,235	1.250%, 08/13/17	1,250
572	3.000%, 08/25/21	613
800	3.750%, 03/01/14	832
70	7.900%, 11/01/18	96
70	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	84
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,274

		12,376

	Food & Staples Retailing — 0.8%
2,162	Costco Wholesale Corp., 0.650%, 12/07/15	2,165
	CVS Caremark Corp.,
225	5.750%, 06/01/17	270
555	6.125%, 09/15/39	711
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,727
	Kroger Co. (The),
215	6.400%, 08/15/17	261
1,162	7.500%, 04/01/31	1,526
300	7.700%, 06/01/29	396
2,300	New Albertsons, Inc., 7.450%, 08/01/29	1,288
	Rite Aid Corp.,
169	7.500%, 03/01/17	173
1,500	8.000%, 08/15/20	1,683
6,000	9.500%, 06/15/17	6,180
	SUPERVALU, Inc.,
135	7.500%, 11/15/14	128
2,000	8.000%, 05/01/16	1,840
182	Walgreen Co., 1.800%, 09/15/17	184

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,680
160	5.250%, 09/01/35	198
1,000	6.200%, 04/15/38	1,384
260	7.550%, 02/15/30	389

		22,183

	Food Products — 0.4%
380	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	401
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	378
655	8.500%, 06/15/19	849
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	168
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	358
800	3.300%, 03/01/22 (e)	833
200	6.000%, 11/27/17 (e)	241
360	6.625%, 09/15/37 (e)	493
1,000	7.350%, 03/06/19 (e)	1,265
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	329
135	7.000%, 04/15/19	168
199	Eurofresh, Inc., 15.000%, 11/18/16 (i)	–
	JBS USA LLC/JBS USA Finance, Inc.,
746	8.250%, 02/01/20 (e)	774
367	11.625%, 05/01/14	413
737	Kellogg Co., 3.125%, 05/17/22	773
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22 (e)	458
488	5.000%, 06/04/42 (e)	548
599	6.125%, 08/23/18 (e)	738
575	6.875%, 01/26/39 (e)	779
	Mondelez International, Inc.,
211	6.125%, 02/01/18	258
335	6.500%, 08/11/17	412
	Smithfield Foods, Inc.,
180	6.625%, 08/15/22	191
500	7.750%, 07/01/17	569

		11,396

	Household Products — 0.1%
575	Armored Autogroup, Inc., 9.250%, 11/01/18	455
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,236
730	Procter & Gamble-ESOP, 9.360%, 01/01/21	968
1,375	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,488

		4,147

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	259

	Total Consumer Staples	50,361

	Energy — 3.3%
	Energy Equipment & Services — 0.4%
720	Baker Hughes, Inc., 5.125%, 09/15/40	881
322	Cameron International Corp., 1.600%, 04/30/15	325
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	87
	Halliburton Co.,
250	7.450%, 09/15/39	378
275	7.600%, 08/15/96 (e)	427
700	8.750%, 02/15/21	1,003
	Key Energy Services, Inc.,
292	6.750%, 03/01/21 (e)	291
445	6.750%, 03/01/21	446
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	454
100	2.600%, 12/01/22	101
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	104
850	Oil States International, Inc., 6.500%, 06/01/19	903
450	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	473
550	PHI, Inc., 8.625%, 10/15/18	586
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21	219
360	6.625%, 11/15/20	380
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	236
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	200
700	6.500%, 10/05/15	727
210	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	211
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,542

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	296
520	Unit Corp., 6.625%, 05/15/21 (e)	529

		11,799

	Oil, Gas & Consumable Fuels — 2.9%
1,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,060
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	226
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	343
405	7.000%, 05/20/22	442
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,387
649	6.500%, 05/20/21	691
278	Anadarko Holding Co., 7.150%, 05/15/28	335
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	446
125	7.625%, 03/15/14	135
100	7.950%, 06/15/39	145
225	8.700%, 03/15/19	307
250	ANR Pipeline Co., 9.625%, 11/01/21	375
450	Antero Resources Finance Corp., 6.000%, 12/01/20 (e)	451
	Apache Corp.,
346	2.625%, 01/15/23	347
775	6.900%, 09/15/18	984
	Bill Barrett Corp.,
450	7.000%, 10/15/22	450
250	7.625%, 10/01/19	259
375	9.875%, 07/15/16	411
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	207
385	3.245%, 05/06/22	405
1,835	3.875%, 03/10/15	1,960
515	4.750%, 03/10/19	602
325	5.250%, 11/07/13	339
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,154
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	429
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	126
404	4.450%, 09/15/42	420
	Chesapeake Energy Corp.,
520	6.500%, 08/15/17	548
800	6.775%, 03/15/19	802
285	6.875%, 08/15/18	299
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	470
537	Chevron Corp., 1.104%, 12/05/17	540
190	Cimarex Energy Co., 5.875%, 05/01/22	203
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	521
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	484
500	8.500%, 12/15/19	542
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	403
815	8.375%, 10/15/17	848
309	9.500%, 06/15/20	328
	Concho Resources, Inc.,
545	6.500%, 01/15/22	594
1,460	7.000%, 01/15/21	1,610
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	638
	ConocoPhillips,
275	5.750%, 02/01/19	342
750	6.500%, 02/01/39	1,066
410	7.000%, 03/30/29	550
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	425
	CONSOL Energy, Inc.,
100	8.000%, 04/01/17	107
750	8.250%, 04/01/20	801
	Continental Resources, Inc.,
691	5.000%, 09/15/22	733
160	7.125%, 04/01/21	180
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	552
236	Devon Energy Corp., 3.250%, 05/15/22	247
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	394
	El Paso LLC,
1,900	6.875%, 06/15/14	2,040
150	7.000%, 06/15/17	172
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	183

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Encana Corp., (Canada),
150	6.500%, 05/15/19	186
215	6.625%, 08/15/37	268
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,282
	EOG Resources, Inc.,
472	2.625%, 03/15/23	479
1,700	4.100%, 02/01/21	1,960
200	6.875%, 10/01/18	256
	EP Energy LLC/EP Energy Finance, Inc.,
255	6.875%, 05/01/19 (e)	276
853	9.375%, 05/01/20 (e)	945
164	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22 (e)	170
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	291
500	Forest Oil Corp., 7.250%, 06/15/19	500
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	238
1,370	8.000%, 02/15/20 (e)	1,500
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20 (e)	354
150	8.250%, 03/15/18	160
650	HollyFrontier Corp., 9.875%, 06/15/17	709
396	Inergy Midstream LP/Finance Corp., 6.000%, 12/15/20 (e)	403
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	423
575	Reg. S., 7.000%, 05/05/20	713
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	211
410	Marathon Oil Corp., 6.000%, 10/01/17	499
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
1,000	5.500%, 02/15/23	1,053
500	6.250%, 06/15/22	544
415	6.750%, 11/01/20	452
186	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	193
	Newfield Exploration Co.,
288	5.625%, 07/01/24	308
625	5.750%, 01/30/22	680
750	6.875%, 02/01/20	807
890	7.125%, 05/15/18	939
1,641	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	1,518
210	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	241
504	Occidental Petroleum Corp., 2.700%, 02/15/23	522
697	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	732
	Peabody Energy Corp.,
1,075	6.000%, 11/15/18	1,124
675	6.250%, 11/15/21	700
325	6.500%, 09/15/20	346
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	91
97	6.625%, 06/15/35	123
354	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	372
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	444
200	6.000%, 05/03/42 (e)	226
200	6.500%, 05/27/41 (e)	238
80	Petrobras International Finance Co.-Pifco, (Cayman Islands), 6.875%, 01/20/40	102
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	539
335	7.875%, 06/15/26	484
	Petroleos de Venezuela S.A., (Venezuela),
569	4.900%, 10/28/14	536
961	5.375%, 04/12/27	656
140	Reg. S., 9.750%, 05/17/35	126
	Petroleos Mexicanos, (Mexico),
370	4.875%, 01/24/22	418
495	5.500%, 01/21/21	579
210	5.500%, 06/27/44	230
MXN 1,840	7.650%, 11/24/21 (e)	153
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	150
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	178
1,075	7.500%, 01/15/20	1,365
	Plains Exploration & Production Co.,
563	6.500%, 11/15/20	574
563	6.875%, 02/15/23	580
	QEP Resources, Inc.,
286	5.250%, 05/01/23	300
475	5.375%, 10/01/22	501
1,315	6.875%, 03/01/21	1,509
	Range Resources Corp.,
456	5.000%, 08/15/22	475
200	5.750%, 06/01/21	213
61	6.750%, 08/01/20	67
25	7.250%, 05/01/18	26

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
		Regency Energy Partners LP/Regency Energy Finance Corp.,
	635	5.500%, 04/15/23	667
	770	6.500%, 07/15/21	839
	740	Samson Investment Co., 9.750%, 02/15/20 (e)	783
		Shell International Finance B.V., (Netherlands),
	425	1.125%, 08/21/17	428
	1,030	1.875%, 03/25/13	1,035
	679	3.100%, 06/28/15	721
	500	4.300%, 09/22/19	582
	200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	232
		SM Energy Co.,
	350	6.500%, 11/15/21	369
	315	6.500%, 01/01/23	332
	1,790	6.625%, 02/15/19	1,893
	375	Southern Star Central Corp., 6.750%, 03/01/16	382
	145	Spectra Energy Capital LLC, 7.500%, 09/15/38	203
		Statoil ASA, (Norway),
	263	2.450%, 01/17/23	262
	417	3.150%, 01/23/22	445
	435	7.150%, 11/15/25	623
	815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,118
	1,000	Swift Energy Co., 7.125%, 06/01/17	1,030
		Talisman Energy, Inc., (Canada),
	750	5.500%, 05/15/42	849
	250	5.850%, 02/01/37	286
	120	7.750%, 06/01/19	155
		Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	1,700	5.250%, 05/01/23 (e)	1,738
	400	6.375%, 08/01/22 (e)	434
	400	6.875%, 02/01/21	438
	295	7.875%, 10/15/18	322
NOK	3,000	Teekay LNG Partners LP, VAR, 7.100%, 05/03/17	541
		Tesoro Corp.,
	187	4.250%, 10/01/17	191
	296	5.375%, 10/01/22	308
	631	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	656
	640	Tosco Corp., 8.125%, 02/15/30	962
		Total Capital International S.A., (France),
	469	0.750%, 01/25/16	470
	206	1.550%, 06/28/17	210
	1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,991
	282	Western Refining, Inc., 11.250%, 06/15/17 (e)	309
		WPX Energy, Inc.,
	475	5.250%, 01/15/17	502
	707	6.000%, 01/15/22	757

			87,358

		Total Energy	99,157

		Financials — 10.7%
		Capital Markets — 1.6%
		Bank of New York Mellon Corp. (The),
	1,033	2.400%, 01/17/17	1,090
	440	2.500%, 01/15/16	461
	525	2.950%, 06/18/15	554
	530	4.600%, 01/15/20	615
		BlackRock, Inc.,
	696	3.375%, 06/01/22	747
	978	5.000%, 12/10/19	1,165
	1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,127
	750	Charles Schwab Corp. (The), 3.225%, 09/01/22 (e)	759
	2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,835
		Deutsche Bank AG, (Germany),
	1,475	3.250%, 01/11/16	1,566
	375	3.875%, 08/18/14	395
	1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,009
		Goldman Sachs Group, Inc. (The),
	1,276	3.300%, 05/03/15	1,329
	920	3.625%, 02/07/16	975
	326	3.700%, 08/01/15	344
	2,780	5.150%, 01/15/14	2,903
	1,191	5.250%, 07/27/21	1,362
	819	5.375%, 03/15/20	938
	450	5.750%, 10/01/16	513
	2,100	5.950%, 01/18/18	2,431
	102	6.000%, 06/15/20	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
115	6.250%, 09/01/17	134
965	6.750%, 10/01/37	1,074
205	7.500%, 02/15/19	257
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	969
140	6.450%, 06/08/27	147
880	8.500%, 07/15/19	1,032
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	54
1,000	5.750%, 05/17/13 (d)	230
295	8.500%, 08/01/15 (d)	68
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	702
2,125	7.300%, 08/01/14 (e)	2,302
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	586
1,710	6.875%, 04/25/18	2,057
	Morgan Stanley,
198	4.000%, 07/24/15	207
505	4.200%, 11/20/14	528
1,690	5.300%, 03/01/13	1,709
243	5.500%, 07/24/20	274
2,450	5.500%, 07/28/21	2,802
310	5.625%, 09/23/19	350
920	5.750%, 01/25/21	1,051
150	6.000%, 05/13/14	159
1,315	6.000%, 04/28/15	1,433
320	6.250%, 08/28/17	360
1,250	6.625%, 04/01/18	1,456
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	212
407	6.700%, 03/04/20	480
740	Northern Trust Co. (The), 5.850%, 11/09/17	887
113	Northern Trust Corp., 5.500%, 08/15/13	117
200	State Street Corp., 4.300%, 05/30/14	211
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	308
650	3.875%, 01/15/15	687
900	5.750%, 04/25/18	1,075
450	5.875%, 12/20/17	536

		47,693

	Commercial Banks — 3.6%
705	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	741
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	574
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	207
	Bank of America Corp.,
1,540	5.000%, 05/13/21	1,766
2,205	5.625%, 07/01/20	2,603
695	5.650%, 05/01/18	805
1,825	6.500%, 08/01/16	2,120
1,500	6.975%, 03/07/37	1,667
1,005	7.375%, 05/15/14	1,091
500	7.800%, 09/15/16	588
4,325	VAR, 8.000%, 01/30/18 (x)	4,769
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	213
	Bank of Montreal, (Canada),
1,037	1.300%, 10/31/14 (e)	1,054
1,278	1.400%, 09/11/17	1,284
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,116
614	3.400%, 01/22/15	649
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	720
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	207
1,615	2.500%, 01/23/13	1,620
980	6.050%, 12/04/17 (e)	1,074
	BB&T Corp.,
783	1.600%, 08/15/17	794
225	3.375%, 09/25/13	230
1,250	3.950%, 04/29/16	1,370
500	4.900%, 06/30/17	569
150	6.850%, 04/30/19	191
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,759
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	148
150	3.500%, 11/07/22 (e)	152
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,370
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	1,052
125	5.250%, 03/15/18	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Commercial Banks — Continued
	503	5.375%, 05/15/20	537
	155	6.625%, 04/01/18 (e)	173
	1,045	Comerica Bank, 5.200%, 08/22/17	1,211
	185	Comerica, Inc., 3.000%, 09/16/15	196
	400	Countrywide Capital III, 8.050%, 06/15/27	460
	500	Fifth Third Bancorp, 5.450%, 01/15/17	564
		HSBC Bank plc, (United Kingdom),
	728	1.625%, 07/07/14 (e)	743
	927	4.125%, 08/12/20 (e)	1,035
	650	4.750%, 01/19/21 (e)	756
	395	HSBC Bank USA N.A., 6.000%, 08/09/17	462
		HSBC Holdings plc, (United Kingdom),
	1,371	4.000%, 03/30/22	1,507
	415	4.875%, 01/14/22	484
	250	HSBC USA, Inc., 2.375%, 02/13/15	257
	761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	809
	725	KeyCorp, 6.500%, 05/14/13	744
	995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,085
	1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,520
		National Australia Bank Ltd., (Australia),
	875	2.000%, 06/20/17 (e)	908
	2,710	2.500%, 01/08/13 (e)	2,715
	255	3.750%, 03/02/15 (e)	271
	1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,441
	1,500	National City Bank, 4.625%, 05/01/13	1,525
		Nordea Bank AB, (Sweden),
	1,800	3.125%, 03/20/17 (e)	1,917
	886	4.875%, 05/13/21 (e)	941
		PNC Funding Corp.,
	1,115	3.000%, 05/19/14	1,154
	1,057	4.375%, 08/11/20	1,218
	625	5.250%, 11/15/15	699
	625	5.625%, 02/01/17	726
		Rabobank Nederland N.V., (Netherlands),
	2,150	3.200%, 03/11/15 (e)	2,254
NOK	16,500	3.500%, 04/18/17	2,987
	1,045	4.500%, 01/11/21	1,183
		Regions Bank,
	2,250	6.450%, 06/26/37	2,346
	1,965	7.500%, 05/15/18	2,358
	30	Regions Financial Corp., 7.375%, 12/10/37	33
		Royal Bank of Canada, (Canada),
	3,919	1.200%, 09/19/17	3,945
	1,200	2.300%, 07/20/16	1,256
	6,750	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.108%, 03/09/15	6,348
	300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	328
	1,545	Sparebank 1 Boligkreditt AS, (Norway), 1.750%, 11/15/19 (e)	1,535
		Standard Chartered plc, (United Kingdom),
	225	5.500%, 11/18/14 (e)	243
	200	8.250%, 06/17/32 (i)	204
	2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,789
		Toronto-Dominion Bank (The), (Canada),
	570	1.500%, 03/13/17 (e)	586
	2,500	2.200%, 07/29/15 (e)	2,610
	2,000	U.S. Bancorp, 7.500%, 06/01/26	2,648
	500	UnionBanCal Corp., 5.250%, 12/16/13	521
		Wachovia Bank N.A.,
	750	6.000%, 11/15/17	904
	750	6.600%, 01/15/38	1,040
	3,175	Wachovia Capital Trust III, VAR, 5.570%, 01/03/13 (x)	3,163
		Wachovia Corp.,
	760	5.500%, 05/01/13	776
	1,555	5.750%, 02/01/18	1,874
	515	SUB, 7.574%, 08/01/26	718
		Wells Fargo & Co.,
	1,665	5.625%, 12/11/17	1,997
	1,025	SUB, 3.676%, 06/15/16	1,116
		Westpac Banking Corp., (Australia),
	670	4.200%, 02/27/15	720
	942	4.875%, 11/19/19	1,102

			107,278

		Consumer Finance — 1.3%
		Ally Financial, Inc.,
	1,500	6.250%, 12/01/17	1,657
	2,025	8.000%, 11/01/31	2,572
	475	American Express Co., 7.250%, 05/20/14	519
		American Express Credit Corp.,
	1,300	1.750%, 06/12/15	1,327
	405	2.375%, 03/24/17	426
	861	2.800%, 09/19/16	915
	1,115	5.125%, 08/25/14	1,199

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Consumer Finance — Continued
	1,110	5.875%, 05/02/13	1,134
	1,100	7.300%, 08/20/13	1,153
		American Honda Finance Corp.,
	200	2.125%, 02/28/17 (e)	206
	375	2.375%, 03/18/13 (e)	377
	810	4.625%, 04/02/13 (e)	821
	835	7.625%, 10/01/18 (e)	1,092
		Capital One Financial Corp.,
	485	6.750%, 09/15/17	598
	1,190	7.375%, 05/23/14	1,301
		Caterpillar Financial Services Corp.,
	325	1.100%, 05/29/15	328
	1,242	1.250%, 11/06/17	1,248
	800	1.550%, 12/20/13	809
	581	2.850%, 06/01/22	601
	850	5.450%, 04/15/18	1,023
		Ford Motor Credit Co. LLC,
	505	3.984%, 06/15/16	534
	639	4.207%, 04/15/16	679
	325	5.750%, 02/01/21	369
	1,250	5.875%, 08/02/21	1,432
	1,000	8.125%, 01/15/20	1,271
		HSBC Finance Corp.,
	1,000	5.000%, 06/30/15	1,087
	400	7.350%, 11/27/32	483
		John Deere Capital Corp.,
	551	0.950%, 06/29/15	554
	236	1.200%, 10/10/17	238
	290	1.700%, 01/15/20	289
	610	2.250%, 04/17/19	632
	515	5.350%, 04/03/18	619
		PACCAR Financial Corp.,
	700	1.550%, 09/29/14	712
	555	1.600%, 03/15/17	567
	143	Springleaf Finance Corp., 6.900%, 12/15/17	127
		Toyota Motor Credit Corp.,
	7,230	2.000%, 09/15/16	7,496
	670	3.200%, 06/17/15	712
	662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	667

			37,774

		Diversified Financial Services — 1.6%
	2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,336
	500	Block Financial LLC, 5.125%, 10/30/14	527
	15,277	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	267
	852	Cardtronics, Inc., 8.250%, 09/01/18	950
		Citigroup, Inc.,
	1,300	2.250%, 08/07/15	1,334
	1,117	4.587%, 12/15/15	1,221
	480	4.750%, 05/19/15	519
	291	5.375%, 08/09/20	343
	1,550	5.500%, 02/15/17	1,720
	415	6.000%, 12/13/13	437
	24	6.000%, 08/15/17	28
	865	6.010%, 01/15/15	948
	260	6.375%, 08/12/14	282
	838	6.625%, 01/15/28	1,026
	645	6.875%, 06/01/25	834
	1,115	7.000%, 12/01/25	1,415
	1,064	8.500%, 05/22/19	1,424
	581	VAR, 5.950%, 01/30/23 (x)	591
		CME Group, Inc.,
	950	3.000%, 09/15/22	974
	845	5.400%, 08/01/13	873
	855	5.750%, 02/15/14	906
EUR	1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,725
		General Electric Capital Corp.,
	436	1.600%, 11/20/17	436
JPY	100,000	2.215%, 11/20/20	1,285
	4,671	2.300%, 04/27/17	4,827
	750	3.150%, 09/07/22	767
	294	5.300%, 02/11/21	340
	1,115	5.625%, 05/01/18	1,328
	3,370	5.875%, 01/14/38	4,086
	130	5.900%, 05/13/14	140
	1,100	6.750%, 03/15/32	1,435
	145	6.875%, 01/10/39	197
	2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,343

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	438
257	3.250%, 11/08/22 (e)	260
1,400	ILFC E-Capital Trust I, VAR, 4.520%, 12/21/65 (e)	985
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	486
	International Lease Finance Corp.,
845	8.250%, 12/15/20	984
320	8.625%, 09/15/15	356
1,820	8.750%, 03/15/17	2,082
600	8.875%, 09/01/17	696
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	405
170	10.375%, 11/01/18	252
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	651
625	5.875%, 03/15/22 (e)	652
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,291
505	Textron Financial Corp., 5.400%, 04/28/13	514
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	120

		49,036

	Insurance — 1.6%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,460
	Aflac, Inc.,
199	2.650%, 02/15/17	210
78	4.000%, 02/15/22	86
558	6.450%, 08/15/40	695
190	Allstate Corp. (The), 7.450%, 05/16/19	251
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,155
2,850	American International Group, Inc., VAR, 8.175%, 05/15/58	3,562
	Aon Corp.,
191	3.500%, 09/30/15	202
240	6.250%, 09/30/40	319
	Berkshire Hathaway Finance Corp.,
475	3.000%, 05/15/22	499
1,000	5.400%, 05/15/18	1,209
500	5.750%, 01/15/40	624
1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	1,064
315	Chubb Corp. (The), 5.750%, 05/15/18	390
642	CNA Financial Corp., 5.875%, 08/15/20	756
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,171
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	1,991
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	415
1,535	7.800%, 03/15/37 (e)	1,704
2,201	VAR, 10.750%, 06/15/58 (e)	3,269
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	179
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	397
2,085	2.500%, 10/17/22 (e)	2,075
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,742
160	MetLife, Inc., 6.750%, 06/01/16	191
	Metropolitan Life Global Funding I,
190	2.000%, 01/10/14 (e)	193
400	3.650%, 06/14/18 (e)	441
400	3.875%, 04/11/22 (e)	435
875	5.200%, 09/18/13 (e)	905
315	Monumental Global Funding III, 5.500%, 04/22/13 (e)	321
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,807
1,000	9.375%, 08/15/39 (e)	1,439
	New York Life Global Funding,
800	0.750%, 07/24/15 (e)	801
250	3.000%, 05/04/15 (e)	264

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
1,680	4.650%, 05/09/13 (e)	1,711
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	427
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	428
770	5.150%, 04/15/13 (e)	783
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,571
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	857
175	Principal Financial Group, Inc., 8.875%, 05/15/19	239
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	302
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,167
1,025	5.300%, 04/24/13	1,044
	Prudential Financial, Inc.,
205	7.375%, 06/15/19	262
551	VAR, 5.625%, 06/15/43	552
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	494
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	989
960	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	870

		45,918

	Real Estate Investment Trusts (REITs) — 0.8%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	442
655	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	629
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,999
375	6.250%, 08/15/16	411
300	6.650%, 01/15/18	339
820	DDR Corp., 7.875%, 09/01/20	1,058
1,135	DuPont Fabros Technology LP, 8.500%, 12/15/17	1,246
2,300	First Industrial LP, 6.420%, 06/01/14	2,414
	HCP, Inc.,
342	2.625%, 02/01/20	341
222	3.750%, 02/01/19	235
500	5.375%, 02/01/21	575
3,000	Rouse Co. LLC (The), 5.375%, 11/26/13	3,075
	Simon Property Group LP,
340	5.625%, 08/15/14	367
492	5.650%, 02/01/20	593
915	6.100%, 05/01/16	1,064
675	6.125%, 05/30/18	830
310	6.750%, 05/15/14	332
415	6.750%, 02/01/40	571
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,660
	Weyerhaeuser Co.,
399	7.125%, 07/15/23	475
350	7.375%, 10/01/19	437
1,750	7.375%, 03/15/32	2,237
838	8.500%, 01/15/25	1,138

		22,468

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	357

		1,284
	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	579
674	DNB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	700
	Stadshypotek AB, (Sweden),
3,065	1.450%, 09/30/13 (e)	3,089
2,600	1.875%, 10/02/19 (e)	2,616

		6,984

	Total Financials	317,508

	Health Care — 1.7%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	705
325	5.150%, 11/15/41	371
400	5.375%, 05/15/43	473
289	5.650%, 06/15/42	351
150	5.700%, 02/01/19	181
618	5.750%, 03/15/40	745
300	6.375%, 06/01/37	381
130	6.900%, 06/01/38	177

		3,384

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
250	4.000%, 03/01/14	260
550	4.625%, 03/15/15	599
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	120
400	6.000%, 05/15/39	547
160	Hologic, Inc., 6.250%, 08/01/20 (e)	170

		1,696

	Health Care Providers & Services — 1.0%
224	Aetna, Inc., 4.500%, 05/15/42	236
180	Amsurg Corp., 5.625%, 11/30/20 (e)	182
955	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,005
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	642
600	6.625%, 11/01/20	646
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	369
286	5.875%, 01/31/22 (e)	307
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	533
1,250	6.500%, 09/15/18 (e)	1,403
1,000	6.875%, 07/15/17	1,133
	HCA, Inc.,
730	4.750%, 05/01/23	737
3,600	5.875%, 03/15/22	3,915
1,260	6.500%, 02/15/20	1,414
750	7.250%, 09/15/20	836
200	8.500%, 04/15/19	225
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,203
3,030	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	2,636
600	LifePoint Hospitals, Inc., 6.625%, 10/01/20	644
460	McKesson Corp., 0.950%, 12/04/15	461
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	319
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,281
3,600	Omnicare, Inc., 7.750%, 06/01/20	3,982
900	OnCure Holdings, Inc., 11.750%, 05/15/17	463
	Tenet Healthcare Corp.,
210	4.750%, 06/01/20 (e)	212
440	6.250%, 11/01/18	484
1,395	8.875%, 07/01/19	1,562
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	868
	WellPoint, Inc.,
577	3.125%, 05/15/22	587
1,505	3.300%, 01/15/23	1,549

		30,834

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17 (e)	1,544
500	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 10/15/19 (e)	518
	Endo Health Solutions, Inc.,
450	7.000%, 07/15/19	480
600	7.250%, 01/15/22	641
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,291
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,441
	Novartis Capital Corp.,
435	4.125%, 02/10/14	454
335	4.400%, 04/24/20	394
250	Pfizer, Inc., 6.200%, 03/15/19	319
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	668
1,220	6.000%, 03/01/19 (e)	1,534
950	Valeant Pharmaceuticals International, 6.500%, 07/15/16 (e)	1,002
135	VPI Escrow Corp., 6.375%, 10/15/20 (e)	144
	Wyeth LLC,
2,350	5.500%, 02/01/14	2,488
555	5.500%, 02/15/16	638

		13,556

	Total Health Care	49,470

	Industrials — 3.2%
	Aerospace & Defense — 0.4%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	440
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	933
145	6.375%, 06/01/19 (e)	175
	BE Aerospace, Inc.,
786	5.250%, 04/01/22	829
725	6.875%, 10/01/20	809

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
250	Esterline Technologies Corp., 7.000%, 08/01/20	277
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,231
750	Moog, Inc., 6.250%, 01/15/15	754
	Triumph Group, Inc.,
232	8.000%, 11/15/17	251
575	8.625%, 07/15/18	641
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,809
735	6.125%, 02/01/19	925

		10,074

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	360
	United Parcel Service, Inc.,
24	1.125%, 10/01/17	24
534	2.450%, 10/01/22	542

		926

	Airlines — 0.3%
593	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	605
1,921	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,979
603	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	639
330	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	359
1,014	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,073
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	165
64	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	70
62	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	64
320	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	358
375	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	390
300	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	319
1,140	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,256
1,267	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,248
159	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	182

		8,707

	Building Products — 0.3%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,557
750	6.875%, 08/15/18 (e)	804
700	7.000%, 02/15/20 (e)	763
25	7.500%, 03/15/20 (e)	28
290	HD Supply, Inc., 8.125%, 04/15/19 (e)	327
	Masco Corp.,
2,782	5.950%, 03/15/22	3,086
95	7.125%, 03/15/20	111

		7,676

	Commercial Services & Supplies — 0.5%
1,550	Cenveo Corp., 8.875%, 02/01/18	1,410
	Clean Harbors, Inc.,
550	5.125%, 06/01/21 (e)	562
694	5.250%, 08/01/20	713
280	Corrections Corp. of America, 6.750%, 01/31/14	280
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,876
	Deluxe Corp.,
764	6.000%, 11/15/20 (e)	759
1,000	7.000%, 03/15/19	1,056
	FTI Consulting, Inc.,
909	6.000%, 11/15/22 (e)	930
290	6.750%, 10/01/20	308
251	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	264
	Harland Clarke Holdings Corp.,
1,839	9.500%, 05/15/15	1,637
1,775	VAR, 6.000%, 05/15/15	1,464
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,711
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	169
100	7.390%, 12/02/24 (e)	141
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	11
1,160	6.500%, 08/01/27 (d)	12
265	9.750%, 01/15/15 (d)	3
	R.R. Donnelley & Sons Co.,
125	7.250%, 05/15/18	120
875	7.625%, 06/15/20	842

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
348	Republic Services, Inc., 3.550%, 06/01/22	367

		14,635

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	76
303	2.875%, 05/08/22	313
326	4.375%, 05/08/42	365
	Dycom Investments, Inc.,
480	7.125%, 01/15/21 (e)	500
1,450	7.125%, 01/15/21	1,530
360	Fluor Corp., 3.375%, 09/15/21	389
	New Enterprise Stone & Lime Co., Inc.,
1,500	11.000%, 09/01/18	1,103
679	PIK, 9.000%, 03/15/18 (e)	689
3,145	Tutor Perini Corp., 7.625%, 11/01/18	3,231
	United Rentals North America, Inc.,
215	5.750%, 07/15/18 (e)	232
650	9.250%, 12/15/19	739

		9,167

	Distributors — 0.0% (g)
464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18 (e)	496

	Electrical Equipment — 0.0% (g)
295	Belden, Inc., 5.500%, 09/01/22 (e)	299
232	General Cable Corp., 5.750%, 10/01/22 (e)	237

		536

	Industrial Conglomerates — 0.2%
2,470	3M Co., 1.000%, 06/26/17	2,492
459	Danaher Corp., 3.900%, 06/23/21	518
	General Electric Co.,
425	0.850%, 10/09/15	425
501	2.700%, 10/09/22	511
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	290
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,147
300	6.125%, 08/17/26 (e)	393

		6,776

	Machinery — 0.5%
415	Actuant Corp., 5.625%, 06/15/22	427
2,725	AGCO Corp., 5.875%, 12/01/21	2,976
277	Altra Holdings, Inc., 8.125%, 12/01/16	294
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	495
1,525	Briggs & Stratton Corp., 6.875%, 12/15/20	1,689
	Caterpillar, Inc.,
198	2.600%, 06/26/22	201
680	3.803%, 08/15/42 (e)	682
450	CNH Capital LLC, 6.250%, 11/01/16 (e)	492
550	Eaton Corp., 5.600%, 05/15/18	655
1,000	Griffon Corp., 7.125%, 04/01/18	1,059
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,194
195	Ingersoll-Rand Co., 7.200%, 06/01/25	232
440	Parker Hannifin Corp., 6.250%, 05/15/38	616
	SPX Corp.,
1,500	6.875%, 09/01/17	1,680
250	7.625%, 12/15/14	275
750	Wabtec Corp., 6.875%, 07/31/13	772

		14,739

	Marine — 0.1%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.330%, 07/17/14 (e)	1,577
422	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	429
995	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	950
243	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	224

		3,180

	Road & Rail — 0.5%
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,113
582	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, 7.908%, 01/15/20	705
	Burlington Northern Santa Fe LLC,
510	4.375%, 09/01/42	548
220	5.650%, 05/01/17	262
1,150	6.700%, 08/01/28	1,436
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,331
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	207
280	9.450%, 08/01/21	407

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
1,075	CSX Corp., 7.375%, 02/01/19	1,377
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	201
250	6.375%, 10/15/17 (e)	305
800	6.700%, 06/01/34 (e)	985
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
571	6.125%, 06/15/21	642
375	6.625%, 12/15/20	424
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), 6.950%, 07/10/42 (e)	247
	Norfolk Southern Corp.,
462	2.903%, 02/15/23 (e)	471
1,415	3.250%, 12/01/21	1,497
595	6.000%, 05/23/11	730
576	Ryder System, Inc., 3.600%, 03/01/16	610
	Union Pacific Corp.,
341	4.163%, 07/15/22	389
283	4.300%, 06/15/42	306

		14,193

	Trading Companies & Distributors — 0.1%
	Aircastle Ltd., (Bermuda),
213	6.250%, 12/01/19 (e)	216
1,113	9.750%, 08/01/18	1,258
1,162	Rexel S.A., (France), 6.125%, 12/15/19 (e)	1,203

		2,677

	Transportation Services — 0.0% (g)
77	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	82

	Total Industrials	93,864

	Information Technology — 1.5%
	Communications Equipment — 0.1%
1,850	Avaya, Inc., 10.875%, 11/01/15	1,471
540	Brightstar Corp., 9.500%, 12/01/16 (e)	572
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	637
375	5.900%, 02/15/39	494
	Nokia OYJ, (Finland),
255	5.375%, 05/15/19	230
259	6.625%, 05/15/39	218

		3,622

	Computers & Peripherals — 0.3%
981	Dell, Inc., 3.100%, 04/01/16	1,035
	Hewlett-Packard Co.,
1,113	4.300%, 06/01/21	1,050
480	4.375%, 09/15/21	454
500	5.400%, 03/01/17	531
250	5.500%, 03/01/18	265
600	6.000%, 09/15/41	564
365	NCR Corp., 5.000%, 07/15/22 (e)	370
	Seagate HDD Cayman, (Cayman Islands),
630	6.875%, 05/01/20	657
2,000	7.750%, 12/15/18	2,175
	Sealed Air Corp.,
275	6.500%, 12/01/20 (e)	287
500	7.875%, 06/15/17	535

		7,923

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	435
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	284
624	6.875%, 07/01/13	645
100	7.500%, 01/15/27	125
50	INTCOMEX, Inc., 13.250%, 12/15/14	51
955	Jabil Circuit, Inc., 4.700%, 09/15/22	957
333	Viasystems, Inc., 7.875%, 05/01/19 (e)	324

		2,821

	Internet Software & Services — 0.1%
750	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	833
991	eBay, Inc., 2.600%, 07/15/22	1,007
	Equinix, Inc.,
1,235	7.000%, 07/15/21	1,359
575	8.125%, 03/01/18	632

		3,831

	IT Services — 0.4%
	Fidelity National Information Services, Inc.,
583	5.000%, 03/15/22	609
391	7.625%, 07/15/17	426
	First Data Corp.,
400	6.750%, 11/01/20 (e)	403
600	8.875%, 08/15/20 (e)	657
180	12.625%, 01/15/21	189
900	HP Enterprise Services LLC, 6.000%, 08/01/13	922
875	iGATE Corp., 9.000%, 05/01/16	952

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	IT Services — Continued
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
744	1.950%, 07/22/16	773
720	4.000%, 06/20/42	763
770	5.875%, 11/29/32	1,033
650	7.000%, 10/30/25	945
750	Lender Processing Services, Inc., 5.750%, 04/15/23	783
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,741

		11,412

	Semiconductors & Semiconductor Equipment — 0.2%
1,072	Amkor Technology, Inc., 7.375%, 05/01/18	1,099
1,239	Intel Corp., 3.300%, 10/01/21	1,339
	National Semiconductor Corp.,
575	3.950%, 04/15/15	619
475	6.600%, 06/15/17	590
96	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.090%, 10/15/13	96
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	159
	Texas Instruments, Inc.,
462	1.650%, 08/03/19	465
1,400	2.375%, 05/16/16	1,471

		5,838

	Software — 0.3%
860	Audatex North America, Inc., 6.750%, 06/15/18 (e)	922
655	Intuit, Inc., 5.750%, 03/15/17	761
	Microsoft Corp.,
519	2.125%, 11/15/22	518
595	4.500%, 10/01/40	676
1,071	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,103
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,844
1,000	5.250%, 01/15/16	1,136
241	5.375%, 07/15/40	305
1,030	6.500%, 04/15/38	1,450

		8,715

	Total Information Technology	44,162

	Materials — 2.5%
	Chemicals — 0.6%
	Celanese US Holdings LLC,
345	4.625%, 11/15/22	356
310	6.625%, 10/15/18	340
	CF Industries, Inc.,
650	6.875%, 05/01/18	799
340	7.125%, 05/01/20	430
885	Chemtura Corp., 7.875%, 09/01/18	945
242	Dow Chemical Co. (The), 4.250%, 11/15/20	268
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	746
410	3.250%, 01/15/15	433
1,175	4.900%, 01/15/41	1,422
130	5.000%, 07/15/13	134
625	6.500%, 01/15/28	836
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	334
	LyondellBasell Industries N.V., (Netherlands),
830	5.000%, 04/15/19	922
410	5.750%, 04/15/24	492
850	6.000%, 11/15/21	1,015
	Mosaic Co. (The),
429	3.750%, 11/15/21	461
429	4.875%, 11/15/41	488
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	248
1,106	PolyOne Corp., 7.375%, 09/15/20	1,200
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	455
200	PPG Industries, Inc., 9.000%, 05/01/21	279
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,677
375	5.200%, 03/15/17	442
650	5.250%, 11/15/14	706
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,593

		17,021

	Construction Materials — 0.3%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,633
1,687	Cemex Finance LLC, 8.910%, 09/15/17 (i)	1,678
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	529

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction Materials — Continued
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,093
400	Lafarge S.A., (France), 7.125%, 07/15/36	408
	Vulcan Materials Co.,
535	6.500%, 12/01/16	591
1,050	7.000%, 06/15/18	1,179
2,110	7.500%, 06/15/21	2,384

		9,495

	Containers & Packaging — 0.4%
	Ball Corp.,
950	5.000%, 03/15/22	1,007
1,465	5.750%, 05/15/21	1,582
1,500	6.750%, 09/15/20	1,643
125	7.125%, 09/01/16	134
125	7.375%, 09/01/19	139
718	Constar International, Inc., 11.000%, 12/31/17 (i)	718
20	Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17	21
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	794
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	770
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
575	5.750%, 10/15/20 (e)	588
1,000	6.875%, 02/15/21	1,077
1,975	7.125%, 04/15/19	2,133
2,500	7.875%, 08/15/19	2,750

		13,356

	Metals & Mining — 0.8%
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	385
	ArcelorMittal, (Luxembourg),
2,200	5.000%, 02/25/17	2,215
2,095	6.250%, 02/25/22	2,181
1,725	9.850%, 06/01/19	2,041
326	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	322
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
570	4.800%, 04/15/13	579
575	5.400%, 03/29/17	674
1,110	5.500%, 04/01/14	1,184
120	6.500%, 04/01/19	155
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	296
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	137
1,075	6.875%, 02/01/18 (e)	1,059
1,500	7.000%, 11/01/15 (e)	1,530
40	8.250%, 11/01/19 (e)	41
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,032
1,218	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,334
150	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	159
1,510	Nucor Corp., 6.400%, 12/01/37	2,067
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	801
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	577
1,121	3.750%, 09/20/21	1,214
500	9.000%, 05/01/19	688
	Steel Dynamics, Inc.,
605	6.125%, 08/15/19 (e)	632
605	6.375%, 08/15/22 (e)	632
500	6.750%, 04/01/15	509
	United States Steel Corp.,
754	7.000%, 02/01/18	773
250	7.375%, 04/01/20	255
188	Wolverine Tube, Inc., 6.000%, 06/28/14 (i)	179

		23,815

	Paper & Forest Products — 0.4%
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	12
1,999	7.750%, 06/15/11 (d)	2
7,648	8.375%, 04/01/15 (d)	6
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	1
730	8.850%, 08/01/30 (d)	1
2,750	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,922
1,194	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	1,298
12	Clearwater Paper Corp., 7.125%, 11/01/18	13
1,154	Jefferson Smurfit Corp., 8.250%, 01/01/13 (d)	23
5,650	NewPage Corp., 11.375%, 12/31/14 (d)	2,712
667	PH Glatfelter Co., 5.375%, 10/15/20 (e)	682

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Paper & Forest Products — Continued
1,650	Potlatch Corp., 7.500%, 11/01/19	1,782
1,230	Resolute Forest Products, 10.250%, 10/15/18	1,405
	Sappi Papier Holding GmbH, (Austria),
300	6.625%, 04/15/21 (e)	288
250	7.750%, 07/15/17 (e)	267
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d)	33
2,656	8.375%, 07/01/12 (d)	53

		11,500

	Total Materials	75,187

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.2%
31	AT&T Corp., 8.000%, 11/15/31	48
	AT&T, Inc.,
1,030	5.350%, 09/01/40	1,199
220	5.600%, 05/15/18	267
465	5.800%, 02/15/19	573
1,500	6.300%, 01/15/38	1,925
890	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	1,135
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,256
335	6.550%, 06/15/34	408
100	6.875%, 10/15/31	124
	BellSouth Telecommunications, Inc.,
287	6.300%, 12/15/15	303
330	7.000%, 12/01/95	414
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	126
1,000	8.750%, 06/15/30	1,505
	Frontier Communications Corp.,
785	7.125%, 03/15/19	846
1,896	7.125%, 01/15/23	2,005
1,165	8.125%, 10/01/18	1,325
215	8.500%, 04/15/20	246
770	8.750%, 04/15/22	880
2,150	9.250%, 07/01/21	2,510
	GTE Corp.,
800	6.840%, 04/15/18	1,012
590	6.940%, 04/15/28	797
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,337
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	773
500	Qwest Communications International, Inc., 7.125%, 04/01/18	526
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	577
190	7.721%, 06/04/38	199
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	140
600	5.855%, 02/04/13	603
80	5.877%, 07/15/19	84
156	tw telecom holdings, inc., 5.375%, 10/01/22 (e)	161
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	834
75	7.350%, 04/01/39	113
	Verizon Global Funding Corp.,
920	7.750%, 12/01/30	1,353
290	7.750%, 06/15/32	432
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,778
	Windstream Corp.,
955	7.500%, 06/01/22	991
1,170	7.750%, 10/15/20	1,234
1,013	7.750%, 10/01/21	1,069
10	7.875%, 11/01/17	11
525	8.125%, 08/01/13	546
125	8.125%, 09/01/18	136
200	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	218

		35,019

	Wireless Telecommunication Services — 0.8%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	763
1,266	3.125%, 07/16/22	1,296
300	6.125%, 03/30/40	392
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	478
144	Cricket Communications, Inc., 7.750%, 05/15/16	152
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,316
1,975	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	2,103
3,460	NII Capital Corp., 7.625%, 04/01/21	2,388

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	303
59	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	62
800	Sprint Capital Corp., 8.750%, 03/15/32	950
	Sprint Nextel Corp.,
1,050	7.000%, 03/01/20 (e)	1,215
2,815	7.000%, 08/15/20	3,033
125	8.375%, 08/15/17	145
1,544	9.000%, 11/15/18 (e)	1,903
177	11.500%, 11/15/21	238
1,650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,830
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	261
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,180
870	5.000%, 09/15/15	969
	Wind Acquisition Finance S.A., (Luxembourg),
208	7.250%, 02/15/18 (e)	205
1,500	7.250%, 02/15/18 (e)	1,485
1,175	11.750%, 07/15/17 (e)	1,202
504	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	498

		24,367

	Total Telecommunication Services	59,386

	Utilities — 2.5%
	Electric Utilities — 1.3%
891	Alabama Power Co., 6.125%, 05/15/38	1,204
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,041
	Carolina Power & Light Co.,
607	2.800%, 05/15/22	631
305	4.100%, 05/15/42	322
90	5.300%, 01/15/19	109
500	6.300%, 04/01/38	693
200	Centrais Eletricas Brasileiras S.A., (Brazil), Reg. S., 5.750%, 10/27/21	218
925	Consumers Energy Co., 6.700%, 09/15/19	1,216
	Detroit Edison Co. (The),
340	3.900%, 06/01/21	384
381	3.950%, 06/15/42	399
	DPL, Inc.,
300	6.500%, 10/15/16	316
255	7.250%, 10/15/21	269
	Dubai Electricity & Water Authority, (United Arab Emirates),
120	8.500%, 04/22/15 (e)	136
80	8.500%, 04/22/15 (e)	90
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	901
200	5.250%, 01/15/18	240
1,100	6.050%, 04/15/38	1,470
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	312
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,250
115	Florida Power Corp., 5.650%, 06/15/18	140
	Georgia Power Co.,
562	5.250%, 12/15/15	637
140	5.950%, 02/01/39	184
200	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	210
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,218
1,028	9.400%, 02/01/21	1,536
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,215
480	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	550
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,308
860	MidAmerican Energy Co., 5.300%, 03/15/18	1,035
	Nevada Power Co.,
446	5.375%, 09/15/40	554
600	7.125%, 03/15/19	784
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	269
275	5.350%, 06/15/13	282
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	354
	Northern States Power Co.,
173	5.350%, 11/01/39	224
765	6.250%, 06/01/36	1,078
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	209

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
267	4.500%, 12/15/41	294
1,010	5.625%, 11/30/17	1,233
	PacifiCorp,
700	3.850%, 06/15/21	789
880	5.750%, 04/01/37	1,131
250	7.240%, 08/16/23	338
	Peco Energy Co.,
880	2.375%, 09/15/22	898
1,880	5.350%, 03/01/18	2,280
360	Potomac Electric Power Co., 6.500%, 11/15/37	524
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	945
50	Progress Energy, Inc., 6.050%, 03/15/14	53
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	314
198	3.200%, 11/15/20	218
35	6.500%, 08/01/38	50
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,277
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	104
1,100	6.625%, 11/15/37	1,430
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	366
155	5.300%, 05/01/18	187
416	5.375%, 11/01/39	526
	Southern California Edison Co.,
450	5.550%, 01/15/37	579
285	5.950%, 02/01/38	387
292	Southern Co. (The), 1.950%, 09/01/16	302
120	Union Electric Co., 8.450%, 03/15/39	210
	Virginia Electric and Power Co.,
235	6.350%, 11/30/37	329
670	8.875%, 11/15/38	1,180

		40,250

	Gas Utilities — 0.2%
369	Boston Gas Co., 4.487%, 02/15/42 (e)	396
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	773
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	345
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	630
1,505	4.000%, 06/15/13	1,533
1,000	6.200%, 10/15/37	1,335

		5,012

	Independent Power Producers & Energy Traders — 0.5%
3,450	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,683
	Calpine Corp.,
1,206	7.500%, 02/15/21 (e)	1,332
1,493	7.875%, 01/15/23 (e)	1,665
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d)	1
4,770	7.750%, 06/01/19 (d)	18
	Edison Mission Energy,
2,500	7.000%, 05/15/17	1,256
800	7.200%, 05/15/19	403
194	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	160
182	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	159
664	Homer City Funding LLC, 8.137%, 10/01/19	722
1,167	Midwest Generation LLC, 8.560%, 01/02/16	1,097
	NRG Energy, Inc.,
643	6.625%, 03/15/23 (e)	665
2,750	7.625%, 01/15/18	3,039
318	Ormat Funding Corp., 8.250%, 12/30/20	296
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,293
180	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	32

		15,821

	Multi-Utilities — 0.5%
5,000	AES Corp., 7.375%, 07/01/21	5,537
	AES Eastern Energy LP,
235	9.000%, 01/02/17 (d) (i)	19
727	9.670%, 01/02/29 (d) (i)	58
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	380
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	53
785	5.250%, 08/01/33	917
400	7.000%, 06/15/38	579
160	DTE Energy Co., 7.625%, 05/15/14	176

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Multi-Utilities — Continued
		Nisource Finance Corp.,
	1,470	6.400%, 03/15/18	1,774
	150	6.800%, 01/15/19	183
	362	Puget Energy, Inc., 5.625%, 07/15/22 (e)	387
		San Diego Gas & Electric Co.,
	249	4.500%, 08/15/40	289
	685	6.000%, 06/01/26	943
	500	6.000%, 06/01/39	699
		Sempra Energy,
	255	6.150%, 06/15/18	314
	75	6.500%, 06/01/16	89
	220	8.900%, 11/15/13	236
	589	9.800%, 02/15/19	826
	73	Wisconsin Electric Power Co., 2.950%, 09/15/21	77
	36	Xcel Energy, Inc., 4.800%, 09/15/41	41

			13,577

		Water Utilities — 0.0% (g)
	925	American Water Capital Corp., 6.085%, 10/15/17	1,099

		Total Utilities	75,759

		Total Corporate Bonds (Cost $904,580)	973,744

Foreign Government Securities — 1.8%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	237
BRL	160	Brazil Notas do Tesouro Nacional Serie B, (Brazil), 13.000%, 08/15/20	197
BRL	440	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/17	223
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+), (Ghana), 13.300%, 10/02/13 (e) (i)	158
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana), VAR, 03/13/13 (e) (i)	97
	150	Citigroup Funding, Inc., CLN, 16.390%, 01/31/22 (linked to Nigeria Treasury Bond, 16.390%, 01/31/22; credit rating B+), (Nigeria), 16.390%, 01/31/22 (e) (i)	159
	200	Development Bank of Mongolia LLC, (Mongolia), Reg. S., 5.750%, 03/21/17	212
	280	Egypt Government International Bond, (Egypt), Reg. S., 5.750%, 04/29/20	290
	85	El Salvador Government International Bond, (El Salvador), 5.875%, 01/30/25 (e)	85
	220	Eskom Holdings SOC Ltd., (South Africa), Reg. S., 5.750%, 01/26/21	247
	200	Export Credit Bank of Turkey, (Turkey), Reg. S., 5.375%, 11/04/16	219
		Federal Republic of Brazil, (Brazil),
	48	8.000%, 01/15/18	56
	340	8.250%, 01/20/34	573
BRL	350	8.500%, 01/05/24	191
	380	11.000%, 08/17/40	479
	249	12.250%, 03/06/30	507
	200	Financing of Infrastrucural Projects State Enterprise, (Ukraine), 9.000%, 12/07/17 (e)	200
	200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	212
		Government of Dominican Republic, (Dominican Republic),
	200	Reg. S., 7.500%, 05/06/21	233
	190	Reg. S., 9.040%, 01/23/18	216
	370	Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	366
		Israel Government AID Bond, (Israel),
	6,000	Zero Coupon, 08/15/17	5,718
	2,000	5.500%, 09/18/33	2,750
		Kingdom of Bahrain, (Bahrain),
	160	Reg. S., 5.500%, 03/31/20	170
	200	6.125%, 07/05/22 (e)	217
	200	Lithuania Government International Bond, (Lithuania), Reg. S., 6.625%, 02/01/22	254
	230	Mongolia Government International Bond, (Mongolia), 5.125%, 12/05/22 (e)	231
	249	Poland Government Bond, (Poland), 5.000%, 03/23/22	294
	200	Province of Manitoba, (Canada), 2.125%, 04/22/13	201
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	959
		Province of Ontario, (Canada),
	1,000	0.950%, 05/26/15	1,013
	3,683	1.650%, 09/27/19	3,704
	780	2.700%, 06/16/15	823
	1,635	2.950%, 02/05/15	1,721

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — Continued
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	410
AUD	1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,617
	250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S., 7.000%, 08/16/19	278
		Republic of Argentina, (Argentina),
	1,061	SUB, 2.500%, 12/31/38	348
	351	8.280%, 12/31/33	223
		Republic of Belarus, (Belarus),
	340	8.750%, 08/03/15	342
	100	8.950%, 01/26/18	100
		Republic of Colombia, (Colombia),
	100	6.125%, 01/18/41	137
	100	7.375%, 01/27/17	124
	240	8.125%, 05/21/24	360
	270	10.375%, 01/28/33	498
		Republic of Costa Rica, (Costa Rica),
	31,250	9.430%, 06/29/22	61
	160	Reg. S., 9.995%, 08/01/20	221
		Republic of Croatia, (Croatia),
	200	Reg. S., 6.250%, 04/27/17	220
	200	6.375%, 03/24/21 (e)	229
	290	Reg. S., 6.625%, 07/14/20	336
	200	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	200
		Republic of El Salvador, (El Salvador),
	130	Reg. S., 7.375%, 12/01/19	148
	185	Reg. S., 7.650%, 06/15/35	206
	139	Reg. S., 8.250%, 04/10/32	164
	200	Republic of Georgia, (Georgia), Reg. S., 6.875%, 04/12/21	231
	200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	221
		Republic of Hungary, (Hungary),
	521	6.250%, 01/29/20	573
	230	6.375%, 03/29/21	253
	138	7.625%, 03/29/41	157
	340	Republic of Iceland, (Iceland), 5.875%, 05/11/22 (e)	371
		Republic of Indonesia, (Indonesia),
	310	Reg. S., 5.875%, 03/13/20	377
	200	Reg. S., 6.750%, 03/10/14	213
	100	Reg. S., 7.750%, 01/17/38	152
	180	Reg. S., 8.500%, 10/12/35	290
	450	Reg. S., 11.625%, 03/04/19 (e)	684
	750	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	705
	520	Republic of Ivory Coast, (Ivory Coast), Reg. S., SUB, 3.813%, 12/31/32	475
		Republic of Lithuania, (Lithuania),
	565	Reg. S., 5.125%, 09/14/17 (e)	633
	140	6.125%, 03/09/21 (e)	171
	220	6.625%, 02/01/22 (e)	279
	190	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	173
	220	Republic of Panama, (Panama), 9.375%, 04/01/29	376
		Republic of Peru, (Peru),
	114	5.625%, 11/18/50	150
	90	7.125%, 03/30/19	118
	480	7.350%, 07/21/25	701
	60	8.375%, 05/03/16	74
	218	8.750%, 11/21/33	382
	88	9.875%, 02/06/15	105
		Republic of Philippines, (Philippines),
PHP	10,000	4.950%, 01/15/21	267
	400	6.500%, 01/20/20	517
	390	7.750%, 01/14/31	603
	100	9.500%, 02/02/30	175
	470	10.625%, 03/16/25	830
		Republic of Romania, (Romania),
	60	6.750%, 02/07/22 (e)	71
	280	6.750%, 02/07/22 (e)	331
		Republic of Serbia, (Serbia),
	300	5.250%, 11/21/17 (e)	307
	256	Reg. S., SUB, 6.750%, 11/01/24	257
	200	Reg. S., 7.250%, 09/28/21	225
		Republic of South Africa, (South Africa),
	390	4.665%, 01/17/24	444
	230	5.500%, 03/09/20	274
	470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	516
		Republic of Turkey, (Turkey),
TRY	186	3.054%, 02/23/22	120
	200	6.000%, 01/14/41	256
	600	6.750%, 04/03/18	728
	115	6.875%, 03/17/36	159
	170	7.000%, 03/11/19	213
	90	7.000%, 06/05/20	116
	335	7.250%, 03/15/15	375
	317	7.250%, 03/05/38	460

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)			SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — Continued
	100		7.500%, 07/14/17	122
	50		8.000%, 02/14/34	77
TRY	115		10.500%, 01/15/20	77
			Republic of Ukraine, (Ukraine),
	200		Reg. S., 6.250%, 06/17/16	197
	565		Reg. S., 6.580%, 11/21/16	559
	100		Reg. S., 7.750%, 09/23/20	105
			Republic of Uruguay, (Uruguay),
UYU	584		5.409%, 06/26/37	51
UYU	3,000		6.496%, 04/05/27	276
	430		7.625%, 03/21/36	666
			Republic of Venezuela, (Venezuela),
	639		Reg. S., 5.750%, 02/26/16	597
	161		Reg. S., 6.000%, 12/09/20	127
	317		7.650%, 04/21/25	261
	75		Reg. S., 7.750%, 10/13/19	68
	100		Reg. S., 8.250%, 10/13/24	85
	7		Reg. S., 9.000%, 05/07/23	7
	61		9.250%, 09/15/27	57
	340		Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	391
			Russian Federation, (Russia),
	600		5.625%, 04/04/42 (e)	745
	1,152		Reg. S., SUB, 7.500%, 03/31/30	1,463
	130		Reg. S., 12.750%, 06/24/28	259
AUD	1,400		South Australian Government Financing Authority, (Australia), Series 15, 5.750%, 04/20/15	1,546
			United Mexican States, (Mexico),
	290		3.625%, 03/15/22	319
	510		5.625%, 01/15/17	593
	268		5.750%, 10/12/10	323
	188		5.950%, 03/19/19	232
	160		6.050%, 01/11/40	215
MXN	2,100		7.750%, 12/14/17	181

			Total Foreign Government Securities (Cost $50,689)	54,141

Mortgage Pass-Through Securities — 7.4%
			Federal Home Loan Mortgage Corp.,
	51		ARM, 2.375%, 08/01/36	54
	98		ARM, 2.647%, 05/01/37	105
	305		ARM, 2.658%, 10/01/36	326
	549		ARM, 2.894%, 10/01/37	590
	305		ARM, 3.159%, 03/01/36	325
	701		ARM, 3.511%, 03/01/36	760
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,120		4.000%, 08/01/18 - 05/01/19	1,190
	574		4.500%, 10/01/18	604
	64		5.000%, 05/01/18	69
	5,535		5.500%, 01/01/21 - 12/01/24	5,995
	460		6.000%, 11/01/21	498
	191		6.500%, 07/01/14	199
	52		7.500%, 01/01/17	57
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	9,499		4.000%, 01/01/32	10,338
	4,282		6.000%, 02/01/28	4,675
	1,066		6.500%, 11/01/22 - 03/01/26	1,194
	355		7.000%, 01/01/27	406
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	283		4.000%, 09/01/33	303
	2,392		4.500%, 05/01/41	2,570
	35		6.000%, 02/01/29	39
	875		6.500%, 01/01/24 - 11/01/36	1,003
	931		7.000%, 09/01/24 - 10/01/36 (m)	1,093
	103		7.500%, 10/01/19 - 02/01/27	117
	123		8.000%, 08/01/27 - 03/01/30	150
			Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
	2,054		7.500%, 01/01/32 - 12/01/36	2,440
	450		10.000%, 10/01/30	532
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	5,779		3.500%, 06/01/42	6,267
	1,489		4.000%, 06/01/42	1,660
	71		7.000%, 12/01/14 - 03/01/16	74
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	2		7.500%, 02/01/17	2
	4		12.000%, 08/01/15 - 07/01/19	4
	–	(h)	13.000%, 06/01/14	—	(h)
			Federal National Mortgage Association,
	133		ARM, 2.065%, 07/01/37	142
	256		ARM, 2.419%, 07/01/37	266
	99		ARM, 2.638%, 04/01/37	104
	197		ARM, 2.642%, 01/01/34	210
	287		ARM, 2.720%, 05/01/35	302
	527		ARM, 2.837%, 04/01/37	564
	369		ARM, 2.849%, 03/01/37	394

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
24		ARM, 3.000%, 10/01/33	24
652		ARM, 5.575%, 01/01/23	715
482		ARM, 6.000%, 02/01/37	521
		Federal National Mortgage Association, 15 Year, Single Family,
3,645		3.500%, 09/01/18 - 07/01/19	3,866
1,085		4.000%, 07/01/18 - 10/01/18	1,164
282		4.500%, 07/01/18	310
2,854		5.000%, 05/01/18 - 07/01/25	3,123
695		5.500%, 08/01/17 - 07/01/20	750
1,310		6.000%, 01/01/14 - 08/01/22	1,415
8		6.500%, 05/01/13	8
–	(h)	7.000%, 03/01/15	—	(h)
6		8.000%, 01/01/16	6
		Federal National Mortgage Association, 20 Year, Single Family,
1,334		3.500%, 12/01/30	1,428
763		6.000%, 04/01/24	840
595		6.500%, 11/01/18	666
245		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	269
		Federal National Mortgage Association, 30 Year, Single Family,
1,895		5.000%, 08/01/40	2,118
1,540		5.500%, 12/01/28 - 09/01/34	1,688
2,130		6.000%, 03/01/34 - 08/01/37	2,384
2,455		6.500%, 04/01/28 - 10/01/38	2,793
1,483		7.000%, 03/01/28 - 04/01/37	1,749
517		7.500%, 09/01/25 - 11/01/38	599
5,447		8.000%, 08/01/22 - 12/01/36	6,721
55		8.500%, 10/01/25 - 12/01/25	65
4		9.000%, 01/01/19 - 04/01/25	5
8		12.500%, 01/01/16	9
		Federal National Mortgage Association, Other,
5,060		1.446%, 07/01/17	5,185
5,000		2.004%, 07/01/19	5,116
1,860		2.211%, 04/01/19	1,957
1,847		2.490%, 10/01/17	1,971
1,524		2.841%, 03/01/22	1,595
1,750		3.482%, 11/01/20	1,934
1,680		3.492%, 01/01/18	1,859
63,680		3.500%, 05/01/32 - 08/01/32	69,153
1,575		3.590%, 10/01/20	1,762
1,498		3.730%, 06/01/18	1,705
1,633		3.782%, 12/01/21	1,841
1,622		3.810%, 01/01/19	1,813
1,000		3.895%, 09/01/21	1,139
1,275		4.195%, 07/01/21	1,473
2,120		4.319%, 12/01/19	2,441
3,000		4.399%, 02/01/20	3,501
6,337		4.484%, 06/01/21	7,442
963		4.500%, 01/01/20	1,036
2,426		4.515%, 02/01/20	2,833
1,962		4.794%, 01/01/21	2,329
1,009		5.000%, 12/01/32 - 08/01/33	1,077
568		5.500%, 09/01/17	606
331		6.500%, 04/01/36 - 07/01/36	370
		Government National Mortgage Association II, 30 Year, Single Family,
7,154		6.000%, 11/20/32 - 09/20/38	8,075
2,196		6.500%, 02/20/29 - 10/20/39	2,519
4,754		7.000%, 06/20/32 - 01/20/39	5,533
515		7.500%, 08/20/25 - 05/20/32	628
919		8.000%, 08/20/26 - 09/20/31	1,135
777		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	862
		Government National Mortgage Association, 30 Year, Single Family,
356		6.500%, 02/15/28 - 10/15/29	413
111		7.000%, 02/15/24 - 11/15/27	131
100		7.250%, 07/15/21 - 01/15/28	118
59		7.500%, 10/15/22 - 02/15/27	65
5		7.750%, 02/15/27	6
3		8.500%, 11/15/25	4
91		9.000%, 04/15/16 - 01/15/25	98
4		10.000%, 11/15/20	4
1		13.000%, 01/15/15	1

		Total Mortgage Pass-Through Securities (Cost $211,029)	218,587

Municipal Bonds — 0.6%
		California — 0.1%
1,000		Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,321
774		University of California, Rev., 4.858%, 05/15/12	831

			2,152

		Illinois — 0.1%
780		Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	949

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Illinois — Continued
	1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,989

			2,938

		New York — 0.2%
	900	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	1,108
		New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
	560	Series H, Rev., 5.289%, 03/15/33	669
	1,165	Series H, Rev., 5.389%, 03/15/40	1,469
	895	Port Authority of New York & New Jersey, Rev., 4.458%, 10/01/62	897
	1,450	Port Authority of New York & New Jersey, Construction 164, Rev., 5.647%, 11/01/40	1,779

			5,922

		Ohio — 0.1%
	1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,439
	1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,816

			3,255

		Oklahoma — 0.1%
	900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,106

		Washington — 0.0% (g)
	900	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	1,089

		Total Municipal Bonds (Cost $13,827)	16,462

Supranational — 0.1%
	1,000	African Development Bank, (Supranational), 8.800%, 09/01/19	1,351
	1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,323
NZD	1,500	International Finance Corp., (IFD), 3.500%, 09/05/17	1,244

		Total Supranational (Cost $3,825)	3,918

U.S. Government Agency Securities — 1.4%
	1,500	Federal Home Loan Bank, 1.750%, 12/14/12	1,501
		Federal Home Loan Mortgage Corp.,
	915	1.350%, 04/29/14	929
	635	5.250%, 04/18/16	737
	385	6.750%, 09/15/29	591
		Federal National Mortgage Association,
	7,360	Zero Coupon, 06/01/17	7,074
	825	5.000%, 05/11/17	982
	1,500	5.625%, 07/15/37	2,190
	1,000	8.200%, 03/10/16	1,249
		Federal National Mortgage Association STRIPS,
	1,000	11/15/21	824
	1,275	05/15/30	736
		Financing Corp. Fico,
	3,100	Zero Coupon, 11/30/17	2,918
	1,000	05/11/18	931
	1,285	Zero Coupon, 04/05/19	1,169
	1,500	Zero Coupon, 09/26/19	1,345
	388	New Valley Generation II, 5.572%, 05/01/20	452
	633	New Valley Generation III, 4.929%, 01/15/21	727
		Residual Funding Corp. STRIPS,
	9,800	Zero Coupon, 07/15/20	8,728
	2,770	Zero Coupon, 10/15/20	2,445
		Tennessee Valley Authority,
	902	4.625%, 09/15/60	1,115
	2,103	5.250%, 09/15/39	2,828
	1,610	5.880%, 04/01/36	2,295
	500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	343

		Total U.S. Government Agency Securities (Cost $38,429)	42,109

U.S. Treasury Obligations — 15.7%
		U.S. Treasury Bonds,
	85	3.500%, 02/15/39	98
	555	4.375%, 02/15/38	736
	8,400	4.500%, 02/15/36	11,290
	3,890	4.500%, 05/15/38	5,257
	5,000	5.000%, 05/15/37	7,210
	2,500	5.250%, 02/15/29	3,533
	1,000	5.500%, 08/15/28	1,442
	2,340	6.000%, 02/15/26	3,443
	5,000	6.250%, 08/15/23	7,266
	4,250	6.375%, 08/15/27	6,559

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
7,600	7.125%, 02/15/23	11,604
7,200	7.250%, 08/15/22	10,973
17,000	7.500%, 11/15/16 (m)	21,680
4,800	7.500%, 11/15/24	7,758
2,625	7.875%, 02/15/21	3,995
13,600	8.125%, 05/15/21 (m)	21,114
10,000	8.125%, 08/15/21 (m)	15,634
5,000	8.500%, 02/15/20	7,603
6,000	8.750%, 08/15/20	9,389
22,210	8.875%, 08/15/17 (m)	30,776
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,294
	U.S. Treasury Inflation Indexed Notes,
9,500	0.625%, 04/15/13	10,394
4,900	1.250%, 04/15/14	5,519
9,000	2.000%, 01/15/14	11,636
	U.S. Treasury Notes,
40	0.750%, 03/31/13	40
24,750	0.875%, 07/31/19	24,611
4,750	1.125%, 05/31/19	4,809
6,750	1.250%, 04/30/19	6,892
2,665	1.375%, 11/30/18	2,751
4,765	1.500%, 08/31/18	4,957
100	2.000%, 04/30/16	105
225	2.250%, 05/31/14	232
335	2.250%, 01/31/15	349
11,000	2.250%, 11/30/17	11,883
2,780	2.625%, 02/29/16	2,983
130	2.625%, 04/30/16	140
12,940	2.750%, 05/31/17 (m)	14,217
7,115	2.875%, 03/31/18	7,930
1,000	3.125%, 10/31/16	1,103
2,000	3.125%, 01/31/17	2,217
10,654	3.125%, 05/15/19	12,145
2,250	3.250%, 03/31/17	2,513
8,000	4.250%, 11/15/17	9,417
7,860	4.750%, 08/15/17	9,385
	U.S. Treasury STRIPS,
308	05/15/14	307
2,000	11/15/14	1,989
2,425	11/15/15	2,399
6,980	05/15/16	6,882
6,916	02/15/17	6,760
12,239	08/15/17	11,885
19,170	11/15/17 (m)	18,543
6,000	02/15/18	5,777
1,606	08/15/18	1,533
185	08/15/19	173
9,201	05/15/20	8,418
3,390	11/15/20	3,060
1,795	02/15/21	1,606
15,000	05/15/21	13,312
22,000	11/15/21 (m)	19,207
5,000	08/15/22	4,250
5,000	11/15/22	4,210
4,000	08/15/24	3,155
5,000	11/15/24	3,906
2,900	02/15/25	2,243
6,315	02/15/27	4,521
8,000	11/15/27	5,565
2,615	02/15/28	1,803

	Total U.S. Treasury Obligations (Cost $418,707)	467,386

SHARES
Common Stocks — 0.4%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
63	General Motors Co. (a)	1,640
18	Motors Liquidation Co. GUC Trust (a)	359

		1,999

	Hotels, Restaurants & Leisure — 0.0% (g)
500	Real Mex Restaurants, Inc., Class B ADR (a) (i)	29

	Leisure Equipment & Products — 0.0% (g)
31	New True Temper Holdings Corp., Inc. (a) (i)	20

	Specialty Retail — 0.0% (g)
44	Neebo, Inc. (a) (i)	153

	Total Consumer Discretionary	2,201

	Consumer Staples — 0.0%
	Food Products — 0.0%
40	Eurofresh, Inc., ADR (a) (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
208	Capmark Financial Group, Inc. (a)	4,318

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	16

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
9		Magnachip Semiconductor Corp., (Luxembourg) (a)	110

		Materials — 0.1%
		Construction Materials — 0.1%
264		U.S. Concrete, Inc. (a)	2,196

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., ADR (a) (i)	7

		Metals & Mining — 0.0% (g)
8		Wolverine Tube, Inc., ADR, (a) (i)	158

		Paper & Forest Products — 0.0% (g)
131		Resolute Forest Products, (Canada) (a)	1,538

		Total Materials	3,899

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	—	(h)

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
119		Dynegy, Inc. (a)	2,199
7		Somerset Cayuga Holding Co., Inc. (a) (i)	127

		Total Utilities	2,326

		Total Common Stocks (Cost $14,707)	12,870

Preferred Stocks — 0.3%
		Consumer Discretionary — 0.1%
		Automobiles — 0.0% (g)
35		General Motors Co., 4.750%, 12/01/13	1,416

		Diversified Consumer Services — 0.1%
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,468

		Total Consumer Discretionary	2,884

		Consumer Staples — 0.0%
		Food Products — 0.0%
–	(h)	Eurofresh, Inc., ADR, (i)	—

		Financials — 0.2%
		Commercial Banks — 0.1%
10		CoBank ACB, Series C, 11.000%, 07/01/13 @ (e)	532
15		CoBank ACB, Series D, 11.000%, 10/01/14 @	852

			1,384

		Consumer Finance — 0.1%
4		Ally Financial, Inc., 7.000%, 01/02/13 @ (e)	3,871

		Diversified Financial Services — 0.0% (g)
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	403

		Insurance — 0.0% (g)
11		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	307

		Total Financials	5,965

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
1		Constar International, Inc. (a) (i)	195

		Total Preferred Stocks (Cost $9,246)	9,044

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 1.1%
		Consumer Discretionary — 0.5%
		Automobiles — 0.1%
3,511		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	3,586

		Broadcasting & Cable TV — 0.0% (g)
200		Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	201

		Gaming — 0.2%
2,150		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.457%, 01/28/18	1,926
1,227		CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	1,226
1,400		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	1,424

			4,576

		Hotels, Restaurants & Leisure — 0.0% (g)
263		Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	265

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
	MTL Publishing LLC, Term B Loan,
217	VAR, 5.500%, 06/29/18	219
57	VAR, 5.500%, 06/29/18	58

		542

	Household Durables — 0.0% (g)
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan,
65	VAR, 5.000%, 10/01/19	66
12	VAR, 5.000%, 10/01/19	12
12	VAR, 5.000%, 10/01/19	12
127	VAR, 5.000%, 10/01/19	127
92	VAR, 5.000%, 10/01/19	92
12	VAR, 5.000%, 10/01/19	12

		321

	Media — 0.2%
2,005	Clear Channel Communications, Inc., Term Loan B, VAR, 3.859%, 01/29/16 ^	1,627
357	High Plains Broadcasting Operating Co., LLC, Term Loan, VAR, 9.000%, 09/14/16	358
1,290	Newport Television, Term Loan, VAR, 9.000%, 09/14/16	1,294
	R.H. Donnelley, Inc., Exit Term Loan,
148	VAR, 9.000%, 10/24/14	93
516	VAR, 9.000%, 10/24/14	324
428	VAR, 9.000%, 10/24/14	269
862	Radio One, Term Loan, VAR, 7.500%, 03/31/16	868
713	TL Acquisitions, Inc., Term Loan, VAR, 2.710%, 07/03/14	543
152	Univision Communications, Inc., Existing First Lien Term Loan, VAR, 2.209%, 09/29/14	151
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (i)	823

		6,350

	Specialty Retail — 0.0% (g)
	Gymboree, Initial Term Loan (A&R),
61	VAR, 5.000%, 02/23/18	59
619	VAR, 5.000%, 02/23/18	597

		656

	Total Consumer Discretionary	16,232

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,152	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	1,162

	Food Products — 0.0% (g)
	High Liner Foods, Inc., Term Loan,
3	VAR, 7.000%, 12/19/17	3
235	VAR, 7.000%, 12/19/17	236
	Smart Balance, Term Loan,
1	VAR, 7.000%, 07/02/18	1
423	VAR, 7.000%, 12/19/17	427

		667

	Total Consumer Staples	1,829

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
569	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	572
780	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	795
	Patriot Coal, DIP Term Loan,
11	VAR, 9.250%, 10/02/13	11
23	VAR, 9.250%, 10/02/13	23

	Total Energy	1,401

	Financials — 0.1%
	Consumer Finance — 0.1%
2,195	GMACM, Term A-1 Loan, VAR, 5.000%, 11/18/13	2,196

	Insurance — 0.0% (g)
87	USI Holdings, Series C, New Term Loan, VAR, 7.000%, 05/05/14	87

	Total Financials	2,283

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
125	Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18	126

	Health Care Providers & Services — 0.1%
1,569	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	1,478
200	U.S. Renal Care, 1st Lien Term Loan, VAR, 6.250%, 07/03/19	202

		1,680

	Pharmaceuticals — 0.0% (g)
572	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	572
	Aptalis Pharma, Inc., Term Loan,
37	VAR, 5.500%, 02/10/17	37
345	VAR, 5.500%, 02/10/17	345

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Pharmaceuticals — Continued
	Catalent Pharma Solutions, Dollar Term-2 Loan,
59	VAR, 5.250%, 09/15/17	60
115	VAR, 5.250%, 09/15/17	116

		1,130

	Total Health Care	2,936

	Industrials — 0.1%
	Aerospace & Defense — 0.0% (g)
514	Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	517

	Commercial Services & Supplies — 0.1%
228	ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19	230
346	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	347
446	Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	448
444	Sourcehov LLC, Term B Loan (First Lien), VAR, 6.625%, 04/28/17	437

		1,462

	Construction & Engineering — 0.0% (g)
350	Terex Corp., Term Loan, VAR, 4.500%, 04/28/17	353
	Machinery — 0.0% (g)
350	WireCo World Group, Term Loan, VAR, 6.000%, 02/15/17	354

	Total Industrials	2,686

	Information Technology — 0.0% (g)
	IT Services — 0.0% (g)
	EVERTEC, Inc. Term Loan B1,
873	VAR, 5.500%, 09/30/16	876
47	VAR, 5.500%, 09/30/16	47
135	First Data Corp., 2018 B Term Loan, VAR, 5.208%, 03/24/17	132
17	First Data Corp., Non-Extended B-1 3/12 Term, VAR, 2.958%, 09/24/14	17
16	First Data Corp., Non-Extended B-3 3/12 Term, VAR, 2.958%, 09/24/14	16

	Total Information Technology	1,088

	Materials — 0.1%
	Chemicals — 0.1%
256	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	260
	Harko C.V., Term Loan B,
115	VAR, 5.750%, 08/02/17	116
157	VAR, 5.750%, 08/02/17	158
	PL Propylene LLC, Term Loan,
274	VAR, 7.000%, 03/27/17	278
1	VAR, 7.000%, 03/27/17	1
298	PolyOne, Term Loan B, VAR, 5.000%, 12/20/17	299
478	Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17	457

		1,569

	Construction Materials — 0.0% (g)
323	Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	326

	Metals & Mining — 0.0% (g)
440	FMG Resources Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	441
308	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	309

		750

	Total Materials	2,645

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
	Texas Competitive Electric, Extended Term Loan,
1,400	VAR, 4.709%, 10/10/17	911
424	VAR, 4.810%, 10/10/17	275
293	VAR, 4.810%, 10/10/17	191
	Texas Competitive Electric, Non-Extended Term Loan,
1,400	VAR, 3.709%, 10/10/14	958
424	VAR, 3.810%, 10/10/14	290
293	VAR, 3.810%, 10/10/14	200

	Total Utilities	2,825

	Total Loan Participations & Assignments (Cost $37,045)	33,925

NUMBER OF
WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/2016 (Strike Price $10.00) (a)	1,115
67	expiring 7/10/2019 (Strike Price $18.33) (a)	705

		1,820

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Warrants — Continued
	Specialty Retail — 0.0%
13	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	1,820

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost 2,389)	1,820

Short-Term Investment — 6.7%
	Investment Company — 6.7%
199,340	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $199,340)	199,340

	Total Investments — 99.5% (Cost $2,788,947)	2,954,791
	Other Assets in Excess of Liabilities — 0.5%	14,774

	NET ASSETS — 100.0%	$2,969,565

Percentages indicated are based on net assets.

Futures Contracts

			NOTIONAL	UNREALIZED
NUMBER OF		EXPIRATION	VALUE	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	AT 11/30/12	(DEPRECIATION)
	Long Futures Outstanding
16	10 Year U.S. Treasury Note	03/19/13	$2,138	$1
8	2 Year U.S. Treasury Note	03/28/13	1,764	1
	Short Futures Outstanding
(3)	30 Year U.S. Treasury Bond	03/19/13	(450)	1
(8)	5 Year U.S. Treasury Note	03/28/13	(998)	(1)

				$2

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except for number of contracts)

Forward Foreign Currency Exchange Contracts
						NET UNREALIZED
CONTRACTS			SETTLEMENT	SETTLEMENT	VALUE AT	APPRECIATION
TO SELL	CURRENCY	COUNTERPARTY	DATE	VALUE	11/30/12	(DEPRECIATION)
3,063,000	AUD	Royal Bank of Scotland	02/12/13	$3,150	$3,179	$(29)

170,000	EUR	State Street Corp.	12/28/12	221	221	— (h)
1,359,000	EUR	Royal Bank of Scotland	02/12/13	1,739	1,769	(30)

55,000,000	JPY	Union Bank of Switzerland AG	12/18/12	710	667	43

8,600,000	NOK	Royal Bank of Scotland	12/18/12	1,510	1,518	(8)
3,074,000	NOK	Credit Suisse International	01/09/13	539	541	(2)

				$7,869	$7,895	$(26)

Credit Default Swaps - Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/12 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Goldman Sachs Capital Management:
FSA Global Funding, Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	1.317%	$1,000	$6	$—

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PHP	—	Philippine Peso
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2012.
^	—	All or a portion of the security is unsettled as of November 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,837
Aggregate gross unrealized depreciation	(27,993)

Net unrealized appreciation/depreciation	$165,844

Federal income tax cost of investments	$2,788,947

Swaps — The Fund engages in various swap transactions, including credit default and index swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at November 30, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,999		$—	$202		$2,201
Consumer Staples	—		—	—	(a)	—	(a)
Financials	4,318		—	—		4,318
Industrials	—		—	16		16
Information Technology	110		—	—		110
Materials	3,734		—	165		3,899
Telecommunication Services	—	(a)	—	—		—	(a)
Utilities	2,199		—	127		2,326

Total Common Stocks	12,360		—	510		12,870

Preferred Stocks
Consumer Discretionary	1,468		1,416	—		2,884
Consumer Staples	—		—	—	(a)	—	(a)
Financials	710		5,255	—		5,965
Materials	—		—	195		195

Total Preferred Stocks	2,178		6,671	195		9,044

Debt Securities
Asset-Backed Securities	—		160,863	46,181		207,044
Collateralized Mortgage Obligations
Agency CMO	—		339,994	5,109		345,103
Non-Agency CMO	—		155,962	20,032		175,994
Total Collateralized Mortgage Obligations	—		495,956	25,141		521,097
Commercial Mortgage-Backed Securities	—		179,042	12,883		191,925
Convertible Bonds
Consumer Discretionary	—		167	192		359
Materials	—		735	—		735
Utilities	—		—	285		285

Total Convertible Bonds	—		902	477		1,379

Corporate Bonds
Consumer Discretionary	—		106,950	1,940		108,890
Consumer Staples	—		50,361	—		50,361
Energy	—		99,157	—		99,157
Financials	—		317,037	471		317,508
Health Care	—		49,470	—		49,470
Industrials	—		85,157	8,707		93,864
Information Technology	—		44,162	—		44,162
Materials	—		72,612	2,575		75,187
Telecommunication Services	—		59,386	—		59,386

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	—	74,566	1,193		75,759

Total Corporate Bonds	—	958,858	14,886		973,744

Foreign Government Securities	—	53,727	414		54,141
Mortgage Pass-Through Securities	—	218,587	—		218,587

Municipal Bonds	—	16,462	—		16,462
Supranational	—	3,918	—		3,918
U.S. Government Agency Securities	—	40,930	1,179		42,109
U.S. Treasury Obligations	—	467,386	—		467,386
Loan Participations & Assignment
Consumer Discretionary	—	15,409	823		16,232
Consumer Staples	—	1,829	—		1,829
Energy	—	1,401	—		1,401
Financials	—	2,283	—		2,283
Health Care	—	2,936	—		2,936
Industrials	—	2,686	—		2,686
Information Technology	—	1,088	—		1,088
Materials	—	2,645	—		2,645
Utilities	—	2,825	—		2,825

Total Loan Participations & Assignments	—	33,102	823		33,925

Warrants
Consumer Discretionary	—	1,820	—	(a)	1,820
Industrials	—	—	—	(a)	— (a)

Total Warrants	—	1,820	—	(a)	1,820

Short-Term Investment
Investment Company	199,340	—	—		199,340

Total Investments in Securities	$213,878	$2,638,224	$102,689		$2,954,791

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$43	$—		$43
Futures Contracts	3	—	—		3
Swaps	—	6	—		6

Total Appreciation in Other Financial Instruments	$3	$49	$—		$52

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(69)	$—		$(69)
Futures Contracts	(1)	—	—		(1)

Total Depreciation in Other Financial Instruments	$(1)	$(69)	$—		$(70)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

	Balance as of 02/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$3,125		$(39)	$86	$125		$54,669		$(13,366)	$1,581	—	$46,181
Collateralized Mortgage Obligations
Agency CMO	—		(1)	79	(20)		4,644		(199)	606	—	5,109
Non-Agency CMO	2,484		19	284	3		18,237		(3,707)	2,712	—	20,032
Commercial Mortgage – Backed Securities	—		— (a)	160	8		12,644		(487)	558	—	12,883
Common Stocks – Consumer Discretionary	369		(29)	93	—		569		(800)	—	—	202
Common Stocks – Consumer Staples	—	(b)	—	—	—		—		—	—	—	—	(b)
Common Stocks – Industrials	—		—	5	—		11		—	—	—	16
Common Stocks – Materials	212		—	(47)	—		—		—	—	—	165
Common Stocks – Telecommunication Services	—	(b)	—	—	—		—		— (b)	—	—	—
Common Stocks – Utilities	—		—	21	—		106		—	—	—	127
Convertible Bonds – Consumer Discretionary	—		—	—	—		192		—	—	—	192
Convertible Bonds – Utilities	—		—	—	—		285		—	—	—	285
Corporate Bonds – Consumer Discretionary	406		(263)	(504)	17		2,519		(235)	—	—	1,940
Corporate Bonds – Consumer Staples	92		—	(101)	—		9		—	—	—	—
Corporate Bonds – Financials	—		1	156	—	(a)	205		(6)	115	—	471
Corporate Bonds – Industrials	152		30	247	16		675		(460)	8,047	—	8,707
Corporate Bonds – Information Technology	2,856		—	—	—		—		—	—	(2,856)	—
Corporate Bonds – Materials	3,569		39	95	36		2,471		(3,238)	—	(397)	2,575
Corporate Bonds – Utilities	—		(2,070)	1,502	(5)		78		(364)	2,052	—	1,193
Foreign Government Securities	496		(2)	163	—	(a)	280		(346)	—	(177)	414
Loan Participations & Assignments – Consumer Discretionary	—		—	(1,914)	—		2,737		—	—	—	823
Loan Participations & Assignments – Industrials	—	(b)	1	(1)	—	(a)	—		— (b)	—	—	—
Preferred Stocks – Consumer Staples	—	(b)	— (a)	— (a)	—		328		(328)	—	—	—	(b)
Preferred Stocks – Materials	204		—	(9)	—		—		—	—	—	195
U.S. Government Agency Securities	—		(1)	11	(3)		—		(38)	1,210	—	1,179
Warrants – Consumer Discretionary	—	(b)	—	— (a)	—		—	(a)	—	—	—	—	(b)
Warrants – Industrials	—	(b)	—	—	—		—		—	—	—	—	(b)

	$13,965		$(2,315)	$326	$177		$100,659		$(23,574)	$16,881	$(3,430)	$102,689

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $326,000.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 11/30/2012		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
	$35		Market Comparable Companies	EBITDA Multiple (a)	5.50x -6.90x (6.63x)
				Discount for lack of marketability (b)	25% -30% (29.02%)
	20		Mergers and Acquisitions	Discount for potential outcome	20% (N/A)
				Discount for lack of marketability (b)	25% (N/A)
	169		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
				Bond To Equity Conversion Price	$3.50 (N/A)

Common Stock	224
	195		Discounted Cash Flow	Discount for lack of marketability (b)	17.50% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	195

	1,527		Market Comparable Companies	EBITDA Multiple (a)	5.50x -6.90x (6.24x)
				Discount for lack of marketability (b)	25% -30% (27.65%)
	285		Issuance Price	Percent of Par	100% (N/A)

Corporate Bond	1,812
	2,221		Discounted Cash Flow	Liquidity Discount	4.50% (N/A)
				Implied Spread to Index	2% (N/A)

Asset-Backed Securities	2,221
	0		Intrinsic Value	Issue Price vs. Strike Price	N/A

Warrants	0
	129		Broker Bids	Average of Broker Bids	$24.75 (N/A)

Other Assets	129
Total	4,581

# The table above does not include level 3 securities that are valued by brokers. At 11/30/12, the value of these securities was approximately $98,238,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome, liquidity discount, and probability of default may decrease (increase) the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 40.6%
	Agency CMO — 40.6%
	Federal Home Loan Mortgage Corp. REMICS,
72	Series 1343, Class LA, 8.000%, 08/15/22	85
504	Series 1367, Class K, 5.500%, 09/15/22	553
98	Series 1591, Class E, 10.000%, 10/15/23	105
846	Series 1633, Class Z, 6.500%, 12/15/23	889
949	Series 1694, Class PK, 6.500%, 03/15/24	1,003
5,024	Series 1785, Class A, 6.000%, 10/15/23	5,041
272	Series 1999, Class PU, 7.000%, 10/15/27	316
437	Series 2031, Class PG, 7.000%, 02/15/28	510
1,332	Series 2035, Class PC, 6.950%, 03/15/28	1,550
1,036	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,044
887	Series 2095, Class PE, 6.000%, 11/15/28	1,000
348	Series 2152, Class BD, 6.500%, 05/15/29	378
1,909	Series 2162, Class TH, 6.000%, 06/15/29	2,148
126	Series 2345, Class PQ, 6.500%, 08/15/16	130
1,070	Series 2367, Class ME, 6.500%, 10/15/31	1,161
1,986	Series 2480, Class EJ, 6.000%, 08/15/32	2,252
4,279	Series 2562, Class PG, 5.000%, 01/15/18	4,570
1,349	Series 2571, Class PV, 5.500%, 01/15/14	1,357
3,213	Series 2611, Class QZ, 5.000%, 05/15/33	3,843
501	Series 2647, Class A, 3.250%, 04/15/32	526
2,037	Series 2651, Class VZ, 4.500%, 07/15/18	2,155
7,343	Series 2656, Class BG, 5.000%, 10/15/32	7,786
1,955	Series 2688, Class DG, 4.500%, 10/15/23	2,117
8,207	Series 2727, Class PE, 4.500%, 07/15/32	8,464
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,423
7,450	Series 2841, Class AT, 4.000%, 08/15/19	7,994
2,033	Series 2882, Class QD, 4.500%, 07/15/34	2,233
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,197
2,651	Series 2927, Class GA, 5.500%, 10/15/34	2,934
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,040
2,702	Series 2976, Class HP, 4.500%, 01/15/33	2,793
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,235
1,058	Series 3045, Class HN, 4.500%, 09/15/33	1,088
1,729	Series 3085, Class VS, HB, IF , 27.888%, 12/15/35	2,628
4,441	Series 3181, Class OP, PO, 07/15/36	4,335
4,500	Series 3188, Class GE, 6.000%, 07/15/26	5,024
23,464	Series 3325, Class JL, 5.500%, 06/15/37	25,375
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,163
7,000	Series 3413, Class B, 5.500%, 04/15/37	7,800
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,268
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,966
14,803	Series 3737, Class DG, 5.000%, 10/15/30	16,263
8,680	Series 3777, Class WA, 4.000%, 12/15/40	9,342
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,532
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,389
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,330
43,197	Series 3981, Class PA, 3.000%, 04/15/31	44,896
16,730	Series 4002, Class MV, 4.000%, 01/15/30	18,484
12,000	Series 4047, Class PB, 3.500%, 01/15/41	13,041
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,727
4,651	Series 4066, Class VB, 3.500%, 01/15/29	5,054
	Federal Home Loan Mortgage Corp. STRIPS,
73	Series 155, Class IO, IO, 7.000%, 11/01/23	15
29,784	Series 267, Class 30, 3.000%, 08/15/42	30,537
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,319	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,641
2,609	Series T-54, Class 2A, 6.500%, 02/25/43	3,105
1,094	Series T-56, Class APO, PO, 05/25/43	1,051
1,040	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,222

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association REMIC Trust,
341	Series 1999-W4, Class A9, 6.250%, 02/25/29	388
2,807	Series 2002-W7, Class A4, 6.000%, 06/25/29	3,167
1,199	Series 2003-W1, Class 1A1, VAR, 6.189%, 12/25/42	1,394
589	Series 2003-W1, Class 2A, VAR, 6.965%, 12/25/42	694
2,998	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	3,080
4,235	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,005
3,741	Series 2009-W1, Class A, 6.000%, 12/25/49	4,288
	Federal National Mortgage Association REMICS,
89	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	100
42	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	43
247	Series 1993-110, Class H, 6.500%, 05/25/23	287
191	Series 1993-146, Class E, PO, 05/25/23	172
3,055	Series 1993-155, Class PJ, 7.000%, 09/25/23	3,559
34	Series 1993-205, Class H, PO, 09/25/23	31
51	Series 1993-217, Class H, PO, 08/25/23	47
39	Series 1993-228, Class G, PO, 09/25/23	36
1,087	Series 1994-37, Class L, 6.500%, 03/25/24	1,252
3,882	Series 1994-51, Class PV, 6.000%, 03/25/24	4,348
1,981	Series 1998-58, Class PC, 6.500%, 10/25/28	2,268
438	Series 2000-8, Class Z, 7.500%, 02/20/30	518
1,126	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	236
382	Series 2002-2, Class UC, 6.000%, 02/25/17	407
576	Series 2002-3, Class PG, 5.500%, 02/25/17	604
3,093	Series 2002-73, Class OE, 5.000%, 11/25/17	3,348
1,277	Series 2002-92, Class FB, VAR, 0.858%, 04/25/30	1,289
7,747	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,703
413	Series 2003-67, Class SA, HB, IF , 44.151%, 10/25/31	916
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,142
15,504	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	16,246
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,360
6,967	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	7,548
15,559	Series 2004-7, Class JK, 4.000%, 02/25/19	16,373
2,720	Series 2004-46, Class QD, HB, IF , 23.170%, 03/25/34	3,869
2,982	Series 2004-54, Class FL, VAR, 0.608%, 07/25/34	2,999
5,641	Series 2004-60, Class PA, 5.500%, 04/25/34	6,055
12,706	Series 2004-97, Class B, 5.500%, 01/25/35	14,016
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,910
2,044	Series 2005-29, Class AK, 4.500%, 04/25/35	2,098
3,558	Series 2005-58, Class EP, 5.500%, 07/25/35	3,997
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,398
3,623	Series 2005-83, Class LA, 5.500%, 10/25/35	4,124
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,107
12,190	Series 2006-3, Class SB, IF, IO, 6.492%, 07/25/35	1,681
21,725	Series 2006-51, Class FP, VAR, 0.558%, 03/25/36	21,825
343	Series 2006-69, Class SP, IF, 14.580%, 05/25/30	358
295	Series 2006-81, Class FA, VAR, 0.558%, 09/25/36	296
3,212	Series 2006-110, Class PO, PO, 11/25/36	3,088
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,946
1,900	Series 2009-89, Class A1, 5.410%, 05/25/35	2,069
830	Series 2010-4, Class SL, IF, 11.121%, 02/25/40	907

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,992		Series 2010-11, Class CB, 4.500%, 02/25/40	7,418
6,000		Series 2010-47, Class MB, 5.000%, 09/25/39	6,912
9,197		Series 2010-68, Class EP, 4.500%, 12/25/39	10,332
5,000		Series 2010-117, Class DY, 4.500%, 10/25/25	5,806
4,274		Series 2010-155, Class B, 3.500%, 01/25/26	4,682
11,500		Series 2011-145, Class PB, 3.500%, 01/25/32	12,440
24,294		Series 2012-47, Class QE, 4.000%, 05/25/38	26,157
5,566		Series 2012-50, Class HY, 4.000%, 05/25/42	6,280
17,391		Series 2012-60, Class EP, 3.000%, 04/25/42	18,186
25,933		Series 2012-63, Class VA, 4.000%, 08/25/23	29,052
24,770		Series 2012-93, Class ME, 2.500%, 01/25/42	25,568
22		Series G92-35, Class EB, 7.500%, 07/25/22	25
197		Series G92-44, Class ZQ, 8.000%, 07/25/22	219
		Federal National Mortgage Association STRIPS,
3,123		Series 278, Class 1, VAR, 1.086%, 08/01/25	3,138
1,338		Series 278, Class 3, VAR, 1.128%, 11/01/23	1,374
1,494		Series 343, Class 23, IO, 4.000%, 10/01/18	101
		Government National Mortgage Association,
637		Series 1998-22, Class PD, 6.500%, 09/20/28	694
364		Series 1999-17, Class L, 6.000%, 05/20/29	396
3,581		Series 2001-10, Class PE, 6.500%, 03/16/31	4,182
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,317
7,991		Series 2003-59, Class XA, IO, VAR, 0.961%, 06/16/34	105
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	4,043
976		Series 2004-62, Class VA, 5.500%, 07/20/15	979
12,159		Series 2005-28, Class AJ, 5.500%, 04/20/35	13,541
2,832		Series 2008-15, Class NB, 4.500%, 02/20/38	3,083
9,656		Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	2,083
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	32,933
6,687		Series 2009-52, Class MA, 5.000%, 11/20/36	6,993
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,647
10,912		Series 2011-29, Class Z, 5.000%, 05/20/40	13,153

		Total Collateralized Mortgage Obligations (Cost $738,675)	779,539

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,392)	6,811

Mortgage Pass-Through Securities — 6.4%
		Federal Home Loan Mortgage Corp.,
219		ARM, 2.171%, 01/01/27	230
25		ARM, 2.310%, 04/01/30	27
16		ARM, 2.319%, 02/01/19	16
6		ARM, 2.360%, 07/01/30	6
2,175		ARM, 2.563%, 03/01/37	2,316
75		ARM, 2.577%, 08/01/18	79
25		ARM, 2.603%, 03/01/18	25
35		ARM, 3.000%, 06/01/18	35
2		ARM, 3.004%, 01/01/20	3
103		ARM, 3.023%, 01/01/21	103
47		ARM, 3.123%, 11/01/18	50
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
356		5.000%, 12/01/13 - 12/01/16	382
117		6.000%, 04/01/14	118
242		6.500%, 12/01/12 - 06/01/14	252
–	(h)	7.000%, 12/01/14	—	(h)
849		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	926
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
7,972		4.000%, 04/01/42	8,512
2,409		4.500%, 10/01/40	2,626

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,275		5.500%, 11/01/33	1,423
230		6.000%, 02/01/32	255
980		6.500%, 01/01/24 - 07/01/29	1,143
1,354		7.000%, 08/01/25 - 09/01/29 (m)	1,600
76		7.500%, 09/01/24 - 08/01/25	85
76		8.000%, 11/01/24 - 09/01/25	85
181		8.500%, 05/01/24 - 07/01/28	220
5		9.000%, 10/01/17 - 11/01/21	5
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
160		ARM, 2.288%, 11/01/27 - 11/01/40	167
8		ARM, 2.366%, 08/01/41	8
181		ARM, 2.375%, 09/01/17 - 08/01/30	189
44		ARM, 2.398%, 06/01/29	45
31		ARM, 2.400%, 06/01/20	32
53		ARM, 2.485%, 09/01/14	54
23		ARM, 2.500%, 06/01/17	23
83		ARM, 2.510%, 07/01/17	85
7		ARM, 2.738%, 10/01/16	7
152		ARM, 2.875%, 06/01/15 - 01/01/29	159
5		ARM, 3.000%, 07/01/27	5
100		ARM, 3.124%, 08/01/19	100
3		ARM, 3.169%, 10/01/14	3
33		ARM, 3.200%, 08/01/19	33
78		ARM, 3.743%, 09/01/27	79
16		ARM, 5.977%, 04/01/19	16
16		ARM, 6.000%, 12/01/18	16
		Federal National Mortgage Association, 15 Year, Single Family,
8,861		4.000%, 04/01/19 - 09/01/25	9,473
2,162		4.500%, 03/01/19	2,353
1,204		5.500%, 11/01/16 - 03/01/18	1,303
29		6.000%, 04/01/13 - 08/01/14	30
		Federal National Mortgage Association, 20 Year, Single Family,
887		5.000%, 11/01/23	976
1,079		6.000%, 03/01/22	1,183
32		7.500%, 06/01/14 - 07/01/14	33
		Federal National Mortgage Association, 30 Year, Single Family,
4,352		3.500%, 05/01/42	4,696
15,154		4.000%, 02/01/42	16,256
1,445		4.500%, 03/01/38	1,558
3,708		5.000%, 11/01/33	4,204
23,501		5.500%, 02/01/29 - 05/01/36 (m)	26,624
3,562		6.000%, 07/01/36	4,082
724		6.500%, 06/01/26 - 04/01/32	830
4,565		7.000%, 02/01/24 - 03/01/35	5,299
213		7.500%, 03/01/30 - 04/01/30	235
134		10.000%, 10/01/16 - 11/01/21	151
		Federal National Mortgage Association, Other,
7,904		3.221%, 01/01/22	8,643
9,875		3.373%, 01/01/22	10,897
139		6.000%, 09/01/28	154
		Government National Mortgage Association II, 30 Year, Single Family,
303		8.000%, 11/20/26 - 11/20/27	374
		Government National Mortgage Association, 30 Year, Single Family,
30		6.000%, 10/15/23	33
854		6.500%, 06/15/23 - 02/15/24 (m)	981
369		7.000%, 12/15/22 - 06/15/28	432
417		7.500%, 02/15/22 - 02/15/28	479
207		8.000%, 07/15/22 - 08/15/26	250
460		9.000%, 06/15/16 - 11/15/24	533
19		9.500%, 08/15/16 - 12/15/20	21

		Total Mortgage Pass-Through Securities (Cost $115,131)	123,626

U.S. Government Agency Securities — 17.6%
		Federal Farm Credit Banks,
10,000		5.750%, 05/11/26	13,781
12,824		5.750%, 12/07/28	18,083
		Federal National Mortgage Association,
30,000		Zero Coupon, 10/09/19	26,481
10,000		6.250%, 05/15/29	14,613
		Federal National Mortgage Association STRIPS,
34,750		11/15/20	29,898
8,000		05/15/23	6,187
9,200		05/29/26	6,229
10,000		05/15/30	5,775
26,153		Financing Corp. STRIPS, 12/06/18	23,989
		Residual Funding Corp. STRIPS,
34,520		10/15/19	31,534
90,500		07/15/20	80,601
10,000		01/15/30	6,211
5,000		04/15/30	3,075
		Resolution Funding Corp. STRIPS,
50,000		07/15/20	44,418

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
15,000	04/15/28	9,770
	Tennessee Valley Authority STRIPS,
4,500	07/15/16	4,355
14,740	12/15/17	13,764

	Total U.S. Government Agency Securities (Cost $255,368)	338,764

U.S. Treasury Obligations — 29.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	28,200
20,000	5.250%, 02/15/29	28,266
2,500	7.125%, 02/15/23	3,817
13,140	7.250%, 05/15/16	16,224
3,935	7.250%, 08/15/22	5,997
3,635	8.000%, 11/15/21	5,682
3,190	8.875%, 08/15/17	4,420
1,020	9.000%, 11/15/18	1,508
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	31,357
26,450	1.625%, 01/15/15	34,021
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	25,103
45,000	1.750%, 05/15/22	45,914
25,000	2.000%, 04/30/16	26,373
20,000	2.000%, 11/15/21	20,980
25,000	2.000%, 02/15/22	26,143
25,000	2.625%, 08/15/20	27,695
80,000	2.625%, 11/15/20	88,575
25,000	3.750%, 11/15/18	29,295
25,000	4.250%, 11/15/17	29,430
1,020	4.750%, 08/15/17	1,218
	U.S. Treasury STRIPS,
5,845	02/15/15	5,807
1,655	05/15/15	1,642
600	08/15/15	594
1,900	08/15/15	1,883
1,190	05/15/16	1,173
72,500	05/15/20	66,544

	Total U.S. Treasury Obligations (Cost $493,715)	557,861

SHARES
Short-Term Investment — 7.6%
	Investment Company — 7.6%
146,701	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $146,701)	146,701

	Total Investments — 101.6% (Cost $1,755,982)	1,953,302
	Liabilities in Excess of Other Assets — (1.6)%	(31,162)

	NET ASSETS — 100.0%	$1,922,140

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,200
Aggregate gross unrealized depreciation	(4,880)

Net unrealized appreciation/depreciation	$197,320

Federal income tax cost of investments	$1,755,982

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$776,401	$3,138		$779,539
Foreign Government Security	—	6,811	—		6,811
Mortgage Pass-Through Securities	—	123,626	—		123,626
U.S. Government Agency Securities	—	338,764	—		338,764
U.S. Treasury Obligations	—	557,861	—		557,861
Short-Term Investment
Investment Company	146,701	—	—		146,701

Total Investments in Securities	$146,701	$1,803,463	$3,138	*	$1,953,302

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $3,138,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Collateralized Mortgage Obligations Agency CMO	$—	$—	$46	$15	$—	$(342)	$3,419	$—	$3,138

Total	$—	$—	$46	$15	$—	$(342)	$3,419	$—	$3,138

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $46,000.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.907%, 01/25/35 (i)	12
196	GSAA Trust, Series 2006-3, Class A1, VAR, 0.287%, 03/25/36	104
90	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.707%, 09/25/34 (i)	10
7,000	Unipac IX LLC, 13.000%, 04/11/13 (i)	6,725

	Total Asset-Backed Securities (Cost $7,608)	6,851

Commercial Mortgage-Backed Security — 0.8%
91,017	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.508%, 11/15/15 (e) (Cost $84,783)	90,733

Convertible Bonds — 0.2%
	Consumer Discretionary — 0.2%
	Diversified Consumer Services — 0.2%
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,520
5,625	3.375%, 07/15/16	5,716

		12,236

	Hotels, Restaurants & Leisure — 0.0% (g)
3,054	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	3,054

	Total Consumer Discretionary	15,290

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	2,032

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
4,271	Somerset Cayuga Holding Co., Inc., HB, PIK, 20.000%, 06/15/17 (e) (i)	4,271

	Total Convertible Bonds (Cost $19,587)	21,593

Corporate Bonds — 81.3%
	Consumer Discretionary — 15.0%
	Auto Components — 0.4%
36,054	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	38,488
2,535	UCI International, Inc., 8.625%, 02/15/19	2,449

		40,937

	Automobiles — 1.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
13,000	8.000%, 06/15/19	14,186
42,650	8.250%, 06/15/21	46,969
	Ford Holdings LLC,
33,822	9.300%, 03/01/30 (m)	46,675
7,750	9.375%, 03/01/20	9,910
	Ford Motor Co.,
325	7.500%, 08/01/26	385
4,545	7.750%, 06/15/43	5,187
3,425	8.900%, 01/15/32	4,521
3,529	9.215%, 09/15/21	4,552
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	—	(h)
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		132,385

	Broadcasting & Cable TV — 2.1%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	27
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,295	5.250%, 09/30/22	5,335
14,095	6.500%, 04/30/21	15,205
10,775	6.625%, 01/31/22	11,718
5,151	7.000%, 01/15/19	5,576
8,065	7.375%, 06/01/20	8,972
12,945	8.125%, 04/30/20	14,563

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
2,107	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.375%, 09/15/20 (e)	2,165
32,234	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	34,410
9,725	CSC Holdings LLC, 6.750%, 11/15/21 (e)	10,697
	DISH DBS Corp.,
615	4.625%, 07/15/17	635
5,121	5.875%, 07/15/22	5,486
14,130	6.750%, 06/01/21	15,967
3,125	7.125%, 02/01/16	3,504
18,890	7.875%, 09/01/19	22,337
8,360	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	9,091
4,870	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	4,919
	Mediacom LLC/Mediacom Capital Corp.,
5,460	7.250%, 02/15/22	5,856
16,680	9.125%, 08/15/19	18,431
9,901	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	9,901
17,525	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	18,795
8,340	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	9,132
	Virgin Media Finance plc, (United Kingdom),
10,304	4.875%, 02/15/22	10,587
5,844	8.375%, 10/15/19	6,692

		250,044

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	435
6,630	7.000%, 05/15/19	7,260
1,850	7.625%, 10/01/18	2,206
7,650	8.000%, 11/15/21	9,448
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,693

		23,042

	Gaming — 2.4%
315	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	324
8,770	Ameristar Casinos, Inc., 7.500%, 04/15/21	9,340
3,379	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	3,489
23,765	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (i)	13,308
19,986	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17	21,535
9,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	10,628
8,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	9,426
8,920	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	9,544
8,750	Mandalay Resort Group, 7.625%, 07/15/13	9,013
15,000	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	16,988
	MGM Resorts International,
5,500	6.750%, 10/01/20 (e)	5,541
16,451	7.625%, 01/15/17	17,479
11,945	8.625%, 02/01/19 (e)	13,080
21,675	10.000%, 11/01/16	24,764
16,150	11.375%, 03/01/18	19,178
8,066	Peninsula Gaming Corp., 10.750%, 08/15/17	9,064
4,012	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	4,373
5,025	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,389
12,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	13,680
11,850	Seminole Hard Rock Entertainment, Inc., VAR, 2.889%, 03/15/14 (e)	11,791
9,890	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,310
9,630	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	9,269
16,000	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	16,720
5,456	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	5,831

		270,064

	Hotels, Restaurants & Leisure — 0.8%
8,000	Burger King Corp., 9.875%, 10/15/18	9,220
3,915	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	4,434
	Cinemark USA, Inc.,
1,755	7.375%, 06/15/21	1,922
9,451	8.625%, 06/15/19	10,443
11,493	CKE Restaurants, Inc., 11.375%, 07/15/18	13,289
3,472	CKE, Inc., PIK, 10.500%, 03/14/16 (e)	3,697
8,000	DineEquity, Inc., 9.500%, 10/30/18	9,050

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
8,640	Felcor Lodging LP, 6.750%, 06/01/19	9,094
1,762	Host Hotels & Resorts LP, 4.750%, 03/01/23	1,868
	Real Mex Restaurants, Inc.,
3,683	11.000%, 03/15/14 (i)	3,683
6,095	12.000%, 03/15/14 (i)	6,094
4,463	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	4,675
3,448	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	3,258
4,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	4,272

		84,999

	Household Durables — 1.7%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	3,140
3,735	D.R. Horton, Inc., 4.375%, 09/15/22	3,740
	K. Hovnanian Enterprises, Inc.,
9,900	7.250%, 10/15/20 (e)	10,618
3,367	9.125%, 11/15/20 (e)	3,548
5,000	11.875%, 10/15/15	5,375
	KB Home,
8,139	7.500%, 09/15/22	8,831
1,000	8.000%, 03/15/20	1,120
3,110	9.100%, 09/15/17	3,592
	Lennar Corp.,
4,039	4.750%, 12/15/17 (e)	4,180
6,350	4.750%, 11/15/22 (e)	6,144
13,528	6.950%, 06/01/18	15,219
5,430	12.250%, 06/01/17	7,276
5,000	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	5,350
16,293	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	16,293
19,159	M/I Homes, Inc., 8.625%, 11/15/18	20,739
	Meritage Homes Corp.,
11,505	7.000%, 04/01/22	12,483
546	7.731%, 04/30/17 (e)	562
6,688	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	6,730
	Standard Pacific Corp.,
16,490	8.375%, 05/15/18	19,046
5,775	8.375%, 01/15/21	6,612
17,002	10.750%, 09/15/16	20,828
11,295	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	11,860
1,855	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,189

		195,475

	Leisure Equipment & Products — 0.2%
9,997	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	10,896
11,167	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	10,581

		21,477

	Media — 4.2%
	Cablevision Systems Corp.,
9,842	5.875%, 09/15/22	9,645
5,737	7.750%, 04/15/18	6,268
18,982	8.000%, 04/15/20	20,975
	Clear Channel Communications, Inc.,
7,875	9.000%, 12/15/19 (e)	7,137
6,380	9.000%, 03/01/21	5,630
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22 (e)	9,806
26,645	6.500%, 11/15/22 (e)	26,778
2,650	7.625%, 03/15/20	2,557
26,535	7.625%, 03/15/20	26,004
2,356	Gannett Co., Inc., 10.000%, 04/01/16	2,851
12,175	Gray Television, Inc., 7.500%, 10/01/20 (e)	12,175
	Hughes Satellite Systems Corp.,
353	6.500%, 06/15/19	379
987	7.625%, 06/15/21	1,101
	Intelsat Jackson Holdings S.A., (Luxembourg),
11,347	7.250%, 04/01/19	12,113
17,390	7.250%, 10/15/20 (e)	18,521
11,945	7.250%, 10/15/20	12,751
6,985	7.500%, 04/01/21	7,474
4,855	8.500%, 11/01/19	5,413
	Intelsat Luxembourg S.A., (Luxembourg),
6,700	11.250%, 02/04/17	7,102
98,134	PIK, 12.500%, 02/04/17	104,145
6,754	Lamar Media Corp., 5.000%, 05/01/23 (e)	6,771
8,195	McClatchy Co. (The), 11.500%, 02/15/17	9,035
18,425	Media General, Inc., 11.750%, 02/15/17	21,143
8,060	Mood Media Corp., (Canada), 9.250%, 10/15/20 (e)	8,302
3,349	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	3,701

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
1,104	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	1,110
6,538	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	7,143
13,290	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (e)	13,788
7,941	Radio One, Inc., 12.500%, 05/24/16	7,107
5,600	Regal Cinemas Corp., 8.625%, 07/15/19	6,146
1,025	Regal Entertainment Group, 9.125%, 08/15/18	1,135
17,675	Sinclair Television Group, Inc., 6.125%, 10/01/22 (e)	18,426
7,600	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	7,942
	Univision Communications, Inc.,
30,400	6.750%, 09/15/22 (e)	30,704
1,335	6.875%, 05/15/19 (e)	1,375
4,828	7.875%, 11/01/20 (e)	5,154
12,840	8.500%, 05/15/21 (e)	13,225
1,059	Valassis Communications, Inc., 6.625%, 02/01/21	1,093
4,810	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	4,930

		467,055

	Multiline Retail — 0.2%
10,000	QVC, Inc., 7.375%, 10/15/20 (e)	11,086
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,040

		22,126

	Specialty Retail — 1.4%
3,000	99 Cents Only Stores, 11.000%, 12/15/19	3,420
11,472	AAH Holdings Corp., 8.875%, 08/01/20 (e)	12,160
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,792
5,208	CDR DB Sub, Inc., 7.750%, 10/15/20 (e)	5,130
	Claire’s Stores, Inc.,
34,091	8.875%, 03/15/19	31,790
42,360	9.000%, 03/15/19 (e)	45,060
16,502	Gymboree Corp., 9.125%, 12/01/18	15,141
11,500	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	11,241
1,954	Neebo, Inc., 15.000%, 06/30/16 (e)	1,465
5,760	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,897
22,020	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	22,571

		156,667

	Textiles, Apparel & Luxury Goods — 0.2%
21,059	Quiksilver, Inc., 6.875%, 04/15/15 (m)	20,664

	Total Consumer Discretionary	1,684,935

	Consumer Staples — 3.3%
	Beverages — 0.1%
8,800	Constellation Brands, Inc., 6.000%, 05/01/22	10,065

	Food & Staples Retailing — 2.1%
	American Stores Co.,
3,600	7.100%, 03/20/28	2,826
4,000	8.000%, 06/01/26	3,470
11,000	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	11,798
	New Albertsons, Inc.,
5,645	7.450%, 08/01/29	3,161
5,141	8.000%, 05/01/31	2,854
1,214	8.700%, 05/01/30	698
	Rite Aid Corp.,
12,620	7.500%, 03/01/17	12,904
8,750	9.250%, 03/15/20	8,925
75,465	9.500%, 06/15/17	77,729
20,025	10.250%, 10/15/19	22,628
8,750	10.375%, 07/15/16	9,242
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	14,671
70,235	8.000%, 05/01/16	64,616

		235,522

	Food Products — 0.7%
13,440	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	14,179
	Dean Foods Co.,
6,495	7.000%, 06/01/16	6,966
4,240	9.750%, 12/15/18	4,781
2,906	Eurofresh, Inc., PIK, 15.000%, 11/18/16 # (i)	—
	JBS USA LLC/JBS USA Finance, Inc.,
3,980	7.250%, 06/01/21 (e)	3,910
4,969	8.250%, 02/01/20 (e)	5,155
2,705	11.625%, 05/01/14	3,047
5,029	Michael Foods Group, Inc., 9.750%, 07/15/18	5,582
9,385	Pilgrim’s Pride Corp., 7.875%, 12/15/18	9,385

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
12,366	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	10,789
	Smithfield Foods, Inc.,
4,000	6.625%, 08/15/22	4,240
8,897	7.750%, 07/01/17	10,120

		78,154

	Household Products — 0.2%
6,478	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17 (e)	6,607
6,044	Armored Autogroup, Inc., 9.250%, 11/01/18	4,782
4,492	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	4,705
8,199	Spectrum Brands, Inc., 6.750%, 03/15/20 (e)	8,548

		24,642

	Personal Products — 0.1%
8,923	American Achievement Corp., 10.875%, 04/15/16 (e)	7,406
4,027	Visant Corp., 10.000%, 10/01/17	3,503

		10,909

	Tobacco — 0.1%
9,745	Alliance One International, Inc., 10.000%, 07/15/16	10,098
6,000	Vector Group Ltd., 11.000%, 08/15/15	6,248

		16,346

	Total Consumer Staples	375,638

	Energy — 12.1%
	Energy Equipment & Services — 1.7%
3,187	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	3,271
	Key Energy Services, Inc.,
2,692	6.750%, 03/01/21 (e)	2,685
25,797	6.750%, 03/01/21	25,862
5,100	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	5,176
23,600	Oil States International, Inc., 6.500%, 06/01/19	25,075
14,450	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	15,173
9,000	PHI, Inc., 8.625%, 10/15/18	9,585
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,800
11,195	6.625%, 11/15/20	11,810
	Seadrill Ltd., (Bermuda),
5,571	5.625%, 09/15/17 (e)	5,571
16,200	6.500%, 10/05/15	16,828
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,127
6,667	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	6,634
10,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	11,362
	Unit Corp.,
1,842	6.625%, 05/15/21	1,874
29,259	6.625%, 05/15/21 (e)	29,771

		185,604

	Oil, Gas & Consumable Fuels — 10.4%
14,383	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	15,246
	Alpha Natural Resources, Inc.,
12,630	6.000%, 06/01/19	11,241
13,209	6.250%, 06/01/21	11,624
4,300	9.750%, 04/15/18	4,472
	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
11,450	9.625%, 10/15/18	11,622
5,115	9.625%, 10/15/18 (e)	5,192
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,923
9,005	7.000%, 05/20/22	9,816
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	10,682
2,990	6.500%, 05/20/21	3,184
	Antero Resources Finance Corp.,
9,000	6.000%, 12/01/20 (e)	9,023
5,755	9.375%, 12/01/17	6,330
	Arch Coal, Inc.,
2,185	7.000%, 06/15/19	1,961
1,100	8.750%, 08/01/16	1,111
3,605	9.875%, 06/15/19 (e)	3,632
	Bill Barrett Corp.,
10,149	7.000%, 10/15/22	10,161
13,083	7.625%, 10/01/19	13,541
9,377	9.875%, 07/15/16 (m)	10,268
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
4,521	9.375%, 05/01/19	4,871
5,064	9.625%, 08/01/20 (e)	5,495
	Chesapeake Energy Corp.,
2,100	6.625%, 08/15/20	2,200
13,480	6.775%, 03/15/19	13,514

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
7,560	6.875%, 08/15/18	7,938
8,120	6.875%, 11/15/20	8,566
6,880	7.250%, 12/15/18	7,396
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	12,925
15,000	Cimarex Energy Co., 5.875%, 05/01/22	16,050
15,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	17,482
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8,980	8.250%, 12/15/17	9,654
518	8.500%, 12/15/19	562
	Comstock Resources, Inc.,
2,550	7.750%, 04/01/19	2,569
20,628	8.375%, 10/15/17	21,453
7,500	9.500%, 06/15/20	7,969
	Concho Resources, Inc.,
14,105	5.500%, 10/01/22	14,563
8,285	5.500%, 04/01/23	8,575
7,855	6.500%, 01/15/22	8,562
9,054	7.000%, 01/15/21	9,982
	CONSOL Energy, Inc.,
1,410	6.375%, 03/01/21	1,421
11,874	8.000%, 04/01/17	12,705
7,760	8.250%, 04/01/20	8,284
	Continental Resources, Inc.,
24,588	5.000%, 09/15/22	26,063
3,575	7.125%, 04/01/21	4,031
6,667	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19 (e)	6,800
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22 (e)	12,603
16,543	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	16,295
	El Paso LLC,
4,950	6.500%, 09/15/20	5,557
3,869	7.250%, 06/01/18	4,472
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,842
	Energy XXI Gulf Coast, Inc.,
4,101	7.750%, 06/15/19	4,409
4,064	9.250%, 12/15/17	4,582
	EP Energy LLC/EP Energy Finance, Inc.,
7,655	6.875%, 05/01/19 (e)	8,287
33,525	9.375%, 05/01/20 (e)	37,129
3,552	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22 (e)	3,685
	Ferrellgas LP/Ferrellgas Finance Corp.,
12,208	6.500%, 05/01/21	11,842
11,592	9.125%, 10/01/17	12,461
	Forest Oil Corp.,
19,288	7.250%, 06/15/19 (m)	19,288
3,937	7.500%, 09/15/20 (e)	4,055
5,527	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	5,783
	Hilcorp Energy I LP/Hilcorp Finance Co.,
22,315	7.625%, 04/15/21 (e)	24,156
10,990	8.000%, 02/15/20 (e)	12,034
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20 (e)	8,394
6,200	8.250%, 03/15/18	6,634
4,761	Inergy Midstream LP/Finance Corp.,
	6.000%, 12/15/20 (e)	4,844
6,145	Laredo Petroleum, Inc., 7.375%, 05/01/22	6,652
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
14,000	6.250%, 06/15/22	15,225
500	6.500%, 08/15/21	544
17,060	6.750%, 11/01/20	18,595
979	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	1,016
8,331	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20 (e)	8,789
	Newfield Exploration Co.,
8,340	5.625%, 07/01/24	8,924
12,000	5.750%, 01/30/22	13,050
14,645	6.875%, 02/01/20	15,761
9,070	7.125%, 05/15/18	9,569
21,041	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	19,463
6,209	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	7,140
3,960	OGX Austria GmbH, (Austria), 8.375%, 04/01/22 (e)	3,227
10,703	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	11,238
	Peabody Energy Corp.,
8,070	6.000%, 11/15/18	8,433
9,250	6.250%, 11/15/21	9,597
14,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	16,037
4,722	Pioneer Natural Resources Co., 7.500%, 01/15/20	5,999

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Plains Exploration & Production Co.,
15,937	6.500%, 11/15/20	16,256
20,000	6.750%, 02/01/22	20,600
15,937	6.875%, 02/15/23	16,415
	QEP Resources, Inc.,
8,483	5.250%, 05/01/23	8,907
13,950	5.375%, 10/01/22	14,717
20,569	6.875%, 03/01/21	23,603
	Range Resources Corp.,
1,080	6.750%, 08/01/20	1,183
2,000	7.500%, 10/01/17	2,082
2,000	8.000%, 05/15/19	2,200
	Regency Energy Partners LP/Regency Energy Finance Corp.,
8,000	5.500%, 04/15/23	8,400
12,345	6.500%, 07/15/21	13,456
34,865	Samson Investment Co., 9.750%, 02/15/20 (e)	36,870
	SM Energy Co.,
13,315	6.500%, 11/15/21	14,047
14,000	6.500%, 01/01/23	14,770
22,659	6.625%, 02/15/19	23,962
13,108	Stone Energy Corp., 7.500%, 11/15/22	13,370
	Swift Energy Co.,
11,772	7.125%, 06/01/17	12,125
11,886	7.875%, 03/01/22	12,302
4,500	7.875%, 03/01/22 (e)	4,658
186	8.875%, 01/15/20	200
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
9,583	5.250%, 05/01/23 (e)	9,799
4,800	6.375%, 08/01/22 (e)	5,208
11,585	6.875%, 02/01/21	12,685
9,090	7.875%, 10/15/18	9,931
4,332	Tesoro Corp., 5.375%, 10/01/22	4,505
5,810	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	6,042
12,315	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	12,592
	W&T Offshore, Inc.,
23,650	8.500%, 06/15/19	24,832
3,750	8.500%, 06/15/19 (e)	3,938
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,083
22,060	6.000%, 01/15/22	23,604

		1,172,612

	Total Energy	1,358,216

	Financials — 10.8%
	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
4,275	6.000%, 11/15/17	4,328
9,350	6.375%, 11/15/19	9,432
3,600	Merrill Lynch & Co., Inc., 5.700%, 05/02/17	3,934
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,755

		23,449

	Commercial Banks — 3.1%
	Bank of America Corp.,
100	5.420%, 03/15/17	109
3,550	5.625%, 07/01/20	4,192
10,921	5.750%, 08/15/16	11,962
4,580	5.875%, 01/05/21	5,473
35,966	VAR, 8.000%, 01/30/18 (x)	39,661
32,885	VAR, 8.125%, 05/15/18 (x)	36,458
	Barclays Bank plc, (United Kingdom),
3,950	6.050%, 12/04/17 (e)	4,328
8,390	7.625%, 11/21/22	8,306
6,900	10.179%, 06/12/21 (e)	9,255
	CIT Group, Inc.,
12,116	4.250%, 08/15/17	12,383
6,520	5.000%, 05/15/17	6,830
9,696	5.000%, 08/15/22	10,166
32,255	5.250%, 03/15/18	34,230
3,256	5.375%, 05/15/20	3,476
33,925	6.625%, 04/01/18 (e)	37,996
1,889	Countrywide Capital III, 8.050%, 06/15/27	2,172
11,870	Regions Bank, 7.500%, 05/15/18	14,244
	Royal Bank of Scotland Group plc, (United Kingdom),
5,895	5.000%, 10/01/14	6,087
4,095	5.050%, 01/08/15	4,246
11,884	6.125%, 12/15/22	12,187
8,280	VAR, 7.648%, 09/30/31 (x)	8,259
4,790	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.108%, 03/09/15	4,505

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
13,566	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 9.500%, 03/16/22	15,770
55,853	Wachovia Capital Trust III, VAR, 5.570%, 01/03/13 (m) (x)	55,644

		347,939

	Consumer Finance — 1.6%
	Ally Financial, Inc.,
22,880	6.250%, 12/01/17	25,272
37,488	7.500%, 09/15/20	45,173
5,765	8.000%, 03/15/20	7,091
77,504	8.000%, 11/01/31	98,430

		175,966

	Diversified Financial Services — 2.7%
8,065	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,642
144,695	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	2,532
4,495	Cardtronics, Inc., 8.250%, 09/01/18	5,012
11,531	Citigroup, Inc., VAR, 5.950%, 01/30/23 (x)	11,733
16,326	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	16,612
3,879	Community Choice Financial, Inc., 10.750%, 05/01/19	3,763
10,335	Highland Ranch, 6.700%, 09/01/20 (i)	7,855
56,054	ILFC E-Capital Trust I, VAR, 4.520%, 12/21/65 (e)	39,456
25,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	21,045
	International Lease Finance Corp.,
400	5.625%, 09/20/13	411
6,965	5.875%, 04/01/19	7,179
17,400	5.875%, 08/15/22	17,785
24,055	6.250%, 05/15/19	25,438
33,482	8.250%, 12/15/20	38,977
700	8.625%, 09/15/15	780
19,140	8.625%, 01/15/22	22,824
13,045	8.750%, 03/15/17	14,920
8,600	8.875%, 09/01/17	9,976
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
6,659	7.875%, 10/01/20 (e)	6,900
4,035	9.625%, 05/01/19 (e)	4,469
2,340	9.625%, 05/01/19 (e)	2,603
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,096
4,889	5.875%, 03/15/22 (e)	5,097
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,471
10,450	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	11,025
	TransUnion Holding Co., Inc.,
1,505	9.625%, 06/15/18	1,588
7,880	PIK, 8.875%, 06/15/18 (e)	7,959

		304,148

	Insurance — 2.5%
49,155	American International Group, Inc., VAR, 8.175%, 05/15/58	61,444
28,200	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	27,918
5,000	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,725
13,089	Hub International Ltd., 8.125%, 10/15/18 (e)	13,580
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	17,453
71,348	VAR, 10.750%, 06/15/58 (e)	105,952
14,186	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	14,222
	USI Holdings Corp.,
17,061	9.750%, 05/15/15 (e) (m)	17,573
5,032	VAR, 4.185%, 11/15/14 (e)	5,019
18,000	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	16,308

		285,194

	Real Estate Investment Trusts (REITs) — 0.6%
14,425	CBRE Services, Inc., 6.625%, 10/15/20	15,759
11,264	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	10,814
5,875	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 (e)	6,081

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
9,361	DuPont Fabros Technology LP, 8.500%, 12/15/17	10,274
2,429	First Industrial LP, 6.420%, 06/01/14	2,549
7,237	iStar Financial, Inc., 9.000%, 06/01/17	7,834
	Weyerhaeuser Co.,
950	7.375%, 03/15/32	1,214
15,000	8.500%, 01/15/25	20,375

		74,900

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	9,810

	Total Financials	1,221,406

	Health Care — 7.2%
	Health Care Equipment & Supplies — 0.7%
	Biomet, Inc.,
23,070	6.500%, 08/01/20 (e)	24,108
13,365	6.500%, 10/01/20 (e)	13,232
12,350	Hologic, Inc., 6.250%, 08/01/20 (e)	13,122
275	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	286
4,350	Physio-Control International, Inc., 9.875%, 01/15/19 (e)	4,752
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,694
	VWR Funding, Inc.,
16,250	7.250%, 09/15/17 (e)	16,778
2,286	10.750%, 06/30/17 (e)	2,366

		77,338

	Health Care Providers & Services — 5.5%
7,500	Amsurg Corp., 5.625%, 11/30/20 (e)	7,575
5,535	Capella Healthcare, Inc., 9.250%, 07/01/17	5,909
	CHS/Community Health Systems, Inc.,
15,095	5.125%, 08/15/18	15,887
10,612	7.125%, 07/15/20	11,222
19,320	8.000%, 11/15/19	21,035
	DaVita HealthCare Partners, Inc.,
14,110	6.375%, 11/01/18	15,098
8,800	6.625%, 11/01/20	9,471
10,985	Emergency Medical Services Corp., 8.125%, 06/01/19	11,726
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,840
13,829	5.875%, 01/31/22 (e)	14,832
	Fresenius Medical Care U.S. Finance, Inc.,
11,985	5.750%, 02/15/21 (e)	12,779
3,075	6.500%, 09/15/18 (e)	3,452
8,669	6.875%, 07/15/17	9,817
	HCA, Inc.,
10,695	4.750%, 05/01/23	10,802
3,776	5.750%, 03/15/14	3,946
32,425	5.875%, 03/15/22	35,262
11,800	5.875%, 05/01/23	12,213
8,053	6.375%, 01/15/15	8,677
44,293	6.500%, 02/15/20	49,719
1,315	6.750%, 07/15/13	1,354
8,825	7.250%, 09/15/20	9,840
43,048	7.500%, 02/15/22	48,967
1,580	7.875%, 02/15/20	1,776
22,600	8.000%, 10/01/18	26,216
8,556	8.500%, 04/15/19	9,604
3,765	9.875%, 02/15/17	4,005
	Health Management Associates, Inc.,
10,117	6.125%, 04/15/16	10,990
16,800	7.375%, 01/15/20	18,144
5,568	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	5,262
10,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,903
	inVentiv Health, Inc.,
34,950	10.000%, 08/15/18 (e)	30,406
3,515	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	3,603
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,577
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	22,231
7,896	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	8,093
11,293	Omnicare, Inc., 7.750%, 06/01/20	12,493
5,621	OnCure Holdings, Inc., 11.750%, 05/15/17	2,895
	Tenet Healthcare Corp.,
7,725	4.750%, 06/01/20 (e)	7,783
14,000	6.250%, 11/01/18	15,400
17,751	8.000%, 08/01/20	19,038
13,394	8.875%, 07/01/19	15,001
1,800	9.250%, 02/01/15	2,029
425	10.000%, 05/01/18	485
13,415	United Surgical Partners International, Inc., 9.000%, 04/01/20	14,790
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
12,710	7.750%, 02/01/19	13,091
2,700	7.750%, 02/01/19 (e)	2,781

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
30,878	8.000%, 02/01/18	32,075

		623,094

	Pharmaceuticals — 1.0%
	Catalent Pharma Solutions, Inc.,
10,028	7.875%, 10/15/18 (e)	10,128
2,742	9.500%, 04/15/15	2,808
11,913	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 # (i)	357
20,653	Elan Finance plc/Elan Finance Corp., (Ireland), 6.250%, 10/15/19 (e)	21,376
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,658
6,000	7.250%, 01/15/22	6,405
15,637	Mylan, Inc., 7.875%, 07/15/20 (e)	18,471
	Valeant Pharmaceuticals International,
3,123	6.375%, 10/15/20 (e)	3,318
10,225	6.500%, 07/15/16 (e)	10,787
5,450	6.750%, 10/01/17 (e)	5,900
9,400	6.875%, 12/01/18 (e)	10,164
13,520	7.000%, 10/01/20 (e)	14,703
340	7.250%, 07/15/22 (e)	371
9,215	VPI Escrow Corp., 6.375%, 10/15/20 (e)	9,791

		120,237

	Total Health Care	820,669

	Industrials — 8.6%
	Aerospace & Defense — 0.6%
5,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	5,918
	BE Aerospace, Inc.,
16,637	5.250%, 04/01/22	17,552
6,575	6.875%, 10/01/20	7,331
	Esterline Technologies Corp.,
3,910	6.625%, 03/01/17	4,037
1,865	7.000%, 08/01/20	2,070
1,777	Moog, Inc., 7.250%, 06/15/18	1,866
10,140	TransDigm, Inc., 5.500%, 10/15/20 (e)	10,368
	Triumph Group, Inc.,
8,066	8.000%, 11/15/17	8,711
8,380	8.625%, 07/15/18	9,344

		67,197

	Airlines — 1.3%
34,755	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	35,798
1,771	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,878
17,085	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	18,623
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.768%, 06/02/13	2,510
4,799	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,075
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,356
4,460	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,878
5,636	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	5,868
320	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	358
10,243	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	10,653
29,569	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	32,561
1,535	Northwest Airlines 2007-1 Class B Pass Through Trust, 8.028%, 11/01/17	1,658
1,166	UAL 2007-1 Class C Pass-Through Trust, VAR, 2.984%, 07/02/14	1,143
	UAL 2007-1 Pass-Through Trust,
7,600	6.636%, 07/02/22	8,132
941	7.336%, 07/02/19	926
2,376	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,738
10,625	US Airways 2012-2 Class A Pass-Through Trust, 4.625%, 06/03/25	10,625

		146,780

	Building Products — 1.1%
4,395	Boise Cascade LLC/Boise Cascade Finance Corp., 6.375%, 11/01/20 (e)	4,461
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	14,169
12,625	6.875%, 08/15/18 (e)	13,540
5,265	7.000%, 02/15/20 (e)	5,739
5,725	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	5,725
	Masco Corp.,
4,592	5.950%, 03/15/22	5,094
1,075	7.125%, 03/15/20	1,260
19,151	HD Supply, Inc., 8.125%, 04/15/19 (e)	21,593
12,730	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	13,621

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Building Products — Continued
	Nortek, Inc.,
5,977	8.500%, 04/15/21 (e)	6,470
15,300	8.500%, 04/15/21	16,639
11,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	12,155

		120,466

	Commercial Services & Supplies — 1.4%
33,118	Cenveo Corp., 8.875%, 02/01/18	30,137
	Clean Harbors, Inc.,
6,090	5.125%, 06/01/21 (e)	6,227
7,691	5.250%, 08/01/20	7,903
	Deluxe Corp.,
8,234	6.000%, 11/15/20 (e)	8,172
4,513	7.000%, 03/15/19	4,767
	FTI Consulting, Inc.,
5,246	6.000%, 11/15/22 (e)	5,364
8,500	6.750%, 10/01/20	9,031
16,572	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	17,442
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	7,384
22,340	VAR, 6.000%, 05/15/15	18,431
	Iron Mountain, Inc.,
17,170	5.750%, 08/15/24	17,127
5,131	7.750%, 10/01/19	5,760
981	8.375%, 08/15/21	1,084
1,985	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	1,925
1,750	Logo Merger Sub Corp., 8.375%, 10/15/20 (e)	1,776
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	84
6,815	6.500%, 08/01/27 (d)	68
3,825	9.750%, 01/15/15 (d)	38
	R.R. Donnelley & Sons Co.,
5,274	6.125%, 01/15/17	5,076
1,644	7.625%, 06/15/20	1,582
3,485	8.250%, 03/15/19	3,503

		152,881

	Construction & Engineering — 1.3%
3,530	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	3,760
	Dycom Investments, Inc.,
6,924	7.125%, 01/15/21 (e)	7,218
2,200	7.125%, 01/15/21	2,321
13,140	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	14,421
	New Enterprise Stone & Lime Co., Inc.,
1,750	11.000%, 09/01/18	1,286
6,185	PIK, 9.000%, 03/15/18 (e)	6,278
26,705	Tutor Perini Corp., 7.625%, 11/01/18	27,440
	United Rentals North America, Inc.,
5,176	5.750%, 07/15/18 (e)	5,577
7,315	6.125%, 06/15/23	7,516
9,595	7.375%, 05/15/20 (e)	10,483
15,994	7.625%, 04/15/22 (e)	17,713
13,240	8.250%, 02/01/21	14,829
13,750	8.375%, 09/15/20	15,177
12,250	9.250%, 12/15/19 (m)	13,934

		147,953

	Electrical Equipment — 0.1%
3,190	Belden, Inc., 5.500%, 09/01/22 (e)	3,230
3,267	General Cable Corp., 5.750%, 10/01/22 (e)	3,332
7,540	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	7,559

		14,121

	Environmental Services — 0.1%
11,580	Casella Waste Systems, Inc., 7.750%, 02/15/19 (e)	11,146

	Industrial Conglomerates — 0.1%
10,599	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	10,864

	Machinery — 0.4%
3,285	Actuant Corp., 5.625%, 06/15/22	3,384
5,190	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	5,138
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,967
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,501
4,765	Griffon Corp., 7.125%, 04/01/18	5,045
5,275	SPX Corp., 6.875%, 09/01/17	5,908
12,895	Thermadyne Holdings Corp., 9.000%, 12/15/17	13,669
1,920	Titan International, Inc., 7.875%, 10/01/17	2,021

		49,633

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Marine — 0.8%
18,428	ACL I Corp., PIK, 10.625%, 02/15/16	18,520
18,200	Bluewater Holding B.V., (Netherlands), VAR, 3.330%, 07/17/14 (e)	16,880
18,976	Commercial Barge Line Co., 12.500%, 07/15/17	20,922
7,803	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	7,940
11,681	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	11,155
12,818	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	11,793

		87,210

	Road & Rail — 0.8%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8,952	4.875%, 11/15/17 (e)	8,952
6,025	8.250%, 01/15/19	6,665
9,482	9.625%, 03/15/18	10,549
5,550	9.750%, 03/15/20	6,382
	HDTFS, Inc.,
3,963	5.875%, 10/15/20 (e)	4,092
2,824	6.250%, 10/15/22 (e)	2,926
	Hertz Corp. (The),
9,459	6.750%, 04/15/19	10,216
6,925	7.375%, 01/15/21	7,531
10,531	7.500%, 10/15/18	11,531
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
7,255	6.125%, 06/15/21	8,162
7,498	6.625%, 12/15/20	8,473

		85,479

	Trading Companies & Distributors — 0.5%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19 (e)	2,925
7,810	7.625%, 04/15/20	8,493
8,750	9.750%, 08/01/18	9,888
6,562	H&E Equipment Services, Inc., 7.000%, 09/01/22 (e)	6,923
8,385	Rexel S.A., (France), 6.125%, 12/15/19 (e)	8,678
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
4,634	7.375%, 08/01/21 (e)	4,959
9,448	7.500%, 10/01/18 (e)	10,109

		51,975

	Transportation Services — 0.1%
1,725	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	1,788
3,108	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	3,326
2,291	TRAC Intermodal LLC/TRAC Intermodal Corp., 11.000%, 08/15/19 (e)	2,348

		7,462

	Total Industrials	953,167

	Information Technology — 4.5%
	Communications Equipment — 0.6%
	Avaya, Inc.,
22,985	7.000%, 04/01/19 (e)	20,629
14,597	9.750%, 11/01/15	11,568
18,070	Brightstar Corp., 9.500%, 12/01/16 (e)	19,154
	Nokia OYJ, (Finland),
8,286	5.375%, 05/15/19	7,457
7,145	6.625%, 05/15/39	6,020

		64,828

	Computers & Peripherals — 0.4%
3,891	NCR Corp., 5.000%, 07/15/22 (e)	3,940
	Seagate HDD Cayman, (Cayman Islands),
350	6.875%, 05/01/20	365
13,570	7.750%, 12/15/18	14,758
3,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	3,326
	Sealed Air Corp.,
9,000	6.500%, 12/01/20 (e)	9,405
8,500	8.125%, 09/15/19 (e)	9,435
7,212	8.375%, 09/15/21 (e)	8,113

		49,342

	Electronic Equipment, Instruments & Components — 0.4%
3,500	Anixter, Inc., 5.625%, 05/01/19	3,666
15,857	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	17,086
8,753	Intcomex, Inc., 13.250%, 12/15/14	8,906
	Jabil Circuit, Inc.,
4,881	4.700%, 09/15/22	4,893
960	7.750%, 07/15/16	1,111
3,894	Kemet Corp., 10.500%, 05/01/18	3,875

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — Continued
3,200	Sanmina Corp., VAR, 3.139%, 06/15/14 (e)	3,200
5,898	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,736

		48,473

	Internet Software & Services — 0.4%
21,833	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	24,234
	Equinix, Inc.,
3,085	7.000%, 07/15/21	3,394
7,225	8.125%, 03/01/18	7,947
8,482	Sabre, Inc., 8.500%, 05/15/19 (e)	8,970

		44,545

	IT Services — 2.0%
6,971	Ceridian Corp., 8.875%, 07/15/19 (e)	7,459
	Fidelity National Information Services, Inc.,
7,987	5.000%, 03/15/22	8,346
3,005	7.625%, 07/15/17	3,276
	First Data Corp.,
28,595	6.750%, 11/01/20 (e)	28,810
4,340	7.375%, 06/15/19 (e)	4,459
29,939	8.250%, 01/15/21 (e)	29,864
1,080	8.875%, 08/15/20 (e)	1,183
2,222	9.875%, 09/24/15	2,272
5,340	10.550%, 09/24/15	5,487
29,734	12.625%, 01/15/21	31,295
16,121	PIK, 10.000%, 01/15/22 (e)	16,363
15,123	iGATE Corp., 9.000%, 05/01/16	16,446
3,255	Interactive Data Corp., 10.250%, 08/01/18	3,650
10,250	Lender Processing Services, Inc., 5.750%, 04/15/23	10,698
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	12,346
22,490	11.500%, 04/01/18	15,968
	SunGard Data Systems, Inc.,
7,330	6.625%, 11/01/19 (e)	7,477
18,810	7.625%, 11/15/20	20,597

		225,996

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
2,619	7.750%, 08/01/20	2,249
2,080	8.125%, 12/15/17	1,940
10,417	Amkor Technology, Inc., 6.375%, 10/01/22 (e)	9,974
	Freescale Semiconductor, Inc.,
6,950	8.050%, 02/01/20	6,655
3,000	9.250%, 04/15/18 (e)	3,229
8,169	10.125%, 03/15/18 (e)	8,863
	NXP B.V./NXP Funding LLC, (Netherlands),
5,844	9.750%, 08/01/18 (e)	6,764
25	VAR, 3.090%, 10/15/13 (e)	25
715	VAR, 3.090%, 10/15/13	714
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	3,035

		43,448

	Software — 0.3%
4,010	Audatex North America, Inc., 6.750%, 06/15/18 (e)	4,301
10,477	Infor U.S., Inc., 9.375%, 04/01/19	11,682
12,081	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	12,443

		28,426

	Total Information Technology	505,058

	Materials — 9.5%
	Chemicals — 1.7%
	Celanese US Holdings LLC,
9,000	4.625%, 11/15/22	9,292
11,219	6.625%, 10/15/18	12,313
15,284	Chemtura Corp., 7.875%, 09/01/18	16,316
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	8,937
	LyondellBasell Industries N.V., (Netherlands),
22,180	5.000%, 04/15/19	24,647
11,855	5.750%, 04/15/24	14,226
31,050	6.000%, 11/15/21	37,066
6,709	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,944
9,200	Olin Corp., 5.500%, 08/15/22	9,545
9,010	OMNOVA Solutions, Inc., 7.875%, 11/01/18	9,190
21,403	PolyOne Corp., 7.375%, 09/15/20	23,222
18,680	Tronox Finance LLC, 6.375%, 08/15/20 (e)	18,400

		190,098

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction Materials — 1.8%
49,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	53,351
	Cemex Finance LLC,
4,540	8.910%, 09/15/17 (i)	4,517
5,850	9.375%, 10/12/22 (e)	6,303
44,445	9.500%, 12/14/16 (e)	47,779
	Cemex S.A.B. de C.V., (Mexico),
9,900	9.000%, 01/11/18 (e)	10,469
11,000	VAR, 5.362%, 09/30/15 (e)	10,779
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	14,814
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,091
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,171
33,460	7.500%, 06/15/21	37,810

		199,084

	Containers & Packaging — 2.4%
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
3,000	7.375%, 10/15/17 (e)	3,266
15,874	7.375%, 10/15/17 (e)	17,303
14,015	9.125%, 10/15/20 (e)	15,066
8,948	9.125%, 10/15/20 (e)	9,664
	Ball Corp.,
6,945	5.000%, 03/15/22	7,362
9,450	5.750%, 05/15/21	10,206
4,125	6.750%, 09/15/20	4,517
1,710	7.125%, 09/01/16	1,838
1,650	7.375%, 09/01/19	1,835
	Berry Plastics Corp.,
15,243	9.500%, 05/15/18	16,691
11,120	9.750%, 01/15/21	12,649
4,630	VAR, 4.264%, 09/15/14	4,630
5,450	VAR, 5.090%, 02/15/15	5,453
	Constar International, Inc.,
1,853	8.215%, 05/31/15 (i)	1,854
4,615	VAR, 11.000%, 12/31/17 (i)	4,615
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,886
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,746
4,275	9.500%, 06/15/17	4,644
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,140
	Plastipak Holdings, Inc.,
2,016	8.500%, 12/15/15 (e)	2,056
3,500	10.625%, 08/15/19 (e)	3,990
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
30,000	5.750%, 10/15/20 (e)	30,675
11,100	6.875%, 02/15/21	11,960
7,633	7.125%, 04/15/19	8,243
29,331	7.875%, 08/15/19	32,264
11,525	8.500%, 05/15/18	11,727
11,125	9.000%, 04/15/19	11,459
23,814	9.875%, 08/15/19	25,243

		271,982

	Metals & Mining — 2.4%
	AK Steel Corp.,
3,187	7.625%, 05/15/20	2,653
8,565	8.750%, 12/01/18 (e)	9,165
6,243	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	5,338
	ArcelorMittal, (Luxembourg),
18,500	5.000%, 02/25/17	18,623
21,050	6.250%, 02/25/22	21,917
8,500	7.000%, 10/15/39	7,780
16,400	9.850%, 06/01/19	19,408
8,129	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	8,027
	Commercial Metals Co.,
2,000	6.500%, 07/15/17	2,120
4,945	7.350%, 08/15/18	5,328
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,072
13,188	6.375%, 02/01/16 (e)	13,287
7,537	6.875%, 02/01/18 (e)	7,424
3,636	6.875%, 04/01/22 (e)	3,545
16,267	7.000%, 11/01/15 (e)	16,592
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,937
10,945	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	11,273
2,345	Murray Energy Corp., 10.250%, 10/15/15 (e)	2,228
	New Gold, Inc., (Canada),
5,748	6.250%, 11/15/22 (e)	5,878
2,161	7.000%, 04/15/20 (e)	2,296
10,134	Noranda Aluminum Acquisition Corp., PIK, 4.524%, 05/15/15	9,526

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
	Novelis, Inc., (Canada),
14,220	8.375%, 12/15/17	15,642
8,905	8.750%, 12/15/20	9,974
5,945	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	5,930
7,575	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	7,499
5,230	Severstal Columbus LLC, 10.250%, 02/15/18	5,452
	Steel Dynamics, Inc.,
8,172	6.125%, 08/15/19 (e)	8,540
8,172	6.375%, 08/15/22 (e)	8,540
5,845	7.625%, 03/15/20	6,444
4,875	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	4,631
	United States Steel Corp.,
5,467	7.000%, 02/01/18	5,604
8,130	7.375%, 04/01/20	8,292
4,695	Walter Energy, Inc., 9.875%, 12/15/20 (e)	4,883
1,048	Wolverine Tube, Inc., 6.000%, 06/28/14 (i)	995

		272,843

	Paper & Forest Products — 1.2%
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	7
15,841	7.750%, 06/15/11 (d)	13
20,371	8.375%, 04/01/15 (d)	16
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	3
2,425	7.500%, 04/01/28 (d)	2
680	8.550%, 08/01/10 (d)	1
44,081	8.850%, 08/01/30 (d)	35
4,960	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	5,109
18,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	19,932
8,250	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	8,972
	Cascades, Inc., (Canada),
7,535	7.750%, 12/15/17	7,893
3,134	7.875%, 01/15/20	3,306
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,399
6,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	7,434
78,532	NewPage Corp., 11.375%, 12/31/14 (d)	37,695
3,200	Potlatch Corp., 7.500%, 11/01/19	3,456
26,583	Resolute Forest Products, 10.250%, 10/15/18	30,371
	Sappi Papier Holding GmbH, (Austria),
1,100	6.625%, 04/15/21 (e)	1,056
2,350	7.750%, 07/15/17 (e)	2,514
2,125	8.375%, 06/15/19 (e)	2,253
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d)	516
19,431	8.375%, 07/01/12 (d)	389

		135,372

	Total Materials	1,069,379

	Telecommunication Services — 6.7%
	Diversified Telecommunication Services — 2.5%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
3,125	8.250%, 10/15/17	3,336
4,901	8.375%, 10/15/20	5,293
1,960	8.750%, 03/15/18	1,980
32,970	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	34,783
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,831
7,285	7.125%, 01/15/23	7,704
11	8.250%, 05/01/14	12
26,295	8.500%, 04/15/20	30,042
3,945	8.750%, 04/15/22	4,507
15,235	9.250%, 07/01/21	17,787
	Level 3 Communications, Inc.,
15,121	8.875%, 06/01/19 (e)	15,877
12,125	11.875%, 02/01/19	13,823
	Level 3 Financing, Inc.,
16,533	7.000%, 06/01/20 (e)	16,822
23,781	8.125%, 07/01/19	25,446
15,020	8.625%, 07/15/20	16,334
24,248	9.375%, 04/01/19	27,097
2,000	10.000%, 02/01/18	2,223
10,165	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	10,953
3,138	tw telecom holdings, inc., 5.375%, 10/01/22 (e)	3,248
	Windstream Corp.,
2,195	7.500%, 06/01/22	2,277

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
3,820	7.750%, 10/15/20	4,030
2,500	7.750%, 10/01/21	2,638
11,235	7.875%, 11/01/17	12,443
210	8.125%, 08/01/13	218
5,190	8.125%, 09/01/18	5,631
5,365	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	5,861

		277,233

	Wireless Telecommunication Services — 4.2%
4,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	4,420
49,621	Cricket Communications, Inc., 7.750%, 10/15/20	51,234
	Crown Castle International Corp.,
13,570	5.250%, 01/15/23 (e)	14,181
1,370	9.000%, 01/15/15	1,454
4,270	iPCS, Inc., VAR, 2.438%, 05/01/13	4,259
30,866	MetroPCS Wireless, Inc., 6.625%, 11/15/20	32,641
	NII Capital Corp.,
29,657	7.625%, 04/01/21	20,463
23,045	8.875%, 12/15/19	16,477
7,455	10.000%, 08/15/16	6,337
	SBA Telecommunications, Inc.,
1,674	5.750%, 07/15/20 (e)	1,749
666	8.250%, 08/15/19	748
13,598	Sprint Capital Corp., 8.750%, 03/15/32	16,148
	Sprint Nextel Corp.,
36,075	6.000%, 12/01/16 (m)	39,141
18,945	6.000%, 11/15/22	19,087
7,881	7.000%, 03/01/20 (e)	9,122
79,790	7.000%, 08/15/20	85,974
6,500	8.375%, 08/15/17	7,540
39,926	9.000%, 11/15/18 (e)	49,209
5,758	11.500%, 11/15/21	7,730
8,427	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	9,345
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,756
11,900	7.504%, 03/01/22 (e)	12,990
1,300	VAR, 4.362%, 06/29/14 (e)	1,308
	Wind Acquisition Finance S.A., (Luxembourg),
5,934	7.250%, 02/15/18 (e)	5,860
12,350	7.250%, 02/15/18 (e)	12,226
26,735	11.750%, 07/15/17 (e)	27,337
11,547	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	11,402

		473,138

	Total Telecommunication Services	750,371

	Utilities — 3.6%
	Gas Utilities — 0.1%
14,220	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	15,109

	Independent Power Producers & Energy Traders — 2.2%
	Calpine Corp.,
9,010	7.250%, 10/15/17 (e)	9,641
47,025	7.500%, 02/15/21 (e)	51,962
27,045	7.875%, 01/15/23 (e)	30,155
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d)	46
48,825	7.750%, 06/01/19 (d)	186
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	1,664
	Edison Mission Energy,
13,102	7.000%, 05/15/17	6,584
58,706	7.200%, 05/15/19 (m)	29,573
	E.D. Smith Income Fund,
3,900	7.500%, 06/01/15 (d)	15
151	8.375%, 05/01/16 (d)	1
462	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	402
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,808
21,373	9.875%, 10/15/20	24,205
	Homer City Funding LLC,
4,485	8.137%, 10/01/19	4,877
8,792	8.734%, 10/01/26	9,715
9,806	Midwest Generation LLC, 8.560%, 01/02/16	9,218
	NRG Energy, Inc.,
18,199	6.625%, 03/15/23 (e)	18,836
9,145	7.625%, 05/15/19	9,739
28,448	7.875%, 05/15/21	31,435
1,974	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,835

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Independent Power Producers & Energy Traders — Continued
10,661		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	1,919

			244,816

		Multi-Utilities — 1.3%
		AES Eastern Energy LP,
1,310		9.000%, 01/02/17 (d) (i)	105
12,770		9.670%, 01/02/29 (d) (i)	1,021
14,006		Energy Future Holdings Corp., 9.750%, 10/15/19	14,426
1,300		Energy Future Intermediate Holding Co. LLC, 9.750%, 10/15/19	1,339
		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
105,190		10.000%, 12/01/20	117,287
12,450		11.750%, 03/01/22 (e)	12,668

			146,846

		Total Utilities	406,771

		Total Corporate Bonds (Cost $8,595,834)	9,145,610

SHARES
Common Stocks — 1.0%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
1,017		General Motors Co. (a)	26,319

		Broadcasting & Cable TV — 0.0% (g)
9,055		Adelphia Recovery Trust (i)	40

		Hotels, Restaurants & Leisure — 0.0% (g)
7,940		Real Mex Restaurants, Inc., ADR (a) (i)	453

		Leisure Equipment & Products — 0.0% (g)
458		New True Temper Holdings Corp., Inc. (a) (i)	293

		Specialty Retail — 0.0% (g)
131		Neebo, Inc. (a) (i)	460

		Total Consumer Discretionary	27,565

		Consumer Staples — 0.0%
		Food Products — 0.0%
585		Eurofresh, Inc., ADR (a) (i)	—

		Financials — 0.2%
		Diversified Financial Services — 0.2%
1,170		Capmark Financial Group, Inc. (a)	24,237

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
–	(h)	Magellan Health Services, Inc. (a)	6

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	444

		Information Technology — 0.1%
		Computers & Peripherals — 0.0%
616		Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (i)	—

		Semiconductors & Semiconductor Equipment — 0.1%
561		Magnachip Semiconductor Corp., (Luxembourg) (a)	7,065

		Total Information Technology	7,065

		Materials — 0.1%
		Construction Materials — 0.0% (g)
399		U.S. Concrete, Inc. (a)	3,316

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., ADR (a) (i)	45

		Metals & Mining — 0.0% (g)
46		Wolverine Tube, Inc., ADR, (a) (i)	882

		Paper & Forest Products — 0.1%
400		Resolute Forest Products, (Canada) (a)	4,679

		Total Materials	8,922

		Utilities — 0.4%
		Independent Power Producers & Energy Traders — 0.4%
2,080		Dynegy, Inc. (a)	38,480
106		Somerset Cayuga Holding Co., Inc. (a) (i)	1,905

		Total Utilities	40,385

		Total Common Stocks (Cost $139,983)	108,624

Preferred Stocks — 0.9%
		Consumer Discretionary — 0.3%
		Automobiles — 0.3%
700		General Motors Co., 4.750%, 12/01/13	28,319

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (i)	—	(h)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Media — Continued
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 01/02/13 ($1,000 par value) @ (a) (i)	415

		415

	Total Consumer Discretionary	28,734

	Consumer Staples — 0.0%
	Food Products — 0.0%
1	Eurofresh, Inc., ADR, PIK, 15.000%, 11/18/16 # (i)	—

	Financials — 0.6%
	Commercial Banks — 0.2%
5	Bank of America Corp., Series L, 7.250%, 01/30/13 ($1,000 par value) @	5,565
95	CoBank ACB, 11.000%, 07/01/13 ($50 par value) @ (e)	5,056
161	CoBank ACB, 11.000%, 10/01/14 ($50 par value) @	9,125

		19,746

	Consumer Finance — 0.2%
20	Ally Financial, Inc., 7.000%, 01/02/13 ($1,000 par value) @ (e)	19,350
226	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	5,888

		25,238

	Diversified Financial Services — 0.1%
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	9,139

	Insurance — 0.1%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	11,794
10	XLIT Ltd., (Cayman Islands), VAR, 3.454%, 10/29/49	7,735

		19,529

	Total Financials	73,652

	Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
140	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A, 11.000% (a) (i)	1,254

	Total Preferred Stocks (Cost $108,583)	103,640

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 11.6%
	Consumer Discretionary — 4.6%
	Auto Components — 0.3%
	Autoparts Holdings Ltd., Term Loan,
1,551	VAR, 6.500%, 07/29/17	1,543
791	VAR, 6.500%, 07/29/17	786
17,264	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	17,315
909	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	912
16,928	Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	17,097

		37,653

	Automobiles — 0.3%
34,395	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	35,130

	Broadcasting & Cable TV — 0.0% (g)
4,229	Wide Open West, Term Loan, VAR, 6.250%, 07/17/18	4,275

	Diversified Consumer Services — 0.2%
1,306	Realogy Corp., Extended Synthetic Commitments, VAR, 4.464%, 10/10/16	1,303
18,007	Realogy Corp., Extended Term Loan, VAR, 4.459%, 10/10/16	17,973
129	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.214%, 10/10/13	125

		19,401

	Gaming — 1.2%
88,735	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.457%, 01/28/18 ^	79,481
6,019	Caesars Entertainment Operating Co., Inc., Term B-1 Loan, VAR, 3.207%, 01/28/15	5,830
3,482	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.207%, 01/28/15 ^	3,373
	Caesars Entertainment Operating Co., Inc., Term B-3 Loan
2,393	VAR, 3.208%, 01/28/15 ^	2,319
6	VAR, 3.216%, 01/28/15 ^	6
9,911	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	9,899
7,085	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,268
5,202	Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/29/18	5,124
10,850	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	11,040
3,425	Northfield Park Associate, 2nd Lien Term Loan, VAR, 11/15/19 ^	3,408

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Gaming — Continued
7,222	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	7,402

		135,150

	Hotels, Restaurants & Leisure — 0.2%
19,483	Hilton, Mezzanine B Loan, VAR, 2.414%, 11/12/15	18,704
5,658	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	5,700
	MTL Publishing LLC, Term B Loan
1,202	VAR, 5.500%, 06/29/18	1,213
4,534	VAR, 5.500%, 06/29/18	4,577

		30,194

	Household Durables — 0.1%
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan
3,570	VAR, 5.000%, 10/01/19	3,566
668	VAR, 5.000%, 10/01/19	667
668	VAR, 5.000%, 10/01/19	667
6,918	VAR, 5.000%, 10/01/19	6,910
668	VAR, 5.000%, 10/01/19	667
5,010	VAR, 5.000%, 10/01/19	5,004

		17,481

	Leisure Equipment & Products — 0.1%
	Freedom Group, Inc., Term B Loan,
11,508	VAR, 5.500%, 04/19/19	11,594
29	VAR, 6.500%, 04/19/19	29

		11,623

	Media — 1.8%
7,880	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	7,913
8,367	Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14 ^	6,372
2,543	Cengage Learning Acquisitions, Extended Tranche B Term Loan, VAR, 5.710%, 07/05/17	1,887
49,847	Clear Channel Communications, Inc., Term Loan B, VAR, 3.859%, 01/29/16 ^	40,438
3,069	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	3,080
	Gray Television, Inc., 1st Lien Term Loan,
180	VAR, 4.750%, 10/12/19	181
2,253	VAR, 4.750%, 10/12/19	2,259
361	VAR, 4.750%, 10/12/19	361
7,211	VAR, 4.750%, 10/12/19	7,228
4,783	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	4,799
2,528	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	2,532
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,455
17,304	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	17,362
	R.H. Donnelley, Inc., Exit Term Loan,
1,548	VAR, 9.000%, 10/24/14	972
5,389	VAR, 9.000%, 10/24/14	3,385
4,471	VAR, 9.000%, 10/24/14	2,809
27,134	Radio One, Term Loan, VAR, 7.500%, 03/31/16	27,338
52,704	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.459%, 03/31/17	51,444
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (i)	4,637
9,930	Warner Music Group Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18	10,001

		197,453

	Specialty Retail — 0.4%
	Gymboree, Initial Term Loan (A&R),
3,463	VAR, 5.000%, 02/23/18	3,340
35,082	VAR, 5.000%, 02/23/18	33,837
2,900	Payless ShoeSource, Inc., Term Loan, VAR, 7.250%, 10/09/19	2,929

		40,106

	Total Consumer Discretionary	528,466

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.6%
10,000	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18 ^	9,970
	Rite Aid Corp., Tranche 2 Term Loan,
10,012	VAR, 1.960%, 06/04/14	9,919
9,936	VAR, 1.960%, 06/04/14	9,844
8,320	VAR, 1.960%, 06/04/14	8,243
25,157	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	25,370

		63,346

	Food Products — 0.1%
3,649	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	3,650
	High Liner Foods, Inc., Term Loan,
6,056	VAR, 7.000%, 12/19/17	6,079
77	VAR, 7.000%, 12/19/17	78

		9,807

	Personal Products — 0.1%
20,187	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	18,199

	Total Consumer Staples	91,352

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Energy — 0.8%
	Energy Equipment & Services — 0.1%
7,506	MRC Global, Term Loan, VAR, 6.250%, 11/08/19	7,506

	Oil, Gas & Consumable Fuels — 0.7%
17,039	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	17,188
15,622	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,689
22,736	NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	23,172
	Patriot Coal, DIP Term Loan,
1,030	VAR, 9.250%, 10/02/13	1,033
2,060	VAR, 9.250%, 10/02/13	2,066
22,433	Tallgrass Energy, Term Loan, VAR, 5.250%, 11/13/18	22,479

		81,627

	Total Energy	89,133

	Financials — 0.3%
	Diversified Financial Services — 0.2%
7,065	International Lease Finance Corp., Term Loan, VAR, 4.750%, 04/12/16	7,140
2,700	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	2,714
8,693	Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	8,700

		18,554

	Insurance — 0.0% (g)
970	USI Holdings, Series C, New Term Loan, VAR, 7.000%, 05/05/14	970

	Thrifts & Mortgage Finance — 0.1%
7,615	Homeward Residential, Inc., Initial Term Loan, VAR, 8.250%, 08/08/17	7,615

	Total Financials	27,139

	Health Care — 0.6%
	Health Care Providers & Services — 0.2%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.810%, 01/25/17	951
25	VAR, 3.862%, 01/25/17	25
104	Community Health Systems, Inc., Non Extended B-1 Term Loan, VAR, 2.459%, 07/25/14	105
5,409	HMA, Term Loan B, VAR, 4.500%, 11/16/18	5,456
987	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	989
7,098	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	6,690
9,636	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	9,599

		23,815

	Pharmaceuticals — 0.4%
17,811	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	17,805
	Aptalis Pharma, Inc., Term Loan,
18,292	VAR, 5.500%, 02/10/17	18,286
1,972	VAR, 5.500%, 02/10/17	1,972
6,275	Par Pharmaceutical, Inc., Term Loan, VAR, 5.000%, 09/28/19	6,254

		44,317

	Total Health Care	68,132

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
7,198	Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	7,234

	Airlines — 0.0% (g)
1,970	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	1,963

	Building Products — 0.1%
5,080	Alon USA Energy, Inc., 2nd Lien Term Loan, VAR, 11/08/18 ^	5,105
3,175	Nortek, Inc., 1st Lien Term Loan, VAR, 5.250%, 04/26/17	3,192
	Roofing Supply Group, Term Loan,
1,379	VAR, 5.000%, 05/31/19	1,380
1,183	VAR, 5.000%, 05/31/19	1,184

		10,861

	Commercial Services & Supplies — 0.7%
4,098	BakerCorp. International, Term Loan, VAR, 5.000%, 06/01/18	4,119
14,129	Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	14,209
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
6,082	VAR, 5.459%, 06/30/17	5,603
4,442	VAR, 5.459%, 06/30/17	4,092
2,172	VAR, 5.459%, 06/30/17	2,001

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Commercial Services & Supplies — Continued
1,802	VAR, 5.459%, 06/30/17	1,660
	Harland Clarke Holdings Corp., Non-Extended Tranche B-1 Term Loan,
8,689	VAR, 2.709%, 06/30/14	8,341
6,346	VAR, 2.709%, 06/30/14	6,092
3,103	VAR, 2.709%, 06/30/14	2,979
2,574	VAR, 2.709%, 06/30/14	2,471
14,269	Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	14,067
7,680	Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,950

		72,584

	Industrial Conglomerates — 0.1%
11,020	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	11,016
343	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	343

		11,359

	Industrial Machinery — 0.0% (g)
6,125	Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	6,179

	Machinery — 0.0% (g)
4,125	WireCo World Group, Term Loan, VAR, 6.000%, 02/15/17	4,171

	Total Industrials	114,351

	Information Technology — 1.7%
	Communications Equipment — 0.3%
4,655	Avaya, Inc., Term Loan B-1, VAR, 3.062%, 10/24/14	4,385
15,345	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.812%, 10/26/17	13,419
	Syniverse Holdings, Inc., Initial Term Loan,
13,731	VAR, 5.000%, 04/23/19	13,799
35	VAR, 5.000%, 04/23/19	35

		31,638

	Computers & Peripherals — 0.0% (g)
339	Stratus Technologies, Inc., 2nd Lien, VAR, 5.210%, 06/30/15 ^	203

	Electronic Equipment, Instruments & Components — 0.1%
10,412	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	10,282
2,748	Oberthur Technologies, Facility B3, VAR, 6.250%, 11/30/18	2,700
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,437

		14,419

	Internet Software & Services — 0.2%
21,040	Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	20,988
1,600	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,583
174	Saber, Inc., Term Loan B Extended, VAR, 5.959%, 09/30/17	174

		22,745

	IT Services — 0.4%
11,818	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.958%, 05/09/17	11,782
3,870	First Data Corp., 2018 B Term Loan, VAR, 5.208%, 09/24/18	3,786
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.208%, 03/26/18	19,220
234	First Data Corp., Non-Extended B-1 3/12 Term, VAR, 2.958%, 09/24/14	234
699	First Data Corp., Non-Extended B-3 3/12 Term, VAR, 2.958%, 09/24/14	697
4,333	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,356
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.097%, 01/30/17 (i)	4,946

		45,021

	Semiconductors & Semiconductor Equipment — 0.4%
23,958	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.462%, 12/01/16	23,221
8,589	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	8,729
11,318	NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	11,389

		43,339

	Software — 0.3%
	Attachmate Corp., 1st Lien Term Loan,
5,727	VAR, 7.250%, 11/22/17	5,780
112	VAR, 7.250%, 11/22/17	113
11,805	Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18 ^	11,914

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Software — Continued
12,723	Magic Newco, LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	12,861

		30,668

	Total Information Technology	188,033

	Materials — 0.9%
	Chemicals — 0.4%
7,145	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	7,252
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.112%, 11/15/14	7,900
	PL Propylene LLC, Term Loan,
8,107	VAR, 7.000%, 03/27/17	8,227
20	VAR, 7.000%, 03/27/17	21
8,188	PolyOne, Term Loan B, VAR, 5.000%, 12/20/17	8,223
18,160	Trinseo, 1st Lien Term Loan, VAR, 8.000%, 08/02/17	17,379

		49,002

	Construction Materials — 0.1%
4,429	Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18	4,418

	Containers & Packaging — 0.2%
9,440	BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	9,511
	Reynolds Group Holdings, U.S. Term Loan,
5,600	VAR, 4.750%, 09/28/18	5,642
4,807	VAR, 4.750%, 09/28/18	4,842
2,935	VAR, 4.750%, 09/28/18	2,956
2,075	Southern Graphics, Inc., Term Loan, VAR, 6.000%, 10/17/19	2,073

		25,024

	Metals & Mining — 0.2%
10,500	FMG Resources Pty Ltd., Term Loan, (Australia), VAR, 5.250%, 10/18/17	10,526
4,533	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	4,551
2,459	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	2,466

		17,543

	Total Materials	95,987

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
10,474	Zayo Group, Term Loan, VAR, 5.250%, 07/02/19	10,538

	Utilities — 0.8%
	Independent Power Producers & Energy Traders — 0.8%
6,137	Dynegy Midwest Gen (COALCO), Term Loan, VAR, 9.250%, 08/05/16	6,334
15,258	Dynegy Power LLC (GASCO), Term Loan, VAR, 9.250%, 08/05/16	15,884
	Texas Competitive Electric, Extended Term Loan,
31,417	VAR, 4.709%, 10/10/17	20,439
9,503	VAR, 4.810%, 10/10/17	6,182
6,575	VAR, 4.810%, 10/10/17	4,277
	Texas Competitive Electric, Non-Extended Term Loan,
30,428	VAR, 3.709%, 10/10/14	20,818
9,204	VAR, 3.810%, 10/10/14	6,297
6,368	VAR, 3.810%, 10/10/14	4,357
4,499	TPF Generation Holdings LLC, Term Commitment, VAR, 4.612%, 12/15/14	4,482

	Total Utilities	89,070

	Total Loan Participations & Assignments (Cost $1,316,723)	1,302,201

NUMBER OF
WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
52	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—
112	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Specialty Retail	—

	Industrials — 0.0%
	Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $1)	—

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.9%
	Investment Company — 2.9%
327,142	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $327,142)	327,142

	Total Investments — 98.8% (Cost $10,600,244)	11,106,394
	Other Assets in Excess of Liabilities — 1.2%	135,623

	NET ASSETS — 100.0%	$11,242,017

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2012.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2012.
^	—	All or a portion of the security is unsettled as of November 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
#	—	Security is distressed as of November 30, 2012. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$746,364
Aggregate gross unrealized depreciation	(240,214)

Net unrealized appreciation/depreciation	$506,150

Federal income tax cost of investments	$10,600,244

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Investments in Securities
Common Stocks
Consumer Discretionary	$26,319	$—	$1,246		$27,565
Consumer Staples	—	—	—	(a)	—	(a)
Financials	24,237	—	—		24,237
Health Care	6	—	—		6
Industrials	—	—	444		444
Information Technology	7,065	—	—	(a)	7,065
Materials	7,995	—	927		8,922
Utilities	38,480	—	1,905		40,385

Total Common Stocks	104,102	—	4,522		108,624

Preferred Stocks
Consumer Discretionary	—	28,319	415		28,734
Consumer Staples	—	—	—	(a)	—	(a)
Financials	32,386	41,266	—		73,652
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	1,254		1,254

Total Preferred Stocks	32,386	69,585	1,669		103,640

Debt Securities
Asset-Backed Securities	—	104	6,747		6,851
Commercial Mortgage-Backed Securities	—	90,733	—		90,733
Convertible Bonds
Consumer Discretionary	—	12,236	3,054		15,290
Materials	—	2,032	—		2,032
Utilities	—	—	4,271		4,271

Total Convertible Bonds	—	14,268	7,325		21,593

Corporate Bonds
Consumer Discretionary	—	1,661,849	23,086		1,684,935
Consumer Staples	—	375,623	15		375,638
Energy	—	1,358,216	—		1,358,216
Financials	—	1,211,019	10,387		1,221,406
Health Care	—	820,312	357		820,669
Industrials	—	820,368	132,799		953,167
Information Technology	—	505,058	—		505,058
Materials	—	1,057,398	11,981		1,069,379
Telecommunication Services	—	750,371	—		750,371
Utilities	—	394,531	12,240		406,771

Total Corporate Bonds	—	8,954,745	190,865		9,145,610

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total

Loan Participations & Assignment
Consumer Discretionary	$—	$523,829	$4,637		$528,466
Consumer Staples	—	91,352	—		91,352
Energy	—	89,133	—		89,133
Financials	—	27,139	—		27,139
Health Care	—	68,132	—		68,132
Industrials	—	114,351	—		114,351
Information Technology	—	183,087	4,946		188,033
Materials	—	95,987	—		95,987
Telecommunication Services	—	10,538	—		10,538
Utilities	—	89,070	—		89,070

Total Loan Participations & Assignments	—	1,292,618	9,583		1,302,201

Warrant
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	327,142	—	—		327,142

Total Investments in Securities	$463,630	$10,422,053	$220,711	*	$11,106,394

(a)	Value is zero.

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $220,711,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

High Yield Fund	Balance as of 02/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$6,972		$—	$(164)	$(58)	$—		$(3)	$—	$—	$6,747
Common Stocks - Consumer Discretionary	5,453		1,797	(833)	—	913		(6,107)	23	—	1,246
Common Stocks - Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Industrials	—		—	148	—	296		—	—	—	444
Common Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Materials	1,187		—	(260)	—	—		—	—	—	927
Common Stocks - Telecommunication Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks - Utilities	—		—	318	—	1,587		—	—	—	1,905
Convertible Bonds - Consumer Discretionary	—		—	—	—	3,054		—	—	—	3,054
Convertible Bonds - Financials	—		—	—	—	4,271		—	—	—	4,271
Corporate Bonds - Consumer Discretionary	5,645		(4,427)	(3,783)	173	29,703		(4,225)	—	—	23,086
Corporate Bonds - Consumer Staples	1,353		—	(1,487)	—	149		—	—	—	15
Corporate Bonds - Financials	9,899		—	(77)	12	—		(532)	1,085	—	10,387
Corporate Bonds - Health Care	1,537		—	(1,389)	(1)	210		—	—	—	357
Corporate Bonds - Industrials	—		421	4,388	427	35,243		(13,375)	105,695	—	132,799
Corporate Bonds - Information Technology	16,643		—	—	—	—		—	—	(16,643)	—
Corporate Bonds - Materials	15,440		71	186	(28)	6,820		(8,515)	—	(1,993)	11,981
Corporate Bonds - Utilities	—		(30,863)	38,263	7	2,379		(44,066)	46,520	—	12,240
Loan Participations & Assignments - Consumer Discretionary	—		—	(9,849)		14,486			—	—	4,637
Loan Participations & Assignments - Information Technology	5,872		(22)	181	24			(1,109)	—	—	4,946
Preferred Stocks - Consumer Discretionary	645		—	(230)	—	—		—	—	—	415
Preferred Stocks - Consumer Staples	—	(a)	—	(8,908)	—	8,908		—	—	—	—	(a)
Preferred Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks - Materials	1,311		—	(57)	—	—		—	—	—	1,254
Warrants - Consumer Discretionary	—		—	(2)	—	2		—	—	—	—	(a)
Warrants - ndustrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$71,957		$(33,023)	$16,445	$556	$108,021		$(77,932)	$153,323	$(18,636)	$220,711

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $17,445,000.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.7%
2,575	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,453
1,230	AH Mortgage, Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	1,235
5,000	Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.350%, 12/15/15	5,059
1,344	American Credit Acceptance Receivables Trust, Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,350
	AmeriCredit Automobile Receivables Trust,
2,551	Series 2011-1, Class A3, 1.390%, 09/08/15	2,563
1,935	Series 2011-3, Class A3, 1.170%, 01/08/16	1,946
1,615	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.483%, 08/25/33	1,532
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.788%, 07/25/32	76
1,079	Series 2002-BC6, Class M1, VAR, 1.333%, 08/25/32	859
3,700	Series 2002-BC9, Class M1, VAR, 1.858%, 12/25/32	2,822
	Amresco Residential Securities Corp. Mortgage Loan Trust,
216	Series 1997-2, Class M1A, VAR, 0.763%, 06/25/27	207
1,132	Series 1998-1, Class M1A, VAR, 0.853%, 01/25/28	960
1,285	Series 1998-3, Class M1A, VAR, 0.838%, 09/25/28	1,027
594	Asset-Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.833%, 12/15/33	535
	Bear Stearns Asset-Backed Securities Trust,
1,837	Series 2003-SD1, Class A, VAR, 0.658%, 12/25/33	1,688
9,348	Series 2005-CL1, Class M1, VAR, 0.838%, 09/25/34	1,172
2,735	Series 2005-HE1, Class M2, VAR, 1.452%, 01/25/35	2,271
828	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.308%, 05/25/37	807
4,859	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	4,899
355	Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.058%, 01/25/32	230
	Countrywide Asset-Backed Certificates,
177	Series 2002-1, Class A, VAR, 0.768%, 08/25/32	125
173	Series 2002-BC1, Class A, VAR, 0.868%, 04/25/32	102
212	Series 2002-BC2, Class A, VAR, 0.748%, 04/25/32	122
61	Series 2003-BC2, Class 2A1, VAR, 0.808%, 06/25/33	47
2,131	Series 2003-BC5, Class M1, VAR, 1.258%, 09/25/33	1,181
503	Series 2004-2, Class M4, VAR, 1.708%, 03/25/34	130
429	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	352
	Countrywide Home Equity Loan Trust,
1,064	Series 2004-A, Class A, VAR, 0.428%, 04/15/30	911
811	Series 2005-E, Class 2A, VAR, 0.428%, 11/15/35	517
3,371	Series 2005-M, Class A1, VAR, 0.448%, 02/15/36	2,074
726	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	726
	First Franklin Mortgage Loan Trust,
173	Series 2002-FF1, Class M1, VAR, 1.258%, 04/25/32	104
1,094	Series 2002-FF4, Class M1, VAR, 1.783%, 02/25/33	211
557	Series 2003-FFH1, Class M2, VAR, 2.833%, 09/25/33	71
703	Series 2004-FF8, Class M4, VAR, 1.814%, 10/25/34	29
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.688%, 09/25/35	747
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.698%, 07/25/35	1,953
467	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.388%, 09/15/30	315
22	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	22
1,159	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,162
341	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.848%, 12/25/24	268
36	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	36

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
317	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.258%, 02/25/34	273
	Morgan Stanley ABS Capital I,
2,196	Series 2003-NC6, Class M1, VAR, 1.408%, 06/25/33	2,011
7,500	Series 2005-WMC4, Class M5, VAR, 1.183%, 04/25/35	5,338
311	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.608%, 11/25/33	216
5,000	Nissan Auto Receivables Owner Trust, Series 2010-A, Class A4, 1.310%, 09/15/16	5,046
1,216	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.108%, 07/25/32	1,052
	Park Place Securities, Inc.,
3,075	Series 2004-WHQ2, Class M2, VAR, 0.838%, 02/25/35	3,031
2,500	Series 2005-WHQ3, Class M2, VAR, 0.658%, 06/25/35	2,131
382	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.888%, 03/25/33	320
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	194
	Residential Funding Mortgage Securities II Home Loan Trust,
421	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	403
473	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	450
114	Series 2003-HS1, Class AII, VAR, 0.498%, 12/25/32	92
1,930	Santander Drive Auto Receivables Trust, Series 2010-1, Class A3, 1.840%, 11/17/14	1,947
168	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.908%, 04/25/33	153
153	Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.788%, 01/25/33	132

	Total Asset-Backed Securities (Cost $88,121)	67,685

Collateralized Mortgage Obligations — 52.3%
	Agency CMO — 34.6%
695	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	132
	Federal Home Loan Mortgage Corp. REMICS,
17	Series 1071, Class F, VAR, 1.200%, 04/15/21	17
26	Series 1343, Class LA, 8.000%, 08/15/22	31
22	Series 1370, Class JA, VAR, 1.400%, 09/15/22	22
20	Series 1379, Class W, VAR, 1.110%, 10/15/22	21
5	Series 1508, Class KA, VAR, 1.638%, 05/15/23	5
6	Series 1607, Class SA, HB, IF , 20.965%, 10/15/13	6
356	Series 1689, Class M, PO, 03/15/24	324
148	Series 1771, Class PK, 8.000%, 02/15/25	172
273	Series 1974, Class ZA, 7.000%, 07/15/27	317
48	Series 1981, Class Z, 6.000%, 05/15/27	52
188	Series 2033, Class PR, PO, 03/15/24	171
19	Series 2261, Class ZY, 7.500%, 10/15/30	22
6	Series 2289, Class NA, VAR, 11.263%, 05/15/20	7
97	Series 2338, Class FN, VAR, 0.708%, 08/15/28	98
198	Series 2416, Class SA, IF, 15.192%, 02/15/32	303
153	Series 2416, Class SH, IF, 15.585%, 02/17/32	226
41	Series 2477, Class FZ, VAR, 0.758%, 06/15/31	41
992	Series 2649, Class FK, VAR, 0.758%, 07/15/33 (m)	991
615	Series 2661, Class FG, VAR, 0.658%, 03/15/17	617
1,185	Series 3085, Class VS, HB, IF , 27.888%, 12/15/35	1,801
1,803	Series 3300, Class FA, VAR, 0.508%, 08/15/35 (m)	1,805
4,934	Series 3737, Class DG, 5.000%, 10/15/30	5,421
8,110	Series 3832, Class PL, 5.000%, 08/15/39	9,035
4,779	Series 3841, Class JF, VAR, 0.608%, 10/15/38 (m)	4,794
17,899	Series 3860, Class FP, VAR, 0.608%, 06/15/40 (m)	17,971
4,416	Series 3952, Class MA, 3.000%, 11/15/21	4,699

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
18,948		Series 4074, Class FE, VAR, 0.608%, 07/15/42	19,047
17,121		Series 4111, Class FA, VAR, 0.558%, 08/15/39	17,171
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
97		Series T-51, Class 1APO, PO, 09/25/42	83
1,346		Series T-54, Class 4A, VAR, 3.113%, 02/25/43	1,361
		Federal National Mortgage Association Grantor Trust,
671		Series 2001-T8, Class A1, 7.500%, 07/25/41	733
1,821		Series 2002-T6, Class A4, VAR, 3.164%, 03/25/41	1,869
		Federal National Mortgage Association REMIC Trust,
422		Series 2003-W1, Class 2A, VAR, 6.965%, 12/25/42	497
2,367		Series 2003-W15, Class 3A, VAR, 3.820%, 12/25/42 (m)	2,533
2,111		Series 2003-W4, Class 5A, VAR, 3.156%, 10/25/42 (m)	2,260
1,959		Series 2009-W1, Class A, 6.000%, 12/25/49	2,245
		Federal National Mortgage Association REMICS,
25		Series 1988-15, Class B, VAR, 0.769%, 06/25/18	25
4		Series 1989-77, Class J, 8.750%, 11/25/19	4
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
65		Series 1990-64, Class Z, 10.000%, 06/25/20	76
189		Series 1990-145, Class A, VAR, 1.104%, 12/25/20 (m)	191
113		Series 1991-142, Class PL, 8.000%, 10/25/21	130
123		Series 1991-156, Class F, VAR, 1.519%, 11/25/21	126
–	(h)	Series 1992-91, Class SQ, HB, IF , 9,291.250%, 05/25/22	73
239		Series 1992-112, Class GB, 7.000%, 07/25/22	271
6		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
95		Series 1992-200, Class FK, VAR, 2.338%, 11/25/22	100
104		Series 1993-27, Class S, IF, 9.423%, 02/25/23	131
212		Series 1993-110, Class H, 6.500%, 05/25/23	247
23		Series 1993-119, Class H, 6.500%, 07/25/23	26
207		Series 1993-146, Class E, PO, 05/25/23	186
91		Series 1993-165, Class FH, VAR, 1.369%, 09/25/23	93
443		Series 1993-179, Class FM, VAR, 2.288%, 10/25/23	462
63		Series 1997-74, Class E, 7.500%, 10/20/27	74
1,058		Series 2001-9, Class F, VAR, 0.458%, 02/17/31	1,058
242		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	51
1,018		Series 2002-77, Class FY, VAR, 0.608%, 12/25/17	1,024
1,728		Series 2003-17, Class FN, VAR, 0.508%, 03/25/18 (m)	1,736
85		Series 2003-21, Class FK, VAR, 0.608%, 03/25/33	86
1,803		Series 2004-17, Class BF, VAR, 0.558%, 01/25/34	1,808
3,483		Series 2006-3, Class SB, IF, IO, 6.492%, 07/25/35	480
12,264		Series 2006-124, Class FC, VAR, 0.558%, 01/25/37 (m)	12,323
510		Series 2007-2, Class FA, VAR, 0.408%, 02/25/37	508
10,661		Series 2010-42, Class PD, 4.500%, 07/25/39	11,049
5,402		Series 2012-114, Class VE, 3.500%, 10/25/25	5,998
59		Series G92-44, Class ZQ, 8.000%, 07/25/22	66
1,153		Series G94-9, Class PJ, 6.500%, 08/17/24	1,306
		Federal National Mortgage Association STRIPS,
1,471		Series 343, Class 23, IO, 4.000%, 10/01/18	100
2,119		Series 343, Class 27, IO, 4.500%, 01/01/19	160
218		Federal National Mortgage Association Trust, Series 2004-W2, Class 1A3F, VAR, 0.557%, 02/25/44	216

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,056	Series 2004-W2, Class 4A, VAR, 2.981%, 02/25/44	1,100
	Government National Mortgage Association,
791	Series 1999-27, Class ZA, 7.500%, 04/17/29	916
21	Series 2000-35, Class F, VAR, 0.758%, 12/16/25	21
515	Series 2002-31, Class FC, VAR, 0.458%, 09/26/21	515
894	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	28
5,577	Series 2003-59, Class XA, IO, VAR, 0.961%, 06/16/34	73
8,547	Series 2010-166, Class GP, 3.000%, 04/20/39	9,047
9,589	Series 2012-61, Class FM, VAR, 0.608%, 05/16/42 (m)	9,646
744	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	757

		159,189

	Non-Agency CMO — 17.7%
1,520	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,539
	Banc of America Funding Corp.,
1,046	Series 2005-E, Class 5A1, VAR, 3.119%, 05/20/35	1,043
1,680	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,719
	Banc of America Mortgage Trust,
23	Series 2003-5, Class 2A8, VAR, 0.658%, 07/25/18	21
2,014	Series 2004-D, Class 2A2, VAR, 3.112%, 05/25/34	1,981
705	Series 2005-10, Class 1A13, 5.500%, 11/25/35	706
1,269	Series 2005-A, Class 3A1, VAR, 2.989%, 02/25/35	1,183
767	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.878%, 11/25/34	361
22	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	21
	Countrywide Alternative Loan Trust,
1,285	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,314
1,539	Series 2004-33, Class 3A3, VAR, 2.834%, 12/25/34	866
443	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	453
	Countrywide Home Loan Mortgage Pass-Through Trust,
505	Series 2002-38, Class A1, 5.000%, 02/25/18	516
836	Series 2003-21, Class A1, VAR, 3.108%, 05/25/33	840
544	Series 2004-HYB8, Class 1A1, VAR, 0.558%, 01/20/35	424
665	Series 2005-1, Class 1A2, VAR, 0.558%, 03/25/35	92
	CS First Boston Mortgage Securities Corp.,
1,960	Series 2003-AR24, Class 2A4, VAR, 2.774%, 10/25/33	1,883
1,648	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,694
745	Series 2004-AR3, Class 6M1, VAR, 1.308%, 04/25/34	691
516	Series 2005-5, Class 1A1, 5.000%, 07/25/20	528
1,193	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.628%, 02/25/20	1,229
1,011	First Horizon Alternative Mortgage Securities, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,033
	First Horizon Mortgage Pass-Through Trust,
1,820	Series 2004-AR6, Class 2A1, VAR, 2.680%, 12/25/34	1,786
61	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35	61
269	Series 2005-6, Class 1A1, 5.500%, 11/25/35	271
	First Republic Mortgage Loan Trust,
119	Series 2000-FRB1, Class B1, VAR, 0.708%, 06/25/30	92
651	Series 2000-FRB2, Class A1, VAR, 0.708%, 11/15/30	620
3,330	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	3,453
1,867	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,904
	Impac CMB Trust,
629	Series 2004-3, Class 3A, VAR, 0.848%, 03/25/34	598
536	Series 2004-6, Class 1A2, VAR, 0.988%, 10/25/34	467

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,149	Series 2005-5, Class A1, VAR, 0.848%, 08/25/35	1,744
1,759	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.155%, 03/25/37	1,436
	JPMorgan Mortgage Trust,
361	Series 2003-A1, Class 1A1, VAR, 2.368%, 10/25/33	374
133	Series 2005-A2, Class 5A1, VAR, 4.282%, 04/25/35	135
	MASTR Adjustable Rate Mortgages Trust,
1,731	Series 2003-5, Class 5A1, VAR, 2.359%, 10/25/33	1,750
29	Series 2004-7, Class 6A1, VAR, 0.648%, 08/25/34	29
1,085	Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	1,096
3,220	Series 2004-13, Class 3A7B, VAR, 2.180%, 11/21/34	3,251
293	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.608%, 02/25/33	265
	Mellon Residential Funding Corp.,
889	Series 2001-TBC1, Class B1, VAR, 1.088%, 11/15/31	720
199	Series 2002-TBC1, Class B1, VAR, 1.208%, 09/15/30	154
99	Series 2002-TBC1, Class B2, VAR, 1.608%, 09/15/30	75
512	Series 2002-TBC2, Class B1, VAR, 1.058%, 08/15/32	391
	Merrill Lynch Mortgage Investors Trust,
913	Series 2004-1, Class 2A3, VAR, 2.515%, 12/25/34	909
1,635	Series 2004-D, Class A1, VAR, 0.868%, 09/25/29	1,612
136	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	150
	Morgan Stanley Dean Witter Capital I,
632	Series 2003-HYB1, Class A4, VAR, 1.375%, 03/25/33	613
424	Series 2003-HYB1, Class B1, VAR, 1.375%, 03/25/33	248
	Morgan Stanley Mortgage Loan Trust,
707	Series 2004-5AR, Class 3A3, VAR, 2.693%, 07/25/34	533
3,983	Series 2004-5AR, Class 3A5, VAR, 2.693%, 07/25/34	3,900
1,826	Series 2004-11AR, Class 1A2A, VAR, 0.518%, 01/25/35	1,723
	Nomura Asset Acceptance Corp.,
315	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	313
86	Series 2004-AR1, Class 5A1, VAR, 0.968%, 08/25/34	82
1,961	Series 2004-R3, Class AF, VAR, 0.658%, 02/25/35 (e)	1,525
19	Series 2005-AR1, Class 2A1, VAR, 0.488%, 02/25/35	19
1,567	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.045%, 10/25/32	1,555
880	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	897
	RFMSI Trust,
1,479	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,502
4,500	Series 2005-SA2, Class 2A2, VAR, 3.261%, 06/25/35	3,981
1,226	Series 2006-SA4, Class 2A1, VAR, 3.838%, 11/25/36	1,018
4	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	4
	Sequoia Mortgage Trust,
159	Series 11, Class A, VAR, 1.108%, 12/20/32	155
333	Series 2003-3, Class A2, VAR, 1.437%, 07/20/33	322
3,047	Series 2004-11, Class A2, VAR, 0.846%, 12/20/34	2,980
2,000	Springleaf Mortgage Loan Trust, Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	1,966
	Structured Asset Mortgage Investments, Inc.,
1,677	Series 2002-AR2, Class A3, VAR, 0.958%, 07/19/32	1,421
246	Series 2004-AR1, Class 1A1, VAR, 0.908%, 03/19/34	239
	Structured Asset Securities Corp.,
471	Series 2003-8, Class 2A9, VAR, 0.708%, 04/25/33	460
1,845	Series 2003-40A, Class 4A, VAR, 2.806%, 01/25/34	1,798
	WaMu Mortgage Pass-Through Certificates,
1,422	Series 2004-AR11, Class A, VAR, 2.451%, 10/25/34	1,415

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,182	Series 2004-AR3, Class A1, VAR, 2.572%, 06/25/34	3,238
	Wells Fargo Mortgage-Backed Securities Trust,
338	Series 2003-F, Class A1, VAR, 4.860%, 06/25/33	345
1,011	Series 2003-K, Class 1A2, VAR, 4.434%, 11/25/33	1,043
902	Series 2004-2, Class A1, 5.000%, 02/25/19	922
927	Series 2005-16, Class A16, 5.750%, 01/25/36	944
1,108	Series 2005-AR16, Class 3A2, VAR, 2.662%, 03/25/35	1,100
517	Series 2006-17, Class A1, 5.500%, 11/25/21	518
1,052	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,088

		81,347

	Total Collateralized Mortgage Obligations (Cost $244,199)	240,536

Commercial Mortgage-Backed Securities — 3.1%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,176
	Bayview Commercial Asset Trust,
684	Series 2004-3, Class A2, VAR, 0.628%, 01/25/35 (e)	540
2,402	Series 2005-2A, Class A2, VAR, 0.558%, 08/25/35 (e)	1,747
480	Series 2005-2A, Class M1, VAR, 0.638%, 08/25/35 (e)	271
1,506	Series 2007-2A, Class A2, VAR, 0.528%, 07/25/37 (e)	513
750	Series 2007-2A, Class M4, VAR, 0.858%, 07/25/37 (e)	42
2,143	Series 2007-3, Class A2, VAR, 0.498%, 07/25/37 (e)	1,096
2,582	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	2,569
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,233
1,775	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.416%, 10/15/44	1,970
2,064	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,109

	Total Commercial Mortgage-Backed Securities (Cost $17,862)	14,266

Corporate Bond — 0.3%
	Financials — 0.3%
	Commercial Banks — 0.3%
1,325	Wells Fargo & Co., 1.500%, 07/01/15 (Cost $1,323)	1,346

Mortgage Pass-Through Securities — 10.9%
	Federal Home Loan Mortgage Corp.,
17	ARM, 1.470%, 12/01/21	18
92	ARM, 2.078%, 07/01/19	98
94	ARM, 2.171%, 01/01/27	99
602	ARM, 2.245%, 01/01/23	644
14	ARM, 2.250%, 06/01/26 (m)	15
28	ARM, 2.253%, 06/01/22	29
54	ARM, 2.310%, 04/01/30	57
61	ARM, 2.320%, 12/01/26	65
1,000	ARM, 2.321%, 04/01/32	1,069
217	ARM, 2.336%, 12/01/27 (m)	231
294	ARM, 2.342%, 08/01/27	313
91	ARM, 2.346%, 07/01/28	97
399	ARM, 2.360%, 07/01/30 (m)	425
29	ARM, 2.388%, 10/01/29	29
48	ARM, 2.389%, 01/01/30	51
251	ARM, 2.390%, 12/01/26	269
28	ARM, 2.405%, 11/01/27	28
103	ARM, 2.416%, 02/01/23	105
25	ARM, 2.444%, 12/01/29	26
39	ARM, 2.453%, 05/01/18	41
372	ARM, 2.568%, 01/01/23 (m)	399
58	ARM, 2.585%, 04/01/24	63
15	ARM, 2.971%, 06/01/25	15
22	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	24
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	13
40	8.500%, 07/01/28	50
21	9.000%, 02/01/25	26

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association,
13		ARM, 1.625%, 03/01/17	13
22		ARM, 1.871%, 04/01/24	23
13		ARM, 1.880%, 06/01/18	13
232		ARM, 1.882%, 11/01/18	243
59		ARM, 1.887%, 12/01/20	62
43		ARM, 1.915%, 04/01/21	45
109		ARM, 2.001%, 07/01/20 (m)	112
37		ARM, 2.025%, 05/01/30	38
974		ARM, 2.104%, 05/01/33	1,031
42		ARM, 2.118%, 05/01/18	42
12		ARM, 2.230%, 07/01/25	13
11		ARM, 2.272%, 05/01/29	12
16		ARM, 2.288%, 11/01/21	17
78		ARM, 2.316%, 01/01/31 (m)	83
49		ARM, 2.325%, 05/01/31	49
59		ARM, 2.335%, 06/01/26	63
58		ARM, 2.347%, 11/01/23	58
311		ARM, 2.350%, 09/01/33	333
133		ARM, 2.356%, 12/01/28	136
25		ARM, 2.425%, 03/01/38	26
717		ARM, 2.466%, 01/01/25	767
24		ARM, 2.470%, 12/01/26	25
175		ARM, 2.514%, 08/01/26	188
77		ARM, 2.617%, 03/01/29	84
87		ARM, 2.692%, 11/01/30	90
127		ARM, 2.790%, 09/01/19	133
79		ARM, 3.060%, 07/01/27	85
47		ARM, 3.377%, 03/01/15	48
263		ARM, 3.826%, 02/01/34	280
6		ARM, 4.340%, 05/01/20	6
64		ARM, 6.000%, 01/01/20	66
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
10,326		4.000%, 02/01/25	11,047
3		6.000%, 08/01/14	3
90		7.000%, 03/01/16 (m)	90
7,621		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	8,385
		Federal National Mortgage Association, 30 Year, FHA/VA,
26		7.000%, 03/01/27	30
21		8.000%, 11/01/27	26
25		8.500%, 10/01/24	26
10		9.000%, 08/01/25	10
		Federal National Mortgage Association, 30 Year, Single Family,
5,219		5.000%, 12/01/39	5,917
5,288		5.500%, 08/01/40	5,775
3,019		6.000%, 04/01/39	3,376
29		7.250%, 09/01/22	34
154		7.500%, 06/01/23 - 10/01/30	175
7		8.500%, 08/01/17	7
		Federal National Mortgage Association, Other,
21		6.500%, 04/01/16	22
60		12.000%, 11/01/30	67
		Government National Mortgage Association II, 30 Year, Single Family,
54		7.250%, 08/20/22 - 11/20/22	63
68		7.400%, 10/20/21 - 03/20/22	79
19		7.500%, 10/20/23	22
22		7.850%, 12/20/21	22
70		8.000%, 07/20/25 - 08/20/26	86
5,401		Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	5,894
		Government National Mortgage Association, 30 Year, Single Family,
55		7.000%, 06/15/24	65
26		8.000%, 10/15/27	32
24		9.000%, 11/15/24	26
164		9.500%, 07/15/25	180

		Total Mortgage Pass-Through Securities (Cost $47,621)	49,942

U.S. Treasury Obligation — 2.2%
10,000		U.S. Treasury Note, 0.250%, 10/31/14 (Cost $9,991)	10,000

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 16.6%
	Investment Company — 16.6%
76,478	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $76,478)	76,478

	Total Investments — 100.1% (Cost $485,595)	460,253
	Liabilities in Excess of Other Assets — (0.1)%	(340)

	NET ASSETS — 100.0%	$459,913

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:(EMPTY)

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,967
Aggregate gross unrealized depreciation	(33,309)

Net unrealized appreciation/depreciation	$($25,342)

Federal income tax cost of investments	$485,595

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$76,478	$383,775	$—	$460,253

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$748	$—	$—	$—	$—	$—	$—	$(748)	$—
Corporate Bonds - Financials	1,644	(4,579)	4,675	—	—	(1,740)	—	—	—

	$2,392	$(4,579)	$4,675	$—	$—	$(1,740)	$—	$(748)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3) was $0.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 34.1%
	ABN Amro Bank N.V.,
52,000	0.263%, 12/20/12	52,000
53,000	0.325%, 02/15/13	53,001
	Banco Del Estado De Chile,
10,000	0.350%, 01/02/13	10,000
27,200	0.380%, 12/05/12	27,200
	Bank of Montreal,
28,000	0.200%, 12/06/12	28,000
29,000	0.200%, 12/12/12	29,000
45,000	0.210%, 12/20/12	45,000
	Bank of Nova Scotia,
50,000	0.258%, 12/19/12	50,000
55,000	0.289%, 12/11/12	55,000
78,700	0.298%, 12/26/12	78,700
53,000	0.312%, 12/03/12	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
9,000	0.350%, 05/01/13	9,000
35,000	0.410%, 03/21/13	35,000
11,000	0.410%, 03/27/13	11,000
27,000	0.420%, 03/20/13	27,000
8,000	0.470%, 03/08/13	8,000
11,000	0.480%, 02/28/13	11,000
35,000	0.490%, 03/04/13	35,000
13,000	0.500%, 02/22/13	13,000
31,000	0.520%, 02/04/13 (n)	30,971
15,000	0.520%, 01/23/13	15,000
22,000	0.520%, 01/28/13	22,000
25,000	0.527%, 02/05/13 (n)	24,976
67,000	0.530%, 01/28/13	67,000
	Barclays Bank plc,
47,000	0.250%, 02/08/13	47,000
122,000	0.250%, 02/15/13	122,000
40,000	Branch Banking & Trust Co., 0.200%, 02/04/13	40,000
25,000	Commonwealth Bank of Australia, 0.300%, 02/28/13	25,002
85,000	Credit Suisse, 0.268%, 12/26/12	85,000
	Deutsche Bank AG,
52,000	0.250%, 02/28/13	52,000
75,000	0.252%, 01/19/13	75,000
77,000	0.789%, 12/15/12	77,000
	DNB Bank ASA,
100,000	0.245%, 02/19/13	99,999
27,000	0.245%, 02/21/13	27,000
52,000	0.250%, 03/01/13	52,000
	DZ Bank AG,
35,000	0.250%, 01/25/13	35,000
10,000	0.270%, 03/19/13 (n)	9,992
46,000	0.270%, 03/21/13 (n)	45,962
14,000	0.340%, 01/28/13 (n)	13,992
	HSBC Bank plc,
26,000	0.300%, 03/07/13	26,000
25,000	0.300%, 04/12/13	25,000
	ING Bank N.V.,
52,000	0.250%, 01/11/13	52,000
53,000	0.250%, 01/14/13	53,000
26,000	Landesbank Hessen-Thueringen Girozentrale, 0.200%, 12/13/12	26,000
	Mitsubishi UFJ Trust & Banking Corp.,
20,000	0.350%, 05/20/13	20,000
24,000	0.405%, 04/12/13 (n)	23,964
15,000	0.410%, 03/21/13	15,000
21,000	0.410%, 04/04/13	21,000
16,000	0.425%, 04/02/13	16,000
15,000	0.520%, 02/20/13	15,000
	Mizuho Corporate Bank Ltd.,
27,000	0.250%, 02/04/13	27,000
26,000	0.250%, 02/27/13	26,000
62,000	0.260%, 01/04/13	62,000
53,000	0.260%, 01/11/13	53,000
25,000	0.290%, 02/04/13 (n)	24,987
17,000	0.300%, 02/08/13 (n)	16,990
60,000	0.326%, 02/09/13 (n)	59,962
	National Australia Bank Ltd.,
99,700	0.258%, 12/19/12	99,700
60,000	0.259%, 05/09/13	60,000
87,000	Natixis, 0.280%, 01/02/13	86,997
25,000	Nederlandse Waterschapsbank N.V., 0.240%, 12/07/12 (n)	24,999
	Norinchukin Bank Ltd.,
27,000	0.270%, 01/18/13	27,000
15,000	0.270%, 01/25/13	15,000
55,000	0.270%, 02/04/13	55,000
12,000	0.270%, 02/05/13	12,000
122,000	0.270%, 02/07/13	122,000
68,000	0.270%, 02/15/13	68,000
19,500	0.280%, 01/11/13	19,500
14,000	0.290%, 01/04/13	14,000
29,000	0.295%, 01/11/13	29,000
10,000	Oversea-Chinese Banking Corp., Ltd., 0.200%, 01/18/13	10,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
15,000	0.220%, 02/27/13	15,000
5,000	0.340%, 02/15/13	5,000
	Rabobank Nederland N.V.,
23,000	0.240%, 12/13/12 (n)	22,998
15,000	0.250%, 12/14/12 (n)	14,999
82,000	0.270%, 12/06/12	82,000
70,000	0.425%, 01/18/13	70,000
53,000	0.455%, 01/03/13	53,000
	Shizuoka Bank,
30,000	0.220%, 12/13/12	30,000
5,000	0.300%, 01/04/13	5,000
10,000	0.300%, 01/16/13	10,000
10,000	0.300%, 02/28/13	10,000
100,000	Societe Generale, 0.280%, 01/02/13	100,000
	Sumitomo Mitsui Banking Corp.,
22,000	0.340%, 05/21/13	22,000
25,000	0.370%, 04/12/13	25,000
27,000	0.385%, 04/05/13	27,000
12,000	0.405%, 03/25/13	12,000
15,000	0.450%, 02/08/13	15,000
23,000	0.450%, 02/19/13	23,000
25,000	0.450%, 02/25/13	25,000
12,000	0.450%, 03/05/13	12,000
	Sumitomo Trust & Banking Corp.,
17,000	0.260%, 02/22/13 (n)	16,990
10,000	0.280%, 02/15/13 (n)	9,994
17,000	0.300%, 02/08/13 (n)	16,990
11,000	0.305%, 02/04/13 (n)	10,994
11,000	0.358%, 01/14/13 (n)	10,995
13,000	0.360%, 01/07/13	13,000
5,000	0.367%, 12/28/12 (n)	4,999
	Svenska Handelsbanken AB,
27,000	0.245%, 01/23/13	27,000
41,000	0.300%, 03/27/13	41,000
54,000	Swedbank AB, 0.200%, 12/28/12	54,000
	Toronto Dominion Bank (The),
28,000	0.200%, 01/07/13	28,000
12,000	0.220%, 02/07/13	12,000

	Total Certificates of Deposit (Cost $3,627,853)	3,627,853

Commercial Paper — 22.9% (n)
	Alpine Securitization Corp.,
25,000	0.220%, 12/10/12 (e) (m)	24,999
15,000	0.230%, 01/10/13 (e)	14,996
	Antalis US Funding Corp.,
25,000	0.300%, 12/21/12 (e)	24,996
10,000	0.330%, 12/03/12 (e)	10,000
25,000	Aspen Funding Corp., 0.200%, 12/03/12 (e)	25,000
25,000	Atlantic Asset Securitization LLC, 0.250%, 12/03/12 (e)	25,000
	Atlantis One Funding Corp.,
16,000	0.391%, 04/09/13 (e)	15,978
18,000	0.401%, 04/04/13 (e)	17,975
34,000	0.411%, 04/03/13 (e)	33,952
37,000	0.613%, 01/04/13 (e)	36,979
25,000	Australia & New Zealand Banking Group Ltd., 0.250%, 12/07/12 (e)	24,999
50,000	Bank of Nova Scotia, 0.240%, 02/04/13	49,978
11,500	Barclays Bank plc, 0.380%, 12/11/12 (e)	11,499
15,000	Barton Capital LLC, 0.250%, 01/03/13 (e)	14,997
10,000	BNZ International Funding Ltd., 0.225%, 12/12/12 (e)	9,999
	Cancara Asset Securitisation LLC,
20,000	0.200%, 12/03/12 (e)	20,000
75,000	0.220%, 01/02/13 (e)	74,985
15,000	0.220%, 01/03/13 (e)	14,997
	Commonwealth Bank of Australia,
28,200	0.259%, 12/02/12 (e)	28,200
5,000	0.230%, 01/23/13 (e)	4,998
21,800	0.262%, 12/07/12 (e)	21,800
20,100	0.263%, 12/10/12 (e)	20,100
13,000	0.263%, 12/29/12 (e)	13,000
15,600	0.289%, 12/10/12 (e)	15,600
42,000	CRC Funding LLC, 0.250%, 12/06/12 (e)	41,999
47,000	Credit Agricole North America, Inc., 0.210%, 12/0 4/12	46,999
20,000	Credit Suisse, 0.250%, 02/04/13	19,991
24,000	DNB Bank ASA, 0.240%, 02/07/13 (e)	23,989
	Erste Abwicklungsanstalt,
13,000	0.461%, 04/18/13 (e)	12,977
10,000	0.481%, 05/02/13 (e)	9,980
5,000	0.481%, 05/06/13 (e)	4,989
10,000	0.486%, 05/03/13 (e)	9,979
32,000	0.502%, 06/11/13 (e)	31,915
25,000	European Investment Bank, 0.220%, 12/17/12	24,998
	General Electric Capital Corp.,
42,000	0.290%, 03/12/13	41,966
12,000	0.290%, 03/18/13	11,989

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
	HSBC Bank plc,
20,000	0.300%, 04/01/13 (e)	19,980
26,000	0.478%, 02/08/13 (e)	26,000
26,000	0.497%, 02/04/13 (e)	26,000
	ING U.S. Funding LLC,
26,000	0.240%, 02/14/13	25,987
50,000	0.250%, 01/04/13	49,988
21,000	0.250%, 02/04/13	20,991
	Kells Funding LLC,
14,000	0.431%, 01/04/13	13,994
52,000	0.431%, 01/10/13	51,975
30,000	0.431%, 01/15/13	29,984
55,000	0.472%, 01/24/13 (e)	55,000
67,000	0.507%, 06/21/13	66,810
16,000	KFW, 0.220%, 12/13/12 (e)	15,999
10,000	LMA Americas LLC, 0.280%, 01/03/13 (e)	9,998
	MetLife Short Term Funding LLC,
15,000	0.290%, 05/28/13 (e)	14,978
25,000	0.331%, 04/15/13 (e)	24,969
10,000	0.341%, 04/08/13 (e)	9,988
10,000	0.341%, 04/09/13 (e)	9,988
15,000	0.341%, 04/10/13 (e)	14,982
10,000	Mitsubishi UFJ Trust & Banking Corp., 0.421%, 03/27/13 (e)	9,986
	Mizuho Funding LLC,
10,000	0.240%, 01/30/13 (e)	9,996
18,000	0.250%, 01/25/13 (e)	17,993
25,000	Mont Blanc Capital Corp., 0.330%, 01/09/13 (e)	24,991
32,000	Natixis U.S. Finance Co. LLC, 0.320%, 01/02/13	31,991
	Nordea North America, Inc.,
36,000	0.235%, 01/08/13	35,991
28,000	0.235%, 01/09/13	27,993
30,000	0.250%, 04/01/13	29,975
20,000	0.310%, 03/26/13	19,980
11,000	Northern Pines Funding LLC, 0.360%, 01/04/13 (e)	10,996
	NRW.BANK,
60,000	0.215%, 12/04/12 (e)	59,999
157,000	0.250%, 12/03/12 (e)	156,998
	Private Export Funding Corp.,
5,000	0.270%, 04/15/13 (e)	4,995
10,000	0.341%, 05/31/13 (e)	9,983
	Rabobank USA Financial Corp.,
10,000	0.275%, 01/10/13	9,997
50,000	0.411%, 03/20/13	49,938
	Royal Park Investments Funding Corp.,
10,000	0.751%, 01/14/13 (e)	9,991
10,000	0.802%, 01/03/13 (e)	9,992
22,000	Societe Generale North America, Inc., 0.280%, 01/02/13	21,994
	Sumitomo Mitsui Banking Corp.,
42,000	0.431%, 03/06/13 (e)	41,952
45,000	0.451%, 02/25/13 (e)	44,952
101,000	0.471%, 02/04/13 (e)	100,914
53,000	0.501%, 01/23/13 (e)	52,961
40,000	Suncorp Group Ltd., 0.370%, 12/19/12 (e)	39,993
58,000	Svenska Handelsbanken, Inc., 0.300%, 04/02/13 (e)	57,941
	Thames Asset Global Securitization No 1, Inc.,
69,648	0.250%, 12/12/12 (e)	69,642
25,000	0.280%, 12/18/12 (e)	24,997
15,000	Toyota Motor Credit Corp., 0.270%, 04/04/13	14,986
25,000	Versailles Commercial Paper LLC, 0.310%, 12/03/12 (e)	25,000
	Westpac Banking Corp.,
65,000	0.262%, 12/26/12 (e)	65,000
15,000	0.263%, 12/28/12	15,000

	Total Commercial Paper (Cost $2,431,526)	2,431,526

Corporate Notes — 1.1%
Financials — 1.1%
	Commercial Banks — 0.3%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.368%, 12/15/12 (e)	35,000

	Insurance — 0.8%
	Metropolitan Life Global Funding I
35,000	VAR, 0.520%, 01/08/13 (e)	35,000
47,000	VAR, 0.604%, 12/10/12 (e)	47,000

		82,000

	Total Corporate Notes (Cost $117,000)	117,000

Foreign Government Securities — 0.2%
	Export Development Canada
5,000	0.300%, 03/01/13 (e)	5,000
15,000	0.300%, 03/07/13 (e)	15,000

	Total Foreign Government Securities (Cost $20,000)	20,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — 16.6%
100,000	Barclays Capital, Inc., 0.180%, dated 11/30/12, due 12/04/12, repurchase price $100,002, collateralized by Federal Home Loan Bank, 3.625%, due 10/18/13, and Federal Home Loan Mortgage Corporation, 0.500%, due 09/25/15, with a value of $102,001.	100,000
55,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $55,034, collateralized by Corporate Notes and Bonds, 0.000% - 6.120%, due 03/25/34 - 02/15/51, with a value of $57,750. (i)	55,000
65,000	Barclays Capital, Inc., 0.680%, dated 11/30/12, due 01/02/13, repurchase price $65,041, collateralized by Corporate Notes and Bonds, 0.000% - 7.770%, due 05/23/19 - 02/15/51, with a value of $68,250. (i)	65,000
25,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/15/13, repurchase price $25,041, collateralized by Corporate Notes and Bonds, 0.000% - 5.135%, due 07/27/36 - 11/25/60, with a value of $26,250. (i)	25,000
110,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/12/13, repurchase price $110,172, collateralized by Corporate Notes and Bonds, 1.318% - 4.940%, due 02/25/47 - 08/28/47, with a value of $115,500. (i)	110,000
80,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 11/30/12, due 02/22/13, repurchase price $80,142, collateralized by Corporate Notes and Bonds, 0.000% - 8.432%, due 03/28/36 - 06/28/47, with a value of $85,701. (i)	80,000
50,000	Credit Suisse First Boston USA, Inc., 0.830%, dated 11/30/12, due 12/11/12, repurchase price $50,013, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 01/25/20 - 06/25/58, and Federal Home Loan Mortgage Corporation, 3.274%, due 01/25/19, with a value of $52,502. (i)	50,000
72,273	Deutsche Bank Securities, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $72,274, collateralized by U.S. Treasury Securities, 0.250%, due 09/30/14, with a value of $73,718.	72,273
150,000	Deutsche Bank Securities, Inc., 0.250%, dated 11/30/12, due 12/03/12, repurchase price $150,003, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 3.000%, due 08/15/40 - 09/15/42, with a value of $154,500.	150,000
40,000	Deutsche Bank Securities, Inc., 0.580%, dated 11/30/12, due 02/18/13, repurchase price $40,052, collateralized by Corporate Notes and Bonds, 0.000% - 10.500%, due 01/15/15 - 05/15/67, and Municipal Debt Securities, 4.503% - 5.100%, due 06/15/13 - 08/01/17, with a value of $42,000. (i)	40,000
10,000	Federal Reserve Bank, 0.180%, dated 11/30/12, due 12/03/12, repurchase price $10,000, collateralized by U.S. Treasury Securities, 1.000%, due 08/31/16, with a value of $10,000.	10,000
175,000	Merrill Lynch PFS, Inc., 0.680%, dated 11/30/12, due 12/03/12, repurchase price $175,010, collateralized by Corporate Notes and Bonds, 0.000%, due 01/08/41, with a value of $183,750.	175,000
500,000	Mizuho Securities USA, Inc., 0.280%, dated 11/30/12, due 12/03/12, repurchase price $500,012, collateralized by U.S. Treasury Securities, 0.875% - 1.750%, due 01/15/13 - 04/30/17, with a value of $510,000.	500,000
100,000	Morgan Stanley & Co. LLC, 0.190%, dated 11/30/12, due 12/05/12, repurchase price $100,003, collateralized by Federal National Mortgage Association, 2.185% - 2.565%, due 07/01/42 - 11/01/42, with a value of $103,000.	100,000
100,000	Morgan Stanley & Co. LLC, 0.220%, dated 11/30/12, due 12/07/12, repurchase price $100,004, collateralized by Federal National Mortgage Association, 2.223% - 3.492%, due 10/01/37 - 09/01/42, with a value of $103,000.	100,000
100,000	RBS Securities, Inc., 0.480%, dated 11/30/12, due 12/03/12, repurchase price $100,004, collateralized by Federal National Mortgage Association, 2.118% - 4.982%, due 07/01/27 - 08/01/42, with a value of $102,002.	100,000
30,000	Royal Bank of Scotland, 1.030%, dated 11/30/12, due 01/03/13, repurchase price $30,029, collateralized by Federal National Mortgage Association, 2.500% - 5.000%, due 06/01/21 - 11/01/24, with a value of $30,601. (i)	30,000

	Total Repurchase Agreements (Cost $1,762,273)	1,762,273

Time Deposits — 10.7%
220,000	Citibank N.A., 0.210%, 12/04/12	220,000
	Commerzbank AG,
200,000	0.210%, 12/03/12	200,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Time Deposits — Continued
220,000	0.250%, 12/04/12	220,000
47,000	Credit Agricole Corporate and Investment Bank, 0.210%, 12/04/12	47,000
58,000	Credit Industriel Et Commercial, 0.210%, 12/04/12	58,000
84,000	ING Bank N.V., 0.200%, 12/05/12	84,000
148,000	Lloyds TSB Bank plc, 0.200%, 12/04/12	148,000
167,000	Royal Bank of Scotland, 0.230%, 12/05/12	167,000

	Total Time Deposits (Cost $1,144,000)	1,144,000

U.S. Government Agency Securities — 5.4%
	Federal Home Loan Bank,
14,300	0.170%, 01/23/13	14,299
5,500	0.200%, 02/15/13	5,500
8,000	0.200%, 02/25/13	7,999
24,000	0.200%, 02/27/13	23,999
26,200	0.200%, 03/05/13	26,198
32,000	0.210%, 03/01/13	31,999
12,800	0.230%, 04/17/13	12,799
27,200	VAR, 0.265%, 02/04/13	27,194
50,000	VAR, 0.380%, 12/01/12	49,998
	Federal Home Loan Mortgage Corp.,
40,000	VAR, 0.160%, 12/04/12	39,996
48,000	VAR, 0.350%, 12/03/12	47,999
157,000	VAR, 0.370%, 12/03/12	156,967
	Federal National Mortgage Association,
26,000	3.625%, 02/12/13	26,176
25,000	VAR, 0.170%, 12/03/12	24,991
33,200	VAR, 0.189%, 12/11/12	33,188
50,000	VAR, 0.239%, 12/28/12	49,999

	Total U.S. Government Agency Securities (Cost $579,301)	579,301

U.S. Treasury Obligations — 9.3%
	U.S. Treasury Notes — 9.3%
38,000	0.125%, 08/31/13	37,983
100,900	0.125%, 09/30/13	100,838
75,700	0.250%, 10/31/13	75,724
55,000	0.250%, 11/30/13	55,016
5,000	0.375%, 07/31/13	5,006
42,400	0.625%, 01/31/13	42,432
29,100	0.625%, 04/30/13	29,150
21,000	0.750%, 03/31/13	21,038
16,000	0.750%, 09/15/13	16,070
39,000	1.000%, 07/15/13	39,193
12,000	1.125%, 06/15/13	12,058
25,000	1.375%, 01/15/13	25,036
26,000	1.375%, 02/15/13	26,062
30,400	1.375%, 03/15/13	30,501
74,300	1.375%, 05/15/13	74,694
104,500	1.750%, 04/15/13	105,095
21,000	2.000%, 11/30/13	21,372
25,000	2.750%, 02/28/13	25,155
21,000	2.750%, 10/31/13	21,487
74,000	3.125%, 04/30/13	74,888
16,300	3.125%, 09/30/13	16,694
32,000	3.375%, 06/30/13	32,576
33,000	3.500%, 05/31/13	33,536
36,000	3.625%, 05/15/13	36,555
33,000	4.250%, 08/15/13	33,941

		992,100

	Total U.S. Treasury Obligations (Cost $992,100)	992,100

	Total Investments — 100.3% (Cost $10,674,053)*	10,674,053
	Liabilities in Excess of Other Assets — (0.3)%	(36,419)

	NET ASSETS — 100.0%	$10,637,634

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,674,053	$—	$10,674,053

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.3% (t)
	Arizona — 2.4%
	Other Revenue — 1.2%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,207

	Utility — 1.2%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,180

	Total Arizona	2,387

	California — 1.2%
	Water & Sewer — 1.2%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,247

	Georgia — 1.3%
	General Obligation — 1.3%
1,000	State of Georgia, Series I, GO, 5.000%, 07/01/21	1,308

	Indiana — 1.2%
	Other Revenue — 1.2%
1,000	Indiana Finance Authority, Wastewater Systems, First Lien, Series A, Rev., 5.250%, 10/01/31	1,212

	Michigan — 84.1%
	Certificate of Participation/Lease — 1.7%
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,758

	Education — 2.8%
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,781
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,036

		2,817

	General Obligation — 30.5%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,549
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,812
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,160
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,470
2,060	GO, AGM, Zero Coupon, 06/01/18	1,698
1,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,141
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,103
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,633
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,664
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,538
1,345	Jackson Public Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,427
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,936
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,356
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,327
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,027
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/21	2,122
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,645

		30,608

	Hospital — 2.8%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,181
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,609

		2,790

	Housing — 2.5%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
525	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	555
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,965

		2,520

	Other Revenue — 16.5%
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,209

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
1,000	Series A, Rev., 5.500%, 07/01/41	1,216
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,171
	Michigan Finance Authority, Unemployment Obligation Assessment,
1,000	Series A, Rev., 5.000%, 01/01/19	1,242
1,000	Series B, Rev., 5.000%, 07/01/21	1,201
1,500	Series B, Rev., 5.000%, 07/01/22	1,713
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,106
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Rev., 2.000%, 05/30/18	1,585
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,646
2,920	Michigan University, Rev., 5.000%, 04/01/17	3,472

		16,561

	Prerefunded — 0.2%
220	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	221

	Special Tax — 6.4%
	State of Michigan Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,829
2,000	Rev., AGM, 5.250%, 05/15/21	2,553

		6,382

	Transportation — 1.3%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,303

	Utility — 1.6%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,587

	Water & Sewer — 17.8%
5,000	City of Detroit, Sewer Disposal System, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,947
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,367
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,133
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	6,312
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,136

		17,895

	Total Michigan	84,442

	New York — 1.7%
	Industrial Development Revenue/Pollution Control Revenue — 1.7%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,751

	Texas — 1.7%
	Water & Sewer — 1.7%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,662

	Washington — 1.7%
	Water & Sewer — 1.7%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,678

	Total Municipal Bonds (Cost $87,144)	95,687

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
4,205	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $4,205)	4,205

	Total Investments — 99.5% (Cost $91,349)	99,892
	Other Assets in Excess of Liabilities — 0.5%	537

	NET ASSETS — 100.0%	$100,429

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,543
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$8,543

Federal income tax cost of investments	$91,349

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,205	$95,687	$—	$99,892

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 23.7%
	Michigan — 23.7%
3,210	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S Bank N.A., 0.190%, 12/03/12	3,210
4,720	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.150%, 12/03/12 (p)	4,720
7,720	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.220%, 12/03/12	7,720
	Michigan State Housing Development Authority, Rental Housing,
1,515	Series A, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.300%, 12/03/12	1,515
4,210	Series A, Rev., VRDO, AMT, AGM, LOC: Fortis Bank S.A., 0.300%, 12/03/12	4,210
2,150	Series C, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.300%, 12/03/12	2,150
700	University of Michigan, General, Series B, Rev., VRDO, 0.150%, 12/03/12	700
5,730	University of Michigan, Hospital, Series A, Rev., VRDO, 0.170%, 12/03/12	5,730
4,805	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.170%, 12/03/12	4,805

	Total Daily Demand Notes (Cost $34,760)	34,760

Municipal Bond — 3.4%
	Michigan — 3.4%
5,000	Michigan Finance Authority, State Aid Notes, Series B-1, Rev., 2.000%, 08/20/13 (Cost $5,057)	5,057

Weekly Demand Notes — 72.9%
	Massachusetts — 1.9%
2,800	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.200%, 12/07/12	2,800

	Michigan — 66.5%
	Austin Trust,
1,575	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.290%, 12/07/12 (m)	1,575
3,080	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.250%, 12/07/12	3,080
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	1,000
3,685	Detroit City School District, Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.360%, 12/07/12	3,685
385	Deutsche Bank Spears/Lifers Trust Various States, Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.220%, 12/07/12	385
1,500	Grand Valley Michigan State University, Series B, Rev, VRDO, LOC: U.S Bank N.A., 0.160%, 12/07/12	1,500
1,405	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 12/07/12	1,405
2,600	Kent Hospital Finance Authority, Spectrum Health System, Series B3, Rev., VRDO, 0.150%, 12/07/12	2,600
1,500	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.160%, 12/07/12	1,500
2,290	Michigan Higher Education Facilities Authority, Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	2,290
4,000	Michigan State Building Authority, Series ROCS-RR-II-R-717PB, Rev, VRDO, AGM-CR, FGIC, LIQ: PB Capital Corp., 0.250%, 12/07/12	4,000
4,900	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/12	4,900
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.250%, 12/07/12 (i)	6,100
1,360	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.180%, 12/07/12	1,360

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
4,090	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FHLMC, 0.170%, 12/07/12	4,090
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 12/07/12	300
1,350	Michigan State Housing Development Authority, Non AMT, Non ACE, Series D, Rev., VRDO, LIQ: FHLMC, 0.160%, 12/07/12	1,350
	Michigan State Housing Development Authority, Rental Housing,
1,480	Series C, Rev., VRDO, AMT, LIQ: Bank of Nova Scotia, 0.170%, 12/07/12	1,480
425	Series D, Rev., VRDO, AMT, LIQ: Bank of Nova Scotia, 0.180%, 12/07/12	425
	Michigan State Housing Development Authority, Single Family Housing,
6,135	Series B, Rev., VRDO, AMT, LIQ: FHLMC, 0.180%, 12/07/12	6,135
3,425	Series C, Rev., VRDO, 0.170%, 12/07/12	3,425
600	Series D, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.190%, 12/07/12	600
6,375	Michigan State Housing Development Authority, Single Family Mortgage, Series E, Rev., VRDO, AMT, 0.180%, 12/07/12	6,375
715	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 12/07/12	715
1,300	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	1,300
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: First of America Bank, 0.290%, 12/07/12	1,000
2,010	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.170%, 12/07/12	2,010
870	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 12/07/12	870
895	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 12/07/12	895
1,555	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 12/07/12	1,555
2,100	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 12/07/12	2,100
500	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	500
3,580	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/07/12	3,580
1,520	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 12/07/12	1,520
2,170	Oakland County EDC, Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 12/07/12	2,170
3,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 12/07/12	3,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.230%, 12/07/12	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.230%, 12/07/12	5,950
375	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/07/12 (p)	375
6,045	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	6,045

		97,565

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Puerto Rico — 4.5%
6,590	Commonwealth of Puerto Rico, Public Improvement, Series C-5-2, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.170%, 12/07/12	6,590

	Total Weekly Demand Notes (Cost $106,955)	106,955

	Total Investments — 100.0% (Cost $146,772)*	146,772
	Other Assets in Excess of Liabilities — 0.0% (g)	49

	NET ASSETS — 100.0%	$146,821

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$146,772	$—	$146,772

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.1%
	ABFC Trust,
1,672	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,694
2,021	Series 2005-WF1, Class A2C, VAR, 0.518%, 12/25/34	1,918
945	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.388%, 04/25/36	845
	AH Mortgage, (Cayman Islands),
2,766	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,776
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,667
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,237
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	1,002
	AH Mortgage Advance Co., Ltd., (Cayman Islands),
2,824	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,838
5,119	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	5,196
300	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	263
2,523	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	2,546
	Chase Funding Mortgage Loan Asset- Backed Certificates,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,228
1,243	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,306
1,207	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,165
1,882	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.398%, 02/25/46 (e) (i)	1,742
	Citigroup Mortgage Loan Trust, Inc.,
241	Series 2003-HE3, Class A, VAR, 0.587%, 12/25/33	219
1,469	Series 2004-HE1, Class A, VAR, 0.538%, 09/25/33 (e)	1,362
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	758
117	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.223%, 01/25/36	73
301	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	330
120	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.308%, 12/25/36	118
2,448	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	2,515
	Freedom Trust,
431	Series 2011-1, Class A13, VAR, 0.373%, 11/30/37 (e) (i)	422
1,799	Series 2011-2, Class A11, VAR, 3.703%, 08/01/46 (e)	1,818
	HLSS Servicer Advance Receivables Backed Notes,
4,635	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	4,647
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,506
2,204	Series 2012-T2, Class B1, 1.740%, 10/15/43 (e)	2,210
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,695
367	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.478%, 01/20/35	356
	HSBC Home Equity Loan Trust USA,
490	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	483
351	Series 2006-2, Class A1, VAR, 0.358%, 03/20/36	346
535	Series 2007-1, Class AS, VAR, 0.407%, 03/20/36	514
1,414	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	1,392
294	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.407%, 03/25/36	178
	KGS- Alpha Capital Markets LP,
22,994	Series 2012-3, 1.151%, 09/25/26	754
49,469	Series 2012-4, VAR, 09/25/37	2,628
2,461	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.557%, 07/25/34 (e)	2,427
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.957%, 02/25/34	1,869
337	Series 2006-8, Class 2A2, VAR, 0.298%, 09/25/36	145
526	Series 2006-WL2, Class 2A3, VAR, 0.407%, 01/25/36	436

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Madison Avenue Manufactured Housing Contract,
167,719	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,623
1,684	Series 2002-A, Class M2, VAR, 2.458%, 03/25/32	1,573
2,998	Mid-State Capital Corp., Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,989
	Mid-State Capital Trust,
1,608	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,660
2,479	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,561
1,126	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.559%, 12/07/20	1,129
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	718
546	Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	552
2,330	Park Place Securities, Inc., Series 2004- MCW1, Class M1, VAR, 0.833%, 10/25/34	2,277
	PennyMac Loan Trust,
758	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (i)	758
4,057	Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	4,057
	RAMP Trust,
665	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	674
204	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	207
2,810	Series 2004-RS11, Class M1, VAR, 0.827%, 11/25/34	2,745
1,200	Series 2005-EFC5, Class A3, VAR, 0.547%, 10/25/35	1,113
4,000	Series 2006-RZ1, Class A3, VAR, 0.507%, 03/25/36	3,532
980	RASC Trust, Series 2005-KS9, Class A3, VAR, 0.578%, 10/25/35	957
	Real Estate Asset Trust,
188	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	188
1,059	Series 2012-2A, Class A1, VAR, 4.460%, 08/25/42 (e) (i)	1,059
1,500	Series 2012-2A, Class A2, VAR, 6.660%, 08/25/42 (e) (i)	1,501
499	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	244
2,126	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	2,130
	Resort Finance Timeshare Receivables Trust,
6,356	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	6,356
5,292	Series 2012-2, 5.750%, 09/05/18 (i) RMAT,	5,291
4,016	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	4,053
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,010
232	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	228
928	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	928
	Stanwich Mortgage Loan Trust,
795	Series 2012-NPL3, Class A, 4.213%, 05/15/42 (e)	797
10,125	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	10,131
16,000	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	16,024
669	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	665
	Structured Asset Securities Corp.,
649	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	656
581	Series 2002-AL1, Class A2, 3.450%, 02/25/32	571
1,860	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,844
	VOLT LLC,
8,662	Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	8,662
10,000	Series 2012-RLF1, Class A, 3.475%, 12/25/17 (e) (i)	10,000
5,150	Series 2012-RP2A, Class A1, 4.704%, 06/26/17 (e) (i)	5,253
625	Series 2012-RP2A, Class A2, 8.836%, 06/26/17 (e)	650
1,654	Series 2012-RP3A, Class A1, VAR, 3.475%, 11/27/17	1,657
4,368	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	4,390

	Total Asset-Backed Securities (Cost $180,715)	182,037

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 53.5%
		Agency CMO — 38.2%
		Federal Home Loan Mortgage Corp. Reference REMIC,
1,458		Series R004, Class VG, 6.000%, 08/15/21	1,484
7,415		Series R006, Class ZA, 6.000%, 04/15/36	8,524
6,345		Series R007, Class ZA, 6.000%, 05/15/36	7,344
5		Series R012, Class AI, IO, 5.500%, 12/15/20	—	(h)
		Federal Home Loan Mortgage Corp. REMICS,
19		Series 11, Class D, 9.500%, 07/15/19	20
13		Series 22, Class C, 9.500%, 04/15/20	14
18		Series 23, Class F, 9.600%, 04/15/20	20
10		Series 30, Class D, 9.500%, 02/15/20	11
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
5		Series 47, Class F, 10.000%, 06/15/20	6
58		Series 77, Class H, 8.500%, 09/15/20	64
2		Series 81, Class A, 8.125%, 11/15/20	2
6		Series 84, Class F, 9.200%, 10/15/20	6
5		Series 99, Class Z, 9.500%, 01/15/21	5
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF , 1,838.732%, 05/15/23	7
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
4		Series 1065, Class J, 9.000%, 04/15/21	5
7		Series 1079, Class S, HB, IF , 33.150%, 05/15/21	12
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
4		Series 1084, Class F, VAR, 1.200%, 05/15/21	4
3		Series 1084, Class S, HB, IF , 44.100%, 05/15/21	5
6		Series 1133, Class H, 7.000%, 09/15/21	6
16		Series 1144, Class KB, 8.500%, 09/15/21	19
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF , 1,169.001%, 01/15/22	6
37		Series 1343, Class LA, 8.000%, 08/15/22	44
19		Series 1343, Class LB, 7.500%, 08/15/22	22
65		Series 1374, Class Z, 7.000%, 10/15/22	74
18		Series 1395, Class G, 6.000%, 10/15/22	20
161		Series 1401, Class J, 7.000%, 10/15/22	182
223		Series 1466, Class PZ, 7.500%, 02/15/23	256
6		Series 1470, Class F, VAR, 2.038%, 02/15/23	7
7		Series 1505, Class QB, HB, IF , 20.183%, 05/15/23	10
65		Series 1518, Class G, IF, 8.794%, 05/15/23	82
51		Series 1526, Class L, 6.500%, 06/15/23	52
5		Series 1540, Class IA, 7.000%, 06/15/13	5
72		Series 1541, Class O, VAR, 1.040%, 07/15/23	74
684		Series 1552, Class IA, IF, 18.113%, 08/15/23	1,014
18		Series 1570, Class F, VAR, 2.538%, 08/15/23	19
44		Series 1570, Class SA, HB, IF , 22.754%, 08/15/23	70
186		Series 1578, Class K, 6.900%, 09/15/23	212
21		Series 1578, Class V, IO, 7.000%, 09/15/23	4
415		Series 1591, Class PV, 6.250%, 10/15/23	463
23		Series 1596, Class D, 6.500%, 10/15/13	23
15		Series 1602, Class SA, HB, IF , 21.938%, 10/15/23	26
85		Series 1609, Class LG, IF, 16.792%, 11/15/23	99
538		Series 1628, Class LZ, 6.500%, 12/15/23	602
497		Series 1638, Class H, 6.500%, 12/15/23	562
575		Series 1644, Class K, 6.750%, 12/15/23	644
628		Series 1658, Class GZ, 7.000%, 01/15/24	728
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
268		Series 1677, Class Z, 7.500%, 07/15/23	310
10		Series 1686, Class SH, IF, 18.675%, 02/15/24	15
9		Series 1688, Class W, 7.250%, 03/15/14	9
239		Series 1695, Class EB, 7.000%, 03/15/24	275
31		Series 1699, Class FC, VAR, 0.850%, 03/15/24	32
48		Series 1745, Class D, 7.500%, 08/15/24	55

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
917		Series 1760, Class ZD, VAR, 1.290%, 02/15/24	960
98		Series 1798, Class F, 5.000%, 05/15/23	106
6		Series 1807, Class G, 9.000%, 10/15/20	7
839		Series 1813, Class I, PO, 11/15/23	769
3,243		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	467
188		Series 1829, Class ZB, 6.500%, 03/15/26	211
3		Series 1844, Class E, 6.500%, 10/15/13	3
324		Series 1863, Class Z, 6.500%, 07/15/26	365
6		Series 1865, Class D, PO, 02/15/24	5
101		Series 1899, Class ZE, 8.000%, 09/15/26	118
89		Series 1963, Class Z, 7.500%, 01/15/27	104
30		Series 1985, Class PR, IO, 8.000%, 07/15/27	6
44		Series 1987, Class PE, 7.500%, 09/15/27	52
–	(h)	Series 2025, Class PE, 6.300%, 01/15/13	—	(h)
359		Series 2033, Class J, 5.600%, 06/15/23	393
20		Series 2033, Class SN, HB, IF , 26.769%, 03/15/24	13
26		Series 2038, Class PN, IO, 7.000%, 03/15/28	6
227		Series 2040, Class PE, 7.500%, 03/15/28	267
26		Series 2042, Class T, 7.000%, 03/15/28	31
10		Series 2055, Class OE, 6.500%, 05/15/13	10
94		Series 2060, Class Z, 6.500%, 05/15/28	108
225		Series 2061, Class DC, IO, 6.500%, 06/15/28	42
18,258		Series 2065, Class PX, IO, 0.750%, 08/17/27	439
565		Series 2075, Class PH, 6.500%, 08/15/28	646
102		Series 2086, Class GB, 6.000%, 09/15/28	111
41		Series 2089, Class PJ, IO, 7.000%, 10/15/28	9
90		Series 2102, Class TC, 6.000%, 12/15/13 (m)	92
60		Series 2102, Class TU, 6.000%, 12/15/13 (m)	61
415		Series 2110, Class PG, 6.000%, 01/15/29	461
444		Series 2111, Class SB, IF, IO, 7.292%, 01/15/29	98
56		Series 2115, Class PE, 6.000%, 01/15/14	57
147		Series 2125, Class JZ, 6.000%, 02/15/29	164
323		Series 2130, Class QS, 6.000%, 03/15/29	362
64		Series 2132, Class SB, HB, IF , 29.631%, 03/15/29	120
96		Series 2132, Class ZL, 6.500%, 03/15/29	104
2		Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
13		Series 2141, Class IO, IO, 7.000%, 04/15/29	3
35		Series 2163, Class PC, IO, 7.500%, 06/15/29	7
75		Series 2178, Class PB, 7.000%, 08/15/29	88
114		Series 2201, Class C, 8.000%, 11/15/29	136
368		Series 2209, Class TC, 8.000%, 01/15/30	435
199		Series 2210, Class Z, 8.000%, 01/15/30	238
76		Series 2224, Class CB, 8.000%, 03/15/30	91
44		Series 2247, Class Z, 7.500%, 08/15/30	52
269		Series 2254, Class Z, 9.000%, 09/15/30	320
209		Series 2256, Class MC, 7.250%, 09/15/30	246
326		Series 2259, Class ZM, 7.000%, 10/15/30	382
367		Series 2271, Class PC, 7.250%, 12/15/30	431
251		Series 2283, Class K, 6.500%, 12/15/23	281
97		Series 2296, Class PD, 7.000%, 03/15/31	113
24		Series 2301, Class PA, 6.000%, 10/15/13	24
1,445		Series 2303, Class ZD, 7.000%, 04/15/31	1,525
801		Series 2303, Class ZN, 8.500%, 04/15/29	856
45		Series 2306, Class K, PO, 05/15/24	41
112		Series 2306, Class SE, IF, IO, 8.810%, 05/15/24	24
306		Series 2344, Class QG, 6.000%, 08/15/16	325
751		Series 2344, Class ZD, 6.500%, 08/15/31	826
88		Series 2344, Class ZJ, 6.500%, 08/15/31	97
52		Series 2345, Class NE, 6.500%, 08/15/31	54
159		Series 2347, Class VP, 6.500%, 03/15/20	159
121		Series 2353, Class TD, 6.000%, 09/15/16	129
126		Series 2355, Class BP, 6.000%, 09/15/16	133
100		Series 2358, Class PD, 6.000%, 09/15/16	106
216		Series 2359, Class PM, 6.000%, 09/15/16	231
319		Series 2359, Class ZB, 8.500%, 06/15/31	376
232		Series 2360, Class PG, 6.000%, 09/15/16	247
63		Series 2363, Class PF, 6.000%, 09/15/16	67
117		Series 2366, Class MD, 6.000%, 10/15/16	125

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,455	Series 2367, Class ZK, 6.000%, 10/15/31	1,647
38	Series 2368, Class AS, HB, IF , 20.389%, 10/15/31	63
82	Series 2368, Class TG, 6.000%, 10/15/16	87
58	Series 2372, Class F, VAR, 0.708%, 10/15/31	58
65	Series 2383, Class FD, VAR, 0.708%, 11/15/31	65
101	Series 2388, Class UZ, 8.500%, 06/15/31	121
540	Series 2391, Class QR, 5.500%, 12/15/16	572
57	Series 2394, Class MC, 6.000%, 12/15/16	61
1,030	Series 2399, Class TH, 6.500%, 01/15/32	1,135
189	Series 2410, Class OE, 6.375%, 02/15/32	207
208	Series 2410, Class QS, IF, 18.959%, 02/15/32	312
130	Series 2410, Class QX, IF, IO, 8.442%, 02/15/32	36
191	Series 2423, Class MC, 7.000%, 03/15/32	225
246	Series 2423, Class MT, 7.000%, 03/15/32	275
153	Series 2425, Class OB, 6.000%, 03/15/17	163
2,943	Series 2431, Class F, VAR, 0.708%, 03/15/32	2,970
441	Series 2433, Class SA, HB, IF , 20.389%, 02/15/32	687
291	Series 2434, Class TC, 7.000%, 04/15/32	333
483	Series 2436, Class MC, 7.000%, 04/15/32	563
163	Series 2444, Class ES, IF, IO, 7.742%, 03/15/32	37
176	Series 2450, Class GZ, 7.000%, 05/15/32	207
184	Series 2450, Class SW, IF, IO, 7.792%, 03/15/32	43
269	Series 2458, Class QE, 5.500%, 06/15/17	285
423	Series 2462, Class NB, 6.500%, 06/15/22	475
822	Series 2464, Class FE, VAR, 1.208%, 03/15/32	842
53	Series 2470, Class SL, IF, 9.000%, 01/15/27	63
176	Series 2474, Class SJ, IF, IO, 7.442%, 07/15/17	14
2,521	Series 2494, Class SX, IF, IO, 6.792%, 02/15/32	482
781	Series 2513, Class ZC, 5.500%, 10/15/32	869
59	Series 2515, Class DE, 4.000%, 03/15/32	59
742	Series 2517, Class Z, 5.500%, 10/15/32	822
480	Series 2533, Class HB, 5.500%, 12/15/17	515
236	Series 2535, Class BK, 5.500%, 12/15/22	261
744	Series 2549, Class ZG, 5.000%, 01/15/18	796
6,065	Series 2552, Class FP, VAR, 1.208%, 01/15/33	6,168
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,564
7,702	Series 2568, Class KG, 5.500%, 02/15/23	8,442
115	Series 2571, Class SK, HB, IF , 33.603%, 09/15/23	221
767	Series 2574, Class HP, 5.000%, 02/15/18	821
761	Series 2586, Class WI, IO, 6.500%, 03/15/33	152
34	Series 2587, Class CO, PO, 03/15/32	34
184	Series 2590, Class IP, IO, 5.500%, 08/15/31	1
921	Series 2591, Class QO, 4.500%, 03/15/18	973
47	Series 2594, Class DJ, 4.250%, 10/15/30	47
11	Series 2597, Class DS, IF, IO, 7.342%, 02/15/33	—	(h)
12	Series 2599, Class DS, IF, IO, 6.792%, 02/15/33	—	(h)
11	Series 2610, Class DS, IF, IO, 6.892%, 03/15/33	—	(h)
2,101	Series 2610, Class DZ, 5.500%, 05/15/33	2,289
240	Series 2611, Class SQ, IF, 12.584%, 05/15/33	287
536	Series 2611, Class UH, 4.500%, 05/15/18	561
1,349	Series 2617, Class GR, 4.500%, 05/15/18	1,437
1,139	Series 2626, Class NS, IF, IO, 6.342%, 06/15/23	83

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,801	Series 2627, Class GY, 4.500%, 06/15/18	1,903
1,086	Series 2631, Class LC, 4.500%, 06/15/18	1,151
147	Series 2631, Class SA, IF, 14.469%, 06/15/33	185
625	Series 2637, Class SA, IF, IO, 5.892%, 06/15/18	64
194	Series 2640, Class UG, IO, 5.000%, 01/15/32	5
392	Series 2640, Class UP, IO, 5.000%, 01/15/32	8
1	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
1,573	Series 2641, Class WI, IO, 5.000%, 01/15/33	126
402	Series 2649, Class IG, IO, 5.000%, 11/15/31	10
731	Series 2650, Class PO, PO, 12/15/32	717
1,239	Series 2650, Class SO, PO, 12/15/32	1,216
273	Series 2671, Class S, IF, 14.377%, 09/15/33	354
778	Series 2672, Class ME, 5.000%, 11/15/22	813
4,466	Series 2675, Class CK, 4.000%, 09/15/18 (m)	4,703
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,571
21	Series 2682, Class YS, IF, 8.682%, 10/15/33	21
6,813	Series 2684, Class PO, PO, 01/15/33	6,740
104	Series 2690, Class SJ, IF, 8.838%, 10/15/33	106
472	Series 2692, Class SC, IF, 12.871%, 07/15/33	557
129	Series 2694, Class BA, 4.000%, 06/15/31	138
11	Series 2695, Class OB, PO, 10/15/33	11
20	Series 2695, Class SX, IF, 16.054%, 10/15/33	20
10	Series 2695, Class WS, IF, 15.917%, 10/15/33	10
972	Series 2702, Class PC, 5.000%, 01/15/23	1,020
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,265
2,044	Series 2715, Class OG, 5.000%, 01/15/23	2,122
2,261	Series 2716, Class UN, 4.500%, 12/15/23	2,461
1,150	Series 2720, Class PC, 5.000%, 12/15/23	1,258
3,221	Series 2722, Class PF, VAR, 0.808%, 12/15/33	3,245
548	Series 2725, Class SC, IF, 8.757%, 11/15/33	620
999	Series 2744, Class TU, 5.500%, 05/15/32	1,061
115	Series 2755, Class PA, PO, 02/15/29	115
181	Series 2755, Class SA, IF, 13.784%, 05/15/30	192
320	Series 2756, Class NA, 5.000%, 02/15/24	353
685	Series 2764, Class OE, 4.500%, 03/15/19	741
2,547	Series 2780, Class BE, 4.500%, 04/15/19	2,693
232	Series 2780, Class JG, 4.500%, 04/15/19	237
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,799
833	Series 2802, Class ZY, 6.000%, 05/15/34	901
113	Series 2812, Class AB, 4.500%, 10/15/18	115
57	Series 2812, Class NO, PO, 10/15/33	57
1,239	Series 2827, Class QE, 5.500%, 03/15/33	1,274
368	Series 2835, Class BO, PO, 12/15/28	360
348	Series 2835, Class QO, PO, 12/15/32	326
37	Series 2863, Class JA, 4.500%, 09/15/19	38
730	Series 2864, Class GB, 4.000%, 09/15/19	775
192	Series 2877, Class KO, PO, 03/15/19	189
786	Series 2921, Class MD, 5.000%, 06/15/33	795
1,049	Series 2922, Class JN, 4.500%, 02/15/20	1,085
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,024
1,922	Series 2934, Class EC, PO, 02/15/20	1,855
73	Series 2934, Class EN, PO, 02/15/18	72
1,999	Series 2934, Class HI, IO, 5.000%, 02/15/20	206
1,337	Series 2934, Class KI, IO, 5.000%, 02/15/20	109
494	Series 2945, Class SA, IF, 11.920%, 03/15/20	606
12,184	Series 2949, Class YZ, 5.500%, 03/15/35	13,785
569	Series 2967, Class JI, IO, 5.000%, 04/15/20	55
208	Series 2967, Class S, HB, IF , 32.681%, 04/15/25	359

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
513	Series 2971, Class GC, 5.000%, 07/15/18	526
1,010	Series 2979, Class BC, 5.000%, 04/15/20	1,096
167	Series 2989, Class PO, PO, 06/15/23	163
419	Series 2990, Class LK, VAR, 0.578%, 10/15/34	421
409	Series 2990, Class SL, HB, IF , 23.731%, 06/15/34	578
134	Series 2990, Class WP, IF, 16.491%, 06/15/35	160
1,468	Series 2994, Class FC, VAR, 0.608%, 02/15/33	1,467
83	Series 2996, Class FD, VAR, 0.458%, 06/15/35	83
312	Series 2999, Class NC, 4.500%, 12/15/18	315
2,507	Series 3013, Class AF, VAR, 0.458%, 05/15/35	2,511
356	Series 3022, Class SX, IF, 16.355%, 08/15/25	487
2,513	Series 3035, Class Z, 5.850%, 09/15/35	2,795
527	Series 3047, Class OB, 5.500%, 12/15/33	547
1,151	Series 3049, Class XF, VAR, 0.558%, 05/15/33	1,156
658	Series 3054, Class MI, IO, 5.500%, 05/15/34	31
1,292	Series 3068, Class QB, 4.500%, 06/15/20	1,340
984	Series 3077, Class TO, PO, 04/15/35	963
71	Series 3100, Class MA, VAR, 0.285%, 12/15/35	70
4,516	Series 3101, Class UZ, 6.000%, 01/15/36	5,088
678	Series 3117, Class EO, PO, 02/15/36	653
962	Series 3117, Class OG, PO, 02/15/36	910
698	Series 3117, Class OK, PO, 02/15/36	681
4,000	Series 3117, Class PL, 5.000%, 08/15/34	4,182
206	Series 3122, Class OH, PO, 03/15/36	190
92	Series 3122, Class ZB, 6.000%, 03/15/36	98
1,442	Series 3130, Class KZ, 5.500%, 12/15/34	1,614
142	Series 3134, Class PO, PO, 03/15/36	135
3,645	Series 3137, Class XP, 6.000%, 04/15/36	4,097
581	Series 3138, Class PO, PO, 04/15/36	558
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,680
2,267	Series 3147, Class PF, VAR, 0.508%, 04/15/36	2,277
140	Series 3149, Class SO, PO, 05/15/36	127
1,107	Series 3151, Class PD, 6.000%, 11/15/34	1,143
895	Series 3151, Class PO, PO, 05/15/36	862
970	Series 3152, Class MO, PO, 03/15/36	907
721	Series 3153, Class EO, PO, 05/15/36	685
1,454	Series 3155, Class CG, 6.000%, 11/15/24	1,471
5,104	Series 3156, Class AZ, 5.500%, 05/15/36	5,668
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,190
699	Series 3171, Class MO, PO, 06/15/36	661
627	Series 3174, Class PX, 5.000%, 06/15/17	666
790	Series 3179, Class OA, PO, 07/15/36	760
252	Series 3184, Class OA, PO, 02/15/33	248
936	Series 3194, Class SA, IF, IO, 6.892%, 07/15/36	128
1,027	Series 3195, Class PD, 6.500%, 07/15/36	1,154
986	Series 3200, Class PO, PO, 08/15/36	963
1,706	Series 3210, Class PO, PO, 05/15/36	1,645
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,165
1,133	Series 3219, Class DI, IO, 6.000%, 04/15/36	160
962	Series 3232, Class ST, IF, IO, 6.492%, 10/15/36	160
1,244	Series 3237, Class AO, PO, 11/15/36	1,156
1,002	Series 3253, Class PO, PO, 12/15/21	961
581	Series 3260, Class CS, IF, IO, 5.932%, 01/15/37	90
771	Series 3262, Class SG, IF, IO, 6.192%, 01/15/37	123
615	Series 3274, Class JO, PO, 02/15/37	591
548	Series 3274, Class MO, PO, 02/15/37	526
336	Series 3275, Class FL, VAR, 0.648%, 02/15/37	338
3,500	Series 3282, Class YD, 5.500%, 02/15/22	4,049
227	Series 3288, Class GS, IF, 0.980%, 03/15/37	230
1,956	Series 3290, Class SB, IF, IO, 6.242%, 03/15/37	309
464	Series 3305, Class MB, IF, 2.688%, 07/15/34	484
569	Series 3316, Class JO, PO, 05/15/37	547
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,772

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,646
2,766	Series 3344, Class FT, VAR, 0.558%, 07/15/34	2,777
338	Series 3371, Class FA, VAR, 0.808%, 09/15/37	341
918	Series 3373, Class TO, PO, 04/15/37	898
2,070	Series 3385, Class SN, IF, IO, 5.792%, 11/15/37	218
1,456	Series 3387, Class SA, IF, IO, 6.212%, 11/15/37	221
846	Series 3389, Class DQ, 5.750%, 10/15/35	891
686	Series 3393, Class JO, PO, 09/15/32	614
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,227
1,747	Series 3404, Class SC, IF, IO, 5.792%, 01/15/38	234
3,877	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	28
854	Series 3422, Class LI, IO, 5.000%, 02/15/23	69
1,420	Series 3451, Class SA, IF, IO, 5.842%, 05/15/38	171
1,684	Series 3461, Class LZ, 6.000%, 06/15/38	1,873
2,173	Series 3481, Class SJ, IF, IO, 5.642%, 08/15/38	320
1,741	Series 3505, Class SA, IF, IO, 5.792%, 01/15/39	249
1,251	Series 3511, Class IO, IO, 5.000%, 12/15/21	106
886	Series 3511, Class SA, IF, IO, 5.792%, 02/15/39	128
1,687	Series 3515, Class PI, IO, 5.500%, 07/15/37	123
2,954	Series 3531, Class SA, IF, IO, 6.092%, 05/15/39	396
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	401
222	Series 3546, Class A, VAR, 3.228%, 02/15/39	237
1,331	Series 3549, Class FA, VAR, 1.408%, 07/15/39	1,354
1,598	Series 3564, Class JA, 4.000%, 01/15/18	1,681
2,531	Series 3572, Class JS, IF, IO, 6.592%, 09/15/39	438
1,057	Series 3604, Class PO, PO, 05/15/36	975
1,437	Series 3607, Class AO, PO, 04/15/36	1,367
1,437	Series 3607, Class BO, PO, 04/15/36	1,367
816	Series 3607, Class EO, PO, 02/15/33	805
2,009	Series 3607, Class PO, PO, 05/15/37	1,958
1,513	Series 3611, Class PO, PO, 07/15/34	1,432
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,885
1,283	Series 3621, Class BO, PO, 01/15/40	1,240
1,376	Series 3621, Class PO, PO, 01/15/40	1,284
1,754	Series 3623, Class LO, PO, 01/15/40	1,690
1,343	Series 3632, Class BS, IF, 16.807%, 02/15/40	2,009
3,077	Series 3653, Class HJ, 5.000%, 04/15/40	3,333
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,988
2,554	Series 3666, Class VA, 5.500%, 12/15/22	2,717
6,547	Series 3680, Class MA, 4.500%, 07/15/39	7,334
1,528	Series 3688, Class CU, VAR, 6.783%, 11/15/21	1,642
3,836	Series 3688, Class GT, VAR, 7.164%, 11/15/46	4,705
6,578	Series 3688, Class NI, IO, 5.000%, 04/15/32	800
9,327	Series 3704, Class CT, 7.000%, 12/15/36	11,297
6,022	Series 3704, Class DT, 7.500%, 11/15/36	7,002
4,910	Series 3704, Class ET, 7.500%, 12/15/36	6,015
16,897	Series 3710, Class FL, VAR, 0.708%, 05/15/36	17,130
7,422	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,152
3,083	Series 3720, Class A, 4.500%, 09/15/25	3,322
5,787	Series 3739, Class LI, IO, 4.000%, 03/15/34	294
4,348	Series 3740, Class SC, IF, IO, 5.792%, 10/15/40	1,079
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,674
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,689
6,563	Series 3759, Class HI, IO, 4.000%, 08/15/37	438
4,539	Series 3760, Class GI, IO, 4.000%, 10/15/37	312
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,844
4,175	Series 3795, Class EI, IO, 5.000%, 10/15/39	629
5,478	Series 3804, Class FN, VAR, 0.658%, 03/15/39	5,506

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,552	Series 3819, Class ZQ, 6.000%, 04/15/36	12,331
565	Series 3852, Class QN, IF, 5.500%, 05/15/41	613
912	Series 3852, Class TP, IF, 5.500%, 05/15/41	961
6,558	Series 3855, Class HJ, 3.000%, 02/15/26	6,775
2,155	Series 3860, Class PZ, 5.000%, 05/15/41	2,492
2,051	Series 3895, Class WA, VAR, 5.696%, 10/15/38	2,259
1,912	Series 3898, Class AF, VAR, 0.778%, 06/15/41	1,925
5,000	Series 3920, Class LP, 5.000%, 01/15/34	5,634
5,537	Series 3925, Class FL, VAR, 0.658%, 01/15/41	5,573
3,841	Series 3960, Class JF, VAR, 0.658%, 04/15/41	3,867
4,667	Series 3966, Class BF, VAR, 0.708%, 10/15/40	4,699
6,526	Series 3966, Class NA, 4.000%, 12/15/41	7,096
2,815	Series 3997, Class PF, VAR, 0.658%, 11/15/39	2,830
4,398	Series 3998, Class GF, VAR, 0.658%, 05/15/36	4,419
4,733	Series 4001, Class NF, VAR, 0.708%, 01/15/39	4,758
4,794	Series 4012, Class FN, VAR, 0.708%, 03/15/42	4,837
2,053	Series 4012, Class NF, VAR, 0.658%, 12/15/38	2,063
6,805	Series 4013, Class QF, VAR, 0.758%, 03/15/41	6,847
4,785	Series 4048, Class FB, VAR, 0.608%, 10/15/41	4,809
7,132	Series 4048, Class FJ, VAR, 0.612%, 07/15/37	7,165
7,912	Series 4077, Class FB, VAR, 0.708%, 07/15/42	7,973
4,904	Series 4087, Class FA, VAR, 0.658%, 05/15/39	4,925
4,967	Series 4095, Class FB, VAR, 0.608%, 04/15/39	4,986
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
11	Series 134, Class B, IO, 9.000%, 04/01/22	2
1,985	Series 191, Class IO, IO, 8.000%, 01/01/28	382
1,253	Series 197, Class PO, PO, 04/01/28	1,159
1,981	Series 233, Class 11, IO, 5.000%, 09/15/35	232
1,119	Series 233, Class 12, IO, 5.000%, 09/15/35	135
2,677	Series 233, Class 13, IO, 5.000%, 09/15/35	323
5,095	Series 239, Class S30, IF, IO, 7.492%, 08/15/36	739
915	Series 243, Class 16, IO, 4.500%, 11/15/20	76
1,497	Series 243, Class 17, IO, 4.500%, 12/15/20	126
34,246	Series 262, Class 35, 3.500%, 07/15/42 (m)	37,046
14,869	Series 264, Class F1, VAR, 0.758%, 07/15/42	14,918
24,749	Series 267, Class F5, VAR, 0.708%, 08/15/42	24,880
4,979	Series 270, Class F1, VAR, 0.708%, 08/15/42	5,022
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
418	Series T-41, Class 3A, VAR, 6.804%, 07/25/32 (m)	483
1,486	Series T-42, Class A5, 7.500%, 02/25/42	1,772
91	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	103
107	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	128
2,407	Series T-54, Class 2A, 6.500%, 02/25/43	2,865
1,194	Series T-54, Class 3A, 7.000%, 02/25/43	1,434
2,196	Series T-56, Class A5, 5.231%, 05/25/43	2,462
221	Series T-58, Class APO, PO, 09/25/43	207
213	Series T-59, Class 1AP, PO, 10/25/43	183
3,062	Series T-62, Class 1A1, VAR, 1.360%, 10/25/44	3,074
5,923	Series T-76, Class 2A, VAR, 3.445%, 10/25/37	6,043
8,000	Federal National Mortgage Association, 0.000%, 01/25/53	8,820
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,592
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,829

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,900
9,480		Series 2011-M2, Class A3, 3.764%, 07/25/21	10,709
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,672
9,754		Series 2012-M11, Class FA, VAR, 0.712%, 08/25/19	9,842
5,051		Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	5,185
4,800		Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,952
		Federal National Mortgage Association Grantor Trust,
38		Series 2001-T10, Class PO, PO, 12/25/41	36
895		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,051
1,044		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,183
332		Series 2002-T16, Class A2, 7.000%, 07/25/42	392
603		Series 2002-T19, Class A2, 7.000%, 07/25/42	730
426		Series 2002-T4, Class A2, 7.000%, 12/25/41	482
1,150		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,334
896		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,018
709		Series 2004-T3, Class PT1, VAR, 8.290%, 01/25/44	819
		Federal National Mortgage Association REMIC Trust,
1,727		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,988
7,869		Series 2002-W10, Class IO, IO, VAR, 0.983%, 08/25/42	247
522		Series 2003-W1, Class 1A1, VAR, 6.189%, 12/25/42	606
305		Series 2003-W1, Class 2A, VAR, 6.965%, 12/25/42	359
477		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	490
103		Series 2003-W4, Class 2A, VAR, 6.468%, 10/25/42	116
1,195		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,472
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,553
698		Series 2006-W3, Class 1AF1, VAR, 0.448%, 10/25/46	696
817		Series 2006-W3, Class 2A, 6.000%, 09/25/46	919
2,470		Series 2007-W2, Class 1A1, VAR, 0.528%, 03/25/37	2,479
1,366		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,502
250		Series 2007-W7, Class 1A4, HB, IF , 37.935%, 07/25/37	434
5,344		Series 2009-W1, Class A, 6.000%, 12/25/49	6,126
		Federal National Mortgage Association REMICS,
48		Series 1988-7, Class Z, 9.250%, 04/25/18	53
4		Series 1988-11, Class D, PO, 05/25/18	3
276		Series 1988-21, Class G, 9.500%, 08/25/18	317
2		Series 1988-29, Class B, 9.500%, 12/25/18	3
3		Series 1989-21, Class G, 10.450%, 04/25/19	4
14		Series 1989-27, Class Y, 6.900%, 06/25/19	15
12		Series 1989-70, Class G, 8.000%, 10/25/19	14
6		Series 1989-78, Class H, 9.400%, 11/25/19	6
5		Series 1989-89, Class H, 9.000%, 11/25/19	5
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
33		Series 1990-102, Class J, 6.500%, 08/25/20	36
5		Series 1990-134, Class SC, HB, IF , 21.272%, 11/25/20	8
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
210		Series 1991-44, Class G, 8.500%, 05/25/21	237
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6	Series 1992-101, Class J, 7.500%, 06/25/22	7
190	Series 1992-188, Class PZ, 7.500%, 10/25/22	218
213	Series 1993-25, Class J, 7.500%, 03/25/23	246
97	Series 1993-27, Class S, IF, 9.423%, 02/25/23	123
41	Series 1993-31, Class K, 7.500%, 03/25/23	48
418	Series 1993-54, Class Z, 7.000%, 04/25/23	476
22	Series 1993-62, Class SA, IF, 18.111%, 04/25/23	31
22	Series 1993-97, Class FA, VAR, 1.469%, 05/25/23	22
4	Series 1993-108, Class D, PO, 02/25/23	4
53	Series 1993-162, Class F, VAR, 1.169%, 08/25/23	54
8	Series 1993-165, Class SD, IF, 12.654%, 09/25/23	11
80	Series 1993-179, Class SB, HB, IF , 25.209%, 10/25/23	127
34	Series 1993-220, Class SG, IF, 15.563%, 11/25/13	36
10	Series 1993-225, Class SG, HB, IF , 26.596%, 12/25/13	11
16	Series 1993-228, Class G, PO, 09/25/23	15
13	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	14
197	Series 1993-250, Class Z, 7.000%, 12/25/23	206
10	Series 1993-257, Class C, PO, 06/25/23	10
1,118	Series 1994-26, Class J, PO, 01/25/24	1,019
125	Series 1994-37, Class L, 6.500%, 03/25/24	144
33	Series 1995-2, Class Z, 8.500%, 01/25/25	38
262	Series 1996-14, Class SE, IF, IO, 8.940%, 08/25/23	57
13	Series 1996-59, Class J, 6.500%, 08/25/22	14
90	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
25	Series 1997-24, Class Z, 8.000%, 04/18/27	29
24	Series 1997-27, Class J, 7.500%, 04/18/27	27
466	Series 1997-46, Class Z, 7.500%, 06/17/27	544
21	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
1,186	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,364
30	Series 1998-36, Class J, 6.000%, 07/18/28	31
297	Series 1998-36, Class ZB, 6.000%, 07/18/28	330
162	Series 1998-43, Class SA, IF, IO, 19.430%, 04/25/23	73
134	Series 1999-57, Class Z, 7.500%, 12/25/19	151
143	Series 1999-62, Class PB, 7.500%, 12/18/29	167
491	Series 2000-18, Class EC, PO, 10/25/23	448
21	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
1,067	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,222
17	Series 2001-5, Class OW, 6.000%, 03/25/16	17
109	Series 2001-7, Class PF, 7.000%, 03/25/31	128
175	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	37
222	Series 2001-36, Class DE, 7.000%, 08/25/31	261
639	Series 2001-38, Class FB, VAR, 0.708%, 08/25/31	642
120	Series 2001-44, Class PD, 7.000%, 09/25/31	141
228	Series 2001-44, Class PU, 7.000%, 09/25/31	268
323	Series 2001-49, Class LZ, 8.500%, 07/25/31	387
85	Series 2001-52, Class XN, 6.500%, 11/25/15	89
803	Series 2001-53, Class FX, VAR, 0.557%, 10/25/31	803
606	Series 2001-61, Class Z, 7.000%, 11/25/31	712
200	Series 2001-71, Class QE, 6.000%, 12/25/16	213
117	Series 2001-72, Class SX, IF, 16.983%, 12/25/31	162
107	Series 2001-74, Class MB, 6.000%, 12/25/16	114
130	Series 2002-1, Class HC, 6.500%, 02/25/22	145

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
72	Series 2002-1, Class SA, HB, IF , 24.513%, 02/25/32	115
124	Series 2002-1, Class UD, HB, IF , 23.734%, 12/25/23	191
199	Series 2002-3, Class PG, 5.500%, 02/25/17	209
475	Series 2002-7, Class FD, VAR, 0.907%, 04/25/29	481
83	Series 2002-9, Class ST, IF, 18.822%, 03/25/17	100
580	Series 2002-11, Class QG, 5.500%, 03/25/17	612
747	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	45
46	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	55
394	Series 2002-18, Class PC, 5.500%, 04/25/17	401
199	Series 2002-19, Class PE, 6.000%, 04/25/17	211
1,263	Series 2002-30, Class Z, 6.000%, 05/25/32	1,426
77	Series 2002-37, Class Z, 6.500%, 06/25/32	85
1,571	Series 2002-42, Class C, 6.000%, 07/25/17	1,683
2,682	Series 2002-50, Class ZA, 6.000%, 05/25/31	3,025
421	Series 2002-55, Class QE, 5.500%, 09/25/17	448
1,296	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	1,383
1,590	Series 2002-60, Class FA, VAR, 0.957%, 02/25/31	1,612
1,590	Series 2002-60, Class FB, VAR, 0.957%, 02/25/31	1,612
595	Series 2002-62, Class ZE, 5.500%, 11/25/17	637
239	Series 2002-63, Class KC, 5.000%, 10/25/17	254
266	Series 2002-63, Class LB, 5.500%, 10/25/17	284
867	Series 2002-71, Class KM, 5.000%, 11/25/17	924
221	Series 2002-77, Class S, IF, 14.103%, 12/25/32	282
322	Series 2002-81, Class JO, PO, 04/25/32	320
3	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
504	Series 2002-95, Class XD, 5.000%, 01/25/18	546
3,817	Series 2003-2, Class F, VAR, 0.957%, 02/25/33	3,861
541	Series 2003-7, Class A1, 6.500%, 12/25/42	630
1,814	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	287
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,167
1,260	Series 2003-26, Class XS, IF, IO, 6.842%, 03/25/23	152
28	Series 2003-27, Class DW, 4.500%, 04/25/17	28
2,593	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	527
129	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	25
2,279	Series 2003-41, Class PE, 5.500%, 05/25/23	2,516
2,626	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	563
225	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	10
88	Series 2003-52, Class SX, HB, IF , 22.327%, 10/25/31	142
506	Series 2003-55, Class CD, 5.000%, 06/25/23	555
87	Series 2003-68, Class QP, 3.000%, 07/25/22	88
1,446	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	86
1,291	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	182
24	Series 2003-73, Class GA, 3.500%, 05/25/31	24
67	Series 2003-74, Class SH, IF, 9.797%, 08/25/33	74
973	Series 2003-76, Class SH, IF, 13.785%, 09/25/31	1,137
5	Series 2003-79, Class NM, 4.000%, 05/25/22	5
1,144	Series 2003-80, Class SY, IF, IO, 7.442%, 06/25/23	138
827	Series 2003-81, Class LC, 4.500%, 09/25/18	883
1,665	Series 2003-83, Class PG, 5.000%, 06/25/23	1,778
1,223	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,355

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
852	Series 2003-88, Class TH, 4.500%, 09/25/18	903
214	Series 2003-91, Class SD, IF, 12.154%, 09/25/33	258
4,134	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,678
118	Series 2003-106, Class PO, PO, 08/25/17	113
2,888	Series 2003-106, Class WE, 4.500%, 11/25/22	2,981
1,241	Series 2003-116, Class SB, IF, IO, 7.392%, 11/25/33	265
1,452	Series 2003-117, Class JB, 3.500%, 06/25/33	1,529
2,765	Series 2003-120, Class BL, 3.500%, 12/25/18	2,918
651	Series 2003-122, Class TE, 5.000%, 12/25/22	681
94	Series 2003-128, Class KE, 4.500%, 01/25/14	96
302	Series 2003-130, Class SX, IF, 11.209%, 01/25/34	356
230	Series 2003-131, Class SK, IF, 15.785%, 01/25/34	310
211	Series 2003-132, Class OA, PO, 08/25/33	203
600	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	78
1,101	Series 2004-4, Class QI, IF, IO, 6.892%, 06/25/33	201
275	Series 2004-4, Class QM, IF, 13.785%, 06/25/33	348
625	Series 2004-10, Class SC, HB, IF , 27.770%, 02/25/34	891
887	Series 2004-17, Class H, 5.500%, 04/25/34	1,041
65	Series 2004-21, Class CO, PO, 04/25/34	65
62	Series 2004-22, Class A, 4.000%, 04/25/19	62
48	Series 2004-25, Class PB, 5.500%, 05/25/32	48
777	Series 2004-25, Class PC, 5.500%, 01/25/34	848
718	Series 2004-25, Class SA, IF, 18.954%, 04/25/34	1,056
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,462
2,539	Series 2004-28, Class PF, VAR, 0.608%, 03/25/34	2,550
63	Series 2004-36, Class PB, 5.500%, 05/25/32	63
674	Series 2004-36, Class SA, IF, 18.954%, 05/25/34	994
211	Series 2004-36, Class SN, IF, 13.785%, 07/25/33	258
1,017	Series 2004-46, Class EP, PO, 03/25/34	976
260	Series 2004-46, Class HS, IF, IO, 5.793%, 05/25/30	3
361	Series 2004-46, Class QB, HB, IF , 23.170%, 05/25/34	522
277	Series 2004-46, Class SK, IF, 15.929%, 05/25/34	359
4,761	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,575
129	Series 2004-51, Class SY, IF, 13.825%, 07/25/34	172
924	Series 2004-53, Class NC, 5.500%, 07/25/24	1,020
467	Series 2004-59, Class BG, PO, 12/25/32	438
5,179	Series 2004-61, Class FH, VAR, 1.007%, 11/25/32	5,253
207	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	237
1,237	Series 2004-87, Class F, VAR, 0.957%, 01/25/34	1,248
28	Series 2004-92, Class JO, PO, 12/25/34	28
2,033	Series 2005-7, Class LO, PO, 02/25/35	1,834
444	Series 2005-13, Class FL, VAR, 0.608%, 03/25/35	447
89	Series 2005-14, Class BA, 4.500%, 04/25/19	90
303	Series 2005-15, Class MO, PO, 03/25/35	291
4,662	Series 2005-47, Class AK, 5.000%, 06/25/20	4,989
208	Series 2005-52, Class PA, 6.500%, 06/25/35	225
1,592	Series 2005-56, Class S, IF, IO, 6.503%, 07/25/35	268
1,689	Series 2005-57, Class EG, VAR, 0.507%, 03/25/35	1,691
210	Series 2005-58, Class PO, PO, 07/25/35	206
418	Series 2005-66, Class SG, IF, 16.856%, 07/25/35	609
2,802	Series 2005-66, Class SV, IF, IO, 6.542%, 07/25/35	448
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,356
737	Series 2005-68, Class BC, 5.250%, 06/25/35	815

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,600	Series 2005-68, Class PG, 5.500%, 08/25/35	1,810
54	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	—	(h)
361	Series 2005-73, Class PS, IF, 16.181%, 08/25/35	490
1,384	Series 2005-74, Class SK, IF, 19.559%, 05/25/35	2,002
1,236	Series 2005-84, Class XM, 5.750%, 10/25/35	1,392
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,234
508	Series 2005-90, Class AO, PO, 10/25/35	474
1,546	Series 2005-90, Class ES, IF, 16.356%, 10/25/35	2,071
1,063	Series 2005-90, Class PO, PO, 09/25/35	996
4,189	Series 2005-92, Class UF, VAR, 0.557%, 10/25/25	4,199
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,669
647	Series 2005-103, Class SC, IF, 10.888%, 07/25/35	829
1,085	Series 2005-106, Class US, HB, IF , 23.806%, 11/25/35	1,663
327	Series 2005-109, Class PB, 6.000%, 01/25/34	331
1,082	Series 2005-110, Class GJ, 5.500%, 11/25/30	1,093
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	2,942
472	Series 2005-110, Class MJ, 5.500%, 01/25/33	479
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,658
677	Series 2005-116, Class PB, 6.000%, 04/25/34	730
2,823	Series 2005-118, Class PN, 6.000%, 01/25/32	2,892
23	Series 2005-123, Class FG, VAR, 0.658%, 07/25/34	23
6,404	Series 2006-8, Class WN, IF, IO, 6.492%, 03/25/36	1,323
1,747	Series 2006-8, Class WQ, PO, 03/25/36	1,620
299	Series 2006-15, Class OT, PO, 01/25/36	284
787	Series 2006-16, Class FC, VAR, 0.507%, 03/25/36	791
2,172	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,421
523	Series 2006-23, Class KO, PO, 04/25/36	493
1,493	Series 2006-27, Class OH, PO, 04/25/36	1,375
1,204	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,352
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,617
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,258
460	Series 2006-42, Class CF, VAR, 0.658%, 06/25/36	463
565	Series 2006-44, Class FP, VAR, 0.608%, 06/25/36	569
1,196	Series 2006-44, Class GO, PO, 06/25/36	1,129
2,909	Series 2006-44, Class P, PO, 12/25/33	2,781
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,918
678	Series 2006-50, Class JO, PO, 06/25/36	640
1,028	Series 2006-50, Class PS, PO, 06/25/36	973
1,921	Series 2006-53, Class US, IF, IO, 6.373%, 06/25/36	274
1,248	Series 2006-56, Class FC, VAR, 0.497%, 07/25/36	1,252
1,535	Series 2006-56, Class FT, VAR, 0.957%, 07/25/36	1,516
514	Series 2006-58, Class AP, PO, 07/25/36	486
560	Series 2006-58, Class FL, VAR, 0.668%, 07/25/36	566
1,187	Series 2006-58, Class PO, PO, 07/25/36	1,121
1,428	Series 2006-59, Class QO, PO, 01/25/33	1,404
681	Series 2006-60, Class DO, PO, 04/25/35	646
1,516	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,761
492	Series 2006-65, Class QO, PO, 07/25/36	464
830	Series 2006-72, Class GO, PO, 08/25/36	770
496	Series 2006-72, Class HO, PO, 08/25/26	478
781	Series 2006-72, Class TO, PO, 08/25/36	740
5,208	Series 2006-77, Class PC, 6.500%, 08/25/36	5,979
2,003	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,361
768	Series 2006-79, Class DO, PO, 08/25/36	722
845	Series 2006-86, Class OB, PO, 09/25/36	824
780	Series 2006-90, Class AO, PO, 09/25/36	686
4,829	Series 2006-94, Class GI, IF, IO, 6.442%, 10/25/26	736
202	Series 2006-94, Class GK, HB, IF , 32.213%, 10/25/26	353
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,046

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,447
737	Series 2006-110, Class PO, PO, 11/25/36	709
324	Series 2006-111, Class EO, PO, 11/25/36	313
938	Series 2006-113, Class PO, PO, 07/25/36	885
1,007	Series 2006-115, Class OK, PO, 12/25/36	983
1,710	Series 2006-117, Class GS, IF, IO, 6.442%, 12/25/36	255
576	Series 2006-118, Class A2, VAR, 0.268%, 12/25/36	550
604	Series 2006-119, Class PO, PO, 12/25/36	574
1,628	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	339
1,587	Series 2006-120, Class PF, VAR, 0.457%, 12/25/36	1,590
1,610	Series 2006-126, Class AO, PO, 01/25/37	1,513
1,747	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	297
290	Series 2007-1, Class SD, HB, IF , 37.755%, 02/25/37	416
1,055	Series 2007-7, Class SG, IF, IO, 6.293%, 08/25/36	174
4,139	Series 2007-14, Class ES, IF, IO, 6.233%, 03/25/37	659
886	Series 2007-14, Class OP, PO, 03/25/37	844
341	Series 2007-15, Class NO, PO, 03/25/22	323
1,228	Series 2007-16, Class FC, VAR, 0.957%, 03/25/37	1,224
2,248	Series 2007-16, Class FM, VAR, 0.438%, 03/25/37	2,253
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,623
1,817	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,172
1,237	Series 2007-22, Class SC, IF, IO, 5.873%, 03/25/37	177
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,552
211	Series 2007-39, Class EF, VAR, 0.457%, 05/25/37	211
396	Series 2007-43, Class FL, VAR, 0.507%, 05/25/37	397
1,554	Series 2007-54, Class FA, VAR, 0.608%, 06/25/37	1,566
3,055	Series 2007-54, Class PF, VAR, 0.428%, 06/25/37	3,060
3,277	Series 2007-54, Class WI, IF, IO, 5.893%, 06/25/37	478
1,928	Series 2007-60, Class AX, IF, IO, 6.942%, 07/25/37	389
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,573
3,870	Series 2007-63, Class PC, 5.500%, 07/25/36	4,072
1,383	Series 2007-64, Class FB, VAR, 0.578%, 07/25/37	1,388
3,481	Series 2007-65, Class KI, IF, IO, 6.413%, 07/25/37	475
8,436	Series 2007-72, Class EK, IF, IO, 6.193%, 07/25/37	1,238
989	Series 2007-75, Class EO, PO, 01/25/36	983
2,752	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,254
1,708	Series 2007-77, Class FG, VAR, 0.708%, 03/25/37	1,725
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,616
226	Series 2007-79, Class SB, HB, IF , 23.256%, 08/25/37	315
728	Series 2007-88, Class VI, IF, IO, 6.333%, 09/25/37	137
2,176	Series 2007-91, Class ES, IF, IO, 6.253%, 10/25/37	411
159	Series 2007-98, Class VA, 6.000%, 11/25/17	159
3,677	Series 2007-100, Class SM, IF, IO, 6.243%, 10/25/37	597
3,704	Series 2007-101, Class A2, VAR, 0.457%, 06/27/36	3,690
555	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	619
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,086
4,887	Series 2007-112, Class SA, IF, IO, 6.243%, 12/25/37	882
8,000	Series 2007-114, Class A6, VAR, 0.407%, 10/27/37	7,957
3,900	Series 2007-116, Class HI, IO, VAR, 2.276%, 01/25/38	284
155	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	12
3,069	Series 2008-1, Class BI, IF, IO, 5.703%, 02/25/38	399

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,236	Series 2008-10, Class XI, IF, IO, 6.023%, 03/25/38	205
772	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	45
2,501	Series 2008-16, Class IS, IF, IO, 5.992%, 03/25/38	387
1,445	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	121
2,077	Series 2008-20, Class SA, IF, IO, 6.783%, 03/25/38	376
3,956	Series 2008-24, Class PF, VAR, 0.857%, 02/25/38	4,011
822	Series 2008-27, Class SN, IF, IO, 6.693%, 04/25/38	145
999	Series 2008-32, Class SA, IF, IO, 6.643%, 04/25/38	131
2,975	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	31
1,990	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	104
222	Series 2008-44, Class PO, PO, 05/25/38	213
1,780	Series 2008-47, Class SI, IF, IO, 6.293%, 06/25/23	215
5,493	Series 2008-51, Class BC, 4.500%, 06/25/23	5,817
1,162	Series 2008-53, Class CI, IF, IO, 6.992%, 07/25/38	215
45	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	—	(h)
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,171
1,327	Series 2008-76, Class GF, VAR, 0.857%, 09/25/23	1,343
3,526	Series 2008-77, Class DG, 5.000%, 09/25/23	3,863
441	Series 2008-80, Class GP, 6.250%, 09/25/38	491
2,026	Series 2008-80, Class SA, IF, IO, 5.642%, 09/25/38	280
951	Series 2008-81, Class SB, IF, IO, 5.642%, 09/25/38	150
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,312
478	Series 2009-4, Class BD, 4.500%, 02/25/39	517
983	Series 2009-6, Class GS, IF, IO, 6.343%, 02/25/39	171
2,024	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	199
1,604	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	127
340	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	8
762	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	21
3,130	Series 2009-17, Class QS, IF, IO, 6.442%, 03/25/39	435
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	697
600	Series 2009-47, Class MT, 7.000%, 07/25/39	668
2,545	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	321
8,297	Series 2009-60, Class HT, 6.000%, 08/25/39	9,546
1,657	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,814
377	Series 2009-63, Class P, 5.000%, 03/25/37	420
705	Series 2009-69, Class PO, PO, 09/25/39	682
429	Series 2009-79, Class UA, 7.000%, 03/25/38	491
2,568	Series 2009-84, Class WS, IF, IO, 5.693%, 10/25/39	301
2,394	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	341
2,797	Series 2009-86, Class OT, PO, 10/25/37	2,580
4,653	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	200
1,493	Series 2009-92, Class AD, 6.000%, 11/25/39	1,696
1,433	Series 2009-99, Class SC, IF, IO, 5.973%, 12/25/39	158
1,374	Series 2009-99, Class WA, VAR, 6.312%, 12/25/39	1,558
4,743	Series 2009-103, Class MB, VAR, 3.247%, 12/25/39	5,097
2,839	Series 2009-112, Class ST, IF, IO, 6.042%, 01/25/40	367
1,744	Series 2009-113, Class FB, VAR, 0.758%, 01/25/40	1,765
5,081	Series 2009-113, Class LB, VAR, 7.574%, 01/25/40	6,135
4,364	Series 2010-1, Class WA, VAR, 6.160%, 02/25/40 (m)	4,824
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,955
2,596	Series 2010-16, Class WA, VAR, 6.450%, 03/25/40	2,982

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,176	Series 2010-16, Class WB, VAR, 6.201%, 03/25/40	5,933
2,374	Series 2010-23, Class KS, IF, IO, 6.892%, 02/25/40	330
3,104	Series 2010-35, Class SB, IF, IO, 6.212%, 04/25/40	434
952	Series 2010-39, Class OT, PO, 10/25/35	888
2,020	Series 2010-40, Class FJ, VAR, 0.808%, 04/25/40	2,041
1,621	Series 2010-42, Class S, IF, IO, 6.193%, 05/25/40	210
2,442	Series 2010-43, Class FD, VAR, 0.808%, 05/25/40	2,472
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,120
2,026	Series 2010-47, Class AV, 5.000%, 05/25/21	2,177
2,130	Series 2010-49, Class SC, IF, 12.245%, 03/25/40	2,728
1,292	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,470
8,100	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	9,029
6,785	Series 2010-68, Class SA, IF, IO, 4.793%, 07/25/40	1,214
1,695	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,892
8,211	Series 2010-103, Class SB, IF, IO, 5.893%, 11/25/49	991
10,334	Series 2010-111, Class AE, 5.500%, 04/25/38	11,308
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,436
6,646	Series 2010-111, Class WA, VAR, 6.026%, 10/25/40	7,718
939	Series 2010-123, Class FL, VAR, 0.637%, 11/25/40	944
6,476	Series 2010-125, Class SA, IF, IO, 4.232%, 11/25/40	776
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,074
4,739	Series 2010-133, Class A, 5.500%, 05/25/38	5,132
2,648	Series 2010-141, Class FA, VAR, 0.708%, 12/25/40	2,667
3,046	Series 2010-148, Class MA, 4.000%, 02/25/39	3,168
1,840	Series 2011-2, Class WA, VAR, 5.764%, 02/25/51	2,001
1,816	Series 2011-18, Class VN, 4.000%, 10/25/25	1,994
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	2,021
9,639	Series 2011-21, Class CV, 4.500%, 09/25/26	10,662
6,849	Series 2011-30, Class LS, IO, VAR, 4.478%, 04/25/41	517
7,265	Series 2011-39, Class ZA, 6.000%, 11/25/32	8,153
2,065	Series 2011-43, Class WA, VAR, 5.862%, 05/25/51	2,254
3,257	Series 2011-47, Class ZA, 5.500%, 07/25/38	3,702
3,571	Series 2011-56, Class VA, 5.000%, 09/25/40	3,973
5,275	Series 2011-58, Class WA, VAR, 5.409%, 07/25/51	5,460
953	Series 2011-75, Class FA, VAR, 0.758%, 08/25/41	962
4,755	Series 2011-118, Class LB, 7.000%, 11/25/41	5,635
8,805	Series 2011-118, Class MT, 7.000%, 11/25/41	10,851
9,505	Series 2011-118, Class NT, 7.000%, 11/25/41	11,092
8,553	Series 2011-124, Class JF, VAR, 0.608%, 02/25/41	8,594
2,483	Series 2011-149, Class EF, VAR, 0.708%, 07/25/41	2,500
3,636	Series 2011-149, Class MF, VAR, 0.708%, 11/25/41	3,661
3,410	Series 2012-3, Class PF, VAR, 0.608%, 04/25/40	3,426
2,775	Series 2012-14, Class FB, VAR, 0.658%, 08/25/37	2,788
6,431	Series 2012-14, Class FL, VAR, 0.658%, 12/25/40	6,476
7,878	Series 2012-21, Class WA, VAR, 5.628%, 03/25/52	8,410
18,384	Series 2012-47, Class HF, VAR, 0.608%, 05/25/27	18,530
4,411	Series 2012-58, Class FA, VAR, 0.708%, 03/25/39	4,440
9,624	Series 2012-66, Class HF, VAR, 0.507%, 03/25/41	9,635
3,529	Series 2012-72, Class QF, VAR, 0.658%, 01/25/38	3,546
1,957	Series 2012-87, Class KF, VAR, 0.658%, 09/25/37	1,966

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
15,267		Series 2012-89, Class FD, VAR, 0.658%, 04/25/39	15,345
3,287		Series 2012-97, Class FB, VAR, 0.708%, 09/25/42	3,311
19,883		Series 2012-101, Class FC, VAR, 0.708%, 09/25/42	20,041
6,000		Series 2012-137, Class CF, VAR, 0.540%, 08/25/41	5,996
83		Series G92-7, Class JQ, 8.500%, 01/25/22	95
14		Series G92-12, Class B, 7.700%, 02/25/22	16
22		Series G92-14, Class Z, 7.000%, 02/25/22	24
–	(h)	Series G92-27, Class SQ, HB, IF , 1,777.270%, 05/25/22	14
18		Series G92-42, Class Z, 7.000%, 07/25/22	20
425		Series G92-44, Class ZQ, 8.000%, 07/25/22	473
87		Series G92-54, Class ZQ, 7.500%, 09/25/22	98
162		Series G92-61, Class Z, 7.000%, 10/25/22	190
17		Series G92-62, Class B, PO, 10/25/22	16
109		Series G93-1, Class KA, 7.900%, 01/25/23	126
72		Series G93-17, Class SI, IF, 6.000%, 04/25/23	79
587		Series G94-7, Class PJ, 7.500%, 05/17/24	691
99		Series G97-2, Class ZA, 8.500%, 02/17/27	115
		Federal National Mortgage Association STRIPS,
7		Series 23, Class 2, IO, 10.000%, 09/01/17	1
5		Series 59, Class 2, IO, 9.500%, 07/01/17	1
377		Series 213, Class 2, IO, 8.000%, 03/01/23	80
13		Series 265, Class 2, 9.000%, 03/01/24	16
27		Series 285, Class 1, PO, 02/01/27	26
766		Series 293, Class 1, PO, 12/01/24	706
694		Series 300, Class 1, PO, 09/01/24	638
680		Series 331, Class 13, IO, 7.000%, 11/01/32	128
1,321		Series 339, Class 18, IO, 4.500%, 07/01/18	93
1,305		Series 339, Class 21, IO, 4.500%, 08/25/18	94
1,209		Series 339, Class 28, IO, 5.500%, 07/01/18	105
2,350		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	176
470		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	61
980		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	138
1,318		Series 356, Class 3, IO, 5.000%, 01/01/35	158
2,200		Series 356, Class 39, IO, 5.000%, 01/01/20	217
2,095		Series 365, Class 8, IO, 5.500%, 05/01/36	265
366		Series 368, Class 3, IO, 4.500%, 11/01/20	27
750		Series 374, Class 5, IO, 5.500%, 08/01/36	95
2,307		Series 383, Class 32, IO, 6.000%, 01/01/38	309
261		Series 393, Class 6, IO, 5.500%, 04/25/37	30
12,701		Series 411, Class F1, VAR, 0.758%, 08/25/42	12,744
3,473		Series 412, Class F2, VAR, 0.708%, 08/25/42	3,503
		Federal National Mortgage Association Trust,
526		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	635
522		Series 2003-W8, Class 2A, 7.000%, 10/25/42	609
577		Series 2003-W8, Class 3F1, VAR, 0.608%, 05/25/42	574
801		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	968
981		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,133
1,914		Series 2005-W3, Class 2AF, VAR, 0.428%, 03/25/45	1,907
792		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	888
3,605		Series 2005-W4, Class 3A, VAR, 2.290%, 06/25/35	3,874
1,046		Series 2006-W2, Class 1AF1, VAR, 0.428%, 02/25/36	1,040
9,975		Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.467%, 11/25/46 (m)	9,935

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
76	Series 1994-4, Class KQ, 7.988%, 07/16/24	92
1,100	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,292
68	Series 1998-26, Class K, 7.500%, 09/17/25	79
368	Series 1999-4, Class ZB, 6.000%, 02/20/29	420
114	Series 1999-41, Class Z, 8.000%, 11/16/29	135
13	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	15
73	Series 1999-44, Class PC, 7.500%, 12/20/29	85
349	Series 1999-44, Class ZG, 8.000%, 12/20/29	433
320	Series 2000-7, Class ST, HB, IF , 38.440%, 01/16/30	743
149	Series 2000-9, Class Z, 8.000%, 06/20/30	184
778	Series 2000-9, Class ZJ, 8.500%, 02/16/30	972
575	Series 2000-10, Class ZP, 7.500%, 02/16/30	628
311	Series 2000-12, Class ST, HB, IF , 38.440%, 02/16/30	725
72	Series 2000-16, Class ZN, 7.500%, 02/16/30	75
709	Series 2000-21, Class Z, 9.000%, 03/16/30	841
106	Series 2000-26, Class Z, 7.750%, 09/20/30	124
44	Series 2000-36, Class HC, 7.330%, 11/20/30	52
27	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	7
1,262	Series 2001-21, Class PE, 6.500%, 05/16/31	1,479
215	Series 2001-31, Class SJ, HB, IF , 27.274%, 02/20/31	406
16	Series 2001-32, Class WA, IF, 19.606%, 07/20/31	27
143	Series 2001-35, Class SA, IF, IO, 8.043%, 08/16/31	40
138	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	38
577	Series 2001-53, Class SR, IF, IO, 7.943%, 10/20/31	55
48	Series 2001-55, Class SF, HB, IF , 25.553%, 11/20/31	84
638	Series 2002-4, Class TD, 7.000%, 01/20/32	740
148	Series 2002-7, Class PG, 6.500%, 01/20/32	176
602	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	148
158	Series 2002-24, Class SB, IF, 11.614%, 04/16/32	223
467	Series 2002-24, Class Z, 8.500%, 04/16/32	548
1,144	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	252
47	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	54
379	Series 2002-40, Class UK, 6.500%, 06/20/32	450
106	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	127
219	Series 2002-45, Class QE, 6.500%, 06/20/32	256
271	Series 2002-47, Class PG, 6.500%, 07/16/32	321
38	Series 2002-51, Class SG, HB, IF , 31.601%, 04/20/31	79
149	Series 2002-54, Class GB, 6.500%, 08/20/32	172
122	Series 2002-69, Class PO, PO, 02/20/32	120
270	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	31
97	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	2
127	Series 2003-4, Class NY, 5.500%, 12/20/13	130
177	Series 2003-8, Class PO, PO, 01/16/32	176
1,318	Series 2003-11, Class SK, IF, IO, 7.493%, 02/16/33	292
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	411
34	Series 2003-24, Class PO, PO, 03/16/33	30
162	Series 2003-34, Class TO, PO, 02/16/32	161
1,200	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	207
1,520	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	120
1,912	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,314
220	Series 2003-76, Class LS, IF, IO, 6.992%, 09/20/31	9

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
79	Series 2003-90, Class PO, PO, 10/20/33	69
1,142	Series 2003-112, Class SA, IF, IO, 6.343%, 12/16/33	226
4,823	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	412
3,328	Series 2004-11, Class SW, IF, IO, 5.293%, 02/20/34	483
161	Series 2004-15, Class SA, IF, 19.092%, 12/20/32	186
230	Series 2004-28, Class S, IF, 19.092%, 04/16/34	361
433	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	438
448	Series 2004-46, Class AO, PO, 06/20/34	417
2,617	Series 2004-59, Class SG, IF, IO, 6.293%, 07/20/34	413
467	Series 2004-68, Class PO, PO, 05/20/31	459
137	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	149
222	Series 2004-73, Class AE, IF, 14.427%, 08/17/34	288
3,487	Series 2004-73, Class JL, IF, IO, 6.343%, 09/16/34	773
496	Series 2004-85, Class PO, PO, 01/17/33	482
1,564	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	255
1,271	Series 2005-3, Class SB, IF, IO, 5.893%, 01/20/35	200
2,583	Series 2005-17, Class SL, IF, IO, 6.492%, 07/20/34	436
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	121
220	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	221
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	779
672	Series 2005-68, Class DP, IF, 15.934%, 06/17/35	875
3,330	Series 2005-68, Class KI, IF, IO, 6.092%, 09/20/35	530
1,039	Series 2005-69, Class SY, IF, IO, 6.542%, 11/20/33	136
1,482	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,810
1,340	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	216
22	Series 2005-93, Class JO, PO, 03/20/31	22
614	Series 2006-16, Class OP, PO, 03/20/36	576
439	Series 2006-22, Class AO, PO, 05/20/36	413
415	Series 2006-34, Class PO, PO, 07/20/36	391
2,650	Series 2006-38, Class SG, IF, IO, 6.442%, 09/20/33	176
1,658	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	209
541	Series 2006-59, Class SD, IF, IO, 6.492%, 10/20/36	109
1,763	Series 2007-9, Class DI, IF, IO, 6.302%, 03/20/37	262
688	Series 2007-17, Class AF, VAR, 0.407%, 04/16/37	691
2,902	Series 2007-17, Class JI, IF, IO, 6.603%, 04/16/37	546
399	Series 2007-17, Class JO, PO, 04/16/37	371
343	Series 2007-25, Class FN, VAR, 0.507%, 05/16/37	344
2,119	Series 2007-26, Class SC, IF, IO, 5.992%, 05/20/37	287
5,279	Series 2007-26, Class SW, IF, IO, 5.992%, 05/20/37	791
731	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	57
100	Series 2007-28, Class BO, PO, 05/20/37	94
2,366	Series 2007-31, Class AO, PO, 05/16/37	2,307
61	Series 2007-35, Class TO, PO, 04/20/35	61
93	Series 2007-36, Class HO, PO, 06/16/37	90
1,860	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	272
2,941	Series 2007-36, Class SG, IF, IO, 6.262%, 06/20/37	461
1,721	Series 2007-40, Class SD, IF, IO, 6.542%, 07/20/37	290
1,725	Series 2007-42, Class SB, IF, IO, 6.542%, 07/20/37	279
718	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	116
1,513	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	231
303	Series 2007-53, Class SW, IF, 19.582%, 09/20/37	466
1,967	Series 2007-57, Class PO, PO, 03/20/37	1,886
1,561	Series 2007-57, Class QA, IF, IO, 6.293%, 10/20/37	245
1,112	Series 2007-70, Class TA, 5.750%, 08/20/36	1,157
2,072	Series 2007-71, Class SB, IF, IO, 6.492%, 07/20/36	219
3,409	Series 2007-74, Class SL, IF, IO, 6.333%, 11/16/37	616

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,514	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	223
2,322	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	354
794	Series 2007-81, Class SP, IF, IO, 6.442%, 12/20/37	134
624	Series 2007-82, Class SA, IF, IO, 6.323%, 12/20/37	100
323	Series 2008-1, Class PO, PO, 01/20/38	301
1,091	Series 2008-2, Class MS, IF, IO, 6.953%, 01/16/38	176
810	Series 2008-10, Class S, IF, IO, 5.623%, 02/20/38	112
3,073	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	484
694	Series 2008-20, Class PO, PO, 09/20/37	667
578	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	39
1,671	Series 2008-25, Class SB, IF, IO, 6.693%, 03/20/38	294
667	Series 2008-29, Class PO, PO, 02/17/33	651
1,847	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	220
672	Series 2008-33, Class XS, IF, IO, 7.493%, 04/16/38	125
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,750
1,768	Series 2008-36, Class SH, IF, IO, 6.092%, 04/20/38	284
4,635	Series 2008-40, Class SA, IF, IO, 6.193%, 05/16/38	1,000
1,857	Series 2008-41, Class SA, IF, IO, 6.132%, 05/20/38	287
664	Series 2008-47, Class V, 5.500%, 05/16/19	758
1,083	Series 2008-55, Class SA, IF, IO, 5.992%, 06/20/38	166
855	Series 2008-60, Class PO, PO, 01/20/38	838
4,960	Series 2008-62, Class SA, IF, IO, 5.942%, 07/20/38	799
2,172	Series 2008-64, Class ED, 6.500%, 04/20/28	2,381
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,224
479	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	64
1,339	Series 2008-93, Class AS, IF, IO, 5.492%, 12/20/38	191
4,091	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	698
1,090	Series 2008-96, Class SL, IF, IO, 5.793%, 12/20/38	155
1,705	Series 2009-6, Class SA, IF, IO, 5.893%, 02/16/39	257
2,461	Series 2009-10, Class SA, IF, IO, 5.743%, 02/20/39	341
2,056	Series 2009-10, Class SL, IF, IO, 6.293%, 03/16/34	205
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,042
1,368	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	258
1,482	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	282
1,777	Series 2009-24, Class DS, IF, IO, 6.092%, 03/20/39	188
1,014	Series 2009-25, Class SE, IF, IO, 7.392%, 09/20/38	177
720	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	86
1,337	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	211
727	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	25
3,322	Series 2009-42, Class SC, IF, IO, 5.873%, 06/20/39	458
1,700	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	259
748	Series 2009-44, Class VA, 5.500%, 05/16/20	798
3,454	Series 2009-57, Class PQ, 3.500%, 02/20/37	3,586
3,443	Series 2009-64, Class SN, IF, IO, 5.893%, 07/16/39	394
729	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	101
2,880	Series 2009-67, Class SA, IF, IO, 5.843%, 08/16/39	356
3,787	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	546
654	Series 2009-79, Class OK, PO, 11/16/37	624
3,459	Series 2009-83, Class TS, IF, IO, 5.893%, 08/20/39	415
6,505	Series 2009-102, Class SM, IF, IO, 6.193%, 06/16/39	741
1,427	Series 2009-104, Class AB, 7.000%, 08/16/39	1,729
3,601	Series 2009-106, Class AS, IF, IO, 6.193%, 11/16/39	626

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,388	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	672
2,457	Series 2009-121, Class VA, 5.500%, 11/20/20	2,810
526	Series 2010-14, Class AO, PO, 12/20/32	510
580	Series 2010-14, Class BO, PO, 11/20/35	541
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,188
3,798	Series 2010-14, Class QP, 6.000%, 12/20/39	4,174
3,330	Series 2010-41, Class WA, VAR, 5.847%, 10/20/33	3,792
1,956	Series 2010-103, Class WA, VAR, 5.759%, 08/20/34	2,231
2,059	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	2,367
2,362	Series 2010-130, Class CP, 7.000%, 10/16/40	2,790
4,862	Series 2010-157, Class OP, PO, 12/20/40	4,220
28,125	Series 2010-H17, Class XQ, VAR, 5.246%, 07/20/60	33,357
2,578	Series 2011-17, Class FP, VAR, 0.608%, 09/20/40	2,593
4,716	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	5,343
310	Series 2011-56, Class BI, IO, 4.500%, 04/16/41	—	(h)
6,415	Series 2011-97, Class WA, VAR, 6.064%, 11/20/38	7,396
8,516	Series 2011-137, Class WA, VAR, 5.536%, 07/20/40	9,747
6,674	Series 2011-163, Class WA, VAR, 5.790%, 12/20/38	7,443
9,906	Series 2012-24, Class WA, VAR, 5.624%, 07/20/41	11,336
10,846	Series 2012-52, Class WA, VAR, 6.129%, 04/20/38	12,243
3,275	Series 2012-59, Class WA, VAR, 5.587%, 08/20/38	3,625
10,548	Series 2012-61, Class FM, VAR, 0.608%, 05/16/42	10,611
13,500	Series 2012-138, Class PT, VAR, 3.947%, 11/16/42	15,069
25,247	Series 2012-H10, Class FA, VAR, 0.764%, 12/20/61	25,327
9,849	Series 2012-H15, Class FA, VAR, 0.664%, 05/20/62	9,839
19,036	Series 2012-H21, Class CF, VAR, 0.915%, 05/20/61	19,185
19,987	Series 2012-H21, Class DF, VAR, 0.865%, 05/20/61	20,135
9,996	Series 2012-H22, Class FD, VAR, 0.685%, 01/20/61	10,007
15,986	Series 2012-H24, Class FA, VAR, 0.664%, 03/20/60	15,991
9,949	Series 2012-H24, Class FD, VAR, 0.804%, 09/20/62	10,006
20,416	Series 2012-H24, Class FE, VAR, 0.815%, 10/20/62	20,577
8,000	Series 2012-H24, Class FG, VAR, 0.645%, 04/20/60	7,998
8,025	Series 2012-H26, Class JA, VAR, 0.760%, 10/20/61	8,019
15,148	Series 2012-H26, Class MA, VAR, 0.760%, 07/20/62	15,148
8,972	Series 2012-H27, Class FB, VAR, 0.716%, 10/20/62	8,964
12,014	Series 2012-H28, Class FA, VAR, 0.810%, 09/20/62	12,014
	NCUA Guaranteed Notes Trust,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,634
7,330	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,762
3,410	Series 2010-R3, Class 1A, VAR, 0.769%, 12/08/20	3,426
1,044	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,076
	Vendee Mortgage Trust,
5,161	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,857
680	Series 1996-1, Class 1Z, 6.750%, 02/15/26	795
386	Series 1996-2, Class 1Z, 6.750%, 06/15/26	457
765	Series 1997-1, Class 2Z, 7.500%, 02/15/27	908
560	Series 1998-1, Class 2E, 7.000%, 03/15/28	672

		1,694,066

	Non-Agency CMO — 15.3%
	American General Mortgage Loan Trust,
1,224	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,278
2,654	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,666
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,057

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,525
1,428	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,475
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,430
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	2,014
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	959
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.152%, 09/25/35	899
	ASG Resecuritization Trust,
861	Series 2009-1, Class A60, VAR, 2.467%, 06/26/37 (e)	854
1,034	Series 2009-2, Class A55, VAR, 5.171%, 05/24/36 (e)	1,052
1,288	Series 2009-2, Class G60, VAR, 5.171%, 05/24/36 (e)	1,320
3,258	Series 2009-3, Class A65, VAR, 2.571%, 03/26/37 (e)	3,256
3,066	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	3,150
2,044	Series 2010-1, Class A85, VAR, 0.609%, 02/27/36 (e)	1,983
6,008	Series 2010-2, Class A60, VAR, 2.105%, 01/28/37 (e)	5,871
1,065	Series 2010-3, Class 2A22, VAR, 0.400%, 10/28/36 (e)	1,057
312	Series 2010-4, Class 2A20, VAR, 0.380%, 11/28/36 (e)	307
949	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	987
2,197	Series 2011-1, Class 3A50, VAR, 2.730%, 11/28/35 (e) (i)	2,144
1,250	Series 2011-2, Class A48S, HB, IF , 23.419%, 02/28/36 (e)	1,713
	Banc of America Alternative Loan Trust,
258	Series 2003-3, Class APO, PO, 05/25/33	187
1,080	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	1,100
1,448	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,482
533	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	546
662	Series 2003-11, Class 2A1, 6.000%, 01/25/34	692
337	Series 2003-11, Class PO, PO, 01/25/34	261
903	Series 2004-1, Class 1A1, 6.000%, 02/25/34	926
254	Series 2004-1, Class 5A1, 5.500%, 02/25/19	259
427	Series 2004-6, Class 3A2, 6.000%, 07/25/34	433
3,453	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	755
2,849	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	659
	Banc of America Funding Corp.,
272	Series 2004-1, Class PO, PO, 03/25/34	214
1,395	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,429
1,088	Series 2004-C, Class 1A1, VAR, 5.056%, 12/20/34	1,096
1,492	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	248
298	Series 2005-4, Class 30PO, PO, 08/25/35	225
841	Series 2005-6, Class 2A7, 5.500%, 10/25/35	861
105	Series 2005-7, Class 30PO, PO, 11/25/35	82
499	Series 2005-8, Class 30PO, PO, 01/25/36	375
2,573	Series 2005-E, Class 4A1, VAR, 2.668%, 03/20/35	2,540
2,631	Series 2010-R11A, Class 1A6, VAR, 5.364%, 08/26/35 (e)	2,788
338	Series 2010-R4, Class 5A1, VAR, 0.358%, 07/26/36 (e)	332
1,630	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,699
7,955	Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	7,955
	Banc of America Mortgage Trust,
1,243	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,282
253	Series 2003-3, Class 2A1, VAR, 0.758%, 05/25/18	241
647	Series 2003-6, Class 2A1, VAR, 0.658%, 08/25/18	619
531	Series 2003-8, Class 2A5, 5.000%, 11/25/18	551
121	Series 2003-8, Class APO, PO, 11/25/33	102
175	Series 2003-9, Class 1A2, PO, 12/25/33	137
968	Series 2003-A, Class 4A1, VAR, 2.997%, 02/25/33	956

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
805	Series 2003-C, Class 3A1, VAR, 3.089%, 04/25/33	823
1,695	Series 2003-E, Class 2A2, VAR, 3.133%, 06/25/33	1,707
1,324	Series 2003-J, Class 3A2, VAR, 3.123%, 11/25/33	1,325
1,928	Series 2004-3, Class 15IO, IO, VAR, 0.263%, 04/25/19	9
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,064
136	Series 2004-4, Class APO, PO, 05/25/34	118
16,081	Series 2004-5, Class 15IO, IO, VAR, 0.232%, 06/25/19	59
2,295	Series 2004-6, Class 1A3, 5.500%, 05/25/34	2,389
190	Series 2004-6, Class APO, PO, 07/25/34	177
104	Series 2004-9, Class 3A1, 6.500%, 09/25/32	110
1,176	Series 2004-C, Class 2A2, VAR, 3.135%, 04/25/34	1,181
1,067	Series 2004-J, Class 3A1, VAR, 3.230%, 11/25/34	1,025
	BCAP LLC Trust,
747	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	765
1,357	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,335
2,000	Series 2009-RR14, Class 3A2, VAR, 2.916%, 08/26/35 (e)	1,940
760	Series 2009-RR14, Class 4A1, VAR, 2.806%, 03/26/36 (e)	759
1,297	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,335
701	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	713
1,234	Series 2010-RR12, Class 4A5, VAR, 3.097%, 10/26/36 (e)	1,249
625	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (i)	624
335	Series 2010-RR4, Class 2A1, VAR, 0.957%, 06/26/37 (e)	332
340	Series 2010-RR5, Class 1A4, VAR, 2.141%, 11/26/37 (e)	336
2,675	Series 2010-RR5, Class 2A5, VAR, 5.254%, 04/26/37 (e)	2,689
576	Series 2010-RR6, Class 5A1, VAR, 3.926%, 11/26/37 (e)	575
1,180	Series 2010-RR7, Class 15A1, VAR, 1.007%, 01/26/36 (e)	1,127
1,279	Series 2010-RR7, Class 16A1, VAR, 0.860%, 02/26/47 (e)	1,230
2,224	Series 2010-RR7, Class 1A5, VAR, 5.001%, 04/26/35 (e)	2,178
5,538	Series 2010-RR7, Class 2A1, VAR, 2.521%, 07/26/45 (e)	5,249
893	Series 2010-RR8, Class 3A3, VAR, 5.062%, 05/26/35 (e)	903
1,500	Series 2010-RR8, Class 3A4, VAR, 5.062%, 05/26/35 (e)	1,382
1,568	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,583
1,939	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,970
2,975	Series 2011-RR10, Class 2A1, VAR, 3.223%, 09/26/37 (e)	2,642
2,014	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (i)	1,962
2,827	Series 2011-RR5, Class 11A3, VAR, 0.358%, 05/28/36 (e)	2,524
1,463	Series 2011-RR5, Class 14A3, VAR, 2.917%, 07/26/36 (e) (i)	1,418
1,677	Series 2012-RR1, Class 5A1, VAR, 6.529%, 07/26/37 (e) (i)	1,735
6,858	Series 2012-RR10, Class 1A1, VAR, 02/26/37 (e) (i)	6,326
5,845	Series 2012-RR10, Class 3A1, 05/26/36 (e) (i)	5,406
4,388	Series 2012-RR2, Class 1A1, VAR, 0.377%, 08/26/36 (e) (i)	4,189
5,571	Series 2012-RR3, Class 2A5, 4.930%, 05/26/37 (e)	5,497
3,000	Series 2012-RR4, Class 8A3, VAR, 0.438%, 06/26/47 (e)	2,757
841	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.708%, 03/25/35	810
	Bear Stearns ARM Trust,
676	Series 2003-4, Class 3A1, VAR, 4.995%, 07/25/33	687
298	Series 2003-7, Class 3A, VAR, 2.732%, 10/25/33	300
791	Series 2004-1, Class 12A1, VAR, 3.007%, 04/25/34	750
873	Series 2004-2, Class 14A, VAR, 5.095%, 05/25/34	898
1,875	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	1,886
2,645	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	2,527

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,262	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,333
225	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	203
	Chase Mortgage Finance Corp.,
418	Series 2003-S10, Class AP, PO, 11/25/18	396
467	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	488
5,970	Series 2007-A1, Class 1A3, VAR, 3.031%, 02/25/37	5,972
564	Series 2007-A1, Class 2A1, VAR, 2.992%, 02/25/37	574
744	Series 2007-A1, Class 7A1, VAR, 2.936%, 02/25/37	747
1,314	Series 2007-A1, Class 9A1, VAR, 2.981%, 02/25/37	1,342
1,479	Series 2007-A2, Class 2A1, VAR, 3.014%, 07/25/37	1,477
	Citicorp Mortgage Securities, Inc.,
191	Series 2003-8, Class APO, PO, 08/25/33	179
586	Series 2004-1, Class 3A1, 4.750%, 01/25/34	595
1,244	Series 2004-4, Class A4, 5.500%, 06/25/34	1,303
724	Series 2004-5, Class 2A5, 4.500%, 08/25/34	748
199	Series 2005-6, Class APO, PO, 09/25/35 Citigroup Mortgage Loan Trust,	162
2,872	Series 2008-AR4, Class 1A1A, VAR, 3.023%, 11/25/38 (e)	2,925
2,172	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,307
1,706	Series 2009-10, Class 1A1, VAR, 2.444%, 09/25/33 (e)	1,729
1,732	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,823
2,618	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,743
839	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	853
12,135	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	12,605
11,836	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	12,386
1,630	Series 2010-12, Class 4A1, VAR, 0.428%, 07/20/36 (e)	1,564
573	Series 2011-3, Class 1A1, VAR, 0.287%, 02/25/47 (e)	569
1,359	Series 2011-10, Class 4A1, VAR, 0.401%, 02/25/46 (e) (i)	1,296
	Citigroup Mortgage Loan Trust, Inc.,
516	Series 2003-1, Class 2A5, 5.250%, 10/25/33	528
208	Series 2003-1, Class PO3, PO, 09/25/33	188
31	Series 2003-1, Class WA2, 6.500%, 06/25/31	33
35	Series 2003-1, Class WPO2, PO, 06/25/31	33
73	Series 2003-UP3, Class A3, 7.000%, 09/25/33	76
305	Series 2003-UST1, Class A1, 5.500%, 12/25/18	319
43	Series 2003-UST1, Class PO1, PO, 12/25/18	41
59	Series 2003-UST1, Class PO2, PO, 12/25/18	54
20	Series 2003-UST1, Class PO3, PO, 12/25/18	19
635	Series 2004-UST1, Class A3, VAR, 2.580%, 08/25/34	641
426	Series 2004-UST1, Class A6, VAR, 5.085%, 08/25/34	433
341	Series 2005-1, Class 2A1A, VAR, 2.889%, 04/25/35	227
1,094	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,121
950	Series 2005-5, Class 1A2, VAR, 2.960%, 08/25/35	593
	Countrywide Alternative Loan Trust,
202	Series 2002-8, Class A4, 6.500%, 07/25/32	211
872	Series 2002-11, Class M, 6.500%, 10/25/32	840
264	Series 2003-6T2, Class A6, 5.500%, 06/25/33	252
211	Series 2003-J1, Class PO, PO, 10/25/33	199
1,705	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,679
1,288	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,314
111	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	113
216	Series 2005-5R, Class A1, 5.250%, 12/25/18	218
1,985	Series 2005-1CB, Class 1A6, IF, IO, 6.892%, 03/25/35	500
7,708	Series 2005-20CB, Class 3A8, IF, IO, 4.543%, 07/25/35	895

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,543	Series 2005-22T1, Class A2, IF, IO, 4.862%, 06/25/35	907
236	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	208
10,026	Series 2005-37T1, Class A2, IF, IO, 4.843%, 09/25/35	1,606
1,867	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,631
11,228	Series 2005-54CB, Class 1A2, IF, IO, 4.642%, 11/25/35	1,755
50	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	51
1,308	Series 2005-57CB, Class 3A2, IF, IO, 4.893%, 12/25/35	233
853	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	732
1,029	Series 2005-86CB, Class A11, 5.500%, 02/25/36	812
4,063	Series 2005-J1, Class 1A4, IF, IO, 4.893%, 02/25/35	562
25,150	Series 2006-7CB, Class 1A2, IF, IO, 5.092%, 05/25/36	4,200
1,091	Series 2006-26CB, Class A9, 6.500%, 09/25/36	777
	Countrywide Home Loan Mortgage Pass- Through Trust,
926	Series 2002-36, Class A22, 6.000%, 01/25/33	949
142	Series 2003-18, Class A12, 5.500%, 07/25/33	138
559	Series 2003-26, Class 1A6, 3.500%, 08/25/33	558
2,640	Series 2003-39, Class A6, 5.000%, 10/25/33	2,733
128	Series 2003-44, Class A9, PO, 10/25/33	125
81	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	83
1,764	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,823
266	Series 2003-J7, Class 4A3, IF, 9.505%, 08/25/18	280
904	Series 2004-3, Class A26, 5.500%, 04/25/34	929
200	Series 2004-3, Class PO, PO, 04/25/34	188
2,329	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,424
228	Series 2004-7, Class 2A1, VAR, 2.992%, 06/25/34	224
1,267	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,293
151	Series 2004-28R, Class A1, 5.500%, 08/25/33	151
318	Series 2004-HYB1, Class 2A, VAR, 2.900%, 05/20/34	312
1,275	Series 2004-HYB3, Class 2A, VAR, 2.824%, 06/20/34	1,201
837	Series 2004-HYB6, Class A3, VAR, 2.933%, 11/20/34	751
300	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	309
1,024	Series 2005-16, Class A23, 5.500%, 09/25/35	1,018
2,331	Series 2005-22, Class 2A1, VAR, 3.012%, 11/25/35	1,824
6,801	Series 2007-4, Class 1A52, IF, IO, 5.192%, 05/25/37	1,013
	Credit Suisse Mortgage Capital Certificates,
2,233	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,280
19	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	19
	CS First Boston Mortgage Securities Corp.,
1,195	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,247
819	Series 2003-21, Class 1A4, 5.250%, 09/25/33	854
3,172	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,267
1,264	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,314
791	Series 2003-29, Class 1A1, 6.500%, 12/25/33	822
535	Series 2003-29, Class 5A1, 7.000%, 12/25/33	572
1,231	Series 2003-AR15, Class 3A1, VAR, 2.996%, 06/25/33	1,184
1,221	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,307
901	Series 2004-5, Class 3A1, 5.250%, 08/25/19	926
1,328	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,397
876	Series 2004-8, Class 3A5, 5.500%, 12/25/34	899
2,696	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	617
1,985	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	446

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	CSMC,
1,150	Series 2010-16, Class A3, VAR, 3.819%, 06/25/50 (e)	1,107
2,250	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,097
788	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	788
600	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	623
19,770	Series 2010-11R, Class A6, VAR, 1.209%, 06/28/47 (e)	18,806
391	Series 2010-12R, Class 14A1, VAR, 2.911%, 09/26/46 (e)	391
766	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	764
177	Series 2010-15R, Class 7A1, VAR, 1.464%, 10/26/37 (e)	175
500	Series 2010-15R, Class 7A2, VAR, 1.464%, 10/26/37 (e)	485
4,334	Series 2011-1R, Class A1, VAR, 1.216%, 02/27/47 (e)	4,290
1,285	Series 2011-6R, Class 3A1, VAR, 2.962%, 07/28/36 (e)	1,234
4,413	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	4,371
6,219	Series 2011-9R, Class A1, VAR, 2.216%, 03/27/46 (e)	6,231
4,681	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,790
2,023	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (i)	1,952
5,889	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	5,952
716	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.628%, 02/25/20	738
	Deutsche Mortgage Securities, Inc.,
514	Series 2009-RS2, Class 4A1, VAR, 0.341%, 04/26/37 (e)	500
95	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	95
381	Series 2010-RS2, Class A1, VAR, 1.462%, 06/28/47 (e)	382
	Federal National Mortgage Association,
13,000	0.000%, 09/15/42	14,414
6,000	0.000%, 01/20/63	5,996
	First Horizon Alternative Mortgage Securities,
1,448	Series 2004-AA4, Class A1, VAR, 2.603%, 10/25/34	1,368
414	Series 2005-AA5, Class 1A2, VAR, 2.625%, 07/25/35	81
906	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	802
10,399	Series 2007-FA4, Class 1A2, IF, IO, 5.443%, 08/25/37	1,905
	First Horizon Mortgage Pass-Through Trust,
133	Series 2003-7, Class 2A1, 4.500%, 09/25/18	137
200	Series 2003-8, Class 2A1, 4.500%, 09/25/18	206
2,266	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,343
513	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	508
66	Series 2004-AR7, Class 2A1, VAR, 2.565%, 02/25/35 (m)	66
685	Series 2004-AR7, Class 2A2, VAR, 2.565%, 02/25/35	657
1,253	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	1,259
	Freedom Trust,
498	Series 2011-3, Class A11, VAR, 5.000%, 09/01/51 (e)	505
2,120	Series 2011-4, Class A18, VAR, 3.813%, 03/25/37 (e)	2,136
	GMAC Mortgage Corp. Loan Trust,
798	Series 2003-AR1, Class A4, VAR, 3.425%, 10/19/33	822
2,324	Series 2003-AR2, Class 2A4, VAR, 3.457%, 12/19/33	2,356
128	Series 2003-J7, Class A10, 5.500%, 11/25/33	135
906	Series 2003-J7, Class A7, 5.000%, 11/25/33	945
150	Series 2003-J8, Class A, 5.250%, 12/25/33	156
1,067	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,091
2,706	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,792
905	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	930
211	Series 2005-AR3, Class 3A3, VAR, 3.560%, 06/19/35	213
3,424	Series 2005-AR3, Class 3A4, VAR, 3.560%, 06/19/35	3,319

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	GSMPS Mortgage Loan Trust,
638	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	672
308	Series 2004-4, Class 1AF, VAR, 0.608%, 06/25/34 (e)	263
618	Series 2005-RP2, Class 1AF, VAR, 0.557%, 03/25/35 (e)	517
3,643	Series 2005-RP3, Class 1AF, VAR, 0.557%, 09/25/35 (e)	3,051
1,656	Series 2005-RP3, Class 1AS, IO, VAR, 5.022%, 09/25/35 (e)	249
3,461	Series 2006-RP2, Class 1AS2, IF, IO, 5.141%, 04/25/36 (e)	562
	GSR Mortgage Loan Trust,
338	Series 2003-13, Class 1A1, VAR, 4.427%, 10/25/33	347
143	Series 2003-6F, Class A2, VAR, 0.608%, 09/25/32	135
1,631	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,624
121	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	121
2,669	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,808
3,762	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,935
19	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	18
339	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	335
772	Series 2005-5F, Class 8A3, VAR, 0.708%, 06/25/35	731
4,393	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,465
729	Series 2006-1F, Class 1AP, PO, 02/25/36	530
8,810	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	8,318
2,874	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,955
377	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.727%, 04/25/35	235
1,220	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	1,242
	Impac Secured Assets Trust,
1,231	Series 2006-1, Class 2A1, VAR, 0.557%, 05/25/36	1,216
2,470	Series 2006-2, Class 2A1, VAR, 0.557%, 08/25/36	2,471
	Indymac Index Mortgage Loan Trust,
8,483	Series 2005-AR11, Class A7, IO, VAR, 08/25/35	—	(h)
290	Series 2006-AR3, Class 2A1A, VAR, 2.806%, 03/25/36	180
	JP Morgan Mortgage Trust,
590	Series 2004-A3, Class 4A1, VAR, 3.047%, 07/25/34	595
546	Series 2004-A4, Class 1A1, VAR, 3.035%, 09/25/34	559
305	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	314
1,743	Series 2005-A1, Class 3A4, VAR, 4.995%, 02/25/35	1,787
2,372	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	2,393
3,444	Series 2006-A2, Class 5A3, VAR, 2.913%, 11/25/33	3,487
765	Series 2006-A3, Class 6A1, VAR, 3.001%, 08/25/34	755
803	Series 2007-A1, Class 5A2, VAR, 3.016%, 07/25/35	816
811	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	802
39	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	37
	Lehman Mortgage Trust,
921	Series 2006-2, Class 1A1, VAR, 6.465%, 04/25/36	893
689	Series 2007-6, Class 1A8, 6.000%, 07/25/37	582
1,337	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,290
	LVII Resecuritization Trust,
1,141	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	1,146
3,000	Series 2009-2, Class M3, VAR, 5.407%, 09/27/37 (e)	3,161
1,200	Series 2009-3, Class M3, VAR, 5.566%, 11/27/37 (e)	1,277
1,377	Series 2009-3, Class M4, VAR, 5.566%, 11/27/37 (e)	1,461
	MASTR Adjustable Rate Mortgages Trust,
204	Series 2004-3, Class 4A2, VAR, 2.605%, 04/25/34	203
54	Series 2004-4, Class 2A1, VAR, 2.049%, 05/25/34	44
653	Series 2004-13, Class 2A1, VAR, 2.665%, 04/21/34	659

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
644	Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	646
3,000	Series 2004-13, Class 3A7, VAR, 2.627%, 11/21/34	3,108
285	Series 2004-15, Class 3A1, VAR, 3.269%, 12/25/34	270
	MASTR Alternative Loans Trust,
385	Series 2003-4, Class 2A1, 6.250%, 06/25/33	393
394	Series 2003-8, Class 3A1, 5.500%, 12/25/33	407
830	Series 2003-8, Class 5A1, 5.000%, 11/25/18	881
184	Series 2003-9, Class 8A1, 6.000%, 01/25/34	195
129	Series 2004-1, Class 30PO, PO, 02/25/34	93
679	Series 2004-3, Class 2A1, 6.250%, 04/25/34	693
310	Series 2004-3, Class 30PO, PO, 04/25/34	239
317	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	50
404	Series 2004-5, Class 30PO, PO, 06/25/34	365
180	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	35
202	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	37
1,800	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,831
165	Series 2004-7, Class 30PO, PO, 08/25/34	124
666	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	143
447	Series 2004-10, Class 1A1, 4.500%, 09/25/19	458
2,943	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	769
	MASTR Asset Securitization Trust,
360	Series 2003-2, Class 1A1, 5.000%, 03/25/18	372
132	Series 2003-2, Class 2A1, 4.500%, 03/25/18	135
618	Series 2003-3, Class 3A18, 5.500%, 04/25/33	638
104	Series 2003-4, Class 3A2, 5.000%, 05/25/18	107
190	Series 2003-4, Class 5A1, 5.500%, 05/25/33	202
212	Series 2003-8, Class 1A1, 5.500%, 09/25/33	221
251	Series 2003-9, Class 15PO, PO, 10/25/18	238
53	Series 2003-10, Class 15PO, PO, 11/25/18	51
55	Series 2003-11, Class 15PO, PO, 12/25/18	52
344	Series 2003-12, Class 6A1, 5.000%, 12/25/33	352
95	Series 2004-1, Class 30PO, PO, 02/25/34	76
103	Series 2004-3, Class PO, PO, 03/25/34	94
205	Series 2004-4, Class 3A1, 4.500%, 04/25/19	210
137	Series 2004-8, Class 1A1, 4.750%, 08/25/19	142
156	Series 2004-8, Class PO, PO, 08/25/19	147
72	Series 2004-9, Class 5A1, 5.250%, 09/25/19	75
1,500	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,581
976	Series 2006-2, Class 1A30, 6.000%, 06/25/36	937
3,289	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.557%, 05/25/35 (e)	2,595
1,914	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,532
	Merrill Lynch Mortgage Investors Trust,
910	Series 2003-A, Class 2A2, VAR, 1.534%, 03/25/28	874
868	Series 2003-E, Class A1, VAR, 0.827%, 10/25/28	834
4,201	Series 2003-F, Class A1, VAR, 0.848%, 10/25/28	4,053
1,159	Series 2004-1, Class 2A1, VAR, 2.515%, 12/25/34	1,173
1,383	Series 2004-D, Class A2, VAR, 1.434%, 09/25/29	1,333
1,012	Series 2004-E, Class A2A, VAR, 1.005%, 11/25/29	985
	Merrill Lynch Mortgage Investors, Inc.,
275	Series 2003-A4, Class 2A, VAR, 2.753%, 07/25/33	283
962	Series 2003-A5, Class 2A6, VAR, 2.686%, 08/25/33	976
1,357	Series 2004-A4, Class A2, VAR, 2.581%, 08/25/34	1,375

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
173		Series 2005-A1, Class 3A, VAR, 3.011%, 12/25/34	173
		Merrill Lynch Trust,
–	(h)	Series 7, Class B, PO, 04/20/18	—	(h)
37		Series 47, Class Z, 8.985%, 10/20/20	41
1,505		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.669%, 04/25/34	1,573
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF , 5,262.250%, 04/20/21	6
		MortgageIT Trust,
723		Series 2005-1, Class 1A1, VAR, 0.528%, 02/25/35	680
281		Series 2005-5, Class A1, VAR, 0.467%, 12/25/35	237
		Nomura Asset Acceptance Corp.,
231		Series 2003-A1, Class A1, 5.500%, 05/25/33	234
53		Series 2003-A1, Class A2, 6.000%, 05/25/33	56
43		Series 2003-A1, Class A5, 7.000%, 04/25/33	45
15		Series 2003-A1, Class A7, 5.000%, 04/25/18	15
684		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	691
2,911		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.520%, 03/26/36 (e)	2,924
		Prime Mortgage Trust,
139		Series 2004-1, Class 2A3, 5.250%, 08/25/34	143
1,360		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,496
650		Series 2005-4, Class 2PO, PO, 10/25/35	172
1,005		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.855%, 05/25/35	1,014
		RALI Trust,
202		Series 2001-QS19, Class A2, 6.000%, 12/25/16	206
54		Series 2002-QS16, Class A3, IF, 16.189%, 10/25/17	61
1,148		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,187
236		Series 2003-QR24, Class A5, 4.000%, 07/25/33	233
207		Series 2003-QS1, Class A6, 4.250%, 01/25/33	209
602		Series 2003-QS12, Class A2A, IF, IO, 7.392%, 06/25/18	83
264		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	23
2,903		Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,737
992		Series 2003-QS13, Class A5, VAR, 0.857%, 07/25/33	934
5,892		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	135
901		Series 2003-QS14, Class A1, 5.000%, 07/25/18	921
679		Series 2003-QS18, Class A1, 5.000%, 09/25/18	701
750		Series 2003-QS19, Class A1, 5.750%, 10/25/33	780
194		Series 2003-QS3, Class A2, IF, 16.044%, 02/25/18	215
304		Series 2003-QS3, Class A8, IF, IO, 7.392%, 02/25/18	24
500		Series 2003-QS9, Class A3, IF, IO, 7.342%, 05/25/18	69
905		Series 2004-QA4, Class NB3, VAR, 4.096%, 09/25/34	909
368		Series 2004-QA6, Class NB2, VAR, 3.258%, 12/26/34	302
457		Series 2004-QS10, Class A6, 6.000%, 07/25/34	468
1,594		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,475
53		Series 2004-QS8, Class A2, 5.000%, 06/25/34	53
297		Series 2005-QA10, Class A31, VAR, 3.859%, 09/25/35	218
1,969		Series 2005-QA6, Class A32, VAR, 3.875%, 05/25/35	1,140
570		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	439
		RBSSP Resecuritization Trust,
1,139		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,220
464		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	489
798		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	812
1,053		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,071
854		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	880

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,591	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,686
1,194	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	1,194
2,013	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,017
2,632	Series 2012-3, Class 3A1, VAR, 0.358%, 09/26/36 (e) (i)	2,400
13,499	Series 2012-6, Class 2A1, VAR, 0.367%, 10/26/36 (e) (i)	12,289
	Residential Asset Securitization Trust,
66	Series 2002-A13, Class A4, 5.250%, 12/25/17	68
302	Series 2003-A13, Class A3, 5.500%, 01/25/34	303
99	Series 2003-A14, Class A1, 4.750%, 02/25/19	101
543	Series 2003-A5, Class A1, 5.500%, 06/25/33	567
832	Series 2004-IP2, Class 1A1, VAR, 2.718%, 12/25/34	816
3,233	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	786
6,291	Series 2005-A2, Class A4, IF, IO, 4.843%, 03/25/35	1,146
1,072	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	793
697	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	595
	RFMSI Trust,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,586
186	Series 2003-S14, Class A4, PO, 07/25/18	176
475	Series 2003-S16, Class A3, 5.000%, 09/25/18	490
491	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	502
1,040	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,062
1,492	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	1,494
473	Series 2004-S6, Class 2A6, PO, 06/25/34	408
724	Series 2005-SA4, Class 1A1, VAR, 3.133%, 09/25/35	609
	RFSC Trust,
17	Series 2002-RM1, Class API, PO, 12/25/17	15
36	Series 2003-RM2, Class AP-3, PO, 05/25/33	29
4,234	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	4,317
	Salomon Brothers Mortgage Securities VII, Inc.,
1,312	Series 2003-HYB1, Class A, VAR, 3.099%, 09/25/33	1,332
62	Series 2003-UP2, Class PO1, PO, 12/25/18	56
	Sequoia Mortgage Trust,
1,705	Series 2003-1, Class 1A, VAR, 0.968%, 04/20/33	1,689
1,724	Series 2004-8, Class A1, VAR, 0.557%, 09/20/34	1,629
1,764	Series 2004-8, Class A2, VAR, 1.088%, 09/20/34	1,757
4,809	Series 2004-9, Class A1, VAR, 0.547%, 10/20/34	4,563
1,435	Series 2004-10, Class A1A, VAR, 0.518%, 11/20/34	1,365
	Springleaf Mortgage Loan Trust,
3,014	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	3,104
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,794
1,534	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,553
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,470
6,751	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	6,819
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,005
10,132	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	10,157
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,087
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,415
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	946
437	Series 2012-3A, Class M4, VAR, 4.440%, 12/25/59 (e)	438
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.891%, 06/25/34	2,957

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Structured Asset Mortgage Investments, Inc.,
1,867	Series 2004-AR5, Class 1A1, VAR, 0.867%, 10/19/34	1,793
3,821	Series 2005-AR5, Class A3, VAR, 0.457%, 07/19/35	3,715
	Structured Asset Securities Corp.,
57	Series 2002-10H, Class 1AP, PO, 05/25/32	46
131	Series 2003-8, Class 1A2, 5.000%, 04/25/18	134
332	Series 2003-16, Class A3, VAR, 0.708%, 06/25/33	321
484	Series 2003-32, Class 1A1, VAR, 5.356%, 11/25/33	513
397	Series 2003-31A, Class B1, VAR, 2.823%, 10/25/33	164
955	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	966
491	Series 2003-33H, Class 1APO, PO, 10/25/33	398
992	Series 2003-34A, Class 3A3, VAR, 2.810%, 11/25/33	996
3,787	Series 2003-37A, Class 2A, VAR, 4.983%, 12/25/33	3,870
2,504	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,496
555	Series 2005-6, Class 4A1, 5.000%, 05/25/35	563
	Thornburg Mortgage Securities Trust,
218	Series 2003-4, Class A1, VAR, 0.848%, 09/25/43	217
221	Series 2004-1, Class II2A, VAR, 1.908%, 03/25/44	217
	Vericrest Opportunity Loan Transferee,
4,199	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	4,208
429	Series 2012-NL2A, Class A2, 6.414%, 02/26/52 (e) (i)	433
10,500	Series 2012-NL3A, Class A, 2.734%, 11/25/60 (e)	10,500
	Vericrest Opportunity Loan Trust,
397	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (i)	398
462	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (i)	468
	WaMu Mortgage Pass-Through Certificates,
80	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	83
2,524	Series 2003-AR11, Class A6, VAR, 2.480%, 10/25/33	2,584
1,253	Series 2003-AR7, Class A7, VAR, 2.319%, 08/25/33	1,255
924	Series 2003-AR8, Class A, VAR, 2.460%, 08/25/33	946
3,440	Series 2003-AR9, Class 1A6, VAR, 2.444%, 09/25/33	3,508
938	Series 2003-AR9, Class 2A, VAR, 2.546%, 09/25/33	941
1,225	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,290
46	Series 2003-S11, Class 2A5, IF, 16.479%, 11/25/33	46
300	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	314
138	Series 2003-S7, Class A1, 4.500%, 08/25/18	143
159	Series 2003-S8, Class A4, 4.500%, 09/25/18	160
550	Series 2003-S8, Class A6, 4.500%, 09/25/18	570
3,498	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,670
114	Series 2003-S9, Class P, PO, 10/25/33	106
222	Series 2004-AR3, Class A1, VAR, 2.572%, 06/25/34	226
1,506	Series 2004-AR3, Class A2, VAR, 2.572%, 06/25/34	1,532
1,256	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,295
357	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	373
583	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	607
365	Series 2004-S1, Class 1A3, VAR, 0.608%, 03/25/34	359
3,826	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	4,040
297	Series 2006-AR10, Class 2P, VAR, 09/25/36	178
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
367	Series 2005-1, Class 1A1, 5.500%, 03/25/35	372
10,823	Series 2005-2, Class 1A4, IF, IO, 4.843%, 04/25/35	1,899
1,287	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,231
272	Series 2005-4, Class DP, PO, 06/25/20	237

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,371	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,218
14,012	Series 2005-11, Class A4, IF, IO, 4.742%, 01/25/36	2,205
	Washington Mutual MSC Mortgage Pass-Through Certificates,
789	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	862
85	Series 2004-RA4, Class 1P, PO, 04/25/19	81
2,875	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,889
	Wells Fargo Mortgage-Backed Securities Trust,
672	Series 2003-11, Class 1A10, 4.750%, 10/25/18	692
218	Series 2003-11, Class 1APO, PO, 10/25/18	207
449	Series 2003-13, Class A7, 4.500%, 11/25/18	457
84	Series 2003-14, Class 1A1, 4.750%, 12/25/18	86
670	Series 2003-15, Class 1A1, 4.750%, 12/25/18	693
203	Series 2003-16, Class 2A1, 4.500%, 12/25/18	209
5,684	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	11
448	Series 2003-17, Class APO, PO, 01/25/34	419
2,222	Series 2003-G, Class A1, VAR, 4.100%, 06/25/33	2,256
522	Series 2003-K, Class 1A1, VAR, 4.434%, 11/25/33	535
143	Series 2003-K, Class 1A2, VAR, 4.434%, 11/25/33	147
355	Series 2004-1, Class A11, PO, 02/25/34	291
225	Series 2004-2, Class APO, PO, 02/25/19	213
152	Series 2004-7, Class 2A1, 4.500%, 07/25/19	156
525	Series 2004-7, Class 2A2, 5.000%, 07/25/19	542
261	Series 2004-B, Class A1, VAR, 4.966%, 02/25/34	268
577	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	581
1,724	Series 2004-EE, Class 2A1, VAR, 2.626%, 12/25/34	1,775
215	Series 2004-EE, Class 2A2, VAR, 2.626%, 12/25/34	222
867	Series 2004-EE, Class 3A1, VAR, 3.049%, 12/25/34	898
2,210	Series 2004-I, Class 1A1, VAR, 2.791%, 07/25/34	2,232
4,935	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	4,985
143	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	147
2,742	Series 2004-U, Class A1, VAR, 2.820%, 10/25/34	2,769
1,241	Series 2004-V, Class 1A1, VAR, 2.652%, 10/25/34	1,269
528	Series 2005-1, Class 2A1, 5.000%, 01/25/20	555
323	Series 2005-9, Class 1APO, PO, 10/25/35	259
582	Series 2005-13, Class A1, 5.000%, 11/25/20	616
67	Series 2005-15, Class APO, PO, 12/25/20	61
581	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	573
1,167	Series 2005-AR8, Class 2A1, VAR, 2.733%, 06/25/35	1,190
2,086	Series 2007-7, Class A7, 6.000%, 06/25/37	2,098
1,312	Series 2007-11, Class A14, 6.000%, 08/25/37	1,301

		676,363

	Total Collateralized Mortgage Obligations (Cost $2,260,432)	2,370,429

Commercial Mortgage-Backed Securities — 2.8%
4,278	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	4,299
	Banc of America Commercial Mortgage Trust,
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,933
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,298
755	Series 2006-5, Class A4, 5.414%, 09/10/47	858
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	763
800	Series 2005-3, Class AM, 4.727%, 07/10/43	851

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	558
1,120	Banc of America Re-REMIC Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,154
5,000	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,129
	Bear Stearns Commercial Mortgage Securities,
861	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	909
500	Series 2006-PW11, Class A4, VAR, 5.619%, 03/11/39	566
1,100	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	1,159
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,493
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,084
6,135	COMM Mortgage Trust, Series 2012-CR2, Class XA, IO, VAR, 2.137%, 08/15/45	786
1,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,726
1,704	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,710
3,239	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,406
3,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,507
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,036
700	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, VAR, 6.064%, 07/10/38	779
	GS Mortgage Securities Corp. II,
25,455	Series 2006-GG8, Class X, IO, VAR, 0.808%, 11/10/39 (e)	478
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	1,561
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,030
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,244
97,173	Series 2006-CB15, Class X1, IO, VAR, 0.122%, 06/12/43	674
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	601
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,776
62,131	Series 2006-C1, Class XCL, IO, VAR, 0.201%, 02/15/41 (e)	643
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,140
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.874%, 05/12/39	573
925	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,083
	Morgan Stanley Capital I, Trust,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,638
250	Series 2007-T27, Class A4, VAR, 5.820%, 06/11/42	298
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,371
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,599
	Morgan Stanley Re-REMIC Trust,
131	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	131
4,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,583
3,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,674
359	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	359
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,738
2,394	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	2,418
11,883	Series 2012-XA, Class A, 2.000%, 07/27/49	12,027
1,700	Series 2012-XA, Class B, 0.250%, 07/28/49	1,269
4,304	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	4,283
3,415	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	3,434
7,952	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.551%, 05/10/45 (e)	1,212
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,391

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
		UBS-Barclays Commercial Mortgage Trust,
1,300		Series 2012-C2, Class A4, 3.525%, 05/10/63	1,409
15,541		Series 2012-C2, Class XA, IO, VAR, 1.987%, 05/10/63 (e)	1,653
2,991		VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,066
		Wachovia Bank Commercial Mortgage Trust,
1,118		Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,182
2,500		Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	2,799
133,842		Series 2006-C24, Class XC, IO, VAR, 0.089%, 03/15/45 (e)	565
8,319		Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	8,308
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,428
739		Series 2012-C6, Class A1, 1.081%, 04/15/45	745
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,302

		Total Commercial Mortgage-Backed Securities (Cost $119,309)	121,689

Mortgage Pass-Through Securities — 32.5%
		Federal Home Loan Mortgage Corp.,
209		ARM, 2.306%, 05/01/37	223
254		ARM, 2.355%, 12/01/33	265
375		ARM, 2.370%, 05/01/36	399
31		ARM, 2.389%, 01/01/30	33
240		ARM, 2.470%, 10/01/36	257
307		ARM, 2.471%, 08/01/36	328
556		ARM, 2.498%, 10/01/36	595
487		ARM, 2.532%, 11/01/36	518
128		ARM, 2.554%, 10/01/37	136
164		ARM, 2.671%, 03/01/35	175
330		ARM, 2.686%, 11/01/36	352
1,000		ARM, 2.704%, 03/01/37	1,080
306		ARM, 2.740%, 03/01/36	328
274		ARM, 2.858%, 02/01/37	292
313		ARM, 2.868%, 04/01/34	334
271		ARM, 2.871%, 09/01/36	289
402		ARM, 2.881%, 12/01/35	428
206		ARM, 2.905%, 09/01/37	222
261		ARM, 2.940%, 12/01/36	278
136		ARM, 2.978%, 07/01/37	146
265		ARM, 3.140%, 05/01/38	283
223		ARM, 3.150%, 02/01/37	236
1,268		ARM, 3.224%, 10/01/36	1,358
120		ARM, 3.282%, 02/01/37	128
374		ARM, 3.479%, 04/01/38	397
627		ARM, 3.511%, 03/01/36	680
522		ARM, 5.029%, 01/01/35	564
135		ARM, 5.963%, 10/01/36	147
1,069		ARM, 6.037%, 11/01/36	1,159
735		ARM, 6.045%, 06/01/36	788
127		ARM, 6.440%, 02/01/37	138
365		ARM, 6.489%, 11/01/36	392
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
170		3.500%, 05/01/19	178
101		4.000%, 07/01/18	107
1,553		4.000%, 08/01/18 (m)	1,647
1,048		4.000%, 11/01/18 - 05/01/19	1,115
1,153		4.500%, 07/01/14 - 10/01/18	1,199
223		5.000%, 12/01/18	241
12,082		5.500%, 06/01/17 - 01/01/24	13,100
2,335		6.000%, 06/01/17 - 03/01/22	2,495
566		6.500%, 02/01/17 - 03/01/22	619
235		7.000%, 01/01/17 - 07/01/17	254
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
26,705		3.500%, 01/01/32 (m)	28,549
8,599		3.500%, 09/01/32	9,199
3,561		4.000%, 02/01/32	3,836
3,415		5.500%, 04/01/27 - 03/01/28	3,746
782		6.000%, 01/01/14 - 02/01/24	854
1,690		6.500%, 05/01/22 - 01/01/28	1,893
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
298		4.000%, 10/01/33	319
18,952		4.500%, 09/01/40 - 05/01/41	20,342
21,497		5.000%, 05/01/36 - 08/01/40	23,575
6,304		5.500%, 01/01/33 - 03/01/40	6,875
903		6.000%, 11/01/28 - 12/01/33	999
8		6.500%, 05/01/24	9
143		6.500%, 01/01/29 (m)	169
5,877		6.500%, 07/01/34 - 03/01/38	6,748
1,216		7.000%, 07/01/29 - 10/01/36	1,427

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
127	7.500%, 09/01/38	157
36	8.500%, 08/01/30	42
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,391	7.500%, 01/01/32 - 12/01/36	1,656
905	10.000%, 10/01/30	1,069
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,818	3.500%, 06/01/42	16,070
14,920	4.000%, 06/01/42 - 10/01/42	16,296
6,160	5.500%, 02/01/18 - 12/01/35	6,590
7,395	6.000%, 02/01/33 - 04/01/36	8,051
6,766	6.500%, 11/01/36 - 10/17/38	7,564
302	7.000%, 12/01/14 - 08/01/47	332
83	10.500%, 07/20/21	90
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8	7.500%, 03/01/17 - 05/01/17	8
6	8.750%, 06/01/17	6
4	10.500%, 05/01/19	4
5	12.000%, 08/01/15 - 07/01/19	5
	Federal National Mortgage Association,
15,000	0.000%, 01/25/43	17,081
15	ARM, 1.879%, 03/01/19	16
670	ARM, 1.931%, 08/01/34	703
271	ARM, 2.144%, 01/01/36	287
263	ARM, 2.157%, 01/01/33	275
3,513	ARM, 2.220%, 01/01/35 (m)	3,743
564	ARM, 2.268%, 02/01/35	600
112	ARM, 2.277%, 11/01/33	117
304	ARM, 2.286%, 02/01/35	324
319	ARM, 2.295%, 08/01/34	340
629	ARM, 2.325%, 07/01/33	673
425	ARM, 2.335%, 05/01/34	455
509	ARM, 2.350%, 09/01/36	531
610	ARM, 2.360%, 12/01/37	657
699	ARM, 2.366%, 04/01/35	744
1,048	ARM, 2.370%, 04/01/35	1,109
982	ARM, 2.384%, 05/01/35	1,043
357	ARM, 2.420%, 10/01/34	377
450	ARM, 2.500%, 11/01/33	477
623	ARM, 2.529%, 10/01/34	665
229	ARM, 2.537%, 04/01/34	242
283	ARM, 2.544%, 06/01/35	301
435	ARM, 2.552%, 11/01/37	466
366	ARM, 2.576%, 06/01/34	384
240	ARM, 2.607%, 04/01/34	257
333	ARM, 2.637%, 10/01/34	355
135	ARM, 2.642%, 01/01/34	144
242	ARM, 2.655%, 09/01/35	260
471	ARM, 2.665%, 10/01/34	502
366	ARM, 2.695%, 10/01/36	392
444	ARM, 2.701%, 02/01/34	473
561	ARM, 2.709%, 10/01/34	597
167	ARM, 2.720%, 05/01/35	176
350	ARM, 2.726%, 09/01/34	375
515	ARM, 2.806%, 12/01/36	553
130	ARM, 2.810%, 05/01/35	139
730	ARM, 2.835%, 06/01/36	783
837	ARM, 2.846%, 07/01/37	897
361	ARM, 2.879%, 07/01/36	386
142	ARM, 2.884%, 07/01/37	152
331	ARM, 2.901%, 11/01/36	355
371	ARM, 2.922%, 08/01/36	398
347	ARM, 2.935%, 09/01/33	372
229	ARM, 2.935%, 12/01/36	244
26	ARM, 2.942%, 09/01/27	27
234	ARM, 3.188%, 10/01/36	250
6,407	ARM, 3.217%, 03/01/36	6,834
84	ARM, 3.821%, 03/01/29	90
596	ARM, 4.926%, 07/01/33	635
245	ARM, 5.096%, 01/01/38	261
1,957	ARM, 5.575%, 01/01/23	2,145
22,887	0.000%, 01/01/20 - 01/01/23	23,146
	Federal National Mortgage Association, 15 Year, Single Family,
677	3.500%, 08/01/18	718
1,273	4.000%, 07/01/18 - 12/01/18	1,366
3,080	4.500%, 07/01/18 - 09/01/20	3,367
2,722	5.000%, 12/01/16 - 08/01/24	2,973
5,555	5.500%, 11/01/18 - 11/01/23	6,014
9,526	6.000%, 06/01/16 - 07/01/24	10,408
1,910	6.500%, 09/01/13 - 02/01/24	2,121
1,085	7.000%, 12/01/16 - 08/01/21	1,178
55	7.500%, 03/01/17 - 10/01/17	60
32	8.000%, 06/01/15 - 01/01/16	34
	Federal National Mortgage Association, 20 Year, Single Family,
46,733	3.500%, 12/01/30 - 08/01/32	50,054
37,320	3.500%, 08/01/32 (m)	39,956
1,963	4.500%, 04/01/30	2,120
2,066	5.000%, 10/01/25	2,267
1,001	5.500%, 02/01/23 - 08/01/23	1,097

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
7,340	6.000%, 04/01/24 - 09/01/29	8,062
2,047	6.500%, 06/01/16 - 12/01/27	2,291
50	7.500%, 09/01/21	58
	Federal National Mortgage Association, 30 Year, FHA/VA,
76	6.000%, 09/01/33	86
5,259	6.500%, 02/01/29 - 08/01/39	6,165
235	7.000%, 10/01/28 - 02/01/33	281
61	8.000%, 06/01/28	74
17	8.500%, 03/01/30 - 06/01/30	21
259	9.000%, 05/01/18 - 06/01/31	309
12	10.000%, 07/01/19	13
12	10.500%, 11/01/18	12
25	11.000%, 04/01/19	26
	Federal National Mortgage Association, 30 Year, Single Family,
3,521	4.000%, 08/01/33 - 04/01/34	3,865
1,899	4.500%, 05/01/29 - 09/01/34	2,057
21,274	5.000%, 05/01/33 - 08/01/40	23,572
28,269	5.500%, 11/01/32 - 05/01/40	31,125
7,303	6.000%, 12/01/28 - 11/01/38	8,213
14,393	6.500%, 11/01/29 - 10/01/38	16,305
7,208	7.000%, 04/01/20 - 01/01/39	8,476
4,283	7.500%, 08/01/36 - 04/01/39	5,221
925	8.000%, 03/01/27 - 10/01/36	1,142
93	8.500%, 12/01/27 - 02/01/30	106
1	9.000%, 04/01/26	1
8	9.500%, 07/01/28	9
8	10.000%, 02/01/24	8
5	12.500%, 01/01/16	5
	Federal National Mortgage Association, Other,
5,000	VAR, 0.482%, 11/01/22	5,003
6,000	VAR, 0.502%, 11/01/22	6,004
3,000	VAR, 0.654%, 09/01/22	3,007
13,340	VAR, 0.657%, 10/01/22	13,369
3,383	VAR, 0.764%, 08/01/22	3,392
2,300	VAR, 0.814%, 03/01/22	2,307
4,000	VAR, 0.824%, 04/01/22	4,013
5,000	VAR, 0.834%, 12/01/20	5,097
3,064	VAR, 0.954%, 01/01/19	3,080
4,000	VAR, 0.984%, 04/01/22	4,008
3,947	VAR, 1.014%, 03/01/22	4,010
456	VAR, 2.875%, 08/01/34	488
2,455	VAR, 6.070%, 11/01/18	2,657
5,500	1.446%, 07/01/17	5,636
8,419	2.004%, 01/01/17 - 07/01/19	8,633
5,000	2.056%, 01/01/17	5,086
10,152	2.097%, 08/01/19	10,559
4,600	2.170%, 06/01/19	4,824
8,212	2.211%, 04/01/19	8,641
6,938	2.263%, 05/01/19	7,311
4,478	2.273%, 07/01/19	4,717
12,633	2.370%, 11/01/22 - 12/01/22	12,949
2,000	2.380%, 11/01/22	2,066
6,000	2.410%, 11/01/22	6,165
3,425	2.420%, 12/01/22	3,519
2,510	2.438%, 06/01/19	2,660
5,000	2.449%, 07/01/19	5,314
1,500	2.470%, 11/01/22	1,544
1,443	2.490%, 10/01/17	1,540
9,987	2.530%, 10/01/22	10,435
2,000	2.531%, 06/01/19	2,134
1,496	2.552%, 09/01/22	1,558
4,219	2.593%, 10/01/22	4,406
5,543	2.600%, 10/01/22	5,816
8,000	2.604%, 10/01/22	8,361
8,320	2.650%, 08/01/22	8,705
3,000	2.670%, 07/01/22	3,146
5,456	2.686%, 06/01/22	5,745
2,996	2.690%, 10/01/17	3,215
5,000	2.707%, 10/01/17	5,366
5,965	2.759%, 07/01/22	6,304
5,850	2.779%, 07/01/22	6,189
5,324	2.800%, 03/01/18	5,764
2,972	2.831%, 05/01/22	3,158
6,933	2.841%, 03/01/22 - 07/01/22	7,290
7,000	2.852%, 06/01/22	7,434
11,048	2.883%, 06/01/22 - 07/01/22	11,768
5,250	2.924%, 07/01/22	5,604
8,451	2.955%, 05/01/22 - 08/01/22	9,039
2,417	2.970%, 11/01/18	2,626
9,145	2.996%, 05/01/22 - 09/01/22	9,806
3,968	3.038%, 05/01/22	4,267
6,981	3.063%, 09/01/17	7,560
3,000	3.079%, 06/01/22	3,215
2,555	3.089%, 02/01/22	2,764
4,965	3.120%, 05/01/22	5,367
13,038	3.131%, 12/01/21 - 01/01/22	14,130
3,500	3.141%, 12/01/18	3,833
2,481	3.182%, 05/01/22	2,693

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
8,067	3.193%, 01/01/22	8,781
2,000	3.203%, 05/01/22	2,173
13,500	3.213%, 07/01/18	14,828
8,771	3.224%, 01/01/22 - 05/01/22	9,547
2,650	3.230%, 11/01/20	2,907
1,973	3.234%, 01/01/22	2,151
9,464	3.244%, 02/01/22	10,289
2,000	3.290%, 10/01/20	2,201
3,873	3.306%, 02/01/22	4,234
5,188	3.348%, 01/01/22	5,689
2,000	3.379%, 11/01/20	2,197
2,996	3.389%, 10/01/20	3,282
4,100	3.461%, 11/01/20	4,523
3,692	3.472%, 10/01/20	4,077
3,600	3.482%, 11/01/20	3,978
2,830	3.492%, 01/01/18	3,132
975	3.495%, 10/01/20	1,082
2,007	3.500%, 11/01/40	2,187
2,000	3.503%, 08/01/17	2,197
8,335	3.544%, 09/01/20 - 11/01/21	9,236
776	3.590%, 12/01/20	869
2,500	3.596%, 12/01/20	2,780
2,916	3.600%, 09/01/20	3,261
6,763	3.621%, 09/01/20	7,523
4,997	3.638%, 12/01/20	5,591
9,958	3.658%, 01/01/18 - 10/01/20	11,083
1,200	3.709%, 10/01/21	1,346
14,834	3.730%, 06/01/18 (m)	16,883
6,421	3.740%, 07/01/20 - 08/01/20	7,247
13,362	3.740%, 09/01/20 (m)	14,976
1,500	3.751%, 01/01/18	1,670
2,993	3.802%, 09/01/20	3,364
2,436	3.810%, 01/01/19	2,722
27,000	3.895%, 01/01/21 - 09/01/21	30,715
2,600	3.926%, 08/01/20	2,949
1,593	3.930%, 07/01/20	1,817
4,000	3.940%, 07/01/21	4,605
7,705	3.947%, 06/01/17	8,542
6,200	3.957%, 12/01/21	7,078
2,991	3.960%, 08/01/20	3,418
1,934	3.968%, 09/01/20	2,162
2,000	3.980%, 11/01/16	2,115
2,453	3.988%, 07/01/21	2,801
3,000	3.999%, 01/01/21	3,419
29,220	4.000%, 11/01/33 - 07/01/42	32,225
5,000	4.019%, 09/01/21	5,721
2,000	4.061%, 01/01/21	2,290
7,500	4.081%, 07/01/20	8,569
12,675	4.081%, 07/01/21 (m)	14,547
5,898	4.102%, 06/01/21 - 07/01/21	6,772
2,352	4.123%, 07/01/21	2,705
2,420	4.130%, 07/01/20	2,787
3,000	4.154%, 06/01/21	3,460
1,600	4.174%, 10/01/20	1,844
3,939	4.185%, 08/01/21	4,547
8,000	4.195%, 07/01/21	9,242
7,965	4.201%, 07/01/20	9,181
2,300	4.205%, 10/01/21	2,662
11,251	4.216%, 11/01/26	12,436
1,940	4.257%, 04/01/20	2,229
4,652	4.288%, 08/01/21	5,408
4,000	4.290%, 06/01/20	4,649
8,682	4.298%, 03/01/21 - 07/01/21	10,087
5,755	4.319%, 12/01/19	6,626
1,500	4.330%, 02/01/21	1,757
3,974	4.350%, 04/01/20	4,634
4,508	4.371%, 03/01/20	5,208
4,043	4.380%, 01/01/21 - 04/01/21	4,747
4,500	4.381%, 06/01/21	5,249
2,000	4.391%, 04/01/21	2,341
7,286	4.399%, 02/01/20	8,504
23,982	4.424%, 01/01/20 (m)	27,721
4,892	4.443%, 08/01/20 - 04/01/21	5,670
979	4.444%, 01/01/21	1,153
7,852	4.453%, 06/01/21	9,205
2,459	4.464%, 06/01/21	2,886
1,205	4.474%, 07/01/21	1,415
9,000	4.484%, 06/01/21	10,605
2,047	4.495%, 02/01/21	2,397
155	4.500%, 08/01/33	167
3,879	4.514%, 04/01/20	4,540
4,851	4.515%, 02/01/20	5,666
4,852	4.530%, 12/01/19	5,761
4,436	4.540%, 01/01/20	5,207
5,800	4.546%, 02/01/20	6,785
3,700	4.552%, 08/01/26	4,363
5,961	4.629%, 02/01/21 - 06/01/21	7,068
1,500	4.701%, 04/01/21	1,780
2,953	4.762%, 08/01/26	3,605
4,906	4.794%, 01/01/21	5,822

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,166		5.000%, 04/01/22 - 01/01/36	2,406
4,152		5.135%, 02/01/31	4,831
2,986		5.500%, 03/01/17 - 04/01/38	3,186
5,949		6.000%, 02/01/36 - 11/01/39	6,378
704		6.500%, 10/01/35 - 06/01/36	787
1,580		7.000%, 12/01/36 - 10/01/46	1,782
19		10.195%, 06/15/21	20
–	(h)	10.250%, 07/15/13	—	(h)
5		11.000%, 08/20/20	5
5,000		Government National Mortgage Association, 0.000%, 10/20/62	4,999
82		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	90
		Government National Mortgage Association II, 30 Year, Single Family,
1,309		5.500%, 09/20/39	1,445
16,210		6.000%, 09/20/38 - 08/20/39	18,206
4,143		6.500%, 10/20/33 - 01/20/39	4,755
21		7.500%, 02/20/28 - 09/20/28	26
33		8.000%, 06/20/26 - 10/20/27	40
19		8.500%, 03/20/25 - 05/20/25	23
825		Government National Mortgage Association II, Other, 6.000%, 11/20/38	893
		Government National Mortgage Association, 15 Year, Single Family,
261		6.000%, 06/15/18	288
50		7.000%, 09/15/14 - 10/15/16	53
50		7.500%, 11/15/17	56
103		8.000%, 01/15/16	108
		Government National Mortgage Association, 20 Year, Single Family,
486		6.500%, 08/15/22 - 11/15/23	564
53		7.000%, 08/15/23	63
		Government National Mortgage Association, 30 Year, Single Family,
92		6.375%, 08/15/26	104
3,262		6.500%, 10/15/27 - 04/15/33	3,800
2,840		7.000%, 09/15/31 - 03/15/37	3,377
67		7.500%, 11/15/22 - 01/15/33	73
10		8.000%, 09/15/22 - 04/15/28	11
14		9.000%, 02/15/30 - 01/15/31	14
818		9.500%, 10/15/24	944
7		11.000%, 01/15/21	7

		Total Mortgage Pass-Through Securities (Cost $1,367,199)	1,438,928

U.S. Government Agency Securities — 0.3%
1,000		Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,224
		Federal National Mortgage Association,
3,000		Zero Coupon, 07/05/14	2,961
3,000		Zero Coupon, 06/01/17	2,883
4,000		2.700%, 03/28/22	4,027
2,000		5.375%, 06/12/17	2,421

		Total U.S. Government Agency Securities (Cost $12,771)	13,516

U.S. Treasury Obligations — 3.8%
350		U.S. Treasury Bonds, 8.500%, 02/15/20	532
2,000		U.S. Treasury Bonds STRIPS, 05/15/18	1,918
2,800		U.S. Treasury Inflation Indexed Notes, 0.500%, 04/15/15	3,117
		U.S. Treasury Notes,
1,000		0.250%, 10/31/13	1,000
2,000		0.500%, 10/15/13	2,005
25,000		0.625%, 01/31/13 (m)	25,022
3,500		1.375%, 01/15/13	3,505
470		1.375%, 11/30/18	485
1,500		1.500%, 08/31/18	1,560
5,000		1.750%, 04/15/13 (m)	5,030
1,000		1.750%, 01/31/14	1,018
2,000		1.875%, 04/30/14	2,046
4,000		2.625%, 08/15/20	4,431
1,000		2.625%, 11/15/20	1,107
7,000		2.750%, 10/31/13 (m)	7,162
4,000		2.875%, 01/31/13	4,018
43,000		3.125%, 04/30/13 (m)	43,526
1,737		3.125%, 05/15/19	1,980
5,950		3.375%, 07/31/13 (m)	6,076
22,000		3.500%, 02/15/18 (m)	25,178
7,500		3.500%, 05/15/20 (m)	8,789
5,000		4.250%, 08/15/13 (m)	5,143
2,500		4.750%, 08/15/17	2,985
		U.S. Treasury STRIPS,
3,000		02/15/15	2,980
129		02/15/16	128
486		02/15/17	475
700		05/15/19	657
4,339		05/15/20	3,970
500		08/15/20	455
1,000		05/15/21	888
150		02/15/25	116
200		08/15/28	135
500		02/15/29	332
650		11/15/30	406

		Total U.S. Treasury Obligations (Cost $166,126)	168,175

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.9%
	Investment Company — 4.9%
219,204	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $219,204)	219,204

	Total Investments — 101.9% (Cost $4,325,756)	4,513,978
	Liabilities in Excess of Other Assets — (1.9)%	(82,745)

	NET ASSETS — 100.0%	$4,431,233

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,330
Aggregate gross unrealized depreciation	(18,108)

Net unrealized appreciation/depreciation	$188,222

Federal income tax cost of investments	$4,325,756

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$84,675	$97,362		$182,037
Collateralized Mortgage Obligations
Agency CMO	—	1,615,534	78,532		1,694,066
Non-Agency CMO	—	545,747	130,616		676,363

Total Collateralized Mortgage Obligations	—	2,161,281	209,148		2,370,429

Commercial Mortgage-Backed Securities	—	81,716	39,973		121,689
Mortgage Pass-Through Securities	—	1,416,848	22,080		1,438,928
U.S. Government Agency Securities	—	13,516	—		13,516
U.S. Treasury Obligations	—	168,175	—		168,175
Short-Term Investment
Investment Company	219,204	—	—		219,204

Total Investments in Securities	$219,204	$3,926,211	$368,563	*	$4,513,978

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $368,563,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Mortgage-Backed Securities Fund	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$12,713	$—	$552	$(196)	$104,018	$(30,765)	$11,040	$—	$97,362
Collateralized Mortgage Obligations
Agency CMO	—	—	75	— (a)	73,958	(304)	4,803	—	78,532
Non-Agency CMO	24,032	—	743	64	103,449	(20,812)	23,140	—	130,616
Commercial Mortgage-Backed Securities	—	—	189	16	35,604	(4,425)	8,589	—	39,973
Mortgage Pass-Through Securities	—	—	28	—	22,052	—	—	—	22,080

Total	$36,745	$—	$1,587	$(116)	$339,081	$(56,306)	$47,572	$—	$368,563

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,587,000.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.0% (t)
	Alabama — 0.6%
	Other Revenue — 0.6%
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15	3,198
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,033

	Total Alabama	4,231

	Alaska — 0.9%
	General Obligation — 0.4%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, GO, 5.250%, 04/01/27	2,439

	Housing — 0.2%
1,380	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	1,433

	Other Revenue — 0.3%
2,000	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,007

	Total Alaska	5,879

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.5%
2,910	Pinal County, COP, 5.250%, 12/01/19	3,171

	Hospital — 0.7%
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	1,001
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,316

		4,317

	Housing — 0.1%
	Maricopa County IDA, Single Family Mortgage,
588	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	598
20	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	21
20	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	20

		639

	Other Revenue — 0.2%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,339

	Water & Sewer — 0.5%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,526

	Total Arizona	12,992

	Arkansas — 0.7%
	Housing — 0.1%
495	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	524

	Special Tax — 0.6%
190	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	200
580	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	657
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,055

		3,912

	Total Arkansas	4,436

	California — 3.1%
	General Obligation — 1.0%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,160
3,000	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	2,057
2,500	San Diego Community College District, GO, 5.000%, 08/01/28	3,139

		6,356

	Housing — 0.8%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,481
650	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	674
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	3,123

		5,278

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.1%
2,575	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,750
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,088
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Projects II, Rev., 5.000%, 08/01/29	1,174
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,464

		7,476

	Water & Sewer — 0.2%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,309

	Total California	20,419

	Colorado — 1.6%
	Certificate of Participation/Lease — 0.1%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	781

	General Obligation — 0.6%
2,925	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	3,788

	Hospital — 0.4%
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,640

	Housing — 0.5%
1,377	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	1,483
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
80	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	81
185	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	190
80	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	81
872	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	927
440	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	461
112	IDK Partners III Trust, Pass-Through Certificates, Rev., 5.100%, 08/01/23 (i)	112

		3,335

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	141
35	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	38

		179

	Total Colorado	10,723

	Connecticut — 0.8%
	Other Revenue — 0.8%
	Connecticut State Higher Education Supplemental Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,596
1,560	Series A, Rev., 5.250%, 11/15/23	1,921
1,500	Series A, Rev., 5.250%, 11/15/24	1,831

	Total Connecticut	5,348

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
2,790	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	2,859
485	Series D-1, Rev., AMT, 4.625%, 01/01/23	491

	Total Delaware	3,350

	District of Columbia — 2.1%
	Housing — 0.0% (g)
375	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	377

	Other Revenue — 0.8%
	District of Columbia, Income Tax,
2,355	Series A, Rev., 5.000%, 12/01/18	2,916
1,650	Series B, Rev., 5.250%, 12/01/29	2,074

		4,990

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 1.3%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,564
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,810

		8,374

	Total District of Columbia	13,741

	Florida — 7.7%
	Certificate of Participation/Lease — 1.1%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,983
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,180

		7,163

	Education — 0.8%
	Capital Projects Finance Authority, Capital Projects Loan Program, Student Housing,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,397
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,892

		5,289

	General Obligation — 0.2%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,393

	Housing — 1.5%
955	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,006
1,620	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,658
1,765	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,893
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
705	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	717
735	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	731
420	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	440
1,110	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,134
	Pinellas County Housing Finance Authority, Multi-County Program,
1,140	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,219
600	Series B-1, Rev., GNMA/FNMA, LOC: FNMA, 5.200%, 03/01/36	621

		9,419

	Other Revenue — 2.0%
1,870	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,012
1,390	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,508
2,900	Florida Water Pollution Control Financing Corp., Series A, Rev., 5.000%, 07/15/22	3,630
1,035	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	1,194
2,500	Miami-Dade County, Special Obligation, Series A, Rev., 5.000%, 10/01/30	2,939
690	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22 (p)	701
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,215

		13,199

	Prerefunded — 0.1%
310	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 04/01/13 (p)	315

	Utility — 1.0%
5,000	City of Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	6,379

	Water & Sewer — 1.0%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,706

	Total Florida	49,863

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — 2.2%
	Certificate of Participation/Lease — 1.0%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	6,382

	General Obligation — 1.0%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,536

	Housing — 0.2%
1,500	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,522

	Total Georgia	14,440

	Hawaii — 0.8%
	General Obligation — 0.8%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,821
2,900	Series D, GO, 5.250%, 09/01/27	3,589

	Total Hawaii	5,410

	Idaho — 0.1%
	Housing — 0.1%
515	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	520
	Idaho Housing & Finance Association, Single Family Mortgage,
15	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	15
50	Series E-2, Rev., 5.950%, 07/01/14	50
50	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	51

	Total Idaho	636

	Illinois — 3.6%
	General Obligation — 1.1%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/24	3,449
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,292
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,376

		7,117

	Housing — 1.2%
	City of Aurora, Single Family Mortgage,
951	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	981
1,092	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,156
	City of Chicago, Single Family Mortgage,
1,525	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	1,525
1,850	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	1,971
2,025	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,134
30	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	30

		7,797

	Other Revenue — 1.3%
1,700	Illinois Developmet Finance Authority, Depaul University, Series C, Rev., 5.250%, 10/01/24	1,841
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke Company Project, Rev., VAR, 2.125%, 07/01/14	1,018
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19 (w)	589
1,000	Series A, Rev., 5.000%, 05/15/20 (w)	1,184
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,770
1,500	Rev., 5.250%, 06/01/20	1,809

		8,211

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	23,225

	Indiana — 1.7%
	General Obligation — 0.2%
1,285	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA/COLL, 4.500%, 06/01/28	1,383

	Hospital — 0.4%
	Indiana Health & Educational Facilities Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,188
1,000	Rev., 5.250%, 11/15/25	1,051

		2,239

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.1%
810	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	812

	Other Revenue — 0.3%
475	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	514
1,250	Indiana State Finance Authority, Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,506

		2,020

	Water & Sewer — 0.7%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,550

	Total Indiana	11,004

	Iowa — 0.5%
	Housing — 0.5%
680	Iowa Finance Authority, Mortgage-Backed Securities Program, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	721
2,295	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,296

	Total Iowa	3,017

	Kansas — 0.4%
	Housing — 0.4%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
600	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	639
360	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	384
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
450	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	485
825	Series B-3, Rev., GNMA/FNMA, 5.850%, 12/01/34	874

	Total Kansas	2,382

	Kentucky — 0.3%
	Other Revenue — 0.3%
1,750	Louisville & Jefferson County, Metro Government Pollution Control, Gas & Electric Co., Project, Series A, Rev., VAR, 1.650%, 04/03/17	1,791

	Louisiana — 1.4%
	Certificate of Participation/Lease — 0.2%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,089

	Hospital — 0.0% (g)
315	St. Tammany Parish Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	315

	Housing — 0.6%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
60	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	61
1,550	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	1,552
453	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	479
1,250	Jefferson Parish Finance Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13 (p)	1,293
545	Louisiana Housing Finance Agency, Home Ownership Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	551

		3,936

	Other Revenue — 0.6%
470	Louisiana Housing Finance Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA, 4.600%, 12/01/28	505
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,582

		4,087

	Total Louisiana	9,427

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — 2.7%
	General Obligation — 2.5%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,165
3,000	Series B, GO, 5.000%, 03/01/19	3,769
6,000	State of Maryland, State and Local Facilities Lien, Series 1, GO, 5.000%, 03/15/17 (p)	7,136

		16,070

	Housing — 0.2%
650	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	680
440	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	456
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	102

		1,238

	Total Maryland	17,308

	Massachusetts — 5.6%
	Education — 0.6%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Rev., 5.250%, 07/01/33	1,219
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,149
1,060	Rev., 5.000%, 10/15/17	1,205

		3,573

	General Obligation — 2.2%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,287
7,925	Massachusetts Water Resources Authority, Series B, GO, AGM, 5.250%, 08/01/28	10,935

		14,222

	Housing — 0.9%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,153
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	312
	New Bedford Housing Authority, Capital Funding Program,
725	Series A, Rev., 3.750%, 10/01/13	744
750	Series A, Rev., 3.900%, 10/01/14	793

		6,002

	Other Revenue — 0.9%
2,500	Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.000%, 08/15/26	3,175
2,000	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	2,786

		5,961

	Water & Sewer — 1.0%
5,000	Massachusetts State Water Pollution Abatement, Pool Program, Rev., 5.250%, 08/01/24	6,711

	Total Massachusetts	36,469

	Michigan — 3.5%
	Education — 0.8%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,869

	General Obligation — 0.2%
1,000	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,168

	Hospital — 0.4%
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,633

	Housing — 0.5%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,125
1,235	Michigan State Housing Development Authority, Single Family Mortgage, Series A, Rev., AMT, 5.000%, 06/01/30	1,253

		3,378

	Other Revenue — 0.7%
1,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/30	1,246
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	2,017
1,255	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,392

		4,655

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.9%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	6,094

	Total Michigan	22,797

	Minnesota — 3.7%
	General Obligation — 0.9%
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,686

	Housing — 1.5%
	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage,
2,747	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	2,901
327	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	338
1,230	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,232
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living,
1,987	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	2,112
2,460	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	2,640
705	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., VAR, AMT, 5.500%, 01/01/38	732

		9,955

	Other Revenue — 1.3%
920	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	994
	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program,
1,785	Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,911
730	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	793
1,000	Minnesota Housing Finance Agency, Non AMT, Non ACE, Series D, Rev., FHLMC, 4.000%, 07/01/40	1,066
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,269
1,070	Rev., 5.250%, 08/01/25	1,329
825	Rev., 5.250%, 08/01/26	998

		8,360

	Total Minnesota	24,001

	Mississippi — 0.8%
	Housing — 0.5%
3,585	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	3,585

	Other Revenue — 0.3%
1,755	Mississippi Home Corp., Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,879

	Total Mississippi	5,464

	Missouri — 1.2%
	Housing — 0.9%
	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage,
980	Rev., AMT, GNMA, 6.000%, 03/01/36	1,006
1,980	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	2,124
450	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	463
825	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	889
1,115	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,186

		5,668

	Transportation — 0.3%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,387

	Total Missouri	8,055

	Montana — 0.0% (g)
	Housing — 0.0% (g)
210	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	218

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.3%
	Housing — 0.1%
570	Nebraska Investment Finance Authority, Single Family Housing, Series C, Rev., 5.500%, 03/01/36	570

	Other Revenue — 0.2%
1,000	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	1,117

	Total Nebraska	1,687

	Nevada — 2.0%
	Education — 1.0%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	6,111

	General Obligation — 0.8%
3,500	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	3,744
1,360	Las Vegas Convention & Visitors Authority, GO, AMBAC, 5.000%, 07/01/29	1,498

		5,242

	Housing — 0.2%
490	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	491
779	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	826

		1,317

	Other Revenue — 0.0% (g)
45	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	46

	Total Nevada	12,716

	New Hampshire — 1.2%
	Housing — 0.2%
1,290	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,433

	Other Revenue — 1.0%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,861
900	Rev., NATL-RE, 5.500%, 06/01/27	1,278

		6,139

	Total New Hampshire	7,572

	New Jersey — 2.4%
	General Obligation — 0.2%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,684

	Other Revenue — 1.8%
2,310	Casino Reinvestment Development Authority, Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,478
500	Gloucester County Improvement Authority, Solid Waste Resource, Waste Management, Inc., Series A, Rev., VAR, 2.625%, 12/01/17	500
250	New Jersey Education Facilities Authority, College, Series A, Rev., 5.000%, 07/01/18	301
1,300	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	1,458
	Tobacco Settlement Financing Corp.,
2,500	Series 1A, Rev., 5.000%, 06/01/14	2,638
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,290
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,869

		11,534

	Transportation — 0.4%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,589

	Total New Jersey	15,807

	New Mexico — 0.8%
	General Obligation — 0.2%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, GO, 5.000%, 06/15/17	1,192

	Housing — 0.6%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,750	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,795
535	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	567
1,585	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,717

		4,079

	Total New Mexico	5,271

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — 7.3%
	Certificate of Participation/Lease — 2.5%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	6,332
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,052
5,900	New York State Dormitory Authority, Personal Education, Series C, Rev., COP, 5.000%, 03/15/26	6,983

		16,367

	Education — 0.9%
5,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.000%, 03/15/21	5,892

	General Obligation — 0.2%
1,520	New York City, Unrefunded Balance, Series D, GO, 5.000%, 11/01/22	1,652

	Housing — 0.3%
1,700	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	1,822

	Other Revenue — 2.4%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,705
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second Resolution, Series EE, Rev., 5.000%, 06/15/29	3,719
2,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Series A, Rev., 5.250%, 06/15/27	3,112
3,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution, Series B, Rev., 5.000%, 06/15/28	3,733
1,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,244

		15,513

	Prerefunded — 0.0% (g)
180	New York City, Series D, GO, 5.000%, 11/01/14 (p)	196

	Special Tax — 0.4%
2,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.250%, 02/15/24	2,476

	Transportation — 0.6%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,880

	Total New York	47,798

	North Carolina — 2.8%
	Education — 0.9%
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,688
3,300	University of North Carolina System, Appalachian State University, Series B1, Rev., 5.250%, 10/01/23	4,055

		5,743

	Housing — 0.5%
335	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	340
	North Carolina Housing Finance Agency, Home Ownership,
520	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	525
720	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	732
1,705	Series 30-A, Rev., AMT, 5.500%, 01/01/39	1,774

		3,371

	Other Revenue — 0.8%
3,000	State of North Carolina, Capital Improvement, Series A, Rev., 5.000%, 05/01/17	3,549
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,534

		5,083

	Water & Sewer — 0.6%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	4,132

	Total North Carolina	18,329

	North Dakota — 1.2%
	General Obligation — 0.2%
1,350	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, GO, 4.500%, 01/01/35	1,431

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.3%
1,730	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,856

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,227

	Other Revenue — 0.3%
1,865	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	1,988

	Total North Dakota	7,502

	Ohio — 3.6%
	General Obligation — 1.3%
1,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,056
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,452

		8,508

	Housing — 0.4%
230	Cuyahoga County, Carter Manor, Multi-Family Housing, Rev., GNMA, 4.000%, 09/20/14	235
40	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	40
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
225	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	228
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	606
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,064

		2,173

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,001
205	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	207
200	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, Rev., 4.500%, 05/15/30	189

		1,397

	Other Revenue — 0.8%
1,300	American Municipal Power, Inc., Prairie Street Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,546
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,180
85	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	92
2,020	Ohio State, Parks & Recreation Capital Facilities, Lease Appropriation Improvement Projects, Series A, Rev., 5.000%, 12/01/18	2,439

		5,257

	Water & Sewer — 0.9%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	6,030

	Total Ohio	23,365

	Oklahoma — 0.7%
	Housing — 0.7%
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
2,130	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	2,202
695	Series A-2, Rev., GNMA, 5.700%, 04/01/36	698
1,540	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,651

	Total Oklahoma	4,551

	Oregon — 1.3%
	General Obligation — 0.2%
1,000	City of Portland, River District Urban Renewal & Redevelopment, Tax Allocation, Series B, GO, 5.000%, 06/15/18	1,180

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 0.4%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of West, 5.100%, 11/01/17	2,593

	Other Revenue — 0.7%
1,040	Oregon State Department of Administrative Services, Lottery, Series A, Rev., AGM, 5.000%, 04/01/26	1,207
2,980	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	3,194

		4,401

	Total Oregon	8,174

	Other Territories — 0.5%
	Housing — 0.5%
1,920	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,921
1,185	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,185

	Total Other Territories	3,106

	Pennsylvania — 3.7%
	Education — 0.8%
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,911

	Housing — 0.1%
425	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	433
55	Philadelphia Authority for Industrial Development, Senior Living, Arbor House Project, Series E, Rev., 4.700%, 07/01/13	55
40	Philadelphia Authority for Industrial Development, Senior Living, Rieder House Project, Series A, Rev., 4.700%, 07/01/13	40
45	Philadelphia Authority for Industrial Development, Senior Living, Saligman House Project, Series C, Rev., 4.700%, 07/01/13	45

		573

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,584

	Other Revenue — 2.0%
3,000	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	3,429
1,500	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., 5.000%, 01/01/22	1,758
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	3,077
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 01/01/21	1,231
2,000	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/19	2,386
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,472

		13,353

	Resource Recovery — 0.6%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,946

	Total Pennsylvania	24,367

	South Carolina — 3.1%
	Certificate of Participation/Lease — 1.0%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,925
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,610

		6,535

	General Obligation — 1.1%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	7,142

	Hospital — 0.8%
1,090	Lexington County Health Services District, Inc., Rev., 6.000%, 05/01/14	1,166

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital –– Continued
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,408

		5,574

	Other Revenue — 0.2%
1,045	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,124

	Total South Carolina	20,375

	South Dakota — 0.5%
	Housing — 0.3%
1,730	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	1,796

	Other Revenue — 0.2%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,158

	Total South Dakota	2,954

	Tennessee — 3.7%
	General Obligation — 0.5%
3,095	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, 3.750%, 01/01/25	3,093

	Housing — 1.1%
1,970	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Multi-Family Housing, Rev., VAR, AMT, FHLMC, 5.000%, 10/01/17	2,159
	Tennessee Housing Development Agency,
2,105	Series A-1, Rev., 5.000%, 01/01/27	2,258
1,750	Series A-2, Rev., 4.200%, 07/01/25	1,913
960	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	999

		7,329

	Transportation — 0.2%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,200

	Utility — 0.9%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	5,954

	Water & Sewer — 1.0%
5,000	Metropolitan Government Nashville & Davidson County, Revenue Refunding, Series A, Rev., AGM, 5.250%, 01/01/21	6,466

	Total Tennessee	24,042

	Texas — 8.5%
	General Obligation — 2.7%
1,150	Conroe Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/19	1,419
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,737
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,888
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,509
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,303
1,015	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/30	1,195
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,916

		17,967

	Hospital — 0.0% (g)
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	101

	Housing — 1.4%
1,460	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,461
1,780	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	1,897
550	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	555
1,315	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,385
2,816	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.350%, 09/01/39	2,887

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
245	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	251
487	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	512

		8,948

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	1,004
2,000	Rev., 5.000%, 02/01/23	2,275

		3,279

	Other Revenue — 1.1%
1,895	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	2,064
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,851

		6,915

	Transportation — 1.7%
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,340
1,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/22	1,710
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,837

		10,887

	Utility — 0.2%
950	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	1,071

	Water & Sewer — 0.9%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,944

	Total Texas	55,112

	Utah — 0.9%
	Certificate of Participation/Lease — 0.2%
970	Utah Transit Authority, Sales Tax, Rev., COP, AGM, 5.250%, 06/15/29	1,364

	Education — 0.7%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	4,233

	Housing — 0.0% (g)
50	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	50

	Total Utah	5,647

	Vermont — 0.2%
	Other Revenue — 0.2%
965	Vermont Housing Finance Agency, Mutliple Purpose, Series B, Rev., AMT, FHLMC, 4.125%, 11/01/42	1,007

	Virginia — 1.9%
	General Obligation — 0.6%
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,784

	Other Revenue — 0.4%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,500

	Resource Recovery — 0.2%
1,110	Virginia Resources Authority, Pooled Financing, Series A, Rev., 5.000%, 11/01/17	1,338

	Transportation — 0.7%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	4,559

	Total Virginia	12,181

	Washington — 0.3%
	Other Revenue — 0.3%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	613
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,122

	Total Washington	1,735

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	West Virginia — 0.5%
	Other Revenue — 0.5%
2,690	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facility, Series A, Rev., 5.000%, 06/01/29 (w)	3,228

	Wisconsin — 2.1%
	Education — 0.8%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	5,197

	General Obligation — 0.9%
3,500	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,406
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,817

		6,223

	Other Revenue — 0.4%
2,000	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,493

	Total Wisconsin	13,913

	Total Municipal Bonds (Cost $587,740)	637,065

SHARES
Investment Company — 0.9%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	6,187

Short-Term Investment — 0.2%
	Investment Company — 0.2%
1,160	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $1,160)	1,160

	Total Investments — 99.1% (Cost $594,330)	644,412
	Other Assets in Excess of Liabilities — 0.9%	5,870

	NET ASSETS — 100.0%	$650,282

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under
the Investment Company Act of 1940, as amended, and
advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures
approved by the Board of Trustees and may be difficult to
sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed
delivery securities and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,496
Aggregate gross unrealized depreciation	(414)

Net unrealized appreciation/depreciation	$50,082

Federal income tax cost of investments	$594,330

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$4,231	$—	$4,231
Alaska
General Obligation	—	2,439	—	2,439
Housing	—	1,433	—	1,433
Other Revenue	—	2,007	—	2,007

Total Alaska	—	5,879	—	5,879

Arizona
Certificate of Participation/Lease	—	3,171	—	3,171
Hospital	—	4,317	—	4,317
Housing	—	639	—	639
Other Revenue	—	1,339	—	1,339
Water & Sewer	—	3,526	—	3,526

Total Arizona	—	12,992	—	12,992

Arkansas
Housing	—	524	—	524
Special Tax	—	3,912	—	3,912

Total Arkansas	—	4,436	—	4,436

California
General Obligation	—	6,356	—	6,356
Housing	—	5,278	—	5,278
Other Revenue	—	7,476	—	7,476
Water & Sewer	—	1,309	—	1,309

Total California	—	20,419	—	20,419

Colorado
Certificate of Participation/Lease	—	781	—	781
General Obligation	—	3,788	—	3,788
Hospital	—	2,640	—	2,640
Housing	—	3,223	112	3,335
Prerefunded	—	179	—	179

Total Colorado	—	10,611	112	10,723

Connecticut
Other Revenue	—	5,348	—	5,348
Delaware
Housing	—	3,350	—	3,350
District of Columbia
Housing	—	377	—	377
Other Revenue	—	4,990	—	4,990
Transportation	—	8,374	—	8,374

Total District of Columbia	—	13,741	—	13,741

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Florida
Certificate of Participation/Lease	$—	$7,163	$—	$7,163
Education	—	5,289	—	5,289
General Obligation	—	1,393	—	1,393
Housing	—	9,419	—	9,419
Other Revenue	—	13,199	—	13,199
Prerefunded	—	315	—	315
Utility	—	6,379	—	6,379
Water & Sewer	—	6,706	—	6,706

Total Florida	—	49,863	—	49,863

Georgia
Certificate of Participation/Lease	—	6,382	—	6,382
General Obligation	—	6,536	—	6,536
Housing	—	1,522	—	1,522

Total Georgia	—	14,440	—	14,440

Hawaii
General Obligation	—	5,410	—	5,410
Idaho
Housing	—	636	—	636
Illinois
General Obligation	—	7,117	—	7,117
Housing	—	7,797	—	7,797
Other Revenue	—	8,211	—	8,211
Transportation	—	100	—	100

Total Illinois	—	23,225	—	23,225

Indiana
General Obligation	—	1,383	—	1,383
Hospital	—	2,239	—	2,239
Housing	—	812	—	812
Other Revenue	—	2,020	—	2,020
Water & Sewer	—	4,550	—	4,550

Total Indiana	—	11,004	—	11,004

Iowa
Housing	—	3,017	—	3,017
Kansas
Housing	—	2,382	—	2,382
Kentucky
Other Revenue	—	1,791	—	1,791
Louisiana
Certificate of Participation/Lease	—	1,089	—	1,089
Hospital	—	315	—	315
Housing	—	3,936	—	3,936
Other Revenue	—	4,087	—	4,087

Total Louisiana	—	9,427	—	9,427

Maryland
General Obligation	—	16,070	—	16,070
Housing	—	1,238	—	1,238

Total Maryland	—	17,308	—	17,308

Massachusetts
Education	—	3,573	—	3,573
General Obligation	—	14,222	—	14,222
Housing	—	6,002	—	6,002
Other Revenue	—	5,961	—	5,961
Water & Sewer	—	6,711	—	6,711

Total Massachusetts	—	36,469	—	36,469

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan
Education	$—	$4,869	$—	$4,869
General Obligation	—	1,168	—	1,168
Hospital	—	2,633	—	2,633
Housing	—	3,378	—	3,378
Other Revenue	—	4,655	—	4,655
Water & Sewer	—	6,094	—	6,094

Total Michigan	—	22,797	—	22,797

Minnesota
General Obligation	—	5,686	—	5,686
Housing	—	9,955	—	9,955
Other Revenue	—	8,360	—	8,360

Total Minnesota	—	24,001	—	24,001

Mississippi
Housing	—	3,585	—	3,585
Other Revenue	—	1,879	—	1,879

Total Mississippi	—	5,464	—	5,464

Missouri
Housing	—	5,668	—	5,668
Transportation	—	2,387	—	2,387

Total Missouri	—	8,055	—	8,055

Montana
Housing	—	218	—	218
Nebraska
Housing	—	570	—	570
Other Revenue	—	1,117	—	1,117

Total Nebraska	—	1,687	—	1,687

Nevada
Education	—	6,111	—	6,111
General Obligation	—	5,242	—	5,242
Housing	—	1,317	—	1,317
Other Revenue	—	46	—	46

Total Nevada	—	12,716	—	12,716

New Hampshire
Housing	—	1,433	—	1,433
Other Revenue	—	6,139	—	6,139

Total New Hampshire	—	7,572	—	7,572

New Jersey
General Obligation	—	1,684	—	1,684
Other Revenue	—	11,534	—	11,534
Transportation	—	2,589	—	2,589

Total New Jersey	—	15,807	—	15,807

New Mexico
General Obligation	—	1,192	—	1,192
Housing	—	4,079	—	4,079

Total New Mexico	—	5,271	—	5,271

New York
Certificate of Participation/Lease	—	16,367	—	16,367
Education	—	5,892	—	5,892
General Obligation	—	1,652	—	1,652
Housing	—	1,822	—	1,822
Other Revenue	—	15,513	—	15,513
Prerefunded	—	196	—	196
Special Tax	—	2,476	—	2,476
Transportation	—	3,880	—	3,880

Total New York	—	47,798	—	47,798

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Carolina
Education	$—	$5,743	$—	$5,743
Housing	—	3,371	—	3,371
Other Revenue	—	5,083	—	5,083
Water & Sewer	—	4,132	—	4,132

Total North Carolina	—	18,329	—	18,329

North Dakota
General Obligation	—	1,431	—	1,431
Housing	—	1,856	—	1,856
Industrial Development
Revenue/Pollution Control
Revenue	—	2,227	—	2,227
Other Revenue	—	1,988	—	1,988

Total North Dakota	—	7,502	—	7,502

Ohio
General Obligation	—	8,508	—	8,508
Housing	—	2,173	—	2,173
Industrial Development
Revenue/Pollution Control
Revenue	—	1,397	—	1,397
Other Revenue	—	5,257	—	5,257
Water & Sewer	—	6,030	—	6,030

Total Ohio	—	23,365	—	23,365

Oklahoma
Housing	—	4,551	—	4,551
Oregon
General Obligation	—	1,180	—	1,180
Housing	—	2,593	—	2,593
Other Revenue	—	4,401	—	4,401

Total Oregon	—	8,174	—	8,174

Other Territories
Housing	—	3,106	—	3,106
Pennsylvania
Education	—	4,911	—	4,911
Housing	—	573	—	573
Industrial Development
Revenue/Pollution Control
Revenue	—	1,584	—	1,584
Other Revenue	—	13,353	—	13,353
Resource Recovery	—	3,946	—	3,946

Total Pennsylvania	—	24,367	—	24,367

South Carolina
Certificate of Participation/Lease	—	6,535	—	6,535
General Obligation	—	7,142	—	7,142
Hospital	—	5,574	—	5,574
Other Revenue	—	1,124	—	1,124

Total South Carolina	—	20,375	—	20,375

South Dakota
Housing	—	1,796	—	1,796
Other Revenue	—	1,158	—	1,158

Total South Dakota	—	2,954	—	2,954

Tennessee
General Obligation	—	3,093	—	3,093
Housing	—	7,329	—	7,329
Transportation	—	1,200	—	1,200
Utility	—	5,954	—	5,954
Water & Sewer	—	6,466	—	6,466

Total Tennessee	—	24,042	—	24,042

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	$—	$17,967	$—	$17,967
Hospital	—	101	—	101
Housing	—	8,948	—	8,948
Industrial Development
Revenue/Pollution Control
Revenue	—	3,279	—	3,279
Other Revenue	—	6,915	—	6,915
Transportation	—	10,887	—	10,887
Utility	—	1,071	—	1,071
Water & Sewer	—	5,944	—	5,944

Total Texas	—	55,112	—	55,112

Utah
Certificate of Participation/Lease	—	1,364	—	1,364
Education	—	4,233	—	4,233
Housing	—	50	—	50

Total Utah	—	5,647	—	5,647

Vermont
Other Revenue	—	1,007	—	1,007
Virginia
General Obligation	—	3,784	—	3,784
Other Revenue	—	2,500	—	2,500
Resource Recovery	—	1,338	—	1,338
Transportation	—	4,559	—	4,559

Total Virginia	—	12,181	—	12,181

Washington
Other Revenue	—	1,735	—	1,735
West Virginia
Other Revenue	—	3,228	—	3,228
Wisconsin
Education	—	—	5,197	5,197
General Obligation	—	6,223	—	6,223
Other Revenue	—	2,493	—	2,493

Total Wisconsin	—	8,716	5,197	13,913

Total Municipal Bonds	—	631,756	5,309	637,065

Investment Company	6,187	—	—	6,187
Short-Term Investment
Investment Company	1,160	—	—	1,160

Total Investments in Securities	$7,347	$631,756	$5,309	$644,412

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Colorado — Housing	$121	$—	$—	$—	$—	$(9)	$—	$—	$112
Wisconsin — Education	5,191	—	6	—	—	—	—	—	5,197

	$5,312	$—	$6	$—	$—	$(9)	$—	$—	$5,309

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3) was approximately $6,000.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 7.6%
	Florida — 0.1%
4,420	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.180%, 12/03/12	4,420

	Michigan — 5.3%
3,500	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.220%, 12/03/12	3,500
	Michigan State Housing Development Authority, Rental Housing,
64,575	Series A, Rev., VRDO, AMT, AGM, 0.300%, 12/03/12	64,575
33,260	Series A, Rev., VRDO, AMT, AGM, 0.300%, 12/03/12	33,260
57,305	Series C, Rev., VRDO, AMT, AGM, 0.300%, 12/03/12	57,305

		158,640

	New York — 1.4%
10,445	New York Mortgage Agency, Series 142, Rev., VRDO, 0.190%, 12/03/12	10,445
20,000	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/03/12	20,000
12,600	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 12/03/12	12,600

		43,045

	Ohio — 0.1%
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
230	Series A, Rev., VRDO, 0.190%, 12/03/12	230
2,195	Series A, Rev., VRDO, 0.190%, 12/03/12	2,195

		2,425

	Oklahoma — 0.2%
	Oklahoma State Capital Improvement Authority, Higher Education,
100	Series D1, Rev., VRDO, 0.210%, 12/03/12	100
5,450	Series D2, Rev., VRDO, 0.210%, 12/03/12	5,450

		5,550

	Tennessee — 0.5%
14,375	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/03/12	14,375

	Total Daily Demand Notes (Cost $228,455)	228,455

Municipal Bonds — 12.2%
	Connecticut — 1.6%
16,000	City of Hartford, Series A, GO, BAN, 2.000%, 04/11/13	16,093
33,135	City of New Britain, GO, BAN, 1.250%, 03/27/13	33,218

		49,311

	Florida — 0.7%
22,145	Wells Fargo Stage Trust Various States, Series 39Z, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 05/09/13 (e)	22,145

	New Jersey — 6.9%
20,543	Bergen County, Borough of Edgewater, GO, BAN, 1.500%, 07/26/13	20,653
10,400	Burlington County Bridge Commission, Solid Waste Project, Rev., 2.000%, 10/08/13	10,532
9,026	City of New Brunswick, Middlesex County, GO, BAN, 1.500%, 06/25/13	9,071
100,000	State of New Jersey, Tax and Revenue, Series C, Rev., TRAN, 2.500%, 06/27/13	101,229
19,936	Township of East Brunswick, Middlesex County, GO, BAN, 1.500%, 04/10/13	19,999
	Township of North Bergen, Hudson County,
7,505	GO, BAN, 1.500%, 04/03/13	7,532
9,272	GO, BAN, 1.500%, 04/03/13	9,306
20,645	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/30/13	20,696
8,890	Township of West Milford, Passaic County, GO, BAN, 1.500%, 04/12/13	8,921

		207,939

	New York — 1.7%
8,630	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/28/13	8,662
18,500	Clinton County, Northern Adirondack Central School District at Ellenburg, GO, BAN, 1.500%, 08/02/13	18,619

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
9,000	Onondaga County, Liverpool Central School District, Series A, GO, RAN, 1.250%, 07/05/13	9,033
13,000	Suffolk County, Copiague Union Free School District, GO, TAN, 1.500%, 06/19/13	13,076

		49,390

	Ohio — 0.6%
17,000	City of Marysville, Wastewater Treatment Systems, GO, BAN, 1.500%, 05/30/13	17,071
2,000	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	2,014

		19,085

	Washington — 0.7%
20,000	Wells Fargo Stage Trust, Floater Certificates, Series 16C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.270%, 05/09/13 (e)	20,000

	Total Municipal Bonds (Cost $367,870)	367,870

Municipal Commercial Paper — 1.8% (n)
	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.290%, 02/04/13 (m)	22,000
	Massachusetts — 1.1%
34,000	Massachusetts State Water Resources Authority, 0.310%, 12/18/12	34,000

	Total Municipal Commercial Paper (Cost $56,000)	56,000

Weekly Demand Notes — 69.6%
	Alabama — 0.9%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Rev., VRDO, BHAC-CR FSA, 0.210%, 12/07/12 (e)	10,890
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.200%, 12/07/12	15,000

		25,890

	Alaska — 0.6%
16,690	Deutsche Bank Spears/Lifers Trust Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	16,690

	Arizona — 0.7%
20,380	Puttable Floating Option Tax-Exempt Receipts, Series PT-4605, Rev., VRDO, LIQ: PB Capital Corp., 0.210%, 12/07/12	20,380

	California — 5.3%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.410%, 12/07/12 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.210%, 12/07/12	15,000
	Deutsche Bank Spears/Lifers Trust Various States,
38,790	Series DB-455, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 12/07/12	38,790
4,700	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12 (e)	4,700
	Puttable Floating Option Tax-Exempt Receipts,
6,695	Series PT-4720, Rev., VRDO, LIQ: FHLMC, 0.390%, 12/07/12 (e)	6,695
5,480	Series PT-4721, Rev., VRDO, LIQ: FHLMC, 0.390%, 12/07/12 (e)	5,480
32,840	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/12	32,840
	Wells Fargo Stage Trust, Floater Certificates,
15,835	Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 12/07/12	15,835
21,220	Series 49C, GO, VRDO, AGC, LIQ: Wells Fargo Bank N.A., 0.240%, 12/07/12 (e)	21,220

		158,460

	Colorado — 2.6%
	Denver City & County, Airport,
7,100	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.290%, 12/07/12	7,100
12,600	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.290%, 12/07/12	12,600
	Deutsche Bank Spears/Lifers Trust Various States,
16,970	Series DB-467, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	16,970

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Colorado — Continued
20,105	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	20,105
21,190	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	21,190

		77,965

	Delaware — 0.8%
4,505	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.490%, 12/07/12	4,505
18,225	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 12/07/12	18,225

		22,730

	District of Columbia — 0.7%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12 (e)	13,150
7,500	Rib Floater Trust Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.200%, 12/07/12 (e)	7,500

		20,650

	Florida — 4.9%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 12/07/12	17,800
	Deutsche Bank Spears/Lifers Trust Various States,
59,490	Series DB-478, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	59,490
20,480	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	20,480
15,560	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/07/12	15,560
6,795	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.200%, 12/07/12	6,795
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.270%, 06/28/13 (i)	13,460
4,055	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	4,055
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/07/12	11,270

		148,910

	Georgia — 2.9%
15,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.270%, 12/07/12	15,000
	Fulton County Development Authority, FlightSafety International, Inc. Project,
25,000	Series B, Rev., VRDO, 0.180%, 12/07/12	25,000
9,350	Series B, Rev., VRDO, 0.180%, 12/07/12	9,350
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.220%, 12/07/12	8,045
	Municipal Electric Authority of Georgia,
14,605	Series SGC-32, Class A, Rev., VRDO, FGIC-TCRS, LOC: Societe Generale, LIQ: Societe Generale, 0.210%, 12/07/12	14,605
4,620	Series SGC-60, Class A, Rev., VRDO, NATL-RE-IBC, LOC: Societe Generale, LIQ: Societe Generale, 0.210%, 12/07/12 (e)	4,620
9,395	Wells Fargo Stage Trust, GO, VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.240%, 12/07/12 (e)	9,395

		86,015

	Illinois — 3.3%
	Deutsche Bank Spears/Lifers Trust Various States,
13,347	Series DBE-660, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/12	13,347
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	31,420
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/12	10,000
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.290%, 12/07/12	10,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Illinois — Continued
18,105	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.360%, 12/07/12 (e)	18,105
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, LIQ: Societe Generale, 0.210%, 12/07/12	4,000
4,700	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 12/07/12	4,700
630	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 12/07/12	630
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.310%, 12/07/12	7,300

		99,502

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 12/07/12	4,100

	Kansas — 0.9%
26,170	City of Wichita, FlightSafety, Rev., VRDO, 0.180%, 12/07/12	26,170

	Kentucky — 0.4%
12,050	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.180%, 12/07/12	12,050

	Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.310%, 12/07/12	4,600

	Maine — 0.6%
17,540	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.210%, 12/07/12	17,540

	Maryland — 0.8%
7,925	Austin Trust, Various States, Series 2007- 1023, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 12/07/12	7,925
15,555	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 12/07/12	15,555

		23,480

	Massachusetts — 2.4%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.250%, 06/28/13 (i)	16,050
33,385	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.320%, 12/07/12 (e)	33,385
9,450	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.200%, 12/07/12	9,450
14,400	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.250%, 06/28/13 (i)	14,400

		73,285

	Michigan — 4.7%
1,850	Austin Trust, Various States, Series 2008- 1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.250%, 12/07/12	1,850
12,815	Detroit City School District, Series ROCS- RR-II-R-11784, GO, VRDO, AGM, Q- SBLF, LIQ: Citibank N.A., 0.360%, 12/07/12 (e)	12,815
1,600	Kent Hospital Finance Authority, Spectrum Health System, Subseries B-3, Rev., VRDO, 0.150%, 12/07/12	1,600
	Michigan Higher Education Facilities Authority, Law School Project,
5,640	Rev., VRDO, LOC: Comerica Bank, 0.170%, 12/07/12	5,640
155	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/12	155
16,665	Michigan State Building Authority, Series ROCS-RR-II-R-717PB, Rev., VRDO, AGM-CR, FGIC, LIQ: PB Capital Corp., 0.250%, 12/07/12	16,665
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
8,600	Rev., VRDO, 0.250%, 06/28/13 (i)	8,600
11,200	Rev., VRDO, 0.250%, 06/28/13 (i)	11,200
1,000	Rev., VRDO, 0.250%, 06/28/13 (i)	1,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
10,040	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.180%, 12/07/12	10,040
4,905	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.170%, 12/07/12	4,905
	Michigan State Housing Development Authority, Single Family Housing,
2,965	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.180%, 12/07/12	2,965
21,700	Series D, Rev., VRDO, AMT, 0.190%, 12/07/12	21,700
2,315	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 12/07/12	2,315
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, 0.230%, 12/07/12	20,580
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, 0.230%, 12/07/12	18,750
765	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	765

		141,545

	Minnesota — 0.1%
4,305	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.240%, 12/07/12	4,305

	Montana — 0.3%
8,950	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.240%, 12/07/12	8,950

	Nevada — 0.3%
8,520	Nevada Housing Division, Series 116TP, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., LOC: Wells Fargo & Co., 0.200%, 12/07/12	8,520

	New Jersey — 0.6%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/07/12	6,955
11,430	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series F, Rev., VRDO, AGM, 0.370%, 12/07/12	11,430

		18,385

	New York — 7.8%
24,730	Deutsche Bank Spears/Lifers Trust Various States, Series DB-1036X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 12/07/12 (e)	24,730
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 12/07/12	20,000
21,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 12/07/12	21,000
13,105	New York Mortgage Agency, Series 153, Rev., VRDO, AMT, 0.190%, 12/07/12	13,105
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.200%, 12/07/12	17,200
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.190%, 12/07/12	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 12/07/12	36,900

		234,785

	North Carolina — 2.3%
12,135	City of Raleigh, Rev., VRDO, 0.260%, 06/28/13 (i)	12,135
7,300	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	7,300
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, LIQ: Morgan Stanley, 0.220%, 12/07/12 (e)	5,000
23,760	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.240%, 12/07/12 (e)	23,760
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.280%, 06/28/13 (i)	12,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	North Carolina — Continued
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, 0.300%, 12/07/12	9,800

		69,995

	North Dakota — 0.3%
10,000	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 0.180%, 12/07/12	10,000

	Ohio — 3.2%
700	City of Monroe, Tax Increment Revenue, Corridor 75, Park Limited Project, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 12/07/12	700
440	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	440
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,450	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.170%, 12/07/12	1,450
10,000	Series I, Rev., VRDO, 0.210%, 12/07/12	10,000
125	Series J, Rev., VRDO, AMT, 0.180%, 12/07/12	125
	Puttable Floating Option Tax-Exempt Receipts,
25,560	Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.430%, 12/07/12 (e)	25,560
55,180	Series MT-809, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.430%, 12/07/12 (e)	55,180
1,650	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.180%, 12/07/12	1,650
1,230	Wells Fargo Stage Trust, Floater Certificates, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	1,230

		96,335

	Oregon — 0.6%
16,650	Puttable Floating Option Tax-Exempt Receipts, Series MT-824, Rev., VRDO, LIQ: Bank of America N.A., 0.430%, 12/07/12 (e)	16,650

	Other Territories — 4.8%
15,310	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.210%, 12/07/12	15,310
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,050	Series M015, Class A, Rev., VRDO, FHLMC, 0.210%, 12/07/12	9,050
49,942	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 12/07/12	49,942
17,755	Series M023, Class A, Rev., VRDO, FHLMC, 0.180%, 12/07/12	17,755
18,165	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 12/07/12	18,165
24,425	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.450%, 12/07/12	24,425
12,040	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.220%, 12/07/12	12,040

		146,687

	Pennsylvania — 2.0%
13,645	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.210%, 12/07/12	13,645
5,290	Butler Country General Authority, Pine Richland School District Project, Series C, Rev., VRDO, AGM, LIQ: PNC Bank, 0.260%, 12/07/12	5,290
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.260%, 12/07/12	11,195
17,280	Lancaster County, GO, VRDO, AGM, 0.260%, 12/07/12	17,280
8,650	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.260%, 12/07/12	8,650
4,225	Shaler Area School District, GO, VRDO, AGM, 0.280%, 12/07/12	4,225

		60,285

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 12/07/12	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, 0.190%, 12/07/12	18,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 12/07/12	9,000
11,345	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Rev., VRDO, LOC: Citibank N.A., 0.180%, 12/07/12	11,345

		20,345

	Texas — 7.2%
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.220%, 12/07/12	19,040
26,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 12/07/12	26,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,885	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	24,885
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 12/07/12 (e)	37,780
14,040	Montgomery Country Housing Finance Corp., Multi-Family Housing, Rev., VRDO, AMT, LOC: Citibank N.A., 0.180%, 12/07/12	14,040
16,780	North Texas Municipal Water District, Series ROCS-RR-II-R-593PB, Rev., VRDO, NATL-RE, LIQ: PB Capital Corp., 0.180%, 12/07/12	16,780
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.310%, 12/07/12	5,200
11,405	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 12/07/12	11,405
10,215	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 0.170%, 12/07/12	10,215
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.290%, 06/28/13 (i)	12,500
6,015	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 12/07/12	6,015
12,000	Texas State Municipal Securities Trust Receipts, GO, VRDO, LIQ: Societe Generale, 0.210%, 12/07/12	12,000
19,560	Wells Fargo Stage Trust, Floater Certificates, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	19,560

		215,420

	Virginia — 2.1%
	Norfolk EDA, Sentra Healthcare,
10,900	Rev., VRDO, 0.280%, 06/28/13 (i)	10,900
9,245	Rev., VRDO, 0.280%, 06/28/13 (i)	9,245
	Virginia Housing Development Authority, MERLOTS,
11,385	Series B-16, Rev., VRDO, 0.240%, 12/07/12	11,385
19,995	Series B-18, Rev., VRDO, 0.240%, 12/07/12	19,995
12,750	Series C-42, Rev., VRDO, 0.240%, 12/07/12	12,750

		64,275

	Washington — 0.6%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/07/12	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 12/07/12	9,985

		17,185

	West Virginia — 0.1%
4,000	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/12	4,000

	Wisconsin — 3.1%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 12/07/12 (e)	16,795

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Wisconsin — Continued
	Wisconsin Housing & EDA,
425	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.270%, 12/07/12 (e)	425
25,600	Series A, Rev., VRDO, 0.230%, 12/07/12	25,600
9,880	Series C, Rev., VRDO, 0.230%, 12/07/12	9,880
12,075	Series C, Rev., VRDO, 0.950%, 12/07/12	12,075
18,910	Series C, Rev., VRDO, 0.950%, 12/07/12	18,910
10,640	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.220%, 12/07/12	10,640

		94,325

	Total Weekly Demand Notes (Cost $2,094,809)	2,094,809

SHARES
Variable Rate Demand Preferred Shares — 8.7%
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.190%, 12/07/12 # (e)	35,400
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.380%, 12/07/12 # (e)	27,500
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.190%, 12/07/12 # (e)	42,500
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Bank of America N.A., 0.260%, 12/07/12 # (e)	15,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., 0.260%, 12/07/12 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.300%, 12/07/12 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.260%, 12/07/12 # (e)	8,600
14,000	Nuveen Pennsylvania Premium Income Municipal Fund II, Inc., LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	14,000
22,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/12 # (e)	22,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.260%, 12/07/12 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $260,800)	260,800

	Total Investments — 99.9% (Cost $3,007,934)*	3,007,934
	Other Assets in Excess of Liabilities — 0.1%	2,280

	NET ASSETS — 100.0%	$3,010,214

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Broad of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

†	Filed for bankruptcy on November 8, 2010.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,007,934	$—	$3,007,934

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.3% (t)
	California — 0.5%
	General Obligation — 0.5%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL- RE, Zero Coupon, 08/01/20	1,145

	Colorado — 2.0%
	Prerefunded — 2.0%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,329
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,770

	Total Colorado	5,099

	Florida — 0.4%
	Transportation — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,098

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL- RE, 5.250%, 07/01/19	1,685

	Illinois — 1.6%
	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,259

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,742

	Total Illinois	4,001

	Kansas — 0.9%
	Prerefunded — 0.9%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	990
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,364

	Total Kansas	2,354

	Louisiana — 0.6%
	Prerefunded — 0.6%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,617

	New York — 0.6%
	General Obligation — 0.6%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,631

	Ohio — 89.0%
	Certificate of Participation/Lease — 4.9%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	2,097
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,248
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund,
	Series A, Rev., COP, 5.000%, 10/01/24	2,176
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,185
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,520
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,550

		12,776

	Education — 3.0%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev. , 5.250%, 06/01/13 (p)	185
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14 (p)	1,063
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	2,074
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,578
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,783

		7,683

	General Obligation — 34.9%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,858

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,283
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	4,015
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,440
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,311
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,200
1,000	Series B, GO, 5.000%, 12/01/25	1,207
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,775
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,503
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,556
1,500	City of Columbus, Series A, GO, 5.000%, 07/01/25	1,880
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,207
214	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	220
	City of Columbus, Various Purpose,
1,000	Series 2012-1, GO, 5.000%, 07/01/20	1,281
1,135	Series 2012-7, GO, 5.000%, 12/01/21	1,479
1,315	Series 2012-7, GO, 5.000%, 12/01/24	1,751
1,385	Series 2012-7, GO, 5.000%, 12/01/25	1,859
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,380
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,048
1,030	Series A, GO, 4.000%, 12/01/16	1,165
1,445	City of New Albany, Various Purpose, GO, 5.000%, 12/01/27	1,785
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,188
1,000	GO, 5.000%, 12/01/25	1,183
1,000	City of Toledo School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/23	1,244
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,667
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,570
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,494
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	976
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,207
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,144
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,198
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,113
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,169
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,548
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,293
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,387
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,237
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,607
1,000	New Albany Plain Local School District, Franklin & Licking Counties, Various Purpose, GO, 5.000%, 12/01/25	1,228
2,000	Olentangy Local School District, GO, AGM, 5.000%, 12/01/22	2,272
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,679
1,285	Solid Waste Authority of Central Ohio, Solid Waste Facilities Improvement, GO, 5.000%, 12/01/26	1,606
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,370
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,710
1,750	State of Ohio, Series A, GO, 5.375%, 09/01/23	2,123

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	State of Ohio, Common Schools,
1,000	Series A, GO, 5.000%, 09/15/18	1,229
2,000	Series A, GO, 5.000%, 09/15/22	2,605
1,000	Series A, GO, 5.000%, 09/15/23	1,313
1,250	Series B, GO, 5.000%, 03/15/14 (p)	1,325
1,500	Series B, GO, 5.000%, 09/15/26	1,848
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,160
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,120
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/14 (p)	1,588
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,581
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,851

		90,036

	Hospital — 4.8%
2,500	Cuyahoga County, Series A, Rev., 5.500%, 01/01/13	2,511
315	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	315
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,048
550	Series A, Rev., 5.000%, 01/15/24	622
1,000	Series A, Rev., 5.250%, 01/15/23	1,164
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,729
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,258
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,727

		12,374

	Housing — 3.9%
830	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	939
340	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	349
335	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	349
80	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	80
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,157
500	Series A, Rev., AGM, 5.000%, 04/01/27	568
650	Ohio Housing Finance Agency, Mortgage- Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	669
1,390	Ohio Housing Finance Agency, Multi- Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,507
380	Ohio Housing Finance Agency, Multi- Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	385
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
500	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	525
1,250	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,314
1,550	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	1,606
570	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	599

		10,047

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
550	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	551
690	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	701

		1,252

	Other Revenue — 14.9%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,715
	City of Cleveland, Parking Facilities,
680	Rev., AGM, 5.000%, 09/15/14	723
320	Rev., AGM, 5.000%, 09/15/14 (p)	346

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
930	Rev., AGM, 5.250%, 09/15/21	1,147
440	Rev., AGM, 5.250%, 09/15/21 (p)	574
1,000	City of Toledo, Waterworks, Series A, Rev., 5.000%, 11/15/25	1,230
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,558
	Cuyahoga County, Cleveland Clinic,
1,175	Series A, Rev., 6.000%, 07/01/13 (p)	1,214
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,547
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,177
1,000	Hamilton County, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,156
1,205	Hamilton County, Unrefunded Balance, GO, 5.000%, 12/01/15	1,339
300	Miami University, Rev., 5.000%, 09/01/19	372
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,206
1,220	Series B, Rev., 5.000%, 10/01/24	1,463
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	2,661
1,000	Ohio State University, General Receipts, Series A, Rev., 4.000%, 06/01/19	1,176
	Ohio State University, General Receipts, Prerefunded Balance,
85	Series D, Rev., 5.000%, 12/01/26 (p)	117
85	Series D, Rev., 5.000%, 12/01/27 (p)	118
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,572
1,915	Series D, Rev., 5.000%, 12/01/27	2,572
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	80
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,871
1,235	Series A, Rev., 5.000%, 12/01/21	1,537
2,125	State of Ohio, Capital Facilities, Mental Health Facilities Improvement Project, Series A, Rev., 5.000%, 06/01/19	2,594
1,000	State of Ohio, Major Infrastructure Project, Series 2012-1, Rev., 5.000%, 12/15/22	1,279
1,500	State of Ohio, University Hospital Health System, Series A, Rev., 5.000%, 01/15/20	1,777
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,186

		38,307

	Prerefunded — 3.5%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,114
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,193
	Cuyahoga County, Cleveland Clinic,
1,225	Series A, Rev., 6.000%, 07/01/13 (p)	1,266
145	Hamilton County, GO, 5.000%, 06/01/15 (p)	161
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,306
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	841
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,257

		9,138

	Special Tax — 1.6%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/13 (p)	1,050
	State of Ohio,
1,500	Series A, Rev., 5.000%, 10/01/20	1,790
1,000	Series A, Rev., 5.000%, 10/01/22	1,193

		4,033

	Transportation — 7.7%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,436
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,629
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,116
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,702
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,274
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,392
1,185	Series A, Rev., 5.000%, 02/15/23	1,400
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,470

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,481

		19,900

	Utility — 2.4%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,160
	City of Cleveland, Public Power Systems,
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,424
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,154
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,167
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,214

		6,119

	Water & Sewer — 6.9%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,063
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,070
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,194
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,737
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,168
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,405
15	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	15
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,070
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,903
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,390
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,700

		17,715

	Total Ohio	229,380

	Texas — 2.0%
	General Obligation — 1.1%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,154
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,707

		2,861

	Prerefunded — 0.9%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,394

	Total Texas	5,255

	Total Municipal Bonds (Cost $230,007)	253,265

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
1,212	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $1,212)	1,212

	Total Investments — 98.8% (Cost $231,219)	254,477
	Other Assets in Excess of Liabilities — 1.2%	3,187

	NET ASSETS — 100.0%	$257,664

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,258
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$23,258

Federal income tax cost of investments	$231,219

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,212	$253,265	$—	$254,477

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 11.4%
	Ohio — 11.4%
	Allen County, Catholic Healthcare,
2,030	Series A, Rev., VRDO, LOC: Bank of America - Idaho N.A., 0.180%, 12/03/12 (m)	2,030
680	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.170%, 12/03/12	680
1,045	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.190%, 12/03/12	1,045
3,025	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series C, Rev., VRDO, LOC: UBS AG, 0.180%, 12/03/12	3,025

	Total Daily Demand Notes (Cost $6,780)	6,780

Municipal Bonds — 8.7%
	Ohio — 8.7%
1,950	City of Marysville, Wastewater Treatment Systems, GO, BAN, 1.500%, 05/30/13	1,958
1,605	City of Toledo, Capital Improvement, GO, BAN, 1.625%, 10/24/13	1,616
600	Franklin County, Ohio Hospital Facilities, Health Corp., Series C, Rev., VAR, 0.610%, 06/03/13	601
1,000	Union Township, Clermont County, GO, BAN, 1.000%, 09/11/13	1,004

	Total Municipal Bonds (Cost $5,179)	5,179

Weekly Demand Notes — 79.9%
	Delaware — 2.0%
1,190	Delaware State Housing Authority, MERLOTS, Series C, Rev., VRDO, 0.490%, 12/07/12	1,190

	Ohio — 70.8%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.290%, 12/07/12	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/12	400
830	City of Monroe, Tax Increment Revenue, Corridor 75, Park Limited Project, VRDO, LOC: PNC Bank N.A., 0.180%, 12/07/12	830
680	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	680
1,000	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	1,000
1,005	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/07/12	1,005
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.380%, 12/07/12	1,300
	Deutsche Bank Spears/Lifers Trust, Various States,
1,300	Series 488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/12	1,300
5,190	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 12/07/12	5,190
1,000	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.160%, 12/07/12	1,000
	Franklin County, Hospital Facilities, Ohio Health,
800	Series A, Rev., VRDO, 0.160%, 12/07/12	800
1,200	Series B, Rev., VRDO, 0.160%, 12/07/12	1,200
5,110	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 12/07/12	5,110
2,000	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.190%, 12/07/12	2,000
685	Hancock County, Multi-Family Housing, Crystal Glen Apartments, Series B, Rev., VRDO, LOC: FHLB, 0.210%, 12/07/12	685
700	Montgomery County, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.170%, 12/07/12	700
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.180%, 12/07/12	2,815

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
486	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.320%, 12/07/12	486
1,000	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.170%, 12/07/12	1,000
1,975	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series J, Rev., VRDO, 0.180%, 12/07/12	1,975
900	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 12/07/12	900
600	Ohio State Water Development Authority, Water Development Timken, Rev., VRDO, LOC: Northern Trust Co. (The), 0.170%, 12/07/12	600
800	State of Ohio, Infrastructure Improvement, Series B, GO, VRDO, 0.140%, 12/07/12	800
2,700	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.180%, 12/07/12	2,700
	Wells Fargo Stage Trust, Various States, Floater Certificates,
545	Series 12-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/12 (e)	545
2,155	Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.190%, 12/07/12	2,155
2,123	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 12/07/12	2,123

		42,084

	Puerto Rico — 7.1%
2,910	Commonwealth of Puerto Rico Public Improvement, Series C, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.170%, 12/07/12	2,910
1,310	Deutsche Bank Spears/Lifers Trust, Various States, Series 462, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.230%, 12/07/12	1,310

		4,220

	Total Weekly Demand Notes (Cost $47,494)	47,494

	Total Investments — 100.0% (Cost $59,453)*	59,453
	Other Assets in Excess of Liabilities — 0.0% (g)	17

	NET ASSETS — 100.0%	$59,470

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
BAN	—	Bond Anticipation Note
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoed prices	Level 2 Other significant observable inputs	Level 3Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$59,453	$—	$59,453

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.7%
9,257	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.007%, 12/27/22 (e)	9,322
7,748	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.388%, 04/25/36	6,932
9,094	AH Mortgage Advance Co., Ltd., (Cayman Islands), Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	9,140
14,989	AH Mortgage Servicer Advance Revolving Trust 1, Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	15,046
	Ally Auto Receivables Trust,
503	Series 2010-1, Class A3, 1.450%, 05/15/14	503
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,024
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,248
418	Series 2010-2, Class A3, 1.380%, 07/15/14	419
3,021	Series 2010-3, Class A3, 1.110%, 10/15/14	3,029
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,969
2,500	Series 2010-4, Class A4, 1.350%, 12/15/15	2,529
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,099
6,006	Series 2011-1, Class A3, 1.380%, 01/15/15	6,035
2,275	Series 2011-3, Class A3, 0.970%, 08/17/15	2,282
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,598
6,877	Series 2012-1, Class A3, 0.930%, 02/16/16	6,922
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,381
3,554	Series 2012-2, Class A3, 0.740%, 04/15/16	3,570
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,811
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,085
7,846	Series 2012-4, Class A3, 0.590%, 01/17/17	7,842
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,674
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,956
	American Credit Acceptance Receivables Trust,
3,136	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	3,140
19,314	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	19,401
6,647	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	6,647
	AmeriCredit Automobile Receivables Trust,
3,778	Series 2010-3, Class A3, 1.140%, 04/08/15	3,786
4,377	Series 2010-A, Class A3, 3.510%, 07/06/17	4,492
1,636	Series 2010-B, Class A3, 2.490%, 11/06/17	1,668
7,539	Series 2011-1, Class A3, 1.390%, 09/08/15	7,576
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,619
9,214	Series 2011-4, Class A3, 1.170%, 05/09/16	9,270
14,753	Series 2011-5, Class A3, 1.550%, 07/08/16	14,946
4,311	Series 2012-1, Class A2, 0.910%, 10/08/15	4,322
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,301
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,098
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,476
1,580	Series 2012-4, Class A3, 0.670%, 06/08/17	1,581
75	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.333%, 08/25/32	60
13,984	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	13,983
	Bank of America Auto Trust,
4,699	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	4,717
7,629	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	7,670
2,533	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	2,555
3,340	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	3,360
540	Series 2010-2, Class A3, 1.310%, 07/15/14	541

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,156
4,273	Series 2012-1, Class A3, 0.780%, 06/15/16	4,290
	Bear Stearns Asset-Backed Securities Trust,
724	Series 2003-SD2, Class 2A, VAR, 2.999%, 06/25/43	735
735	Series 2006-SD1, Class A, VAR, 0.578%, 04/25/36	644
3,111	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	3,123
3,154	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	3,183
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,055
11,560	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	11,557
	CarMax Auto Owner Trust,
490	Series 2010-1, Class A3, 1.560%, 07/15/14	491
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	6,990
4,847	Series 2010-2, Class A3, 1.410%, 02/16/15	4,866
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,279
2,486	Series 2011-1, Class A3, 1.290%, 09/15/15	2,499
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,160
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,763
9,788	Series 2011-3, Class A3, 1.070%, 06/15/16	9,869
9,144	Series 2012-1, Class A3, 0.890%, 09/15/16	9,202
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,180
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,117
1,297	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	1,298
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,709
4,356	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.650%, 11/08/13	4,359
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,545
15,461	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	15,558
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,632
7,531	Series 2012-A, Class A3, 0.940%, 05/15/17	7,590
2,729	Series 2012-B, Class A3, 0.860%, 09/15/17	2,745
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,396
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.808%, 10/25/34	1,268
1,835	Series 2005-6, Class M1, VAR, 0.698%, 12/25/35	1,804
	CPS Auto Receivables Trust,
3,635	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	3,646
14,119	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	14,171
5,406	CPS Auto Trust, Series 2012-C, Class A, 1.820%, 12/16/19 (e)	5,408
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,658
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,540
108	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	107
1,090	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.518%, 11/25/35	1,029
	Discover Card Master Trust,
1,255	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,291
7,405	Series 2012-A1, Class A1, 0.810%, 08/15/17	7,465
9,027	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	9,033
5,976	Exeter Automobile Receivables Trust, Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	5,994
	Ford Credit Auto Owner Trust,
8,142	Series 2009-A, Class A4, 6.070%, 05/15/14	8,217
3,810	Series 2009-B, Class A4, 4.500%, 07/15/14	3,853

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
227	Series 2010-B, Class A3, 0.980%, 10/15/14	227
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,314
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,410
10,500	Series 2011-B, Class A4, 1.350%, 12/15/16	10,665
7,364	Series 2012-A, Class A3, 0.840%, 08/15/16	7,412
10,870	Series 2012-B, Class A3, 0.720%, 12/15/16	10,913
	GE Capital Credit Card Master Note Trust,
9,620	Series 2009-4, Class A, 3.800%, 11/15/17	10,234
9,780	Series 2012-6, Class A, 1.360%, 08/17/20	9,908
98	GSAA Trust, Series 2006-3, Class A1, VAR, 0.287%, 03/25/36	52
3,000	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	3,013
	HLSS Servicer Advance Receivables Backed Notes,
6,952	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	6,969
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,210
	Honda Auto Receivables Owner Trust,
675	Series 2009-3, Class A4, 3.300%, 09/15/15	677
97	Series 2010-1, Class A3, 1.250%, 10/21/13	98
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,289
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,774
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,294
	HSBC Home Equity Loan Trust,
8,199	Series 2005-2, Class A1, VAR, 0.478%, 01/20/35	7,969
9,604	Series 2005-2, Class M1, VAR, 0.668%, 01/20/35	9,120
4,456	Series 2005-2, Class M2, VAR, 0.698%, 01/20/35	4,123
	HSBC Home Equity Loan Trust USA,
6,604	Series 2006-1, Class A1, VAR, 0.367%, 01/20/36	6,505
6,915	Series 2006-2, Class A1, VAR, 0.358%, 03/20/36	6,812
10,617	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	10,731
5,870	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	5,983
3,033	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	3,044
2,081	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	2,103
6,726	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	6,619
	Huntington Auto Trust,
9,608	Series 2012-1, Class A3, 0.810%, 09/15/16	9,655
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,903
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,110
	Hyundai Auto Receivables Trust,
215	Series 2010-A, Class A3, 1.500%, 10/15/14	216
2,219	Series 2010-B, Class A3, 0.970%, 04/15/15	2,226
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,333
2,033	Series 2011-A, Class A3, 1.160%, 04/15/15	2,041
9,185	Series 2011-A, Class A4, 1.780%, 12/15/15	9,359
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,532
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,452
11,770	Series 2012-A, Class A3, 0.720%, 03/15/16	11,812
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,490
6,440	Series 2012-B, Class A3, 0.620%, 09/15/16	6,451
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,825
	John Deere Owner Trust,
7,660	Series 2012-A, Class A3, 0.750%, 03/15/16	7,687
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,930
1,455	Series 2012-B, Class A3, 0.530%, 07/15/16	1,456
5,560	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	5,558

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Mercedes-Benz Auto Receivables Trust,
1,909	Series 2010-1, Class A3, 1.420%, 08/15/14	1,915
3,486	Series 2012-1, Class A3, 0.470%, 10/17/16	3,485
1,088	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,130
790	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.458%, 03/25/33	491
903	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.308%, 12/25/31	769
11,421	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.559%, 12/07/20	11,459
	Nissan Auto Receivables Owner Trust,
2,555	Series 2010-A, Class A3, 0.870%, 07/15/14	2,560
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,514
4,978	Series 2012-A, Class A3, 0.730%, 05/16/16	5,004
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,819
3,688	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	3,688
35	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	34
12	Residential Funding Mortgage Securities II Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	12
	Resort Finance Timeshare Receivables Trust,
4,889	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	4,889
8,819	Series 2012-2, 5.750%, 09/05/18 (i)	8,819
	Santander Drive Auto Receivables Trust,
3,604	Series 2010-3, Class A3, 1.200%, 06/16/14	3,607
1,851	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,863
7,758	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,945
1,482	Series 2011-1, Class A3, 1.280%, 01/15/15	1,488
1,805	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	1,814
5,908	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	5,937
5,518	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	5,547
4,826	Series 2012-1, Class A2, 1.250%, 04/15/15	4,847
5,824	Series 2012-2, Class A2, 0.910%, 05/15/15	5,840
18,652	Series 2012-2, Class A3, 1.220%, 12/15/15	18,809
1,668	Series 2012-3, Class A3, 1.080%, 04/15/16	1,679
2,205	Series 2012-5, Class A2, 0.570%, 12/15/15	2,207
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,413
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,178
4,848	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	4,857
	Stanwich Mortgage Loan Trust,
20,249	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e) (i)	20,260
22,663	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e) (i)	22,698
5,471	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.478%, 06/25/35	5,440
	Toyota Auto Receivables Owner Trust,
2,626	Series 2010-C, Class A3, 0.770%, 04/15/14	2,628
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,416
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.608%, 10/15/15 (e)	4,648
4,410	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	4,411
	USAA Auto Owner Trust,
1,131	Series 2009-2, Class A4, 2.530%, 07/15/15	1,139
2,817	Series 2012-1, Class A3, 0.430%, 08/15/16	2,815
4,675	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	4,709
	Volkswagen Auto Loan Enhanced Trust,
8,936	Series 2012-1, Class A3, 0.850%, 08/22/16	8,990
17,369	Series 2012-2, Class A3, 0.460%, 01/20/17	17,367
11,549	VOLT LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (i)	11,549
14,561	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	14,633

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
		World Omni Auto Receivables Trust,
10,286		Series 2010-A, Class A4, 2.210%, 05/15/15	10,388
5,558		Series 2012-A, Class A3, 0.640%, 02/15/17	5,586
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,789
3,598		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,621

		Total Asset-Backed Securities (Cost $1,057,629)	1,068,310

Collateralized Mortgage Obligations — 9.1%
		Agency CMO — 6.9%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,077		Series 31, Class Z, 8.000%, 04/25/24	1,243
149		Series 56, Class Z, 7.500%, 09/20/26	175
		Federal Home Loan Mortgage Corp. REMICS,
10		Series 2, Class Z, 9.300%, 03/15/19	10
6		Series 12, Class A, 9.250%, 11/15/19	6
14		Series 16, Class D, 10.000%, 10/15/19	15
24		Series 17, Class I, 9.900%, 10/15/19	28
41		Series 23, Class F, 9.600%, 04/15/20	45
16		Series 26, Class F, 9.500%, 02/15/20	18
3		Series 81, Class A, 8.125%, 11/15/20	3
17		Series 85, Class C, 8.600%, 01/15/21	19
12		Series 99, Class Z, 9.500%, 01/15/21	14
3		Series 159, Class H, 4.500%, 09/15/21	3
4		Series 189, Class D, 6.500%, 10/15/21	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
4		Series 1053, Class G, 7.000%, 03/15/21	5
9		Series 1056, Class KZ, 6.500%, 03/15/21	10
5		Series 1074, Class H, 8.500%, 05/15/21	6
16		Series 1082, Class C, 9.000%, 05/15/21	17
6		Series 1087, Class I, 8.500%, 06/15/21	7
21		Series 1125, Class Z, 8.250%, 08/15/21	24
19		Series 1142, Class IA, 7.000%, 10/15/21	22
2		Series 1169, Class G, 7.000%, 11/15/21	3
36		Series 1343, Class LA, 8.000%, 08/15/22	43
8		Series 1424, Class F, VAR, 1.588%, 11/15/22	8
186		Series 1480, Class LZ, 7.500%, 03/15/23	214
473		Series 1560, Class Z, 7.000%, 08/15/23	543
13		Series 1641, Class FA, VAR, 1.200%, 12/15/13	13
132		Series 1754, Class Z, 8.500%, 09/15/24	149
328		Series 1779, Class Z, 8.500%, 04/15/25	380
6		Series 1807, Class G, 9.000%, 10/15/20	7
804		Series 1888, Class Z, 7.000%, 08/15/26	932
782		Series 2358, Class PD, 6.000%, 09/15/16	830
1,012		Series 2363, Class PF, 6.000%, 09/15/16	1,073
482		Series 2390, Class CH, 5.500%, 12/15/16	510
1,111		Series 2418, Class MF, 6.000%, 02/15/22	1,211
217		Series 2425, Class JH, 6.000%, 03/15/17	233
828		Series 2453, Class BD, 6.000%, 05/15/17	886
549		Series 2458, Class OE, 6.000%, 06/15/17	586
380		Series 2496, Class BK, 5.500%, 09/15/17	406
294		Series 2503, Class TG, 5.500%, 09/15/17	314
313		Series 2508, Class AQ, 5.500%, 10/15/17	336
1,286		Series 2513, Class DB, 5.000%, 10/15/17	1,371
3,645		Series 2542, Class ES, 5.000%, 12/15/17	3,892
3,355		Series 2546, Class C, 5.000%, 12/15/17	3,582
809		Series 2561, Class UE, 5.500%, 06/15/22	820
95		Series 2575, Class KA, 5.000%, 11/15/17	97
5,611		Series 2600, Class MD, 5.500%, 06/15/32	5,785
596		Series 2617, Class VN, 5.500%, 04/15/14	598
1,817		Series 2635, Class MS, IF, IO, 7.542%, 02/15/18	116
5,044		Series 2638, Class JG, 5.000%, 02/15/33	5,412
8,692		Series 2638, Class MH, 5.000%, 04/15/32	8,959
1,013		Series 2641, Class KJ, 4.000%, 01/15/18	1,030
309		Series 2643, Class ME, 3.500%, 03/15/18	319
236		Series 2666, Class OC, 5.500%, 01/15/22	239
12,158		Series 2682, Class JG, 4.500%, 10/15/23	13,134

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,032	Series 2692, Class QD, 5.000%, 12/15/22	1,077
9,131	Series 2707, Class PE, 5.000%, 11/15/18	9,809
11,347	Series 2707, Class XE, 5.000%, 12/15/22	11,830
31,972	Series 2750, Class DE, 4.500%, 02/15/19	33,928
22	Series 2755, Class PA, PO, 02/15/29	22
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,097
711	Series 2763, Class PD, 4.500%, 12/15/17	714
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,690
19	Series 2780, Class YP, 7.500%, 08/15/18	19
24	Series 2782, Class HE, 4.000%, 09/15/17	24
381	Series 2812, Class AB, 4.500%, 10/15/18	386
356	Series 2825, Class VP, 5.500%, 06/15/15	370
1,566	Series 2836, Class PX, 4.000%, 05/15/18	1,593
16,891	Series 2843, Class BC, 5.000%, 08/15/19	18,393
1,271	Series 2859, Class SA, IF, IO, 7.042%, 11/15/18	31
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,103
916	Series 2875, Class HA, 4.000%, 11/15/18	931
540	Series 2924, Class DA, 4.500%, 02/15/19	549
131	Series 2927, Class YN, 4.500%, 10/15/32	134
164	Series 2962, Class WJ, 5.500%, 06/15/24	166
7,972	Series 2988, Class TY, 5.500%, 06/15/25	8,840
11,015	Series 2989, Class MU, IF, IO, 6.792%, 07/15/34	2,656
15,502	Series 2989, Class TG, 5.000%, 06/15/25	16,951
1,083	Series 2995, Class FT, VAR, 0.458%, 05/15/29	1,084
209	Series 3001, Class YN, 4.500%, 06/15/33	215
2,299	Series 3002, Class BN, 5.000%, 07/15/35	2,571
7,375	Series 3005, Class ED, 5.000%, 07/15/25	8,245
390	Series 3005, Class PV, IF, 12.402%, 10/15/33	473
192	Series 3047, Class OB, 5.500%, 12/15/33	200
5,191	Series 3305, Class IW, IF, IO, 6.242%, 04/15/37	831
111	Series 3363, Class A, 5.000%, 07/15/16	112
35,152	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,304
7,891	Series 3429, Class S, IF, IO, 6.612%, 03/15/38	1,232
3,177	Series 3546, Class A, VAR, 3.228%, 02/15/39	3,378
12,860	Series 3562, Class KA, 4.000%, 11/15/22	13,156
2,375	Series 3564, Class JA, 4.000%, 01/15/18	2,498
5,820	Series 3572, Class JS, IF, IO, 6.592%, 09/15/39	1,007
13,616	Series 3609, Class SA, IF, IO, 6.132%, 12/15/39	3,621
45,521	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,376
11,745	Series 3784, Class S, IF, IO, 6.392%, 07/15/23	1,507
19,718	Series 3855, Class AM, 6.500%, 11/15/36	22,611
227	Series R008, Class FK, VAR, 0.608%, 07/15/23	227
28	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.421%, 09/25/29	30
	Federal National Mortgage Association - ACES,
9,549	Series 2011-M2, Class A1, 2.019%, 07/25/21	9,855
30,909	Series 2012-M8, Class A1, 1.166%, 12/25/19	31,390
2	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association REMICS,
11	Series 1988-7, Class Z, 9.250%, 04/25/18	12
14	Series 1988-13, Class C, 9.300%, 05/25/18	16
10	Series 1988-15, Class A, 9.000%, 06/25/18	12

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11	Series 1988-16, Class B, 9.500%, 06/25/18	12
9	Series 1989-2, Class D, 8.800%, 01/25/19	10
28	Series 1989-27, Class Y, 6.900%, 06/25/19	31
8	Series 1989-54, Class E, 8.400%, 08/25/19	9
7	Series 1989-66, Class J, 7.000%, 09/25/19	8
5	Series 1989-70, Class G, 8.000%, 10/25/19	6
92	Series 1989-72, Class E, 9.350%, 10/25/19	106
11	Series 1989-89, Class H, 9.000%, 11/25/19	13
4	Series 1989-96, Class H, 9.000%, 12/25/19	5
9	Series 1990-7, Class B, 8.500%, 01/25/20	10
7	Series 1990-12, Class G, 4.500%, 02/25/20	7
104	Series 1990-19, Class G, 9.750%, 02/25/20	117
28	Series 1990-58, Class J, 7.000%, 05/25/20	31
28	Series 1990-61, Class H, 7.000%, 06/25/20	31
14	Series 1990-106, Class J, 8.500%, 09/25/20	15
6	Series 1990-109, Class J, 7.000%, 09/25/20	7
16	Series 1990-111, Class Z, 8.750%, 09/25/20	17
7	Series 1990-117, Class E, 8.950%, 10/25/20	8
9	Series 1990-123, Class G, 7.000%, 10/25/20	10
9	Series 1990-132, Class Z, 7.000%, 11/25/20	10
231	Series 1990-137, Class X, 9.000%, 12/25/20	266
3	Series 1991-53, Class J, 7.000%, 05/25/21	3
16	Series 1991-130, Class C, 9.000%, 09/25/21	18
2	Series 1992-96, Class B, PO, 05/25/22	2
1,700	Series 1992-131, Class KB, 8.000%, 08/25/22	1,957
1,528	Series 1992-185, Class L, 8.000%, 10/25/22	1,802
5	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	7
42	Series 1993-235, Class G, PO, 09/25/23	39
2,959	Series 1994-15, Class ZK, 5.500%, 02/25/24	3,267
5,344	Series 1994-43, Class PK, 6.350%, 02/25/24	5,851
4,512	Series 1999-6, Class PB, 6.000%, 03/25/19	4,904
17,606	Series 2001-81, Class HE, 6.500%, 01/25/32	19,942
937	Series 2002-2, Class MG, 6.000%, 02/25/17	998
472	Series 2002-3, Class OG, 6.000%, 02/25/17	500
880	Series 2002-28, Class LD, 6.000%, 05/25/17	935
484	Series 2002-58, Class HC, 5.500%, 09/25/17	511
985	Series 2002-59, Class UC, 5.500%, 09/25/17	1,051
298	Series 2002-63, Class KC, 5.000%, 10/25/17	318
18,062	Series 2002-64, Class PG, 5.500%, 10/25/32	20,073
1,721	Series 2003-5, Class SE, IF, IO, 7.442%, 08/25/22	58
1,442	Series 2003-16, Class LJ, 5.000%, 03/25/18	1,541
3,610	Series 2003-23, Class PG, 5.500%, 01/25/32	3,638
12,984	Series 2003-24, Class PD, 5.000%, 04/25/18	13,893
1,480	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	294
2,102	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	378
3,090	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	247
2,867	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	56
3,230	Series 2003-89, Class DC, 5.000%, 12/25/32	3,377
2,025	Series 2003-92, Class HP, 4.500%, 09/25/18	2,169
2,922	Series 2003-129, Class ME, 5.000%, 08/25/23	3,099

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,863	Series 2004-53, Class P, 5.500%, 07/25/33	7,181
4,833	Series 2004-60, Class PA, 5.500%, 04/25/34	5,188
1,865	Series 2004-65, Class EJ, 5.000%, 05/25/23	1,892
986	Series 2004-72, Class F, VAR, 0.708%, 09/25/34	998
221	Series 2004-101, Class AR, 5.500%, 01/25/35	249
10,478	Series 2005-19, Class PA, 5.500%, 07/25/34	11,601
156	Series 2005-27, Class TH, 5.500%, 07/25/31	157
2,768	Series 2005-29, Class QD, 5.000%, 08/25/33	2,873
3,437	Series 2005-38, Class FK, VAR, 0.507%, 05/25/35	3,452
26	Series 2005-40, Class YA, 5.000%, 09/25/20	26
304	Series 2005-84, Class MB, 5.750%, 10/25/35	342
34,095	Series 2005-87, Class PE, 5.000%, 12/25/33	35,770
18,504	Series 2005-100, Class GC, 5.000%, 12/25/34	19,139
3,765	Series 2006-22, Class DV, 5.500%, 03/25/17	3,784
636	Series 2006-39, Class WB, 5.500%, 10/25/30	639
3,176	Series 2006-58, Class ST, IF, IO, 6.942%, 07/25/36	638
3,226	Series 2006-122, Class A, 6.000%, 05/25/25	3,246
756	Series 2007-16, Class FC, VAR, 0.957%, 03/25/37	753
1,608	Series 2007-22, Class SC, IF, IO, 5.873%, 03/25/37	230
12,409	Series 2007-33, Class MS, IF, IO, 6.383%, 04/25/37	2,362
2,591	Series 2007-54, Class FA, VAR, 0.608%, 06/25/37	2,609
1,857	Series 2007-76, Class DB, 6.000%, 05/25/33	1,911
13,262	Series 2007-85, Class SH, IF, IO, 6.293%, 09/25/37	2,016
8,691	Series 2007-95, Class A1, VAR, 0.457%, 08/27/36	8,630
2,324	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	2,596
3,207	Series 2008-18, Class SE, IF, IO, 6.063%, 03/25/38	441
916	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	105
1,904	Series 2008-77, Class VA, 6.000%, 07/25/19	2,051
6,672	Series 2008-81, Class KA, 5.000%, 10/25/22	6,919
5,810	Series 2008-93, Class AM, 5.500%, 06/25/37	6,264
15,069	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1,158
11,202	Series 2009-15, Class AC, 5.500%, 03/25/29	12,389
5,430	Series 2009-29, Class LA, VAR, 3.445%, 05/25/39	5,234
5,915	Series 2009-62, Class HJ, 6.000%, 05/25/39	6,474
30,421	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	2,158
7,999	Series 2009-108, Class VN, 5.000%, 09/25/39	8,532
43,364	Series 2009-112, Class SW, IF, IO, 6.042%, 01/25/40	5,604
7,758	Series 2010-19, Class VA, 5.000%, 02/25/21	8,162
7,533	Series 2010-28, Class NK, 5.000%, 10/25/38	7,883
4,797	Series 2010-58, Class MA, 5.500%, 12/25/38	5,100
9,888	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	760
12,462	Series 2010-64, Class DM, 5.000%, 06/25/40	13,891
6,831	Series 2010-64, Class EH, 5.000%, 10/25/35	7,103
17,100	Series 2010-111, Class AE, 5.500%, 04/25/38	18,712
44,648	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,785
60,160	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	8,422
12	Series G-11, Class Z, 8.500%, 05/25/21	14
4	Series G-22, Class ZT, 8.000%, 12/25/16	5
744	Series G92-19, Class M, 8.500%, 04/25/22	874
24	Series G92-35, Class E, 7.500%, 07/25/22	27

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
765	Series G92-35, Class EA, 8.000%, 07/25/22	861
11	Series G92-40, Class ZC, 7.000%, 07/25/22	12
82	Series G92-44, Class ZQ, 8.000%, 07/25/22	91
25	Series G92-54, Class ZQ, 7.500%, 09/25/22	29
3,952	Series G92-64, Class J, 8.000%, 11/25/22	4,714
1,607	Series G92-66, Class K, 8.000%, 12/25/22	1,846
1,489	Series G94-6, Class PJ, 8.000%, 05/17/24	1,707
	Federal National Mortgage Association STRIPS,
47	Series 108, Class 1, PO, 03/25/20	46
2	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,283	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	260
1,218	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	259
1,234	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	94
2,645	Series 334, Class 9, IO, 6.000%, 03/01/33	408
7,306	Series 343, Class 21, IO, 4.000%, 09/01/18	485
2,592	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	180
1,461	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	132
1,094	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	162
1,098	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	163
1,397	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	225
799	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	138
3,701	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	539
5,445	Series 394, Class C3, IO, 6.500%, 09/25/38	848
11,319	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.467%, 11/25/46	11,274
	Government National Mortgage Association,
12,800	Series 2004-32, Class VH, 5.000%, 04/20/22	13,388
1,507	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	234
23,168	Series 2006-23, Class S, IF, IO, 6.293%, 01/20/36	2,484
40,122	Series 2006-26, Class S, IF, IO, 6.293%, 06/20/36	6,243
23,834	Series 2007-16, Class KU, IF, IO, 6.442%, 04/20/37	3,785
7,347	Series 2008-75, Class SP, IF, IO, 7.262%, 08/20/38	1,308
10,247	Series 2009-14, Class KS, IF, IO, 6.092%, 03/20/39	1,561
2,816	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	536
24,716	Series 2009-14, Class SA, IF, IO, 5.873%, 03/20/39	4,212
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,153
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,621
28,199	Series 2009-106, Class XL, IF, IO, 6.542%, 06/20/37	4,029
2,791	Series 2010-14, Class QP, 6.000%, 12/20/39	3,068
19,691	Series 2011-48, Class QA, 5.000%, 08/16/39	21,133
30,634	Series 2012-84, Class AB, 5.000%, 07/16/33	32,611
28,157	Series 2012-96, Class WP, 6.500%, 08/16/42	32,743
	NCUA Guaranteed Notes Trust,
24,115	Series 2010-C1, Class A1, 1.600%, 10/29/20	24,522
17,024	Series 2010-R3, Class 1A, VAR, 0.769%, 12/08/20	17,102
8,450	Series 2010-R3, Class 3A, 2.400%, 12/08/20	8,713
13	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	15

		846,924

	Non-Agency CMO — 2.2%
1,083	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	1,106

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
13,268	American General Mortgage Loan Trust,	13,329
	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)
	Banc of America Mortgage Trust,
3,431	Series 2004-4, Class 4A1, 4.750%, 05/25/19	3,536
4,803	Series 2004-5, Class 4A1, 4.750%, 06/25/19	4,994
6,837	Series 2005-1, Class 2A1, 5.000%, 02/25/20	7,236
	BCAP LLC Trust,
4,527	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	4,683
2,534	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	2,579
2,598	Series 2010-RR10, Class 4A5, VAR, 1.712%, 09/27/37 (e)	2,593
3,477	Series 2010-RR4, Class 5A7, VAR, 0.528%, 05/26/37 (e)	3,390
2,125	Series 2010-RR6, Class 23A7, VAR, 0.417%, 06/26/37 (e)	2,089
5,312	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	5,641
12,473	Series 2010-RR9, Class 1A3, VAR, 3.047%, 08/28/37 (e)	12,738
6,334	Series 2011-RR2, Class 3A3, VAR, 3.091%, 11/21/35 (e)	6,340
261	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.732%, 10/25/33	262
	Chase Mortgage Finance Corp.,
2,322	Series 2003-S10, Class A1, 4.750%, 11/25/18	2,391
916	Series 2003-S13, Class A2, 5.000%, 11/25/33	965
1,592	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,669
	Citigroup Mortgage Loan Trust,
6,564	Series 2008-AR4, Class 1A1A, VAR, 3.023%, 11/25/38 (e)	6,685
15,495	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	16,216
	Citigroup Mortgage Loan Trust, Inc.,
1,121	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,162
2,934	Series 2004-UST1, Class A6, VAR, 5.085%, 08/25/34	2,983
155	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	161
	Countrywide Home Loan Mortgage Pass- Through Trust,
2,351	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	2,435
693	Series 2004-8, Class 2A1, 4.500%, 06/25/19	717
	CS First Boston Mortgage Securities Corp.,
709	Series 2003-17, Class 2A6, 3.500%, 07/25/18	712
2,245	Series 2003-23, Class 8A1, 5.000%, 09/25/18	2,303
2,832	Series 2004-8, Class 6A1, 4.500%, 12/25/19	2,935
	CSMC,
4,337	Series 2010-1R, Class 9A1, VAR, 3.261%, 06/27/37 (e)	4,422
5,561	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	5,507
929	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.328%, 12/25/14	926
	First Horizon Mortgage Pass-Through Trust,
3,408	Series 2003-8, Class 2A1, 4.500%, 09/25/18	3,509
2,406	Series 2004-7, Class 2A1, 4.750%, 12/25/19	2,430
5,589	GMAC Mortgage Corp. Loan Trust, Series 2003-AR1, Class A4, VAR, 3.425%, 10/19/33	5,753
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.568%, 02/25/35	2,701
	JP Morgan Mortgage Trust,
5,926	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	6,020
7,207	Series 2006-A2, Class 4A1, VAR, 3.014%, 08/25/34	7,270
8	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	8
638	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.627%, 11/21/34	640
	MASTR Alternative Loans Trust,
225	Series 2004-8, Class 6A1, 5.500%, 09/25/19	237
3,462	Series 2004-8, Class 7A1, 5.000%, 09/25/19	3,572

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MASTR Asset Securitization Trust,
794	Series 2002-7, Class 1A1, 5.500%, 11/25/17	823
2,165	Series 2003-2, Class 1A1, 5.000%, 03/25/18	2,235
1,130	Series 2003-11, Class 10A1, 5.000%, 12/25/18	1,170
2,776	Series 2004-6, Class 6A1, 4.500%, 07/25/19	2,816
4	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	5
330	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	339
	Nomura Asset Acceptance Corp.,
1,404	Series 2005-AR1, Class 1A1, VAR, 2.828%, 02/25/35	1,385
638	Series 2005-AR2, Class 3A1, VAR, 0.457%, 05/25/35	627
2,319	Series 2005-AR6, Class 4A1, VAR, 0.467%, 12/25/35	1,229
3	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	3
4,373	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	4,404
	RALI Trust,
72	Series 2003-QR24, Class A7, 4.000%, 07/25/33	72
1,836	Series 2003-QS1, Class A6, 4.250%, 01/25/33	1,859
174	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	174
6,775	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	6,907
	Springleaf Mortgage Loan Trust,
8,693	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	8,780
5,066	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	5,079
1,893	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	1,934
6,126	Vericrest Opportunity Loan Transferee, Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e) (i)	6,140
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	4,960
10,924	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	10,978
	Wells Fargo Mortgage-Backed Securities Trust,
3,153	Series 2003-10, Class A1, 4.500%, 09/25/18	3,248
3,368	Series 2003-11, Class 2A1, 4.750%, 10/25/18	3,474
2,907	Series 2003-12, Class A1, 4.750%, 11/25/18	3,009
3,349	Series 2003-12, Class A2, 4.500%, 11/25/18	3,451
304	Series 2003-12, Class A3, 5.000%, 11/25/18	316
2,424	Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,507
3,565	Series 2003-16, Class 2A1, 4.500%, 12/25/18	3,658
2,462	Series 2003-K, Class 1A1, VAR, 4.434%, 11/25/33	2,525
39	Series 2003-K, Class 1A2, VAR, 4.434%, 11/25/33	40
6,093	Series 2003-M, Class A1, VAR, 4.678%, 12/25/33	6,300
2,534	Series 2004-7, Class 2A1, 4.500%, 07/25/19	2,594
2,101	Series 2004-EE, Class 2A2, VAR, 2.626%, 12/25/34	2,163
2,644	Series 2004-EE, Class 3A2, VAR, 3.049%, 12/25/34	2,750
4,197	Series 2004-O, Class A1, VAR, 4.922%, 08/25/34	4,377
5,107	Series 2005-1, Class 1A1, 4.750%, 01/25/20	5,378
4,380	Series 2005-13, Class A1, 5.000%, 11/25/20	4,634

		267,188

	Total Collateralized Mortgage Obligations (Cost $1,098,429)	1,114,112

Commercial Mortgage-Backed Securities — 4.5%
8,556	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	8,599
	Banc of America Commercial Mortgage Trust,
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	18,248
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	14,396

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.798%, 06/10/39	6,541
4,355	Series 2005-6, Class B, VAR, 5.363%, 09/10/47	4,382
	Bear Stearns Commercial Mortgage Securities,
27,835	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	29,404
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,067
10,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.393%, 07/15/44	10,533
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	14,310
10,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	10,280
15,000	COMM Mortgage Trust, Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,755
903	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.440%, 09/15/30 (e)	919
	Commercial Mortgage Asset Trust,
629	Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	632
6,000	Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	6,278
15,315	Commercial Mortgage Pass-Through Certificates, Series 2006-C2, Class A3, VAR, 5.855%, 03/15/39	17,320
	CS First Boston Mortgage Securities Corp.,
7,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	7,142
8,000	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	8,069
5,680	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	5,699
14,735	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	14,735
3,049	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	3,157
4,408	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,698
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,462
17,785	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VAR, 6.064%, 07/10/38	20,525
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,532
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.385%, 05/15/41	18,845
1,475	Series 2004-LN2, Class A1, 4.475%, 07/15/41	1,479
4,840	Series 2005-LDP5, Class B, VAR, 5.523%, 12/15/44	5,104
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,530
10,655	Series 2006-LDP7, Class A4, VAR, 6.065%, 04/15/45	12,317
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,003
17,562	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	18,711
	LB-UBS Commercial Mortgage Trust,
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	15,988
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,063
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	12,310
14,100	Series 2007-C2, Class A3, 5.430%, 02/15/40	16,267
10,000	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AM, 5.370%, 12/15/43	11,074
2,960	Morgan Stanley Capital I, Inc., Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	2,970
	Morgan Stanley Re-REMIC Trust,
1,351	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	1,354
3,171	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,168
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,482
10,046	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	10,146
15,193	Series 2012-XA, Class A, 2.000%, 07/28/49	15,378

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
6,834	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.407%, 08/25/29 (e)	6,800
	TIAA CMBS I Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,307
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,181
17,285	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.585%, 08/15/39	18,311
	Wachovia Bank Commercial Mortgage Trust,
8,388	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,866
15,411	Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	17,257
16,318	Wells Fargo Re-REMIC Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	16,297
11,173	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	11,413

	Total Commercial Mortgage-Backed Securities (Cost $544,990)	547,304

Corporate Bonds — 17.7%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,676
1,500	2.600%, 12/01/16	1,570
4,435	4.875%, 09/15/13	4,578

		8,824

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,095
3,350	2.300%, 01/09/15 (e)	3,436
10,009	6.500%, 11/15/13	10,551
3,980	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	4,256

		19,338

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
405	2.400%, 03/15/17	415
1,150	3.125%, 02/15/16	1,209
5,865	3.500%, 03/01/16	6,240
1,012	4.750%, 10/01/14	1,081

		8,945

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,849

	Media — 0.5%
1,500	CBS Corp., 1.950%, 07/01/17	1,536
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	317
	Comcast Corp.,
675	4.950%, 06/15/16	765
1,935	5.300%, 01/15/14	2,037
1,465	5.850%, 11/15/15	1,673
1,370	5.900%, 03/15/16	1,584
416	6.500%, 01/15/17	505
	COX Communications, Inc.,
6,220	5.450%, 12/15/14	6,806
505	5.500%, 10/01/15	569
1,190	5.875%, 12/01/16 (e)	1,399
8,640	NBCUniversal Media LLC, 2.875%, 04/01/16	9,153
	News America, Inc.,
360	5.300%, 12/15/14	392
1,495	7.600%, 10/11/15	1,745
300	9.250%, 02/01/13	304
5,424	TCI Communications, Inc., 8.750%, 08/01/15	6,527
2,935	Thomson Reuters Corp., (Canada), 5.700%, 10/01/14	3,189
	Time Warner Cable, Inc.,
3,990	5.850%, 05/01/17	4,728
2,795	7.500%, 04/01/14	3,040
4,421	8.250%, 02/14/14	4,811
1,530	Time Warner, Inc., 5.875%, 11/15/16	1,801
	Viacom, Inc.,
1,550	1.250%, 02/27/15	1,566
1,800	2.500%, 12/15/16	1,886
2,050	4.375%, 09/15/14	2,178
	Walt Disney Co. (The),
2,910	0.875%, 12/01/14	2,932
1,022	1.100%, 12/01/17	1,019
585	4.700%, 12/01/12	585

		63,047

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	414
851	5.900%, 12/01/16	1,001
1,090	7.875%, 07/15/15	1,277

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multiline Retail — Continued
1,190	Target Corp., 5.125%, 01/15/13	1,197

		3,889

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	533
2,555	Home Depot, Inc. (The), 5.250%, 12/16/13	2,682
2,868	Lowe’s Cos., Inc., 1.625%, 04/15/17	2,950
2,675	Staples, Inc., 9.750%, 01/15/14	2,925

		9,090

	Total Consumer Discretionary	114,982

	Consumer Staples — 0.9%
	Beverages — 0.4%
4,507	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	5,159
	Anheuser-Busch InBev Worldwide, Inc.,
520	0.800%, 07/15/15	522
1,420	1.500%, 07/14/14	1,441
450	2.500%, 03/26/13	453
1,371	5.375%, 11/15/14 (e)	1,493
1,000	Beam, Inc., 1.875%, 05/15/17	1,027
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,423
1,773	1.800%, 09/01/16	1,836
5,050	3.625%, 03/15/14	5,252
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	469
475	5.200%, 01/30/13	479
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,116
1,365	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,444
2,280	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,285
	PepsiCo, Inc.,
1,300	0.800%, 08/25/14	1,307
3,300	1.250%, 08/13/17	3,340
2,975	3.750%, 03/01/14	3,096
980	4.650%, 02/15/13	988
	SABMiller Holdings, Inc.,
2,590	1.850%, 01/15/15 (e)	2,640
230	2.450%, 01/15/17 (e)	241
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,494
1,000	5.700%, 01/15/14 (e)	1,055
794	6.500%, 07/01/16 (e)	938

		47,498

	Food & Staples Retailing — 0.2%
4,625	Costco Wholesale Corp., 1.125%, 12/15/17	4,635
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,327
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,925
890	3.900%, 10/01/15	962
1,200	4.950%, 01/15/15	1,297
660	5.500%, 02/01/13	665
4,975	7.500%, 01/15/14	5,346
3,055	Walgreen Co., 1.800%, 09/15/17	3,090
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,982
695	4.550%, 05/01/13	707
2,780	7.250%, 06/01/13	2,870

		25,806

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,155	4.100%, 03/15/16	2,315
500	5.100%, 07/15/15	544
340	5.350%, 04/15/14	359
4,570	5.875%, 05/15/13	4,672
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,893
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,590
1,215	4.375%, 06/01/13 (e)	1,237
1,385	5.000%, 11/15/13 (e)	1,440
2,200	5.200%, 01/22/13 (e)	2,214
1,529	ConAgra Foods, Inc., 1.350%, 09/10/15	1,530
	General Mills, Inc.,
185	1.550%, 05/16/14	187
3,105	5.250%, 08/15/13	3,207
	HJ Heinz Co.,
2,270	1.500%, 03/01/17	2,313
2,820	2.000%, 09/12/16	2,924
	Kellogg Co.,
729	1.750%, 05/17/17	748
2,460	1.875%, 11/17/16	2,538
710	4.250%, 03/06/13	717
2,240	4.450%, 05/30/16	2,491
	Mondelez International, Inc.,
1,210	4.125%, 02/09/16	1,324

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
1,500	5.250%, 10/01/13	1,552
150	6.000%, 02/11/13	151
965	6.750%, 02/19/14	1,035
1,815	Nabisco, Inc., 7.550%, 06/15/15	2,103
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,431

		41,515

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	460

	Total Consumer Staples	115,279

	Energy — 0.7%
	Energy Equipment & Services — 0.1%
737	Cameron International Corp., 1.600%, 04/30/15	745
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	913
545	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	564
1,200	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,203
	Transocean, Inc., (Cayman Islands),
500	2.500%, 10/15/17	503
650	4.950%, 11/15/15	713
2,980	5.050%, 12/15/16	3,317
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,647

		9,605

	Oil, Gas & Consumable Fuels — 0.6%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	464
2,555	5.950%, 09/15/16	2,964
2,000	7.625%, 03/15/14	2,160
1,000	Apache Corp., 1.750%, 04/15/17	1,032
590	Apache Finance Canada Corp., (Canada), 4.375%, 05/15/15	639
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,908
	Canadian Natural Resources Ltd., (Canada),
1,238	1.450%, 11/14/14	1,256
3,660	4.900%, 12/01/14	3,952
1,080	5.700%, 05/15/17	1,282
965	6.000%, 08/15/16	1,133
2,925	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	3,111
	Chevron Corp.,
791	1.104%, 12/05/17	796
800	3.950%, 03/03/14	834
	ConocoPhillips,
1,035	4.600%, 01/15/15	1,122
303	4.750%, 02/01/14	318
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,214
	Devon Energy Corp.,
2,436	1.875%, 05/15/17	2,493
3,075	2.400%, 07/15/16	3,196
3,570	EOG Resources, Inc., 6.125%, 10/01/13	3,733
3,478	Marathon Oil Corp., 0.900%, 11/01/15	3,482
690	Occidental Petroleum Corp., 1.750%, 02/15/17	711
3,991	PC Financial Partnership, 5.000%, 11/15/14	4,317
6,667	Petrobras International Finance Co. - Pifco, (Cayman Islands), 3.500%, 02/06/17	7,023
2,091	Phillips 66, 2.950%, 05/01/17 (e)	2,229
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	537
2,615	1.875%, 03/25/13	2,628
3,052	3.100%, 06/28/15	3,242
849	3.250%, 09/22/15	910
5,315	4.000%, 03/21/14	5,553
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	243
4,282	5.125%, 04/30/14 (e)	4,552
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	288
924	1.500%, 02/17/17	939
716	1.550%, 06/28/17	731
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,427
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,439

		77,858

	Total Energy	87,463

	Financials — 10.4%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,321
1,961	1.200%, 02/20/15	1,983
2,113	2.300%, 07/28/16	2,216
6,277	2.500%, 01/15/16	6,586
2,730	2.950%, 06/18/15	2,880

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
1,870	3.100%, 01/15/15	1,961
3,300	4.500%, 04/01/13	3,344
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,297
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,722
	Credit Suisse USA, Inc.,
1,975	4.875%, 01/15/15	2,134
10,162	5.125%, 08/15/15	11,282
5,225	5.500%, 08/15/13	5,406
395	5.850%, 08/16/16	458
580	FMR LLC, 4.750%, 03/01/13 (e)	585
	Goldman Sachs Group, Inc. (The),
1,096	3.300%, 05/03/15	1,142
10,415	3.625%, 02/07/16	11,037
14,145	3.700%, 08/01/15	14,932
2,000	4.750%, 07/15/13	2,048
11,765	5.150%, 01/15/14	12,286
3,000	5.500%, 11/15/14	3,235
18,840	6.000%, 05/01/14	20,115
	Jefferies Group, Inc.,
10,275	3.875%, 11/09/15	10,506
2,050	5.875%, 06/08/14	2,153
3,303	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	3,603
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,943
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	1,034
3,275	5.300%, 09/30/15	3,600
4,376	5.450%, 02/05/13	4,412
4,591	5.450%, 07/15/14	4,898
13,651	6.150%, 04/25/13	13,937
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,981
6,250	4.100%, 01/26/15	6,497
12,242	4.200%, 11/20/14	12,805
915	4.750%, 04/01/14	947
8,805	5.300%, 03/01/13	8,902
1,270	5.550%, 04/27/17	1,405
13,150	6.000%, 05/13/14	13,941
8,780	6.000%, 04/28/15	9,567
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,469
8,505	5.000%, 03/04/15	9,012
	Northern Trust Corp.,
2,760	4.625%, 05/01/14	2,918
3,220	5.500%, 08/15/13	3,335
	State Street Corp.,
5,370	2.875%, 03/07/16	5,721
6,213	4.300%, 05/30/14	6,562
2,015	5.375%, 04/30/17	2,379
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	494
9,120	3.875%, 01/15/15	9,642

		266,633

	Commercial Banks — 3.4%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	529
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,018
1,896	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,993
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,815
2,800	3.250%, 03/01/16	2,989
	Bank of America Corp.,
715	3.625%, 03/17/16	758
6,005	4.900%, 05/01/13	6,105
975	5.125%, 11/15/14	1,042
3,710	5.625%, 10/14/16	4,221
2,070	6.000%, 09/01/17	2,409
2,530	6.500%, 08/01/16	2,939
15,480	7.375%, 05/15/14	16,810
	Bank of Montreal, (Canada),
1,470	0.800%, 11/06/15	1,472
6,034	1.300%, 10/31/14 (e)	6,133
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,399
1,645	2.050%, 10/07/15	1,707
1,173	2.375%, 12/17/13	1,197
5,300	3.400%, 01/22/15	5,605
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
2,782	2.600%, 01/22/13 (e)	2,789
2,125	3.850%, 01/22/15 (e)	2,253
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,393
4,450	2.750%, 02/23/15	4,603

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
650	Series 1, 5.000%, 09/22/16	731
3,280	5.200%, 07/10/14	3,494
	BB&T Corp.,
900	2.050%, 04/28/14	917
2,230	2.150%, 03/22/17	2,313
6,970	3.200%, 03/15/16	7,444
1,535	3.375%, 09/25/13	1,570
312	3.950%, 04/29/16	342
1,878	5.200%, 12/23/15	2,092
6,154	5.700%, 04/30/14	6,590
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,387
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,402
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,427
3,000	2.600%, 07/02/15 (e)	3,160
2,040	Comerica, Inc., 3.000%, 09/16/15	2,159
	Credit Suisse, (Switzerland),
1,925	2.200%, 01/14/14	1,956
9,420	3.500%, 03/23/15	9,967
13,114	5.500%, 05/01/14	13,975
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,638
5,560	3.875%, 08/18/14	5,853
2,045	4.875%, 05/20/13	2,087
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	7,028
12,209	DNB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,675
6,841	Fifth Third Bancorp, 3.625%, 01/25/16 HSBC Bank plc, (United Kingdom),	7,332
2,836	1.625%, 07/07/14 (e)	2,893
1,350	2.000%, 01/19/14 (e)	1,365
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,920
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,652
3,047	ING Bank N.V., (Netherlands), 2.000%, 09/25/15 (e)	3,066
1,290	KeyBank N.A., 5.800%, 07/01/14	1,385
6,953	KeyCorp, 6.500%, 05/14/13	7,140
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,294
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,729
500	2.750%, 03/09/17	529
1,000	3.000%, 07/27/16 (e)	1,062
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,589
8,246	National City Corp., 4.900%, 01/15/15	8,966
	Nordea Bank AB, (Sweden),
2,500	1.750%, 10/04/13 (e)	2,522
5,650	3.125%, 03/20/17 (e)	6,018
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,850
	PNC Funding Corp.,
2,045	3.625%, 02/08/15	2,173
1,260	4.250%, 09/21/15	1,379
380	5.400%, 06/10/14	407
10,000	Rabobank Nederland N.V., (Netherlands),
	3.200%, 03/11/15 (e)	10,487
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	490
2,661	1.200%, 09/19/17	2,679
4,130	2.300%, 07/20/16	4,323
4,970	2.625%, 12/15/15	5,242
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,192
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	6,007
5,956	3.600%, 04/15/16	6,375
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,288
6,100	2.200%, 07/29/15 (e)	6,370
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,576
1,705	2.450%, 07/27/15	1,788
5,938	2.875%, 11/20/14	6,203
3,366	4.200%, 05/15/14	3,539
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,417
6,202	6.300%, 02/04/14	6,608
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,661
1,500	5.000%, 08/15/15	1,644
3,375	5.600%, 03/15/16	3,790
	Wachovia Corp.,
3,655	4.875%, 02/15/14	3,813
3,000	5.250%, 08/01/14	3,214
3,130	5.500%, 05/01/13	3,196
1,720	5.750%, 06/15/17	2,044

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wells Fargo & Co.,
770	1.500%, 07/01/15	782
6,780	2.100%, 05/08/17	7,032
1,040	2.625%, 12/15/16	1,100
5,770	4.625%, 04/15/14	6,042
560	5.000%, 11/15/14	603
5,185	SUB, 3.676%, 06/15/16	5,645
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,643
	Westpac Banking Corp., (Australia),
1,580	3.000%, 08/04/15	1,671
6,973	3.000%, 12/09/15	7,396
4,790	4.200%, 02/27/15	5,148

		421,665

	Consumer Finance — 1.4%
	American Express Co.,
720	5.500%, 09/12/16	829
6,627	7.250%, 05/20/14	7,244
	American Express Credit Corp.,
833	2.375%, 03/24/17	876
3,385	2.750%, 09/15/15	3,562
5,532	2.800%, 09/19/16	5,879
3,030	5.125%, 08/25/14	3,257
2,150	5.300%, 12/02/15	2,412
2,464	5.875%, 05/02/13	2,518
10,305	7.300%, 08/20/13	10,798
	American Honda Finance Corp.,
638	1.000%, 08/11/15 (e)	642
2,085	1.450%, 02/27/15 (e)	2,120
2,157	1.850%, 09/19/14 (e)	2,195
5,730	2.375%, 03/18/13 (e)	5,761
1,725	2.500%, 09/21/15 (e)	1,802
2,200	3.500%, 03/16/15 (e)	2,330
5,940	4.625%, 04/02/13 (e)	6,021
500	Boeing Capital Corp., 2.125%, 08/15/16	523
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,105
	Capital One Financial Corp.,
2,150	2.150%, 03/23/15	2,199
5,623	3.150%, 07/15/16	5,998
1,330	5.500%, 06/01/15	1,472
1,725	6.250%, 11/15/13	1,816
6,452	7.375%, 05/23/14	7,054
4,539	Ford Motor Credit Co. LLC,
	3.000%, 06/12/17	4,625
10,086	3.984%, 06/15/16	10,657
6,080	4.207%, 04/15/16	6,463
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,340
15,901	5.000%, 06/30/15	17,281
1,625	5.250%, 04/15/15	1,768
520	5.500%, 01/19/16	578
	John Deere Capital Corp.,
536	0.700%, 09/04/15	537
1,418	0.875%, 04/17/15	1,425
995	1.600%, 03/03/14	1,009
790	1.850%, 09/15/16	816
2,400	2.250%, 06/07/16	2,520
1,335	2.950%, 03/09/15	1,401
2,450	4.500%, 04/03/13	2,483
1,860	MBNA Corp., 6.125%, 03/01/13	1,882
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,763
4,258	1.600%, 03/15/17	4,346
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,922
1,417	1.250%, 10/05/17	1,427
5,195	2.050%, 01/12/17	5,404
2,737	3.200%, 06/17/15	2,907
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	1,001

		166,968

	Diversified Financial Services — 2.0%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,676
	BP Capital Markets plc, (United Kingdom),
3,133	0.700%, 11/06/15	3,125
2,935	1.846%, 05/05/17	3,002
4,605	2.248%, 11/01/16	4,791
2,340	3.125%, 10/01/15	2,491
4,040	3.200%, 03/11/16	4,326
1,870	3.625%, 05/08/14	1,950
4,375	3.875%, 03/10/15	4,674
3,015	5.250%, 11/07/13	3,146
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,130
	Caterpillar Financial Services Corp.,
829	0.700%, 11/06/15	827
630	1.050%, 03/26/15	635

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
2,935	1.125%, 12/15/14	2,973
6,700	1.550%, 12/20/13	6,773
760	2.050%, 08/01/16	787
275	2.650%, 04/01/16	291
2,265	4.900%, 08/15/13	2,336
1,700	5.500%, 03/15/16	1,960
3,080	6.125%, 02/17/14	3,286
1,880	6.200%, 09/30/13	1,967
	Citigroup, Inc.,
1,958	3.953%, 06/15/16	2,110
4,000	4.450%, 01/10/17	4,438
10,450	4.750%, 05/19/15	11,292
363	5.500%, 10/15/14	390
22,475	6.000%, 12/13/13	23,650
12,000	6.010%, 01/15/15	13,147
11,313	6.375%, 08/12/14	12,257
19,289	6.500%, 08/19/13	20,052
1,813	CME Group, Inc., 5.750%, 02/15/14	1,922
	ERAC USA Finance LLC,
311	1.400%, 04/15/16 (e)	314
3,710	2.750%, 07/01/13 (e)	3,755
783	2.750%, 03/15/17 (e)	822
2,400	5.600%, 05/01/15 (e)	2,636
	General Electric Capital Corp.,
6,218	1.625%, 07/02/15	6,307
4,121	2.300%, 04/27/17	4,258
12,870	3.500%, 06/29/15	13,679
5,000	3.750%, 11/14/14	5,282
2,345	4.375%, 09/21/15	2,562
5,000	4.750%, 09/15/14	5,359
5,541	4.875%, 03/04/15	6,022
11,926	5.500%, 06/04/14	12,783
920	5.625%, 09/15/17	1,086
3,225	5.650%, 06/09/14	3,461
18,712	5.900%, 05/13/14	20,100
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	545
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,577
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	506

		242,458

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,504

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,142
5,000	5.600%, 05/15/15	5,572
1,670	5.875%, 06/15/14	1,800
	Aflac, Inc.,
4,150	2.650%, 02/15/17	4,381
2,165	3.450%, 08/15/15	2,309
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,523
2,343	Aon Corp., 3.500%, 09/30/15	2,476
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,460
	Berkshire Hathaway Finance Corp.,
1,470	1.600%, 05/15/17	1,507
2,770	5.000%, 08/15/13	2,859
6,615	5.100%, 07/15/14	7,093
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,161
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,262
7,061	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	7,209
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,214
1,084	2.300%, 09/28/15 (e)	1,128
700	2.875%, 04/21/14 (e)	721
	Metropolitan Life Global Funding I,
10,735	2.000%, 01/10/14 (e)	10,899
1,700	2.000%, 01/09/15 (e)	1,748
3,951	2.500%, 09/29/15 (e)	4,129
1,900	3.125%, 01/11/16 (e)	2,019
3,310	5.125%, 04/10/13 (e)	3,363
2,850	5.125%, 06/10/14 (e)	3,040
1,200	5.200%, 09/18/13 (e)	1,241
4,000	Monumental Global Funding III, 5.500%, 04/22/13 (e)	4,075
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	591
620	2.450%, 07/14/16 (e)	647
5,665	3.000%, 05/04/15 (e)	5,977
3,350	4.650%, 05/09/13 (e)	3,412
1,000	5.375%, 09/15/13 (e)	1,038
3,240	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	3,295

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
5,995	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,425
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,112
4,933	5.300%, 04/24/13	5,026
1,000	5.550%, 04/27/15	1,108
2,561	Travelers Cos., Inc. (The), 6.250%, 06/20/16	3,018
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,399

		124,379

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
1,955	5.750%, 11/01/15	2,085
460	6.400%, 02/15/15	496
	ERP Operating LP,
2,000	5.200%, 04/01/13	2,028
500	5.250%, 09/15/14	536
525	5.375%, 08/01/16	596
	HCP, Inc.,
2,300	2.700%, 02/01/14	2,341
3,852	7.072%, 06/08/15	4,330
	Simon Property Group LP,
191	2.150%, 09/15/17	198
1,738	4.200%, 02/01/15	1,847
1,850	4.900%, 01/30/14	1,938
438	5.100%, 06/15/15	484
2,355	5.250%, 12/01/16	2,703
825	6.100%, 05/01/16	959
1,125	6.750%, 05/15/14	1,205
3,050	WCI Finance LLC/WEA Finance LLC,
	5.700%, 10/01/16 (e)	3,470
4,980	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (e)	5,435

		30,651

	Thrifts & Mortgage Finance — 0.1%
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,445

	Total Financials	1,270,703

	Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	299
2,200	2.300%, 06/15/16	2,298
1,065	2.500%, 11/15/16	1,116
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,536
2,086	2.450%, 10/15/15	2,169

		7,418

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,657
255	4.000%, 03/01/14	265
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,028

		3,950

	Health Care Providers & Services — 0.1%
1,128	Aetna, Inc., 1.750%, 05/15/17	1,151
830	Express Scripts Holding Co., 2.650%, 02/15/17 (e)	867
	Laboratory Corp. of America Holdings,
1,735	2.200%, 08/23/17	1,791
1,892	3.125%, 05/15/16	1,999
2,800	5.625%, 12/15/15	3,135
544	McKesson Corp., 0.950%, 12/04/15	545
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	856
	UnitedHealth Group, Inc.,
867	1.400%, 10/15/17	873
2,095	5.000%, 08/15/14	2,245
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,816
380	5.000%, 12/15/14	412
1,495	5.250%, 01/15/16	1,676
215	6.000%, 02/15/14	228

		17,594

	Pharmaceuticals — 0.2%
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	826
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,041
	Hospira, Inc.,
1,985	5.900%, 06/15/14	2,122
1,165	6.050%, 03/30/17	1,362
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,763
1,175	Sanofi, (France), 2.625%, 03/29/16	1,239
2,290	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	2,592
3,295	Watson Pharmaceuticals, Inc., 5.000%, 08/15/14	3,521

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
2,793	Wyeth LLC, 5.500%, 02/01/14	2,957

		19,423

	Total Health Care	48,385

	Industrials — 0.7%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,913
3,510	5.200%, 08/15/15 (e)	3,854
1,000	Boeing Co. (The), 3.500%, 02/15/15	1,066
	General Dynamics Corp.,
1,253	1.000%, 11/15/17	1,251
2,460	5.250%, 02/01/14	2,587
	Honeywell International, Inc.,
1,115	3.875%, 02/15/14	1,160
1,285	4.250%, 03/01/13	1,297
	Lockheed Martin Corp.,
360	2.125%, 09/15/16	375
1,300	7.650%, 05/01/16	1,560
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,049
355	Textron, Inc., 6.200%, 03/15/15	391
	United Technologies Corp.,
3,000	1.200%, 06/01/15	3,050
595	1.800%, 06/01/17	616

		20,169

	Air Freight & Logistics — 0.0% (g)
1,358	United Parcel Service, Inc., 1.125%, 10/01/17	1,368

	Commercial Services & Supplies — 0.1%
5,615	ADT Corp. (The), 2.250%, 07/15/17 (e)	5,671
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	694
2,375	4.875%, 08/15/14	2,478
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,284
1,063	6.375%, 03/11/15	1,194

		11,321

	Construction & Engineering — 0.0% (g)
445	ABB Finance USA, Inc., 1.625%, 05/08/17	452

	Industrial Conglomerates — 0.0% (g)
5,000	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	5,567
409	Turlock Corp., 1.500%, 11/02/17 (e)	411

		5,978

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	794
4,323	Danaher Corp., 1.300%, 06/23/14	4,373
1,475	Deere & Co., 6.950%, 04/25/14	1,606
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,234

		8,007

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
1,700	5.650%, 05/01/17	2,021
2,000	7.000%, 02/01/14	2,145
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,535
2,852	4.950%, 01/15/14	2,993
	CSX Corp.,
500	5.300%, 02/15/14	525
3,675	6.250%, 04/01/15	4,126
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,259
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
216	2.500%, 07/11/14 (e)	218
2,970	3.125%, 05/11/15 (e)	3,033
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,709
1,000	3.600%, 03/01/16	1,060
2,145	6.000%, 03/01/13	2,169
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,673
1,075	5.650%, 05/01/17	1,270
1,455	7.000%, 02/01/16	1,707

		33,443

	Total Industrials	80,738

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
2,500	1.625%, 03/14/14	2,540
1,230	5.500%, 02/22/16	1,413

		3,953

	Computers & Peripherals — 0.3%
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,111
3,605	4.700%, 04/15/13	3,659
600	5.625%, 04/15/14	639

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Computers & Peripherals — Continued
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,378
3,232	2.200%, 12/01/15	3,169
10,100	3.000%, 09/15/16	9,943
3,650	4.500%, 03/01/13	3,677
2,500	4.750%, 06/02/14	2,580
7,505	6.125%, 03/01/14	7,853

		37,009

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
3,980	3.375%, 11/01/15	4,137
6,246	6.875%, 07/01/13	6,456

		10,593

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,874
1,360	1.625%, 10/15/15	1,397

		4,271

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	324
	International Business Machines Corp.,
1,375	0.875%, 10/31/14	1,386
3,631	1.250%, 02/06/17	3,675
5,860	1.950%, 07/22/16	6,089
3,025	2.100%, 05/06/13	3,048
1,250	6.500%, 10/15/13	1,316
650	7.500%, 06/15/13	676

		16,514

	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	649
3,800	4.250%, 02/15/15	3,997
1,390	6.750%, 02/01/17	1,616
2,505	8.250%, 05/15/14	2,745

		9,007

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,064
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,668
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,843

		14,575

	Software — 0.1%
2,742	Intuit, Inc., 5.750%, 03/15/17	3,184
	Microsoft Corp.,
349	0.875%, 11/15/17	349
3,155	2.950%, 06/01/14	3,278
	Oracle Corp.,
1,210	1.200%, 10/15/17	1,213
4,025	5.250%, 01/15/16	4,574

		12,598

	Total Information Technology	108,520

	Materials — 0.8%
	Chemicals — 0.4%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	850
	Dow Chemical Co. (The),
2,135	2.500%, 02/15/16	2,223
6,904	5.900%, 02/15/15	7,649
2,469	7.600%, 05/15/14	2,706
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,956
3,225	3.250%, 01/15/15	3,403
2,840	5.250%, 12/15/16	3,297
	Ecolab, Inc.,
733	1.000%, 08/09/15	736
2,100	2.375%, 12/08/14	2,170
3,175	3.000%, 12/08/16	3,391
960	Monsanto Co., 2.750%, 04/15/16	1,023
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,153	3.750%, 09/30/15	3,399
4,275	5.250%, 05/15/14	4,555
	PPG Industries, Inc.,
410	1.900%, 01/15/16	422
5,994	5.750%, 03/15/13	6,080
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,261
1,920	3.950%, 06/01/13	1,954
830	4.625%, 03/30/15	907
3,390	5.375%, 11/01/16	3,925

		53,907

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
690	5.300%, 10/15/13	715
975	6.000%, 09/30/16	1,097

		1,812

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — 0.4%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,731
5,035	1.625%, 02/24/17	5,170
1,900	4.800%, 04/15/13	1,931
375	5.250%, 12/15/15	425
950	6.750%, 11/01/13	1,003
4,120	8.500%, 12/01/12	4,121
	Freeport-McMoRan Copper & Gold, Inc.,
5,245	1.400%, 02/13/15	5,292
2,417	2.150%, 03/01/17	2,471
650	Nucor Corp., 5.000%, 06/01/13	664
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,317
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,192
897	2.250%, 09/20/16	933
8,900	8.950%, 05/01/14	9,920

		43,170

	Total Materials	98,889

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
1,260	0.875%, 02/13/15	1,266
596	1.600%, 02/15/17	606
2,000	1.700%, 06/01/17	2,039
2,922	5.100%, 09/15/14	3,151
	BellSouth Corp.,
8,976	5.200%, 09/15/14	9,688
2,270	5.200%, 12/15/16	2,631
	British Telecommunications plc, (United Kingdom),
694	2.000%, 06/22/15	714
4,050	5.150%, 01/15/13	4,072
	Deutsche Telekom International Finance B.V., (Netherlands),
2,015	2.250%, 03/06/17 (e)	2,072
4,470	4.875%, 07/08/14	4,743
1,000	5.750%, 03/23/16	1,140
550	5.875%, 08/20/13	569
8,745	France Telecom S.A., (France), 4.375%, 07/08/14	9,210
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,554
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,764
1,450	6.175%, 06/18/14	1,522
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	508
1,121	3.992%, 02/16/16	1,137
1,280	4.949%, 01/15/15	1,325
3,040	5.855%, 02/04/13	3,055
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,372
5,488	2.000%, 11/01/16	5,708
1,320	5.250%, 04/15/13	1,343
15,000	5.550%, 02/15/16	17,164
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,548

		82,901

	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,793
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	15,892
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,557
4,340	1.625%, 03/20/17	4,416
4,075	4.150%, 06/10/14	4,286
1,396	5.625%, 02/27/17	1,650

		31,594

	Total Telecommunication Services	114,495

	Utilities — 1.1%
	Electric Utilities — 0.8%
555	AEP Texas North Co., 5.500%, 03/01/13	562
490	Alabama Power Co., 4.850%, 12/15/12	491
224	American Electric Power Co., Inc., 1.650%, 12/15/17	225
2,160	Arizona Public Service Co., 6.250%, 08/01/16	2,553
700	CenterPoint Energy Houston Electric LLC, 5.700%, 03/15/13	710
	Commonwealth Edison Co.,
1,424	1.625%, 01/15/14	1,442
415	1.950%, 09/01/16	430
	Consolidated Edison Co. of New York, Inc.,
2,000	3.850%, 06/15/13	2,033
2,725	5.500%, 09/15/16	3,173

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,725
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,662
1,520	3.950%, 09/15/14	1,604
5,085	5.650%, 06/15/13	5,225
2,133	6.300%, 02/01/14	2,266
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	542
1,019	Entergy Corp., 3.625%, 09/15/15	1,072
935	Entergy Louisiana LLC, 1.875%, 12/15/14	958
1,000	Exelon Corp., 4.900%, 06/15/15	1,095
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,613
2,075	Florida Power Corp., 4.800%, 03/01/13	2,097
4,803	Georgia Power Co., 6.000%, 11/01/13	5,035
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	831
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,997
600	Monongahela Power Co., Inc., 6.700%, 06/15/14	652
2,745	Nevada Power Co., 5.875%, 01/15/15	3,032
	NextEra Energy Capital Holdings, Inc.,
273	1.200%, 06/01/15	274
355	2.600%, 09/01/15	371
1,239	5.350%, 06/15/13	1,269
5,190	7.875%, 12/15/15	6,222
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,008
	Ohio Power Co.,
3,230	5.750%, 09/01/13	3,350
530	6.000%, 06/01/16	614
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,828
3,195	Pacific Gas & Electric Co., 4.800%, 03/01/14	3,356
750	PacifiCorp, 4.950%, 08/15/14	800
2,076	Peco Energy Co., 5.000%, 10/01/14	2,237
550	Potomac Electric Power Co., 4.950%, 11/15/13	573
610	PPL Energy Supply LLC, 6.200%, 05/15/16	703
	Progress Energy, Inc.,
370	5.625%, 01/15/16	421
295	6.050%, 03/15/14	314
	PSEG Power LLC,
1,683	2.500%, 04/15/13	1,695
960	2.750%, 09/15/16	1,000
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,524
	Public Service Electric & Gas Co.,
1,150	2.700%, 05/01/15	1,203
1,200	5.000%, 08/15/14	1,290
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	922
2,455	Series M, 6.000%, 05/15/16	2,860
745	Southern California Edison Co., 4.150%, 09/15/14	790
	Southern Co. (The),
560	1.950%, 09/01/16	580
2,952	4.150%, 05/15/14	3,100
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,477
1,544	6.250%, 02/15/13	1,560
1,000	Virginia Electric and Power Co., 4.750%, 03/01/13	1,010

		94,376

	Gas Utilities — 0.2%
	AGL Capital Corp.,
2,310	4.450%, 04/15/13	2,342
1,000	4.950%, 01/15/15	1,083
1,320	6.375%, 07/15/16	1,563
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,494
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,053
1,300	6.150%, 05/01/16	1,495
2,270	7.875%, 04/01/13	2,321
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,105
668	Southern California Gas Co., 5.500%, 03/15/14	710
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	425
10,025	4.000%, 06/15/13	10,214
249	7.690%, 06/30/16	305

		30,110

	Multi-Utilities — 0.1%
350	Centerpoint Energy, Inc., 5.950%, 02/01/17	410
1,515	PG&E Corp., 5.750%, 04/01/14	1,611
1,210	Sempra Energy, 2.000%, 03/15/14	1,230

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
1,880	6.500%, 06/01/16	2,223
6,010	8.900%, 11/15/13	6,465
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,945
1,125	6.250%, 12/01/15	1,308

		15,192

	Total Utilities	139,678

	Total Corporate Bonds (Cost $2,124,960)	2,179,132

Foreign Government Securities — 0.5%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	33,098
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	249
	Province of Ontario, (Canada),
2,515	0.950%, 05/26/15	2,547
1,370	2.300%, 05/10/16	1,445
8,655	2.700%, 06/16/15	9,131
6,530	2.950%, 02/05/15	6,875
1,250	4.100%, 06/16/14	1,321
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,433

	Total Foreign Government Securities (Cost $56,686)	58,099

Mortgage Pass-Through Securities — 6.5%
	Federal Home Loan Mortgage Corp.,
556	ARM, 2.004%, 08/01/37	578
87	ARM, 2.171%, 01/01/27	92
2,610	ARM, 2.306%, 05/01/37	2,787
2,133	ARM, 2.324%, 03/01/37	2,283
115	ARM, 2.336%, 12/01/27	122
2,110	ARM, 2.402%, 12/01/36	2,247
1,860	ARM, 2.480%, 08/01/36	1,986
592	ARM, 2.521%, 06/01/36	631
1,484	ARM, 2.532%, 11/01/36	1,580
1,665	ARM, 2.600%, 08/01/36	1,782
4,267	ARM, 2.658%, 10/01/36	4,567
277	ARM, 2.671%, 03/01/35	297
1,145	ARM, 2.673%, 03/01/37	1,230
1,143	ARM, 2.675%, 04/01/37	1,228
2,496	ARM, 2.708%, 01/01/37	2,640
1,133	ARM, 2.717%, 12/01/36	1,211
5	ARM, 2.768%, 12/01/17	5
5,540	ARM, 2.862%, 03/01/35	5,938
351	ARM, 2.871%, 07/01/36	377
931	ARM, 2.894%, 10/01/37	1,001
4,459	ARM, 2.911%, 10/01/35	4,771
276	ARM, 2.955%, 04/01/37	297
5,151	ARM, 2.980%, 06/01/37	5,553
8,647	ARM, 2.987%, 06/01/37	9,268
1,797	ARM, 3.020%, 08/01/37	1,934
3,251	ARM, 3.159%, 03/01/36	3,465
563	ARM, 3.236%, 08/01/37	604
1,380	ARM, 3.259%, 03/01/37	1,485
1,057	ARM, 3.282%, 02/01/37	1,128
3,172	ARM, 3.479%, 04/01/38	3,372
7,310	ARM, 3.511%, 03/01/36	7,922
2,716	ARM, 3.515%, 01/01/38	2,900
2	ARM, 5.751%, 01/01/27	2
447	ARM, 6.145%, 08/01/36	482
970	ARM, 6.367%, 11/01/37	1,061
829	ARM, 6.386%, 12/01/36	897
445	ARM, 6.440%, 02/01/37	483
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,509	4.000%, 07/01/18 - 07/01/19	3,733
1,347	4.500%, 04/01/16 - 10/01/18	1,438
19,692	5.000%, 03/01/18 - 01/01/21	21,238
41,575	5.500%, 08/01/19 - 01/01/24	44,957
15,586	6.000%, 08/01/16 - 12/01/23	16,513
16,466	6.500%, 07/01/14 - 08/01/21	17,674
7,964	7.000%, 03/01/15 - 03/01/17	8,447
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,115	6.000%, 01/01/19 - 10/01/24	2,300
6,858	6.500%, 08/01/18 - 03/01/26	7,681
14	7.000%, 03/01/14	14
142	7.500%, 10/01/16 - 07/01/18	155
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
34,012	5.500%, 03/01/34 - 07/01/37	37,205
498	6.000%, 07/01/32	550
1,398	7.000%, 08/01/38	1,594
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
15,275	7.500%, 12/01/36	17,816
5,361	10.000%, 10/01/30	6,337
286	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	309

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
39	8.000%, 04/01/17 - 05/01/19	43
8	8.250%, 08/01/17	8
	Federal National Mortgage Association,
58	ARM, 1.699%, 08/01/37	62
3,190	ARM, 1.871%, 08/01/37	3,430
40	ARM, 1.879%, 03/01/19	41
1,403	ARM, 1.993%, 04/01/37	1,483
2,490	ARM, 2.065%, 07/01/37	2,667
3,050	ARM, 2.180%, 01/01/37	3,222
2,177	ARM, 2.213%, 04/01/36 - 02/01/37	2,297
297	ARM, 2.220%, 01/01/35	316
22	ARM, 2.240%, 06/01/27	23
1,865	ARM, 2.242%, 08/01/36	2,011
2,692	ARM, 2.300%, 11/01/37	2,882
663	ARM, 2.357%, 10/01/36	709
602	ARM, 2.379%, 05/01/36	640
22	ARM, 2.381%, 01/01/19	23
46	ARM, 2.398%, 07/01/37	49
26	ARM, 2.413%, 07/01/27	27
429	ARM, 2.419%, 07/01/37	445
13	ARM, 2.422%, 05/01/25	14
1	ARM, 2.470%, 10/01/27	1
204	ARM, 2.595%, 12/01/36	218
5	ARM, 2.624%, 08/01/19	5
451	ARM, 2.633%, 01/01/37	482
3,796	ARM, 2.639%, 12/01/36	4,064
1,026	ARM, 2.670%, 12/01/35	1,097
2,028	ARM, 2.684%, 11/01/37	2,165
2,031	ARM, 2.703%, 11/01/37	2,166
10	ARM, 2.723%, 10/01/25	11
811	ARM, 2.729%, 07/01/36	866
410	ARM, 2.735%, 12/01/36	438
829	ARM, 2.754%, 10/01/36	890
1,534	ARM, 2.757%, 09/01/34	1,644
3,479	ARM, 2.798%, 03/01/37	3,725
399	ARM, 2.832%, 08/01/36	428
893	ARM, 2.837%, 04/01/37	957
1,686	ARM, 2.922%, 08/01/36	1,808
1,793	ARM, 3.010%, 08/01/36	1,924
588	ARM, 3.040%, 12/01/36	631
21	ARM, 3.125%, 11/01/16	21
4,043	ARM, 3.240%, 03/01/36	4,323
7,029	ARM, 3.450%, 03/01/36	7,528
6,038	ARM, 3.452%, 03/01/36	6,467
4,724	ARM, 3.522%, 10/01/35	5,076
6	ARM, 3.751%, 08/01/17	6
493	ARM, 4.699%, 04/01/38	528
1,520	ARM, 4.751%, 12/01/37	1,631
77	ARM, 5.347%, 06/01/36	83
3,401	ARM, 5.575%, 01/01/23	3,728
625	ARM, 5.770%, 03/01/47	675
33	ARM, 5.966%, 08/01/36	36
	Federal National Mortgage Association, 15 Year, Single Family,
4,003	4.000%, 07/01/18 - 01/01/19	4,326
6,473	4.500%, 05/01/18 - 05/01/19	6,980
38,232	5.000%, 12/01/13 - 02/01/23	41,600
57,758	5.500%, 01/01/18 - 01/01/25	62,573
44,841	6.000%, 06/01/13 - 07/01/24	48,673
26,490	6.500%, 09/01/13 - 03/01/23	28,495
5,418	7.000%, 03/01/15 - 01/01/18	5,728
25	7.500%, 05/01/15	26
290	8.000%, 11/01/15 - 10/01/16	310
	Federal National Mortgage Association, 20 Year, Single Family,
2,484	5.500%, 05/01/27	2,705
3,159	6.000%, 03/01/18 - 04/01/24	3,479
4,803	6.500%, 01/01/14 - 03/01/25	5,375
1,352	7.000%, 08/01/20 - 08/01/21	1,520
10	7.500%, 11/01/13 - 06/01/16	10
32	8.000%, 07/01/14 - 11/01/15	34
	Federal National Mortgage Association, 30 Year, FHA/VA,
245	5.500%, 08/01/34	269
41	6.000%, 07/01/17	44
16	8.500%, 03/01/27	16
	Federal National Mortgage Association, 30 Year, Single Family,
73,730	5.500%, 12/01/32 - 09/01/38	81,403
44,522	6.000%, 04/01/35 - 01/01/38	49,770
38,857	6.500%, 03/01/26 - 10/01/38	43,803
14,660	7.000%, 04/01/37 - 08/01/37	17,116
140	8.000%, 12/01/30	167
11	8.500%, 09/01/21	14
82	9.000%, 02/01/31	99
28	9.500%, 07/01/28	32
11	10.000%, 02/01/24	11

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
636	4.000%, 07/01/13 - 07/01/17	680
650	4.500%, 11/01/13 - 12/01/19	685
489	5.000%, 01/01/14 - 05/01/14	501
1,643	5.500%, 06/01/16 - 09/01/17	1,768
940	6.000%, 09/01/17	994
	Government National Mortgage Association II,
150	ARM, 1.625%, 11/20/25 - 01/20/28	156
55	ARM, 1.750%, 07/20/21	57
91	ARM, 2.000%, 08/20/16 - 09/20/22	95
15	ARM, 2.500%, 12/20/17 - 05/20/21	16
44	ARM, 3.000%, 01/20/16 - 05/20/20	46
8	ARM, 3.500%, 10/20/17 - 12/20/17	8
16	ARM, 4.000%, 11/20/15 - 08/20/18	17
	Government National Mortgage Association II, 30 Year, Single Family,
12,671	6.000%, 09/20/38	14,216
21,022	7.000%, 08/20/38 - 09/20/38	24,291
19	7.500%, 09/20/28	23
44	8.000%, 09/20/26 - 12/20/27	56
53	8.500%, 03/20/25 - 04/20/25	65
	Government National Mortgage Association, 15 Year, Single Family,
4	6.000%, 04/15/14	4
4,183	6.500%, 10/15/23	4,644
	Government National Mortgage Association, 30 Year, Single Family,
8,012	6.500%, 09/15/38	9,222
16	8.500%, 04/15/25	18
10	9.000%, 09/15/24 - 10/15/26	12
362	9.500%, 07/15/20 - 12/15/25	402
12	12.000%, 11/15/19	12

	Total Mortgage Pass-Through Securities (Cost $787,355)	802,747

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $886)	925

U.S. Government Agency Securities — 17.4%
	Federal Farm Credit Banks,
4,000	2.200%, 04/08/13	4,028
36,025	2.350%, 09/23/13	36,645
25,000	2.500%, 03/26/13	25,182
10,000	2.600%, 03/04/13	10,061
8,000	2.625%, 04/17/14	8,259
2,769	2.700%, 08/19/13	2,816
1,580	3.000%, 02/12/14	1,633
5,000	3.000%, 09/22/14	5,247
16,493	3.875%, 01/10/13	16,556
1,400	5.250%, 08/21/13	1,450
5,000	5.450%, 12/11/13	5,267
	Federal Home Loan Bank,
5,600	1.375%, 05/28/14	5,698
34,125	1.625%, 06/14/13	34,385
85,000	1.875%, 06/21/13	85,789
25,865	2.375%, 03/14/14	26,566
15,085	2.500%, 06/13/14	15,594
74,350	2.625%, 09/13/13	75,745
13,730	2.750%, 12/12/14	14,408
23,405	2.750%, 03/13/15	24,677
18,800	3.000%, 06/24/13	19,094
10,000	3.050%, 06/28/13	10,153
2,980	3.125%, 03/08/13	3,003
153,715	3.125%, 12/13/13	158,290
21,685	3.125%, 03/11/16	23,571
16,230	3.500%, 03/08/13	16,372
18,825	3.875%, 03/08/13	19,008
15,895	4.250%, 06/14/13	16,237
10,000	4.875%, 11/27/13	10,458
44,470	4.875%, 12/13/13	46,592
24,980	5.000%, 03/14/14	26,461
20,025	5.250%, 09/13/13	20,804
17,575	5.375%, 06/14/13	18,058
29,755	5.375%, 06/13/14	32,053
6,670	7.000%, 08/15/14	7,420
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,406
57,900	0.500%, 10/15/13	58,045
30,000	0.750%, 12/28/12	30,013
30,000	1.000%, 07/30/14	30,366
50,100	1.000%, 08/20/14	50,693
50,000	1.000%, 08/27/14	50,658
25,100	1.350%, 04/29/14	25,483
10,000	1.750%, 09/10/15	10,379
65,200	2.000%, 08/25/16	68,764
45,000	2.500%, 05/27/16	48,204
11,038	4.000%, 06/12/13	11,259
25,000	4.125%, 12/21/12	25,056

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
15,000	4.500%, 01/15/13	15,080
25,000	4.500%, 01/15/14	26,183
15,960	4.500%, 04/02/14	16,842
75,196	5.000%, 01/30/14	79,337
65,505	5.000%, 07/15/14	70,489
20,000	5.250%, 04/18/16	23,218
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,626
30,000	0.375%, 03/16/15	30,031
25,000	0.500%, 08/09/13	25,049
28,000	0.500%, 05/27/15	28,098
7,100	1.125%, 10/08/13	7,155
70,000	1.125%, 04/27/17	71,566
20,000	1.250%, 09/28/16	20,573
5,000	1.250%, 01/30/17	5,146
36,200	1.375%, 11/15/16	37,346
20,000	1.625%, 10/26/15	20,710
35,000	1.750%, 02/22/13	35,120
22,000	2.250%, 03/15/16	23,277
5,000	2.500%, 05/15/14	5,162
25,000	3.625%, 02/12/13	25,164
3,245	4.000%, 03/27/13	3,284
11,310	4.000%, 04/15/13	11,468
6,135	4.050%, 04/18/13	6,224
5,000	4.125%, 04/29/13	5,080
7,892	4.125%, 07/11/13	8,078
17,000	4.375%, 03/15/13	17,202
107,600	4.375%, 07/17/13	110,358
40,000	4.625%, 10/15/13	41,532
87,497	4.750%, 02/21/13	88,355
10,000	5.000%, 04/15/15	11,096
3,315	5.000%, 03/15/16	3,806
11,200	Federal National Mortgage Association STRIPS, 07/15/16	10,829

	Total U.S. Government Agency Securities (Cost $2,115,082)	2,141,390

U.S. Treasury Obligations — 34.1%
	U.S. Treasury Notes,
25,000	0.125%, 12/31/13	24,978
10,000	0.250%, 11/30/13	10,005
4,000	0.250%, 01/31/14	4,001
5,000	0.250%, 02/28/14	5,002
30,000	0.250%, 03/31/14	30,008
20,000	0.250%, 10/15/15	19,961
30,000	0.375%, 06/30/13	30,036
65,000	0.375%, 07/31/13	65,089
10,000	0.375%, 11/15/14	10,022
10,000	0.500%, 05/31/13	10,018
45,000	0.500%, 11/15/13	45,125
75,000	0.500%, 08/15/14	75,319
45,000	0.500%, 10/15/14	45,200
87,000	0.500%, 07/31/17	86,735
35,000	0.625%, 12/31/12	35,013
30,000	0.625%, 01/31/13	30,026
25,000	0.625%, 02/28/13	25,031
15,000	0.625%, 04/30/13	15,030
40,000	0.625%, 07/15/14	40,245
20,000	0.625%, 05/31/17	20,083
50,000	0.625%, 08/31/17	50,121
60,000	0.625%, 09/30/17	60,094
25,000	0.750%, 03/31/13	25,051
20,000	0.750%, 08/15/13	20,080
76,000	0.750%, 09/15/13	76,336
20,000	0.750%, 06/15/14	20,155
50,000	0.750%, 10/31/17	50,355
65,000	0.875%, 11/30/16	66,082
85,000	0.875%, 12/31/16	86,375
60,000	0.875%, 01/31/17	60,947
45,000	0.875%, 04/30/17	45,686
35,000	1.000%, 07/15/13	35,180
140,000	1.000%, 05/15/14 (m)	141,542
100,000	1.000%, 08/31/16 (m)	102,117
75,000	1.000%, 09/30/16	76,600
105,000	1.000%, 10/31/16	107,248
170,600	1.125%, 06/15/13 (m)	171,480
170,000	1.250%, 02/15/14 (m)	172,079
95,000	1.250%, 04/15/14	96,310
20,000	1.250%, 08/31/15	20,511
20,000	1.250%, 09/30/15	20,523
10,000	1.250%, 10/31/15	10,266
15,000	1.375%, 01/15/13	15,023
30,000	1.375%, 02/15/13	30,076
72,000	1.375%, 03/15/13	72,253
30,000	1.375%, 05/15/13	30,166
10,000	1.375%, 11/30/15	10,306
40,000	1.500%, 06/30/16	41,550
96,620	1.500%, 07/31/16 (m)	100,424
25,000	1.750%, 01/31/14	25,443
140,000	1.750%, 07/31/15	145,327
100,000	1.750%, 05/31/16 (m)	104,695

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
75,000	1.875%, 02/28/14	76,529
30,750	1.875%, 04/30/14	31,459
20,000	1.875%, 06/30/15	20,808
45,000	1.875%, 10/31/17	47,756
63,000	2.000%, 01/31/16	66,248
40,000	2.000%, 04/30/16	42,197
25,000	2.125%, 12/31/15	26,354
105,000	2.125%, 02/29/16	110,972
25,000	2.250%, 05/31/14	25,748
112,065	2.250%, 01/31/15	116,828
53,720	2.375%, 08/31/14	55,699
40,000	2.375%, 10/31/14	41,606
50,000	2.375%, 03/31/16	53,297
35,000	2.375%, 07/31/17	37,901
19,185	2.500%, 03/31/15 (m)	20,173
15,000	2.500%, 04/30/15	15,796
10,000	2.500%, 06/30/17	10,882
40,000	2.625%, 06/30/14	41,492
30,000	2.625%, 07/31/14	31,181
5,000	2.750%, 11/30/16	5,452
4,300	3.125%, 09/30/13	4,404
15,000	3.125%, 10/31/16	16,552
47,000	3.125%, 04/30/17	52,313
35,000	3.250%, 12/31/16	38,918
55,000	4.000%, 02/15/15	59,482
45,000	4.125%, 05/15/15	49,205
74,675	4.250%, 08/15/14	79,739
175,000	4.250%, 08/15/15	193,457
45,000	4.500%, 11/15/15	50,484
45,000	4.500%, 02/15/16	50,924

	Total U.S. Treasury Obligations (Cost $4,155,086)	4,191,184

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
55,979	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $55,979)	55,979

	Total Investments — 99.0% (Cost $11,997,082)	12,159,182
	Other Assets in Excess of Liabilities — 1.0%	123,043

	NET ASSETS — 100.0%	$12,282,225

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2012.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(~)	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,990
Aggregate gross unrealized depreciation	(19,890)

Net unrealized appreciation/depreciation	$162,100

Federal income tax cost of investments	$11,997,082

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$949,509	$118,801		$1,068,310
Collateralized Mortgage Obligations
Agency CMO	—	821,109	25,815		846,924
Non-Agency CMO	—	223,473	43,715		267,188

Total Collateralized Mortgage Obligations	—	1,044,582	69,530		1,114,112

Commercial Mortgage-Backed Securities	—	504,129	43,175		547,304
Corporate Bonds
Consumer Discretionary	—	114,982	—		114,982
Consumer Staples	—	115,279	—		115,279
Energy	—	87,463	—		87,463
Financials	—	1,270,703	—		1,270,703
Health Care	—	48,385	—		48,385
Industrials	—	80,738	—		80,738
Information Technology	—	108,520	—		108,520
Materials	—	98,889	—		98,889
Telecommunication Services	—	114,495	—		114,495
Utilities	—	139,678	—		139,678

Total Corporate Bonds	—	2,179,132	—		2,179,132

Foreign Government Securities	—	58,099	—		58,099
Mortgage Pass-Through Securities	—	802,747	—		802,747
Supranational	—	925	—		925
U.S. Government Agency Securities	—	2,141,390	—		2,141,390
U.S. Treasury Obligations	—	4,191,184	—		4,191,184
Short-Term Investment
Investment Company	55,979	—	—		55,979

Total Investments in Securities	$55,979	$11,871,697	$231,506	*	$12,159,182

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $231,506,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Duration Bond Fund	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities
Asset-Backed Securities	$—	$—	$271	$1		$111,696	$(24,289)	$31,122	$—	$118,801
Collateralized Mortgage Obligations
Agency CMO	—	—	15	1		—	(2,023)	27,822	—	25,815
Non-Agency CMO	—	—	340	—	(a)	21,224	(10,374)	32,525	—	43,715
Commerical Mortgage-Backed Securities	—	—	199	1		35,681	(16,133)	23,427	—	43,175

Total	$—	$—	$825	$3		$168,601	$(52,819)	$114,896	$—	$231,506

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3) was approximately $825,000.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
768	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.708%, 06/25/32 (Cost $768)	773

Municipal Bonds — 97.9% (t)
	Alabama — 1.3%
	Other Revenue — 1.1%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,111
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,594
8,670	Industrial Development Board of the City of Mobile, Pollution Control, Rev., VAR, 0.580%, 09/13/13	8,673

		13,378

	Prerefunded — 0.2%
3,000	Birmingham Water Works and Sewer Board, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/14 (p)	3,182

	Total Alabama	16,560

	Alaska — 0.8%
	General Obligation — 0.8%
8,230	State of Alaska, Series A, GO, 5.000%, 08/01/17	9,892

	Arizona — 1.2%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,784

	General Obligation — 0.5%
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,543
1,950	University of Arizona, Board of Regents, COP, 5.000%, 06/01/16	2,218

		6,761

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 1.160%, 02/02/15	4,958

	Total Arizona	15,503

	California — 3.8%
	General Obligation — 1.0%
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	10,522
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,701

		12,223

	Other Revenue — 2.3%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14 (w)	2,672
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,341
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 0.660%, 04/01/14	3,009
2,000	California State Public Works Board, Various Capital Projects, Series A, Rev., 4.000%, 04/01/14	2,089
8,815	Series A, Rev., 5.000%, 04/01/15	9,672
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.110%, 05/01/17	1,506
2,500	Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,720
5,000	Metropolitan Water District of Southern California, Series C, Rev., 5.000%, 07/01/18	6,167

		29,176

	Prerefunded — 0.5%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	5,450
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,683

		7,133

	Total California	48,532

	Colorado — 1.7%
	Housing — 0.0% (g)
5	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	5

	Other Revenue — 0.5%
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15 (w)	1,335

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Colorado Housing and Finance Authority, Colorado Unemployment Compensation Fund, Series A, Rev., 5.000%, 05/15/14	5,332

		6,667

	Prerefunded — 0.4%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL- RE, FGIC, 5.750%, 12/15/14 (p)	2,398
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,300

		4,698

	Transportation — 0.8%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	10,788

	Total Colorado	22,158

	Connecticut — 2.2%
	Education — 0.2%
2,050	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,102

	General Obligation — 0.7%
6,005	State of Connecticut, Series A, GO, AGM, 5.000%, 12/15/16	7,033
1,000	Town of Glastonbury, GO, 5.000%, 05/15/14	1,069

		8,102

	Other Revenue — 1.0%
1,100	Connecticut Development Authority, Polution Control, The Connecticut Light & Power Company Project, Series B, Rev., VAR, 1.250%, 09/03/13	1,105
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	5,135
5,750	Series B, Rev., 5.000%, 12/01/17	6,922

		13,162

	Short Term Note — 0.3%
3,940	City of Bridgeport, Series B, GO, TAN, 1.250%, 02/12/13	3,947

	Total Connecticut	27,313

	Delaware — 2.2%
	General Obligation — 1.9%
	State of Delaware,
6,000	Series 2009C, GO, 5.000%, 10/01/16	7,027
14,590	Series A, GO, 5.000%, 07/01/17	17,497

		24,524

	Other Revenue — 0.3%
2,500	Delaware Transportation Authority, Transportation System, Rev., 5.000%, 07/01/18	3,068

	Total Delaware	27,592

	District of Columbia — 0.6%
	Other Revenue — 0.5%
5,000	District of Columbia, Income Tax Secured, Series C, Rev., 5.000%, 12/01/18	6,192

	Water & Sewer — 0.1%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,794

	Total District of Columbia	7,986

	Florida — 2.8%
	Other Revenue — 1.4%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,229
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	650
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,539
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,109
1,000	Lee County, Rev., 5.000%, 10/01/17	1,175
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,279

		16,981

	Water & Sewer — 1.4%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,708
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,400
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,197

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,659

		17,964

	Total Florida	34,945

	Georgia — 3.3%
	General Obligation — 2.7%
1,500	Association County Commisioners of Georgia Leasing Program, Effingham County Project, COP, 4.000%, 09/01/16 (w)	1,651
5,305	Atlanta Independent School System, Series B, COP, 5.000%, 03/01/15	5,774
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,683
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,949
3,100	Henry County School District, GO, NATL- RE, FGIC, 5.000%, 08/01/14 (p)	3,333
10,000	State of Georgia, Series I, GO, 5.000%, 07/01/18	12,339

		33,729

	Other Revenue — 0.6%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,039
	Camden County Public Service Authority, St. Mary's Project,
1,230	Rev., 5.000%, 12/01/15	1,391
1,685	Rev., 5.000%, 12/01/16	1,968
1,000	Henry County & Henry County Water & Sewer Authority, Series A, Rev., 4.000%, 02/01/16	1,104

		7,502

	Total Georgia	41,231

	Hawaii — 2.1%
	General Obligation — 2.1%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,140
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,552
10,160	Series DY, GO, 5.000%, 02/01/20	12,843
5,000	Series EA, GO, 5.000%, 12/01/16	5,864

	Total Hawaii	26,399

	Illinois — 4.5%
	Education — 0.4%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	5,009

	General Obligation — 0.8%
2,350	Chicago Park District, Series D, GO, 5.000%, 01/01/15	2,568
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,641
1,585	Series B, GO, 4.000%, 01/01/16	1,750
1,120	Village of Schaumburg, Series A, GO, 4.000%, 12/01/18	1,312
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,556

		9,827

	Hospital — 0.1%
1,010	Illinois Finance Authority, Advocate Health Care, Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,062

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
580	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, Rev., AMBAC, 4.350%, 06/01/13	579

	Other Revenue — 1.0%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,898
	State of Illinois, Unemployment Insurance Fund Building Receipts,
5,000	Series A, Rev., 5.000%, 06/15/16	5,765
5,000	Series C, Rev., 1.500%, 06/15/21	5,016

		12,679

	Prerefunded — 2.2%
2,295	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	2,295
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p) Illinois State Toll Highway Authority, Senior Priority,	7,120
14,425	Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	16,729

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,056

		28,200

	Total Illinois	57,356

	Indiana — 3.4%
	Education — 0.2%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,558

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,126

	Other Revenue — 1.5%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,072
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,179
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,376
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,264
1,000	Series A, Rev., 5.000%, 01/01/18	1,195
1,250	Series A, Rev., 5.000%, 01/01/19	1,530
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,234
3,320	Series D, Rev., 5.000%, 06/01/17	3,886

		18,736

	Prerefunded — 1.6%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	4,917
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	4,146
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,255
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	9,663

		20,981

	Total Indiana	43,401

	Iowa — 0.4%
	General Obligation — 0.2%
2,320	City of West Des Moines, Series B, GO, 5.000%, 06/01/16	2,676

	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,075

	Total Iowa	4,751

	Kansas — 0.6%
	Other Revenue — 0.6%
	City of Wichita, Hospital Facilities, Refunding and Improvement,
450	Series IV-A, Rev., 4.000%, 11/15/13	464
200	Series IV-A, Rev., 4.000%, 11/15/14	213
3,000	Kansas Development Finance Authority, Kansas Revolving Funds, Rev., 5.000%, 03/01/18	3,652
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,085
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,098
1,000	Rev., 5.000%, 12/01/16	1,163

	Total Kansas	7,675

	Kentucky — 1.6%
	Other Revenue — 1.1%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,136
5,125	Kentucky State Property & Buildings Commission, Project 93, Rev., AGC, 5.250%, 02/01/19	6,348
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	3,939

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,889

		14,312

	Prerefunded — 0.5%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,956

	Total Kentucky	20,268

	Louisiana — 1.6%
	General Obligation — 0.3%
3,760	State of Louisiana, Series B, 5.000%, 05/15/14	4,014

	Other Revenue — 1.1%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.910%, 06/01/13	7,615
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	6,005

		13,620

	Prerefunded — 0.2%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,209

	Total Louisiana	20,843

	Maine — 1.0%
	General Obligation — 0.8%
	State of Maine,
6,000	Series B, GO, 5.000%, 06/01/18	7,361
2,675	Series C, GO, 4.000%, 06/01/13	2,727

		10,088

	Prerefunded — 0.2%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,178

	Total Maine	12,266

	Maryland — 2.7%
	General Obligation — 2.2%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,761
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,391
4,565	Montgomery County, Public Improvements, CONS, Series A, GO, 5.000%, 11/01/20	5,921
	Prince George's County, Public Improvement,
1,500	GO, 5.500%, 10/01/13	1,567
3,000	Series A, GO, 5.000%, 07/15/13	3,090
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	12,290

		28,020

	Other Revenue — 0.5%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,734

	Total Maryland	33,754

	Massachusetts — 4.3%
	Certificate of Participation/Lease — 0.3%
3,250	Massachusetts Bay Transportation Authority, Sales Tax, Series C, Rev., 5.500%, 07/01/18	4,079

	Education — 1.2%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,011
7,250	Series A, Rev., 5.000%, 05/15/15	8,061

		15,072

	General Obligation — 0.4%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,242

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,548

	Other Revenue — 0.8%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,730
4,845	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	5,013
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,184

		9,927

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 1.2%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,236
500	Series B, GO, 5.000%, 08/01/14 (p)	538
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,208
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,568
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE, 5.250%, 11/01/14 (p)	3,845

		14,395

	Special Tax — 0.3%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,622

	Total Massachusetts	53,885

	Michigan — 2.7%
	General Obligation — 0.6%
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,811
4,400	State of Michigan, GO, 5.500%, 12/01/15	5,052

		6,863

	Other Revenue — 1.8%
2,060	Lansing Board of Water & Light, Utility System, Series A, Rev., 5.000%, 07/01/16	2,355
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,471
675	Series B, Rev., 4.000%, 11/01/19	777
455	Series B, Rev., 4.000%, 11/01/20	526
8,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series A, Rev., 5.000%, 07/01/19	10,047
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,544

		22,720

	Prerefunded — 0.1%
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,088

	Transportation — 0.2%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,062

	Total Michigan	33,733

	Minnesota — 1.7%
	General Obligation — 1.5%
5,650	Metropolitan Council, Series E, GO, 5.000%, 09/01/14	6,116
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	6,776
5,555	GO, 5.000%, 10/01/15	6,275

		19,167

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,167

	Total Minnesota	21,334

	Mississippi — 0.2%
	General Obligation — 0.2%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,260

	Missouri — 0.8%
	General Obligation — 0.6%
2,130	Columbia School District, GO, 4.000%, 03/01/14	2,226
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,041

		7,267

	Other Revenue — 0.2%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,329

	Total Missouri	10,596

	Nebraska — 0.8%
	General Obligation — 0.2%
	City of Omaha, Various Purpose,
1,000	Series A, GO, 3.000%, 11/15/15	1,073
1,680	Series A, GO, 4.000%, 11/15/16	1,902

		2,975

	Other Revenue — 0.6%
	Central Plains Energy Project, Gas Project No. 3,
650	Rev., 3.000%, 09/01/13	661
1,400	Rev., 4.000%, 09/01/14	1,470

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,000	Rev., 5.000%, 09/01/17	2,234
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	2,045
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,330

		7,740

	Total Nebraska	10,715

	Nevada — 0.4%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/13 (p)	2,573

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,092

	Total Nevada	4,665

	New Hampshire — 0.4%
	Other Revenue — 0.4%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,075

	New Jersey — 6.1%
	Certificate of Participation/Lease — 0.9%
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	11,537

	Education — 1.9%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,660
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	7,695
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,617
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,304
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,509

		23,785

	General Obligation — 1.1%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	431
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL-RE, 5.250%, 12/15/13	10,098
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,188

		13,717

	Other Revenue — 1.7%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,874
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 1.960%, 02/01/18	8,073
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,475
	New Jersey Turnpike Authority,
2,000	Series B, Rev., 5.000%, 01/01/19	2,439
2,000	Series B, Rev., 5.000%, 01/01/20	2,483

		21,344

	Prerefunded — 0.5%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	4,890
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,200

		7,090

	Total New Jersey	77,473

	New Mexico — 1.1%
	General Obligation — 0.3%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,439
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,152

		3,591

	Other Revenue — 0.8%
5,000	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/13	5,241

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,457

		10,698

	Total New Mexico	14,289

	New York — 5.4%
	General Obligation — 1.1%
	New York City,
5,000	Series F, GO, 5.000%, 08/01/18	6,102
15	Series F, GO, 5.500%, 12/15/12	15
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,187
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	3,051

		14,355

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,106

	Other Revenue — 4.2%
1,050	Erie County Industrial Development Agency, Series A, Rev., 5.000%, 05/01/14	1,116
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,277
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Sub Series B-2, Rev., 5.000%, 11/01/16	3,486
1,650	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/18	2,046
5,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	6,251
	New York City Transitional Finance Authority, Future Tax Secured,
2,750	Series B, Rev., 5.000%, 02/01/20	3,461
2,120	Sub Series A-1, Rev., 5.000%, 11/01/17	2,548
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,078
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,704
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,416
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,373
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,894
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,719
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	6,017

		53,386

	Total New York	68,847

	North Carolina — 3.6%
	General Obligation — 1.6%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,752
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,041
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,215
5,000	State of North Carolina, Series B, GO, 5.000%, 04/01/16	5,750
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,897
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,155

		20,810

	Other Revenue — 1.6%
1,840	City of Charlotte, Water & Sewer System, Series B, Rev., 5.000%, 07/01/18	2,266
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,908
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,690
1,695	Orange County Public Facilities Co., Limited Obligation, Rev., 5.000%, 10/01/18	2,065
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	11,001

		19,930

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.1%
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,795

	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,484

	Total North Carolina	46,019

	Ohio — 2.6%
	General Obligation — 0.9%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,595
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,672

		11,267

	Housing — 0.0% (g)
155	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	160

	Other Revenue — 1.7%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,365
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19 (w)	628
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,408
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,238
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.000%, 12/01/15	1,873
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,556

		21,068

	Total Ohio	32,495

	Oklahoma — 0.4%
	Other Revenue — 0.4%
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,829
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,765

	Total Oklahoma	4,594

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.2%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	3,153

	Pennsylvania — 6.6%
	Education — 0.1%
1,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	1,010

	General Obligation — 0.2%
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,420
730	Series C, GO, 5.000%, 09/01/14	785

		2,205

	Other Revenue — 3.0%
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,378
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,983
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	14,208
5,000	Series A, Rev., 5.000%, 07/01/18	6,142
6,000	Series B, Rev., 5.000%, 01/01/23	6,753
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/01/15	3,000
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.810%, 06/01/14	3,002
700	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/14	739

		38,205

	Prerefunded — 3.3%
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,515
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,355
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,736

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
2,350	Philadelphia School District, Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,518
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,454
14,520	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	14,867
	Warwick School District,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,259

		41,704

	Total Pennsylvania	83,124

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	2,954
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,899

	Total Puerto Rico	5,853

	South Carolina — 0.4%
	General Obligation — 0.4%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,664

	Tennessee — 2.3%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,653

	General Obligation — 1.8%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,629
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,909
85	Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	94
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,428
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,628

		22,688

	Other Revenue — 0.3%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,265

	Total Tennessee	28,606

	Texas — 10.4%
	Education — 0.3%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,146
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,379
1,000	Series A, Rev., 5.000%, 04/15/16	1,142

		3,667

	General Obligation — 4.0%
	City of Denton,
2,890	2.000%, 02/15/14	2,942
1,000	4.000%, 02/15/16	1,102
1,645	City of Pflugerville, Limited Tax, GO,
	5.000%, 08/01/20	2,086
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,153
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,499
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,375
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF- GTD, 5.000%, 08/15/14	1,618
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,751
	Northside Independent School District,
10,000	GO, VAR, PSF-GTD, 1.000%, 05/31/16	10,067
4,920	Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	4,977
2,000	Nueces County, GO, 5.000%, 02/15/16	2,277
1,530	San Jacinto College District, Capital
	Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,491

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,593
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,731
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,062
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,274
2,180	GO, AGM, 5.000%, 03/01/16	2,485

		50,483

	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,514

	Other Revenue — 4.3%
	City of Austin, Water and Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,696
9,655	Rev., 5.000%, 05/15/16	11,095
2,510	Rev., 5.000%, 11/15/16	2,932
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,146
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,599
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,544
1,535	Dallas-Fort Worth International Airport Facilities Improvement Corp., Taxable Joint, Series A, Rev., 1.934%, 11/01/14	1,548
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	582
	Harris County, Toll Road, Senior Lien,
3,200	Rev., VAR, 0.790%, 08/15/17	3,201
2,500	Rev., VAR, 0.940%, 08/15/18	2,501
2,395	Series D, Rev., 5.000%, 08/15/15	2,665
	Lower Colorado River Authority,
7,690	Rev., 5.000%, 05/15/14	8,202
15	Rev., 5.000%, 05/15/14 (p)	16
60	Rev., 5.000%, 05/15/14 (p)	64
5	Rev., 5.000%, 05/15/16 (p)	6
15	Rev., 5.000%, 05/15/16 (p)	17
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,824
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,333
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,425
2,000	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,006
1,940	Texas Woman's University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,293

		54,695

	Prerefunded — 1.3%
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,436
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,283
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,736
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	2,963

		16,418

	Transportation — 0.4%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,416

	Total Texas	132,193

	Utah — 0.5%
	General Obligation — 0.3%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,286

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,513

	Total Utah	5,799

	Virginia — 4.3%
	Education — 0.4%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,468

	General Obligation — 1.4%
1,200	Arlington County, Series D, GO, 5.000%, 08/01/17	1,442

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,719
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,535
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,121
	Fairfax County, Public Improvement,
1,385	Series A, GO, 5.000%, 10/01/14	1,504
7,275	Series A, GO, 5.250%, 04/01/14	7,757
1,100	Loudoun County, Series A, GO, 5.000%, 07/01/14	1,182

		18,260

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,214

	Other Revenue — 1.9%
4,435	City of Norfolk, Water Revenue, Rev., 5.000%, 11/01/17	5,341
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., 5.000%, 09/15/15	2,900
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/13	1,021
1,000	Rev., 4.000%, 07/01/14	1,055
1,000	Rev., 5.000%, 07/01/15	1,109
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,407
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,422
1,300	Virginia Resources Authority, Infrastracture & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,611

		23,866

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,220

	Total Virginia	55,028

	Washington — 3.3%
	General Obligation — 3.3%
3,720	King County, Series C, GO, 5.000%, 01/01/16	4,218
	Snohomish County School District No 201 Snohomish,
1,865	GO, 5.000%, 12/01/15	2,112
5,010	GO, 5.000%, 12/01/17	6,032
4,000	Snohomish County, Edmonds School District 15, GO, 5.000%, 12/01/19	5,018
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	9,143
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	1,945
	State of Washington, Various Purpose,
2,000	Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,191
2,000	Series D, GO, AMBAC, 5.000%, 01/01/14 (p)	2,102
7,300	Series R, GO, 5.000%, 07/01/17	8,702

	Total Washington	41,463

	Wisconsin — 1.1%
	General Obligation — 1.1%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	13,984

	Total Municipal Bonds (Cost $1,212,542)	1,239,272

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
8,521	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $8,521)	8,521

	Total Investments — 98.6% (Cost $1,221,831)	1,248,566
	Other Assets in Excess of Liabilities — 1.4%	17,272

	NET ASSETS — 100.0%	$1,265,838

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,903
Aggregate gross unrealized depreciation	(168)
Net unrealized appreciation/depreciation	$26,735

Federal income tax cost of investments	$1,221,831

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,521	$1,240,045	$—	$1,248,566

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.3% (t)
	Alaska — 3.3%
	Certificate of Participation/Lease — 0.7%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,391

	Utility — 2.6%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,164
3,915	Rev., AGM, 6.000%, 07/01/19	4,940
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,993

		12,097

	Total Alaska	15,488

	Arizona — 3.3%
	Special Tax — 3.3%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,805

	Arkansas — 1.7%
	Other Revenue — 1.7%
6,750	University of Arkansas, Revenue University, Various Facility Fayetteville Campus, Series B, Rev., 5.000%, 11/01/42	7,966

	California — 16.3%
	Certificate of Participation/Lease — 0.6%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 12/01/13 (p)	2,894

	Education — 1.3%
5,915	California State University, Systemwide, Series A, Rev., NATL-RE, FGIC, 5.000%, 05/01/13 (p)	6,033

	General Obligation — 2.6%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,833
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	62
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	6,422

		12,317

	Hospital — 2.5%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., MTG, 5.000%, 11/01/24	2,276
2,000	Series A, Rev., MTG, 5.000%, 11/01/29	2,059
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,216
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., MTG, 5.250%, 11/15/23	4,085

		11,636

	Other Revenue — 3.4%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,413
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	400
5,000	Los Angeles Department of Water & Power, Water System, Series B, Rev., 5.000%, 07/01/43	5,929
6,000	San Fransisco City & County Public Utilities Commission, Water WSIP, Sub Series A, Rev., 5.000%, 11/01/30	7,370

		16,112

	Prerefunded — 0.5%
40	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	53
2,105	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,544

		2,597

	Special Tax — 1.1%
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	202
4,550	Sweetwater Union High School District, Special Tax, Series A, Rev., AGM, 5.000%, 09/01/27	4,813

		5,015

	Utility — 1.1%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,372
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,977

		5,349

	Water & Sewer — 3.2%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,715

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,454
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	8,718

		14,887

	Total California	76,840

	Colorado — 2.1%
	Education — 0.4%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,812

	General Obligation — 0.5%
2,000	State of Colorado, Building Excellent Schools Today, Series G, GO, COP, 5.000%, 03/15/32	2,336

	Prerefunded — 0.7%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,455

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,155
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,148

		2,303

	Total Colorado	9,906

	Delaware — 1.3%
	Prerefunded — 1.3%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	5,914

	District of Columbia — 1.1%
	General Obligation — 1.1%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	5,118

	Florida — 3.3%
	General Obligation — 0.7%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,317

	Other Revenue — 0.9%
4,210	JEA Water & Sewer System, Sub Series B, Rev., 4.000%, 10/01/43	4,320

	Transportation — 0.8%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,991

	Utility — 0.9%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,107

	Total Florida	15,735

	Georgia — 5.3%
	Hospital — 1.3%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	6,047

	Other Revenue — 0.9%
3,500	Fulton County, Water & Sewage, Rev., 5.000%, 01/01/28	4,268

	Special Tax — 2.6%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,302

	Utility — 0.5%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,372

	Total Georgia	24,989

	Hawaii — 0.8%
	Other Revenue — 0.8%
2,000	City & County of Honolulu, Series A, Rev., 5.000%, 07/01/37	2,399
1,000	State of Hawaii, Highway, Series A, Rev., 5.000%, 01/01/32	1,220

	Total Hawaii	3,619

	Idaho — 0.2%
	Other Revenue — 0.2%
1,000	Boise State University, General Project, Series A, Rev., 5.000%, 04/01/42	1,178

	Illinois — 9.5%
	Education — 0.7%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,047

	General Obligation — 1.3%
3,000	Cook County, Series C, GO, 5.000%, 11/15/29 (w)	3,613

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	Cook County Forest Preserve District, Limited Tax, Series B, GO, 5.000%, 12/15/37	2,324

		5,937

	Other Revenue — 2.5%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,810
	Illinois Finance Authority, Advocate Health Care,
2,000	Rev., 4.000%, 06/01/47	2,043
3,500	Rev., 5.000%, 06/01/42	4,013
3,500	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/51	4,010

		11,876

	Prerefunded — 0.9%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,343
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,811

		4,154

	Special Tax — 1.2%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,789

	Transportation — 2.9%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	8,801
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,950

		13,751

	Total Illinois	44,554

	Indiana — 3.6%
	Certificate of Participation/Lease — 0.3%
1,100	Beech Grove School Building Corp., First Mortgage, GO, COP, NATL-RE, 6.250%, 07/05/16 (m)	1,222

	Other Revenue — 1.3%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	6,176

	Transportation — 2.0%
6,640	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	7,387
1,945	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	2,112

		9,499

	Total Indiana	16,897

	Kansas — 0.7%
	General Obligation — 0.7%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,415

	Louisiana — 2.1%
	Other Revenue — 2.1%
	Lafayette Public Power Authority Electric,
400	Rev., 4.000%, 11/01/20 (w)	470
500	Rev., 4.000%, 11/01/21 (w)	588
2,000	Rev., 5.000%, 11/01/32 (w)	2,394
6,000	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/35	6,592

	Total Louisiana	10,044

	Maine — 1.5%
	Transportation — 1.5%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,632
2,680	Rev., 6.000%, 07/01/38	3,230

	Total Maine	6,862

	Massachusetts — 0.4%
	Education — 0.4%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,724

	Michigan — 0.4%
	Other Revenue — 0.4%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,782

	Missouri — 0.1%
	Other Revenue — 0.1%
590	University of Missouri, Curators University, Unrefunded Balance, Series B, Rev., 5.000%, 11/01/17	615

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	460

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — 3.8%
	Housing — 0.8%
3,530	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	3,823

	Prerefunded — 1.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (k) (p)	5,609

	Transportation — 1.8%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	8,678

	Total New Jersey	18,110

	New York — 13.9%
	Education — 0.4%
1,900	New York Municipal Bond Bank Agency, Series C, Rev., 5.250%, 06/01/13 (p)	1,948

	General Obligation — 2.0%
9,135	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,201

	Housing — 1.3%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,076
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,076

		6,152

	Other Revenue — 2.2%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series FF, Rev., 5.000%, 06/15/45	5,897
1,000	New York State Dormitory Authority, State University, Third General Resolution, Series A, Rev., 5.000%, 05/15/30	1,234
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,077

		10,208

	Transportation — 6.7%
24,750	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	31,781

	Water & Sewer — 1.3%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	6,186

	Total New York	65,476

	Ohio — 0.6%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	600
400	GO, AGC, 6.000%, 12/01/28	476
250	GO, AGC, 6.125%, 12/01/33	294
400	GO, AGC, 6.125%, 12/01/38	466

		1,836

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	RiverSouth Authority, Riverfront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	1,073

	Total Ohio	2,909

	Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,332

	Pennsylvania — 2.7%
	General Obligation — 1.4%
5,000	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 11/15/22	6,396

	Other Revenue — 1.3%
5,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/18	6,142

	Total Pennsylvania	12,538

	South Carolina — 5.0%
	General Obligation — 2.5%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,925

	Prerefunded — 1.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,347

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 1.3%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	6,180

	Total South Carolina	23,452
	South Dakota — 0.7%
	Other Revenue — 0.6%
915	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/14 (p)	944
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,797

		2,741

	Prerefunded — 0.1%
416	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	456

	Total South Dakota	3,197

	Texas — 9.0%
	General Obligation — 1.5%
535	City of Carrollton, GO, 5.000%, 08/15/26	643
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,714
3,000	Harris County, Road, Series A, GO, 5.000%, 10/01/24 (w)	3,872

		7,229

	Hospital — 1.0%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	4,437

	Other Revenue — 2.1%
1,965	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	2,243
4,635	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.750%, 05/15/28	5,116
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,556

		9,915

	Prerefunded — 2.1%
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,877
3,590	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	3,915
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,827
365	Lower Colorado River Authority, Rev., 5.750%, 05/15/15 (p)	412

		10,031

	Utility — 1.2%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,608

	Water & Sewer — 1.1%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	5,153

	Total Texas	42,373

	Washington — 4.0%
	Education — 1.5%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	7,142

	Hospital — 1.1%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,469

	Other Revenue — 1.4%
5,000	City of Seattle, Water Systems, Rev., 5.000%, 09/01/21	6,466

	Total Washington	19,077

	Total Municipal Bonds (Cost $400,454)	458,375

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
16,892	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m) (Cost $16,892)	16,892

	Total Investments — 100.9% (Cost $417,346)	475,267
	Liabilities in Excess of Other Assets — (0.9)%	(4,269)

	NET ASSETS — 100.0%	$470,998

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(100)	30 Year U.S. Treasury Bond	12/19/12	$(15,141)	$(125)
(42)	30 Year U.S. Treasury Bond	03/19/13	(6,303)	(55)

				$(180)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MTG	—	Insured by California Mortgage Insurance
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,921
Aggregate gross unrealized depreciation	—
Net unrealized appreciation/depreciation	$57,921

Federal income tax cost of investments	$417,346

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Total Investments in Securities (a)	$16,892	$458,375	$—	$475,267
Depreciation in Other Financial Instruments
Futures Contracts	$(180)	$—	$—	$(180)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 19.3%
	Federal Farm Credit Banks,
9,745	4.000%, 05/21/13	9,919
25,000	4.350%, 09/02/14 (m)	26,767
500	6.270%, 01/26/16	592
9,400	Federal Home Loan Bank, 5.310%, 12/28/12	9,436
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,765
5,223	New Valley Generation I, 7.299%, 03/15/19	6,211
4,094	New Valley Generation II, 5.572%, 05/01/20	4,770

	Total U.S. Government Agency Securities (Cost $58,742)	61,460

U.S. Treasury Obligations — 79.4%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,127
	U.S. Treasury Notes,
20,000	0.875%, 12/31/16	20,324
10,000	0.875%, 04/30/17	10,152
16,140	1.375%, 02/15/13	16,181
4,000	1.375%, 11/30/15	4,123
7,000	1.750%, 04/15/13	7,042
20,000	1.750%, 07/31/15	20,761
12,000	1.875%, 04/30/14	12,277
70,000	2.000%, 11/30/13	71,241
15,000	2.000%, 01/31/16	15,773
10,000	2.000%, 04/30/16	10,549
5,000	2.125%, 11/30/14	5,184
8,000	2.375%, 10/31/14	8,321
28,000	2.625%, 02/29/16	30,041
15,000	2.625%, 04/30/16	16,134
4,000	3.250%, 12/31/16	4,448

	Total U.S. Treasury Obligations (Cost $249,976)	253,678

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,325	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $3,325)	3,325
	Total Investments — 99.7% (Cost $312,043)	318,463
	Other Assets in Excess of Liabilities — 0.3%	902

	NET ASSETS — 100.0%	$319,365

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,420
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$6,420

Federal income tax cost of investments	$312,043

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/ or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on The NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$50,479	$10,981		$61,460
U.S. Treasury Obligations	—	253,678	—		253,678
Short-Term Investment
Investment Company	3,325	—	—		3,325

Total Investments in Securities	$3,325	$304,157	$10,981	*	$318,463

*	Level 3 securities are valued by brokers. At November 30, 2012, the value of these securities was approximately $10,981,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/12
Investments in Securities

U.S. Government Agency Securities	$—	$—	$(56)	$(88)	$4,425	$(614)	$7,314	$—	$10,981

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(56,000).

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 44.5%
	Federal Farm Credit Banks — 1.3%
70,650	0.250%, 07/22/13	70,648
140,000	DN, 0.200%, 04/04/13 (m) (n)	139,904
250,000	VAR, 0.330%, 12/03/12	249,985
75,000	VAR, 0.400%, 12/03/12	75,000
250,000	VAR, 0.400%, 12/03/12	250,000

		785,537

	Federal Home Loan Bank — 24.5%
40,000	0.125%, 06/28/13	39,985
222,000	0.160%, 04/17/13	221,982
125,000	0.170%, 06/20/13	124,981
45,000	0.170%, 06/24/13	44,993
122,800	0.180%, 01/10/13	122,794
100,000	0.180%, 06/13/13	99,994
220,000	0.180%, 06/14/13	219,992
50,000	0.200%, 02/15/13	49,998
75,000	0.200%, 02/25/13	74,995
138,000	0.220%, 04/09/13	137,984
210,000	0.225%, 04/30/13	209,993
30,000	0.230%, 04/05/13	29,998
100,000	0.230%, 04/17/13	99,993
240,000	0.230%, 04/26/13	239,997
150,000	0.240%, 04/23/13	149,992
59,000	0.240%, 05/10/13	58,993
150,000	0.240%, 05/14/13	149,995
250,000	0.250%, 07/02/13	249,973
50,000	0.280%, 09/05/13	50,012
21,195	0.400%, 06/21/13	21,219
9,000	0.420%, 06/21/13	9,011
155,000	1.625%, 06/14/13	156,134
2,331,950	DN, 0.101%, 01/18/13 (n)	2,331,635
1,200,000	DN, 0.104%, 01/30/13 (n)	1,199,792
1,000,000	DN, 0.111%, 02/01/13 (n)	999,809
1,301,750	DN, 0.122%, 01/16/13 (n)	1,301,548
400,000	DN, 0.125%, 03/04/13 (n)	399,871
100,000	DN, 0.125%, 03/05/13 (n)	99,967
200,000	DN, 0.130%, 12/21/12 (n)	199,986
233,398	DN, 0.134%, 12/19/12 (n)	233,382
1,211,338	DN, 0.140%, 02/13/13 (n)	1,210,989
533,000	DN, 0.144%, 02/06/13 (n)	532,857
400,000	DN, 0.145%, 02/27/13 (n)	399,858
575,000	DN, 0.151%, 02/08/13 (n)	574,833
175,000	DN, 0.155%, 03/13/13 (n)	174,923
195,000	DN, 0.155%, 04/15/13 (n)	194,887
130,446	DN, 0.160%, 04/17/13 (n)	130,367
25,000	DN, 0.167%, 04/26/13 (n)	24,983
100,000	DN, 0.170%, 02/20/13 (n)	99,962
51,000	DN, 0.170%, 04/05/13 (n)	50,970
100,000	DN, 0.170%, 05/03/13 (n)	99,928
195,000	DN, 0.185%, 04/12/13 (n)	194,868
38,000	DN, 0.200%, 06/07/13 (n)	37,960
86,000	DN, 0.200%, 06/10/13 (n)	85,909
135,000	DN, 0.200%, 07/15/13 (n)	134,830
300,000	VAR, 0.240%, 12/03/12	299,855
300,000	VAR, 0.265%, 02/04/13	299,930
262,000	VAR, 0.345%, 12/03/12	261,992
250,000	VAR, 0.380%, 12/03/12	249,988

		14,388,887

	Federal Home Loan Mortgage Corp. — 7.9%
99,292	0.500%, 10/15/13	99,530
200,000	1.375%, 01/09/13	200,248
714,000	DN, 0.130%, 02/04/13 (n)	713,832
700,000	DN, 0.130%, 02/06/13 (n)	699,830
1,250,000	DN, 0.139%, 12/17/12 (n)	1,249,923
500,000	DN, 0.140%, 03/05/13 (n)	499,817
250,000	DN, 0.160%, 04/17/13 (n)	249,848
100,000	DN, 0.180%, 07/02/13 (n)	99,893
20,000	DN, 0.229%, 07/08/13 (n)	19,972
388,000	VAR, 0.370%, 12/03/12	387,915
460,000	VAR, 0.370%, 12/03/12	459,903

		4,680,711

	Federal National Mortgage Association — 10.8%
450,000	1.750%, 02/22/13	451,568
928,000	1.750%, 05/07/13	934,299
651,300	3.625%, 02/12/13	655,697
300,136	4.625%, 10/15/13	311,638
150,000	DN, 0.135%, 01/16/13 (n)	149,974
750,000	DN, 0.140%, 12/17/12 (n)	749,953
285,000	DN, 0.140%, 01/09/13 (n)	284,957
100,000	DN, 0.145%, 02/20/13 (n)	99,967
265,833	DN, 0.160%, 02/06/13 (n)	265,754
280,000	DN, 0.160%, 04/17/13 (n)	279,830
320,925	DN, 0.161%, 04/03/13 (n)	320,748
212,988	DN, 0.170%, 05/01/13 (n)	212,836
100,000	DN, 0.180%, 01/30/13 (n)	99,970
125,000	VAR, 0.189%, 12/11/12	124,955
350,000	VAR, 0.238%, 12/20/12	349,996
350,000	VAR, 0.239%, 12/28/12	349,995

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
639,000	VAR, 0.360%, 12/03/12	639,000

		6,281,137

	Total U.S. Government Agency Securities (Cost $26,136,272)	26,136,272

U.S. Treasury Obligations — 16.4%
	U.S. Treasury Bills — 5.5% (n)
665,000	0.060%, 01/17/13	664,948
500,000	0.115%, 12/20/12	499,970
2,050,000	0.150%, 12/14/12	2,049,889

		3,214,807

	U.S. Treasury Notes — 10.9%
266,000	0.125%, 09/30/13	265,833
290,000	0.500%, 05/31/13	290,472
980,000	0.500%, 10/15/13	982,555
585,000	1.000%, 07/15/13	587,847
2,134,000	1.125%, 12/15/12	2,134,805
95,000	1.375%, 02/15/13	95,237
260,000	1.375%, 03/15/13	260,842
1,000,000	1.375%, 05/15/13	1,005,324
90,000	2.500%, 03/31/13	90,678
130,000	2.750%, 10/31/13	133,017
250,000	3.125%, 04/30/13	252,992
335,000	3.500%, 05/31/13	340,456

		6,440,058

	Total U.S. Treasury Obligations (Cost $9,654,865)	9,654,865

Repurchase Agreements — 39.1%
1,000,000	Barclays Capital, Inc., 0.170%, dated 11/30/12, due 12/06/12, repurchase price $1,000,028, collateralized by U.S. Treasury Securities, 0.000% - 2.375%, dated 10/31/14 - 05/15/32, with a value of $1,020,000.	1,000,000
550,000	Barclays Capital, Inc., 0.170%, dated 11/30/12, due 12/05/12, repurchase price $550,013, collateralized by U.S. Treasury Securities, 0.625% - 5.250%, dated 10/31/14 - 11/15/28, with a value of $561,000.	550,000
500,000	Barclays Capital, Inc., 0.190%, dated 11/30/12, due 12/04/12, repurchase price $500,011, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 8.000%, dated 07/15/22 - 08/15/42, Federal National Mortgage Association, 0.318% - 13.894%, dated 04/25/22 - 11/25/42, Government National Mortgage Association, 0.433% - 7.793%, dated 03/20/31 - 05/20/62 and Other U.S. Government Agency Securities, 6.750%, dated 02/15/26 - 06/15/26, with a value of $515,000.	500,000
500,000	Barclays Capital, Inc., 0.190%, dated 11/30/12, due 12/05/12, repurchase price $500,013, collateralized by Federal Farm Credit Banks, 0.000% - 5.050%, dated 12/05/12 - 12/10/30, Federal Home Loan Bank, 0.000% - 2.900%, dated 07/12/13 - 09/05/25, Federal Home Loan Mortgage Corp., 0.000% - 0.530%, dated 03/21/13 - 09/15/30, Federal National Mortgage Association, 0.000% - 0.500%, dated 07/15/13 - 11/15/30 and Other U.S. Government Agency Securities, 0.000%, dated 05/01/30, with a value of $510,004.	500,000
295,000	Barclays Capital, Inc., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $295,006, collateralized by Federal Home Loan Mortgage Corp., 0.000%, dated 11/15/42, Federal National Mortgage Association, 0.000% - 6.393%, dated 11/25/32 - 12/25/42 and Government National Mortgage Association, 0.810% - 4.500%, dated 08/20/42 - 09/20/62, with a value of $303,850.	295,000
600,000	BNP Paribas Securities Corp., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $600,012, collateralized by Government National Mortgage Association, 2.420% - 8.000%, dated 12/15/20 - 02/15/53, with a value of $612,000.	600,000
500,000	Citibank N.A., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.500%, dated 09/01/22 - 12/01/42, Federal National Mortgage Association, 2.325% - 6.000%, dated 06/01/22 - 11/01/42 and Government National Mortgage Association, 2.500%, dated 09/20/37, with a value of $510,000.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,500,000	Citigroup Global Markets, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,500,028, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 22.755%, dated 08/15/25 - 11/15/42, Federal National Mortgage Association, 0.611% - 6.889%, dated 03/25/24 - 12/25/42 and Government National Mortgage Association, 2.000% - 22.188%, dated 06/20/32 - 11/20/42, with a value of $1,530,828.	1,500,000
295,000	Citigroup Global Markets, Inc., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $295,006, collateralized by Federal Home Loan Mortgage Corp., 1.808%, dated 11/15/37, Federal National Mortgage Association, 5.743%, dated 02/25/42, and Government National Mortgage Association, 4.500% - 3.500%, dated 04/20/41 - 08/20/42, with a value of $300,900.	295,000
125,000	Deutsche Bank Securities, Inc., 0.190%, dated 11/30/12, due 12/04/12, repurchase price $125,003, collateralized by Federal Home Loan Mortgage Corp., 6.500%, dated 11/15/42 and Federal National Mortgage Association, 3.500% - 6.500%, dated 07/01/31 - 10/01/42, with a value of $127,500.	125,000
200,000	Deutsche Bank Securities, Inc., 0.190%, dated 11/30/12, due 12/05/12, repurchase price $200,005, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.500%, dated 07/15/32 - 11/15/42, with a value of $204,000.	200,000
1,000,000	Deutsche Bank Securities, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.500%, dated 11/15/27 - 11/15/42, Federal National Mortgage Association, 5.530% - 23.439%, dated 08/25/26 - 09/25/42 and Government National Mortgage Association, 3.00%, dated 10/20/42, with a value of $1,020,000.	1,000,000
200,000	Deutsche Bank Securities, Inc., 0.220%, dated 11/30/12, due 12/07/12, repurchase price $200,009, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.500%, dated 02/15/16 - 11/15/42, with a value of $204,000.	200,000
1,000,000	Deutsche Bank Securities, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $1,000,019, collateralized by U.S. Treasury Securities, 1.875% - 2.375%, dated 07/15/13 - 01/15/25, with a value of $1,020,000.	1,000,000
197,833	Deutsche Bank Securities, Inc., 0.230%, dated 11/30/12, due 12/03/12, repurchase price $197,837, collateralized by U.S. Treasury Securities, 6.125%, dated 11/15/27, with a value of $201,790.	197,833
10,000	Federal Reserve Bank, 0.180%, dated 11/30/12, due 12/03/12, repurchase price $10,000, collateralized by U.S. Treasury Securities, 0.375%, dated 04/15/15, with a value of $10,000.	10,000
1,000,000	Goldman Sachs & Co., 0.210%, dated 11/30/12, due 12/06/12, repurchase price $1,000,035, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 7.000%, dated 10/15/19 - 10/15/49, Federal National Mortgage Association, 0.000% - 9.000%, dated 06/25/21 - 12/01/49 and Government National Mortgage Association, 0.000% - 6.000%, dated 12/16/25 - 09/16/42, with a value of $1,027,908.	1,000,000
800,000	Goldman Sachs & Co., 0.210%, dated 11/30/12, due 12/05/12, repurchase price $800,023, collateralized by Federal Home Loan Mortgage Corp., 2.642% - 21.839%, dated 11/15/21 - 12/01/42 and Federal National Mortgage Association, 1.880% - 22.305%, dated 05/01/22 - 12/01/42, with a value of $816,009.	800,000
750,000	Goldman Sachs & Co., 0.210%, dated 11/30/12, due 12/04/12, repurchase price $750,018, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 6.000%, dated 04/01/26 - 11/01/42 and Federal National Mortgage Association, 2.000% - 6.000%, dated 06/01/25 - 12/01/42, with a value of $765,000.	750,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,000,000	Goldman Sachs & Co., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by Federal Home Loan Mortgage Corp., 1.508% - 6.392%, dated 03/15/35 - 10/15/42, Federal National Mortgage Association, 0.000% - 6.409%, dated 06/25/27 - 12/25/42 and Government National Mortgage Association, 3.500% - 6.493%, dated 06/15/26 - 08/20/42, with a value of $1,028,957.	1,000,000
1,000,000	Goldman Sachs & Co., 0.220%, dated 11/30/12, due 12/07/12, repurchase price $1,000,043, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 21.890%, dated 07/15/21 - 10/15/49 and Federal National Mortgage Association, 0.000% - 8.239%, dated 01/25/19 - 12/25/42, with a value of $1,030,000.	1,000,000
350,000	HSBC Securities USA, Inc., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $350,007, collateralized by Federal National Mortgage Association, 4.000% - 4.500%, dated 01/01/41 - 08/01/42, with a value of $357,003.	350,000
445,000	HSBC Securities USA, Inc., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $445,009, collateralized by Federal National Mortgage Association, 3.500% - 5.000%, dated 05/01/23 - 11/01/42, with a value of $453,903.	445,000
19,832	Merrill Lynch & Co., Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $19,832, collateralized by U.S. Treasury Securities, 0.250%, dated 11/30/14, with a value of $20,229.	19,832
410,000	Merrill Lynch & Co., Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $410,007, collateralized by U.S. Treasury Securities, 0.125% - 0.750%, dated 08/15/13 - 04/15/16, with a value of $418,200.	410,000
1,000,000	Morgan Stanley & Co. LLC, 0.190%, dated 11/30/12, due 12/05/12, repurchase price $1,000,026, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 8.000%, dated 12/01/15 - 12/01/42, with a value of $1,020,000.	1,000,000
1,000,000	Morgan Stanley & Co. LLC, 0.190%, dated 11/30/12, due 12/04/12, repurchase price $1,000,021, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 4.500%, dated 08/01/32 - 11/01/41 and Federal National Mortgage Association, 2.075% - 6.000%, dated 06/01/13 - 12/01/42, with a value of $1,020,000.	1,000,000
1,000,000	Morgan Stanley & Co. LLC, 0.210%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by U.S. Treasury Securities, 0.000% - 2.500%, dated 04/15/13 - 02/15/42, with a value of $1,020,000.	1,000,000
1,000,000	Morgan Stanley & Co. LLC, 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 5.000%, dated 06/01/27 - 08/01/42 and Federal National Mortgage Association, 1.945% - 6.500%, dated 09/01/13 - 12/01/42, with a value of $1,020,000.	1,000,000
1,500,000	Morgan Stanley & Co. LLC, 0.220%, dated 11/30/12, due 12/07/12, repurchase price $1,500,064, collateralized by Federal National Mortgage Association, 2.000% - 14.000%, dated 12/03/12 - 12/01/49, with a value of $1,530,000.	1,500,000
345,593	RBS Securities, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $345,599, collateralized by U.S. Treasury Securities, 0.500% - 1.500%, dated 07/31/17 - 03/31/19, with a value of $352,507.	345,593
500,000	RBS Securities, Inc., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corp., 3.500%, dated 03/01/27 - 08/01/42 and Federal National Mortgage Association, 1.826% - 5.136%, dated 06/01/27 - 11/01/42, with a value of $510,001.	500,000
498,000	RBS Securities, Inc., 0.260%, dated 11/30/12, due 12/03/12, repurchase price $498,011, collateralized by Government National Mortgage Association, 2.500% - 4.500%, dated 07/20/26 - 09/20/42, with a value of $507,963.	498,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,595,000	Societe Generale., 0.240%, dated 11/30/12, due 12/03/12, repurchase price $1,595,032, collateralized by Federal Home Loan Mortgage Corp., 2.295% - 5.786%, dated 02/01/40 - 11/01/42, Federal National Mortgage Association, 2.500% - 6.000%, dated 03/01/26 - 11/01/42 and Government National Mortgage Association, 0.348% - 5.500%, dated 12/16/31 - 08/16/43, with a value of $1,633,047.	1,595,000
295,000	UBS Securities LLC, 0.240%, dated 11/30/12, due 12/03/12, repurchase price $295,006, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 4.500%, dated 03/01/26 - 07/01/32 and Federal National Mortgage Association, 3.500%, dated 09/01/42, with a value of $300,900.	295,000

	Total Repurchase Agreements (Cost $22,981,258)	22,981,258

	Total Investments — 100.0% (Cost $58,772,395) *	58,772,395
	Other Assets in Excess of Liabilities — 0.0% (g)	24,741

	NET ASSETS — 100.0%	$58,797,136

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2012.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,772,395	$—	$58,772,395

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 41.9%
	U.S. Treasury Bills — 4.5% (n)
100,000	0.091%, 02/21/13	99,979
250,000	0.100%, 02/28/13	249,938
250,000	0.108%, 02/07/13 (m)	249,950

		599,867

	U.S. Treasury Notes — 37.4%
100,000	0.125%, 09/30/13	99,936
24,000	0.250%, 10/31/13	24,008
35,000	0.375%, 07/31/13	35,043
150,000	0.500%, 05/31/13	150,232
75,000	0.500%, 10/15/13	75,194
255,000	0.625%, 01/31/13	255,196
165,000	0.625%, 02/28/13	165,194
250,000	0.625%, 04/30/13	250,515
418,000	1.125%, 06/15/13	420,117
781,000	1.375%, 01/15/13	782,161
782,000	1.375%, 02/15/13	783,931
55,000	1.375%, 03/15/13	55,186
225,000	1.375%, 05/15/13	226,182
250,000	1.750%, 04/15/13	251,439
75,000	2.000%, 11/30/13	76,329
250,000	2.500%, 03/31/13	251,883
405,000	2.750%, 02/28/13	407,601
75,000	2.750%, 10/31/13	76,741
50,000	2.875%, 01/31/13	50,225
30,000	3.125%, 04/30/13	30,353
50,000	3.125%, 09/30/13	51,209
100,000	3.375%, 06/30/13	101,807
100,000	3.500%, 05/31/13	101,649
300,000	3.875%, 02/15/13	302,302

		5,024,433

	Total U.S. Treasury Obligations (Cost $5,624,300)	5,624,300

Repurchase Agreements — 59.8%
300,000	Barclays Capital, Inc., 0.170%, dated 11/30/12, due 12/05/12, repurchase price $300,007, collateralized by U.S. Treasury Securities, 0.875% - 4.000%, due 4/30/17 - 8/15/18, with a value of $306,000.	300,000
250,000	Barclays Capital, Inc., 0.170%, dated 11/30/12, due 12/04/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.625% - 2.375%, due 3/31/14 - 5/31/17, with a value of $255,000.	250,000
250,000	Barclays Capital, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.250%, due 9/30/14, with a value of $255,000.	250,000
250,000	BNP Paribas, 0.170%, dated 11/30/12, due 12/04/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.000%, due 2/15/22 - 2/15/42, with a value of $255,000.	250,000
250,000	Citigroup Global Markets Holdings, Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $250,004, collateralized by U.S. Treasury Securities, 3.125% - 4.250%, due 8/15/15 - 1/31/17, with a value of $255,000.	250,000
100,000	Credit Suisse First Boston USA, Inc., 0.170%, dated 11/30/12, due 12/04/12, repurchase price $100,002, collateralized by U.S. Treasury Securities, 2.625%, due 8/15/20, with a value of $102,004.	100,000
100,000	Credit Suisse First Boston USA, Inc., 0.170%, dated 11/30/12, due 12/05/12, repurchase price $100,002, collateralized by U.S. Treasury Securities, 0.250% - 2.625%, due 8/31/14 - 8/15/20, with a value of $102,001.	100,000
250,000	Credit Suisse First Boston USA, Inc., 0.200%, dated 11/30/12, due 12/07/12, repurchase price $250,010, collateralized by U.S. Treasury Securities, 0.625%, due 8/31/17, with a value of $255,002.	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.125% - 1.750%, due 12/31/13 - 3/31/14, with a value of $255,003.	250,000
250,000	Deutsche Bank Securities, Inc., 0.170%, dated 11/30/12, due 12/04/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.000% - 6.750%, due 1/24/13 - 4/15/29, with a value of $255,000.	250,000

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
300,000	Deutsche Bank Securities, Inc., 0.170%, dated 11/30/12, due 12/05/12, repurchase price $300,007, collateralized by U.S. Treasury Securities, 0.000% - 2.250%, due 12/31/12 - 11/15/26, with a value of $306,000.	300,000
10,000	Federal Reserve Bank, 0.180%, dated 11/30/12, due 12/03/12, repurchase price $10,000, collateralized by U.S. Treasury Securities, 1.000%, due 8/31/16, with a value of $10,000.	10,000
250,000	Goldman Sachs & Co., 0.180%, dated 11/30/12, due 12/05/12, repurchase price $250,006, collateralized by U.S. Treasury Securities, 0.375% - 7.625%, due 6/15/15 - 2/15/25, with a value of $255,000.	250,000
100,000	Goldman Sachs & Co., 0.180%, dated 11/30/12, due 12/06/12, repurchase price $100,003, collateralized by U.S. Treasury Securities, 4.375%, due 5/15/41, with a value of $102,000.	100,000
100,000	Goldman Sachs & Co., 0.180%, dated 11/30/12, due 12/04/12, repurchase price $100,002, collateralized by U.S. Treasury Securities, 4.375% - 8.750%, due 5/15/17 - 5/15/41, with a value of $102,000.	100,000
100,000	Goldman Sachs & Co., 0.190%, dated 11/30/12, due 12/07/12, repurchase price $100,004, collateralized by U.S. Treasury Securities, 2.625%, due 6/30/14, with a value of $102,000.	100,000
350,000	Goldman Sachs & Co., 0.200%, dated 11/30/12, due 12/03/12, repurchase price $350,006, collateralized by U.S. Treasury Securities, 1.875% - 4.500%, due 2/15/15 - 5/15/38, with a value of $357,000.	350,000
500,000	HSBC Securities USA, Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.625% - 3.000%, due 11/30/17 - 11/15/42, with a value of $510,004.	500,000
120,156	Merrill Lynch & Co., Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $120,158, collateralized by U.S. Treasury Securities, 0.250% - 1.500%, due 11/30/14 - 7/31/16, with a value of $122,559.	120,156
250,000	Merrill Lynch & Co., Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $250,004, collateralized by U.S. Treasury Securities, 3.000%, due 5/15/42, with a value of $255,000.	250,000
250,000	Merrill Lynch & Co., Inc., 0.210%, dated 11/30/12, due 12/03/12, repurchase price $250,004, collateralized by U.S. Treasury Securities, 3.000% - 4.625%, due 2/15/40 - 5/15/42, with a value of $255,000.	250,000
200,000	Morgan Stanley & Co. LLC, 0.210%, dated 11/30/12, due 12/07/12, repurchase price $200,008, collateralized by U.S. Treasury Securities, 3.375%, due 4/15/32, with a value of $204,000.	200,000
500,000	RBS Securities, Inc., 0.220%, dated 11/30/12, due 12/03/12, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.250% - 3.375%, due 7/31/13 - 11/15/19, with a value of $510,001.	500,000
1,000,000	Royal Bank of Scotland, 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,000,018, collateralized by U.S. Treasury Securities, 2.125% - 2.500%, due 3/31/15 - 8/15/21, with a value of $1,020,004.	1,000,000
1,750,000	Societe Generale, 0.220%, dated 11/30/12, due 12/03/12, repurchase price $1,750,032, collateralized by U.S. Treasury Securities, 0.000% - 4.750%, due 12/13/12 - 5/15/42, with a value of $1,785,002.	1,750,000

	Total Repurchase Agreements (Cost $8,030,156)	8,030,156

	Total Investments — 101.7% (Cost $13,654,456) *	13,654,456
	Liabilities in Excess of Other Assets — (1.7)%	(231,665)

	NET ASSETS — 100.0%	$13,422,791

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$13,654,456	$—	$13,654,456

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 29, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 29, 2013